UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

AZL® BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Consolidated Expense Examples and Portfolio Composition Page 1

Consolidated Schedule of Portfolio Investments Page 2

Consolidated Statement of Assets and Liabilities Page 20

Consolidated Statement of Operations Page 20

Consolidated Statements of Changes in Net Assets Page 21

Consolidated Financial Highlights Page 22

Notes to the Consolidated Financial Statements Page 23

Other Information Page 34

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL BlackRock Global Allocation Fund	$1,000.00	$1,104.70	$5.90	1.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL BlackRock Global Allocation Fund	$1,000.00	$1,019.19	$5.66	1.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	57.8%

U.S. Treasury Obligations	25.4

Foreign Bonds	7.9

Corporate Bonds	5.2

Securities Held as Collateral for Securities on Loan	1.4

Yankee Dollars	1.4

Preferred Stocks	0.9

Money Markets	0.5

Purchased Options	0.2

Bank Loans	0.1

Private Placements	0.1

Convertible Bonds	—	†

Convertible Preferred Stocks	—	†

Purchased Interest Rate Cap	—	†

Purchased Currency Options	—	†

Purchased Swaptions	—	†

Total Investment Securities	100.9

Net other assets (liabilities)	(0.9)

Net Assets	100.0%

†	Represents less than 0.05%

Consolidated Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	65.4%

Japan	10.3

France	4.1

Germany	3.6

United Kingdom	2.8

Canada	1.8

Netherlands	1.5

China	1.4

Taiwan, Province Of China	1.3

Switzerland	1.2

All other countries	7.5

Total Investment Securities	100.9

Net other assets (liabilities)	(0.9)

Net Assets	100.0%

1

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (57.8%):
Aerospace & Defense (2.0%):
186	Boeing Co. (The)	$67,706
402	Dassault Aviation SA	578,782
186	Lockheed Martin Corp.	67,618
122	Northrop Grumman Corp.	39,419
17,264	Raytheon Co.	3,001,865
5,514	Rolls-Royce Holdings plc	58,992
11,815	Safran SA	1,730,817
16,221	United Technologies Corp.	2,111,974

		7,657,173

Air Freight & Logistics (0.1%):
2,390	C.H. Robinson Worldwide, Inc.^	201,596
340	United Parcel Service, Inc., Class B	35,112
400	Yamato Holdings Co., Ltd.	8,150

		244,858

Airlines (0.8%):
38,394	Azul SA, ADR*^	1,283,895
483	Delta Air Lines, Inc.	27,410
53,800	Japan Airlines Co., Ltd.	1,721,363
551	United Continental Holdings, Inc.*	48,240

		3,080,908

Auto Components (0.9%):
26,300	Denso Corp.	1,108,773
2,500	Exedy Corp.	52,502
20,200	Koito Manufacturing Co., Ltd.	1,081,345
141	Lear Corp.	19,637
724	Magna Internationl, Inc.	36,029
2,300	Stanley Electric Co., Ltd.	56,711
19,200	Toyota Industries Corp.	1,059,479

		3,414,476

Automobiles (1.0%):
1,419	Fiat Chrysler Automobiles NV	19,739
988	Ford Motor Co.	10,107
62,200	Fuji Heavy Industries, Ltd.	1,515,572
1,534	General Motors Co.	59,105
3,928	Hero MotoCorp, Ltd.	146,916
3,871	Maruti Suzuki India, Ltd.	366,497
2,300	Mitsubishi Motors Corp.	11,052
686	Renault SA^	43,233
37,900	Suzuki Motor Corp.	1,784,166

		3,956,387

Banks (3.5%):
108,935	ABN AMRO Group NV	2,330,343
23,000	Agricultural Bank of China, Ltd., Class A	9,613
220	Banco Bilbao Vizcaya Argentaria SA	1,230
872	Banco do Brasil SA	12,251
573	Banco Santander Brasil SA	6,785
3,282	Bank of America Corp.	95,178
7,000	Bank of China, Ltd.	2,951
326	Bank of Montreal	24,628
149	BB&T Corp.	7,320
29,000	China Citic Bank Co., Ltd.	16,531
11,000	China Construction Bank	9,453
14,743	Citigroup, Inc.	1,032,452
6,656	Criteria Caixacorp SA	19,056
1,416	Fifth Third Bancorp	39,506

Shares		Fair Value
Common Stocks, continued
Banks, continued
826	Hana Financial Holdings Group, Inc.	$26,776
152,246	HSBC Holdings plc	1,269,946
68,000	Industrial & Commercial Bank of China, Ltd, Class H	49,511
1,329	Industrial Bank of Korea (IBK)	16,185
38,541	JPMorgan Chase & Co.	4,308,885
360	KB Financial Group, Inc.	14,268
119	KeyCorp	2,112
50	M&T Bank Corp.	8,504
10,600	Mitsubishi UFJ Financial Group, Inc.	50,681
75,900	PT Bank Central Asia Tbk	161,213
1,341	Shinhan Financial Group Co., Ltd.	52,163
485	Societe Generale	12,269
100	Sumitomo Mitsui Financial Group, Inc.	3,541
23,495	SunTrust Banks, Inc.	1,476,661
4,971	U.S. Bancorp	260,480
1,803	Unicredit SpA	22,190
8,100	United Overseas Bank, Ltd.	156,537
43,200	Wells Fargo & Co.	2,044,224

		13,543,443

Beverages (0.2%):
1,035	Ambev SA Com Npv	4,823
506	Carlsberg A/S, Class B	67,116
4,000	China Resources Enterprises, Ltd.	18,933
3,297	Compania Cervecerias Unidas SA, ADR	93,140
788	Diageo plc	33,928
469	Monster Beverage Corp.*	29,936
2,130	PepsiCo, Inc.	279,307
65,100	Thai Beverage PCL	39,970
500	Tsingtao Brewery Co, Ltd., Class A	3,642
4,000	Tsingtao Brewery Co., Ltd., Class H	25,366
300	Wuliangye Yibin Co., Ltd., Class A	5,159

		601,320

Biotechnology (0.6%):
3,724	AbbVie, Inc.	270,809
319	Amgen, Inc.	58,785
2,641	Biogen Idec, Inc.*	617,651
31	CSL, Ltd.	4,689
22,445	Gilead Sciences, Inc.	1,516,384
3	Regeneron Pharmaceuticals, Inc.*	939
63	Vertex Pharmaceuticals, Inc.*	11,553

		2,480,810

Building Products (0.4%):
100	Asahi Glass Co., Ltd.	3,466
943	ASSA Abloy AB, Class B	21,358
5,863	Compagnie de Saint-Gobain SA^	229,115
5,200	Daikin Industries, Ltd.	680,721
1,823	Fortune Brands Home & Security, Inc.^	104,148
4,887	Masco Corp.	191,766
5,400	Nichias Corp.	97,418

		1,327,992

Capital Markets (0.6%):
708	Ameriprise Financial, Inc.	102,773
100	B3 SA- Brasil Bolsa Balcao	976
194	Bank of New York Mellon Corp. (The)	8,565
24,066	Charles Schwab Corp. (The)	967,213
2,000	Citic Securities Co., Ltd., Class A	4,176

See accompanying notes to the consolidated financial statements.

2

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
277	Deutsche Boerse AG	$39,173
381	Goldman Sachs Group, Inc. (The)	77,953
1,600	Guotai Junan Securities Co., Ltd.*	2,857
22,457	Morgan Stanley	983,841

		2,187,527

Chemicals (1.7%):
12,499	Air Products & Chemicals, Inc.	2,829,398
290	Akzo Nobel NV	27,251
12,600	Daicel Chemical Industries, Ltd.	112,304
8,052	Dow, Inc.	397,044
8,052	DuPont de Nemours, Inc.	604,464
554	Evonik Industries AG	16,129
31,000	Formosa Chemicals & Fibre Corp.	102,918
33,000	Formosa Plastics Corp.	121,768
893	Huntsman Corp.	18,253
5,400	Kuraray Co., Ltd.^	64,669
483	LG Chem, Ltd.	148,754
41,000	Nan Ya Plastics Corp.	103,847
377	Nutrien, Ltd.	20,169
67,900	PTT Global Chemical Public Co., Ltd.	141,770
16,400	Shin-Etsu Chemical Co., Ltd.	1,531,457
60,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	23,838
3,100	Sumitomo Chemical Co., Ltd.	14,426
13,400	Toagosei Co., Ltd.	141,237

		6,419,696

Commercial Services & Supplies (0.2%):
3,229	Country Garden Services Holdings Co., Ltd.	7,440
14,420	IAA, Inc.*	559,207
14,420	KAR Auction Services, Inc.	360,500
245	Waste Management, Inc.	28,266

		955,413

Communications Equipment (0.0%†):
4,500	BYD Electronic International Co., Ltd.	6,450
2,286	Cisco Systems, Inc.	125,113
6,428	Nokia OYJ	31,935
1,110	Telefonaktiebolaget LM Ericsson, Class B	10,539

		174,037

Construction & Engineering (0.2%):
1,310	Eiffage SA	129,480
13,600	Kinden Corp.	209,535
1,900	Kyudenko Corp.	57,463
3,500	Maeda Road Construction Co., Ltd.	73,821
3,200	Nippo Corp.	63,180
4,100	Okumura Corp.	125,570
6,500	Sinopec Engineering Group Co., Ltd.	5,517
17,700	Toda Corp.	98,192

		762,758

Construction Materials (0.1%†):
1,600	Anhui Conch Cement Co., Ltd., Class A	9,692
4,500	Anhui Conch Cement Co., Ltd., Class H	28,228
30,000	China Resources Cement Holdings, Ltd.	28,991
74	LafargeHolcim, Ltd., Registered Shares	3,616
9,600	Siam Cement PCL	147,765

		218,292

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.0%†):
694	Ally Financial, Inc.	$21,507
301	Capital One Financial Corp.	27,313
490	Discover Financial Services	38,018
53	Synchrony Financial	1,838

		88,676

Containers & Packaging (0.0%†):
226	Packaging Corp. of America	21,542

Distributors (0.0%†):
3,500	Canon Marketing Japan, Inc.	76,589

Diversified Consumer Services (0.0%†):
36	New Oriental Education & Technology Group, Inc., ADR*	3,477

Diversified Financial Services (0.1%):
1,898	Berkshire Hathaway, Inc., Class B*	404,597
114,000	Fubon Financial Holdings Co., Ltd.	168,495

		573,092

Diversified Telecommunication Services (1.6%):
125	AT&T, Inc.	4,189
52,873	Cellnex Telecom SAU	1,956,762
223,000	Chunghwa Telecom Co., Ltd.	811,608
528	France Telecom SA	8,322
84,000	HKT Trust & HKT, Ltd.	133,376
3,400	Nippon Telegraph & Telephone Corp.	158,472
50,100	Singapore Telecommunications, Ltd.	129,863
544,119	Telecom Italia SpA*	297,030
31,510	Telecom Italia SpA^	16,338
561	Telefonica SA	4,606
45,330	Verizon Communications, Inc.	2,589,703

		6,110,269

Electric Utilities (1.1%):
5,334	CEZ	128,906
20,000	CK Infrastructure Holdings, Ltd.	162,946
13,000	CLP Holdings, Ltd.	143,238
49	Electricite de France	618
181,523	Enel SpA	1,268,014
4,688	Exelon Corp.	224,743
8,000	Hongkong Electric Holdings, Ltd.	57,521
11,633	NextEra Energy, Inc.	2,383,137
358	Xcel Energy, Inc.	21,297

		4,390,420

Electrical Equipment (0.7%):
388	Eaton Corp. plc	32,313
37,638	Emerson Electric Co.	2,511,208
6,000	GS Yuasa Corp.	116,641
3,400	Mabuchi Motor Co., Ltd.^	116,648
140	Rockwell Automation, Inc.	22,936

		2,799,746

Electronic Equipment, Instruments & Components (0.6%):
2,108	ALPS Electric Co., Ltd.	35,470
2,163	Corning, Inc.	71,876
1,800	Hitachi, Ltd.	66,163
63,320	Hon Hai Precision Industry Co., Ltd.	158,028
6,200	Japan Aviation Electronics Industry, Ltd.	91,339
200	Keyence Corp.	122,925

See accompanying notes to the consolidated financial statements.

3

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
39,300	Murata Manufacturing Co., Ltd.	$1,772,619
17	Samsung Electro-Mechanics Co., Ltd., Series L	1,443

		2,319,863

Energy Equipment & Services (0.1%):
239	Halliburton Co.	5,435
492	Helmerich & Payne, Inc.^	24,905
3,984	Schlumberger, Ltd.	158,324

		188,664

Entertainment (0.1%):
320	Ncsoft Corp.	132,208
291	Tencent Music Entertainment Group, ADR*^	4,362
1,029	Vivendi Universal SA	28,354
373	Walt Disney Co. (The)	52,086

		217,010

Equity Real Estate Investment Trusts (1.1%):
977	American Tower Corp.	199,748
115	Boston Properties, Inc.	14,835
2,556	Equinix, Inc.	1,288,966
14,344	Equity Residential Property Trust	1,088,996
11,000	Link REIT (The)	135,305
180	Macquarie Goodman Group	1,902
5,789	Unibail-Rodamco-Westfield^	867,069
4,229	Welltower, Inc.	344,790
9,113	Weyerhaeuser Co.	240,036

		4,181,647

Food & Staples Retailing (0.1%):
600	AEON Co., Ltd.	10,323
175	Costco Wholesale Corp.	46,246
7,032	Jeronimo Martins SGPS SA	113,214
1,849	Kroger Co. (The)	40,142
2,400	Seven & I Holdings Co., Ltd.	81,360
354	Sysco Corp.	25,035
1,356	Wal-Mart Stores, Inc.	149,824

		466,144

Food Products (2.3%):
77,200	Ajinomoto Co., Inc.	1,340,816
41,358	Danone SA	3,506,670
1,406	JBS SA	7,771
100	Meiji Holdings Co., Ltd.	7,152
3,443	Mondelez International, Inc., Class A	185,578
6	Nestle India, Ltd.	1,037
33,734	Nestle SA, Registered Shares	3,493,870
8,000	Tingyi (Caymen Is) Holding Corp.	13,350
67,000	Uni-President Enterprises Corp.	178,396
183,000	Want Want China Holdings, Ltd.	148,395
6,500	WH Group, Ltd.	6,618

		8,889,653

Gas Utilities (0.3%):
3,500	Beijing Enterprises Holdings, Ltd.	17,798
2,000	China Resources Gas Group, Ltd.	9,915
49,100	Tokyo Gas Co., Ltd.	1,155,395

		1,183,108

Health Care Equipment & Supplies (1.4%):
2,337	Abbott Laboratories	196,542

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
202	Alcon, Inc.*	$12,498
1,864	Baxter International, Inc.	152,662
160	Edwards Lifesciences Corp.*	29,558
3,080	EssilorLuxottica SA	402,507
17,900	HOYA Corp.	1,375,144
56	Intuitive Surgical, Inc.*	29,375
61,540	Koninklijke Philips Electronics NV	2,672,362
866	Medtronic plc	84,340
38,800	Olympus Co., Ltd.	432,579
987	Stryker Corp.	202,907

		5,590,474

Health Care Providers & Services (3.1%):
3,900	Alfresa Holdings Corp.	96,516
11,717	Anthem, Inc.	3,306,654
675	Cardinal Health, Inc.	31,793
354	Centene Corp.*	18,564
16,732	CVS Health Corp.	911,727
19,877	DaVita, Inc.*	1,118,280
27,525	Fresenius SE & Co. KGaA	1,490,819
7,647	HCA Healthcare, Inc.	1,033,645
71	Humana, Inc.	18,836
411	McKesson Corp.	55,234
4,600	Medipal Holdings Corp.	101,760
24,213	NMC Health plc^	738,829
74,487	Notre Dame Intermedica Participacoes SA	782,256
1,800	Suzuken Co., Ltd.	105,811
9,731	UnitedHealth Group, Inc.	2,374,461

		12,185,185

Health Care Technology (0.0%†):
17	Cerner Corp.	1,246

Hotels, Restaurants & Leisure (0.5%):
761	Carnival Corp., Class A^	35,425
36,000	Genting Singapore, Ltd.	24,498
249	McDonald’s Corp.	51,707
408	Royal Caribbean Cruises, Ltd.	49,454
400	Sands China, Ltd.	1,918
13,079	Sodexo SA	1,528,566
985	Starbucks Corp.	82,573
662	Wyndham Worldwide Corp.	29,062
3,898	Yum China Holdings, Inc.	180,087
642	Yum! Brands, Inc.	71,050

		2,054,340

Household Durables (0.1%):
3,138	Berkeley Group Holdings plc (The)	148,797
1,434	Coway Co., Ltd.	96,169
831	LG Electronics, Inc.	57,154
1,300	Sony Corp.	67,933

		370,053

Household Products (0.7%):
37,730	Colgate-Palmolive Co.	2,704,109
1,386	Procter & Gamble Co. (The)	151,975

		2,856,084

Independent Power and Renewable Electricity Producers (0.1%):
1,736	AES Corp. (The)	29,095
27,000	Cgn Power Co., Ltd., Class H	7,435

See accompanying notes to the consolidated financial statements.

4

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
6,000	China Longyuan Power Group Corp.	$3,855
4,000	China Resources Power Holdings Co.	5,835
100	Engie Brasil Energia SA	1,132
330	NRG Energy, Inc.	11,590
7,853	Vistra Energy Corp.*	177,792

		236,734

Industrial Conglomerates (0.6%):
11,000	Citic, Ltd.	15,826
39,500	Fosun International, Ltd.	52,541
2,256	General Electric Co.	23,688
455	Honeywell International, Inc.	79,438
3,700	Jardine Matheson Holdings, Ltd.	233,199
16,177	Siemens AG, Registered Shares	1,922,371
500	Toshiba Corp.	15,579

		2,342,642

Insurance (1.1%):
199	AEGON NV	991
79	Allstate Corp. (The)	8,034
94,000	Cathay Financial Holding Co., Ltd.	129,740
6,959	Chubb, Ltd.	1,024,991
15	Fairfax Financial Holdings, Ltd.	7,363
3,806	Hartford Financial Services Group, Inc. (The)	212,070
24,505	Marsh & McLennan Cos., Inc.	2,444,373
1,394	MetLife, Inc.	69,240
15	Muenchener Rueckversicherungs-Gesellschaft AG	3,764
600	NKSJ Holdings, Inc.	23,224
12,631	Old Mutual, Ltd.	19,045
599	Progressive Corp. (The)	47,878
315	Prudential Financial, Inc.	31,815
286	Reinsurance Group of America, Inc.	44,625
128	Swiss Re AG	13,019
1,600	T&D Holdings, Inc.	17,453
1,336	Travelers Cos., Inc. (The)	199,759

		4,297,384

Interactive Media & Services (2.6%):
70	Alphabet, Inc., Class A*	75,796
5,886	Alphabet, Inc., Class C*	6,362,236
171	Baidu, Inc., ADR*	20,068
6,820	Facebook, Inc., Class A*	1,316,260
53,200	Tencent Holdings, Ltd.	2,406,887
74	Twitter, Inc.*	2,583
8,800	Yahoo! Japan Corp.	25,870

		10,209,700

Internet & Direct Marketing Retail (1.8%):
13,473	Alibaba Group Holding, Ltd., ADR*	2,282,999
1,827	Amazon.com, Inc.*	3,459,662
15	Booking Holdings, Inc.*	28,121
1,350	eBay, Inc.	53,325
634	Expedia, Inc.	84,341
842	JD.com, Inc., ADR*	25,504
49,600	Start Today Co., Ltd.	930,966

		6,864,918

IT Services (0.9%):
416	Accenture plc, Class C	76,864
27	Adyen NV*	20,843

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,279	DXC Technology Co.	$70,537
544	Fidelity National Information Services, Inc.	66,738
8,035	FleetCor Technologies, Inc.*	2,256,629
1,200	Global Payments, Inc.	192,156
1,660	HCL Technologies, Ltd.	25,609
1,482	Infosys, Ltd.	15,772
574	International Business Machines Corp.	79,155
919	MasterCard, Inc., Class A	243,103
416	PayPal Holdings, Inc.*	47,615
53	Samsung SDS Co., Ltd.	9,867
21	Tata Consultancy Services, Ltd.	678
287	VeriSign, Inc.*	60,029
1,509	Visa, Inc., Class A	261,887
514	Wipro, Ltd.	2,091

		3,429,573

Life Sciences Tools & Services (0.3%):
13,752	Agilent Technologies, Inc.	1,026,862
77	Illumina, Inc.*	28,348
518	Thermo Fisher Scientific, Inc.	152,126

		1,207,336

Machinery (0.8%):
560	Atlas Copco AB	16,074
561	Atlas Copco AB, Class A	17,941
412	Caterpillar, Inc.	56,151
177	Cummins, Inc.	30,327
14,016	Dover Corp.	1,404,404
6,400	Hino Motors, Ltd.	53,978
12,143	Knorr-Bremse AG	1,352,009
600	Mitsubishi Heavy Industries, Ltd.	26,159
1,815	Sandvik AB	33,363
5,300	Sany Heavy Industry Co., Ltd.	10,112
76	Stanley Black & Decker, Inc.	10,990
1,000	Weichai Power Co., Ltd., Class H	1,693

		3,013,201

Marine (0.0%†):
1	A.P. Moeller – Maersk A/S, Class A	1,162

Media (2.6%):
6,326	Charter Communications, Inc., Class A*	2,499,909
18,306	Clear Channel Outdoor Holdings, Inc.*	86,404
85,076	Comcast Corp., Class A(a)	3,597,013
2,820	Grupo Televisa SAB	4,769
15,329	I-Cable Communications, Ltd.*	194
914	iHeartMedia, Inc., Class A*	13,756
2,332	Liberty Broadband Corp., Class A*	239,823
10,433	Liberty Broadband Corp., Class C*	1,087,327
55	Liberty Global plc, Series C*	1,459
29,840	Liberty Global plc, Class A*	805,382
8,362	Liberty SiriusXM Group, Class A*	316,167
14,011	Liberty SiriusXM Group, Class C*	532,138
9	MultiChoice Group, Ltd.*	86
7,800	Nippon Television Holdings, Inc.	115,770
1,359	Omnicom Group, Inc.^	111,370
978	Publicis Groupe SA	51,626
75,025	RAI Way SpA	448,618
5,600	TV Asahi Holdings Corp.	90,557

		10,002,368

See accompanying notes to the consolidated financial statements.

5

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.9%):
8,263	Barrick Gold Corp.	$130,439
19,500	China Hongqiao Group, Ltd.	13,713
2,100	DOWA Mining Co.	67,631
3,504	Eregli Demir ve Celik Fabrikalari T.A.S.	4,772
19,110	Glencore International plc	66,484
400	JFE Holdings, Inc.	5,889
27	Kumba Iron Ore, Ltd.	960
36,027	Newcrest Mining, Ltd.	809,556
33,298	Newmont Mining Corp.	1,280,974
689	POSCO	145,882
168	Rio Tinto, Ltd.	12,256
4,090	South32, Ltd.	9,139
714	Southern Copper Corp.	27,739
248	Teck Cominco, Ltd., Class B	5,724
18,200	Tokyo Steel Manufacturing Co., Ltd.	137,847
249	Vedanta, Ltd.	629
30,254	Wheaton Precious Metals Corp.	731,742
2,700	Yamato Kogyo Co., Ltd.	78,916
42,000	Zijin Mining Group Co., Ltd.	17,073

		3,547,365

Multiline Retail (0.6%):
18,286	Dollar Tree, Inc.*	1,963,733
4,229	Target Corp.	366,274

		2,330,007

Multi-Utilities (0.3%):
4,600	AGL Energy, Ltd.	64,650
707	CenterPoint Energy, Inc.	20,241
538	Engie Group	8,168
6,765	Sempra Energy^	929,782

		1,022,841

Oil, Gas & Consumable Fuels (5.6%):
1,047	Chevron Corp.	130,289
17,500	China Petroleum & Chemical Corp., Class A	13,982
78,000	China Petroleum & Chemical Corp., Class H	53,119
11,500	China Shenhua Energy Co., Ltd.	24,031
23,000	CNOOC, Ltd.	39,572
46,285	Coal India, Ltd.	170,403
565	ConocoPhillips Co.	34,465
1,728	Devon Energy Corp.	49,283
50,679	Enbridge, Inc.	1,830,699
1,874	ENI SpA	31,034
26,035	Exxon Mobil Corp.	1,995,062
941	Fieldwood Energy LLC*(b)	28,230
3,485	Fieldwood Energy LLC*(b)	104,550
24,000	Formosa Petrochemical Corp.	85,527
2,775	Hindustan Petroleum Corp., Ltd.	11,637
898	Imperial Oil, Ltd.	24,867
9,201	Marathon Petroleum Corp.	514,152
301	Occidental Petroleum Corp.	15,134
43,210	Oil & Natural Gas Corp., Ltd.	105,020
35,636	ONEOK, Inc.	2,452,113
10,000	PetroChina Co., Ltd., Class H	5,502
566	Phillips 66	52,944
91,747	Reliance Industries, Ltd.*	1,665,721
19,707	Royal Dutch Shell plc, Class A, ADR	1,282,334
75,871	Royal Dutch Shell plc, Class A	2,469,965

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,479	Royal Dutch Shell plc, Class A	$48,420
1,163	Royal Dutch Shell plc, Class B	37,928
20,651	Snam SpA	102,714
1,104	S-Oil Corp.	80,022
138	Statoil ASA	2,735
49,044	Suncor Energy, Inc.	1,530,050
38,975	TC Energy Corp.	1,932,378
47,500	Thai Oil Public Co., Ltd.	103,081
554	Total SA, ADR	30,908
21,095	Total SA	1,179,980
434	Valero Energy Corp.	37,155
115,630	Williams Cos., Inc. (The)	3,242,264
14,000	Yanzhou Coal Mining Co.	13,100
769	YPF Sociedad Anonima, ADR	14,003

		21,544,373

Paper & Forest Products (0.1%):
386,370	Quintis Pty, Ltd.*(b)(c)	301,025

Personal Products (0.0%†):
10	Estee Lauder Co., Inc. (The), Class A	1,831
100	Shiseido Co., Ltd.	7,554

		9,385

Pharmaceuticals (2.7%):
397	Allergan plc	66,470
1,071	Aspen Pharmacare Holdings, Ltd.	7,643
86,100	Astellas Pharma, Inc.	1,229,519
73	AstraZeneca plc	5,958
12,692	Bayer AG, Registered Shares	881,347
1,608	Bristol-Myers Squibb Co.	72,923
500	China Resources Pharmaceutical	565
57	Eli Lilly & Co.	6,315
1,824	GlaxoSmithKline plc	36,505
1,117	Gw Pharmaceuticals, ADR*	192,560
23,086	Johnson & Johnson Co.	3,215,418
400	Kyowa Hakko Kogyo Co., Ltd.	7,210
16,193	Merck & Co., Inc.	1,357,783
677	Mylan NV*	12,890
7,237	Novo Nordisk A/S, Class B	369,267
1,700	Ono Pharmaceutical Co., Ltd.	30,533
900	Otsuka Holdings Co., Ltd.	29,418
59,984	Pfizer, Inc.	2,598,507
13	Roche Holding AG	3,659
4,276	Sanofi-Aventis SA	369,815
200	Shionogi & Co., Ltd.	11,550
327	Zoetis, Inc.	37,111

		10,542,966

Professional Services (0.0%†):
88	Reed Elsevier plc	2,138
7	SGS SA, Registered Shares	17,843
968	Thomson Reuters Corp.	62,454

		82,435

Real Estate Management & Development (1.1%):
12,000	Agile Property Holdings, Ltd.	16,091
581,600	CapitaLand, Ltd.	1,518,247
500	CK Asset Holdings, Ltd.	3,903
5,000	Country Garden Holdings Co., Ltd.	7,574

See accompanying notes to the consolidated financial statements.

6

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
600	Daiwa House Industry Co., Ltd.	$17,525
81,000	Hang Lung Properties, Ltd.	192,865
7,100	Hongkong Land Holdings, Ltd.	45,798
11,000	Hysan Development Co., Ltd.	56,856
2,000	Logan Property Holdings Co., Ltd.	3,244
10,900	Mitsubishi Estate Co., Ltd.	203,366
24,000	Sino Land Co., Ltd.	40,137
106,166	Sun Hung Kai Properties, Ltd.	1,803,021
10,000	Swire Pacific, Ltd., Class A	123,047
3,236	Vonovia SE	154,505
15,000	Wharf Real Estate Investment Co., Ltd.	105,381

		4,291,560

Road & Rail (0.7%):
547	Canadian National Railway Co.	50,631
153	Canadian Pacific Railway, Ltd., Class 1	36,039
70,800	ComfortDelGro Corp., Ltd.	139,254
1,558	CSX Corp.	120,542
800	Daqin Railway Co., Ltd., Class A	943
21,100	East Japan Railway Co.	1,976,298
291	Norfolk Southern Corp.	58,005
4,700	Seino Holdings Co., Ltd.	62,730
445	Union Pacific Corp.	75,254

		2,519,696

Semiconductors & Semiconductor Equipment (1.2%):
185	ASML Holding NV	38,667
1,000	Globalwafers Co., Ltd.	10,169
2,108	Intel Corp.	100,910
355	KLA-Tencor Corp.	41,961
45	Lam Research Corp.	8,453
1,000	MediaTek, Inc.	10,141
542	Micron Technology, Inc.*	20,916
695	NXP Semiconductors NV	67,839
15,460	QUALCOMM, Inc.	1,176,042
7,400	ROHM Co., Ltd.	499,665
313,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,387,999
586	Texas Instruments, Inc.	67,249
352	Xilinx, Inc.	41,508

		4,471,519

Software (3.0%):
367	Adobe Systems, Inc.*	108,137
290	Autodesk, Inc.*	47,241
37,812	Cloudera, Inc.*	198,891
50,269	Dropbox, Inc., Class A*	1,259,238
508	Intuit, Inc.	132,756
44,215	Microsoft Corp.	5,923,041
14,944	Oracle Corp.	851,360
204	SAP AG	28,035
55	ServiceNow, Inc.*	15,101
68,532	Uber Technologies 6mo Lock Up*(b)	3,062,852
513	VMware, Inc., Class A	85,779

		11,712,431

Specialty Retail (0.7%):
7	AutoZone, Inc.*	7,696
286	Home Depot, Inc. (The)	59,479
301,236	Kingfisher plc	822,772
11,705	Lowe’s Cos., Inc.	1,181,152

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
5,107	Petrobras Distribuidora SA	$33,255
417	Ross Stores, Inc.	41,333
700	Shimamura Co., Ltd.	52,390
12,325	TJX Cos., Inc. (The)	651,746

		2,849,823

Technology Hardware, Storage & Peripherals (1.3%):
24,324	Apple, Inc.	4,814,207
3,395	Hewlett Packard Enterprise Co.	50,755
224	HP, Inc.	4,657
10,000	Lenovo Group, Ltd.	7,755
200	Samsung Electronics Co., Ltd.	8,156
426	Western Digital Corp.^	20,256

		4,905,786

Textiles, Apparel & Luxury Goods (0.1%):
171	Adidas AG	52,778
1,021	Compagnie Financiere Richemont SA	86,692
112	Kering	66,236
920	Nike, Inc., Class B	77,234

		282,940

Thrifts & Mortgage Finance (0.3%):
40,140	Housing Development Finance Corp., Ltd.	1,274,861

Tobacco (0.9%):
37,253	Altria Group, Inc.	1,763,929
10,188	KT&G Corp.	869,690
8,252	Philip Morris International, Inc.	648,030

		3,281,649

Trading Companies & Distributors (0.3%):
14,818	Ferguson plc	1,056,001
700	Mitsui & Co., Ltd.	11,419

		1,067,420

Transportation Infrastructure (0.1%):
10,000	Beijing Capital International Airport Co., Ltd.	8,757
3,400	Kamigumi Co., Ltd.	80,614
28,200	Malaysia Airports Holdings Berhad	58,348
14,000	Zhejiang Expressway Co., Ltd.	14,756

		162,475

Wireless Telecommunication Services (0.9%):
25,800	Advanced Information Service plc	183,413
56,785	America Movil SAB de C.V., Series L	41,339
4,500	China Mobile, Ltd.	40,962
137,000	Far EasTone Telecommunications Co., Ltd.	345,429
77,500	Intouch Holdings Public Co., Ltd.	158,589
6,300	KDDI Corp.	160,524
300	NTT DoCoMo, Inc.	7,003
294	Rogers Communications, Inc.	15,740
542	SK Telecom Co., Ltd.	121,624
104,000	Taiwan Mobile Co., Ltd.	409,936
563	Turkcell Iletisim Hizmetleri AS	1,246
1,261,716	Vodafone Group plc	2,069,199

		3,555,004

Total Common Stocks (Cost $193,159,698)		222,952,951

Preferred Stocks (0.9%):
Aerospace & Defense (0.0%†):
176,080	Rolls-Royce Holdings plc, 7/1/19	224

See accompanying notes to the consolidated financial statements.

7

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Banks (0.2%):
12,486	Citigroup Capital XIII, Series A, 8.14%, 7/26/19^	$344,488
25,470	Itau Unibanco Holding SA, Series S, 3.97%, 1/3/20	240,550
75,000	USB Capital IX, 3.62%, 10/29/49(US0003M+102bps), Callable 8/5/19 @ 100	61,500

		646,538

Chemicals (0.0%†):
979	Braskem SA, Class A, 3.98%, 5/2/18*	8,932

Consumer Finance (0.1%):
13,543	GMAC Capital Trust I, Series 2, 8.02%, 8/13/19	353,879

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C*(b)(c)	368,448

Household Products (0.3%):
11,619	Henkel AG & Co. KGaA, 1.89%, 4/3/20	1,136,884

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(b)(c)	756,181

Technology Hardware, Storage & Peripherals (0.0%†):
258	Samsung Electronics Co., Ltd., 2.78%, 9/27/19	8,545

Total Preferred Stocks (Cost $3,170,552)		3,279,631

Convertible Preferred Stock (0.0%†):
Banks (0.0%†):
116	Wells Fargo & Co., Series L, Class A, 5.50%, 5/30/19	158,247

Total Convertible Preferred Stock (Cost $126,440)		158,247

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%*(b)(c)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%*(b)(c)	3,550
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%*(b)(c)	453,868

		457,418

Total Private Placements (Cost $793,586)		457,418

Convertible Bonds (0.0%†):
Food Products (0.0%†):
$400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(b)(d)	—

Real Estate Management & Development (0.0%†):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(e)	184,816

Total Convertible Bonds (Cost $575,688)		184,816

Bank Loans (0.1%):
Hotels, Restaurants & Leisure (0.0%†):
350,314	Hilton Worldwide Finance LLC, 3.33% (US LIBOR+175 bps), 10/25/23	350,314

Oil, Gas & Consumable Fuels (0.1%):
111,961	Fieldwood Energy LLC, 7.77% (US LIBOR+525 bps), 4/11/22	103,459
151,147	Fieldwood Energy LLC, 9.77% (US LIBOR+725 bps), 4/11/23	125,452

		228,911

Total Bank Loans (Cost $605,365)		579,225

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (5.2%):
Aerospace & Defense (0.2%):
$681,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(e)	$714,199

Banks (1.2%):
265,000	Bank of America Corp., 3.30%, 1/11/23, MTN	273,173
586,000	Bank of America Corp., 4.13%, 1/22/24, MTN	625,756
141,000	Bank of America Corp., 4.00%, 1/22/25, MTN	148,160
455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100^	467,252
241,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps), Callable 8/15/20 @ 100	246,724
595,000	Citigroup, Inc., Series O, 5.87% (US0003M+406 bps), Callable 3/27/20 @ 100	600,206
353,000	JPMorgan Chase & Co., 4.02% (US0003M+100 bps), 12/5/24, Callable 12/5/23 @ 100	374,431
108,000	SunTrust Banks, Inc., 4.00%, 5/1/25, Callable 3/1/25 @ 100	115,339
53,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100	53,797
170,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	178,614
898,000	Wells Fargo & Co., 3.20% (US0003M+117 bps), 6/17/27, Callable 6/17/26 @ 100, MTN	908,745
370,000	Wells Fargo Bank NA, 3.55%, 8/14/23, Callable 7/14/23 @ 100	385,718

		4,377,915

Biotechnology (0.1%):
265,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100	272,237
293,000	Gilead Sciences, Inc., 3.70%, 4/1/24, Callable 1/1/24 @ 100	309,473

		581,710

Capital Markets (0.4%):
265,000	Goldman Sachs Group, Inc., 2.91% (US0003M+105 bps), 6/5/23, Callable 6/5/22 @ 100	267,820
281,000	Goldman Sachs Group, Inc., Series M, 5.38% (US0003M+392 bps), Callable 5/10/20 @ 100	281,351
360,000	Morgan Stanley, Series F, 3.88%, 4/29/24	381,461
198,000	Morgan Stanley, Series H, 5.45% (US0003M+361 bps), Callable 10/15/19 @ 100	197,010
309,000	The Goldman Sachs Group, Inc., 3.63%, 2/20/24, Callable 1/20/24 @ 100	322,067

		1,449,709

Consumer Finance (0.3%):
567,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	595,557
177,000	American Express Co., Series C, 4.90% (US0003M+329 bps), Callable 3/15/20 @ 100	174,826
135,000	Capital One Finance Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100	138,492
190,000	Capital One Financial Corp., 3.20%, 1/30/23, Callable 12/30/22 @ 100	194,817

		1,103,692

See accompanying notes to the consolidated financial statements.

8

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services (0.1%):
$220,000	BP Capital Markets America, Inc., 3.79%, 2/6/24, Callable 1/6/24 @ 100	$232,581

Diversified Telecommunication (0.1%):
294,000	Verizon Communications, Inc., 3.50%, 11/1/24, Callable 8/1/24 @ 100	309,082

Diversified Telecommunication Services (0.0%†):
48,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	51,480

Electric Utilities (0.1%):
245,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22	248,853
236,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81^(e)	250,160

		499,013

Equity Real Estate Investment Trusts (0.0%†):
54,000	AvalonBay Communities, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	56,623

Food & Staples Retailing (0.1%):
270,000	Walgreen Co., 3.10%, 9/15/22	274,542

Health Care Equipment & Supplies (0.2%):
364,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	369,072
120,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	123,930
257,000	Becton, Dickinson & Co., 3.13%, 11/8/21	260,634

		753,636

Health Care Providers & Services (0.4%):
813,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	839,319
359,000	Halfmoon Parent, Inc., 3.40%, 9/17/21(e)	365,937
306,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(e)	318,397
62,000	UnitedHealth Group, Inc., 3.70%, 12/15/25	66,078

		1,589,731

Hotels, Restaurants & Leisure (0.1%):
164,000	McDonald’s Corp., 3.35%, 4/1/23, Callable 3/1/23 @ 100, MTN^	170,191
265,000	Starbucks Corp., 3.10%, 3/1/23, Callable 2/1/23 @ 100	271,420

		441,611

Insurance (0.1%):
63,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	69,317
152,000	Marsh & McLennan Cos., Inc., 3.88%, 3/15/24, Callable 2/15/24 @ 100	161,109
63,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	69,297
151,000	Prudential Financial, Inc., 5.87% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100	160,892
100,000	Prudential Financial, Inc., 5.62% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100	105,625

		566,240

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services (0.4%):
$933,000	Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100	$940,496
573,000	International Business Machines Corp., 3.00%, 5/15/24^	588,631

		1,529,127

Media (0.3%):
258,000	Charter Communications Operating LLC/Capital, 4.46%, 7/23/22, Callable 5/23/22 @ 100	270,931
524,000	Comcast Corp., 3.70%, 4/15/24, Callable 3/15/24 @ 100	556,244
224,798	iHeartCommunications, Inc., 6.38%, 5/1/26, Callable 5/1/22 @ 103.19^	238,567
79,777	iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19^	83,566
200,000	NBCUniversal Enterprise, Inc., 5.25%, Callable 3/19/21 @ 100(e)	205,179

		1,354,487

Oil, Gas & Consumable Fuels (0.3%):
66,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100	70,133
84,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	87,392
363,000	Enterprise Products Operating LLC, 3.35%, 3/15/23, Callable 12/15/22 @ 100	373,104
85,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100^	89,910
83,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100	87,573
69,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24, Callable 11/1/23 @ 100	72,713
217,000	Williams Companies, Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	223,863
126,000	Williams Companies, Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	135,548

		1,140,236

Pharmaceuticals (0.0%†):
133,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(e)	139,554

Semiconductors & Semiconductor Equipment (0.2%):
448,000	Broadcom, Inc., 3.13%, 4/15/21(e)	450,822
133,000	Qualcomm, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100	133,421
345,000	Qualcomm, Inc., 2.90%, 5/20/24, Callable 3/20/24 @ 100	349,773

		934,016

Specialty Retail (0.1%):
202,000	Home Depot, Inc. (The), 2.95%, 6/15/29, Callable 3/15/29 @ 100	206,503

Technology Hardware, Storage & Peripherals (0.2%):
462,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	485,377
450,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	469,382

		954,759

See accompanying notes to the consolidated financial statements.

9

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco (0.3%):
$75,000	Altria Group, Inc., 3.49%, 2/14/22, Callable 1/14/22 @ 100^	$76,995
151,000	Altria Group, Inc., 3.80%, 2/14/24, Callable 1/14/24 @ 100^	157,333
593,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100	633,760
109,000	Philip Morris International, Inc., 3.60%, 11/15/23	113,707

		981,795

Total Corporate Bonds (Cost $19,663,854)		20,242,241

Foreign Bonds (7.9%):
Banks (0.1%):
230,000	Lloyds TSB Bank plc, Series E, 13.00% (GUKG5+1,340bps), Callable 1/22/29 @ 126+	503,752

Sovereign Bond (7.8%):
1,129,000	Australian Government, 3.00%, 3/21/47+(e)	975,249
5,592,893	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29+(e)	6,715,782
887,000	Canadian Government, 0.75%, 3/1/21+	668,935
2,983,323	French Republic Government Bond OAT, 0.50%, 5/25/29+(e)	3,560,683
1,104,326	French Republic Government Bond OAT, 1.25%, 5/25/34+(e)	1,415,465
1,989,000	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29+(e)	2,451,739
207,050,000	Japan Treasury Discount Bill, Series 822, 0.00%, 7/1/19+(f)	1,920,692
385,100,000	Japan Treasury Discount Bill, Series 829, 0.00%, 8/5/19+(f)	3,572,864
642,400,000	Japan Treasury Discount Bill, Series 831, 0.00%, 8/13/19+(f)	5,960,061
259,350,000	Japan Treasury Discount Bill, Series 834, 0.00%, 8/26/19+(f)	2,406,284
210,000	Republic of Argentina, 3.38%, 1/15/23+	185,301
100,000	Republic of Argentina, 5.25%, 1/15/28+	81,855
235,890	Republic of Argentina, 7.82%, 12/31/33+	223,588

		30,138,498

Total Foreign Bonds (Cost $30,168,347)		30,642,250

Yankee Dollars (1.4%):
Banks (0.5%):
282,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100	286,793
414,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), Callable 9/17/24 @ 100^	429,007
200,000	HSBC Holdings PLC, 3.80% (US0003M+121 bps), 3/11/25, Callable 3/11/24 @ 100	207,537
410,000	ING Groep NV, 4.10%, 10/2/23	433,115
200,000	ING Groep NV, 6.00% (USSW5+445 bps), Callable 4/16/20 @ 100	202,000
112,000	Mitsubishi UFJ Financial Group, Inc., 3.78%, 3/2/25	118,188
737,000	Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	778,643

		2,455,283

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets (0.1%):
$207,000	UBS Group AG, 4.13%, 9/24/25(e)	$220,779

Diversified Financial Services (0.0%†):
80,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 8/5/19 @ 104(e)	83,400

Food Products (0.1%):
208,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(e)	209,004

Interactive Media & Services (0.1%):
220,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	233,022

Paper & Forest Products (0.2%):
41,361	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(b)(c)	41,361
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 8/5/19 @ 90(b)(c)	730,672

		772,033

Pharmaceuticals (0.2%):
258,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	263,230
205,000	Takeda Pharmaceutical Co., Ltd., 3.80%, 11/26/20(e)	208,598

		471,828

Road & Rail (0.0%†):
517,099	Inversiones Alsacia SA, 8.00%, 12/31/18(b)(d)	12,927

Sovereign Bond (0.2%):
635,000	Republic of Argentina, 6.88%, 1/26/27	503,238
626,000	Republic of Argentina, 5.88%, 1/11/28	471,848

		975,086

Total Yankee Dollars (Cost $5,751,295)		5,433,362

U.S. Treasury Obligations (25.4%):
U.S. Treasury Bills (1.6%)
1,000,000	1.93%, 7/18/19(f)	999,037
4,000,000	1.96%, 8/1/19(f)	3,993,042
1,000,000	2.07%, 8/29/19(f)	996,567

		5,988,646

U.S. Treasury Inflation Index Notes (2.4%)
1,689,600	0.63%, 4/15/23	1,758,376
7,103,600	0.50%, 4/15/24	7,285,373

		9,043,749

U.S. Treasury Notes (21.4%)
3,680,000	1.50%, 11/30/19(g)	3,670,800
2,080,700	2.25%, 4/30/24	2,127,841
26,361,800	2.00%, 5/31/24	26,674,846
5,901,400	3.00%, 10/31/25(a)	6,307,121
1,862,600	2.88%, 11/30/25	1,978,139
11,628,700	2.63%, 1/31/26(a)	12,181,063
29,163,700	2.38%, 5/15/29(a)(g)	30,138,862

		83,078,672

Total U.S. Treasury Obligations (Cost $96,362,677)		98,111,067

See accompanying notes to the consolidated financial statements.

10

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.2%):
Total Purchased Options (Cost $1,965,663)		$1,621,656

Purchased Currency Options (0.0%†):
Total Purchased Currency Options (Cost $208,190)		82,187

Purchased Swaptions (0.0%†):
Total Purchased Swaptions (Cost $87,311)		85,872

Purchased Interest Rate Cap (0.0%†):
Total Purchased Interest Rate Cap (Cost $120,131)		139,929

Securities Held as Collateral for Securities on Loan (1.4%):
$5,624,955	BlackRock Liquidity FedFund, Institutional Class(h)	5,624,955

Total Securities Held as Collateral for Securities on Loan (Cost $5,624,955)		5,624,955

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Money Markets (0.5%):
$1,784,007	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(f)	$1,784,007

Total Money Markets (Cost $1,784,007)		1,784,007

Total Investment Securities (Cost $360,167,759) — 100.9%(i)		391,379,814
Net other assets (liabilities) — (0.9)%		(3,445,968)

Net Assets — 100.0%		$387,933,846

Percentages indicated are based on net assets as of June 30, 2019.

ADR—American Depositary Receipt

GUKG5—UK Govt Bonds 5 Year Note Generic Bid Yield

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

US0003M—3 Month US Dollar LIBOR

USISDA05—5 Year ICE Swap Rate

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $5,462,274.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%

(a)	All or a portion of this security has been pledged as collateral for open derivative positions.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 1.52% of the net assets of the fund.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.68% of the net assets of the fund.

(d)	Defaulted bond.

(e)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(f)	The rate represents the effective yield at June 30, 2019.

(g)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(i)	See Federal Tax Information listed in the Notes to the Financial Consolidated Statements.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the consolidated financial statements.

11

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage

Argentina	0.3%

Australia	0.8%

Bermuda	0.1%

Brazil	0.6%

Canada	1.9%

Cayman Islands	0.1%

Chile	— %†

China	1.3%

Czech Republic	— %†

Denmark	0.1%

European Community	— %†

Finland	— %†

France	4.3%

Germany	3.5%

Hong Kong	0.8%

India	1.0%

Indonesia	— %†

Ireland (Republic of)	— %†

Italy	1.2%

Japan	10.2%

Jersey	0.1%

Country	Percentage

Liberia	— %†

Luxembourg	0.1%

Malaysia	— %†

Mexico	— %†

Netherlands	1.6%

Norway	— %†

Panama	— %†

Portugal	— %†

Republic of Korea (South)	0.5%

Singapore	0.5%

South Africa	— %†

Spain	0.5%

Sweden	— %†

Switzerland	1.2%

Taiwan, Province Of China	1.3%

Thailand	0.2%

Turkey	— %†

United Arab Emirates	0.2%

United Kingdom	2.7%

United States	64.9%

100.0%

†	Represents less than 0.05%

Securities Sold Short (-0.1%):

At June 30, 2019, the Fund’s securities sold short were as follows:

Security Description	Shares	Proceeds Received	Fair Value
Common Stocks
Semiconductors & Semiconductor Equipment
SUMCO Corp.	(20,000)	$(309,987)	$(239,491)

Futures Contracts

Cash of $51,000 has been segregated to cover margin requirements for the following open exchange traded futures contracts as of June 30, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 September Futures (Euro)	9/20/19	3	$(118,205)	$(854)
Nasdaq 100 E-Mini September Futures (U.S. Dollar)	9/20/19	11	(1,692,625)	(4,621)
Nikkei 225 Index September Futures (Japanese Yen)	9/12/19	69	(6,818,391)	(13,923)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	12	(1,766,520)	(11,217)

				$(30,615)

See accompanying notes to the consolidated financial statements.

12

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	9/20/19	48	$2,528,160	$26,060

				26,060

Total Net Futures Contracts				$(4,555)

Contracts for Differences

At June 30, 2019, the Fund’s open over-the-counter equity contracts for differences were as follows:

Reference Entity	Counterparty	Long/ Short	Currency	Financing Rate	Expiration Date	Trade Notional	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

AAC Technologies Holdings, Inc.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	3,500	$(30,817)	$10,917
Activision Blizzard, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	352	(15,795)	(820)
Advanced Micro Devices, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	1,785	(51,266)	(2,945)
Advantech Co., Ltd.	Citigroup	Short	TWD	(1.75)%	12/30/39	3,000	(20,268)	(5,244)
AmerisourceBergen Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	16	(1,288)	(77)
Aptiv plc	Citigroup	Short	USD	(0.18)%	12/30/39	531	(41,535)	(1,386)
Autohome, Inc.	JPMorgan Chase	Short	USD	1.75%	12/30/39	248	(20,025)	(1,208)
Baker Hughes	Citigroup	Short	USD	(0.18)%	12/30/39	253	(5,523)	(708)
Bollore SA	Citigroup	Short	EUR	(0.25)%	12/30/39	469	(2,005)	(65)
Bollore SA	JPMorgan Chase	Short	EUR	2.12%	12/30/39	906	(3,861)	(140)
Boston Scientific Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	933	(35,774)	(4,326)
Brilliance China Automotive Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	26,000	(31,277)	2,530
Brown Forman Corp.	JPMorgan Chase	Short	USD	2.20%	12/30/39	33	(1,625)	(204)
BT Group plc	JPMorgan Chase	Short	GBP	2.15%	12/30/39	4,954	(15,830)	3,520
Cenovus Energy, Inc.	JPMorgan Chase	Short	CAD	2.20%	12/30/39	5,250	(48,766)	2,250
China Everbright International, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	10,000	(8,279)	(949)
China Everbright International, Ltd.	Citigroup	Short	HKD	(0.31)%	12/30/39	17,000	(15,176)	(514)
China Gas Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	1,200	(3,936)	(526)
China International Capital Corp., Ltd.	Citigroup	Short	HKD	(1.27)%	12/30/39	11,200	(19,987)	(2,603)
China Molybdenum, Ltd. H	Citigroup	Short	HKD	(0.88)%	12/30/39	12,000	(3,969)	175
China Southern Airlines, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	28,000	(20,160)	654
China State Construction International Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	40,000	(38,889)	(2,167)
Clorox	JPMorgan Chase	Short	USD	2.20%	12/30/39	36	(5,382)	(130)
Coles Group, Ltd.	JPMorgan Chase	Short	AUD	2.10%	12/30/39	112	(979)	(70)
ConAgra Brands, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	1,316	(38,124)	3,223
Concho Resources, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	249	(29,397)	3,705
Constellation Brands, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	91	(18,608)	687
Continental AG	Citigroup	Short	EUR	(0.25)%	12/30/39	168	(23,577)	(901)
Daiichi Sankyo, Ltd.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	200	(8,060)	(2,337)
Daimler AG	JPMorgan Chase	Short	EUR	2.12%	12/30/39	871	(53,390)	4,884
Daimler AG	Citigroup	Short	EUR	(0.25)%	12/30/39	118	(6,940)	376
Deere	JPMorgan Chase	Short	USD	2.20%	12/30/39	155	(22,186)	(3,499)
Digital Realty Trust REIT, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	109	(13,176)	337
Digital Realty Trust REIT, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	136	(16,720)	700
Dish Network Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	399	(13,142)	(2,183)
Dominion Energy, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	286	(21,690)	(423)
Evergrande Group	Citigroup	Short	HKD	(1.50)%	12/30/39	1,000	(3,172)	368
Familymart UNY Holdings, Ltd.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	800	(28,864)	9,585
Fast Retailing, Ltd.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	100	(46,674)	(13,215)
Fortescue Metals Group, Ltd.	JPMorgan Chase	Short	AUD	2.10%	12/30/39	278	(1,623)	(135)
Fortive Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	107	(8,011)	(712)

See accompanying notes to the consolidated financial statements.

13

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Reference Entity	Counterparty	Long/ Short	Currency	Financing Rate	Expiration Date	Trade Notional	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Freeport McMoRan, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	3,945	$(44,253)	$(1,548)
Galaxy Entertainment Group, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	3,000	(18,838)	(1,381)
Geely Automobile Holdings, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	1,000	(1,957)	246
Great Wall Motor, Ltd.	Citigroup	Short	HKD	(2.00)%	12/30/39	16,000	(9,732)	(1,708)
Hess Corp.	Citigroup	Short	USD	2.20%	12/30/39	55	(3,224)	(272)
Hormel Foods Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	1,444	(59,137)	597
Hotai Motor, Ltd.	Citigroup	Short	TWD	(1.00)%	12/30/39	1,000	(8,248)	(8,122)
Huazhu Group, Ltd.	Citigroup	Short	USD	(0.18)%	12/30/39	1,310	(41,994)	(5,494)
Hyundai Heavy Industries, Ltd.	Citigroup	Short	KRW	(0.54)%	12/30/39	100	(11,307)	1,044
Hyundai Steel	JPMorgan Chase	Short	KRW	2.05%	12/30/39	27	(1,039)	60
Industrias Penoles SAB de C.V.	Citigroup	Short	MXN	(0.50)%	12/30/39	328	(5,623)	1,308
Iqiyi Ads Representing, Inc.	JPMorgan Chase	Short	USD	1.42%	12/30/39	2,439	(58,083)	7,717
LG Display, Ltd.	Citigroup	Short	KRW	(0.40)%	12/30/39	1,158	(19,173)	1,155
LG Display, Ltd.	JPMorgan Chase	Short	KRW	2.05%	12/30/39	804	(12,478)	27
Linde plc	Citigroup	Short	USD	(0.18)%	12/30/39	240	(40,769)	(7,423)
Line Corp.	Citigroup	Short	JPY	(1.38)%	12/30/39	400	(14,290)	3,046
Line Corp.	Citigroup	Short	JPY	1.03%	12/30/39	600	(20,936)	4,064
Lojas Americanas	JPMorgan Chase	Short	BRL	1.86%	12/30/39	2,065	(9,839)	980
Lotte Corp.	Citigroup	Short	KRW	(1.00)%	12/30/39	354	(15,805)	2,268
Lotte Corp.	JPMorgan Chase	Short	KRW	1.45%	12/30/39	78	(3,098)	116
Lotte Shopping, Ltd.	JPMorgan Chase	Short	KRW	2.05%	12/30/39	28	(4,926)	1,035
Makita Corp.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	100	(5,145)	1,687
Mbank SA	JPMorgan Chase	Short	PLN	1.90%	12/30/39	6	(680)	(12)
Meituan Dianping	Citigroup	Short	HKD	(0.68)%	12/30/39	1,900	(14,603)	(2,057)
Neste	JPMorgan Chase	Short	EUR	2.15%	12/30/39	47	(1,589)	(6)
Nippon Paint Holdings Co., Ltd.	Citigroup	Short	JPY	(0.40)%	12/30/39	200	(7,976)	214
Nippon Paint Holdings Co., Ltd.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	800	(29,976)	(988)
NVIDIA Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	108	(17,039)	(697)
Pembina Pipeline Corp.	Citigroup	Short	CAD	(0.18)%	12/30/39	459	(16,845)	(247)
Petrobras	JPMorgan Chase	Short	BRL	2.30%	12/30/39	108	(857)	12
Pge Polska Grupa Energetyczna SA	JPMorgan Chase	Short	PLN	1.90%	12/30/39	263	(643)	(33)
Reckitt Benckiser Group plc	Citigroup	Short	GBP	(0.25)%	12/30/39	26	(2,139)	87
Santander Bank Polska SA	JPMorgan Chase	Short	PLN	1.90%	12/30/39	56	(5,573)	—
Saputo, Inc.	JPMorgan Chase	Short	CAD	2.20%	12/30/39	253	(7,965)	374
Shenzhou International Group, Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	1,000	(11,388)	(2,356)
Sherwin-Williams Co. (The)	Citigroup	Short	USD	(0.18)%	12/30/39	49	(22,556)	99
Sherwin-Williams Co. (The)	Citigroup	Short	USD	2.20%	12/30/39	54	(24,173)	(574)
Shopify Subordinate Voting, Inc. Cla	Citigroup	Short	CAD	(0.18)%	12/30/39	131	(38,401)	(925)
Sino Biopharmaceutical, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	10,000	(9,589)	(640)
SMC Corp.	JPMorgan Chase	Short	JPY	2.12%	12/30/39	100	(33,555)	(3,608)
Square, Inc.	JPMorgan Chase	Short	USD	2.20%	12/30/39	202	(13,240)	(1,411)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase	Short	HKD	2.10%	12/30/39	2,900	(35,000)	5,035
Suzano SA	JPMorgan Chase	Short	BRL	1.90%	12/30/39	3,144	(28,293)	1,317
Swisscom AG	Citigroup	Short	CHF	(0.25)%	12/30/39	39	(18,682)	(876)
T. Rowe Price Group, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	98	(10,787)	35
Tesla, Inc.	JPMorgan Chase	Short	USD	1.25%	12/30/39	178	(49,675)	9,899
Ultrapar Participoes SA	JPMorgan Chase	Short	BRL	1.83%	12/30/39	1,262	(7,108)	470
Vipshop Holdings, Ltd.	JPMorgan Chase	Short	USD	2.20%	12/30/39	631	(4,545)	(900)
Volkswagen AG	Citigroup	Short	EUR	(0.26)%	12/30/39	331	(56,119)	(803)
Volkswagen AG	Citigroup	Short	EUR	(0.25)%	12/30/39	258	(42,726)	(764)
Worldpay, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	177	(14,917)	(6,774)
Wuxi Biologics Cayman, Inc.	Citigroup	Short	HKD	(0.30)%	12/30/39	2,000	(19,687)	1,731
Xiaomi Corp.	Citigroup	Short	HKD	(1.13)%	12/30/39	50,200	(71,756)	7,451
ZTE Corp.	Citigroup	Short	HKD	(1.46)%	12/30/39	2,400	(7,960)	1,025
Zto Express Cayman ADR Representin	Citigroup	Short	USD	(0.18)%	12/30/39	2,953	(56,732)	271

							$(1,888,434)	$175

See accompanying notes to the consolidated financial statements.

14

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Option Contracts

At June 30, 2019, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Agilent Technologies, Inc.	Nomura	Call	71.00 USD	1/17/20	5,449	$386,879	$41,347
Alibaba Group Holding, Ltd.	Citigroup	Call	167.00 USD	11/22/19	2,785	465,095	43,968
Alibaba Group Holding, Ltd.	Bank of America	Call	162.50 USD	1/17/20	2,397	389,513	50,030
Alphabet, Inc.	JPMorgan Chase	Call	1225.00 USD	1/17/20	669	819,525	17,761
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	67.50 USD	1/17/20	7,067	477,023	38,139
Apple, Inc.	Morgan Stanley	Call	185.00 USD	9/20/19	2,143	396,455	38,814
Apple, Inc.	Morgan Stanley	Call	180.00 USD	12/20/19	5,096	917,280	128,091
BP plc	Nomura	Call	45.00 USD	1/17/20	33,538	1,509,210	27,536
CVS Health Corp.	JPMorgan Chase	Call	78.50 USD	1/17/20	4,950	388,575	907
Emerson Electric Co.	Bank of America	Call	65.00 USD	12/20/19	12,814	832,910	60,951
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3500.00 EUR	7/19/19	276	966,000	6,893
EURO STOXX 50 Index	UBS Warburg	Call	3500.00 EUR	7/19/19	192	672,000	4,795
EURO STOXX 50 Index	BNP Paribas	Call	3525.00 EUR	7/19/19	325	1,145,625	5,024
EURO STOXX 50 Index	UBS Warburg	Call	3475.00 EUR	7/26/19	344	1,195,400	15,220
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3450.00 EUR	8/16/19	331	1,141,950	25,223
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	10/18/19	271	975,600	10,643
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	3/20/20	108	388,800	9,767
EURO STOXX 50 Index	Barclays Bank	Call	110.00 EUR	3/19/21	4,979	547,690	10,878
EURO STOXX 70 Index	UBS Warburg	Call	110.00 EUR	6/18/21	6,330	696,300	12,591
Facebook, Inc.	UBS Warburg	Call	185.00 USD	9/20/19	3,209	593,665	52,738
Facebook, Inc.	UBS Warburg	Call	195.00 USD	12/20/19	6,440	1,255,800	106,041
FedEx Corp.	Citigroup	Call	170.00 USD	10/18/19	2,567	436,390	19,806
FedEx Corp.	Credit Suisse First Boston	Call	162.00 USD	1/17/20	5,587	905,094	86,514
Halliburton Co.	Citigroup	Call	50.00 USD	1/17/20	13,346	667,300	40
J.P. Morgan Chase & Co.	Citigroup	Call	114.50 USD	1/17/20	4,968	568,836	24,268
Johnson & Johnson	Bank of America	Call	155.00 USD	1/17/20	5,018	777,790	8,110
Kroger Co. (The)	Nomura	Call	25.00 USD	1/17/20	12,802	320,050	10,013
Lowe’s Cos., Inc.	Nomura	Call	97.50 USD	10/18/19	4,304	419,640	33,494
Lowe’s Cos., Inc.	Nomura	Call	98.00 USD	1/17/20	4,470	438,060	42,087
Marathon Petroleum Corp.	Morgan Stanley	Call	55.00 USD	12/20/19	11,372	625,460	60,146
Marathon Petroleum Corp.	Citigroup	Call	64.00 USD	1/17/20	15,702	1,004,928	38,418
Nasdaq 100 Stock Index	Morgan Stanley	Call	7800.00 USD	7/12/19	442	3,447,600	23,012
Nasdaq 100 Stock Index	Citigroup	Call	7825.00 USD	7/19/19	164	1,283,300	10,588
Nasdaq 100 Stock Index	Barclays Bank	Call	7950.00 USD	7/19/19	112	890,400	3,057
Qualcomm, Inc.	Morgan Stanley	Call	70.00 USD	10/18/19	6,695	468,650	58,871
Qualcomm, Inc.	Citigroup	Call	71.00 USD	1/17/20	7,025	498,775	67,085
S&P 500 Index	Goldman Sachs	Call	2970.00 USD	7/05/19	3,466	10,294,020	33,347
S&P 500 Index	Goldman Sachs	Call	2975.00 USD	7/19/19	499	1,484,525	10,886
S&P 500 Index	Bank of America	Call	2985.00 USD	7/19/19	521	1,555,185	9,348
S&P 500 Index	Bank of America	Call	2995.00 USD	7/19/19	3,495	10,467,525	51,001
S&P 500 Index	Nomura	Call	2975.00 USD	8/30/19	589	1,752,275	29,034
S&P 500 Index	Societe Generale	Call	2975.00 USD	9/20/19	785	2,335,375	47,016
Schlumberger, Ltd.	Credit Suisse First Boston	Call	45.00 USD	1/17/20	9,370	421,650	13,957
Schlumberger, Ltd.	UBS Warburg	Call	70.00 USD	1/17/20	11,244	787,080	245
SPDR Gold Shares(b)	Morgan Stanley	Call	128.00 USD	7/19/19	6,191	792,448	34,764
SPDR Gold Shares(b)	JPMorgan Chase	Call	136.00 USD	8/16/19	13,149	1,788,264	25,608
SPDR Gold Shares(b)	Societe Generale	Call	126.00 USD	9/20/19	16,215	2,043,090	135,685
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33 JPY	3/13/20	14,063	66,888,269	2,862
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24 JPY	9/11/20	11,381	54,813,627	4,401
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87 JPY	12/11/20	11,358	55,595,933	4,386
Taiwan Mobile Co., Ltd.	Credit Suisse First Boston	Call	40.00 USD	1/17/20	8,941	357,640	24,485
Tokyo Stock Exchange Price Index	Bank of America	Call	191.28 JPY	12/13/19	269,219	51,496,210	112
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	191.28 JPY	12/13/19	509,036	97,368,406	212
Tokyo Stock Exchange Price Index	BNP Paribas	Call	194.04 JPY	3/13/20	363,317	70,498,031	526
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	192.04 JPY	4/10/20	323,621	62,148,177	560
Total SA	UBS Warburg	Call	70.00 USD	9/20/19	24,693	1,728,510	355

Total (Cost $1,965,663)							$1,621,656

See accompanying notes to the consolidated financial statements.

15

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Agilent Technologies, Inc.	Nomura	Call	81.00 USD	1/17/20	5,449	$441,369	$(14,805)
Alibaba Group Holding, Ltd.	Citigroup	Call	195.00 USD	11/22/19	2,785	543,075	(14,870)
Alibaba Group Holding, Ltd.	Bank of America	Call	202.50 USD	1/17/20	2,397	485,393	(13,860)
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	76.00 USD	1/17/20	7,067	537,092	(2,638)
Apple, Inc.	Morgan Stanley	Call	215.00 USD	9/20/19	2,143	460,745	(7,726)
Apple, Inc.	Morgan Stanley	Call	200.00 USD	12/20/19	5,096	1,019,200	(66,509)
Comcast Corp.	Citigroup	Call	37.50 USD	1/17/20	12,216	458,100	(70,918)
Emerson Electric Co.	Bank of America	Call	75.00 USD	12/20/19	12,814	961,050	(12,107)
EURO STOXX 70 Index	UBS Warburg	Call	135.00 EUR	6/18/21	6,330	854,550	(2,825)
Facebook, Inc.	UBS Warburg	Call	225.00 USD	12/20/19	6,440	1,449,000	(38,166)
FedEx Corp.	Citigroup	Call	195.00 USD	10/18/19	2,567	500,565	(3,869)
FedEx Corp.	Credit Suisse First Boston	Call	190.00 USD	1/17/20	5,587	1,061,530	(27,560)
J.P. Morgan Chase & Co.	Citigroup	Call	125.50 USD	1/17/20	4,968	623,484	(7,493)
Lowe’s Cos., Inc.	Nomura	Call	115.00 USD	10/18/19	4,304	494,960	(5,256)
Lowe’s Cos., Inc.	Nomura	Call	115.00 USD	1/17/20	4,470	514,050	(12,027)
Marathon Petroleum Corp.	Morgan Stanley	Call	65.00 USD	12/20/19	11,372	739,180	(20,466)
Marathon Petroleum Corp.	Citigroup	Call	73.00 USD	1/17/20	15,702	1,146,246	(14,746)
Qualcomm, Inc.	Morgan Stanley	Call	85.00 USD	10/18/19	6,695	569,075	(13,633)
Qualcomm, Inc.	Citigroup	Call	86.00 USD	1/17/20	7,025	604,150	(22,593)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90 JPY	3/13/20	14,063	79,876,434	(197)
Tokyo Stock Exchange Price Index	Bank of America	Call	221.29 JPY	12/13/19	269,219	59,575,473	(14)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	221.29 JPY	12/13/19	509,036	112,644,576	(26)
Tokyo Stock Exchange Price Index	BNP Paribas	Call	237.47 JPY	3/13/20	363,317	86,276,888	(24)
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	233.87 JPY	4/10/20	323,621	75,685,243	(34)
Agilent Technologies, Inc.	Nomura	Put	61.00 USD	1/17/20	4,744	289,384	(5,851)
Alibaba Group Holding, Ltd.	Citigroup	Put	140.00 USD	11/22/19	1,810	253,400	(5,964)
Alibaba Group Holding, Ltd.	Bank of America	Put	135.00 USD	1/17/20	1,598	215,730	(5,915)
Alphabet, Inc.	JPMorgan Chase	Put	860.00 USD	1/17/20	669	575,340	(8,238)
BP plc	Nomura	Put	36.00 USD	1/17/20	33,538	1,207,368	(27,856)
CVS Health Corp.	JPMorgan Chase	Put	56.00 USD	1/17/20	4,950	277,200	(26,743)
Emerson Electric Co.	Bank of America	Put	55.00 USD	12/20/19	6,408	352,440	(6,396)
EURO STOXX 50 Index	UBS Warburg	Put	106.38 EUR	6/18/21	4,268	454,030	(147,978)
EURO STOXX Bank Index	Barclays Bank	Put	110.23 EUR	3/19/21	4,201	463,076	(145,328)
FedEx Corp.	Citigroup	Put	140.00 USD	10/18/19	1,283	179,620	(3,359)
FedEx Corp.	Credit Suisse First Boston	Put	130.00 USD	1/17/20	3,156	410,280	(10,328)
Johnson & Johnson	Bank of America	Put	109.00 USD	1/17/20	5,018	546,962	(6,079)
Kroger Co. (The)	Nomura	Put	21.00 USD	1/17/20	6,401	134,421	(10,458)
Lowe’s Cos., Inc.	Nomura	Put	82.50 USD	10/18/19	3,188	263,010	(2,981)
Lowe’s Cos., Inc.	Nomura	Put	80.00 USD	1/17/20	3,193	255,440	(5,542)
Marathon Petroleum Corp.	Morgan Stanley	Put	46.00 USD	12/20/19	8,099	372,554	(15,299)
Marathon Petroleum Corp.	Citigroup	Put	49.00 USD	1/17/20	15,702	769,398	(46,926)
Qualcomm, Inc.	Citigroup	Put	57.00 USD	1/17/20	3,513	200,241	(4,628)
S&P 500 Index	Nomura	Put	2725.00 USD	8/30/19	290	790,250	(5,544)
S&P 500 Index	Societe Generale	Put	2645.00 USD	9/20/19	389	1,028,905	(7,297)
Schlumberger, Ltd.	Credit Suisse First Boston	Put	33.00 USD	1/17/20	9,370	309,210	(13,004)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77 JPY	3/13/20	14,063	53,900,245	(41,084)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96 JPY	9/11/20	7,587	28,989,624	(29,902)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60 JPY	12/11/20	7,573	28,675,922	(33,412)
Taiwan Mobile Co., Ltd.	Credit Suisse First Boston	Put	35.50 USD	1/17/20	4,471	158,721	(7,044)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59 JPY	12/13/19	269,219	42,157,003	(52,562)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59 JPY	12/13/19	509,036	79,709,947	(99,373)
Tokyo Stock Exchange Price Index	BNP Paribas	Put	155.80 JPY	3/13/20	363,317	56,604,789	(73,765)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82 JPY	4/10/20	323,621	51,073,866	(77,623)

Total (Premiums $1,032,871)							$(1,298,841)

See accompanying notes to the consolidated financial statements.

16

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount(a)	Fair Value
SPDR Gold Shares(b)	Put	118.00	USD	9/20/19	112	$13,216	$(784)

Total (Premiums $10,389)							$(784)

At June 30, 2019, the Fund’s over-the-counter currency options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount	Fair Value
Australian Dollar Call Currency Option (AUD/USD)	Morgan Stanley	Call	0.71	AUD	7/11/19	55,360	$10,042
British Pound Call Currency Option (GBP/USD)	UBS Warburg	Call	1.34	GBP	10/08/19	63,230	16,828
European Dollar Call Currency Option (EUR/USD)	Bank of America	Call	1.14	EUR	7/12/19	77,490	46,283
Japanese Yen Call Currency Option (JPY/USD)	BNP Paribas	Call	108.50	USD	7/11/19	38,750	9,034

Total (Cost $208,190)							$82,187

At June 30, 2019, the Fund’s over-the-counter currency options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount	Fair Value
United States Dollar Call Currency Option (USD/ZAR)	Bank of America	Call	15.25	USD	9/25/19	(11,470)	$(11,438)
United States Dollar Put Currency Option (USD/GBP)	UBS Warburg	Put	1.25	GBP	10/08/19	(63,230)	(68,753)

Total (Premiums $96,287)							$(80,191)

At June 30, 2019, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:

Paid by the Fund		Received by the Fund		Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency

3-Month U.S. Dollar LIBOR	Quarterly	2.15%	Semi-annually	9/20/19	Nomura	1,964	USD	$85,872	$(1,439)

Total (Cost $87,311)								$85,872	$(1,439)

At June 30, 2019, the Fund’s open over-the-counter interest rate swaptions written were as follows:

Paid by the Fund		Received by the Fund		Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency

1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	7/25/19	Goldman Sachs	(491)	USD	$(5,435)	$4,615
1.90%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	9/20/19	Nomura	(1,964)	USD	(30,653)	(4,056)
1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	9/25/19	Goldman Sachs	(491)	USD	(18,871)	5,519
1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	12/27/19	Goldman Sachs	(328)	USD	(20,893)	3,637

Total (Premiums $85,567)								$(75,852)	$9,715

See accompanying notes to the consolidated financial statements.

17

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s open interest rate cap contracts purchased were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)

2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	2/27/20	$30,932,000	$40,212	$50,098	$9,886
2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	8/27/20	$31,341,000	79,919	89,831	9,912

					$120,131	$139,929	$19,798

Forward Currency Contracts

At June 30, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

Japanese Yen	108,100,000	U.S. Dollar	976,190	JPMorgan Chase	7/1/19	$26,593
South African Rand	8,337,060	U.S. Dollar	581,000	Bank of America	7/25/19	9,368
U.S. Dollar	614,967	Australian Dollar	873,000	Bank of America	7/25/19	1,654
Japanese Yen	205,940,000	U.S. Dollar	1,855,167	Goldman Sachs	7/25/19	59,074
Japanese Yen	671,000	U.S. Dollar	6,044	Goldman Sachs	7/25/19	193
Japanese Yen	202,806,000	U.S. Dollar	1,826,145	Goldman Sachs	7/25/19	58,966
European Euro	806,000	U.S. Dollar	910,369	JPMorgan Chase	7/25/19	7,843
Norwegian Krone	5,981,000	U.S. Dollar	693,641	UBS Warburg	8/1/19	8,573
Japanese Yen	311,921,000	U.S. Dollar	2,868,785	BNP Paribas	8/16/19	35,313
European Euro	1,677,000	U.S. Dollar	1,897,623	Bank of America	9/12/19	20,203
European Euro	1,693,147	U.S. Dollar	1,911,094	Citigroup	9/13/19	25,339
South African Rand	15,773,000	U.S. Dollar	1,051,043	Citigroup	9/19/19	57,922
South African Rand	315,000	U.S. Dollar	21,005	JPMorgan Chase	9/19/19	1,142
European Euro	14,000	U.S. Dollar	15,965	Goldman Sachs	9/20/19	55
European Euro	1,673,000	U.S. Dollar	1,907,848	Goldman Sachs	9/20/19	6,518

						$318,756

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	2,850,231	Japanese Yen	315,150,000	Morgan Stanley	7/1/19	$(73,239)
Japanese Yen	207,050,000	U.S. Dollar	1,925,097	Morgan Stanley	7/1/19	(4,411)
British Pound	1,255,000	U.S. Dollar	1,652,775	JPMorgan Chase	7/19/19	(57,740)
British Pound	1,418,000	U.S. Dollar	1,840,023	Citigroup	8/16/19	(35,473)
British Pound	753,000	U.S. Dollar	962,357	Bank of America	8/23/19	(3,797)
British Pound	4,000	U.S. Dollar	5,112	UBS Warburg	8/23/19	(20)
U.S. Dollar	953,666	Indian Rupee	67,294,000	Citigroup	8/30/19	(13,811)
U.S. Dollar	3,916,827	European Euro	3,428,053	JPMorgan Chase	9/13/19	(3,798)
U.S. Dollar	2,844,348	European Euro	2,508,000	Bank of America	9/19/19	(25,276)

						$(217,565)

Total Net Forward Currency Contracts						$101,191

Swap Agreements

At June 30, 2019, the Fund’s open centrally cleared credit default swap agreements (sell protection) were as follows:

Description	Payment Frequency	Implied Credit Spread at June 30, 2019(c)	Expiration Date	Notional Amount(d)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

CDX North America High Yield Index Swap Agreement with Series 32	Quarterly	0.54%	6/20/24	$914,938	5.00%	$69,471	$59,361	$10,110

See accompanying notes to the consolidated financial statements.

18

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Financing Rate	Description	Expiration Date	Counterparty	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)

Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	83,956	USD	$19,469
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	109,238	USD	26,325

							$45,794

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).

(c)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Amounts shown as “—” are either $0 or rounds to less than $1.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Options Written, Forward Currency Contracts and Swap Agreements

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Written options and swaptions	$—	$1,225,114	$304,493	$(535,047)	$(1,455,668)
Forward currency contracts	—	—	318,756	(217,565)	101,191
Centrally cleared swap agreements(a)	59,361	—	10,110	—	69,471
Over-the-counter swap agreements	—	—	45,794	—	45,794

(a)

Includes cumulative unrealized appreciation (depreciation) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for centrally cleared swap agreements is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the consolidated financial statements.

19

AZL BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2019

Assets:
Investment securities, at cost	$360,167,759

Investment securities, at value(a)	$391,379,814
Cash	61,492
Segregated cash for collateral on futures contracts	51,000
Segregated cash for collateral on swap agreements	657,430
Deposits with brokers for securities sold short	550,768
Interest and dividends receivable	1,063,307
Foreign currency, at value (cost $108,348)	109,513
Unrealized appreciation on forward currency contracts	318,756
Unrealized appreciation on swap agreements	45,794
Receivable for investments sold	3,476,579
Receivable for variation margin on centrally cleared swap agreements	1,908
Reclaims receivable	389,220
Prepaid expenses	2,952

Total Assets	398,108,533

Liabilities:
Cash received as collateral on open option contracts	40,000
Cash received as collateral on swap agreements	540,000
Written Options (Proceeds received $1,225,114)	1,455,668
Unrealized depreciation on forward currency contracts	217,565
Payable for investments purchased	1,059,220
Payable for capital shares redeemed	473,628
Payable for collateral received on loaned securities	5,624,955
Securities sold short (Proceeds received $309,988)	239,491
Payable for variation margin on futures contracts	78,707
Payable for variation margin on contracts for differences	22,095
Interest payable on securities sold short	4,638
Accrued foreign taxes	63,957
Manager fees payable	236,911
Administration fees payable	8,809
Distribution fees payable	78,970
Custodian fees payable	21,718
Administrative and compliance services fees payable	7,235
Transfer agent fees payable	733
Trustee fees payable	387

Total Liabilities	10,174,687

Net Assets	$387,933,846

Net Assets Consist of:
Paid in capital	$338,366,470
Total distributable earnings	49,567,376

Net Assets	$387,933,846

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,242,017
Net Asset Value (offering and redemption price per share)	$12.03

(a)	Includes securities on loan of $5,462,274.

Consolidated Statement of Operations

For the Period Ended June 30, 2019

Investment Income:
Dividends	$3,048,981
Interest	1,982,597
Income from securities lending	16,840
Foreign withholding tax	(193,619)

Total Investment Income	4,854,799

Expenses:
Manager fees	1,422,876
Administration fees	72,157
Distribution fees	474,292
Custodian fees	95,879
Administrative and compliance services fees	3,754
Trustee fees	11,843
Transfer agency fees	3,204
Professional fees	10,838
Shareholder reports	2,372
Dividends on securities sold short	7,406
Other expenses	39,251

Total expenses	2,143,872

Net Investment Income/(Loss)	2,710,927

Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on securities and foreign currencies	4,388,807
Net realized gains/(losses) on futures contracts	(1,305,213)
Net realized gains/(losses) on contracts for differences	(64,141)
Net realized gains/(losses) on written options contracts	314,654
Net realized gains/(losses) on securities held short	33,880
Net realized gains/(losses) on swap agreements	426,321
Net realized gains/(losses) on forward currency contracts	(107,536)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	31,579,144
Change in net unrealized appreciation/depreciation on futures contracts	(253,572)
Change in net unrealized appreciation/depreciation on contracts for differences	(174,341)
Change in net unrealized appreciation/depreciation on written options contracts	746,109
Change in net unrealized appreciation/depreciation on securities held short	(144,524)
Change in net unrealized appreciation/depreciation on swap agreements	(458,974)
Change in net unrealized appreciation/depreciation on forward currency contracts	122,851
Change in accrued foreign tax liability	(26,032)

Net realized and Change in net unrealized gains/(losses) on investments	35,077,433

Change in Net Assets Resulting From Operations	$37,788,360

See accompanying notes to the consolidated financial statements.

20

AZL BlackRock Global Allocation Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$2,710,927	$4,609,206
Net realized gains/(losses) on investments	3,686,772	12,185,413
Change in unrealized appreciation/depreciation on investments	31,390,661	(47,355,135)

Change in net assets resulting from operations	37,788,360	(30,560,516)

Distributions to Shareholders:
Distributions	—	(18,473,192)

Change in net assets resulting from distributions to shareholders	—	(18,473,192)

Capital Transactions:
Proceeds from shares issued	—	574,801
Proceeds from dividends reinvested	—	18,473,192
Value of shares redeemed	(17,952,858)	(19,581,928)

Change in net assets resulting from capital transactions	(17,952,858)	(533,935)

Change in net assets	19,835,502	(49,567,643)
Net Assets(a):
Beginning of period	368,098,344	417,665,987

End of period	$387,933,846	$368,098,344

Share Transactions:
Shares issued	—	17,936
Dividends reinvested	—	608,409
Shares redeemed	(1,544,146)	(3,675,557)

Change in shares	(1,544,146)	(3,049,212)

See accompanying notes to the consolidated financial statements.

21

AZL BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31,
			2018	2017	2016	2015	2014
	(Unaudited)

Net Asset Value, Beginning of Period	$10.89		$12.39	$11.16	$10.99	$11.97	$12.05

Investment Activities:
Net Investment Income/(Loss)	0.08	(a)	0.14	0.12	0.20	0.10	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.06		(1.07)	1.33	0.27	(0.27)	0.12

Total from Investment Activities	1.14		(0.93)	1.45	0.47	(0.17)	0.24

Distributions to Shareholders From:
Net Investment Income	—		(0.07)	(0.22)	(0.02)	(0.28)	(0.08)
Net Realized Gains	—		(0.50)	—	(0.28)	(0.53)	(0.24)

Total Dividends	—		(0.57)	(0.22)	(0.30)	(0.81)	(0.32)

Net Asset Value, End of Period	$12.03		$10.89	$12.39	$11.16	$10.99	$11.97

Total Return(b)	10.47	%(c)	(7.70)%	13.00%	4.35%	(1.41)%	1.78%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$387,934		$368,098	$417,666	$410,101	$789,320	$777,743
Net Investment Income/(Loss)(d)	1.43%		1.12%	0.90%	1.10%	0.84%	1.14%
Expenses Before Reductions(d)(e)	1.13%		1.10%	1.17%	1.12%	1.11%	1.11%
Expenses Net of Reductions(d)	1.13%		1.10%	1.17%	1.12%	1.11%	1.11%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.13%		1.10%	1.17%	1.12%	1.11%	1.11	%(f)
Portfolio Turnover Rate	75	%(c)	141%	115%	140%	82%	74%

(a)	Calculated using the average shares method.

(b)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which were used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

See accompanying notes to the consolidated financial statements.

22

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL BlackRock Global Allocation Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Consolidation of Subsidiaries

The Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned and controlled subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. As of June 30, 2019, the Fund’s aggregate investment in the Subsidiary was $5,502,008, representing 1.42% of the Fund’s net assets. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

23

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Consolidated Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,727 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations. The Fund had securities lending transactions of $5,462,274 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

24

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2019, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2019, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2019, the monthly average notional amount for long contracts was $25.1 million and the monthly average notional amount for short contracts was $14.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Consolidated Statement of Operations.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $0.5 million and the monthly average notional amount for short contracts was $8.8 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.

Contracts for Difference

The Fund may invest in Contracts for Difference (“CFD”). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced. The Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies. For the period ended June 30, 2019, the monthly average notional amount on contracts for differences was $1.8 million. Realized gains and losses are reported as “Net realized gains/(losses) on contracts for differences” on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2019, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

25

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

For the period ended June 30, 2019, the monthly average notional amount for written options contracts was $1.5 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Consolidated Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are reported as “Payable/Receivable for variation margin on centrally cleared swap agreements” on the Consolidated Statement of Operations.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2019, the Fund entered into centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The monthly average gross notional amount for interest rate swaps was $23.3 million for the period ended June 30, 2019.

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate. The Fund did not have any currency swap activity for the period ended June 30, 2019.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The monthly average gross notional amount for total return swaps was $0.1 million for the period ended June 30, 2019.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable

26

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of June 30, 2019, the Fund entered into centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The monthly average gross notional amount for credit default swaps was $0.7 million for the period ended June 30, 2019.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$26,060	Payable for variation margin on futures contracts*	$30,615

Contracts for differences	Receivable for variation margin on contracts for differences*	97,279	Payable for variation margin on contracts for differences*	97,104

Options Contracts			Written options contracts	1,299,625

Total Return Swap Agreements	Unrealized appreciation on swap agreements	45,794	Unrealized depreciation on swap agreements	—

Credit Risk

Centrally Cleared Credit Default Swap Agreements	Unrealized appreciation on swap agreements*	10,110	Unrealized depreciation on swap agreements*	—

Interest Rate Risk

Swaptions Contracts			Written options contracts	75,852

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	318,756	Unrealized depreciation on forward currency contracts	217,565

Option Contracts			Written options contracts	80,191

*

Includes cumulative appreciation/depreciation of futures contracts and contracts for differences and cumulative unrealized gain (loss) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these centrally cleared swap agreements are reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

	Net Realized Gains/(Losses) on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Futures Contracts	Net Realized Gains/(Losses) on Contracts for Differences	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Written Options Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts

Equity Risk	$(1,245,735)	$(64,141)	$58,092	$430,947	$—
Credit Risk	—	—	2,855	—	—
Interest Rate Risk	(59,478)	—	365,374	(188,339)	—
Foreign Exchange Rate Risk	—	—	—	72,046	(107,536)

27

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Contracts for Differences	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Written Options Contracts	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts

Equity Risk	$(291,383)	$(174,341)	$(113,718)	$634,082	$—
Credit Risk	—	—	27,918	—	—
Interest Rate Risk	37,811	—	(373,174)	95,931	—
Foreign Exchange Rate Risk	—	—	—	16,096	122,851

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2019. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019.

As of June 30, 2019, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$78,707
Contracts for differences	—	22,095
Written options contracts	—	1,455,668
Forward currency contracts	318,756	217,565
Swap agreements	47,702	—

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	366,458	1,774,035
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(1,908)	(101,586)

Total assets and liabilities subject to a MNA	$364,550	$1,672,449

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2019:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets

Bank of America	$31,225	$(31,225)	$—	$—	$—
BNP Paribas SA	61,638	(61,638)	—	—	—
Citigroup	83,261	(83,261)	—	—	—
Goldman Sachs	144,275	(45,199)	—	—	99,076
JPMorgan Chase	35,578	(35,578)	—	—	—
UBS Warburg	8,573	(8,573)	—	—	—

Total	$364,550	$(265,474)	$—	$—	$99,076

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2019:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank of America	$137,444	$(31,225)	$—	$(50,000)	$56,219
Barclays Bank	145,328	—	—	—	145,328
BNP Paribas SA	73,789	(61,638)	—	—	12,151
Citigroup	244,650	(83,261)	—	—	161,389
Credit Suisse First Boston	60,574	—	—	—	60,574
Goldman Sachs	45,199	(45,199)	—	—	—
JPMorgan Chase	96,519	(35,578)	—	—	60,941
Morgan Stanley	482,934	—	—	(40,000)	442,934

28

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Nomura	$120,973	$—	$—	$(120,973)	$—
Societe Generale	7,297	—	—	(7,297)	—
UBS Warburg	257,742	(8,573)	—	—	249,169

Total	$1,672,449	$(265,474)	$—	$(218,270)	$1,188,705

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for purchased non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Fund has adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Consolidated Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

29

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $1,667 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks+	$134,181,897	$88,470,029	$301,025	$—	$222,952,951
Preferred Stocks+	947,849	1,207,153	1,124,629	—	3,279,631
Convertible Preferred Stocks+	—	158,247	—	—	158,247
Private Placements+	—	—	457,418	—	457,418
Convertible Bonds+	—	184,816	—	—	184,816
Bank Loans+	—	579,225	—	—	579,225
Corporate Bonds+	—	20,242,241	—	—	20,242,241

30

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Foreign Bonds+	$—	$30,642,250	$—	$—	$30,642,250
Yankee Dollars+	—	4,661,329	772,033	—	5,433,362
U.S. Treasury Obligations+	—	98,111,067	—	—	98,111,067
Purchased Options	—	1,621,656	—	—	1,621,656
Purchased Currency Options	—	82,187	—	—	82,187
Purchased Swaptions	—	85,872	—	—	85,872
Purchased Interest Rate Cap	—	139,929	—	—	139,929
Securities Held as Collateral for Securities on Loan	—	—	—	5,624,955	5,624,955
Money Markets	1,784,007	—	—	—	1,784,007

Total Investment Securities	136,913,753	246,186,001	2,655,105	5,624,955	391,379,814

Securities Sold Short	—	(239,491)	—	—	(239,491)
Other Financial Instruments:*
Written Options	(784)	(1,298,841)	—	—	(1,299,625)
Written Currency Options	—	(80,191)	—	—	(80,191)
Written Swaptions	—	(75,852)	—	—	(75,852)
Futures Contracts	(4,555)	—	—	—	(4,555)
Contracts for Differences	—	175	—	—	175
Centrally Cleared Credit Default Swap	—	10,110	—	—	10,110
Forward Currency Contracts	—	101,191	—	—	101,191
Over-the-Counter Total Return Swaps	—	45,794	—	—	45,794

Total Investments	$136,908,414	$244,648,896	$2,655,105	$5,624,955	$389,837,370

+	For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Consolidated Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts, contracts for differences, written options, forward currency contracts and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment except futures contracts, contracts for differences and centrally cleared interest rate swaps which are presented at variation margin.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL BlackRock Global Allocation Fund	$263,805,316	$275,520,682

For the period ended June 30, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL BlackRock Global Allocation Fund	$175,109,704	$173,802,648

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2019 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Fieldwood Energy LLC	4/25/18	$247,017	$941	$28,230	0.01%
Fieldwood Energy LLC	3/13/18	81,305	3,485	104,550	0.03%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	368,448	0.10%
Inversiones Alsacia SA, 8.00%, 12/31/18	12/22/14	420,057	517,099	12,927	0.00%
Jawbone	1/24/17	—	23,389	—	0.00%
Lookout, Inc.	3/4/15	63,364	5,547	3,550	0.00%
Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	453,868	0.12%

31

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	756,181	0.20%
Quintis Pty, Ltd.	10/25/18	316,328	386,370	301,025	0.08%
Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	42,158	41,361	41,361	0.01%
Quintis Pty, Ltd., 10/1/28, Callable 8/5/19 @ 90.00	10/25/18	753,320	730,672	730,672	0.19%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	—	0.00%
Uber Technologies 6mo Lock Up	3/21/14	1,063,120	68,532	3,062,852	0.78%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

32

AZL BlackRock Global Allocation Fund

Notes to the Consolidated Financial Statements

June 30, 2019 (Unaudited)

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $360,107,334. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$38,374,443
Unrealized (depreciation)	(10,570,116)

Net unrealized appreciation/(depreciation)	$27,804,327

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL BlackRock Global Allocation Fund	$6,272,410	$12,200,782	$18,473,192

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL BlackRock Global Allocation Fund	$3,436,736	$11,943,618	$—	$(3,434,862)	$11,945,492

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on foreign currency gains or losses, wash sales, mark-to-market of passive foreign investment companies and straddles.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

33

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

34

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® DFA Five-Year Global Fixed Income Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 6

Statement of Operations Page 6

Statements of Changes in Net Assets Page 7

Financial Highlights Page 8

Notes to the Financial Statements Page 9

Other Information Page 15

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Five-Year Global Fixed Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,027.80	$4.12	0.82%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA Five-Year Global Fixed Income Fund	$1,000.00	$1,020.73	$4.11	0.82%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Foreign Bonds	84.4%

Corporate Bonds	10.3

Yankee Dollars	4.6

Money Markets	1.5

Securities Held as Collateral for Securities on Loan	0.3

Total Investment Securities	101.1

Net other assets (liabilities)	(1.1)

Net Assets	100.0%

1

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (10.3%):
Beverages (0.8%):
$1,200,000	Coca-Cola Co. (The), 1.13%, 9/22/22	$1,420,381
1,800,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	2,108,778

		3,529,159

Communications Equipment (0.4%):
2,000,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	1,987,888

Consumer Finance (2.0%):
2,000,000	Toyota Motor Credit Corp., 2.75% (US0003M+15 bps), 10/9/20, MTN	1,999,850
6,435,000	Toyota Motor Credit Corp., 2.60%, 1/11/22	6,502,973
200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	233,072
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	317,398

		9,053,293

Diversified Financial Services (0.3%):
1,000,000	Berkshire Hathaway, Inc., 0.63%, 1/17/23, Callable 11/17/22 @ 100	1,163,734

Household Products (1.3%):
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,699,136

Industrial Conglomerates (0.5%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,131,561
200,000	3M Co., 0.95%, 5/15/23	236,896

		2,368,457

Oil, Gas & Consumable Fuels (1.3%):
6,000,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100	6,060,738

Pharmaceuticals (1.1%):
100,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	115,096
4,021,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	4,621,686

		4,736,782

Software (2.1%):
250,000	Oracle Corp., Series E, 2.25%, 1/10/21, MTN	295,015
7,307,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100^	7,268,703
1,833,000	Oracle Corp., 2.50%, 5/15/22, Callable 3/15/22 @ 100	1,852,175

		9,415,893

Technology Hardware, Storage & Peripherals (0.5%):
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,367,960

Total Corporate Bonds (Cost $47,076,919)		46,383,040

Foreign Bonds (84.4%):
Banks (22.8%):
16,000,000	Bank of Montreal, 1.88%, 3/31/21+	12,208,463
2,000,000	Bank of Montreal, 1.61%, 10/28/21+	1,515,885
3,000,000	Canadian Imperial Bank of Commerce, 1.85%, 7/14/20+	2,289,384
2,000,000	Canadian Imperial Bank of Commerce, 1.90%, 4/26/21+	1,525,386

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$450,000	Canadian Imperial Bank of Commerce, 0.75%, 3/22/23+	$527,077
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,156,163
2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	3,107,389
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,438,621
4,350,000	Dexia Credit Local SA, 0.25%, 6/2/22+	5,028,615
1,800,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,288,104
5,200,000	Dexia Credit Local SA, 0.25%, 6/1/23, MTN+	6,036,577
650,000	International Bank for Reconstruction & Development, 1.00%, 12/19/22+	828,001
6,123,000	Kreditanstalt fuer Wiederaufbau, 2.13%, 8/15/23+	7,721,789
475,000	Land Nordrhein-Westfalen, 0.13%, 3/16/23+	550,970
1,000,000	Land Nordrhein-Westfalen, 0.20%, 4/17/23+	1,163,882
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,493,110
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	575,455
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,469,606
2,500,000	Royal Bank of Canada, 1.92%, 7/17/20+	1,909,176
3,500,000	Royal Bank of Canada, 2.03%, 3/15/21+	2,676,321
7,700,000	Royal Bank of Canada, Series DPNT, 1.97%, 3/2/22+	5,879,909
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,505,771
2,700,000	State of North Rhine-Westphalia Germany, 0.00%, 12/5/22+	3,116,575
3,167,000	State of North Rhine-Westphalia Germany, 0.38%, 2/16/23+	3,704,806
2,318,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	2,663,594
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,234,375
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,302,891
7,000,000	The Bank of Nova Scotia, 2.13%, 6/15/20+	5,359,271
6,500,000	The Bank of Nova Scotia, 3.27%, 1/11/21+	5,063,090
2,000,000	The Toronto-Dominion Bank, 2.56%, 6/24/20+	1,536,933
5,000,000	Toronto-Dominion Bank (The), Series DPNT, 2.62%, 12/22/21+	3,880,747
10,300,000	Toronto-Dominion Bank (The), Series DPNT, 1.99%, 3/23/22+	7,876,896
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	344,138

		101,978,970

Capital Markets (0.2%):
400,000	FMS Wertmanagement, 1.00%, 9/7/22+	509,301
300,000	FMS Wertmanagement, 1.13%, 9/7/23+	383,236

		892,537

Consumer Finance (0.8%):
1,000,000	Toyota Credit Canada, Inc., 2.20%, 2/25/21+	766,084
1,500,000	Toyota Credit Canada, Inc., 2.02%, 2/28/22+	1,145,059
1,355,000	Toyota Finance Australia, Ltd., Series E, 0.50%, 4/6/23, MTN+	1,569,789

See accompanying notes to the financial statements.

2

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Consumer Finance, continued
$500,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22, MTN+	$573,710

		4,054,642

Diversified Financial Services (31.1%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,153,332
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,753,445
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,574,316
11,248,000	Asian Development Bank, 0.20%, 5/25/23+	13,117,296
400,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	507,919
1,600,000	Bank Nederlandse Gemeenten NV, 0.25%, 2/22/23+	1,864,957
6,334,000	BNG Bank NV, 0.05%, 7/11/23, MTN+	7,333,432
300,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 11/25/22+	348,196
400,000	Caisse d’Amortissement de la Dette Sociale, Series E, 0.50%, 5/25/23, MTN+	471,861
5,600,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 10/25/23+	6,516,209
403,000	Council Of Europe Development Bank, 0.38%, 10/27/22+	471,399
750,000	Council Of Europe Development Bank, 0.13%, 5/25/23, MTN+	871,973
2,000,000	CPPIB Capital, Inc., Series A, 1.40%, 6/4/20+	1,521,659
12,300,000	European Financial Stability Facility, 0.13%, 10/17/23, MTN+	14,323,433
85,000,000	European Investment Bank, Series E, 1.50%, 5/12/22, MTN+	9,971,842
400,000	European Investment Bank, 2.50%, 10/31/22+	534,573
2,000,000	European Investment Bank, 2.38%, 1/18/23+	1,566,550
143,000	European Investment Bank, 0.00%, 10/16/23+	165,951
8,000,000	European Investment Bank, Series E, 1.50%, 1/26/24, MTN+	933,666
11,145,000	European Stability Mechanism, 0.10%, 7/31/23+	12,956,129
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	509,930
846,000	Kommunekredit, 0.13%, 8/28/23, MTN+	980,778
97,000,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	10,563,824
24,000,000	Kommuninvest I Sverige AB, 0.75%, 2/22/23+	2,659,729
3,000,000	Kommuninvest I Sverige AB, Series 2311, 1.00%, 11/13/23, MTN+	336,823
4,253,000	Kreditanstalt fuer Wiederaufbau, 0.00%, 9/15/23+	4,934,178
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	253,337
5,250,000	Landwirtschaftliche Rentenbank, 0.05%, 6/12/23, MTN+	6,091,101
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	1,876,563
750,000	Neder Waterschapsbank, Series E, 1.00%, 12/9/19, MTN+	952,767
3,091,000	Nederlandse Waterschapsbank NV, 0.13%, 9/25/23, MTN+	3,590,566
500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	604,609

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$1,787,000	NRW Bank, 0.00%, 11/11/22+	$2,061,939
4,500,000	NRW Bank, 0.13%, 3/10/23+	5,218,079
5,850,000	NRW Bank, 0.13%, 7/7/23+	6,786,827
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,448,615
700,000	Roche Finance Europe BV, 0.50%, 2/27/23, Callable 11/27/22 @ 100+	815,950
500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	579,229
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,122,483
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	706,534
900,000	Total Capital International SA, 0.25%, 7/12/23+	1,038,336

		140,090,335

Insurance (0.8%):
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	692,593
2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	3,083,550

		3,776,143

Oil, Gas & Consumable Fuels (1.4%):
500,000	Equinor ASA, Series E, 2.00%, 9/10/20, MTN+	583,572
500,000	Shell International Finance BV, Series E, 2.00%, 12/20/19, MTN+	637,895
1,800,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	2,131,205
900,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,058,963
1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	1,529,953

		5,941,588

Pharmaceuticals (3.0%):
2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	2,332,538
300,000	Sanofi, Series E, 0.00%, 3/21/22, Callable 2/21/22 @ 100, MTN+	342,732
1,100,000	Sanofi, 0.00%, 9/13/22, Callable 6/13/22 @ 100+	1,255,985
8,300,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	9,635,402

		13,566,657

Road & Rail (0.2%):
667,000	Transport For London, 2.25%, 8/9/22, MTN+	876,351

Sovereign Bond (24.1%):
81,000,000	Denmark Government Bond, 1.50%, 11/15/23+	13,523,452
4,000,000	European Investment Bank, Series E, 3.50%, 1/14/21+	454,195
200,000	European Investment Bank, Series EARN, 0.05%, 12/15/23, MTN+	232,772
6,800,000	Finland Government Bond, 0.00%, 9/15/23+(a)	7,911,766
1,054,000	French Republic Government Bond OAT, 0.00%, 3/25/23+	1,226,228
4,100,000	French Republic Government Bond OAT, 1.75%, 5/25/23+	5,096,219
1,150,000	International Bank for Reconstruction & Development, 1.13%, 3/11/20+	874,506
500,000	Kommunalbanken AS, Series E, 0.88%, 12/8/20, MTN+	633,953

See accompanying notes to the financial statements.

3

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$500,000	Kommunalbanken AS, Series E, 1.50%, 12/15/23, MTN+	$647,342
19,000,000	Norway Government Bond, Series 474, 3.75%, 5/25/21+(a)	2,331,856
92,000,000	Norwegian Government Bond, 2.00%, 5/24/23+(a)	11,093,644
8,000,000	Province of Alberta, 1.35%, 9/1/21+	6,063,888
4,000,000	Province of British Columbia, 3.25%, 12/18/21+	3,169,574
450,000	Province of Manitoba Canada, 1.50%, 12/15/22+	577,854
6,700,000	Province of Ontario, 3.15%, 6/2/22+	5,328,122
3,000,000	Province of Quebec, 4.50%, 12/1/19+	2,316,672
6,000,000	Province of Quebec, 4.25%, 12/1/21+	4,862,364
950,000	Province of Quebec, 0.88%, 5/24/22+	1,198,299
5,900,000	Province of Quebec, 3.50%, 12/1/22+	4,770,241
11,300,000	Republic of Austria Government Bond, 0.00%, 7/15/23+(a)	13,143,896
500,000	Svensk Exportkredit AB, Series E, 1.38%, 12/15/23, MTN+	643,152
54,000,000	Sweden Government Bond, 1.50%, 11/13/23+(a)	6,332,114
29,100,000	Swedish Government Bond, 3.50%, 6/1/22+	3,515,137
10,080,000	United Kingdom Treasury, 1.75%, 7/22/19+	12,806,216

		108,753,462

Total Foreign Bonds (Cost $383,260,916)		379,930,685

Yankee Dollars (4.6%):
Banks (2.2%):
1,000,000	Bank of Nova Scotia, 2.70%, 3/7/22	1,012,786
1,000,000	Cooperatieve Rabobank UA, 3.88%, 2/8/22	1,040,142
2,587,000	National Australia Bank, Ltd., Series G, 2.50%, 5/22/22	2,603,841
3,031,000	Royal Bank of Canada, Series G, 2.75%, 2/1/22	3,073,676
1,250,000	The Bank of Nova Scotia, Series B, 3.03% (US0003M+44 bps), 4/20/21	1,253,070

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$400,000	The Toronto-Dominion Bank, 3.59% (US0003M+100 bps), 4/7/21, MTN	$404,972

		9,388,487

Diversified Financial Services (2.0%):
1,000,000	EUROFIMA, 2.61% (US0003M+9 bps), 11/15/21, MTN	999,950
2,000,000	Kommunalbanken AS, 2.64% (US0003M+4 bps), 4/15/21	1,999,482
3,000,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 2.43% (US0003M+12 bps), 9/27/21, MTN	3,003,870
3,129,000	Total Capital International SA, 2.88%, 2/17/22	3,182,716

		9,186,018

Oil, Gas & Consumable Fuels (0.2%):
1,000,000	Shell International Finance BV, 2.38%, 8/21/22^	1,005,064

Sovereign Bond (0.2%):
1,000,000	Svensk Exportkredit AB, Series E, 2.57% (US0003M+12 bps), 12/13/21, MTN	1,002,190

Total Yankee Dollars (Cost $20,401,409)		20,581,759

Securities Held as Collateral for Securities on Loan (0.3%):
1,436,908	BlackRock Liquidity FedFund, Institutional Class(b)	1,436,908

Total Securities Held as Collateral for Securities on Loan (Cost $1,436,908)		1,436,908

Money Markets (1.5%):
6,859,984	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	6,859,984

Total Money Markets (Cost $6,859,984)		6,859,984

Total Investment Securities (Cost $459,036,136) — 101.1%(d)		455,192,376
Net other assets (liabilities) — (1.1)%		(5,089,260)

Net Assets — 100.0%		$450,103,116

Percentages indicated are based on net assets as of June 30, 2019.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

US0003M—3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $1,374,017.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(c)	The rate represents the effective yield at June 30, 2019.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

4

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage

Australia	2.2%
Austria	3.2%
Canada	20.0%
Denmark	3.2%
Finland	3.3%
France	10.8%
Germany	10.0%
Luxembourg	3.8%
Netherlands	5.9%

Country	Percentage
New Zealand	1.4%
Norway	4.2%
Singapore	0.4%
SNAT	9.6%
Sweden	7.0%
United Kingdom	3.0%
United States	12.0%

100.0%

Forward Currency Contracts

At June 30, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	17,606,944	British Pound	13,416,675	Bank of America	7/5/19	$567,439
U.S. Dollar	1,775,946	British Pound	1,393,536	Bank of America	7/5/19	6,121
U.S. Dollar	3,202,565	British Pound	2,519,406	Citigroup	7/5/19	2,858
U.S. Dollar	1,094,398	British Pound	861,532	Goldman Sachs	7/5/19	231
European Euro	2,251,604	U.S. Dollar	2,557,782	Bank of America	7/12/19	4,462
European Euro	1,243,336	U.S. Dollar	1,403,646	Citigroup	7/12/19	11,225
European Euro	470,157	U.S. Dollar	528,442	Citigroup	7/18/19	6,853
Canadian Dollar	135,694	U.S. Dollar	102,989	Citigroup	7/22/19	699

						$599,888

U.S. Dollar	1,262,805	British Pound	995,142	Citigroup	7/5/19	$(1,050)
U.S. Dollar	1,561,157	British Pound	1,229,538	State Street	7/5/19	(386)
U.S. Dollar	5,076,105	British Pound	4,037,562	State Street	7/5/19	(51,697)
U.S. Dollar	13,423,701	Danish Krone	89,118,592	Bank of America	7/8/19	(167,268)
U.S. Dollar	77,414,273	European Euro	68,573,606	Citigroup	7/12/19	(620,004)
Swedish Krona	13,598,697	U.S. Dollar	1,470,823	Bank of America	7/17/19	(3,729)
U.S. Dollar	26,247,971	Swedish Krona	251,595,228	Barclays Bank	7/17/19	(895,348)
Swedish Krona	15,378,146	U.S. Dollar	1,659,100	Goldman Sachs	7/17/19	(30)
U.S. Dollar	1,266,420	European Euro	1,127,486	Bank of America	7/18/19	(17,272)
U.S. Dollar	74,044,994	European Euro	65,750,596	State Street	7/18/19	(814,963)
European Euro	679,709	U.S. Dollar	776,009	Bank of America	7/19/19	(2,065)
U.S. Dollar	464,797	European Euro	414,665	Bank of America	7/19/19	(7,358)
U.S. Dollar	74,272,351	European Euro	66,204,310	State Street	7/19/19	(1,110,585)
U.S. Dollar	1,396,157	Canadian Dollar	1,869,009	Citigroup	7/22/19	(32,006)
U.S. Dollar	2,015,827	Canadian Dollar	2,704,612	Citigroup	7/22/19	(50,843)
U.S. Dollar	1,236,115	Canadian Dollar	1,631,350	State Street	7/22/19	(10,445)
U.S. Dollar	78,549,335	Canadian Dollar	104,711,353	State Street	7/22/19	(1,463,548)
U.S. Dollar	24,156,925	Norwegian Krone	208,632,778	Bank of America	7/25/19	(332,507)

						$(5,581,104)

Total Net Forward Currency Contracts						$(4,981,216)

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts

	Unrealized Appreciation	Unrealized Depreciation

Forward currency contracts	$599,888	$(5,581,104)

See accompanying notes to the financial statements.

5

AZL DFA Five-Year Global Fixed Income Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$459,036,136

Investment securities, at value(a)	$455,192,376
Interest and dividends receivable	1,762,604
Foreign currency, at value (cost $3,328)	3,330
Unrealized appreciation on forward currency contracts	599,888
Prepaid expenses	3,695

Total Assets	457,561,893

Liabilities:
Unrealized depreciation on forward currency contracts	5,581,104
Payable for capital shares redeemed	131,582
Payable for collateral received on loaned securities	1,436,908
Manager fees payable	185,134
Administration fees payable	7,719
Distribution fees payable	92,567
Custodian fees payable	8,663
Administrative and compliance services fees payable	839
Transfer agent fees payable	855
Trustee fees payable	512
Other accrued liabilities	12,894

Total Liabilities	7,458,777

Net Assets	$450,103,116

Net Assets Consist of:
Paid in capital	$435,169,477
Total distributable earnings	14,933,639

Net Assets	$450,103,116

Shares of beneficial interest (unlimited number of shares authorized, no par value)	43,528,206
Net Asset Value (offering and redemption price per share)	$10.34

(a)	Includes securities on loan of $1,374,017.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$2,197,320
Dividends	34,108
Income from securities lending	6,600

Total Investment Income	2,238,028

Expenses:
Manager fees	1,353,341
Administration fees	76,289
Distribution fees	563,890
Custodian fees	31,349
Administrative and compliance services fees	4,292
Transfer agent fees	3,148
Trustee fees	13,682
Professional fees	12,378
Shareholder reports	2,755
Other expenses	8,975

Total expenses before reductions	2,070,099
Less expenses voluntarily waived/reimbursed by the Manager	(225,554)

Net expenses	1,844,545

Net Investment Income/(Loss)	393,483

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(3,573,700)
Net realized gains/(losses) on forward currency contracts	13,741,322
Change in net unrealized appreciation/depreciation on securities and foreign currencies	9,142,110
Change in net unrealized appreciation/depreciation on forward currency contracts	(7,058,677)

Net realized and Change in net unrealized gains/losses on investments	12,251,055

Change in Net Assets Resulting From Operations	$12,644,538

See accompanying notes to the financial statements.

6

AZL DFA Five-Year Global Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$393,483	$2,230,317
Net realized gains/(losses) on investments	10,167,622	12,519,470
Change in unrealized appreciation/depreciation on investments	2,083,433	(9,544,124)

Change in net assets resulting from operations	12,644,538	5,205,663

Distributions to Shareholders:
Distributions	—	(2,736,651)

Change in net assets resulting from distributions to shareholders	—	(2,736,651)

Capital Transactions:
Proceeds from shares issued	8,356,310	23,263,345
Proceeds from dividends reinvested	—	2,736,651
Value of shares redeemed	(31,792,003)	(73,662,691)

Change in net assets resulting from capital transactions	(23,435,693)	(47,662,695)

Change in net assets	(10,791,155)	(45,193,683)
Net Assets:
Beginning of period	460,894,271	506,087,954

End of period	$450,103,116	$460,894,271

Share Transactions:
Shares issued	819,785	2,334,447
Dividends reinvested	—	275,594
Shares redeemed	(3,120,458)	(7,385,373)

Change in shares	(2,300,673)	(4,775,332)

See accompanying notes to the financial statements.

7

AZL DFA Five-Year Global Fixed Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.06		$10.00	$9.96	$9.91	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	(b)	0.06	0.11	0.11	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.27		0.06	0.05	0.02	(0.15)

Total from Investment Activities	0.28		0.12	0.16	0.13	(0.09)

Distributions to Shareholders From:
Net Investment Income	—		(0.06)	(0.12)	(0.08)	—

Total Dividends	—		(0.06)	(0.12)	(0.08)	—

Net Asset Value, End of Period	$10.34		$10.06	$10.00	$9.96	$9.91

Total Return(c)	2.78	%(d)	1.17%	1.57%	1.28%	(0.90	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$450,103		$460,894	$506,088	$482,830	$517,049
Net Investment Income/(Loss)(e)	0.17%		0.45%	1.11%	1.01%	0.90%
Expenses Before Reductions(e)(f)	0.92%		0.91%	0.90%	0.90%	0.91%
Expenses Net of Reductions(e)	0.82%		0.81%	0.80%	0.80%	0.81%
Portfolio Turnover Rate	16	%(d)	69%	83%	52%	127	%(d)

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

8

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA Five-Year Global Fixed Income Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

9

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $632 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,374,017 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2019, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2019, the monthly average notional amount for long contracts was $1.4 million and the monthly average notional amount for short contracts was $382.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Foreign Exchange Risk

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	$599,888	Unrealized depreciation on forward currency contracts	$5,581,104

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/Change in net unrealized appreciation/depreciation on forward currency contracts	$13,741,322	$(7,058,677)

10

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2019. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019.

As of June 30, 2019, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward currency contracts	$599,888	$5,581,104

Total derivative assets and liabilities in the Statement of Assets and Liabilities	599,888	5,581,104

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total assets and liabilities subject to a MNA	$599,888	$5,581,104

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2019:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$578,022	$(530,199)	$—	$—	$47,823
Citigroup	21,635	(21,635)	—	—	—
Goldman Sachs	231	(30)	—	—	201

Total	$599,888	$(551,864)	$—	$—	$48,024

The following table presents the Fund’s derivative liabilitites by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2019:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$530,199	$(530,199)	$—	$—	$—
Barclays Bank	895,348	—	—	—	895,348
Citigroup	703,903	(21,635)	—	—	682,268
Goldman Sachs	30	(30)	—	—	—
State Street	3,451,624	—	—	—	3,451,624

Total	$5,581,104	$(551,864)	$—	$—	$5,029,240

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Fund has adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

11

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL DFA Five-Year Global Fixed Income Fund	0.60%	0.95%

*	The Manager voluntarily reduced the management fee to 0.50% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $1,985 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading

12

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Corporate Bonds+	$—	$46,383,040	$—	$46,383,040
Foreign Bonds+	—	379,930,685	—	379,930,685
Yankee Dollars+	—	20,581,759	—	20,581,759
Securities Held as Collateral for Securities on Loan	—	—	1,436,908	1,436,908
Money Markets	6,859,984	—	—	6,859,984

Total Investment Securities	6,859,984	446,895,484	1,436,908	455,192,376

Other Financial Instruments:*
Forward Currency Contracts	—	(4,981,216)	—	(4,981,216)

Total Investments	$6,859,984	$441,914,268	$1,436,908	$450,211,160

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as forward currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA Five-Year Global Fixed Income Fund	$69,804,285	$96,207,161

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

13

AZL DFA Five-Year Global Fixed Income Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $459,246,268. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,897,243
Unrealized (depreciation)	(6,951,135)

Net unrealized appreciation/(depreciation)	$(4,053,892)

As of the end of its tax year ended December 31, 2018, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL DFA Five-Year Global Fixed Income Fund	$3,152,801	$5,411,193	$8,563,994

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA Five-Year Global Fixed Income Fund	$2,736,651	$—	$2,736,651

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA Five-Year Global Fixed Income Fund	$24,282,525	$—	$(8,563,995)	$(13,046,252)	$2,672,278

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on foreign currency gains or losses, wash sales and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership of 85% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® DFA International Core Equity Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 34

Statement of Operations Page 34

Statements of Changes in Net Assets Page 35

Financial Highlights Page 36

Notes to the Financial Statements Page 37

Other Information Page 41

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA International Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA International Core Equity Fund	$1,000.00	$1,122.80	$6.11	1.16%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA International Core Equity Fund	$1,000.00	$1,019.04	$5.81	1.16%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	18.7%

Financials	16.6

Consumer Discretionary	13.8

Materials	11.8

Consumer Staples	7.3

Energy	6.8

Information Technology	6.4

Health Care	6.3

Communication Services	5.7

Utilities	3.0

Real Estate	2.8

Total Common Stocks and Preferred Stocks	99.2

Warrants	—	†

Rights	—	†

Securities Held as Collateral for Securities on Loan	0.6

Total Investment Securities	99.8

Net other assets (liabilities)	0.2

Net Assets	100.0%

†	Represents less than 0.05%.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (1.1%):
15,989	Austal, Ltd.	$38,452
982	Avon Rubber plc	16,987
44,779	BAE Systems plc	282,350
5,900	Bombardier, Inc., Class B*	9,913
6,187	CAE, Inc.	166,369
3,081	Chemring Group plc	7,200
50,056	Cobham plc*	67,856
15	Dassault Aviation SA	21,596
504	Elbit Systems, Ltd.	75,406
4,047	European Aeronautic Defence & Space Co. NV	573,694
89	Facc AG	1,249
9,452	Finmeccanica SpA	119,754
401	FMS Enterprises Migun, Ltd.	10,064
2,535	Heroux-Devtek, Inc.*	37,094
1,132	LiSi	36,613
24,328	Meggitt plc	162,083
2,059	MTU Aero Engines AG	491,105
560	Ohb Se	21,295
19,005	QinetiQ Group plc	67,423
25,323	Rolls-Royce Holdings plc	270,920
1,420	Saab AB	46,236
1,223	Safran SA	179,161
20,156	Senior plc	55,347
17,700	Singapore Technologies Engineering, Ltd.	54,267
3,432	Ste Industrielle d’Aviation Latecoere SA*	11,235
1,426	Thales SA	176,146
5,106	Ultra Electronics Holdings plc	107,206

		3,107,021

Air Freight & Logistics (0.4%):
16,459	Bollore, Inc.	72,605
6,117	BPOST SA	57,972
2,399	Compania de Distribucion Integral Logista Holdings SA	54,378
6,355	CTT-Correios de Portugal SA^	15,302
8,162	Deutsche Post AG	267,976
5,804	Freightways, Ltd.	32,870
73	Id Logistics Group*	12,963
37,500	Kerry Network, Ltd.	67,546
2,300	Kintetsu World Express, Inc.	30,079
1,800	Konoike Transport Co., Ltd.	28,420
1,284	Mainfreight, Ltd.	35,140
1,800	Mitsui-Soko Holdings Co., Ltd.	25,964
1,146	Oesterreichische Post AG	38,499
682	Panalpina Welttransport Holdings*	157,141
25,977	PostNL NV	44,999
23,649	Royal Mail plc	63,779
900	SBS Holdings, Inc.	12,725
58,500	Singapore Post, Ltd.	41,091
36	XPO Logistics Europe SADIR	12,861
2,000	Yamato Holdings Co., Ltd.	40,749

		1,113,059

Airlines (0.4%):
2,930	Air Canada*	88,813
13,467	Air France-KLM*	129,405
26,921	Air New Zealand, Ltd.	47,969
1,200	All Nippon Airways Co., Ltd.	39,772
1,046	Cathay Pacific Airways, Ltd.	1,566

Shares		Fair Value
Common Stocks, continued
Airlines, continued
6,945	Dart Group plc	$73,692
9,717	Deutsche Lufthansa AG, Registered Shares	166,468
2,130	easyJet plc	25,807
28,658	El Al Israel Airlines*	7,474
1,728	Exchange Income Corp.	50,412
13,156	International Consolidated Airlines Group SA	79,790
1,700	Japan Airlines Co., Ltd.	54,392
24,091	Qantas Airways, Ltd.	91,410
18,011	Sas AB*	24,046
21,400	Singapore Airlines, Ltd.	146,916

		1,027,932

Auto Components (2.2%):
1,000	Aisan Industry Co., Ltd.	6,318
5,800	Aisin Sieki Co., Ltd.	199,386
7,300	Akebono Brake Industry Co., Ltd.*	7,131
1,027	Akwel	18,798
2,288	Arb Corp., Ltd.	29,268
266	Autoneum Holding AG	38,334
8,806	Brembo SpA	101,415
12,900	Bridgestone Corp.	508,702
1,647	Bulten AB	12,955
11	Burelle SA	10,630
3,874	Cie Automotive SA	112,142
5,225	Compagnie Generale des Establissements Michelin SCA, Class B	662,711
1,316	Continental AG	191,815
2,800	Daido Metal Co., Ltd.	17,235
2,400	Daikyonishikawa Corp.	19,111
3,900	Denso Corp.	164,419
10,709	Dometic Group AB(a)	107,445
1,800	Eagle Industry Co., Ltd.	17,613
673	Edag Engineering Group AG	9,104
1,724	ElringKlinger AG*^	10,442
1,700	Exedy Corp.	35,702
3,076	Faurecia SA	142,747
2,300	FCC Co., Ltd.	48,274
1,000	F-Tech, Inc.	6,992
4,000	Futaba Industrial Co., Ltd.	21,944
1,400	G-Tekt Corp.	19,852
3,860	Gud Holdings, Ltd.	27,189
2,186	Hella KGAA Hueck & Co.	108,046
1,600	Hi-Lex Corp.	25,889
700	H-One Co., Ltd.	4,965
1,200	Imasen Electric Industrial	10,287
1,800	Kasai Kogyo Co., Ltd.	13,267
2,500	Keihin Corp.	35,920
1,600	Koito Manufacturing Co., Ltd.	85,651
31,203	Kongsberg Automotive ASA*	22,683
1,400	KYB Co., Ltd.	39,577
2,493	Leoni AG*	41,234
3,233	Linamar Corp.	120,688
11,703	Magna International, Inc., ADR	581,639
6,366	Martinrea International, Inc.	52,799
2,000	Mitsuba Corp.	12,185
3,200	Musashi Seimitsu Industry Co., Ltd.	41,264
4,400	NGK Spark Plug Co., Ltd.	82,849
9,700	NHK SPRING Co., Ltd.	74,767

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
600	Nichirin Co., Ltd.	$8,380
3,600	Nifco, Inc.	89,420
3,300	Nippon Seiki Co., Ltd.	56,759
1,400	Nissin Kogyo Co., Ltd.	19,324
2,700	NOK Corp.	40,619
6,795	Nokian Renkaat OYJ	212,140
800	Ohashi Technica, Inc.	10,542
2,600	Pacific Industrial Co., Ltd.	37,487
1,800	Piolax, Inc.	31,514
2,839	Plastic Omnium SA	74,018
6,300	Press Kogyo Co., Ltd.	28,621
3,582	PWR Holdings, Ltd.	10,382
400	Riken Corp.	15,299
4,208	Saf-Holland SA	48,793
1,600	Sanden Holdings Corp.*	7,953
1,900	Sanoh Industrial Co., Ltd.	8,117
2,535	Schaeffler AG	18,858
600	Shoei Co., Ltd.	23,860
4,000	Showa Corp.	54,098
2,500	Stanley Electric Co., Ltd.	61,642
11,800	Sumitomo Electric Industries, Ltd.	155,297
2,900	Sumitomo Riko Co., Ltd.	22,692
9,500	Sumitomo Rubber Industries, Ltd.	110,104
300	T RAD Co., Ltd.	5,305
1,400	Tachi-S Co., Ltd.	18,033
800	Taiho Kogyo Co., Ltd.	6,145
3,900	Tokai Rika Co., Ltd.	64,512
2,500	Topre Corp.	41,667
7,500	Toyo Tire & Rubber Co., Ltd.	98,854
4,500	Toyoda Gosei Co., Ltd.	88,049
3,500	Toyota Boshoku Corp.	46,061
1,200	Toyota Industries Corp.	66,217
1,500	TPR Co., Ltd.	25,560
2,700	TS Tech Co., Ltd.	73,792
2,000	Unipres Corp.	32,949
2,847	Valeo SA	92,589
104,000	Xinyi Glass Holdings, Ltd.	109,290
6,500	Yokohama Rubber Co., Ltd. (The)	119,754
600	Yorozu Corp.	7,537

		5,943,617

Automobiles (2.7%):
7,641	Bayerische Motoren Werke AG (BMW)	566,400
17,987	Daimler AG, Registered Shares	1,000,401
1,253	Ferrari NV	202,259
34,520	Fiat Chrysler Automobiles NV	480,199
11,800	Fuji Heavy Industries, Ltd.	287,520
21,000	Honda Motor Co., Ltd.	544,022
24,135	IMMSI SpA*	14,998
10,900	Isuzu Motors, Ltd.	124,748
11,700	Mazda Motor Corp.	122,525
15,600	Mitsubishi Motors Corp.	74,965
48,200	Nissan Motor Co., Ltd.	344,808
2,700	Nissan Shatai Co., Ltd.	26,309
14,678	Piaggio & C SpA	43,045
27,636	PSA Peugeot Citroen SA	680,935
3,686	Renault SA	232,297
2,800	Suzuki Motor Corp.	131,812

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
36,638	Toyota Motor Corp.	$2,277,551
794	Volkswagen AG	136,426
8,800	Yamaha Motor Co., Ltd.	156,906

		7,448,126

Banks (8.3%):
3,000	77th Bank	44,247
7,248	ABN AMRO Group NV(a)	155,050
15,084	AIB Group plc	61,867
500	Aichi Bank, Ltd. (The)	17,153
1,500	Akita Bank, Ltd. (The)	28,412
3,329	Aktia Bank OYJ	32,672
1,200	Aomori Bank, Ltd. (The)	29,448
3,300	Aozora Bank, Ltd.	79,367
23,878	Australia & New Zealand Banking Group, Ltd.	473,404
2,000	Awa Bank, Ltd. (The)	47,810
20,218	Banca Popolare dell’Emilia Romarna	82,351
25,559	Banca Popolare di Sondrio SCPA	56,710
55,582	Banco Bilbao Vizcaya Argentaria SA	310,745
75,804	Banco Bpm SpA*	154,252
106,975	Banco Comercial Portugues SA, Class R	33,070
73,105	Banco de Sabadell SA	75,860
158,428	Banco Santander SA	736,159
19,203	Bank Hapoalim BM*	143,309
31,180	Bank Leumi Le-Israel Corp.	225,493
24,138	Bank of East Asia, Ltd. (The)	67,370
2,674	Bank of Georgia Group plc	50,897
26,226	Bank of Ireland Group plc	137,449
900	Bank of Iwate, Ltd. (The)	23,434
1,900	Bank of Kyoto, Ltd. (The)	73,667
15,317	Bank of Montreal	1,155,668
500	Bank of Nagoya, Ltd. (The)	15,791
13,051	Bank of Nova Scotia	709,322
820	Bank of Okinawa, Ltd. (The)	25,016
12,981	Bank of Queensland, Ltd.	86,894
1,100	Bank of Saga, Ltd. (The)	15,772
2,000	Bank of The Ryukyus, Ltd.	21,423
23,866	Bankia SA	56,387
2,748	Bankinter SA	18,927
71	Banque Cantonale de Geneve	14,625
103	Banque Cantonale Vaudoise,Registered Shares	80,225
41,521	Barclays plc, ADR	315,975
14,732	Bendigo & Adelaide Bank, Ltd.	119,884
311	Berner Kantonalbank AG	74,102
9,054	BNP Paribas SA	430,662
57,542	BOC Hong Kong Holdings, Ltd.	226,732
6,760	Canadian Imperial Bank of Commerce	531,066
4,927	Canadian Western Bank	112,395
12,400	Chiba Bank, Ltd. (The)	60,738
4,300	Chiba Kogyo Bank, Ltd. (The)	10,628
6,200	Chugoku Bank, Ltd. (The)	54,828
700	Chukyo Bank, Ltd. (The)	14,428
3,800	Chuo Mitsui Trust Holdings, Inc.	138,053
1,097	Comdirect Bank AG	12,348
19,952	Commerzbank AG	143,262
13,322	Commonwealth Bank of Australia	775,219
19,900	Concordia Financial Group, Ltd.	74,270
9,126	Credit Agricole SA	109,419

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,165	Credito Emiliano SpA	$24,889
348,864	Credito Valtellinese SpA*	22,407
55,579	Criteria Caixacorp SA	159,119
22,900	CYBG plc	55,923
16,000	Dah Sing Banking Group, Ltd.	28,829
5,600	Dah Sing Financial Holdings, Ltd.	26,178
1,500	Daishi Hokuetsu Financial Group, Inc.	38,518
4,743	Danske Bank A/S	75,013
7,100	DBS Group Holdings, Ltd.	136,326
9,620	DnB NOR ASA	179,018
3,100	Ehime Bank, Ltd. (The)	29,942
5,287	Erste Group Bank AG	196,206
6,500	Fidea Holdings Co., Ltd.	6,931
13,601	Finecobank Banca Fineco SpA	151,679
1,816	First International Bank of Israel	46,016
1,000	Fukui Bank, Ltd. (The)	13,032
4,500	Fukuoka Financial Group, Inc.	82,723
2,200	Fukushima Bank, Ltd. (The)	5,114
8,100	Gunma Bank, Ltd. (The)	28,460
15,800	Hachijuni Bank, Ltd. (The)	64,557
9,105	Hang Seng Bank, Ltd.	226,216
25,589	Heartland Group Holdings Npv	28,385
6,700	Hiroshima Bank, Ltd. (The)	32,372
1,000	Hokkoku Bank, Ltd. (The)	28,076
6,000	Hokuhoku Financial Group, Inc.	62,550
32,369	HSBC Holdings plc, ADR	1,351,082
9,400	Hyakugo Bank, Ltd. (The)	29,116
1,000	Hyakujushi Bank, Ltd. (The)	20,046
31,633	ING Groep NV	366,718
124,722	Intesa Sanpaolo SpA	266,837
27,815	Isreal Discount Bank	113,825
9,500	Iyo Bank, Ltd. (The)	48,077
6,200	Jimoto Holdings, Inc.	5,534
1,200	Juroku Bank, Ltd. (The)	24,494
2,965	Jyske Bank A/S	102,778
1,742	Kansai Mirai Financial Group,Inc.	11,194
3,405	KBC Group NV	223,149
4,000	Keiyo Bank, Ltd. (The)	23,443
400	Kita-Nippon Bank, Ltd. (The)	6,291
3,800	Kiyo Bank, Ltd. (The)	48,536
13,590	Kyushu Financial Group, Inc.	53,884
2,296	Laurentian Bank of Canada	78,871
120,273	Liberbank SA	51,852
732	Liechtenstein Landesbank AG	46,564
571,029	Lloyds Banking Group plc	411,141
78,144	Lloyds TSB Group plc, ADR	221,929
162	Luzerner Kantonalbank AG	73,215
24,670	Mebuki Financial Group, Inc.	64,479
19,666	Mediobanca SpA	202,895
700	Michinoku Bank, Ltd. (The)	10,684
105,300	Mitsubishi UFJ Financial Group, Inc.	503,462
800	Miyazaki Bank, Ltd. (The)	17,863
3,605	Mizrahi Tefahot Bank, Ltd.*	83,461
230,800	Mizuho Financial Group, Inc.	334,894
1,300	Musashino Bank, Ltd. (The)	24,617
1,300	Nanto Bank, Ltd. (The)	28,263
32,205	National Australia Bank, Ltd.	604,676

Shares		Fair Value
Common Stocks, continued
Banks, continued
9,441	National Bank of Canada	$448,545
7,200	Nishi-Nippon Holdings, Inc.	51,952
14,029	Nordea Bank AB	101,976
8,600	North Pacific Bank, Ltd.	20,494
4,701	Norwegian Finans Holding ASA*	34,199
1,300	Ogaki Kyoritsu Bank, Ltd. (The)	28,606
24,838	Oversea-Chinese Banking Corp., Ltd.	210,050
6,756	Raiffeisen International Bank-Holding AG	158,468
28,700	Resona Holdings, Inc.	119,954
1,604	Ringkjoebing Landbobank A/S	104,140
12,263	Royal Bank of Canada	973,682
28,730	Royal Bank of Scotland, ADR	163,186
1,190	San Ju San Financial Group, Inc.	16,375
5,000	San-In Godo Bank, Ltd. (The)	32,135
11,600	Senshu Ikeda Holdings, Inc.	21,453
24,500	Seven Bank, Ltd.	64,235
2,300	Shiga Bank, Ltd. (The)	53,519
1,000	Shikoku Bank, Ltd. (The)	8,387
400	Shimizu Bank, Ltd. (The)	6,734
3,300	Shinsei Bank, Ltd.	51,373
7,400	Shizuoka Bank, Ltd. (The)	54,672
21,054	Skandinaviska Enskilda Banken AB, Class A	194,897
8,737	Societe Generale	221,027
4,543	Spar Nord Bank A/S	39,942
4,203	Sparebank 1 Sr-Bank ASA	51,234
147	St. Galler Kantonalbank AG	66,267
53,482	Standard Chartered plc	486,562
12,600	Sumitomo Mitsui Financial Group, Inc.	446,228
1,500	Suruga Bank, Ltd.*	5,576
17,088	Svenska Handelsbanken AB, Class A	169,249
11,980	Swedbank AB, Class A	179,997
3,208	Sydbank A/S	61,163
8,700	Tochigi Bank, Ltd. (The)	13,950
6,500	Toho Bank, Ltd. (The)	15,481
1,100	Tokyo Ty Financial Group, Inc.	17,314
7,500	Tomony Holdings, Inc.	25,255
14,321	Toronto-Dominion Bank (The)	835,774
2,100	Towa Bank, Ltd. (The)	13,381
6,200	Tsukuba Bank, Ltd.	9,747
13,966	Unicaja Banco SA(a)	12,463
17,633	Unicredit SpA	217,010
48,370	Unione di Banche Italiane SpA	131,969
13,127	United Overseas Bank, Ltd.	253,686
682	Valiant Holding AG	74,087
764	Van Lanschot Kempen NV	17,337
582	Walliser Kantonalbank, Registered Shares	66,498
24,569	Westpac Banking Corp.	489,367
1,600	Yamagata Bank, Ltd. (The)	23,999
7,200	Yamaguchi Financial Group, Inc.	49,284
1,800	Yamanashi Chuo Bank, Ltd. (The)	19,426
6	Zuger Kantonalbank AG	38,858

		22,717,767

Beverages (1.4%):
6,533	A.G. Barr plc	76,896
8,852	Anheuser-Busch InBev NV	783,771
2,300	Asahi Breweries, Ltd.	103,660
10,973	Britvic plc	123,895

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
16,310	C&C Group plc	$72,547
1,375	Carlsberg A/S, Class B	182,380
11,116	Coca-Cola Amatil, Ltd.	79,713
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	55,844
3,897	Coca-Cola European Partners plc	216,899
3,906	Coca-Cola HBC AG	147,779
5,750	Cott Corp.	76,760
5,510	Davide Campari — Milano SpA	53,932
4,082	Diageo plc, ADR	703,409
4,304	Fevertree Drinks plc	127,129
2,618	Heineken NV	292,145
900	ITO EN, Ltd.	41,989
6,800	Kirin Holdings Co., Ltd.	146,789
109	Laurent-Perrier	11,102
938	Olvi OYJ	36,468
330	Pernod Ricard SA	60,796
376	Remy Cointreau SA	54,248
2,807	Royal Unibrew A/S	205,138
4,000	Sapporo Breweries, Ltd.	84,368
3,457	Stock Spirits Group plc	9,686
1,000	Suntory Beverage & Food, Ltd.	43,418
2,900	Takara Holdings, Inc.	30,392
2,119	Treasury Wine Estates, Ltd.	22,194

		3,843,347

Biotechnology (0.3%):
195	Argenx SE*	27,453
986	Bavarian Nordic A/S*	24,392
906	Biogaia AB	42,000
486	Biotest AG	12,128
2,888	CSL, Ltd.	436,819
225	Galapagos NV*	29,014
275	Genmab A/S*	50,647
634	Genus plc	21,383
2,522	Grifols SA	74,502
5,747	Knight Therapeutics, Inc.*	33,883
27,252	Mesoblast, Ltd.*^	28,280
900	Peptidream, Inc.*	46,145
1,008	Swedish Orphan Biovitrum AB*	19,445
1,188	Vitrolife AB	23,180
1,155	Zealand Pharma A/S*	25,111

		894,382

Building Products (1.1%):
1,100	AICA Kogyo Co., Ltd.	36,853
2,028	Arbonia AG	26,898
4,900	Asahi Glass Co., Ltd.	169,825
1,735	ASSA Abloy AB, Class B	39,295
20	Belimo Holding AG, Registered Shares	122,894
2,400	Bunka Shutter Co., Ltd.	18,230
1,100	Central Glass Co., Ltd.	24,480
631	Centrotec Sustainable AG	8,966
11,777	Compagnie de Saint-Gobain SA	460,223
1,300	Daikin Industries, Ltd.	170,181
153	dorma kaba Holding AG	110,940
512	Geberit AG, Registered Shares	239,289
12,489	Gwa Group, Ltd.	30,031
2,938	Inwido AB	20,369

Shares		Fair Value
Common Stocks, continued
Building Products, continued
8,338	Kingspan Group plc	$452,728
4,912	Lindab International AB	56,525
7,500	Lixil Group Corp.	118,972
600	Maeda Kosen Co., Ltd.	11,022
2,617	Nibe Industrier AB, Class B	38,333
4,000	Nichias Corp.	72,161
1,500	Nichiha Corp.	41,953
4,100	Nippon Sheet Glass Co., Ltd.	28,000
1,400	Nitto Boseki Co., Ltd.	29,690
2,401	Nordic Waterproofing Holding AS(a)	21,652
1,500	Noritz Corp.	17,987
1,400	Okabe Co., Ltd.	12,256
12,336	Polypipe Group plc	69,703
353	Rockwool International A/S	90,188
22	Rockwool International A/S	5,050
1,900	Sankyo Tateyama, Inc.	20,831
7,800	Sanwa Holdings Corp.	84,078
55	Schweiter Technologies AG	51,754
2,100	Sekisui Jushi Corp.	41,055
900	Shin Nippon Air Technologies Co., Ltd.	14,287
1,800	Takara Standard Co., Ltd.	28,541
2,231	Tarkett SA	52,419
1,400	TOTO, Ltd.	55,454
2,597	Tyman plc	7,991
4,586	Uponor OYJ	49,806
638	Zehnder Group AG	23,261

		2,974,171

Capital Markets (2.9%):
20,763	3i Group plc	293,951
24,792	ABG Sundal Collier Holding ASA	10,872
3,200	AGF Management, Ltd.	12,708
1,600	Aizawa Securities Co., Ltd.	9,224
2,800	Alaris Royalty Corp.	40,223
1,655	Altamir	30,498
1,135	Amundi SA(a)	79,283
11,464	Anima Holding SpA(a)	38,941
8,369	Ashmore Group plc	54,187
1,066	ASX, Ltd.	61,773
4,255	Avanza Bank Holding AB	32,514
6,343	Azimut Holding SpA	122,078
2,819	Banca Generali SpA	81,222
521	Bellevue Group AG	11,370
4,094	Binckbank NV	29,368
4,346	Bolsas y Mercados Espanoles	106,372
25,002	Brewin Dolphin Holdings plc	97,034
86,000	Bright Smart Securities & Commodities Group, Ltd.	17,308
1,119	Brookfield Asset Management, Inc., Class A	53,466
2,865	Bure Equity AB	48,952
4,759	Burford Capital, Ltd.	93,719
6,165	Canaccord Genuity Group, Inc.	28,250
7,682	CI Financial Corp.	125,197
115	Cie Financiere Tradition SA	11,962
8,173	Close Brothers Group plc	147,039
66,000	Cosmopolitan International Holdings, Ltd.*	14,865
22,539	Credit Suisse Group AG	270,559
29,100	Daiwa Securities Group, Inc.	127,792
10,467	Deutsche Bank AG, Registered Shares	79,863

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
26,843	Deutsche Bank AG, Registered Shares	$206,856
1,174	Deutsche Beteiligungs AG	45,325
2,050	Deutsche Boerse AG	289,908
1,252	Eastnine AB	14,396
5,622	EFG International AG	38,967
258,000	Emperor Capital Group, Ltd.	9,554
2,588	Euronext NV(a)	195,805
2,000	Fiera Capital Corp.	17,229
3,097	Flow Traders(a)	90,414
6,269	GAM Holding AG*	29,052
2,674	Georgia Capital plc*	37,016
969	Gimv NV	61,138
2,400	GMO Financial Holdings, Inc.	14,156
1,675	Guardian Capital Group, Ltd., Class A	31,277
142,000	Guotai Junan International Hol	24,571
67,243	Haitong International Securities	21,999
5,422	Hargreaves Lansdown plc	132,266
8,446	Hong Kong Exchanges & Clearing, Ltd.	298,542
4,000	Ichiyoshi Securities Co., Ltd.	27,104
22,233	IG Group Holdings plc	164,920
632	IGM Financial, Inc.	18,047
3,744	Intermediate Capital Group plc	65,814
22,533	Investec plc	146,451
15,236	IOOF Holdings, Ltd.	55,402
29,231	Ip Group plc*	27,733
1,700	IwaiCosmo Holdings, Inc.	18,705
1,400	Jafco Co., Ltd.	51,415
7,200	Japan Exchange Group, Inc.	114,720
4,092	Julius Baer Group, Ltd.	182,623
25,444	Jupiter Fund Management plc	136,721
453	KAS Bank NV	6,386
138,000	Kingston Financial Group, Ltd.	27,987
800	Kyokuto Securities Co., Ltd.	6,515
3,928	London Stock Exchange Group plc	273,623
3,369	Macquarie Group, Ltd.	297,209
3,760	Magellan Financial Group, Ltd.	134,920
63,034	Man Group PLC/Jersey	124,693
2,300	Marusan Securities Co., Ltd.	11,953
1,180,000	Mason Group Holdings, Ltd.	18,446
2,000	Matsui Securities Co., Ltd.	18,879
3,000	Mercuria Investment Co., Ltd.	21,461
2,900	Mito Securities Co., Ltd.	5,259
3,035	MLP SE	14,329
7,700	Monex Group, Inc.	27,239
17,635	Natixis	71,088
4,265	Navigator Global Investments, Ltd.	11,808
37,400	Nomura Holdings, Inc.	132,863
9,500	Okasan Securities Group, Inc.	34,815
2,586	Pacific Current Group, Ltd.	8,268
276	Partners Group Holding AG	216,960
16,301	Pendal Group, Ltd.	82,020
2,749	Perpetual, Ltd.	81,657
11,593	Platinum Asset Management, Ltd.	39,534
2,595	Polar Capital Holdings plc	19,799
3,710	Premier Asset Management Group plc	9,199
92,552	Quilter plc(a)	165,540
1,547	Rathbone Brothers plc	43,723

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
9,785	Ratos AB, Class B	$27,182
1,124	Rothschild & Co.	36,474
5,700	SBI Holdings, Inc.	141,471
3,080	Schroders plc	119,406
1,324	Schroders plc	41,370
11,400	Singapore Exchange, Ltd.	66,874
11,000	Sparx Group Co., Ltd.	23,281
4,300	Sprott, Inc.	11,067
14,023	St. James Place plc	195,873
700	Strike Co., Ltd.	13,137
900	Swissquote Group Holding SA	38,337
2,584	Tamburi Investment Partners SP	16,479
1,131	TMX Group, Ltd.	78,688
8,500	Tokai Tokyo Financial Holdings, Inc.	26,018
4,000	Toyo Securities Co., Ltd.	4,391
19,048	Tullett Prebon plc	72,579
31,423	UBS Group AG	373,602
3,019	UBS Group AG	35,775
23,000	Value Partners Group, Ltd.	15,370
1,793	Vontobel Holding AG	99,785
245	Vp Bank AG, Registered Shares	39,622
77	VZ Holding AG	21,109

		8,102,779

Chemicals (4.3%):
900	Achilles Corp.	16,431
5,100	Adeka Corp.	75,590
3,219	Air Liquide SA	450,325
6,000	Air Water, Inc.	103,032
1,618	Akzo Nobel NV	152,044
700	Arakawa Chemical Industries, Ltd.	9,148
4,466	Arkema SA	415,275
19,200	Asahi Kasei Corp.	205,156
1,100	ASAHI YUKIZAI Corp.	14,153
15,764	BASF SE	1,144,882
6,811	Borregaard ASA	78,908
2,300	Carlit Holdings Co., Ltd.	13,491
26,200	China Sunsine Chemical Holdings, Ltd.	22,090
600	Christian Hansen Holding A/S	56,435
2,100	Chugoku Marine Paints, Ltd.	18,068
1,600	CI Takiron Corp.	10,017
7,187	Clariant AG	146,178
3,362	Corbion NV	109,579
1,981	Covestro AG(a)	100,674
2,733	Croda International plc	177,685
1,000	Dai Nippon Toryo Co., Ltd.	9,669
9,800	Daicel Chemical Industries, Ltd.	87,347
2,600	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	20,689
400	Dainichiseika Color & Chemical	11,258
5,100	Dainippon Ink & Chemicals, Inc.	135,025
5,600	Denka Co., Ltd.	166,571
800	DKS Co., Ltd.	26,570
17,121	DuluxGroup, Ltd.	112,033
18,377	Elementis plc	33,123
132	EMS-Chemie Holding AG	85,705
8,516	Ercros SA	19,579
9,485	Essentra plc	51,832
60,321	Evolva Holding SA*	11,985

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
4,002	Evonik Industries AG	$116,512
2,601	Fuchs Petrolub AG	102,247
679	FUCHS Petrolub SE	24,199
1,100	Fujimori Kogyo Co., Ltd.	29,476
1,400	Fuso Chemical Co., Ltd.	27,870
100	Givaudan SA, Registered Shares	282,454
29	Gurit Holding AG	30,435
835	H&R GMBH & Co. KGAA*	6,434
1,900	Harima Chemicals Group, Inc.	18,207
4,570	Hexpol AB	37,279
1,200	Hitachi Chemical Co., Ltd.	32,644
700	Hodogaya Chemical Co., Ltd.	18,906
43,710	Incitec Pivot, Ltd.	104,786
1,500	Ishihara Sangyo Kaisha, Ltd.	17,638
10,087	Israel Chemicals, Ltd.	53,021
1,700	JCU Corp.	31,257
3,174	Johnson Matthey plc	134,607
700	Jsp Corp.	13,356
4,300	JSR Corp.	68,083
9,278	K+S AG, Registered Shares	172,843
2,000	Kaneka Corp.	75,401
1,100	Kansai Paint Co., Ltd.	23,133
5,000	Kanto Denka Kogyo Co., Ltd.	35,024
7,358	Kemira OYJ	108,244
800	Kh Neochem Co., Ltd.	19,660
1,500	Koatsu Gas Kogyo Co., Ltd.	11,781
3,195	Koninklijke DSM NV	394,935
1,000	Konishi Co., Ltd.	14,894
3,200	Kumiai Chemical Industry Co., Ltd.	23,195
7,800	Kuraray Co., Ltd.	93,411
600	Kureha Corp.	41,127
4,531	Lanxess AG	269,184
671	Lenzing AG	74,761
1,300	Lintec Corp.	27,158
2,350	Methanex Corp.	106,831
46,900	Mitsubishi Chemical Holdings Corp.	328,254
4,800	Mitsubishi Gas Chemical Co., Inc.	64,177
8,000	Mitsui Chemicals, Inc.	198,719
800	Nihon Kagaku Sangyo Co., Ltd.	7,602
2,300	Nihon Nohyaku Co., Ltd.	8,899
3,600	Nihon Parkerizing Co., Ltd.	40,046
600	Nippon Chemical Industrial Co., Ltd.	11,543
3,300	Nippon Kayaku Co., Ltd.	39,782
600	Nippon Paint Holdings Co., Ltd.	23,334
1,400	Nippon Pillar Packing Co., Ltd.	13,518
700	Nippon Shokubai Co., Ltd.	46,373
800	Nippon Soda Co., Ltd.	20,342
2,400	Nissan Chemical Industries, Ltd.	108,387
4,600	Nitto Denko Corp.	226,585
1,800	NOF Corp.	67,271
3,539	Novozymes A/S, Class B	165,065
6,786	Nufarm, Ltd.	19,571
5,429	Nutrien, Ltd.	290,234
3,683	OCI NV*	101,084
500	Okamoto Industries, Inc.	22,508
600	Okura Industrial Co., Ltd.	9,218
8,136	Orica, Ltd.	115,909

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,000	Osaka Organic Chemical Industry, Ltd.	$9,271
964	Plastivaloire	7,042
1,600	Rasa Industries, Ltd.	21,335
2,613	Recticel SA	23,558
2,800	Riken Technos Corp.	13,492
500	Sakai Chemical Industry Co., Ltd.	11,842
2,400	Sakata Inx Corp.	22,629
700	Sanyo Chemical Industries, Ltd.	36,845
900	Sekisui Plastics Co., Ltd.	6,282
1,100	Shikoku Chemicals Corp.	11,528
1,200	Shin-Etsu Chemical Co., Ltd.	112,058
1,800	Shin-Etsu Polymer Co., Ltd.	13,091
3,900	Showa Denko K.K.	115,673
1,873	Sika AG	319,816
1,754	SOL SpA	22,200
2,000	Solvay SA	207,167
400	Stella Chemifa Corp.	11,174
1,900	Sumitomo Bakelite Co., Ltd.	68,089
38,000	Sumitomo Chemical Co., Ltd.	176,837
300	Sumitomo Seika Chemicals Co. Ltd.	9,133
2,206	Symrise AG	212,217
19,611	Synthomer plc	93,254
2,000	T Hasegawa Co., Ltd.	35,752
1,200	T&K Toka Co., Ltd.	10,637
900	Taiyo Holdings Co., Ltd.	27,204
3,000	Taiyo Nippon Sanso Corp.	63,612
600	Takasago International Corp.	16,399
600	Tayca Corp.	13,775
9,600	Teijin, Ltd.	163,923
500	Tenma Corp.	8,473
1,223	Tessenderlo Chemie NV*	40,807
2,007	Tikkurila OYJ	33,769
3,700	Toagosei Co., Ltd.	38,998
5,400	Tokai Carbon Co., Ltd.^	56,577
4,100	Tokuyama Corp.	111,135
600	Tokyo Ohka Kogyo Co., Ltd.	18,811
15,800	Toray Industries, Inc.	120,401
13,500	Tosoh Corp.	190,526
1,200	Toyo Ink SC Holdings Co., Ltd.	25,994
5,000	Toyobo Co., Ltd.	59,838
7,200	Ube Industries, Ltd.	149,794
3,116	Umicore SA	100,162
5,800	Victrex plc	160,021
1,157	Wacker Chemie AG	91,517
997	Yara International ASA	48,413
10,000	Zeon Corp.	111,465

		11,882,497

Commercial Services & Supplies (1.6%):
800	AEON Delight Co., Ltd.	23,725
17,026	Aggreko plc	170,793
25,551	Babcock International Group plc	148,675
1,800	Bell System24 Holdings, Inc.	24,930
13,069	Biffa plc(a)	34,237
1,465	Bilfinger SE	47,397
13,431	Bingo Industries, Ltd.	21,347
1,670	Black Diamond Group, Ltd.*	2,615
14,490	Brambles, Ltd.	131,263

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,225	Bravida Holding AB(a)	$28,620
300	Central Security Patrols Co., Ltd.	13,892
432	Cewe Stiftung & Co. KGAA	42,737
49,900	CITIC Envirotech, Ltd.	11,291
76,899	Cleanaway Waste Management, Ltd.	125,979
10,948	Collection House, Ltd.	9,302
1,829	Coor Service Management Holding AB(a)	16,927
3,600	CTS Co., Ltd.	22,913
3,300	Dai Nippon Printing Co., Ltd.	70,735
1,000	Daiseki Co., Ltd.	25,081
4,203	De La Rue plc	16,282
20,752	Downer EDI, Ltd.	101,053
2,000	Duskin Co., Ltd.	52,650
8,545	Edenred	435,831
1,700	EF-ON, Inc.	12,653
9,528	Elis SA	172,782
79,627	G4S plc	210,828
435	GL Events	11,400
18,123	HomeServe plc	273,145
10,900	Horizon North Logistics, Inc.	15,483
3,639	Intrum Justitia AB^	93,469
5,989	ISS A/S	180,866
1,800	Itoki Corp.	7,378
42,602	IWG plc	184,698
1,500	Kokuyo Co., Ltd.	21,034
400	Kyodo Printing Co., Ltd.	10,114
3,638	Lassila & Tikanoja OYJ	59,390
4,748	Loomis AB	163,283
700	Matsuda Sangyo Co., Ltd.	9,570
5,449	Mears Group plc	18,209
22,737	Mitie Group plc	42,386
1,400	NAC Co., Ltd.	12,255
15,900	Nippon Parking Development Co., Ltd.	25,116
1,600	Okamura Corp.	16,011
1,100	Oyo Corp.	11,114
2,700	Park24 Co., Ltd.	63,048
2,696	PayPoint plc	33,208
1,400	Pilot Corp.	54,465
1,200	Prestige International, Inc.	17,870
15,826	Prosegur Compania de Seguridad SA	74,401
2,400	Relia, Inc.	28,222
58,477	Rentokil Initial plc	295,423
1,100	Rozetta Corp.*	37,106
3,299	RPS Group plc	4,503
900	Sato Holdings Corp.	22,889
700	SECOM Co., Ltd.	60,202
6,430	Securitas AB, Class B	112,901
11,583	Shanks Group plc	4,250
1,201	Societe BIC SA	91,605
700	Sohgo Security Services Co., Ltd.	32,333
5,537	Spie SA	102,808
2,300	Takeei Corp.	19,368
2,256	Tomra Systems ASA	74,176
1,300	Toppan Forms Co., Ltd.	10,241
3,900	Toppan Printing Co., Ltd.	59,093
1,100	Tosho Printing Co., Ltd.	13,256

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
4,470	Transcontinental, Inc.	$49,807
980	Waste Connections, Inc.	93,668

		4,484,302

Communications Equipment (0.2%):
2,792	Adva Optical Networking Se*	20,409
700	Aiphone Co., Ltd.	10,474
1,000	Audiocodes, Ltd.	15,480
700	Denki Kogyo Co., Ltd.	20,758
991	Evs Broadcast Equipment SA	23,013
500	Icom, Inc.	11,291
35,634	Nokia OYJ	177,032
10,200	Quarterhill, Inc.	10,984
2,600	Sierra Wireless, Inc.*	31,472
26,263	Spirent Communications plc	51,033
7,955	Telefonaktiebolaget LM Ericsson, Class B	75,529
12,200	VTech Holdings, Ltd.	109,207

		556,682

Construction & Engineering (1.8%):
4,065	ACS Actividades de Construccion y Servicios SA	162,267
3,353	Aecon Group, Inc.	49,089
783	AF Gruppen ASA	15,426
3,103	Arcadis NV	58,915
300	Asanuma Corp.	9,675
2,110	Badger Daylighting, Ltd.	76,993
19,504	Balfour Beatty plc	60,013
375	Bauer AG	10,359
16,800	Boustead Singapore, Ltd.	9,692
7,647	Bouygues SA	283,166
209	Burkhalter Holding AG	16,490
14,759	Cardno, Ltd.*	9,790
1,100	Chudenko Corp.	22,902
589	Cie d’Entreprises CFE SA	55,847
2,026	Cimic Group, Ltd.	63,790
621	ComSys Holdings Corp.	15,828
6,098	Costain Group plc	13,518
500	Dai-Dan Co., Ltd.	10,667
1,200	Daiho Corp.	30,124
4,435	Eiffage SA	438,354
2,783	Elecnor SA	37,015
44	Electra, Ltd./Israel	12,364
7,737	Eltel AB*(a)	19,570
37,002	Empresas ICA SAB de C.V.*	12
2,898	Ferrovial SA	74,165
1,664	FLSmidth & Co. A/S	75,318
1,845	Fomento de Construcciones y Contratas SA	24,569
440	Fudo Tetra Corp.	5,347
200	Fukuda Corp.	8,514
4,363	Galliford Try plc	34,927
11,100	Hazama Ando Corp.	74,404
1,713	Heijmans NV*	16,913
600	Hibiya Engineering, Ltd.	10,465
373	Hochtief AG	45,414
600	Ichiken Co., Ltd.	9,237
1,093	Implenia AG	32,354
4,200	JGC Corp.	57,862
21,039	John Laing Group plc(a)	105,362

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
7,500	Kajima Corp.	$103,154
3,000	Kandenko Co., Ltd.	25,105
400	Kawada Technologies, Inc.	29,851
5,690	Keller Group plc	44,405
3,564	Kier Group plc^	4,814
3,500	Kinden Corp.	53,924
21,651	Koninklijke BAM Groep NV	96,424
4,556	Koninklijke Boskalis Westminster NV	105,206
1,600	Kumagai Gumi Co., Ltd.	47,378
1,300	Kyowa Exeo Corp.	32,415
1,300	Kyudenko Corp.	39,317
7,400	Lian Beng Group, Ltd.	2,577
5,300	Maeda Corp.	42,488
3,000	Maeda Road Construction Co., Ltd.	63,275
9,546	Maire Tecnimont SpA	30,930
3,300	Mirait Holdings Corp.	48,998
5,179	Monadelphous Group, Ltd.	68,476
1,922	Morgan Sindall Group plc	30,254
1,000	Nichireki Co., Ltd.	9,276
1,900	Nippo Corp.	37,513
1,600	Nippon Densetsu Kogyo Co., Ltd.	32,195
700	Nippon Koei Co., Ltd.	15,421
200	Nippon Road Co., Ltd. (The)	11,250
1,500	Nishimatsu Construction Co., Ltd.	28,988
27,352	NRW Holdings, Ltd.	48,375
11,600	Obayashi Corp.	115,029
4,863	Obrascon Huarte Lain SA*	6,205
1,100	Okumura Corp.	33,689
8,600	OSJB Holdings Corp.	21,269
12,582	Peab AB	107,686
18,100	Penta-Ocean Construction Co., Ltd.	88,883
1,318	Per Aarsleff Holding A/S	46,990
2,500	Raito Kogyo Co., Ltd.	31,977
20,577	Sacyr SA	49,967
12,041	Salini Impregilo SpA*	24,293
3,500	Sanki Engineering Co., Ltd.	40,633
1,700	Seikitokyu Kogyo Co., Ltd.	10,046
26,757	Service Stream, Ltd.	52,842
3,211	Shapir Engineering And Indus	11,784
11,913	Shikun & Binui, Ltd.	34,787
8,500	Shimizu Corp.	70,752
1,500	Shinnihon Corp.	12,437
5,521	Skanska AB, Class B	99,760
2,500	SNC-Lavalin Group, Inc.	50,558
881	Strabag Se	30,486
1,000	Sumitomo Densetsu Co., Ltd.	15,905
12,380	Sumitomo Mitsui Construction	68,720
2,479	Sweco AB-B Shs	68,127
700	Taihei Dengyo Kaisha, Ltd.	14,089
800	Taikisha, Ltd.	24,172
2,400	TAISEI Corp.	87,366
600	Takamatsu Construction Group C	12,096
400	Tekken Corp.	11,110
900	TOA Corp.	13,617
1,630	Tobishima Corp.	20,222
4,700	Toda Corp.	26,073
400	Toenec Corp.	11,569

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
1,000	Tokyo Energy & Systems, Inc.	$8,480
5,100	Tokyu Construction Co., Ltd.	34,539
1,100	Totetsu Kogyo Co., Ltd.	29,998
4,300	Toyo Construction Co., Ltd.	16,840
3,109	Veidekke ASA	30,229
3,994	Vinci SA	409,388
1,400	Wakachiku Construction Co., Ltd.	17,774
1,700	Yahagi Construction Co., Ltd.	11,117
7,664	YIT OYJ^	47,166
1,200	Yokogawa Bridge Holdings Corp.	19,448
1,200	Yurtec Corp.	8,267

		5,055,111

Construction Materials (0.8%):
23,530	Adelaide Brighton, Ltd.	66,842
1,800	Asia Pile Holdings Corp.	9,917
34,094	Boral, Ltd.	122,721
3,157	Brickworks, Ltd.	36,124
2,325	Buzzi Unicem SpA	47,081
14,374	CRH plc, ADR	470,748
22,791	CSR, Ltd.	62,655
14,576	Fletcher Building, Ltd.	47,328
1,160	H+H International A/S, Class B*	18,530
2,909	HeidelbergCement AG	235,240
22,895	Ibstock plc(a)	70,750
1,676	Imerys SA	89,244
5,016	James Hardie Industries SE	65,969
400	Krosaki Harima Corp.	22,845
4,711	LafargeHolcim, Ltd., Registered Shares	230,185
13,487	Marshalls PLC	117,122
2,500	Nippon Concrete Industries Co., Ltd.	6,487
500	Shinagawa Refractories Co., Ltd.	13,743
123	STO SE & Co KGaA	13,785
1,500	Sumitomo Osaka Cement Co., Ltd.	59,708
7,200	Taiheiyo Cement Corp.	218,361
2,600	TYK Corp.	7,167
998	Vicat	49,597

		2,082,149

Consumer Finance (0.3%):
3,600	AEON Credit Service Co., Ltd.	57,873
15,300	Aiful Corp.*	31,336
96,000	Allied Properties HK, Ltd.	20,994
9,830	Arrow Global Group plc	28,363
6,358	Axactor SE*	13,957
1,360	Cembra Money Bank AG	131,333
3,615	Credit Corp. Group, Ltd.	67,389
3,900	Credit Saison Co., Ltd.	45,778
18,226	Eclipx Group, Ltd.	16,788
213,600	Enerchina Holdings, Ltd.	26,823
18,254	Flexigroup, Ltd.	20,901
1,185	Gruppo MutuiOnline SpA	21,087
4,100	Hitachi Capital Corp.	91,513
5,740	Hoist Finance AB*(a)	27,940
17,800	Hong Leong Finance, Ltd.	35,802
14,415	International Personal Finance	21,966
4,300	J Trust Co., Ltd.	19,333
1,800	Jaccs Co., Ltd.	35,893
8,298	Money3 Corp., Ltd.	12,360

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
15,200	Orient Corp.	$16,200
4,742	Provident Financial plc	24,872
4,452	Resurs Holding AB(a)	26,525
38,000	Sun Hung Kai Properties, Ltd.	17,767

		812,793

Containers & Packaging (0.7%):
9,936	Amcor, Ltd.	112,911
10,464	BillerudKorsnas AB^	139,326
4,231	Cascades, Inc.	34,057
1,780	CCL Industries, Inc.	87,301
28,862	DS Smith plc	133,353
800	FP Corp.	48,931
1,900	Fuji Seal International, Inc.	58,331
1,000	Hokkan Holdings, Ltd.	15,850
5,634	Huhtamaki OYJ	231,621
3,327	Intertape Polymer Group, Inc.	46,777
314	Mayr Melnhof Karton AG	39,535
59,022	Orora, Ltd.	134,367
6,607	Pact Group Holdings, Ltd.	12,967
8,600	Rengo Co., Ltd.	69,187
17,522	RPC Group plc	176,336
16,255	Smurfit Kappa Group plc	491,793
600	Tomoku Co., Ltd.	9,722
3,400	Toyo Seikan Kaisha, Ltd.	67,633
15	Vetropack Holding AG	31,897
1,156	Vidrala SA	108,816
300	Winpak, Ltd.	9,898

		2,060,609

Distributors (0.2%):
14,747	Bapcor, Ltd.	57,845
1,900	Canon Marketing Japan, Inc.	41,577
500	Chori Co., Ltd.	7,977
5,572	Connect Group plc*	2,646
1,438	D’ieteren SA/NV	66,048
1,000	Doshisha Co., Ltd.	15,772
1,600	Happinet Corp.	19,643
4,313	Headlam Group plc	26,331
29,210	Inchcape plc	228,468
1,000	Jardine Cycle & Carriage, Ltd.	26,833
7,157	John Menzies plc	41,269
400	Paltac Corp.	22,036
9,571	Ruralco Holdings, Ltd.	27,944
3,025	Uni-Select, Inc.	28,693

		613,082

Diversified Consumer Services (0.1%):
23,128	AA plc	14,185
1,811	Academedia AB*(a)	10,220
1,100	Benesse Holdings, Inc.	25,637
32,000	China New Higher Education Group Limited(a)	12,468
10,000	Cross-Harbour Holdings, Ltd. (The)	14,122
6,824	Dignity plc	56,167
23,577	G8 Education, Ltd.	50,229
3,291	Idp Education, Ltd.	40,882
6,281	InvoCare, Ltd.	70,527
1,800	Japan Best Rescue System Co., Ltd.	23,948
8,365	Navitas, Ltd.	34,201

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
300	PIA Corp.	$12,912
700	Studio Alice Co., Ltd.	13,239
1,300	Take And Give Needs Co., Ltd.	12,990

		391,727

Diversified Financial Services (0.6%):
1,192	Ackermans & Van Haaren NV	178,821
376	Aker ASA	21,711
67,307	AMP, Ltd.	100,314
1,140	Banca Ifis SpA	15,396
3,032	Banca Mediolanum SpA	22,318
1,900	Century Tokyo Leasing Corp.	80,419
6,216	Cerved Information Solutions S	55,035
13,442	Challenger, Ltd.	62,800
14,100	Ecn Capital Corp.	45,442
2,300	eGuarantee, Inc.	27,666
20,244	Element Fleet Management Corp.	147,803
3,300	Financial Products Group Co., Ltd.	27,336
158,669	First Pacific Co., Ltd.	64,263
1,200	Fuyo General Lease Co., Ltd.	68,467
1,236,000	G-Resources Group, Ltd.*	9,948
1,800	Ibj Leasing Co., Ltd.	45,175
6,016	IMF Bentham, Ltd.*	12,348
800	Japan Investment Adviser Co., Ltd.	13,256
4,600	Japan Securities Finance Co., Ltd.	23,498
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	122,324
900	NEC Capital Solutions, Ltd.	14,953
16,085	Ofx Group, Ltd.	15,683
597	Onex Corp.	36,014
24,800	ORIX Corp.	370,776
4,352	Pioneer Credit, Ltd.	8,269
1,100	Ricoh Leasing Co., Ltd.	33,580
14,676	Standard Life Aberdeen plc	54,956
2,800	Zenkoku Hosho Co., Ltd.	107,666

		1,786,237

Diversified Telecommunication Services (2.3%):
26,000	APT Satellite Holdings, Ltd.	10,567
644	BCE, Inc.	29,303
974	BCE, Inc.	44,298
5,067	Belgacom SA	149,512
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)	27,550
105,351	BT Group plc	263,283
6,935	Cellnex Telecom SAU(a)	256,656
24,609	Chorus, Ltd.	94,237
155,000	CITIC Telecom International Holdings, Ltd.	61,364
67,539	Deutsche Telekom AG, Registered Shares	1,168,489
4,161	Elisa OYJ	202,956
4,460	Euskaltel SA(a)	41,334
40,490	France Telecom SA	638,205
34,000	Hkbn, Ltd.	61,350
82,295	HKT Trust & HKT, Ltd.	130,669
1,538	Iliad SA	173,061
16,506	Inmarsat plc	114,128
2,100	Internet Initiative Japan, Inc.	39,447
46,232	KCOM Group plc	65,771
61,309	Koninklijke KPN NV	188,208
2,835	Masmovil Ibercom SA*	63,172

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
3,000	Nippon Telegraph & Telephone Corp.	$139,829
275,553	PCCW, Ltd.	159,162
9,797	QSC AG	15,169
48,100	Singapore Telecommunications, Ltd.	124,678
13,084	Speedcast International, Ltd.	32,065
2,262	Sunrise Communications Group(a)	168,887
7,007	Superloop, Ltd.*	7,585
580	Swisscom AG, Registered Shares^	291,318
29,050	Talktalk Telecom Group plc	41,227
34,736	Telecom Corp. of New Zealand, Ltd.	93,345
316,958	Telecom Italia SpA*	173,025
19,343	Telefonica Deutschland Holding AG	54,058
38,812	Telefonica SA	318,630
4,768	Telekom Austria AG	35,970
5,872	Telenor ASA	124,836
28,747	Telia Co AB	127,778
34,103	Telstra Corp., Ltd.	92,232
14,183	TPG Telecom, Ltd.	64,167
6,450	United Internet AG, Registered Shares	212,345
600	Vision, Inc.*	27,116
28,323	Vocus Communications, Ltd.*	65,189

		6,192,171

Electric Utilities (1.4%):
2,033	Acciona SA	218,181
53,654	AusNet Services	70,682
768	BKW AG	51,317
3,200	Chubu Electric Power Co., Inc.	44,945
2,800	Chugoku Electric Power Co., Inc. (The)	35,343
10,500	CK Infrastructure Holdings, Ltd.	85,547
8,064	CLP Holdings, Ltd.	88,851
5,549	Contact Energy, Ltd.	29,829
18,599	Electricite de France	234,513
633	Elia System Operator SA/NV	46,607
4,746	Endesa SA	122,062
76,385	Enel SpA	533,581
1,737	EVN AG	26,262
2,853	Fortis, Inc.	112,608
9,318	Fortum OYJ	205,885
18,530	Genesis Energy, Ltd.	43,208
30,000	HK Electric Investments, Ltd.	30,724
7,700	Hokkaido Electric Power Co., Inc.	43,137
3,500	Hokuriku Electric Power Co.*	25,403
9,500	Hongkong Electric Holdings, Ltd.	68,306
3,000	Hydro One, Ltd.(a)	52,329
71,127	Iberdrola SA	709,297
27,751	Infratil, Ltd.	86,473
3,500	Kansai Electric Power Co., Inc. (The)	40,152
3,800	Kyushu Electric Power Co., Inc.	37,276
9,445	Mighty River Power, Ltd.	29,391
1,925	Okinawa Electric Power Co., Inc.	29,624
673	Orsted A/S(a)	58,263
4,360	Red Electrica Corporacion SA^	90,749
11	Romande Energie Holding SA, Registered Shares	13,754
18,633	Scottish & Southern Energy plc	265,732
3,300	Shikoku Electric Power Co., Inc.	30,547
43,538	Spark Infrastructure Group	74,286
13,794	Terna SpA	87,863

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
3,900	Tohoku Electric Power Co., Inc.	$39,508
13,100	Tokyo Electric Power Co., Inc. (The)*	68,453
284	Verbund AG, Class A	14,845

		3,845,533

Electrical Equipment (1.2%):
16,832	ABB, Ltd.	338,139
600	Chiyoda Integre Co., Ltd.	11,033
1,200	Daihen Corp.	34,501
500	Denyo Co., Ltd.	6,723
2,400	Fuji Electric Holdings Co., Ltd.	83,052
6,900	Fujikura, Ltd.	26,015
4,000	Furukawa Electric Co., Ltd. (The)	118,311
1,200	Futaba Corp.	15,674
4,600	GS Yuasa Corp.	89,425
400	Hirakawa Hewtech Corp.	4,483
815	Huber & Suhner AG	68,751
29,500	Johnson Electric Holdings, Ltd.	63,073
254	Kendrion NV	5,441
3,563	Legrand SA	261,016
400	Mabuchi Motor Co., Ltd.	13,723
91,010	Melrose Industries plc	209,430
996	Mersen	38,217
14,300	Mitsubishi Electric Corp.	189,045
1,976	Nexans SA	66,322
1,200	Nidec Corp.	164,690
500	Nippon Carbon Co., Ltd.	19,238
2,700	Nissin Electric Co., Ltd.	29,534
2,100	Nitto Kogyo Corp.	40,308
821	NKT Holding A/S*	12,651
4,617	Nordex Se*	63,699
3,659	OSRAM Licht AG	120,464
17	Phoenix Mecano AG	7,666
6,311	PNE Wind AG	17,869
574	Prysmian SpA	11,843
400	Sanyo Denki Co., Ltd.	16,087
4,680	Schneider Electric SA	424,400
200	SEC Carbon, Ltd.	18,336
2,150	Sgl Carbon Se*	17,476
1,735	Siemens Gamesa Renewable Energy	28,840
4,485	Signify NV(a)	132,574
1,000	Sinfonia Technology Co., Ltd.	11,480
190	Somfy SA	18,337
2,200	SwCC Showa Holdings Co., Ltd.	16,799
900	Takaoka Toko Co., Ltd.	10,107
4,000	Tatsuta Electric Wire And Cable Co., Ltd.	17,683
2,597	TKH Group NV	161,062
600	Toyo Tanso Co., Ltd.	12,014
4,400	Ushio, Inc.	56,807
2,374	Vestas Wind Systems A/S	205,419
920	XP Power, Ltd.	25,816

		3,303,573

Electronic Equipment, Instruments & Components (2.0%):
1,300	Ai Holdings Corp.	21,045
4,460	ALPS Electric Co., Ltd.	75,046
506	ALSO Holding AG, Registered Shares	72,393
1,300	Amano Corp.	35,970
1,200	Arisawa Manufacturing Co., Ltd.	9,903

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,172	Austria Technologie & Systemte	$57,412
1,800	Azbil Corp.	44,097
333	Barco NV	70,212
225	Basler AG	12,789
900	Canon Electronics, Inc.	15,166
5,004	Celestica, Inc.*	34,165
157	Cicor Technologies, Ltd.	8,528
13,600	Citizen Holdings Co., Ltd.	69,944
3,400	CMK Corp.	19,825
2,600	Conexio Corp.	33,037
46,000	Cowell e Holdings, Inc.	8,255
400	Dai-ichi Seiko Co., Ltd.	4,643
1,000	Daiwabo Holdings Co., Ltd.	47,708
545	Datalogic SpA	10,793
3,500	Dexerials Corp.	22,579
30,842	Electrocomponents plc	247,836
800	Enplas Corp.	23,801
1,300	Espec Corp.	28,358
700	Evertz Technologies, Ltd.	9,794
148,000	FIH Mobile, Ltd.*	16,505
7,452	Fingerprint Cards AB*^	13,209
2,100	Furuno Electric Co., Ltd.	19,730
561	Gooch & Housego plc^	8,237
400	Hagiwara Electric Co., Ltd.	10,431
500	Hakuto Co., Ltd.	5,616
12,033	Halma plc	309,314
400	Hamamatsu Photonics KK	15,613
1,034	Hexagon AB, Class B	57,443
200	Hirose Electric Co., Ltd.	22,381
1,200	Hitachi High-Technologies Corp.	61,765
15,100	Hitachi, Ltd.	555,032
1,200	Hochiki Corp.	14,880
1,600	Horiba, Ltd.	82,961
2,600	Hosiden Corp.	28,911
5,100	IBIDEN Co., Ltd.	89,527
91	Inficon Holding AG	55,540
2,823	Ingenico Group	249,633
1,000	Iriso Electronics Co., Ltd.	50,499
4,000	Japan Aviation Electronics Industry, Ltd.	58,928
21,200	Japan Display, Inc.*	14,072
1,679	Jenoptik AG	54,421
1,000	Kaga Electronics Co., Ltd.	14,451
500	Keyence Corp.	307,312
1,200	Koa Corp.	15,565
2,388	Kudelski SA	15,786
2,200	Kyocera Corp.	143,995
3,500	Kyosan Electric Manufacturing Co., Ltd.	12,178
1,835	Lagercrantz Group AB, Class B	26,132
26	Lem Holding SA, Registered Shares	36,581
1,400	Macnica Fuji Electronics Holdings	18,580
700	Maruwa Co., Ltd./Aichi	38,453
2,000	Meiko Electronics Co., Ltd.	32,871
2,366	Micronic Mydata AB	28,755
160	Midwich Group plc	1,173
2,400	Murata Manufacturing Co., Ltd.	108,252
1,500	Nagano Keiki Co., Ltd.	10,389
267	Nederland Apparatenfabriek	14,663

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,800	Nichicon Corp.	$22,866
600	Nippon Chemi-Con Corp.	8,805
2,900	Nippon Electric Glass Co., Ltd.	73,658
3,400	Nippon Signal Co., Ltd.	39,431
1,800	Nissha Printing	18,517
600	Nohmi Bosai, Ltd.	12,842
3,600	OKI Electric Industry Co., Ltd.	45,043
2,600	Omron Corp.	136,247
1,200	Optex Group Co., Ltd.	15,125
13,505	Opus Group AB	8,851
3,000	Osaki Electric Co., Ltd.	19,537
3,519	Oxford Instruments plc	57,656
8,300	Pricer AB	11,965
2,039	Renishaw plc	110,243
1,400	Ryoden Corp.	20,827
600	Ryosan Co., Ltd.	14,039
600	Ryoyo Electro Corp.	9,861
900	Sanshin Electronics Co., Ltd.	15,163
700	Shibaura Electronics Co., Ltd.	18,891
900	Shimadzu Corp.	22,142
600	Shinko Shoji Co., Ltd.	10,607
2,000	Siix Corp.	23,695
2,838	Spectris plc	103,808
6,120	Strix Group plc	12,406
2,000	Sumida Corp.	21,557
700	Tachibana Eletech Co., Ltd.	10,925
8,000	Taiyo Yuden Co., Ltd.	148,500
2,500	Tamura Corp.	13,211
3,700	TDK Corp.	287,717
1,800	Terilogy Co., Ltd.	15,028
5,000	Topcon Corp.	62,748
1,300	Toyo Corp.	11,490
3,485	Tt Electronics plc	10,239
1,100	UKC Holdings Corp.	15,933
400	V Technology Co., Ltd.	18,368
312	Vaisala OYJ, Class A	7,768
47,400	Valuetronics Holdings, Ltd.	24,001
6,300	Venture Corp., Ltd.	75,915
74,000	Vstecs Holdings, Ltd.	41,171
3,200	Yaskawa Electric Corp.	109,413
2,200	Yokogawa Electric Corp.	43,253
1,700	Yokowo Co., Ltd.	35,003

		5,387,548

Energy Equipment & Services (0.6%):
5,393	Aker Solutions ASA*	22,131
7,314	Aker Solutions ASA*	9,982
1,137	Bonheur ASA	23,202
1,778	Bourbon Corp.*	4,235
2,991	BW Offshore, Ltd.*	18,252
5,101	Calfrac Well Services, Ltd.*	8,103
5,874	Ces Energy Solutions Corp.	10,856
29,491	CGG SA*	55,634
4,726	Computer Modelling Group, Ltd.	26,276
6,058	Enerflex, Ltd.	78,882
8,606	Ensign Energy Services, Inc.	28,196
106,730	Ezion Holdings, Ltd.*	2,549
4,488	Fugro NV*	38,587

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
6,704	Hunting plc	$43,591
22,482	John Wood Group plc	129,849
12,946	Kvaerner ASA	20,867
8,257	Lamprell plc*	6,626
4,500	Mullen Group, Ltd.	32,649
2,400	North American Construction Group, Ltd.	25,862
3,324	Ocean Yield ASA	22,295
7,269	Odfjell Drilling, Ltd.*	22,167
2,900	Pason Systems, Inc.	42,036
15,490	Petrofac, Ltd.	84,582
18,993	Petroleum Geo-Services ASA*	29,758
16,362	Precision Drilling Corp.*	30,740
398	ProSafe SE*	518
15,278	Saipem SpA*	76,286
8,660	SBM Offshore NV	167,592
174	Schoeller-Blackman Oilfield Equipment AG	14,757
8,377	Secure Energy Services, Inc.	45,679
3,900	ShawCor, Ltd.	54,565
2,400	Shinko Plantech Co., Ltd.	28,224
17,755	Solstad Offshore ASA*	3,235
3,710	Spectrum ASA	28,703
5,204	Subsea 7 SA	63,011
1,938	Tenaris SA	25,492
4,203	TGS NOPEC Geophysical Co. ASA	118,023
250	The Drilling Co of 1972 A/S*	19,457
900	Total Energy Services, Inc.	5,677
400	Toyo Kanetsu KK	7,647
13,311	Trican Well Service, Inc.*	11,894
10,731	Vallourec SA*^	30,957
10,270	WorleyParsons, Ltd.	106,590

		1,626,214

Entertainment (0.6%):
1,400	Ateam, Inc.	14,805
2,500	Avex Group Holdings, Inc.	31,797
5,101	Borussia Dortmund GMBH & Co. KGaA	47,917
2,600	Capcom Co., Ltd.	52,302
4,665	Cineplex, Inc.	81,907
50,738	Cineworld Group plc	163,702
2,000	Colopl, Inc.	12,103
2,160	CTS Eventim AG & Co. KGaA	100,493
1,600	Daiichikosho Co., Ltd.	74,657
4,200	DeNA Co., Ltd.	80,454
4,400	DHX Media, Ltd.*^	6,250
21,093	Entertainment One, Ltd.	106,331
6,450	Event Hospitality And Entertainment, Ltd.	56,581
1,590	Gungho Online Enetertainment, Inc.	43,925
38,000	Igg, Inc.	42,230
594	Kinepolis Group NV	32,438
1,100	Konami Corp.	51,628
1,700	Marvelous, Inc.	12,948
2,100	Nexon Co., Ltd.*	30,491
200	Nintendo Co., Ltd.	73,536
700	Square Enix Holdings Co., Ltd.	22,495
13,788	Technicolor SA*	12,760
400	Toei Animation Co., Ltd.	18,589
200	Toei Co., Ltd.	27,838
1,000	Toho Co., Ltd.	42,578

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
2,851	UbiSoft Entertainment SA*	$223,461
8,284	Village Roadshow, Ltd.*	16,398
5,312	Vivendi Universal SA	146,370

		1,626,984

Food & Staples Retailing (1.8%):
5,600	AEON Co., Ltd.	96,352
500	Ain Holdings, Inc.	29,085
800	Albis Co., Ltd.	17,102
3,200	Alcanna, Inc.	14,590
2,886	Alimentation Couche-Tard, Inc.	181,636
1,309	Amsterdam Commodities NV	27,887
2,400	Arcs Co., Ltd.	47,977
1,537	Axfood AB	30,428
1,200	Axial Retailing, Inc.	41,309
900	Belc Co., Ltd.	43,714
14,582	Carrefour SA	281,500
2,135	Casino Guichard-Perrachon SA^	72,818
1,100	Cawachi, Ltd.	20,351
400	Cocokara Fine, Inc.	20,768
14,148	Coles Group, Ltd.*	132,738
2,636	Colruyt SA	152,931
400	Cosmos Pharmaceutical Corp.	67,975
1,300	Create SD Holdings Co., Ltd.	30,549
500	Daikokutenbussan Co., Ltd.	15,926
3,700	Dairy Farm International Holdings, Ltd.	26,457
800	Eco’s Co., Ltd.	10,316
3,691	Empire Co., Ltd., Class A	92,966
900	G-7 Holdings, Inc.	25,263
1,600	Heiwado Co., Ltd.	28,437
1,831	ICA Gruppen AB	78,784
200	Itochu-Shokuhin Co., Ltd.	8,621
34,091	J Sainsbury plc	84,819
600	Japan Meat Co., Ltd.	9,874
580	Kesko OYJ, Class A	31,063
761	Kesko OYJ, Class B	42,314
600	Kobe Bussan Co., Ltd.	29,190
35,101	Koninklijke Ahold Delhaize NV	789,238
400	Kusuri NO Aoki Holdings Co., Ltd.	28,079
400	LAWSON, Inc.	19,199
800	Life Corp.	16,066
1,111	Loblaw Cos., Ltd.	56,891
1,430	Marr SpA	32,594
54,594	Metcash, Ltd.	98,665
10,912	METRO AG	199,467
1,817	Metro, Inc.	68,190
600	Ministop Co., Ltd.	8,630
900	Mitsubishi Shokuhin Co., Ltd.	23,588
600	Nihon Chouzai Co., Ltd.	18,546
1,801	North West Co., Inc.	41,112
2,000	Okuwa Co., Ltd.	19,681
31,200	Olam International, Ltd.	45,403
1,200	Qol Holdings Co., Ltd.	18,543
1,094	Rallye SA^	8,766
337	Rami Levy Chain Stores Hashikm	17,592
1,000	Retail Partners Co., Ltd.	11,027
600	San-A Co., Ltd.	23,949
7,200	Seven & I Holdings Co., Ltd.	244,079

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
28,900	Sheng Siong Group, Ltd.	$23,492
6,398	Shufersal, Ltd.	42,659
1,454	Sligro Food Group NV	54,159
600	Sogo Medical Holdings Co., Ltd.	9,389
37,635	Sonae SGPS SA	36,345
500	Sugi Holdings Co., Ltd.	23,665
1,300	Sundrug Co., Ltd.	35,233
73,670	Tesco plc	212,499
400	Tsuruha Holdings, Inc.	37,030
3,100	United Supermarkets Holdings	27,171
2,200	Valor Co., Ltd.	45,739
700	Watahan & Co., Ltd.	15,874
1,000	Welcia Holdings Co., Ltd.	40,811
8,880	Wesfarmers, Ltd.	225,817
1,793	Weston (George), Ltd.	136,070
68,290	William Morrison Supermarkets plc	174,643
7,199	Woolworths, Ltd.	168,182
800	Yakuodo Co., Ltd.	17,702
700	Yamatane Corp.	8,909
700	Yaoko Co., Ltd.	31,641
2,800	Yokohama Reito Co., Ltd.	25,981

		4,976,056

Food Products (2.7%):
3,191	A2 Milk Co., Ltd.*	31,505
4,369	AAK AB	82,846
364	Agrana Beteiligungs AG	7,916
2,600	Ajinomoto Co., Inc.	45,157
34,820	Aryzta AG*	39,885
4,696	Associated British Foods plc	147,163
772	Atria OYJ	6,784
4,083	Austevoll Seafood ASA	42,879
23,247	Australian Agricultural Co., Ltd.*	16,239
546	Bakkafrost P/F	30,501
33	Barry Callebaut AG, Registered Shares	66,223
6,130	Bega Cheese, Ltd.	20,581
125	Bell AG	34,639
854	Bonduelle S.C.A.	27,959
1,100	Calbee, Inc.	29,647
1	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	81,398
800	Chubu Shiryo Co., Ltd.	9,078
12,278	Cloetta AB	39,865
10,412	Costa Group Holdings, Ltd.	29,612
2,383	Cranswick plc	78,428
4,569	Danone SA	387,398
16,123	Devro plc	42,375
500	Dydo Drinco, Inc.	21,456
2,372	Ebro Foods SA	50,749
8,443	Elders, Ltd.	36,886
111	Emmi AG	103,862
16,300	First Resources, Ltd.	19,159
1,616	Forfarmers NV	13,650
9,500	Fraser & Neave, Ltd.	12,010
3,716	Freedom Foods Group, Ltd.	13,258
1,000	Fuji Oil Co., Ltd.	30,186
700	Fujicco Co., Ltd.	13,250
11,788	Glanbia plc	191,525

Shares		Fair Value
Common Stocks, continued
Food Products, continued
260,400	Golden Agri-Resources, Ltd.	$55,842
11,957	GrainCorp, Ltd.	66,970
17,127	Greencore Group plc	47,627
3,373	Grieg Seafood ASA	46,823
1,119	Hilton Food Group plc	13,754
1,600	Hokuto Corp.	26,997
700	House Foods Group, Inc.	26,323
15,498	Inghams Group, Ltd.	43,782
5,000	Itoham Yonekyu Holdings, Inc.	34,018
47,400	Japfa, Ltd.	18,546
300	J-Oil Mills, Inc.	10,808
800	Kagome Co., Ltd.	18,576
400	Kameda Seika Co., Ltd.	17,872
700	Kenko Mayonnaise Co., Ltd.	14,606
1,567	Kerry Group plc, Class A	187,055
1,100	Kewpie Corp.	24,335
400	Kikkoman Corp.	17,446
900	Kotobuki Spirits Co., Ltd.	42,207
295	KWS Saat SE	21,527
500	Kyokuyo Co., Ltd.	13,311
147	Lassonde Industries, Inc.	22,080
3,154	Leroy Seafood Group ASA	20,912
5	Lotus Bakeries	13,358
3,549	Maple Leaf Foods, Inc.	77,735
3,528	Marine Harvest	82,538
1,200	Marudai Food Co., Ltd.	22,574
2,600	Maruha Nichiro Corp.	76,259
2,400	Megmilk Snow Brand Co., Ltd.	52,702
1,100	Meiji Holdings Co., Ltd.	78,668
800	Mitsui Sugar Co., Ltd.	16,557
700	Morinaga & Co., Ltd.	34,154
3,000	Morinaga Milk Industry Co., Ltd.	118,536
300	Nakamuraya Co., Ltd.	11,306
21,347	Nestle SA, Registered Shares	2,210,935
4,900	Nichirei Corp.	116,133
800	Nippon Beet Sugar Manufacturing Co., Ltd.	14,923
2,800	Nippon Flour Mills Co., Ltd.	44,830
1,800	Nippon Meat Packers, Inc.	77,238
20,100	Nippon Suisan Kaisha, Ltd.	124,854
800	Nisshin Oillio Group, Ltd. (The)	22,430
900	Nisshin Seifun Group, Inc.	20,520
900	Nissin Sugar Co., Ltd.	15,363
993	Norway Royal Salmon ASA	21,064
326	Orior AG	27,561
2,710	Orkla ASA, Class A	24,081
1,700	Petra Foods, Ltd.	1,633
51,099	Premier Foods plc*	21,904
988	Premium Brands Holdings Corp.	67,539
2,000	Prima Meat Packers, Ltd.	38,190
33,700	PT Tiga Pilar Sejahtera Food Tbk*	75
7,054	Raisio Oyj, Class-V	23,295
11,598	Ridley Corp., Ltd.	9,697
1,000	Rock Field Co., Ltd.	13,099
5,300	Rogers Sugar, Inc.	22,707
600	S Foods, Inc.	20,377
1,029	Salmar ASA	44,769
2,323	Saputo, Inc.	69,545

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
127	Savencia SA	$9,532
3,496	Scales Corp., Ltd.	11,041
3,767	Scandi Standard AB	25,926
786	Schouw & Co.	59,880
2,304	Select Harvests, Ltd.	11,730
1,200	Showa Sangyo Co., Ltd.	33,605
306	Sipef SA	14,645
300	Starzen Co., Ltd.	11,612
1,353	Strauss Group, Ltd.	38,947
3,472	Suedzucker AG	58,771
2,371	Synlait Milk, Ltd.*	14,664
9,961	Tassal Group, Ltd.	34,306
16,248	Tate & Lyle plc	152,333
700	Toyo Suisan Kaisha, Ltd.	28,775
58	United International Enterprises	11,560
475	Vilmorin & CIE SA	27,161
2,508	Viscofan SA	131,322
22,000	Vitasoy International Holdings, Ltd.	105,637
400	Warabeya Nichiyo Holdings Co., Ltd.	6,174
2,992	Wessanen	38,741
238,612	WH Group, Ltd.(a)	242,927
13,500	Wilmar International, Ltd.	37,010
200	Yakult Honsha Co., Ltd.	11,776
2,000	Yamazaki Baking Co., Ltd.	30,276

		7,380,986

Gas Utilities (0.4%):
5,937	AltaGas, Ltd.	89,821
12,578	APA Group	95,508
7,633	Gas Natural SDG SA	210,180
40,948	Hong Kong & China Gas Co., Ltd.	90,847
16,993	Italgas SpA	114,058
800	K&O Energy Group, Inc.	11,132
2,400	Nippon Gas Co., Ltd.	61,235
2,100	Osaka Gas Co., Ltd.	36,635
2,331	Rubis SCA	131,228
1,300	Saibu Gas Co., Ltd.	25,451
3,700	Shizuoka Gas Co. Ltd.	28,267
10,212	Superior Plus Corp.	104,195
800	Toho Gas Co., Ltd.	29,486
2,200	Tokyo Gas Co., Ltd.	51,769
1,500	Valener, Inc.	29,578

		1,109,390

Health Care Equipment & Supplies (1.4%):
5,549	Alcon, Inc.*	343,337
2,602	Ambu A/S	42,164
3,613	Ansell, Ltd.	68,218
11,514	Arjo AB, Class B	52,220
3,200	Asahi Intecc Co., Ltd.	79,129
1,637	BioMerieux	135,580
792	Cochlear, Ltd.	115,183
1,014	Coloplast A/S, Class B	114,878
251	Coltene Holding AG	22,770
1,992	Consort Medical plc	21,534
11,036	Convatec Group plc(a)	20,432
781	DiaSorin SpA	90,649
509	Draegerwerk AG & Co. KGaA	32,104

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
185	Eckert & Ziegler AG	$21,788
2,223	Elekta AB, Class B	32,260
633	EssilorLuxottica SA	82,723
4,164	Fisher & Paykel Healthcare Corp., Ltd.	43,283
8,277	Getinge AB, Class B	130,468
7,376	GN Store Nord A/S	344,719
405	Guerbet	21,938
800	Hogy Medical Co., Ltd.	23,699
3,200	HOYA Corp.	245,837
1,300	Jeol, Ltd.	29,169
3,471	Koninklijke Philips Electronics NV	150,727
3,877	Koninklijke Philips Electronics NV, NY Shares, NYS	168,960
500	Mani, Inc.	32,150
500	Menicon Co., Ltd.	16,505
2,000	Microport Scientific Corp.	1,488
1,200	Nakanishi, Inc.	22,022
1,500	Nihon Kohden Corp.	40,869
2,300	Nikkiso Co., Ltd.	30,719
8,900	Nipro Corp.	98,844
14,000	Olympus Co., Ltd.	156,085
900	Paramount Bed Holdings Co., Ltd.	34,333
457	Revenio Group OYJ	10,389
1,192	Sartorius AG	244,319
1,077	Sectra AB*	39,096
6,142	Smith & Nephew plc	133,255
411	Sonova Holding AG, Registered Shares	93,593
360	Stratec Se	23,304
184	Straumann Holding AG, Registered Shares	162,445
1,200	Sysmex Corp.	78,400
5,000	Terumo Corp.	149,322
3,137	William Demant Holding A/S*	97,591

		3,898,498

Health Care Providers & Services (0.8%):
4,943	Al Noor Hospitals Group plc	19,202
500	Alfresa Holdings Corp.	12,374
3,876	Amplifon SpA	90,566
300	As One Corp.	24,896
18,377	Australian Pharmaceutical Industries, Ltd.	17,060
1,100	BML, Inc.	31,300
3,715	CareTech Holdings plc	17,616
6,200	CRH Medical Corp.*	18,656
4,822	Ebos Group, Ltd.	74,992
1,500	Elan Corp.	24,606
14,050	Estia Health, Ltd.	26,066
4,012	Extendicare, Inc.	25,707
2,001	Fagron	40,622
1,000	FALCO Holdings Co., Ltd.	15,729
6,326	Fresenius Medical Care AG & Co., KGaA	496,137
2,812	Fresenius SE & Co. KGaA	152,305
27,126	Healius, Ltd.	57,555
2,000	Japan Lifeline Co., Ltd.	32,454
1,000	Japan Medical Dynamic Marketing, Inc.	13,353
16,930	Japara Healthcare, Ltd.	13,385
2,739	Korian-Medica	104,394
225	Lna Sante	11,280
3,204	Medical Facilities Corp.	30,318
2,000	Medipal Holdings Corp.	44,245

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
7,584	Metlifecare, Ltd.	$22,363
2,800	Miraca Holdings, Inc.	63,798
1,800	N Field Co., Ltd.	11,774
2,200	Nichiigakkan Co., Ltd.	32,101
1,110	NMC Health plc	33,870
17,940	Oceania Healthcare, Ltd.	12,516
11,311	Oriola Corp.	25,852
1,060	Orpea	127,857
23,400	Raffles Medical Group, Ltd.	18,011
1,806	Ramsay Health Care, Ltd.	91,738
873	Rhoen-Klinikum AG	26,674
3,746	Ryman Healthcare, Ltd.	29,584
2,200	Ship Healthcare Holdings, Inc.	95,095
800	Sienna Senior Living, Inc.	11,883
59,044	Sigma Healthcare, Ltd.	23,031
1,900	Solasto Corp.	16,581
3,129	Sonic Healthcare, Ltd.	59,617
8,887	Spire Healthcare Group plc(a)	13,535
10,895	Summerset Group Holdings, Ltd.	40,776
400	Suzuken Co., Ltd.	23,513
1,800	Toho Holdings Co., Ltd.	40,410
5,100	Tsukui Corp.	24,490
2,900	UDG Healthcare plc	29,462
3,435	Virtus Health, Ltd.	10,855
2,800	Vital Ksk Holdings, Inc.	26,540

		2,306,744

Health Care Technology (0.1%†):
14,160	AGFA-Gevaert NV*	55,029
2,052	Ascom Holding AG	26,920
857	Compugroup Medical Se	69,171
1,600	EM Systems Co., Ltd.	24,507
2,389	Emis Group plc	36,895
4,200	M3, Inc.	76,976
800	Nnit A/S(a)	15,441
1,258	Pro Medicus, Ltd.	22,389
1,213	Raysearch Laboratories AB*	17,330

		344,658

Hotels, Restaurants & Leisure (2.3%):
2,563	Accor SA	110,000
36,400	Accordia Golf Trust	14,278
600	AEON Fantasy Co., Ltd.	12,462
1,000	Arcland Service Holdings Co., Ltd.	17,166
23,206	Ardent Leisure Group, Ltd.*	17,131
7,016	Aristocrat Leisure, Ltd.	151,663
4,300	Atom Corp.	38,099
7,557	Autogrill SpA	79,108
1,707	Basic-Fit NV*(a)	60,062
3,095	Betsson AB	18,959
24,000	Cafe de Coral Holdings, Ltd.	71,443
1,533	Carnival plc, ADR	69,399
700	Central Sports Co., Ltd.	20,182
72,000	Century City International Holdings, Ltd.	6,057
485	Cie des Alpes	13,426
9,479	Collins Foods, Ltd.	55,241
2,000	Colowide Co., Ltd.	38,348
9,783	Compass Group plc	234,404

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,200	Corporate Travel Management, Ltd.	$34,814
2,000	Create Restaurants Holdings In	24,923
7,191	Crown, Ltd.	62,894
1,951	Domino’s Pizza Enterprises, Ltd.	51,618
23,341	Domino’s Pizza Group plc	82,510
1,600	Doutor Nichires Holdings Co., Ltd.	30,341
4,906	Elior Group^(a)	67,572
29,990	Enterprise Inns plc*	74,958
6,500	Fairwood Holdings, Ltd.	22,388
2,425	Flight Centre, Ltd.	70,821
800	Fuji Kyuko Co., Ltd.	28,869
600	Fujita Kanko, Inc.	15,058
557	Fuller Smith & Turner plc, Class A	7,592
19,010	Galaxy Entertainment Group, Ltd.	128,424
200	Genki Sushi Co., Ltd.	5,751
102,700	Genting Singapore, Ltd.	69,887
2,773	Great Canadian Gaming Corp.*	94,029
17,083	Greene King plc	134,244
8,283	Greggs plc	241,694
16,772	GVC Holdings plc	138,818
660	Hiday Hidaka Corp.	12,670
1,700	HIS Co., Ltd.	42,280
18,000	Hongkong & Shanghai Hotels (The)	23,479
11,300	Hotel Grand Central, Ltd.	10,860
400	Ichibanya Co., Ltd.	17,803
1,639	InterContinental Hotels Group plc, ADR^	109,616
900	Intertain Group, Ltd. (The)*	8,062
7,041	JD Wetherspoon plc	127,636
1,491	Jpj Group plc*	14,020
868	Jumbo Interactive, Ltd.	12,319
1,700	Komeda Holdings Co., Ltd.	32,064
1,900	Koshidaka Holdings Co., Ltd.	26,752
900	Kourakuen Holdings Corp.	23,165
400	Kura Corp.	17,088
1,100	Kyoritsu Maintenance Co., Ltd.	51,471
70,000	Macau Legend Development, Ltd.*	9,850
33,812	Marston’s plc	50,187
200	Matsuya Foods Co., Ltd.	6,074
500	McDonald’s Holdings Co., Ltd.	22,054
36,000	Melco International Development Ltd.	80,035
5,571	Melia Hotels International SA	53,265
28,495	Merlin Entertainments plc(a)	162,494
15,327	MGM China Holdings, Ltd.	26,107
6,833	Millennium & Copthorne Hotels	59,426
14,000	Miramar Hotel & Investment	30,615
10,745	Mitchells & Butlers plc*	39,115
410	Mty Food Group, Inc.	20,466
72,000	NagaCorp, Ltd.	88,304
8,615	NetEnt AB	27,591
400	Ohsho Food Service Corp.	23,451
1,223	Orascom Development Holding AG*	18,774
200	Oriental Land Co., Ltd.	24,800
1,016	Paddy Power Betfair plc	76,528
2,258	Paddy Power plc	170,021
2,702	Pandox AB	49,787
900	Pizza Pizza Royalty Corp.	6,867
10,182	PlayTech plc	55,301

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
12,439	Rank Group plc	$25,112
600	Renaissance, Inc.	9,807
4,200	Resorttrust, Inc.	64,418
1,657	Restaurant Brands International, Inc.	115,245
392	Restaurant Brands International, Inc.	27,260
1,129	Restaurant Brands New Zealand, Ltd.*	7,095
33,738	Restaurant Group plc (The)	56,586
800	Ringer Hut Co., Ltd.	16,560
4,600	Round One Corp.	58,445
1,300	Royal Holdings Co., Ltd.	32,143
1,200	Saint Marc Holdings Co., Ltd.	25,586
1,300	Saizeriya Co., Ltd.	28,269
16,988	Sands China, Ltd.	81,437
2,943	Scandic Hotels Group AB(a)	25,957
44,000	Shangri-La Asia, Ltd.	55,517
56,868	SJM Holdings, Ltd.	64,803
3,588	SkiStar AB	44,157
28,970	Sky City Entertainment Group, Ltd.	73,769
4,600	Skylark Co., Ltd.	80,382
1,707	Sodexo SA	199,500
23,313	SSP Group Plc	203,306
27,111	Star Entertainment Group, Ltd. (The)	78,400
5,813	Stars Group, Inc. (The)*	99,221
500	Sushiro Global Holdings, Ltd.	29,850
35,219	Tabcorp Holdings, Ltd.	110,170
581	The Gym Group plc(a)	1,806
50,634	Thomas Cook Group plc*^	8,450
4,500	Tokyo Dome Corp.	42,609
1,100	Toridoll Holding Corp.	21,043
400	Tosho Co., Ltd.	10,157
8,666	TUI AG	84,997
6,856	Unibet Group plc	58,182
2,777	Whitbread plc	163,320
41,297	William Hill plc	81,095
26,430	Wynn Macau, Ltd.	59,381
900	Yossix Co., Ltd.	20,966
3,500	Zensho Holdings Co., Ltd.	71,233

		6,281,264

Household Durables (1.8%):
1,604	Bang & Olufsen A/S*	11,171
25,711	Barratt Developments plc	187,153
7,834	Bellway plc	277,041
6,428	Berkeley Group Holdings plc (The)	304,802
1,566	Bigben Interactive	21,113
3,728	Bonava AB	46,844
5,820	Bovis Homes Group plc	76,487
3,865	Breville Group, Ltd.	44,453
2,200	Casio Computer Co., Ltd.	27,381
600	Chofu Seisakusho Co., Ltd.	11,916
1,800	Cleanup Corp.	9,223
1,800	Corona Corp.	16,451
9,695	Countryside Properties plc(a)	36,790
15,326	Crest Nicholson Holdings plc	69,594
2,126	De’Longhi	42,932
7,507	Dfs Furniture plc	24,234
1,000	Dorel Industries, Inc.	8,103
2,152	Duni AB	29,352

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
4,630	Electrolux AB, Series B, Class B	$118,384
2,700	Es-Con Japan, Ltd.	16,772
2,053	Fiskars OYJ Abp	33,648
2,700	FJ Next Co., Ltd.	26,091
87	Forbo Holding AG	153,867
1,600	Foster Electric Co., Ltd.	23,099
1,400	France Bed Holdings Co., Ltd.	12,575
1,600	Fuji Corp., Ltd.	10,815
2,300	Fujitsu General, Ltd.	36,649
14,200	Haseko Corp.	143,960
1,200	Hinokiya Group Co., Ltd.	23,757
700	Hoosiers Holdings	3,920
187	Hunter Douglas NV	13,074
10,452	Husqvarna AB, Class B	97,814
3,200	Iida Group Holdings Co., Ltd.	51,770
3,817	JM AB	87,802
10,600	Jvc Kenwood Corp.	24,554
1,682	Kaufman & Broad SA	64,361
1,400	KI-Star Real Estate Co., Ltd.	21,356
1,300	LEC, Inc.	13,869
540	Leifheit AG	12,738
62,400	Man Wah Holdings, Ltd.	27,523
24,194	McCarthy & Stone plc(a)	42,096
10	Metall Zug AG	22,533
1,200	Misawa Homes Co., Ltd.	11,261
800	Nihon Eslead Corp.	11,789
4,500	Nikon Corp.	63,803
9,589	Nobia AB	55,892
39,400	Panasonic Corp.	329,028
5,699	Persimmon plc	144,511
3,200	Pressance Corp.	43,956
14,709	Redrow plc	101,723
1,000	Rinnai Corp.	63,722
500	Sangetsu Corp.	9,215
1,048	SEB SA	188,386
13,000	Sekisui Chemical Co., Ltd.	195,710
6,300	Sekisui House, Ltd.	103,984
3,000	Sharp Corp.	33,049
10,400	Sony Corp.	543,464
2,500	Space Value Holdings Co., Ltd.	11,723
2,200	Starts Corp., Inc.	51,936
6,900	Sumitomo Forestry Co., Ltd.	82,992
328	Surteco SE	9,471
1,100	Tamron Co., Ltd.	22,588
171,627	Taylor Wimpey plc	343,787
20,687	Techtronic Industries Co., Ltd.	158,650
2,790	Telford Homes plc	11,155
805	The Vitec Group plc	11,641
1,000	Toa Corp./Hyogo	11,936
400	Token Corp.	22,648
3,468	TomTom NV	39,918
2,000	Zojirushi Corp.	21,395

		5,027,400

Household Products (0.2%):
3,975	Essity AB, Class B	122,230
248	Henkel AG & Co. KGaA	22,766
2,800	Lion Corp.	52,250

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
14,255	Mcbride plc	$14,476
1,600	Pigeon Corp.	64,551
5,635	PZ Cussons plc	15,331
2,279	Reckitt Benckiser Group plc	180,067
2,600	Unicharm Corp.	78,461

		550,132

Independent Power and Renewable Electricity Producers (0.4%):
1,967	Albioma SA	52,123
4,859	Boralex, Inc., Class A	73,067
3,600	Capital Power Corp.	82,893
25,298	Drax Group plc	83,588
5,259	Edp Renovaveis SA	53,956
1,300	Electric Power Development Co., Ltd.	29,499
1,162	ERG SpA	23,777
9,297	Falck Renewables SpA	39,021
54,874	Infigen Energy	18,337
3,741	Innergex Renewable Energy, Inc.	39,827
1,207	Kenon Holdings, Ltd.	25,609
10,105	Meridian Energy, Ltd.	32,278
15,630	New Energy Solar, Ltd.	14,061
4,661	Northland Power, Inc.	90,771
2,000	Polaris Infrastructure, Inc.	22,484
1,917	Scatec Solar ASA(a)	19,175
16,748	Transalta Corp.	108,975
1,200	Transalta Renewables, Inc.	12,693
3,710	Uniper SE	112,358
2,800	West Holdings Corp.	28,386

		962,878

Industrial Conglomerates (0.7%):
8,000	Chevalier International Holdings Ltd.	12,095
26,645	Cir-Compagnie Industriali Riun	28,491
20,430	CK Hutchison Holdings, Ltd.	201,012
1,225	DCC plc	109,500
2,000	Guoco Group, Ltd.	31,217
1,269	Indus Holding AG	57,072
515	Italmobiliare SpA	12,412
1,500	Katakura Industries Co., Ltd.	17,971
1,800	Keihan Electric Railway Co., Ltd.	78,564
23,700	Keppel Corp., Ltd.	117,071
1,284	Lifco AB-B Shs	71,179
5,400	Nisshinbo Holdings, Inc.	41,561
1,487	Nolato AB	90,762
23,000	NWS Holdings, Ltd.	47,327
2,675	Rheinmetall AG	327,358
2,400	Seibu Holdings, Inc.	40,101
57,400	SembCorp Industries, Ltd.	102,566
70,000	Shun Tak Holdings, Ltd.	27,900
1,907	Siemens AG, Registered Shares	226,616
5,436	Smiths Group plc	108,194
5,400	Tokai Holdings Corp.	45,739

		1,794,708

Insurance (4.2%):
5,489	Admiral Group plc	154,186
31,128	AEGON NV	154,949
3,639	Ageas NV	189,208

Shares		Fair Value
Common Stocks, continued
Insurance, continued
69,640	AIA Group, Ltd.	$752,882
4,109	Alm Brand A/S	36,288
554	April SA	13,608
5,560	ASR Nederland NV	226,288
10,086	Assicurazioni Generali SpA	189,636
1,203	AUB Group, Ltd.	8,808
67,766	Aviva plc	359,356
15,366	AXA SA	403,561
1,671	Baloise Holding AG, Registered Shares	296,187
25,009	Beazley plc	175,525
7,384	Chesnara plc	31,008
1,599	Clal Insurance Enterprises Holdings, Ltd.*	26,709
2,983	CNP Assurances SA	67,715
5,028	Coface SA	50,764
10,100	Dai-ichi Life Insurance Co., Ltd.	152,826
67,352	Direct Line Insurance Group plc	283,770
82	E-L Financial Corp., Ltd.	46,655
598	Fairfax Financial Holdings, Ltd.	293,547
268	FBD Holdings plc	2,571
1,983	Gjensidige Forsikring ASA	39,949
2,600	Great-West Lifeco, Inc.	59,867
578	Grupo Catalana Occidente SA	21,357
877	Hannover Rueck SE	141,756
5,987	Harel Insurance Investments &	44,982
15,099	Hastings Group Holdings, Ltd.(a)	37,565
1,330	Helvetia Holding AG	167,186
4,798	Hiscox, Ltd.	103,353
4,219	IA Financial Corp., Inc.	171,866
506	Idi Insurance Co., Ltd.	19,801
22,509	Insurance Australia Group, Ltd.	130,756
400	Intact Financial Corp.	36,970
14,700	Japan Post Holdings Co., Ltd.	166,572
33,275	JRP Group plc*	23,816
7,487	Lancashire Holdings, Ltd.	65,514
119,534	Legal & General Group plc	409,072
3,365	Manulife Financial Corp.	61,163
13,895	Manulife Financial Corp.	252,611
44,734	MAPFRE SA	130,927
26,388	Medibank Private, Ltd.	64,726
1,055	Menora Mivtachim Holdings, Ltd.	16,054
16,641	Migdal Insurance & Financial Holding, Ltd.	17,468
4,500	MS&AD Insurance Group Holdings, Inc.	143,103
1,376	Muenchener Rueckversicherungs-Gesellschaft AG	345,251
20,116	NIB Holdings, Ltd.	108,430
3,200	NKSJ Holdings, Inc.	123,862
5,580	NN Group NV	224,582
19,541	Phoenix Group Holdings plc	176,318
7,577	Phoenix Holdings, Ltd. (The)	45,958
14,435	Poste Italiane SpA(a)	152,029
3,080	Prudential plc, ADR	134,966
25,029	QBE Insurance Group, Ltd.	208,250
26,207	RSA Insurance Group plc	192,391
57,341	Saga plc	29,062
7,657	Sampo OYJ, Class A	361,261
5,232	SCOR SA	229,549
10,526	Societa Cattolica di Assicuraz	94,112
11,633	Steadfast Group, Ltd.	28,702

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
14,257	Storebrand ASA	$105,024
8,920	Sun Life Financial, Inc.	368,931
18,290	Suncorp-Metway, Ltd.	173,102
641	Swiss Life Holding AG, Registered Shares	317,828
2,873	Swiss Re AG	292,213
10,600	T&D Holdings, Inc.	115,629
2,128	Talanx AG	92,168
3,600	Tokio Marine Holdings, Inc.	180,693
3,403	Topdanmark A/S	191,958
23	Trisura Group, Ltd.*	527
2,610	Tryg A/S	84,867
21,980	Unipol Gruppo Finanziario SpA	106,796
30,192	UnipolSai SpA	77,413
5,179	Uniqa Insurance Group AG	48,249
54	Vaudoise Assurances Holding SA	27,670
2,033	Vienna Insurance Group Weiner Staeditische Versicherung AG	52,119
1,796	Wuestenrot & Wuerttembergische AG	38,629
2,083	Zurich Insurance Group AG	725,623

		11,696,643

Interactive Media & Services (0.3%):
641	Adevinta ASA, Class A*	7,134
435	Adevinta ASA, Class B*	4,804
22,069	Auto Trader Group plc(a)	153,776
9,425	Carsales.com, Ltd.	89,669
1,200	Dip Corp.	20,138
10,396	Domain Holdings Australia, Ltd.	23,245
5,600	Gree, Inc.	26,109
3,100	Gurunavi, Inc.	19,181
800	Itokuro, Inc.*	10,283
3,100	Kakaku.com, Inc.	60,013
3,400	Lifull Co., Ltd.	15,804
3,000	mixi, Inc.	60,094
4,200	Mti, Ltd.	29,815
1,012	REA Group, Ltd.	68,337
29,220	Rightmove plc	198,506
1,046	Scout24 AG(a)	55,491
12,657	Solocal Group*	13,075
135	Xing AG	57,651
8,400	Yahoo! Japan Corp.	24,694
1,700	Zigexn Co., Ltd.	12,488

		950,307

Internet & Direct Marketing Retail (0.2%):
1,900	Belluna Co., Ltd.	12,993
18,446	Boohoo Group plc*	49,747
3,809	Dustin Group AB(a)	35,053
1,200	Enigmo, Inc.*	27,024
1,100	Istyle, Inc.*	7,645
22,749	Moneysupermarket.com Group plc	119,239
2,799	Ocado Group plc*	41,479
7,306	On The Beach Group plc(a)	44,306
800	Open Door, Inc.*	20,736
9,400	Rakuten, Inc.	112,116
3,182	Rocket Internet SE*(a)	91,735
3,200	Start Today Co., Ltd.	60,062
1,817	Takkt AG	26,438
2,580	Webjet, Ltd.	24,661

		673,234

Shares		Fair Value
Common Stocks, continued
IT Services (1.5%):
1,366	AddNode Group AB	$22,652
370	Allgeier SE	10,943
1,611	Alten SA	193,048
9,025	Altran Technologies SA	143,189
3,748	Amadeus IT Holding SA	296,524
5,410	Appen, Ltd.	106,748
5,372	ARQ Group, Ltd.	2,635
5,628	Atea ASA	76,557
2,079	Atos Origin SA	173,783
1,266	Bechtle AG	145,358
2,722	Cancom Se	144,569
2,335	Capgemini SA	290,461
2,893	CGI, Inc.*	222,095
4,933	Columbus A/S	9,320
5,725	Computacenter plc	96,970
6,694	Computershare, Ltd.	76,287
800	Comture Corp.	28,567
1,100	Densan System Co., Ltd.	33,566
317	Devoteam SA	37,913
1,400	DTS Corp.	29,239
8,624	Econocom Group SA/NV	30,819
1,000	E-Guardian, Inc.	17,168
6,228	Equiniti Group plc(a)	17,402
3,891	Fdm Group Holdings plc	46,057
457	Formula Systems 1985, Ltd.	23,618
3,200	Fujitsu, Ltd.	222,792
800	Future Corp.	15,801
6,665	Global Dominion Access SA*(a)	34,135
3,000	GMO Internet, Inc.	54,523
400	GMO Payment Gateway, Inc.	27,585
287	Groupe Open	5,798
6,538	Indra Sistemas SA*	66,082
1,200	Infocom Corp.	27,385
800	Information Development Co., Ltd.	8,656
700	Information Services Internati	22,399
2,776	Iomart Group plc	11,425
1,500	IT Holdings Corp.	76,360
1,100	Itochu Techno-Solutions Corp.	28,241
400	Kanematsu Electronics, Ltd.	11,086
1,915	Knowit AB	44,109
19,141	Link Administration Holdings, Ltd.	67,401
2,100	Mamezou Holdings Co., Ltd.	24,766
896	Matrix It, Ltd.	12,922
300	Mitsubishi Research Institute	9,373
9,872	NCC Group plc	20,552
700	NEC Networks & System Integrat	17,897
4,926	Nextdc, Ltd.*	22,459
3,000	Nihon Unisys, Ltd.	100,924
2,556	Nomura Research Institute, Ltd.	41,076
800	NS Solutions Corp.	25,477
1,100	Nsd Co., Ltd.	31,850
5,500	NTT Data Corp.	73,419
200	OBIC Co., Ltd.	22,710
4,539	Ordina NV	9,291
1,400	Otsuka Corp.	56,427
1,200	Poletowin Pitcrew Holdings, Inc.	12,684
663	Reply SpA	45,113

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
800	SCSK Corp.	$39,304
159	Shopify, Inc., Class A*	47,724
800	Softbank Technology Corp.	17,391
2,531	Softcat plc	31,330
1,500	Softcreate Holdings Corp.	20,849
700	Sopra Steria Group	81,577
16,000	Sunevision Holdings, Ltd.	13,934
1,200	TDC Soft, Inc.	9,618
1,400	TechMatrix Corp.	26,333
2,503	The Citadel Group, Ltd.	8,097
3,261	Tieto OYJ	96,597
1,140	Wirecard AG	191,769
1,398	Worldline SA*(a)	101,727

		4,212,456

Leisure Products (0.3%):
1,179	Accell Group	32,500
406	BRP, Inc.	14,511
2,500	Furyu Corp.	26,415
1,319	Games Workshop Group plc	83,175
800	Globeride, Inc.	24,888
72,000	Goodbaby International Holdings, Ltd.*	16,327
1,200	Heiwa Corp.	24,676
700	Kawai Musical Instruments Manufacturing Co., Ltd.	20,456
500	Mars Group Holdings Corp.	9,194
2,702	Maytronics, Ltd.	18,655
1,600	Mizuno Corp.	36,240
3,300	Namco Bandai Holdings, Inc.	160,486
26,132	Photo-Me International plc	32,038
1,200	Sankyo Co., Ltd.	43,488
3,600	Sega Sammy Holdings, Inc.	43,838
1,337	Spin Master Corp.*(a)	38,668
1,169	Technogym SpA(a)	13,012
3,689	Thule Group AB (The)(a)	91,180
4,700	Tomy Co., Ltd.	54,767
385	Trigano SA	35,149
700	Universal Entertainment Corp.	20,921
500	Yamaha Corp.	23,810

		864,394

Life Sciences Tools & Services (0.5%):
940	AddLife AB	29,376
2,607	Biotage AB	30,588
600	Cmic Holdings Co., Ltd.	11,487
1,200	Eps Holdings, Inc.	18,677
478	Eurofins Scientific SE	211,402
3,824	Evotec AG*	106,853
1,884	Gerresheimer AG	138,780
1,600	Linical Co., Ltd.	14,822
1,524	Lonza Group AG, Registered Shares	514,522
3,203	Qiagen NV*	129,882
876	Sartorius Stedim Biotech	138,127
185	Siegfried Holding AG	64,467

		1,408,983

Machinery (4.0%):
6,065	Aalberts Industries NV	238,381
1,100	AG Growth International, Inc.	46,204
2,600	Aichi Corp.	16,830

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,000	Aida Engineering, Ltd.	$15,499
4,185	Alfa Laval AB	91,357
1,607	Alimak Group AB(a)	24,694
900	Alinco, Inc.	8,102
789	Alstom SA	36,598
5,000	Amada Holdings Co., Ltd.	56,878
2,790	Andritz AG	105,142
2,000	Anest Iwata Corp.	17,855
2,700	Asahi Diamond Industrial Co., Ltd.	16,548
2,774	Atlas Copco AB	79,625
4,706	Atlas Copco AB, Class A	150,503
1,149	Ats Automation Tooling Systems, Inc.*	18,691
1,300	Bando Chemical Industries, Ltd.	12,306
3,116	Beijer Alma AB, Class B	41,493
506	Bobst Group SA	37,407
12,886	Bodycote plc	135,242
337	Bucher Industries AG	116,192
87	Burckhardt Compression Holding	23,167
1,623	Cargotec OYJ	61,593
500	Chugai Ro Co., Ltd.	7,518
2,600	CKD Corp.	26,502
17,805	CNH Industrial NV	182,075
2,050	Concentric AB	30,728
1,110	Construcc y Aux de Ferrocarr SA	50,855
68	Conzzeta AG	57,757
234	Daetwyler Holding AG	35,637
900	Daifuku Co., Ltd.	50,793
1,900	Daihatsu Diesel Manufacturing Co., Ltd.	11,984
2,100	Daiwa Industries, Ltd.	21,920
7,304	Deutz AG	71,158
3,500	DMG Mori Co., Ltd.	56,317
2,668	Duerr AG	90,899
4,100	Ebara Corp.	111,690
2,774	Epiroc AB	27,492
3,946	Epiroc AB, Class A	41,106
1,500	Exco Technologies, Ltd.	8,878
500	FANUC Corp.	92,830
114	Feintool International Holding AG	8,108
19,282	Fincantieri SpA	21,591
1,579	Fluidra SA*	20,858
3,200	Fuji Machine MFG. Co., Ltd.	40,825
1,000	Fukushima Industries Corp.	32,944
1,700	Furukawa Co., Ltd.	22,097
5,412	GEA Group AG	153,715
303	Georg Fischer AG	289,760
1,238	Gima Tt SpA(a)	11,463
2,500	Glory, Ltd.	66,497
2,253	Haldex AB	13,845
600	Harmonic Drive Systems, Inc.	23,278
26,103	Heidelberger Druckmaschinen AG*^	41,886
9,700	Hino Motors, Ltd.	81,810
400	Hirata Corp.	23,161
1,200	Hisaka Works, Ltd.	9,711
2,600	Hitachi Construction Machinery Co., Ltd.	67,884
12,300	Hitachi Zosen Corp.	45,163
400	Hoshizaki Electric Co., Ltd.	29,748
500	Hosokawa Micron Corp.	21,161

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,700	IHI Corp.	$65,299
17,676	IMI plc	233,447
614	Industria Macchine Automatiche	50,849
1,933	Interpump Group SpA	59,357
27	Interroll Holding AG, Registered Shares	67,869
1,300	Iseki & Co., Ltd.	18,435
3,200	Japan Steel Works, Ltd. (The)	53,695
8,700	JTEKT Corp.	105,880
2,600	Juki Corp.	24,057
3,751	Jungheinrich AG	115,558
609	Kardex AG	106,486
900	Kato Works Co., Ltd.	16,808
5,400	Kawasaki Heavy Industries, Ltd.	128,098
2,997	Kion Group AG	188,884
400	Kitagawa Iron Works Co., Ltd.	7,817
1,400	Kito Corp.	21,666
5,100	Kitz Corp.	35,803
572	Koenig & Bauer AG	23,578
13,400	Komatsu, Ltd.	324,769
184	Komax Holding AG	40,927
2,900	Komori Corp.	31,571
2,802	Kone OYJ, Class B	165,332
2,928	Konecranes OYJ	111,757
354	Krones AG	28,552
3,100	Kubota Corp.	51,695
1,800	Kurita Water Industries, Ltd.	44,860
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,479
1,200	Makino Milling Machine Co., Ltd.	48,626
600	Makita Corp.	20,446
586	Manitou Bf SA	18,146
800	Max Co., Ltd.	11,581
2,600	Meidensha Corp.	40,779
400	Metawater Co., Ltd.	12,396
5,870	Metso Corp. OYJ	230,588
8,632	Minebea Co., Ltd.	146,842
1,700	Misumi Group, Inc.	42,841
1,900	Mitsubishi Heavy Industries, Ltd.	82,837
1,000	Mitsubishi Logisnext Co., Ltd.	10,699
700	Mitsuboshi Belting Co., Ltd.	12,406
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	26,818
700	Miura Co., Ltd.	21,668
22,736	Morgan Advanced Materials plc	80,511
1,500	Morita Holdings Corp.	26,316
2,100	Nabtesco Corp.	58,681
1,100	Nachi-Fujikoshi Corp.	45,648
2,000	Namura Shipbuilding Co., Ltd.	5,627
2,956	NFI Group, Inc.	83,303
4,300	NGK Insulators, Ltd.	62,869
1,569	Nilfisk Holding A/S*	43,861
1,000	Nippon Sharyo, Ltd.*	24,648
3,900	Nippon Thompson Co., Ltd.	17,640
700	Nissei ASB Machine Co., Ltd.	16,803
400	Nitta Corp.	11,360
500	Nitto Kohki Co., Ltd.	9,815
300	Noritake Co., Ltd.	12,604
2,186	Norma Group SE	90,555
1,000	NS Tool Co., Ltd.	19,852

Shares		Fair Value
Common Stocks, continued
Machinery, continued
14,000	NSK, Ltd.	$125,827
34,000	NTN Corp.	101,385
700	Obara Group, Inc.	23,747
10,003	OC Oerlikon Corp. AG	122,208
700	Oiles Corp.	10,272
1,000	Okuma Corp.	51,507
400	Organo Corp.	13,334
3,000	OSG Corp.	59,329
2,177	Outotec OYJ*	11,498
1,462	Palfinger AG	44,875
645	Pfeiffer Vacuum Technology AG	94,527
4,300	Punch Industry Co., Ltd.	22,474
118	Rational AG	81,222
70	Rieter Holding AG	10,661
51,599	Rotork plc	207,545
1,800	Ryobi, Ltd.	34,142
18,878	Sandvik AB	347,011
332	Schindler Holding AG, Registered Shares	72,546
18,300	SembCorp Marine, Ltd.*	20,517
891	Sfs Group AG	75,984
1,200	Shima Seiki Manufacturing, Ltd.	35,494
4,000	Shinmaywa Industries, Ltd.	50,966
2,200	Sintokogio, Ltd.	19,291
3,528	Skellerup Holdings, Ltd.	5,687
7,796	SKF AB, Class B	143,436
200	SMC Corp.	74,890
2,300	Sodick Co., Ltd.	19,926
2,119	Spirax-Sarco Engineering plc	247,143
891	Stabilus SA	41,326
1,600	Star Micronics Co., Ltd.	20,875
750	Sulzer AG, Registered Shares	82,021
3,200	Sumitomo Heavy Industries, Ltd.	110,411
14,200	Sunningdale Tech, Ltd.	14,509
2,800	Tadano, Ltd.	29,510
3,000	Takeuchi Manufacturing Co., Ltd.	53,896
3,400	Takuma Co., Ltd.	42,358
5,654	Talgo SA*(a)	35,198
478	Technotrans SE	11,819
800	Teikoku Electric Manufacturing Co., Ltd.	9,393
4,200	THK Co., Ltd.	100,992
5,700	Tocalo Co., Ltd.	41,823
1,200	Tokyo Keiki, Inc.	10,705
1,400	Torishima Pump Manufacturing Co., Ltd.	13,759
1,000	Toshiba Machine Co., Ltd.	23,027
3,695	Trelleborg AB	52,491
1,098	Troax Group AB	11,238
2,700	Tsubaki Nakashima Co., Ltd.	44,329
1,400	Tsubakimoto Chain Co.	45,846
4,900	Tsugami Corp.	42,174
1,200	Tsukishima Kikai Co., Ltd.	13,753
600	Tsurumi Manufacturing Co., Ltd.	10,906
7,579	Valmet Corp.	189,116
957	Vat Group AG(a)	117,952
7,951	Vesuvius plc	55,521
5,758	Volvo AB, Class A	91,266
27,562	Volvo AB, Class B	437,611
689	Vossloh AG	25,299

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,416	Wacker Neuson SE	$35,576
7,232	Wartsila Corp. OYJ, Class B	104,875
560	Washtec AG	38,069
1,192	Weir Group plc (The)	23,411
3,000	Yamabiko Corp.	26,159
20,100	Yangzijiang Shipbuilding Holdings, Ltd.	22,795
5,060	Zardoya Otis SA	38,427

		11,020,125

Marine (0.3%):
32	A.P. Moeller — Maersk A/S, Class A	37,177
59	A.P. Moeller — Maersk A/S, Class B	73,241
3,578	American Shipping Co. ASA	14,749
556	Clarkson plc	17,771
1,333	D/S Norden A/S	19,184
1,685	DFDS A/S	71,466
1,192	Hapag-Lloyd AG(a)	52,205
3,300	Iino Kaiun Kaisha, Ltd.	11,020
9,940	Irish Continental Group	49,271
3,700	Kawasaki Kisen Kaisha, Ltd.*	45,075
894	Kuehne & Nagel International AG, Registered Shares	132,769
3,600	Mitsui O.S.K. Lines, Ltd.	86,476
102,930	MMA Offshore, Ltd.*	12,616
3,900	Nippon Yusen Kabushiki Kaisha	62,781
600	NS United Kaiun Kaisha, Ltd.	12,359
246,000	Pacific Basin Shipping, Ltd.	45,081
89,000	Sitc International Holdings Co., Ltd.	91,123
1,962	Stolt-Nielsen, Ltd.	23,882

		858,246

Media (1.5%):
1,267	4imprint Group plc	43,408
5,715	Aimia, Inc.*	16,673
18,743	Altice NV, Class A*	67,361
1,460	Altice NV, Class B*	5,232
65	APG SGA SA	18,414
14,475	Arnoldo Mondadori Editore SpA*	26,059
2,124	Ascential plc(a)	9,619
4,886	Atresmedia Corp. de Medios de Comuicacion SA^	23,896
2,057	Axel Springer AG	144,978
1,891	Bloomsbury Publishing plc	5,451
6,744	Cairo Communication SpA	20,255
1,000	Carta Holdings, Inc.	12,157
1,001	Cogeco Communications, Inc.	71,998
400	Cogeco, Inc.	25,526
5,394	Corus Entertainment, Inc.	25,293
1,600	Cyberagent, Inc.	58,160
3,302	Daily Mail & General Trust plc	32,808
1,300	Dentsu, Inc.	45,514
3,391	Euromoney Institutional Investor plc	56,182
8,672	Eutelsat Communications SA	162,158
1,700	F@n Communications, Inc.	8,868
800	Fuji Media Holdings, Inc.	11,171
4,000	Hakuhodo DY Holdings, Inc.	67,545
8,376	HT&E, Ltd.	10,365
16,925	Informa plc	179,644
2,000	Intage Holdings, Inc.	17,483
1,711	Ipsos	45,129

Shares		Fair Value
Common Stocks, continued
Media, continued
39,557	ITE Group plc	$35,970
78,966	ITV plc	108,295
9,582	Ive Group, Ltd.	13,862
1,344	JCDecaux SA	40,703
2,300	Kadokawa Dwango Corp.	31,181
2,312	Kin And Carta plc	3,083
7,566	Lagardere SCA	196,969
3,548	Liberty Global plc, Series C*	94,128
1,449	Liberty Global plc, Class A*	39,109
2,546	M6 Metropole Television SA	48,266
1,300	Macromill, Inc.	15,582
11,389	Mediaset Espana Comunicacion SA	82,900
24,075	Mediaset SpA*	78,685
60,406	Nine Entertainment Co. Holdings, Ltd.	79,625
8,170	Ooh!media, Ltd.	22,428
7,451	Pearson plc	77,623
3,968	Pearson plc, ADR^	41,108
13,544	Promotora de Informaciones SA*	22,152
5,840	Publicis Groupe SA^	308,282
4,026	Quebecor, Inc., Class B	95,900
13,261	Reach plc	13,141
1,406	RTL Group	72,133
4,177	Sanoma OYJ	40,293
641	Schibsted ASA, Class A	17,714
435	Schibsted ASA, Class B	11,370
16,754	SES Global, Class A	262,278
60,999	Seven West Media, Ltd.*	19,965
7,456	Shaw Communications, Inc.	151,953
44,700	Singapore Press Holdings, Ltd.	80,829
18,618	Sky Network Television, Ltd.	14,762
7,900	SKY Perfect JSAT Holdings, Inc.	30,936
4,175	Societe Television Francaise 1	44,063
500	SoldOut, Inc.	10,653
44,663	Southern Cross Media Group, Ltd.	39,258
1,167	Stroeer Media SE	87,678
232	Tamedia AG, Registered Shares	25,285
1,586	Telenet Group Holding NV	88,431
15,000	Television Broadcasts, Ltd.	25,099
1,900	Tokyo Broadcasting System Hold	32,527
1,400	TV Asahi Holdings Corp.	22,639
500	TV Tokyo Holdings Corp.	10,878
1,000	ValueCommerce Co., Ltd.	22,947
500	Wowow, Inc.	12,328
18,270	WPP plc	230,391
700	Zenrin Co., Ltd.	12,375
17,434	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	114,538

		4,141,662

Metals & Mining (5.3%):
8,736	Acacia Mining plc*	19,707
7,920	Acerinox SA	79,511
2,296	Agnico Eagle Mines, Ltd.	117,647
400	Aichi Steel Corp.	11,678
16,681	Alacer Gold Corp.*	57,964
14,461	Alamos Gold, Inc., Class A	87,248
2,200	Altius Minerals Corp.	21,372
12,599	Alumina, Ltd.	20,641

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
2,182	Amg Advanced Metallurgical Group N.V.	$67,732
34,264	Anglo American plc	979,896
6,845	Antofagasta plc	81,019
1,971	Aperam SA	55,649
11,577	ArcelorMittal	207,266
12,400	Argonaut Gold, Inc.*	16,857
1,100	Asahi Holdings, Inc.	22,344
8,215	Asanko Gold, Inc.*	5,207
63,720	Aurelia Metals, Ltd.*	22,110
1,731	Aurubis AG	84,285
31,662	Ausdrill, Ltd.	40,612
58,345	B2Gold Corp.*	177,343
30,855	Barrick Gold Corp.	487,072
2,708	Bekaert NV	72,687
35,937	BHP Billiton, Ltd.	1,040,829
10,342	Billiton plc, ADR	528,580
25,458	BlueScope Steel, Ltd.	216,056
9,186	Boliden AB	235,036
17,700	Capstone Mining Corp.*	7,975
73,572	Centamin plc	107,029
9,200	Centerra Gold, Inc.*	64,781
4,374	Central Asia Metals plc	11,909
16,254	China Gold International Resources Corp., Ltd.*	20,358
5,800	Continental Gold, Inc.*	16,788
1,300	Daido Steel Co., Ltd.	49,447
2,700	Daiki Aluminium Industry Co., Ltd.	18,942
9,900	Detour Gold Corp.*	124,903
2,600	DOWA Mining Co.	83,734
13,600	Dundee Precious Metals, Inc.*	50,686
7,762	Eldorado Gold Corp.*	45,111
3,600	Endeavour Mining Corp.*	58,699
539	Eramet	35,949
40,854	Evolution Mining, Ltd.	125,275
16,814	EVRAZ plc	142,524
22,438	Ferrexpo plc	79,012
7,009	First Majestic Silver Corp.*	55,348
8,602	First Quantum Minerals, Ltd.	81,724
86,302	Fortescue Metals Group, Ltd.	549,231
5,947	Fortuna Silver Mines, Inc.*	16,941
327	Franco Nevada Corp.	27,756
3,312	Fresnillo plc	36,651
217,124	Glencore International plc	755,382
1,100	Godo Steel, Ltd.	20,133
44,721	Gold Road Resources, Ltd.*	31,108
4,758	Granges AB	54,543
5,096	Guyana Goldfields, Inc.*	4,009
18,140	Highland Gold Mining, Ltd.	46,964
7,250	Hill & Smith Holdings plc	107,799
4,300	Hitachi Metals, Ltd.	48,714
15,125	Hochschild Mining plc	36,799
18,195	Hudbay Minerals, Inc.	98,520
12,542	IAMGOLD Corp.*	42,432
5,323	Iluka Resources, Ltd.	40,334
14,498	Imdex, Ltd.	13,299
17,091	Independence Group NL	56,778
23,446	Ivanhoe Mines, Ltd., Class A*	74,489
7,900	JFE Holdings, Inc.	116,313

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
50,009	Jupiter Mines, Ltd.	$12,134
14,214	Kazakhmys plc	109,403
84,792	Kinross Gold Corp.*	327,667
4,744	Kirkland Lake Gold, Ltd.	204,412
10,600	Kobe Steel, Ltd.	69,548
1,800	Kyoei Steel, Ltd.	31,770
800	Labrador Iron Ore Royalty Corp.	21,396
4,400	Leagold Mining Corp.*	6,687
14,207	Lucara Diamond Corp.	17,143
29,301	Lundin Mining Corp.	161,341
54,377	Lynas Corp., Ltd.*	98,192
11,288	MACA, Ltd.	7,129
48,387	Macmahon Holdings, Ltd.*	6,284
4,545	Major Drilling Group International, Inc.*	14,683
176,000	Midas Holdings, Ltd.*	4,684
10,123	Mineral Resources, Ltd.	106,675
4,300	Mitsubishi Materials Corp.	122,607
500	Mitsubishi Steel Manufacturing Co., Ltd.	5,883
4,200	Mitsui Mining & Smelting Co., Ltd.	100,956
52,117	Mount Gibson Iron, Ltd.	37,506
2,200	Neturen Co., Ltd.	17,672
27,410	New Gold, Inc.*	26,585
6,939	Newcrest Mining, Ltd.	155,925
6,200	Nippon Denko Co., Ltd.	11,890
37,000	Nippon Light Metal Holdings Co.	80,236
8,595	Nippon Steel Corp.	147,843
9,300	Nippon Yakin Kogyo Co., Ltd.	19,499
200	Nittetsu Mining Co., Ltd.	8,672
32,791	Norsk Hydro ASA	117,740
25,339	Northern Star Resources, Ltd.	207,734
4,300	Nyrstar NV*^	929
39,028	OceanaGold Corp.	106,706
21,175	OM Holdings, Ltd.	12,181
500	Osaka Steel Co., Ltd.	8,144
6,900	Osisko Gold Royalties, Ltd.	71,930
18,826	Outokumpu OYJ^	64,219
17,375	OZ Minerals, Ltd.	122,643
900	Pacific Metals Co., Ltd.	18,643
1,752	Pan American Silver Corp.	22,618
8,517	Pan American Silver Corp.	110,121
73,744	Perseus Mining, Ltd.*	30,382
57,911	Petra Diamonds, Ltd.*	14,436
176,214	Petropavlovsk plc*	21,959
5,733	Pretium Resources, Inc.*	57,312
23,878	Ramelius Resources, Ltd.*	12,192
30,571	Regis Resources, Ltd.	113,644
45,534	Resolute Mining, Ltd.	42,842
550	Rio Tinto plc	33,925
11,161	Rio Tinto plc, Registered Shares, ADR	695,777
5,809	Rio Tinto, Ltd.	423,788
6,000	Sabina Gold & Silver Corp.*	6,094
2,148	Salzgitter AG	61,486
11,858	Sandfire Resources NL	55,871
9,442	Sandstorm Gold, Ltd.*	52,424
1,600	Sanyo Special Steel Co., Ltd.	22,195
29,450	Saracen Mineral Holdings, Ltd.*	76,210
21,718	Schmolz + Bickenbach AG*	10,419

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
16,210	Semafo, Inc.*	$63,879
17,782	Sibanye Gold, Ltd.*	21,015
32,896	Silver Lake Resources, Ltd.*	28,923
7,261	Sims Metal Management, Ltd.	55,486
82,830	South32, Ltd.	185,078
4,092	SSAB AB, Class A^	14,273
15,312	SSAB AB, Class B	46,627
4,935	SSR Mining, Inc.*	67,539
43,997	St. Barbara, Ltd.	90,812
26,500	Stornoway Diamond Corp.*	506
4,200	Sumitomo Metal & Mining Co., Ltd.	125,927
2,878	Syrah Resources, Ltd.*(b)	1,781
14,391	Syrah Resources, Ltd.*	8,907
10,787	Teck Cominco, Ltd., Class B	248,956
7,385	Teck Resources, Ltd., Class B	170,298
9,775	Teranga Gold Corp.*	29,936
3,912	ThyssenKrupp AG^	57,196
1,900	Toho Titanium Co., Ltd.	19,343
700	Toho Zinc Co., Ltd.	16,256
1,100	Tokyo Rope Manufacturing Co. LT	10,215
1,500	Tokyo Steel Manufacturing Co., Ltd.	11,361
1,300	Topy Industries, Ltd.	30,563
4,685	Torex Gold Resources, Inc.*	48,160
9,694	Trevali Mining Corp.*	2,073
33,241	Turquoise Hill Resources, Ltd.*	41,380
1,500	UACJ Corp.	25,617
6,764	Voestalpine AG	208,953
14,139	Western Areas, Ltd.	19,541
12,239	Westgold Resources, Ltd.*	16,114
2,702	Wheaton Precious Metals Corp.	65,334
2,296	Wheaton Precious Metals Corp.	55,533
42,447	Yamana Gold, Inc.	107,625
1,600	Yamato Kogyo Co., Ltd.	46,765
800	Yodogawa Steel Works, Ltd.	15,587

		14,601,282

Multiline Retail (0.6%):
54,808	B&M European Value Retail SA	232,408
1,147	Canadian Tire Corp., Class A	124,985
53,885	Debenhams plc*	1,252
2,909	Dollarama, Inc.	102,350
1,400	Don Quijote Co., Ltd.	88,998
15,946	Europris ASA(a)	49,464
500	Fuji Co., Ltd./Ehime	8,446
2,400	H2O Retailing Corp.	27,716
24,471	Harvey Norman Holdings, Ltd.	70,055
3,882	Hudson’s Bay Co.	28,461
10,400	Isetan Mitsukoshi Holdings, Ltd.	84,250
900	Izumi Co., Ltd.	36,414
4,300	J. Front Retailing Co., Ltd.	49,414
400	Kintetsu Department Store Co., Ltd.	11,853
24,500	Lifestyle International Holdings, Ltd.	35,746
73,250	Marks & Spencer Group plc	196,453
1,300	MARUI Group Co., Ltd.	26,505
30,000	Metro Holdings, Ltd.	22,413
47,139	Myer Holdings, Ltd.*	18,024
1,643	Next plc	115,289
2,100	Parco Co., Ltd.	21,130

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
2,535	Reject Shop, Ltd. (The)	$3,256
500	Ryohin Keikaku Co., Ltd.	90,481
600	Sanyo Electric Railway Co., Ltd.	11,641
1,000	Seria Co., Ltd.	23,115
4,000	Takashimaya Co., Ltd.	43,908
5,864	Tokmanni Group Corp.	53,462
4,000	Wing On Company International, Ltd.	12,904

		1,590,393

Multi-Utilities (0.8%):
3,187	Acea SpA	60,621
3,186	AGL Energy, Ltd.	44,777
4,285	Algonquin Power & Utilities Corp.	51,935
905	Atco, Ltd.	30,508
1,466	Canadian Utilities, Ltd., Class A	41,380
93,709	Centrica plc	104,451
40,123	E.ON SE	435,651
17,405	Engie Group	264,241
8,483	Hera SpA	32,458
23,167	Iren SpA	60,144
65,748	ITL AEM SpA	113,973
2,700	Just Energy Group, Inc.	11,609
110,123	Keppel Infrastructure Trust	41,117
3,070	National Grid plc, ADR	163,263
18,815	Ren — Redes Energeticas Nacion	51,566
11,249	RWE AG	277,235
7,455	Suez Environnement Co.	107,553
3,114	Telecom Plus plc	55,752
6,009	Vector, Ltd.	15,269
4,208	Veolia Environnement SA	102,567

		2,066,070

Oil, Gas & Consumable Fuels (6.2%):
9,181	Advantage Oil & Gas, Ltd.*	11,429
24,155	Africa Oil Corp.*	23,797
145,000	Agritrade Resources, Ltd.	20,976
2,005	Aker BP ASA	57,834
7,200	Anglo Pacific Group plc	18,946
18,944	ARC Resources, Ltd.	92,738
18,809	Athabasca Oil Corp.*	10,630
2,064	Baytex Energy Corp.*	3,179
25,572	Baytex Energy Corp.*	39,645
103,499	Beach Energy, Ltd.	145,943
17,741	Birchcliff Energy, Ltd.	35,227
15,440	Bonavista Energy Corp.	5,778
1,208	Bonterra Energy Corp.	4,991
32,835	BP plc	229,419
49,270	BP plc, ADR	2,054,560
173,000	Brightoil Petroleum Holdings, Ltd.*	24,916
2,656	BW LPG, Ltd.*(a)	12,965
26,063	Cairn Energy plc*	57,480
12,816	Caltex Australia, Ltd.	222,852
9,946	Cameco Corp.	106,646
5,227	Cameco Corp.	56,086
16,028	Canadian Natural Resources, Ltd.	432,274
10,058	Canadian Natural Resources, Ltd.	271,230
3,012	Cardinal Energy, Ltd.	5,521
7,600	Cenovus Energy, Inc.	67,038
11,375	Cenovus Energy, Inc.	100,328

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,100	China Aviation Oil Singapore Corp., Ltd.	$12,814
40,015	Cooper Energy, Ltd.*	15,228
3,700	Cosmo Energy Holdings Co., Ltd.	83,732
8,781	Crescent Point Energy	28,977
7,561	Crescent Point Energy Corp.	25,003
8,223	Crew Energy, Inc.*	5,087
854	CropEnergies AG	6,019
265	Delek Group, Ltd.	45,653
39,162	Dno ASA	71,237
9,137	Enagas SA^	244,062
8,022	Enbridge, Inc.	289,782
13,160	EnCana Corp.	67,539
1,055	EnCana Corp.	5,412
17,700	Enerplus Corp.	133,149
43,854	ENI SpA	726,224
114,028	EnQuest plc*	28,754
1,004	Equital, Ltd.*	31,548
1,390	Etablissements Maurel et Prom SA	4,607
7,625	Euronav NV	71,431
1,579	Exmar NV*	10,050
1,267	FLEX LNG, Ltd.*	14,962
3,700	Freehold Royalties, Ltd.	23,934
1,400	Frontera Energy Corp.	14,477
3,784	Frontline, Ltd.*	30,709
3,100	Fuji Oil Co., Ltd.	7,592
7,147	Galp Energia SGPS SA	110,149
734	Gaztransport et Technigaz SA	73,561
6,249	Genel Energy plc	15,380
5,650	Gibson Energy, Inc.	100,754
19,607	Gran Tierra Energy, Inc.*	30,697
22,859	Gulf Keystone Petroleum, Ltd.	65,653
4,281	Hoegh Lng Holdings, Ltd.	17,621
11,767	Husky Energy, Inc.	111,523
5,300	Idemitsu Kosan Co., Ltd.	161,155
2,500	Imperial Oil, Ltd.	69,230
1,542	Imperial Oil, Ltd.	42,667
13,700	INPEX Corp.	124,893
6,882	Inter Pipeline, Ltd.	107,062
2,244	International Petroleum Corp.*	9,991
3,600	Itochu Enex Co., Ltd.	28,890
1,000	Japan Petroleum Exploration Co., Ltd.	23,375
69,100	JX Holdings, Inc.	345,362
11,060	Karoon Gas Australia, Ltd.*	7,419
7,300	Kelt Exploration, Ltd.*	21,743
7,446	Keyera Corp.	191,638
599	Kinder Morgan Canada, Ltd.(a)	5,339
2,385	Koninklijke Vopak NV	110,181
2,011	Lundin Petroleum AB	62,613
10,707	MEG Energy Corp.*	41,049
1,502	Naphtha Israel Petroleum Corp.	9,821
11,451	Neste Oil OYJ	389,159
14,065	New Hope Corp., Ltd.	26,802
7,392	New Zealand Refining Co., Ltd. (The)	10,370
64,000	NewOcean Energy Holdings, Ltd.*	14,497
21,200	Nippon Coke & Engineering Co., Ltd.	17,957
7,654	Nuvista Energy, Ltd.*	15,257
4,687	Obsidian Energy, Ltd.*	5,584

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
104,047	Oil Refineries, Ltd.*	$53,444
21,604	Oil Search, Ltd.	107,575
2,596	OMV AG	126,471
33,611	Origin Energy, Ltd.	172,817
7,550	Painted Pony Energy, Ltd.*	5,535
1,307	Paramount Resouces, Ltd., Class A*	6,518
9,663	Parex Resources, Inc.*	155,048
5,800	Parkland Fuel Corp.	184,046
587	Paz Oil Co., Ltd.	82,609
1,584	Pembina Pipeline Corp.	58,941
40,966	Pengrowth Energy Corp.*	15,330
6,660	Peyto Exploration & Development Corp.	19,938
5,032	Prairiesky Royalty, Ltd.	70,711
61,033	Premier Oil plc*	59,600
8,798	Repsol SA	137,887
19,457	Royal Dutch Shell plc, Class A, ADR	1,266,067
16,231	Royal Dutch Shell plc, Class B, ADR	1,067,026
1,600	Sala Corp.	8,615
4,000	San-Ai Oil Co., Ltd.	38,926
35,592	Santos, Ltd.	177,331
27,521	Saras SpA	41,357
36,000	Savannah Petroleum plc*	7,975
59,700	Senex Energy, Ltd.*	14,913
13,762	Seven Generations Energy*	67,475
400	Sinanen Holdings Co., Ltd.	6,801
12,876	Snam SpA	64,043
12,892	Soco International plc	11,425
21,115	Statoil ASA	418,505
12,179	Stobart Group, Ltd.	17,157
18,111	Suncor Energy, Inc.	564,338
9,784	Suncor Energy, Inc.	305,235
38,370	Sundance Energy Australia, Ltd.*	7,488
16,600	Tamarack Valley Energy, Ltd.*	26,496
3,152	TC Energy Corp.	156,087
13,400	Tidewater Midstream and Infrastructure, Ltd.	14,634
8,990	Torc Oil & Gas, Ltd.	28,081
1,559	Torm plc*	13,545
35,067	Total SA	1,961,523
11,630	Tourmaline Oil Corp.	148,151
6,518	TransGlobe Energy Corp.	9,109
103,509	Tullow Oil plc	276,976
3,072	Verbio Vereinigte Bioenergie AG	27,205
5,883	Vermilion Energy, Inc.	127,823
12,328	Whitecap Resources, Inc.	40,014
48,191	Whitehaven Coal, Ltd.	124,480
9,290	Woodside Petroleum, Ltd.	237,758
8,000	Yangarra Resources, Ltd.*	13,747
10,083	Z Energy, Ltd.	42,695

		17,067,273

Paper & Forest Products (0.7%):
1,344	Ahlstrom-Munksjo OYJ	22,123
2,718	Altri SGPS SA	18,892
5,029	Canfor Corp.*	40,827
2,751	Canfor Pulp Products, Inc.	22,564
600	Daiken Corp.	12,267
6,000	Daio Paper Corp.	70,767
11,027	Ence Energia y Celulosa S.A	49,715

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
378	Hadera Paper, Ltd.	$25,951
6,700	Hokuetsu Kishu Paper Co., Ltd.	36,242
3,678	Holmen AB, Class B	78,502
4,627	Interfor Corp.*	49,259
8,945	Metsa Board OYJ	48,021
6,301	Mondi plc	143,667
5,731	Navigator Co. SA (The)	21,879
5,800	Nippon Paper Industries Co., Ltd.	102,900
2,821	Norbord, Inc.	69,933
25,900	OYI Paper Co., Ltd.	150,065
23,088	Quintis, Ltd.*	—
1,598	Semapa-Sociedade de Investimento E Gestao	22,490
898	Stella-Jones, Inc.	32,411
11,332	Stora Enso OYJ, Registered Shares	133,159
10,437	Svenska Cellulosa AB, Class B	90,750
600	Tokushu Tokai Paper Co., Ltd.	21,027
13,480	UPM-Kymmene OYJ	358,168
3,166	West Fraser Timber Co., Ltd.	144,349
24,618	Western Forest Products, Inc.	30,082

		1,796,010

Personal Products (0.8%):
18,108	Asaleo Care, Ltd.*	11,518
458	Beiersdorf AG	54,961
16,000	Best World International, Ltd.	16,086
498	Blackmores, Ltd.	31,452
800	Fancl Corp.	19,732
300	HABA Laboratories, Inc.	23,166
1,514	Jamieson Wellness, Inc.	23,252
3,900	Kao Corp.	297,572
300	Kobayashi Pharmaceutical Co., Ltd.	21,515
400	Kose Corp.	67,289
861	L’Oreal SA	245,187
400	Milbon Co., Ltd.	19,436
1,000	Noevir Holdings Co., Ltd.	54,793
3,305	Ontex Group NV	53,212
1,486	Oriflame Holding AG	36,328
1,400	Pola Orbis Holdings, Inc.	39,203
3,000	Shiseido Co., Ltd.	226,614
9,464	Unilever NV, NYS	574,654
958	Unilever NV	58,340
366	Unilever plc	22,723
4,976	Unilever plc, ADR	308,363
1,300	Ya-Man, Ltd.	10,688

		2,216,084

Pharmaceuticals (3.1%):
287	Alk-Abello A/S*	67,010
25,941	Alliance Pharma plc	22,400
1,867	Almirall SA	34,452
1,900	Aska Pharmaceutical Co., Ltd.	22,202
9,300	Astellas Pharma, Inc.	132,804
15,563	AstraZeneca plc, ADR	642,440
5,900	Aurora Cannabis, Inc.*	46,230
1,145	Bausch Health Cos., Inc.*	28,877
8,600	Bausch Health Cos., Inc.*	217,003
6,857	Bayer AG, Registered Shares	476,158
693	Boiron SA	29,425
400	Chugai Pharmaceutical Co., Ltd.	26,168

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
600	Daiichi Sankyo Co., Ltd.	$31,332
1,600	Dainippon Sumitomo Pharma Co., Ltd.	30,406
700	Eisai Co., Ltd.	39,502
20,341	Faes Farma SA	95,974
700	Fuji Pharma Co., Ltd.	9,058
500	Fuso Pharmaceutical Industries. Ltd.	8,645
3,801	GlaxoSmithKline plc	76,072
9,143	GlaxoSmithKline plc, ADR	365,902
2,830	H. Lundbeck A/S	111,945
4,000	Haw Par Corp., Ltd.	41,765
4,811	Hikma Pharmaceuticals plc	105,493
500	Hisamitsu Pharmaceutical Co., Inc.	19,807
26,202	Indivior plc*	14,206
701	Ipsen SA	95,632
98,000	Jacobson Pharma Corp., Ltd.	19,168
1,000	Kaken Pharmaceutical Co., Ltd.	46,876
1,000	Kissei Pharmaceutical Co., Ltd.	25,042
1,700	Kyorin Holdings, Inc.	30,169
1,100	Kyowa Hakko Kogyo Co., Ltd.	19,828
98,378	Mayne Pharma Group, Ltd.*	35,290
468	Merck KGaA	48,956
4,400	Mitsubishi Tanabe Pharma Corp.	49,202
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	35,063
300	Nippon Shinyaku Co., Ltd.	21,250
16,906	Novartis AG, Registered Shares	1,546,976
9,411	Novo Nordisk A/S, Class B	480,197
1,000	Ono Pharmaceutical Co., Ltd.	17,961
1,037	Orion OYJ	37,674
4,471	Orion OYJ, Class B	163,882
1,300	Otsuka Holdings Co., Ltd.	42,493
1,732	Recipharm AB	21,161
3,141	Recordati SpA	130,902
216	Roche Holding AG	60,567
5,361	Roche Holding AG	1,509,023
600	Rohto Pharmaceutical Co., Ltd.	16,330
5,759	Sanofi-Aventis SA	498,074
1,600	Santen Pharmaceutical Co., Ltd.	26,568
1,200	Sawai Pharmaceutical Co., Ltd.	65,112
400	Seikagaku Corp.	4,598
1,400	Shionogi & Co., Ltd.	80,850
400	Taisho Pharmaceutical Holdings Co., Ltd.	30,800
2,300	Takeda Pharmacuetical Co., Ltd.	81,764
3,519	Teva Pharmaceutical Industries, Ltd.*	32,604
800	Torii Pharmaceutical Co., Ltd.	19,298
1,800	Towa Pharmaceutical Co., Ltd.	45,823
1,400	Tsumura & Co.	39,140
1,144	UCB SA	94,839
46,000	United Laboratories International Holdings, Ltd.	24,713
37,691	Vectura Group plc*	41,540
1,353	Vifor Pharma AG	195,600
116	Virbac SA*	22,181

		8,452,422

Professional Services (2.1%):
6,887	Adecco SA, Registered Shares	414,073
3,706	AF Poyry AB	83,948
1,162	Akka Technologies SA	83,623
7,788	ALS, Ltd.	40,345

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
770	Altech Corp.	$11,749
80	Amadeus Fire AG	10,905
9,096	Applus Services SA	123,722
1,000	Baycurrent Consulting, Inc.	38,862
3,600	Benefit One, Inc.	62,606
372	Bertrandt AG	26,431
7,058	Bureau Veritas SA	174,291
26,624	Capita Group plc*	35,651
180	Danel Adir Yeoshua, Ltd.	11,745
1,100	DKSH Holding, Ltd.	64,486
900	EN-Japan, Inc.	35,168
11,350	Experian plc	344,490
1,200	FULLCAST Holdings Co., Ltd.	25,612
900	Funai Soken Holdings, Inc.	21,829
175	Groupe Crit	11,797
76,397	Hays plc	152,396
2,680	Intertek Group plc	187,717
2,270	Intertrust NV(a)	46,846
5,691	Iph, Ltd.	29,834
1,700	IR Japan Holdings, Ltd.	41,074
1,000	Jac Recruitment Co., Ltd.	23,605
5,154	McMillan Shakespeare, Ltd.	44,286
1,100	Meitec Corp.	56,877
18,606	Michael Page International plc	121,506
2,597	Morneau Shepell, Inc.	58,648
1,400	Nexyz Group Corp.	28,176
2,500	Nihon M&A Center, Inc.	60,192
3,600	Nomura Co., Ltd.	45,049
3,000	Outsourcing, Inc.	36,518
2,000	Pasona Group, Inc.	28,013
1,700	Persol Holdings Co., Ltd.	40,059
5,320	Randstad Holding NV	292,155
8,900	Recruit Holdings Co., Ltd.	297,577
7,938	Reed Elsevier plc	192,889
5,236	RELX plc, ADR	127,811
2,833	Ricardo plc	27,317
6,390	Robert Walters plc	52,723
7,390	Seek, Ltd.	109,945
80	SGS SA, Registered Shares	203,914
2,100	SIGMAXYZ, Inc.	24,230
2,400	Sms Co., Ltd.	56,706
2,421	Stantec, Inc.	58,056
1,400	Stantec, Inc.	33,605
7,669	SThree plc	27,720
1,100	Tanseisha Co., Ltd.	12,794
1,200	Technopro Holdings, Inc.	63,962
2,255	Teleperformance	451,738
2,878	Thomson Reuters Corp.	185,515
1,800	Trust Tech, Inc.	25,643
1,100	Ut Group Co., Ltd.	26,834
800	Weathernews, Inc.	24,718
10,253	Wolters Kluwer NV	746,248
1,000	World Holdings Co., Ltd.	15,641
600	YAMADA Consulting Group Co., Ltd.	11,133
3,100	Yumeshin Holdings Co., Ltd.	22,168

		5,713,171

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (2.8%):
1,963	Adler Real Estate AG	$25,038
585	ADO Group, Ltd.*	8,769
902	ADO Properties SA(a)	37,304
1,200	AEON Mall Co., Ltd.	18,087
3,164	Airport City, Ltd.*	58,147
770	Allreal Holding AG	132,561
2,762	Alony Hetz Properties & Invest	35,887
492	Alrov Properties And Lodgings, Ltd.	18,444
1,000	Altus Group, Ltd.	24,492
2,393	Amot Investments, Ltd.	15,919
7,650	Aroundtown SA	63,015
18,300	Ascendas India Trust	18,399
2,512	Ashtrom Properties, Ltd.	13,603
46,000	Asia Standard International Group, Ltd.	8,695
2,076	Atrium Ljungberg AB, Class B	37,504
14,896	Aveo Group	19,673
578	Azrieli Group	38,792
45	Bayside Land Corp.	23,819
210	Big Shopping Centers, Ltd.*	15,191
3,700	Bukit Sembawang Estates, Ltd.	15,784
1,910	CA Immobilien Anlagen AG	70,108
27,445	Capital & Counties Properties plc	75,581
38,900	CapitaLand, Ltd.	101,546
2,300	Castellum AB	44,014
1,571	Catena AB	49,367
2,740	Cedar Woods Properties, Ltd.	10,971
18,000	Chinese Estates Holdings, Ltd.	16,276
41,300	Chip Eng Seng Corp., Ltd.	21,987
52,000	Chuang’s Consortium International, Ltd.	11,496
7,300	City Developments, Ltd.	51,264
1,684	Citycon OYJ	17,546
22,430	CK Asset Holdings, Ltd.	175,102
3,803	CLS Holdings plc	10,365
72,500	Cnqc International Holdings, Ltd.	14,871
1,625	Colliers International Group	116,383
741	Corestate Capital Holding SA	25,313
11,583	Countrywide plc*	619
340,000	CSI Properties, Ltd.	16,981
168	Daejan Holdings plc	11,845
1,700	Daibiru Corp.	15,847
900	Daito Trust Construction Co., Ltd.	114,586
10,300	Daiwa House Industry Co., Ltd.	300,846
1,654	Deutsche Euroshop AG	45,693
3,980	Deutsche Wohnen AG	145,950
2,618	Dic Asset AG	30,194
3,441	Dios Fastigheter AB	25,480
2,900	Dream Unlimited Corp.	16,101
34,000	Emperor International Holdings	8,774
2,667	Entra ASA(a)	40,974
1,853	Fabege AB	27,900
68,000	Far East Consortium International, Ltd.	31,349
1,175	Fastighets AB Balder*	39,371
3,800	First Capital Realty, Inc.	63,440
1,529	FirstService Corp.	146,661
6,100	Frasers Centrepoint, Ltd.	8,430
1,100	Goldcrest Co., Ltd.	19,419
21,186	Grainger Trust plc	66,105

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
3,982	Grand City Properties SA	$90,988
10,000	Great Eagle Holdings, Ltd.	42,805
17,100	GuocoLand, Ltd.	25,304
28,000	Hang Lung Group, Ltd.	77,677
38,984	Hang Lung Properties, Ltd.	92,823
1,200	Heiwa Real Estate Co., Ltd.	24,555
3,426	Helical Bar plc	16,051
711	Hembla AB*	13,862
4,837	Hemfosa Fastigheter AB	45,729
16,706	Henderson Land Development Co., Ltd.	92,185
223	Hiag Immobilien AG	26,742
37,840	HKR International, Ltd.	18,970
9,400	Ho Bee Land, Ltd.	16,540
18,500	Hong Fok Corp., Ltd.	11,562
9,000	Hongkong Land Holdings, Ltd.	58,053
2,896	Hufvudstaden AB	49,266
3,000	Hulic Co., Ltd.	24,157
11,000	Hysan Development Co., Ltd.	56,856
12,900	Ichigo, Inc.	37,957
1,650	IMMOFINANZ AG	42,958
9,306	Industrial Buildings Corp., Ltd.*	18,474
52	Intershop Holdings AG	26,492
2,000	Invesque, Inc.	14,480
1,400	Keihanshin Building Co., Ltd.	12,923
13,300	Kenedix, Inc.	66,374
22,225	Kerry Properties, Ltd.	93,388
21,647	Klovern AB	34,068
26,000	Kowloon Development Co., Ltd.	34,240
7,162	Kungsleden AB	59,108
11,400	Lai Sun Development Co., Ltd.	16,857
112,800	Landing International Development, Ltd.*	15,629
1,358	LEG Immobilien AG	153,119
11,224	Lend Lease Group	102,501
14,300	Leopalace21 Corp.^	37,001
8,000	Liu Chong Hing Investment, Ltd.	12,710
4,644	LSL Property Services plc	12,382
578	Melisron, Ltd.	31,176
59,000	Mingfa Group International Co., Ltd.*	425
5,400	Mitsubishi Estate Co., Ltd.	100,750
4,100	Mitsui Fudosan Co., Ltd.	99,566
247	Mobimo Holding AG, Registered Shares	65,685
200	Morguard Corp.	28,609
169,351	New World Development Co., Ltd.	263,906
2,193	Nexity SA	94,739
800	Nippon Commercial Development Co., Ltd.	10,715
1,700	Nisshin Fudosan Co.	7,350
3,200	Nomura Real Estate Holdings, Inc.	68,906
4,837	Nyfosa AB*	30,358
1,200	Open House Co., Ltd.	49,308
17,900	Oue, Ltd.	19,873
48,521	Oxley Holdings, Ltd.	11,840
1,449	Patrizia Immobilien AG	29,979
94	Plazza AG	23,794
2,600	Polytec Asset Holdings, Ltd.	332
31,000	Prospect Co., Ltd.	4,891
1,314	PSP Swiss Property AG	153,650
700	Raysum Co., Ltd.	6,483

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
2,300	Relo Holdings, Inc.	$58,045
2,615	S Immo AG	56,490
1,200	SAMTY Co., Ltd.	18,282
9,123	Savills plc	104,047
7,103	Servcorp, Ltd.	17,504
2,600	Shinoken Group Co., Ltd.^	18,689
100,800	Sinarmas Land, Ltd.	18,638
54,825	Sino Land Co., Ltd.	91,688
5,000	Soundwill Holdings, Ltd.	6,850
8,938	St. Modwen Properties plc	49,749
1,000	Sumitomo Realty & Development Co., Ltd.	35,762
1,493	Summit Real Estate Holdings, Ltd.	14,425
1,800	Sun Frontier Fudousan Co., Ltd.	17,029
12,921	Sun Hung Kai Properties, Ltd.	219,437
10,646	Swire Pacific, Ltd., Class A	130,996
17,500	Swire Pacific, Ltd., Class B	33,170
5,800	Swire Properties, Ltd.	23,444
2,643	Swiss Prime Site AG	230,850
3,756	Tag Immobilien AG	86,781
4,200	Takara Leben Co., Ltd.	14,961
3,359	Tlg Immobilien AG	98,347
4,500	Toc Co., Ltd.	27,080
6,400	Tokyo Tatemono Co., Ltd.	71,234
18,600	Tokyu Fudosan Holdings Corp.	102,880
2,400	Tosei Corp.	21,686
5,276	Tricon Capital Group, Inc.	40,293
6,860	U & I Group plc	11,878
213	UBM Development AG	9,335
22,100	United Engineers, Ltd.	42,162
1,200	Unizo Holdings Co., Ltd.	20,561
9,300	UOL Group, Ltd.	51,925
9,918	Urban & Civic plc	41,754
6,654	Villa World, Ltd.	10,326
2,129	Vonovia SE	101,650
4,128	Wallenstam AB	43,673
21,324	Wharf Holdings, Ltd. (The)	56,386
10,000	Wharf Real Estate Investment Co., Ltd.	70,254
12,829	Wheelock & Co., Ltd.	92,124
4,678	Wihlborgs Fastigheter AB	67,840
20,700	Wing Tai Holdings, Ltd.	31,685
16,000	Wing Tai Properties, Ltd.	11,222
17	Zug Estates Holding AG	31,711

		7,597,842

Road & Rail (1.5%):
43,226	Aurizon Holdings, Ltd.	164,139
5,353	Canadian National Railway Co.	495,046
1,009	Canadian Pacific Railway, Ltd.	237,357
600	Central Japan Railway Co.	120,369
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	14,779
44,100	ComfortDelGro Corp., Ltd.	86,738
2,528	DSV A/S	248,271
1,400	East Japan Railway Co.	131,130
8,727	Europcar Groupe SA(a)	62,160
64,976	FirstGroup plc*	80,652
900	Fukuyama Transporting Co., Ltd.	32,661
4,083	Go-Ahead Group plc	102,236
1,000	Hamakyorex Co., Ltd.	35,346

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
3,000	Hankyu Hanshin Holdings, Inc.	$107,701
2,200	Hitachi Transport System, Ltd.	71,620
1,100	Ichinen Holdings Co., Ltd.	11,363
206	Jungfraubahn Holding AG, Registered Shares	30,143
2,500	Keihin Electric Express Railway Co., Ltd.	43,108
700	Keio Corp.	46,110
900	Keisei Electric Railway Co., Ltd.	32,841
1,500	Kintetsu Corp.	71,907
400	Maruzen Showa Unyu Co., Ltd.	12,717
9,330	MTR Corp., Ltd.	62,844
2,700	Nagoya Railroad Co., Ltd.	74,791
2,400	Nankai Electric Railway Co., Ltd.	58,453
29,502	National Express Group plc	150,480
1,100	Nippon Express Co., Ltd.	58,637
3,300	Nippon Konpo Unyu Soko Co., Ltd.	75,978
2,100	Nishi-Nippon Railroad Co., Ltd.	44,875
5,199	Nobina AB(a)	32,264
8,429	Northgate plc	37,193
2,800	Odakyu Electric Railway Co., Ltd.	68,615
13,948	Redde plc	18,665
500	Sakai Moving Service Co., Ltd.	29,502
2,300	Sankyu, Inc.	121,036
4,000	Seino Holdings Co., Ltd.	53,387
11,100	Senko Co., Ltd.	87,816
823	Sixt Leasing Se	10,170
1,209	Sixt SE	129,468
1,659	Sixt SE	121,001
2,000	Sotetsu Holdings, Inc.	55,184
31,768	Stagecoach Group plc	51,251
278	Stef S.A.	23,376
6,961	Tfi International, Inc.	210,680
2,000	Tobu Railway Co., Ltd.	58,386
1,800	Tokyu Corp.	31,896
300	Tonami Holdings Co., Ltd.	15,666
3,772	Tourism Holdings, Ltd.	9,581
600	Trancom Co., Ltd.	34,652
20,000	Transport International Holdings, Ltd.	58,762
700	West Japan Railway Co.	56,794

		4,079,797

Semiconductors & Semiconductor Equipment (1.1%):
2,600	Advantest Corp.	71,942
31,300	Aem Holdings, Ltd.	23,888
1,000	Aixtron SE*	9,542
2,386	ASM International NV	155,423
14,619	ASM Pacific Technology, Ltd.	149,887
2,787	ASML Holding NV, NYS	579,501
4,404	BE Semiconductor Industries NV	113,442
3,163	Dialog Semiconductor plc*	127,566
500	Disco Corp.	82,490
839	Elmos Semiconductor AG	20,983
2,300	Ferrotec Corp.	18,254
438	First Sensor AG	13,967
17,569	Infineon Technologies AG	310,399
2,200	Japan Material Co., Ltd.	31,499
800	Lasertec Corp.	31,780
1,200	Megachips Corp.	15,225
1,090	Melexis NV	73,739

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,100	Micronics Japan Co., Ltd.	$27,456
800	Mimasu Semiconductor Industry	11,991
1,700	Mitsui High-Tec, Inc.	18,731
12,100	Renesas Electronics Corp.*	60,292
1,100	ROHM Co., Ltd.	74,275
1,600	Sanken Electric Co., Ltd.	33,574
2,300	Screen Holdings Co., Ltd.	96,538
700	Shibaura Mechatronics Corp.	17,607
300	Shindengen Electric Manufacturing Co., Ltd.	10,277
4,800	Shinko Electric Industries Co., Ltd.	40,841
992	Siltronic AG	72,512
285	SMA Solar Technology AG*	8,288
474	Soitec*	51,943
8,416	STMicroelectronics NV	149,288
1,086	SUESS MicroTec SE*	11,611
3,600	SUMCO Corp.	43,108
1,100	Tokyo Electron, Ltd.	154,687
1,400	Tokyo Seimitsu Co., Ltd.	36,153
2,300	Towa Corp.	16,823
2,312	Tower Semiconductor, Ltd.*	36,460
140	U-Blox AG	11,895
2,400	Ulvac, Inc.	76,387
51,000	UMS Holdings, Ltd.	23,766
2,000	Yamaichi Electronics Co., Ltd.	18,014

		2,932,044

Software (1.1%):
1,800	Access Co., Ltd.	12,992
4,557	Altium, Ltd.	109,489
1,917	Aveva Group plc	98,395
14,854	BlackBerry, Ltd.*	110,719
7,787	Bravura Solutions, Ltd.	26,595
500	Computer Engineering & Consulting, Ltd.	11,031
301	Constellation Software, Inc.	283,724
700	Cresco, Ltd.	22,508
460	Dassault Systemes SA	73,473
1,064	Descartes Systems Group, Inc.*	39,315
300	Digital Arts, Inc.	26,507
1,200	Enghouse Systems, Ltd.	31,737
1,400	Fukui Computer Holdings, Inc.	32,424
900	Gunosy, Inc.*	15,141
13,353	Hansen Technology, Ltd.	36,835
916	Hilan, Ltd.	29,861
4,400	Infomart Corp.	68,909
13,965	Infomedia, Ltd.	16,716
6,854	IRESS, Ltd.	67,126
9,063	Isentia Group, Ltd.*	1,436
400	Kinaxis, Inc.*	24,949
1,361	Lectra	34,882
172	Linedata Services	5,221
1,195	Magic Software Enterprises, Ltd.	10,840
8,235	Micro Focus International plc, ADR	215,674
500	Miroku Jyoho Service Co., Ltd.	15,737
2,085	Nemetschek Se	125,504
546	NICE Systems, Ltd.*	74,792
3,485	Open Text Corp.	143,582
700	Oracle Corp.	51,309
2,053	Rib Software Se	42,098

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
16,033	Sage Group plc	$163,554
2,059	SAP AG	282,958
2,800	Scala, Inc.	23,611
2,151	SimCorp A/S	208,093
998	Software AG	34,263
500	SRA Holdings	12,203
2,800	Systena Corp.	45,944
8,525	Technology One, Ltd.	47,214
1,610	Temenos Group AG	288,410
1,900	Trend Micro, Inc.	84,887
8,732	Vista Group International, Ltd.	35,502

		3,086,160

Specialty Retail (1.4%):
400	ABC-Mart, Inc.	26,107
16,866	Accent Group, Ltd.	16,421
10,400	Adairs, Ltd.	10,384
2,400	Adastria Co., Ltd.	51,516
900	Alpen Co., Ltd.	12,753
26,593	AMA Group, Ltd.	26,711
2,600	Aoki Holdings, Inc.	25,793
2,200	Aoyama Trading Co., Ltd.	43,211
1,900	Arcland Sakamoto Co., Ltd.	23,321
700	Autobacs Seven Co., Ltd.	11,561
1,813	Autocanada, Inc.	15,895
11,649	Automotive Holdings Group, Ltd.	22,931
19,633	BCA Marketplace plc	60,730
4,300	BIC Camera, Inc.	42,291
6,038	Bilia AB, Class A	54,534
3,245	Byggmax Group AB*	12,969
30,561	Card Factory PLC	68,384
3,919	Ceconomy AG*	24,031
800	Chiyoda Co., Ltd.	11,711
18,000	Chow Sang Sang Holdings International, Ltd.	26,527
31,200	Chow Tai Fook Jewellery Group, Ltd.	33,983
2,205	Clas Ohlson AB	21,923
4,700	DCM Holdings Co., Ltd.	46,210
52,248	Dixons Carphone plc	72,615
1,884	Dufry AG, Registered Shares	159,656
5,850	Dunelm Group plc	68,337
4,900	Edion Corp.	45,583
230,000	Emperor Watch & Jewellery, Ltd.	6,038
77,300	Esprit Holdings, Ltd.*	14,742
400	Fast Retailing Co., Ltd.	242,214
104	Fenix Outdoor International AG	11,187
811	Fielmann AG	58,843
2,300	Geo Holdings Corp.	29,493
130,000	Giordano International, Ltd.	56,944
1,946	Grandvision BV(a)	45,222
878	Groupe FNAC SA*	65,402
13,359	Halfords Group plc	38,151
5,546	Hennes & Mauritz AB, Class B	98,470
300	Hikari Tsushin, Inc.	65,510
483	Hornbach Baumarkt AG	9,482
721	Hornbach Holding AG & Co. KGaA	40,942
22,000	I.T, Ltd.	9,273
5,100	Idom, Inc.	13,714
5,629	Industria de Diseno Textil SA	169,080

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
7,909	JB Hi-Fi, Ltd.	$143,674
27,079	JD Sports Fashion plc	202,190
700	Jin Co., Ltd.	38,950
1,500	Joshin Denki Co., Ltd.	29,661
3,370	KappAhl AB	5,116
8,824	Kathmandu Holdings, Ltd.	13,048
1,700	Keiyo Co., Ltd.	7,314
71,499	Kingfisher plc	195,287
900	Kohnan Shoji Co., Ltd.	18,739
5,100	Kojima Co., Ltd.	22,539
1,600	Komeri Co., Ltd.	32,749
6,600	K’s Holding Corp.	62,457
2,366	Leon’s Furniture, Ltd.	27,285
300	Lixil Viva Corp.	3,485
25,750	L’occitane International SA	50,872
19,046	Lookers plc	12,309
20,000	Luk Fook Holdings International, Ltd.	62,771
2,347	Matas A/S	25,460
1,681	Mekonomen AB*	14,009
2,955	Mobilezone Holding AG	30,216
3,966	Nick Scali, Ltd.	17,455
1,900	Nishimatsuya Chain Co., Ltd.	14,713
400	Nitori Co., Ltd.	53,080
2,300	Nojima Corp.	37,597
40,000	Oriental Watch Holdings	11,857
700	Pal Group Holdings Co., Ltd.	21,171
76,677	Pendragon plc	15,820
19,618	Pets At Home Group plc	46,610
3,511	Premier Investments, Ltd.	37,474
58,000	SA SA International Holdings, Ltd.	16,650
1,300	Shimachu Co., Ltd.	30,273
800	Shimamura Co., Ltd.	59,874
2,900	Sleep Country Canada Holdings, Inc.(a)	42,080
9,000	Sports Direct International*	31,639
8,650	Super Retail Group, Ltd.	49,996
3,968	Supergroup plc	23,237
900	T-Gaia Corp.	17,045
1,300	United Arrows, Ltd.	40,650
2,400	USS Co., Ltd.	47,375
240	Valora Holding AG	61,068
8,200	VT Holdings Co., Ltd.	32,067
4,080	WHSmith plc	102,060
300	Workman Co., Ltd.	13,042
700	Xebio Holdings Co., Ltd.	7,966
1,990	XXL ASA*(a)	6,665
10,200	Yamada Denki Co., Ltd.	45,162
800	Yellow Hat, Ltd.	10,698

		3,902,250

Technology Hardware, Storage & Peripherals (0.6%):
6,400	Brother Industries, Ltd.	121,246
4,800	Canon, Inc.	140,603
400	EIZO Corp.	14,216
900	Elecom Co., Ltd.	30,521
2,200	Fujifilm Holdings Corp.	111,785
1,300	Fujitsu Frontech, Ltd.	12,169
1,900	Hitachi Maxell, Ltd.	26,025
14,600	Konica Minolta Holdings, Inc.	142,311

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
6,508	Logitech International SA	$258,758
4,900	Mcj Co., Ltd.	35,973
5,200	NEC Corp.	204,940
1,935	Neopost	41,379
1,300	Noritsu Koki Co., Ltd.	25,450
13,100	Ricoh Co., Ltd.	131,135
600	Roland Dg Corp.	13,478
2,197	S&T AG	51,150
7,600	Seiko Epson Corp.	120,556
1,800	Toshiba Tec Corp.	50,256
4,400	Wacom Co., Ltd.	14,552

		1,546,503

Textiles, Apparel & Luxury Goods (1.5%):
1,248	Adidas AG	385,187
1,537	Aritzia, Inc.*	19,697
1,500	Asics Corp.	16,298
1,700	Atsugi Co., Ltd.	13,936
287	Bijou Brigitte AG	13,082
1,383	Brunello Cucinelli SpA	46,632
6,313	Burberry Group plc	149,742
408	Canada Goose Holdings, Inc.*	15,802
3,896	Compagnie Financiere Richemont SA	330,805
485	Delta-Galil Industries, Ltd.	14,299
800	Descente, Ltd.	14,071
829	Fox Wizel, Ltd.	23,754
900	Fujibo Holdings, Inc.	19,388
2,382	Gildan Activewear, Inc.	92,135
28,000	Global Brands Group Holding, Ltd.	2,508
200	Goldwin, Inc.	25,161
900	Gunze, Ltd.	38,796
189	Hermes International SA	136,279
2,775	Hugo Boss AG	184,890
465	IC Group A/S	2,764
2,800	Japan Wool Textile Co., Ltd. (The)	21,886
420	Kering	248,384
1,500	Komatsu Seiren Co., Ltd.	11,218
700	Kurabo Industries, Ltd.	12,453
399,238	Li & Fung, Ltd.	69,646
2,443	LVMH Moet Hennessy Louis Vuitton SA	1,039,692
5,170	Moncler SpA	220,986
3,560	New Wave Group AB	24,778
5,000	Onward Holdings Co., Ltd.	27,621
9,893	Ovs SpA*(a)	16,941
44,000	Pacific Textiles Holdings, Ltd.	34,816
2,465	Pandora A/S	87,733
12,900	Prada SpA	39,900
990	Puma SE	66,004
1,469	Salvatore Ferragamo Italia SpA	34,965
73,200	Samsonite International SA(a)	168,353
500	Sanyo Shokai, Ltd.	7,130
1,800	Seiko Holdings Corp.	36,772
2,500	Seiren Co., Ltd.	34,892
17,500	Stella International Holdings, Ltd.	29,533
244	Swatch Group AG (The), Class B	70,084
953	Swatch Group AG (The), Registered Shares	51,624
1,909	Ted Baker plc	19,651
60,000	Texwinca Holdings, Ltd.	18,366

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
404	Tod’s SpA	$18,855
3,200	Tsi Holdings Co., Ltd.	19,175
5,500	Unitika, Ltd.*	19,764
2,000	Wacoal Holdings Corp.	51,847
45,514	Yue Yuen Industrial Holdings, Ltd.	124,496

		4,172,791

Thrifts & Mortgage Finance (0.2%):
2,831	Aareal Bank AG	74,560
6,165	Deutsche Pfandbriefbank AG(a)	74,149
615	Equitable Group, Inc.	34,094
1,100	Firm Capital Mortgage Investment Corp.	11,366
2,026	Genworth MI Canada, Inc.	64,119
16,190	Genworth Mortgage Insurance AU	31,972
3,512	Home Capital Group, Inc.*	52,007
3,730	MyState, Ltd.	11,756
15,593	Onesavings Bank plc	71,936
13,033	Paragon Group of Cos. plc (The)	72,699
3,600	Timbercreek Financial Corp.	26,091

		524,749

Tobacco (0.4%):
18,240	British American Tobacco plc	636,521
8,782	Imperial Tobacco Group plc, Class A	206,163
5,700	Japan Tobacco, Inc.	125,983
3,118	Scandinavian Tobacco Group A/S(a)	36,356
2,105	Swedish Match AB, Class B	89,006

		1,094,029

Trading Companies & Distributors (1.9%):
2,637	AddTech AB, Class B	80,122
1,000	Alconix Corp.	13,236
14,372	Ashtead Group plc	412,125
1,271	B&b Tools AB	13,815
653	BayWa AG	18,892
2,337	Beijer Ref AB	56,441
12,500	BOC Aviation, Ltd.(a)	104,875
537	Bossard Holding AG	83,544
5,520	Brenntag AG	271,777
4,067	Bunzl plc	107,436
4,000	CanWel Building Materials Group, Ltd.	14,816
70,000	China Strategic Holdings, Ltd.*	608
3,143	Cramo OYJ	74,584
400	Daiichi Jitsugyo Co., Ltd.	11,452
8,787	Diploma plc	170,949
3,513	Ferguson plc	250,353
1,100	Finning International, Inc.	20,053
6,615	Grafton Group plc	67,913
1,700	Hanwa Co., Ltd.	45,897
32,140	Howden Joinery Group plc	206,912
1,598	Imcd Group NV	146,624
900	Inaba Denki Sangyo Co., Ltd.	37,839
1,800	Inabata & Co., Ltd.	23,095
3,231	Indutrade AB	103,322
10,600	Itochu Corp.	202,942
2,600	Iwatani Corp.	90,322
616	Jacquet Metal Service	12,648
800	Jalux, Inc.	20,429
500	Japan Pulp & Paper Co., Ltd.	16,613

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
700	Kamei Corp.	$7,287
900	Kanaden Corp.	10,874
1,700	Kanamoto Co., Ltd.	44,100
4,800	Kanematsu Corp.	53,321
5,365	Kloeckner & Co. SE	32,169
14,200	Marubeni Corp.	94,226
1,100	Mitani Corp.	57,019
12,900	Mitsubishi Corp.	340,595
16,800	Mitsui & Co., Ltd.	274,056
1,271	Momentum Group AB, Class B	15,885
1,800	MonotaRo Co., Ltd.	44,042
2,600	Nagase & Co., Ltd.	39,106
600	Nichiden Corp.	10,429
1,100	Nippon Steel & Sumikin Bussan	45,417
1,200	Nishio Rent All Co., Ltd.	33,965
700	Onoken Co., Ltd.	8,914
7,777	Ramirent OYJ	79,041
4,501	Reece, Ltd.	30,849
14,913	Rexel SA	189,299
3,492	Richelieu Hardware, Ltd.	58,857
2,804	Russel Metals, Inc.	47,326
693	Scope Metals Group, Ltd.	16,242
600	Senshu Electric Co., Ltd.	15,000
4,146	Seven Group Holdings, Ltd.	54,023
22,285	SIG plc	36,770
21,100	Sojitz Corp.	67,904
409	Solar A/S	19,696
17,864	Speedy Hire plc	14,290
3,300	SRG Takamiya Co., Ltd.	23,676
10,200	Sumitomo Corp.	154,852
600	Tomoe Engineering Co., Ltd.	12,990
2,572	Toromont Industries, Ltd.	121,921
2,100	Toyota Tsushu Corp.	63,818
13,568	Travis Perkins plc	220,074
1,000	Trusco Nakayama Corp.	21,470
800	Wajax Corp.	9,611
2,700	Wakita & Co., Ltd.	26,194
3,800	Yamazen Corp.	36,641
800	Yuasa Trading Co., Ltd.	22,407

		5,133,990

Transportation Infrastructure (0.7%):
833	Aena SA(a)	165,068
496	Aeroports de Paris	87,511
6,220	Atlantia SpA	161,784
12,050	Atlas Arteria, Ltd.	66,435
10,655	Auckland International Airport, Ltd.	70,568
21,398	BBA Aviation plc	76,742
4,570	Enav SpA(a)	25,927
788	Flughafen Zuerich AG	148,309
1,452	Fraport AG	124,789
3,270	Groupe Eurotunnel SA	52,381
2,440	Hamburger Hafen und Logistik AG	64,522
182,200	Hutchison Port Holdings Trust	41,992
4,263	James Fisher & Sons plc	103,697
400	Japan Airport Terminal Co., Ltd.	17,151
1,500	Kamigumi Co., Ltd.	35,565
2,100	Mitsubishi Logistics Corp.^	57,728

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
400	Nissin Corp.	$6,589
47,661	Qube Holdings, Ltd.	101,802
15,500	SATS, Ltd.	59,913
1,641	SIAS SpA	30,426
3,800	Sumitomo Warehouse Co., Ltd. (The)	48,811
9,817	Sydney Airport	55,455
10,962	Transurban Group	113,551
2,729	Westshore Terminals Investment Corp.	45,810

		1,762,526

Water Utilities (0.1%):
15,034	Pennon Group plc	141,800
5,341	Severn Trent plc	138,954
45,000	Siic Environment Holdings, Ltd.	9,148
11,516	United Utilities Group plc	114,557

		404,459

Wireless Telecommunication Services (1.0%):
3,670	Cellcom Israel, Ltd.*	10,539
1,292	Drillisch AG	42,977
7,390	Freenet AG	147,808
88,000	Hutchison Telecommunications Holdings, Ltd.	20,742
27,900	KDDI Corp.	710,895
3,522	Millicom International Cellular SA, SDR	198,274
2,104	Mobistar SA	41,726
10,600	NTT DoCoMo, Inc.	247,423
1,000	Okinawa Cellular Telephone Co.	31,743
5,106	Partner Communications Co.*	21,859
1,708	Rogers Communications, Inc., Class B	91,412
35,000	Smartone Telecommunications Ho	33,357
11,400	SoftBank Group Corp.	549,428
21,800	StarHub, Ltd.	24,822
8,961	Tele2 AB	130,931
322,083	Vodafone Group plc	528,212

		2,832,148

Total Common Stocks (Cost $264,516,575)		271,910,170

Preferred Stocks (0.4%):
Aerospace & Defense (0.0%†):
1,797,933	Rolls-Royce Holdings plc, 7/1/19	2,283

Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 6.52%, 5/8/20	99,306
2,667	Porsche Automobil Holding SE, 3.41%, 6/26/20	173,237
4,515	Volkswagen AG, 2.85%, 5/7/20	760,691

		1,033,234

Household Products (0.0%†):
425	Henkel AG & Co. KGaA, 1.89%, 4/3/20	41,585

Total Preferred Stocks (Cost $1,309,505)		1,077,102

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd.	—

Total Warrant (Cost $—)		—

Rights (0.0%†):
Construction & Engineering (0.0%†):
4,065	ACS Actividades de Construccion y Servicios SA, Expires on 7/09/19*	6,377
20,577	Sacyr SA, Expires on 7/03/19*	1,230

		7,607

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Metals & Mining (0.0%†):
9,084	Tahoe Resources, Inc. — CVR, Expires on 12/31/49*	$1,748
5,574	Tahoe Resources, Inc. — CVR, Expires on 12/31/49*	1,075

		2,823

Oil, Gas & Consumable Fuels (0.0%†):
8,798	Repsol SA, Expires on 7/05/19*	4,879

Total Rights (Cost $12,943)		15,309

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.6%):
$1,528,172	BlackRock Liquidity FedFund, Institutional Class (c)	$1,528,172

Total Securities Held as Collateral for Securities on Loan (Cost $1,528,172)		1,528,172

Total Investment Securities (Cost $267,367,195) — 99.8%(d)		274,530,753
Net other assets (liabilities) — 0.2%		584,142

Net Assets — 100.0%		$275,114,895

Percentages indicated are based on net assets as of June 30, 2019.

ADR—American	Depositary Receipt

CVR—Contingency	Valued Rights

NYS—New	York Shares

SDR—Swedish	Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $1,451,027.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage

Australia	6.5%
Austria	0.6%
Belgium	1.1%
Bermuda	0.1%
Cambodia	— %†
Canada	9.0%
Cayman Islands	— %†
China	0.1%
Colombia	— %†
Denmark	1.6%
Egypt	— %†

European Community	— %†
Faroe Islands	— %†
Finland	1.6%
France	7.8%
Germany	7.3%
Hong Kong	2.7%
India	— %†
Indonesia	— %†
Ireland (Republic of)	1.2%
Isle of Man	0.1%
Israel	0.7%
Italy	2.6%

Country	Percentage
Japan	22.5%

Jersey	— %†
Liechtenstein	— %†
Luxembourg	0.5%
Macau	— %†
Malta	— %†
Mexico	— %†
Monaco	— %†
Netherlands	3.3%
New Zealand	0.4%
Norway	0.9%
Peru	— %†

Portugal	0.2%
Russian Federation	— %†
Singapore	1.1%
South Africa	— %†
Spain	2.4%
Sweden	2.8%
Switzerland	7.2%
United Arab Emirates	— %†
United Kingdom	14.8%
United States	0.9%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$267,367,195

Investment securities, at value(a)	$274,530,753
Interest and dividends receivable	479,076
Foreign currency, at value (cost $602,395)	606,086
Receivable for investments sold	1,357,561
Reclaims receivable	1,157,249
Prepaid expenses	1,894

Total Assets	278,132,619

Liabilities:
Cash overdraft	1,098,735
Payable for investments purchased	34,831
Payable for capital shares redeemed	72,405
Payable for collateral received on loaned securities	1,528,172
Manager fees payable	166,815
Administration fees payable	13,976
Distribution fees payable	55,605
Custodian fees payable	22,445
Administrative and compliance services fees payable	1,186
Transfer agent fees payable	3,913
Trustee fees payable	759
Other accrued liabilities	18,882

Total Liabilities	3,017,724

Net Assets	$275,114,895

Net Assets Consist of:
Paid in capital	$252,100,059
Total distributable earnings	23,014,836

Net Assets	$275,114,895

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,626,431
Net Asset Value (offering and redemption price per share)	$10.33

(a)	Includes securities on loan of $1,451,027.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$6,482,288
Income from securities lending	26,310
Foreign withholding tax	(587,073)

Total Investment Income	5,921,525

Expenses:
Manager fees	1,286,232
Administration fees	97,379
Distribution fees	338,482
Custodian fees	62,175
Administrative and compliance services fees	4,959
Transfer agent fees	11,178
Trustee fees	15,473
Professional fees	14,204
Shareholder reports	3,097
Other expenses	9,965

Total expenses before reductions	1,843,144
Less expenses voluntarily waived/reimbursed by the Manager	(270,788)

Net expenses	1,572,356

Net Investment Income/(Loss)	4,349,169

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(719,433)
Change in net unrealized appreciation/depreciation on securities and foreign currencies	27,578,062

Net realized and Change in net unrealized gains/losses on investments	26,858,629

Change in Net Assets Resulting From Operations	$31,207,798

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,349,169	$3,941,035
Net realized gains/(losses) on investments	(719,433)	9,116,493
Change in unrealized appreciation/depreciation on investments	27,578,062	(59,004,774)

Change in net assets resulting from operations	31,207,798	(45,947,246)

Distributions to Shareholders:
Distributions	—	(5,579,837)

Change in net assets resulting from distributions to shareholders	—	(5,579,837)

Capital Transactions:
Proceeds from shares issued	1,626,053	59,206,671
Proceeds from dividends reinvested	—	5,579,836
Value of shares redeemed	(10,762,822)	(19,174,409)

Change in net assets resulting from capital transactions	(9,136,769)	45,612,098

Change in net assets	22,071,029	(5,914,985)
Net Assets:
Beginning of period	253,043,866	258,958,851

End of period	$275,114,895	$253,043,866

Share Transactions:
Shares issued	164,078	6,025,192
Dividends reinvested	—	543,844
Shares redeemed	(1,034,557)	(1,661,236)

Change in shares	(870,479)	4,907,800

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.20		$11.46	$9.21	$9.03	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.16	(b)	0.17	0.19	0.11	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.97		(2.16)	2.21	0.17	(1.05)

Total from Investment Activities	1.13		(1.99)	2.40	0.28	(0.97)

Distributions to Shareholders From:
Net Investment Income	—		(0.21)	(0.15)	(0.10)	—
Net Realized Gains	—		(0.06)	—	—	—

Total Dividends	—		(0.27)	(0.15)	(0.10)	—

Net Asset Value, End of Period	$10.33		$9.20	$11.46	$9.21	$9.03

Total Return(c)	12.28	%(d)	(17.65)%	26.09%	3.17%	(9.70	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$275,115		$253,044	$258,959	$252,697	$170,273
Net Investment Income/(Loss)(e)	3.21%		1.63%	1.48%	1.62%	1.19%
Expenses Before Reductions(e)(f)	1.36%		1.38%	1.41%	1.39%	1.39%
Expenses Net of Reductions(e)	1.16%		1.18%	1.21%	1.19%	1.19%
Portfolio Turnover Rate	3	%(d)	20%	4%	11%	4	%(d)

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International Core Equity Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,629 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,451,027 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL DFA International Core Equity Fund	0.95%	1.39%

*	The Manager voluntarily reduced the management fee to 0.75% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $1,191 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2		Level 3	Other^	Total

Common Stocks+	$38,766,584	$233,141,805		$1,781	$—	$271,910,170
Preferred Stocks	—	1,077,102		—	—	1,077,102
Warrants	—	—	#	—	—	—
Rights	—	15,309		—	—	15,309
Securities Held as Collateral for Securities on Loan	—	—		—	1,528,172	1,528,172

Total Investments	$38,766,584	$234,234,216		$1,781	$1,528,172	$274,530,753

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2019.

AZL DFA International Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA International Core Equity Fund	$8,515,374	$13,678,022

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $267,644,697. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$38,832,934
Unrealized (depreciation)	(31,946,878)

Net unrealized appreciation/(depreciation)	$6,886,056

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA International Core Equity Fund	$5,579,837	$—	$5,579,837

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA International Core Equity Fund	$4,021,179	$8,467,836	$—	$(20,681,977)	$(8,192,962)

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and mark-to-market of passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® DFA U.S. Core Equity Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 24

Statement of Operations Page 24

Statements of Changes in Net Assets Page 25

Financial Highlights Page 26

Notes to the Financial Statements Page 27

Other Information Page 32

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Core Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA U.S. Core Equity Fund	$1,000.00	$1,176.70	$4.59	0.85%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA U.S. Core Equity Fund	$1,000.00	$1,020.58	$4.26	0.85%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	20.3%

Financials	15.0

Industrials	13.7

Consumer Discretionary	12.8

Health Care	11.6

Communication Services	8.0

Consumer Staples	6.4

Energy	4.6

Materials	4.1

Utilities	3.1

Real Estate	0.3

Total Common Stocks	99.9

Rights	— †

Securities Held as Collateral for Securities on Loan	3.5

Money Markets	0.3

Total Investment Securities	103.7

Net other assets (liabilities)	(3.7)

Net Assets	100.0%

†	Represents less than 0.05%

1

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.9%):
Aerospace & Defense (2.6%):
2,766	AAR Corp.	$101,761
3,216	Aerojet Rocketdyne Holdings, Inc.*^	143,980
1,163	AeroVironment, Inc.*	66,024
7,585	Arconic, Inc.	195,845
712	Astronics Corp.*	28,637
415	Astronics Corp., Class B*	16,662
1,481	Axon Enterprise, Inc.*	95,095
7,209	Boeing Co. (The)	2,624,147
2,197	BWX Technologies, Inc.^	114,464
685	CPI Aerostructures, Inc.*	5,761
1,202	Cubic Corp.	77,505
1,891	Curtiss-Wright Corp.	240,403
625	Ducommun, Inc.*	28,169
4,139	General Dynamics Corp.	752,553
3,011	Harris Corp.^	569,470
1,087	HEICO Corp.	145,451
2,107	HEICO Corp., Class A	217,801
3,915	Hexcel Corp.	316,645
1,376	Huntington Ingalls Industries, Inc.	309,242
4,471	Kratos Defense & Security Solutions, Inc.*	102,341
1,421	L3 Technologies, Inc.	348,387
3,841	Lockheed Martin Corp.	1,396,357
2,078	Mercury Computer Systems, Inc.*	146,187
1,508	Moog, Inc., Class A	141,164
343	National Presto Industries, Inc.^	31,998
2,707	Northrop Grumman Corp.	874,659
4,443	Raytheon Co.	772,549
2,910	Spirit AeroSystems Holdings, Inc., Class A	236,787
597	Teledyne Technologies, Inc.*	163,500
7,277	Textron, Inc.	385,972
1,212	TransDigm Group, Inc.*	586,366
2,979	Triumph Group, Inc.	68,219
10,925	United Technologies Corp.	1,422,435
741	Vectrus, Inc.*	30,055
6,897	WESCO Aircraft Holdings, Inc.*	76,557

		12,833,148

Air Freight & Logistics (0.7%):
4,941	Air Transport Services Group, Inc.*	120,560
1,400	Atlas Air Worldwide Holdings, Inc.*	62,496
4,457	C.H. Robinson Worldwide, Inc.^	375,948
1,026	Echo Global Logistics, Inc.*	21,413
4,728	Expeditors International of Washington, Inc.	358,666
4,109	FedEx Corp.	674,657
1,779	Forward Air Corp.	105,228
1,993	Hub Group, Inc., Class A*	83,666
3,266	Radiant Logistics, Inc.*	20,053
11,551	United Parcel Service, Inc., Class B	1,192,871
4,949	XPO Logistics, Inc.*^	286,102

		3,301,660

Airlines (0.7%):
5,917	Alaska Air Group, Inc.	378,155
998	Allegiant Travel Co.	143,213
6,467	American Airlines Group, Inc.	210,889
1,537	Copa Holdings SA, Class A	149,965
12,487	Delta Air Lines, Inc.	708,638
4,108	Hawaiian Holdings, Inc.^	112,682

Shares		Fair Value
Common Stocks, continued
Airlines, continued
14,231	JetBlue Airways Corp.*	$263,131
2,917	SkyWest, Inc.	176,974
10,953	Southwest Airlines Co.	556,193
3,618	Spirit Airlines, Inc.*	172,687
10,109	United Continental Holdings, Inc.*	885,044

		3,757,571

Auto Components (0.7%):
2,780	Adient plc	67,471
8,138	American Axle & Manufacturing Holdings, Inc.*	103,841
5,936	Aptiv plc	479,807
3,249	Autoliv, Inc.^	229,087
6,472	BorgWarner, Inc.	271,695
3,911	Cooper Tire & Rubber Co.^	123,392
1,256	Cooper-Standard Holding, Inc.*	57,550
10,930	Dana Holding Corp.	217,944
2,123	Delphi Technologies plc	42,460
1,595	Dorman Products, Inc.*^	138,988
1,874	Fox Factory Holding Corp.*	154,624
1,259	Garrett Motion, Inc.*	19,326
14,974	Gentex Corp.	368,510
1,620	Gentherm, Inc.*	67,765
12,827	Goodyear Tire & Rubber Co.	196,253
1,365	Horizon Global Corp.*	4,900
1,483	LCI Industries	133,470
2,972	Lear Corp.	413,910
3,637	Modine Manufacturing Co.*	52,045
1,190	Motorcar Parts of America, Inc.*^	25,478
1,436	Standard Motor Products, Inc.	65,108
1,582	Stoneridge, Inc.*	49,912
275	Strattec Security Corp.	6,628
3,917	Tenneco, Inc.	43,440
1,187	Tower International, Inc.	23,147
3,249	Veoneer, Inc.*^	56,240
1,574	Visteon Corp.*	92,205
1,621	VOXX International Corp.*	6,743

		3,511,939

Automobiles (0.5%):
72,805	Ford Motor Co.	744,795
30,927	General Motors Co.	1,191,617
7,220	Harley-Davidson, Inc.^	258,693
429	Tesla Motors, Inc.*^	95,864
2,433	Thor Industries, Inc.	142,209
1,652	Winnebago Industries, Inc.^	63,850

		2,497,028

Banks (6.4%):
1,278	1st Source Corp.	59,299
504	ACNB Corp.	19,943
954	Allegiance Bancshares, Inc.*	31,806
661	American National Bankshares, Inc.	25,614
587	American River Bankshares	7,197
2,615	Ameris Bancorp	102,482
704	Ames National Corp.	19,078
931	Arrow Financial Corp.	32,334
5,524	Associated Banc-Corp.	116,777
1,160	Atlantic Capital Bancshares, Inc.*	19,859
4,019	Atlantic Union Bankshares Corp.	141,991

See accompanying notes to the financial statements.

2

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,876	Banc of California, Inc.	$40,178
1,939	BancFirst Corp.	107,925
2,831	Bancorp, Inc. (The)*	25,253
2,523	BancorpSouth Bank^	73,268
114,320	Bank of America Corp.	3,315,279
899	Bank of Commerce Holdings	9,610
1,889	Bank of Hawaii Corp.^	156,617
902	Bank of Marin Bancorp	37,000
3,400	Bank of Nt Butterfield & Son, Ltd. (The)	115,464
4,810	Bank OZK	144,733
2,950	BankUnited, Inc.	99,533
2,031	Banner Corp.	109,979
1,189	Bar Harbor Bankshares	31,616
7,791	BB&T Corp.	382,772
842	BCB Bancorp, Inc.	11,662
3,698	Berkshire Hills Bancorp, Inc.	116,080
1,780	BOK Financial Corp.	134,354
5,245	Boston Private Financial Holdings, Inc.	63,307
668	Bridge Bancorp, Inc.	19,679
5,107	Brookline Bancorp, Inc.	78,546
1,162	Bryn Mawr Bank Corp.	43,366
977	Byline BanCorp, Inc.*	18,680
74	C&F Financial Corp.	4,041
7,075	Cadence Bancorp	147,160
843	Camden National Corp.	38,668
1,309	Capital City Bank Group, Inc.	32,529
1,092	Carolina Financial Corp.	38,318
3,399	Cathay General Bancorp	122,058
1,225	CBTX, Inc.	34,472
5,698	Centerstate Banks, Inc.	131,225
1,402	Central Pacific Financial Corp.	42,004
933	Central Valley Community Bancorp	20,032
273	Century Bancorp, Inc.	23,997
2,990	Chemical Financial Corp.	122,919
377	Chemung Financial Corp.	18,224
2,299	CIT Group, Inc.	120,789
26,999	Citigroup, Inc.	1,890,739
943	Citizens & Northern Corp.	24,829
5,861	Citizens Financial Group, Inc.	207,245
552	Citizens Holding Co.	11,388
904	City Holding Co.^	68,939
938	Civista Bancshares, Inc.	21,058
735	CNB Financial Corp.	20,756
81	Codorus Valley Bancorp, Inc.	1,863
56	Colony Bankcorp, Inc.	949
3,826	Columbia Banking System, Inc.	138,425
2,543	Comerica, Inc.	184,724
3,083	Commerce Bancshares, Inc.	183,932
1,393	Community Bank System, Inc.	91,715
1,325	Community Trust Bancorp, Inc.	56,034
2,266	ConnectOne Bancorp, Inc.	51,348
1,451	Cullen/Frost Bankers, Inc.^	135,901
2,643	Customers Bancorp, Inc.*	55,503
5,350	CVB Financial Corp.	112,511
408	DNB Financial Corp.	18,144
1,882	Eagle Bancorp, Inc.	101,873
4,316	East West Bancorp, Inc.	201,859

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,229	Enterprise Financial Services Corp.	$51,126
682	Equity Bancshares, Inc.*	18,182
312	Evans Bancorp, Inc.	11,772
13,238	F.N.B. Corp.	155,811
1,329	Farmers National Banc Corp.	19,709
1,542	FB Financial Corp.	56,437
1,636	Fidelity Southern Corp.	50,667
15,628	Fifth Third Bancorp	436,021
1,053	Financial Institutions, Inc.	30,695
12,011	First Bancorp	132,601
2,206	First Bancorp	80,343
814	First Bancorp, Inc.	21,856
611	First Bancshares, Inc. (The)	18,538
2,931	First Busey Corp.	77,408
664	First Business Financial Services, Inc.	15,604
492	First Citizens BancShares, Inc., Class A	221,533
5,424	First Commonwealth Financial Corp.	73,061
1,419	First Community Bankshares	47,905
5,037	First Financial Bancorp	121,996
4,532	First Financial Bankshares, Inc.^	139,540
420	First Financial Corp.	16,867
733	First Financial Northwest, Inc.	10,372
1,996	First Foundation, Inc.	26,826
1,512	First Hawaiian, Inc.	39,115
11,600	First Horizon National Corp.^	173,188
1,244	First Interstate BancSystem, Class A	49,275
2,451	First Merchants Corp.	92,893
660	First Mid-Illinois Bancshares, Inc.	23,047
4,022	First Midwest Bancorp, Inc.	82,330
1,573	First of Long Island Corp. (The)	31,586
2,517	First Republic Bank	245,785
2,253	Flushing Financial Corp.	50,017
322	Franklin Financial Network, Inc.	8,971
5,044	Fulton Financial Corp.	82,570
1,315	German American Bancorp, Inc.	39,608
3,017	Glacier Bancorp, Inc.^	122,339
1,035	Great Southern Bancorp, Inc.	61,945
3,353	Great Western Bancorp, Inc.	119,769
4,107	Hancock Holding Co.	164,526
2,408	Hanmi Financial Corp.	53,626
1,844	Harborone BanCorp, Inc.*	34,538
42	Hawthorn Bancshares, Inc.	1,115
1,853	Heartland Financial USA, Inc.	82,885
3,063	Heritage Financial Corp.	90,481
2,010	Hertiage Commerce Corp.	24,623
5,680	Hilltop Holdings, Inc.	120,814
4,922	Home Bancshares, Inc.	94,798
1,540	Hometrust Bancshares, Inc.	38,716
6,189	Hope BanCorp, Inc.	85,284
2,112	Horizon Bancorp	34,510
17,399	Huntington Bancshares, Inc.	240,454
1,730	IBERIABANK Corp.	131,221
855	Independent Bank Corp.	18,630
929	Independent Bank Corp.	70,743
2,071	Independent Bank Group, Inc.	113,822
3,359	International Bancshares Corp.	126,668
10,187	Investors Bancorp, Inc.	113,585

See accompanying notes to the financial statements.

3

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
47,264	JPMorgan Chase & Co.	$5,284,114
9,622	KeyCorp	170,791
2,859	Lakeland Bancorp, Inc.	46,173
1,656	Lakeland Financial Corp.	77,550
478	Landmark Bancorp, Inc.	11,448
712	LCNB Corp.	13,528
2,409	LegacyTexas Financial Group, Inc.	98,070
2,207	Live Oak Bancshares, Inc.	37,850
2,041	M&T Bank Corp.	347,113
2,571	Macatawa Bank Corp.	26,378
1,869	MBT Financial Corp.	18,727
1,293	Mercantile Bank Corp.	42,126
2,295	Midland States BanCorp, Inc.	61,322
638	MidWestone Financial Group, Inc.	17,838
570	MutualFirst Financial, Inc.	19,403
1,805	National Bank Holdings Corp.	65,522
514	National Bankshares, Inc.	20,010
2,353	NBT Bancorp, Inc.	88,261
373	Nicolet Bankshares, Inc.*	23,148
510	Northrim Bancorp, Inc.	18,187
511	Norwood Financial Corp.	17,788
3,309	OFG Bancorp	78,655
440	Ohio Valley Banc Corp.	16,971
819	Old Line Bancshares, Inc.	21,794
7,959	Old National Bancorp^	132,040
2,225	Old Second Bancorp, Inc.	28,413
1,951	Opus Bank	41,186
550	Origin BanCorp, Inc.	18,150
638	Orrstown Financial Services, Inc.	14,030
1,205	Pacific Mercantile Bancorp*	9,941
3,086	Pacific Premier Bancorp, Inc.	95,296
2,447	PacWest Bancorp	95,017
784	Park National Corp.^	77,922
1,165	Peapack-Gladstone Financial Corp.	32,760
364	Penns Woods Bancorp, Inc.	16,471
608	Peoples Bancorp of NC	18,270
1,361	Peoples Bancorp, Inc.	43,906
8,018	People’s United Financial, Inc.^	134,542
749	People’s Utah BanCorp	22,021
2,297	Pinnacle Financial Partners, Inc.	132,032
5,024	PNC Financial Services Group, Inc.	689,695
3,717	Popular, Inc.	201,610
878	Preferred Bank Los Angeles	41,486
945	Premier Financial Bancorp, Inc.	14,175
2,332	Prosperity Bancshares, Inc.^	154,029
606	QCR Holdings, Inc.	21,131
487	Rbb BanCorp	9,419
17,681	Regions Financial Corp.	264,154
3,357	Renasant Co.	120,651
1,417	Republic Bancorp, Inc., Class A	70,496
2,423	S & T Bancorp, Inc.	90,814
148	Salisbury Bancorp, Inc.	5,772
1,838	Sandy Spring Bancorp, Inc.	64,109
1,879	Seacoast Banking Corp.*	47,802
1,252	Select Bancorp, Inc.*	14,323
3,029	ServisFirst Bancshares, Inc.^	103,774
1,113	Shore Bancshares, Inc.	18,186

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,028	Sierra Bancorp	$27,879
933	Signature Bank	112,744
4,534	Simmons First National Corp., Class A	105,461
1,131	South State Corp.	83,321
2,003	Southern National Bancorp	30,666
2,264	Southside Bancshares, Inc.	73,308
7,203	Sterling Bancorp	153,280
1,432	Stock Yards Bancorp, Inc.	51,767
557	Summit Financial Group, Inc.	14,955
4,384	SunTrust Banks, Inc.	275,534
1,716	SVB Financial Group*	385,396
6,228	Synovus Financial Corp.	217,980
8,535	TCF Financial Corp.	177,443
1,633	Texas Capital Bancshares, Inc.*	100,217
1,121	Tompkins Financial Corp.	91,474
3,776	TowneBank	103,009
1,726	TriCo Bancshares	65,243
2,154	Tristate Capital Holdings, Inc.*	45,966
1,501	Triumph BanCorp, Inc.*	43,604
3,028	Trustmark Corp.^	100,681
98	Two River Bancorp	1,407
20,029	U.S. Bancorp	1,049,520
2,075	UMB Financial Corp.	136,577
6,312	Umpqua Holdings Corp.	104,716
4,048	United Bankshares, Inc.^	150,140
4,642	United Community Banks, Inc.	132,576
1,190	United Security Bancshares	13,554
42	Unity Bancorp, Inc.	953
1,914	Univest Corp.	50,262
8,196	Valley National Bancorp^	88,353
3,881	Veritex Holdings, Inc.	100,712
1,113	Washington Trust Bancorp	58,076
2,517	Webster Financial Corp.	120,237
63,160	Wells Fargo & Co.	2,988,730
3,156	WesBanco, Inc.	121,664
1,062	West Bancorp	22,536
1,687	Westamerica Bancorp^	103,936
4,770	Western Alliance Bancorp*	213,314
2,102	Wintrust Financial Corp.	153,782
2,669	Zions Bancorp	122,721

		32,345,883

Beverages (1.5%):
466	Boston Beer Co., Inc. (The), Class A*^	176,036
1,635	Brown-Forman Corp., Class A	89,925
5,493	Brown-Forman Corp., Class B^	304,477
545	Coca-Cola Bottling Co. Consolidated	163,091
52,836	Coca-Cola Co. (The)	2,690,409
1,620	Constellation Brands, Inc., Class C	319,043
787	Craft Brewers Alliance, Inc.*	11,010
5,609	Keurig Dr Pepper, Inc.^	162,100
615	MGP Ingredients, Inc.^	40,781
3,243	Molson Coors Brewing Co., Class B	181,608
5,703	Monster Beverage Corp.*	364,022
1,132	National Beverage Corp.	50,521
22,740	PepsiCo, Inc.	2,981,897
876	Primo Water Corp.*	10,775

		7,545,695

See accompanying notes to the financial statements.

4

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology (2.1%):
18,988	AbbVie, Inc.	$1,380,808
3,743	Achillion Pharmaceuticals, Inc.*	10,031
3,866	Acorda Therapeutics, Inc.*^	29,652
3,964	Adverum Biotechnologies, Inc.*	47,132
436	Agios Pharmaceuticals, Inc.*^	21,748
1,794	Alexion Pharmaceuticals, Inc.*	234,978
1,012	Alkermes plc*	22,810
1,387	Alnylam Pharmaceuticals, Inc.*	100,641
2,354	AMAG Pharmaceuticals, Inc.*	23,516
11,115	Amgen, Inc.	2,048,273
955	Anaptysbio, Inc.*	53,881
1,084	Aptevo Therapeutics, Inc.*	961
2,151	Arena Pharmaceuticals, Inc.*	126,113
2,288	Array BioPharma, Inc.*	106,003
1,907	Atara Biotherapeutics, Inc.*	38,350
2,471	Audentes Therapeutics, Inc.*	93,552
3,327	Biogen Idec, Inc.*	778,085
1,108	BioMarin Pharmaceutical, Inc.*	94,900
506	Bluebird Bio, Inc.*	64,363
14,276	Celgene Corp.*	1,319,673
718	Concert Pharmaceuticals, Inc.*	8,616
1,545	Deciphera Pharmaceuticals, Inc.*^	34,840
233	Eagle Pharmaceuticals, Inc.*	12,973
1,249	Emergent Biosolutions, Inc.*	60,339
1,013	Enanta Pharmaceuticals, Inc.*	85,477
785	Exact Sciences Corp.*	92,661
6,986	Exelixis, Inc.*	149,291
2,400	Five Prime Therapeutics, Inc.*	14,472
1,432	G1 Therapeutics, Inc.*	43,905
20,851	Gilead Sciences, Inc.	1,408,695
1,929	Global Blood Therapeutics, Inc.*^	101,465
779	Glycomimetics Industries*^	9,286
966	Incyte Corp.*	82,071
1,821	Insmed, Inc.*^	46,618
2,177	Intellia Therapeutics, Inc.*	35,637
945	Ionis Pharmaceuticals, Inc.*	60,735
2,043	Iovance Biotherapeutics, Inc.*^	50,094
1,605	Karyopharm Therapeutics, Inc.*	9,614
1,263	Kura Oncology, Inc.*	24,868
526	Ligand Pharmaceuticals, Inc., Class B*^	60,043
1,449	Macrogenics, Inc.*	24,590
194	Madrigal Pharmaceuticals, Inc.*	20,333
2,391	Mimedx Group, Inc.*	9,684
4,868	Momenta Pharmaceuticals, Inc.*	60,607
3,689	Myriad Genetics, Inc.*	102,480
1,067	Neurocrine Biosciences, Inc.*	90,087
1,522	ObsEva SA*	17,214
10,235	OPKO Health, Inc.*	24,973
9,565	PDL BioPharma, Inc.*	30,034
1,720	Prothena Corp. plc*	18,180
1,098	Regeneron Pharmaceuticals, Inc.*	343,674
1,384	Regenxbio, Inc.*^	71,096
1,271	Repligen Corp.*	109,242
1,882	Retrophin, Inc.*	37,809
1,053	Rhythm Pharmaceuticals, Inc.*	23,166
6,888	Sanagamo Therapeutics, Inc.*^	74,184
1,210	Seattle Genetics, Inc.*	83,744

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,381	Spark Therapeutics, Inc.*	$141,387
2,126	Spectrum Pharmaceuticals, Inc.*	18,305
2,797	United Therapeutics Corp.*	218,334
2,321	Vanda Pharmaceuticals, Inc.*	32,703
841	Vertex Pharmaceuticals, Inc.*	154,223
2,446	Xencor, Inc.*	100,115

		10,793,334

Building Products (0.7%):
3,264	A.O. Smith Corp.	153,930
2,828	AAON, Inc.^	141,909
2,557	Advanced Drainage Systems, Inc.	83,844
2,475	Allegion plc	273,611
1,083	American Woodmark Corp.*	91,643
1,885	Apogee Enterprises, Inc.	81,884
1,778	Armstrong Flooring, Inc.*	17,513
1,894	Armstrong World Industries, Inc.	184,097
7,785	Builders FirstSource, Inc.*	131,255
2,571	Continental Building Products, Inc.*	68,311
3,362	Cornerstone Building Brands, Inc.*	19,600
889	Csw Industrials, Inc.	60,585
4,434	Fortune Brands Home & Security, Inc.	253,314
1,576	Gibraltar Industries, Inc.*	63,607
2,893	Griffon Corp.	48,950
1,209	Insteel Industries, Inc.	25,171
5,686	Jeld-Wen Holding, Inc.*	120,714
7,904	Johnson Controls International plc	326,515
922	Lennox International, Inc.	253,551
5,880	Masco Corp.	230,731
1,451	Masonite International Corp.*	76,439
5,086	Owens Corning, Inc.	296,006
1,648	Patrick Industries, Inc.*	81,065
3,615	PGT, Inc.*	60,443
1,925	Quanex Building Products Corp.	36,363
2,098	Resideo Technologies, Inc.*	45,988
2,112	Simpson Manufacturing Co., Inc.	140,364
1,705	Trex Co., Inc.*^	122,249
3,399	Universal Forest Products, Inc.	129,366

		3,619,018

Capital Markets (2.6%):
1,853	Affiliated Managers Group, Inc.	170,735
2,626	Ameriprise Financial, Inc.	381,190
1,834	Ares Management Corp., Class A	47,996
2,502	Artisan Partners Asset Management, Inc., Class A	68,855
10,685	Bank of New York Mellon Corp. (The)	471,743
14,937	BGC Partners, Inc., Class A	78,121
1,035	BlackRock, Inc., Class A	485,726
2,377	Blucora, Inc.*	72,189
3,965	BrightSphere Investment Group plc	45,241
1,779	CBOE Holdings, Inc.	184,358
12,920	Charles Schwab Corp. (The)	519,255
2,686	CME Group, Inc.	521,379
2,934	Cohen & Steers, Inc.^	150,925
190	Diamond Hill Investment Group	26,927
2,917	Donnelley Financial Solutions, Inc.*	38,913
5,873	E*TRADE Financial Corp.	261,936
3,982	Eaton Vance Corp.^	171,744

See accompanying notes to the financial statements.

5

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
951	FactSet Research Systems, Inc.	$272,519
6,954	Federated Investors, Inc., Class B	226,005
5,534	Franklin Resources, Inc.	192,583
3,237	Gain Capital Holdings, Inc.^	13,369
388	GAMCO Investors, Inc., Class A	7,438
4,352	Goldman Sachs Group, Inc. (The)	890,418
1,743	Greenhill & Co., Inc.	23,687
211	Hennessy Advisors, Inc.	2,047
1,166	Houlihan Lokey, Inc.	51,922
3,849	Interactive Brokers Group, Inc., Class A^	208,616
4,301	Intercontinental Exchange, Inc.	369,628
597	INTL FCStone, Inc.*	23,635
13,284	Invesco, Ltd.	271,791
4,134	Janus Henderson Group plc^	88,467
10,552	Ladenburg Thalmann Financial Services, Inc.	36,193
3,497	Lazard, Ltd., Class A	120,262
2,912	Legg Mason, Inc.	111,471
4,031	LPL Financial Holdings, Inc.	328,809
937	MarketAxess Holdings, Inc.	301,171
1,429	Moelis & Co., Class A	49,944
2,716	Moody’s Corp.	530,461
18,789	Morgan Stanley	823,145
1,634	Morningstar, Inc.	236,342
2,261	MSCI, Inc., Class A	539,903
3,524	NASDAQ OMX Group, Inc. (The)	338,903
3,367	Northern Trust Corp.	303,030
1,024	Oppenheimer Holdings, Class A	27,873
784	Piper Jaffray Cos., Inc.	58,228
940	PJT Partners, Inc.	38,089
1,113	Pzena Investment Management, Inc.	9,561
3,506	Raymond James Financial, Inc.	296,432
4,102	S&P Global, Inc.	934,394
3,335	SEI Investments Co.	187,094
660	Silvercrest Asset Management Group, Inc., Class A	9,260
3,927	State Street Corp.	220,148
2,637	Stifel Financial Corp.	155,741
4,497	T. Rowe Price Group, Inc.	493,366
2,299	TD Ameritrade Holding Corp.	114,766
1,429	Virtu Financial, Inc.^	31,124
438	Virtus Investment Partners, Inc.	47,041
5,362	Waddell & Reed Financial, Inc., Class A^	89,385
425	Westwood Holdings, Inc.	14,960
7,874	WisdomTree Investments, Inc.	48,583

		12,835,037

Chemicals (2.2%):
2,746	AdvanSix, Inc.*	67,085
1,955	Air Products & Chemicals, Inc.	442,553
2,344	Albemarle Corp.^	165,041
1,157	American Vanguard Corp.	17,829
2,194	Ashland Global Holdings, Inc.	175,454
3,752	Axalta Coating Systems, Ltd.*	111,697
1,138	Balchem Corp.	113,766
2,532	Cabot Corp.	120,802
3,943	Celanese Corp., Series A	425,055
4,613	CF Industries Holdings, Inc.	215,473
733	Chase Corp.	78,900
4,033	Chemours Co. (The)	96,792

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
578	Core Molding Technologies, Inc.*	$4,318
8,214	Corteva, Inc.	242,888
8,214	Dow, Inc.	405,032
8,214	DuPont de Nemours, Inc.	616,625
5,130	Eastman Chemical Co.	399,268
3,127	Ecolab, Inc.	617,396
14,316	Element Solutions, Inc.*	148,027
5,990	Ferro Corp.*	94,642
2,310	FMC Corp.	191,615
3,222	Futurefuel Corp.	37,665
3,313	GCP Applied Technologies, Inc.*	75,006
1,438	H.B. Fuller Co.	66,723
9,602	Huntsman Corp.	196,265
1,373	Ingevity Corp.*	144,398
1,620	Innophos Holdings, Inc.	47,158
1,433	Innospec, Inc.	130,747
1,701	International Flavor & Fragrances, Inc.^	246,798
14,982	Intrepid Potash, Inc.*	50,340
783	Koppers Holdings, Inc.*	22,989
2,348	Kraton Performance Polymers, Inc.*	72,952
4,741	Kronos Worldwide, Inc.^	72,632
5,249	Linde plc	1,054,000
2,160	Livent Corp.*	14,947
1,233	LSB Industries, Inc.*	4,809
7,315	LyondellBasell Industries NV, Class A	630,040
1,816	Minerals Technologies, Inc.	97,174
5,492	Mosaic Co. (The)	137,465
609	NewMarket Corp.	244,172
7,103	Olin Corp.	155,627
2,346	Omnova Solutions, Inc.*	14,616
5,368	PolyOne Corp.	168,502
4,717	PPG Industries, Inc.	550,521
1,630	PQ Group Holdings, Inc.*	25,836
368	Quaker Chemical Corp.	74,660
3,631	Rayonier Advanced Materials, Inc.^	23,565
3,781	RPM International, Inc.	231,057
2,072	Scotts Miracle-Gro Co. (The)^	204,092
1,975	Sensient Technologies Corp.	145,123
1,137	Sherwin Williams Co.	521,076
1,689	Stepan Co.	155,236
1,627	Trecora Resources*	15,570
1,070	Tredegar Corp.	17,783
3,102	Trinseo SA	131,339
4,906	Tronox Holdings plc, Class A	62,699
6,023	Valvoline, Inc.	117,629
4,276	Venator Materials plc*	22,620
2,031	W.R. Grace & Co.	154,579
1,636	Westlake Chemical Corp.	113,637

		11,002,305

Commercial Services & Supplies (1.2%):
3,793	ABM Industries, Inc.	151,720
9,093	ACCO Brands Corp.	71,562
3,173	Advanced Disposal Services, Inc.*	101,250
4,271	ARC Document Solutions, Inc.*	8,713
1,844	Brady Corp., Class A	90,946
1,544	Brink’s Co. (The)	125,342
1,886	Casella Waste Systems, Inc.*	74,742

See accompanying notes to the financial statements.

6

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,003	CECO Environmental Corp.*	$19,209
912	Cimpress NV*	82,892
2,280	Cintas Corp.	541,021
5,206	Civeo Corp.*	8,954
2,593	Clean Harbors, Inc.*	184,362
5,859	Copart, Inc.*	437,902
6,046	Covanta Holding Corp.	108,284
2,215	Deluxe Corp.	90,062
1,613	Ennis, Inc.	33,099
2,148	Healthcare Services Group, Inc.^	65,127
1,042	Heritage-Crystal Clean, Inc.*	27,415
3,470	Herman Miller, Inc.	155,109
2,671	HNI Corp.	94,500
5,118	IAA, Inc.*	198,476
4,002	Interface, Inc.	61,351
5,118	KAR Auction Services, Inc.	127,950
2,829	Kimball International, Inc., Class B	49,309
3,654	Knoll, Inc.	83,969
1,417	LSC Communications, Inc.	5,200
1,875	Matthews International Corp., Class A	65,344
1,511	McGrath Rentcorp	93,909
2,762	Mobile Mini, Inc.	84,048
1,035	MSA Safety, Inc.	109,079
1,003	Multi-Color Corp.	50,120
1,552	NL Industries, Inc.*	5,665
1,763	PICO Holdings, Inc.*	20,486
8,238	Pitney Bowes, Inc.	35,259
2,606	Quad Graphics, Inc.^	20,613
6,273	Republic Services, Inc., Class A	543,493
5,906	Rollins, Inc.^	211,848
2,114	RR Donnelley & Sons Co.	4,165
1,467	SP Plus Corp.*	46,841
5,403	Steelcase, Inc., Class A	92,391
1,563	Stericycle, Inc.*^	74,633
1,534	Team, Inc.*	23,501
1,842	Tetra Tech, Inc.	144,689
542	UniFirst Corp.	102,205
1,141	US Ecology, Inc.	67,935
1,003	Viad Corp.	66,439
824	Vse Corp.	23,641
9,161	Waste Management, Inc.	1,056,904

		5,941,674

Communications Equipment (1.2%):
1,772	Acacia Communications, Inc.*	83,568
2,109	ADTRAN, Inc.	32,162
752	Applied Optoelectronics, Inc.*^	7,731
976	Arista Networks, Inc.*	253,389
1,829	CalAmp Corp.*	21,363
2,202	Calix, Inc.*	14,445
4,939	Ciena Corp.*	203,141
53,008	Cisco Systems, Inc.	2,901,128
6,102	CommScope Holding Co., Inc.*	95,984
316	Communications Systems, Inc.	951
1,822	Comtech Telecommunications Corp.	51,216
1,262	Digi International, Inc.*	16,002
1,548	EchoStar Corp., Class A*	68,607
1,189	EMCORE Corp.*	3,912

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
1,678	F5 Networks, Inc.*	$244,367
5,961	Finisar Corp.*	136,328
7,060	Harmonic, Inc.*^	39,183
11,833	Infinera Corp.*^	34,434
1,691	InterDigital, Inc.	108,900
7,807	Juniper Networks, Inc.	207,900
909	KVH Industries, Inc.*	9,881
1,533	Lumentum Holdings, Inc.*	81,878
3,068	Motorola Solutions, Inc.	511,528
2,444	NETGEAR, Inc.*	61,809
3,156	NetScout Systems, Inc.*	80,131
360	Palo Alto Networks, Inc.*	73,354
1,949	Plantronics, Inc.	72,191
3,679	Ribbon Communications, Inc.*	17,990
2,035	Ubiquiti Networks, Inc.	267,603
2,004	ViaSat, Inc.*	161,963
8,628	Viavi Solutions, Inc.*	114,666

		5,977,705

Construction & Engineering (0.5%):
5,468	Aecom Technology Corp.*	206,964
800	Aegion Corp.*	14,720
2,172	Ameresco, Inc., Class A*	31,994
1,719	Arcosa, Inc.	64,686
1,245	Argan, Inc.	50,497
2,132	Comfort Systems USA, Inc.	108,711
2,025	Dycom Industries, Inc.*	119,212
2,804	EMCOR Group, Inc.	247,032
2,848	Fluor Corp.	95,949
2,377	Granite Construction, Inc.	114,524
5,343	Great Lakes Dredge & Dock Co.*	58,987
1,221	IES Holdings, Inc.*^	23,016
2,447	Jacobs Engineering Group, Inc.	206,502
8,226	KBR, Inc.	205,156
3,504	MasTec, Inc.*	180,561
1,578	MYR Group, Inc.*	58,938
574	NV5 Holdings, Inc.*	46,724
2,101	Orion Marine Group, Inc.*	5,631
4,194	Primoris Services Corp.	87,780
5,039	Quanta Services, Inc.	192,439
2,791	Tutor Perini Corp.*^	38,711
928	Valmont Industries, Inc.	117,680
1,311	Williams Industrial Services Group, Inc.*	2,989
7,458	Willscot Corp.*	112,168

		2,391,571

Construction Materials (0.2%):
1,483	Eagle Materials, Inc., Class A	137,474
1,291	Martin Marietta Materials, Inc.	297,071
6,520	Summit Materials, Inc., Class A*	125,510
1,308	U.S. Concrete, Inc.*	64,995
353	U.S. Lime & Minerals, Inc.	28,240
2,021	Vulcan Materials Co.	277,504

		930,794

Consumer Finance (1.1%):
11,960	Ally Financial, Inc.	370,640
10,886	American Express Co.	1,343,767
144	Asta Funding, Inc.*	1,014

See accompanying notes to the financial statements.

7

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
6,037	Capital One Financial Corp.	$547,797
1,912	Consumer Portfolio Services, Inc.*	7,266
600	Credit Acceptance Corp.*	290,298
9,534	Discover Financial Services	739,742
2,110	Encore Capital Group, Inc.*^	71,466
1,910	Enova International, Inc.*	44,026
3,948	EZCORP, Inc., Class A*^	37,388
1,945	Firstcash, Inc.	194,539
1,425	Green Dot Corp., Class A*	69,683
27,156	LendingClub Corp.*	89,072
11,991	Navient Corp.	163,677
2,128	Nelnet, Inc., Class A	126,020
750	Nicholas Financial, Inc.*	7,050
5,999	Onemain Holdings, Inc.	202,826
2,661	PRA Group, Inc.*	74,881
960	Regional Mgmt Corp.*	25,315
10,164	Santander Consumer USA Holdings, Inc.	243,529
22,527	SLM Corp.	218,962
16,752	Synchrony Financial	580,792
505	World Acceptance Corp.*	82,876

		5,532,626

Containers & Packaging (0.8%):
21,700	Amcor plc*	249,333
2,903	AptarGroup, Inc.	360,959
2,738	Avery Dennison Corp.	316,732
8,374	Ball Corp.	586,096
4,116	Berry Global Group, Inc.*	216,460
5,242	Crown Holdings, Inc.*	320,286
19,204	Graphic Packaging Holding Co.	268,472
1,930	Greif, Inc., Class A	62,822
1,110	Greif, Inc., Class B	48,452
8,729	International Paper Co.	378,140
2,608	Myers Industries, Inc.	50,256
9,463	Owens-Illinois, Inc.	163,426
3,330	Packaging Corp. of America	317,416
3,591	Sealed Air Corp.	153,623
7,248	Silgan Holdings, Inc.	221,789
5,379	Sonoco Products Co.	351,464
538	UFP Technologies, Inc.*	22,386
4,190	WestRock Co.	152,809

		4,240,921

Distributors (0.2%):
2,074	Core Markt Holdngs Co., Inc.	82,379
4,008	Genuine Parts Co.	415,149
8,571	LKQ Corp.*	228,074
1,203	Pool Corp.	229,773
811	Weyco Group, Inc.	21,662

		977,037

Diversified Consumer Services (0.5%):
1,744	Adtalem Global Education, Inc.*	78,567
1,304	American Public Education, Inc.*	38,572
2,517	Bright Horizons Family Solutions, Inc.*	379,740
5,222	Career Education Corp.*	99,584
1,464	Carriage Services, Inc.	27,831
467	Chegg, Inc.*^	18,022
506	Collectors Universe, Inc.	10,798
1,726	Frontdoor, Inc.*	75,167

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
185	Graham Holdings Co., Class B	$127,656
1,956	Grand Canyon Education, Inc.*	228,891
8,744	H&R Block, Inc.	256,199
8,803	Houghton Mifflin Harcourt Co.*	50,705
2,988	K12, Inc.*	90,865
3,406	Laureate Education, Inc.*	53,508
482	Liberty Tax, Inc.	4,627
1,309	Regis Corp.*	21,729
6,510	Service Corp. International	304,538
3,452	ServiceMaster Global Holdings, Inc.*	179,815
2,193	Sotheby’s*^	127,479
1,225	Strategic Education, Inc.	218,050
1,696	Universal Technical Institute, Inc.*	5,817
1,419	Weight Watchers International, Inc.*	27,103

		2,425,263

Diversified Financial Services (1.1%):
24,317	Berkshire Hathaway, Inc., Class B*	5,183,655
3,604	Cannae Holdings, Inc.*	104,444
6,246	Jefferies Financial Group, Inc.	120,111
827	Marlin Business Services, Inc.	20,617
4,869	On Deck Capital, Inc.*	20,206
2,777	Voya Financial, Inc.	153,568

		5,602,601

Diversified Telecommunication Services (2.0%):
134,452	AT&T, Inc.	4,505,486
1,019	ATN International, Inc.	58,827
28,197	CenturyLink, Inc.	331,597
3,035	Cincinnati Bell, Inc.*	15,023
2,223	Cogent Communications Group, Inc.	131,957
4,558	Consolidated Communications Holdings, Inc.	22,471
1,573	Frontier Communications Corp.*^	2,753
1,994	IDT Corp.*	18,883
2,626	Intelsat S.A.*^	51,076
5,557	Iridium Communications, Inc.*	129,256
4,045	Orbcomm, Inc.*	29,326
398	Pdvwireless, Inc.*	18,706
75,120	Verizon Communications, Inc.	4,291,606
9,821	Vonage Holdings Corp.*	111,272
7,609	Zayo Group Holdings, Inc.*	250,412

		9,968,651

Electric Utilities (1.5%):
1,218	ALLETE, Inc.	101,350
4,190	Alliant Energy Corp.	205,645
5,589	American Electric Power Co., Inc.	491,888
1,163	Avangrid, Inc.	58,732
8,111	Duke Energy Corp.	715,714
4,082	Edison International	275,168
1,593	El Paso Electric Co.	104,182
2,217	Entergy Corp.	228,196
4,886	Evergy, Inc.	293,893
4,208	Eversource Energy	318,798
11,695	Exelon Corp.	560,658
8,717	FirstEnergy Corp.	373,175
1,272	Genie Energy, Ltd., Class B	13,547
4,681	Hawaiian Electric Industries, Inc.	203,858
2,156	IDA Corp., Inc.	216,527

See accompanying notes to the financial statements.

8

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
1,626	MGE Energy, Inc.	$118,828
5,567	NextEra Energy, Inc.	1,140,455
4,707	OGE Energy Corp.	200,330
1,672	Otter Tail Power Co.	88,298
3,805	PG&E Corp.*	87,211
2,368	Pinnacle West Capital Corp.	222,805
3,355	PNM Resources, Inc.	170,803
3,421	Portland General Electric Co.	185,316
11,330	PPL Corp.	351,343
10,893	Southern Co. (The)	602,164
6,842	Xcel Energy, Inc.	407,031

		7,735,915

Electrical Equipment (0.8%):
1,632	Acuity Brands, Inc.	225,069
926	Allied Motion Technologies, Inc.	35,095
4,662	AMETEK, Inc.	423,496
2,063	Atkore International Group, Inc.*	53,370
1,175	AZZ, Inc.	54,074
5,801	Babcock & Wilcox Enterprises, Inc.*	1,989
5,686	Eaton Corp. plc	473,530
10,332	Emerson Electric Co.	689,350
1,159	Encore Wire Corp.	67,894
2,195	EnerSys	150,358
2,333	Generac Holdings, Inc.*	161,934
2,129	Hubbell, Inc.	277,622
1,831	LSI Industries, Inc.	6,683
5,836	nVent Electric plc	144,674
606	Powell Industries, Inc.	23,028
415	Power Solutions International, Inc.*	4,046
400	Preformed Line Products Co.	22,208
2,269	Regal-Beloit Corp.	185,400
2,440	Rockwell Automation, Inc.	399,745
5,452	Sensata Technologies Holding plc*	267,148
8,913	Sunrun, Inc.*^	167,208
1,298	Thermon Group Holdings, Inc.*	33,294
1,704	Tpi Composites, Inc.*^	42,123

		3,909,338

Electronic Equipment, Instruments & Components (1.4%):
4,834	Amphenol Corp., Class A	463,774
1,693	Anixter International, Inc.*	101,089
2,582	Arlo Technologies, Inc.*	10,354
2,934	Arrow Electronics, Inc.*	209,106
3,685	Avnet, Inc.	166,820
6,994	AVX Corp.	116,100
1,734	Badger Meter, Inc.	103,502
550	Bel Fuse, Inc., Class B	9,444
2,425	Belden, Inc.	144,457
3,078	Benchmark Electronics, Inc.	77,319
3,576	CDW Corp.	396,936
2,459	Cognex Corp.	117,983
687	Coherent, Inc.*	93,686
1,318	Control4 Corp.*	31,303
11,758	Corning, Inc.	390,718
1,576	CTS Corp.	43,466
2,838	Daktronics, Inc.^	17,510
1,977	Dolby Laboratories, Inc., Class A	127,714

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
876	ePlus, Inc.*	$60,391
2,177	Fabrinet*	108,132
1,007	FARO Technologies, Inc.*	52,948
10,405	Fitbit, Inc., Class A*	45,782
25,202	Flextronics International, Ltd.*	241,183
2,876	FLIR Systems, Inc.	155,592
640	Frequency Electronics, Inc.*	7,290
3,548	II-VI, Inc.*	129,715
1,676	Insight Enterprises, Inc.*	97,543
1,107	IPG Photonics Corp.*	170,755
1,749	Itron, Inc.*	109,435
10,243	Jabil, Inc.	323,679
3,410	KEMET Corp.	64,142
2,507	Keysight Technologies, Inc.*	225,154
1,603	Kimball Electronics, Inc.*	26,033
5,037	Knowles Corp.*	92,227
725	Littlelfuse, Inc.	128,260
2,290	Methode Electronics, Inc., Class A	65,425
915	MTS Systems Corp.	53,555
1,715	National Instruments Corp.	72,013
1,955	Novanta, Inc.*	184,357
894	OSI Systems, Inc.*	100,691
953	Park Electrochemical Corp.	15,906
1,445	PC Connection, Inc.	50,546
1,087	PCM, Inc.*	38,088
1,291	Plexus Corp.*	75,356
993	Rogers Corp.*	171,372
4,140	Sanmina Corp.*	125,359
1,757	ScanSource, Inc.*	57,208
2,401	SYNNEX Corp.	236,258
6,187	TE Connectivity, Ltd.	592,591
1,453	Tech Data Corp.*	151,984
2,596	Trimble Navigation, Ltd.*	117,106
6,321	TTM Technologies, Inc.*	64,474
7,620	Vishay Intertechnology, Inc.^	125,882
1,193	Zebra Technologies Corp., Class A*	249,922

		7,207,635

Energy Equipment & Services (0.6%):
2,515	Apergy Corp.*	84,353
7,479	Archrock, Inc.	79,277
3,651	Baker Hughes, a GE Co.^	89,924
3,800	C&J Energy Services, Inc.*	44,764
1,347	Core Laboratories NV	70,421
10,172	Diamond Offshore Drilling, Inc.*^	90,226
2,169	Dril-Quip, Inc.*	104,112
9,435	Ensco Rowan plc, Class A^	80,481
1,558	Era Group, Inc.*	12,994
2,010	Exterran Corp.*	28,582
6,125	Forum Energy Technologies, Inc.*	20,948
13,037	Frank’s International NV*	71,182
760	Geospace Technologies Corp.*	11,484
1,086	Gulf Island Fabrication, Inc.*	7,711
9,588	Halliburton Co.	218,030
7,826	Helix Energy Solutions Group, Inc.*	67,538
2,727	Helmerich & Payne, Inc.	138,041
6,510	Keane Group, Inc.*	43,747
892	KLX Energy Services Holdings, Inc.*	18,224

See accompanying notes to the financial statements.

9

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
1,436	Mammoth Energy Services, Inc.	$9,880
1,750	Matrix Service Co.*	35,455
6,284	McDermott International, Inc.*^	60,703
17,995	Nabors Industries, Ltd.^	52,186
6,124	National-Oilwell Varco, Inc.	136,137
935	Natural Gas Services Group*	15,428
4,799	Newpark Resources, Inc.*^	35,609
12,057	Noble Corp. plc*	22,547
4,818	Oceaneering International, Inc.*	98,239
3,066	Oil States International, Inc.*	56,108
6,531	Patterson-UTI Energy, Inc.	75,172
3,744	Pioneer Energy Services Corp.*	947
6,172	Propetro Holding Corp.*	127,760
4,475	RPC, Inc.^	32,265
10,044	Schlumberger, Ltd.	399,149
1,291	SEACOR Holdings, Inc.*	61,335
493	SEACOR Marine Holdings, Inc.*	7,375
3,974	Select Energy Services, Inc.*^	46,138
6,258	Superior Energy Services, Inc.*	8,135
7,361	Technipfmc plc	190,943
4,086	TETRA Technologies, Inc.*	6,660
2,510	Tidewater, Inc.*	58,935
14,584	Transocean, Ltd.*	93,483
4,546	U.S. Silica Holdings, Inc.^	58,143
2,800	Unit Corp.*	24,892

		2,995,663

Entertainment (1.4%):
6,681	Activision Blizzard, Inc.	315,343
3,433	AMC Entertainment Holdings, Inc., Class A^	32,030
6,719	Cinemark Holdings, Inc.^	242,556
4,365	Electronic Arts, Inc.*	442,000
1,834	Eros International plc*	2,476
2,858	Imax Corp.*	57,731
247	Liberty Braves Group, Class A*	6,867
527	Liberty Braves Group, Class C*	14,740
619	Liberty Media Group, Class A*	22,197
4,141	Liberty Media Group, Class C*	154,915
2,111	Lions Gate Entertainment Corp., Class A	25,860
2,411	Lions Gate Entertainment Corp., Class B	27,992
3,762	Live Nation, Inc.*	249,233
540	Madison Square Garden Co. (The), Class A*	151,168
1,459	Marcus Corp.	48,089
2,535	Netflix, Inc.*	931,155
1,419	Reading International, Inc., Class A*	18,419
294	Rosetta Stone, Inc.*	6,727
1,231	Take-Two Interactive Software, Inc.*	139,755
442	Viacom, Inc., Class A	15,072
12,859	Viacom, Inc., Class B	384,098
24,637	Walt Disney Co. (The)	3,440,310
1,208	World Wrestling Entertainment, Inc., Class A^	87,230
31,714	Zynga, Inc.*	194,407

		7,010,370

Equity Real Estate Investment Trusts (0.0%†):
2,142	Alexander & Baldwin, Inc.	49,480

Food & Staples Retailing (1.3%):
500	BJ’s Wholesale Club Holdings, Inc.*	13,200
2,147	Casey’s General Stores, Inc.	334,911

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
6,330	Costco Wholesale Corp.	$1,672,766
1,267	Ingles Markets, Inc., Class A	39,442
27,024	Kroger Co. (The)	586,691
1,720	Natural Grocers by Vitamin Cottage, Inc.*^	17,286
1,409	Performance Food Group Co.*	56,402
1,384	PriceSmart, Inc.	70,750
1,864	Rite Aid Corp.*^	14,931
3,281	SpartanNash Co.	38,289
5,794	Sprouts Farmers Market, Inc.*^	109,449
8,261	Sysco Corp.	584,218
1,610	The Andersons, Inc.	43,856
1,143	The Chefs’ Warehouse, Inc.*	40,085
3,347	United Natural Foods, Inc.*	30,023
3,790	US Foods Holding Corp.*	135,530
738	Village Super Market, Inc., Class A^	19,564
10,994	Walgreens Boots Alliance, Inc.	601,042
17,709	Wal-Mart Stores, Inc.	1,956,667
2,107	Weis Markets, Inc.	76,716

		6,441,818

Food Products (1.5%):
8,183	Archer-Daniels-Midland Co.	333,866
3,898	B&G Foods, Inc.^	81,078
3,919	Bunge, Ltd.	218,327
808	Calavo Growers, Inc.	78,166
2,277	Cal-Maine Foods, Inc.	94,996
5,711	Campbell Soup Co.	228,840
7,343	Conagra Brands, Inc.	194,736
4,717	Darling International, Inc.*	93,821
5,447	Dean Foods Co.^	5,032
1,004	Farmer Brothers Co.*	16,435
7,961	Flowers Foods, Inc.	185,252
2,396	Fresh Del Monte Produce, Inc.	64,572
9,305	General Mills, Inc.	488,699
3,802	Hain Celestial Group, Inc.*^	83,264
3,160	Hershey Co. (The)	423,535
6,832	Hormel Foods Corp.^	276,969
7,644	Hostess Brands, Inc.*^	110,379
3,197	Ingredion, Inc.	263,721
576	J & J Snack Foods Corp.	92,707
3,014	JM Smucker Co. (The)	347,183
300	John B Sanfilippo And Son, Inc.^	23,907
5,585	Kellogg Co.	299,188
6,403	Kraft Heinz Co. (The)	198,749
3,086	Lamb Weston Holdings, Inc.	195,529
1,177	Lancaster Colony Corp.	174,902
1,028	Landec Corp.*^	9,632
2,458	McCormick & Co.	381,015
389	McCormick & Co., Inc.	60,077
11,410	Mondelez International, Inc., Class A	615,000
4,222	Pilgrim’s Pride Corp.*	107,197
3,404	Post Holdings, Inc.*	353,914
1,626	Sanderson Farms, Inc.	222,047
29	Seaboard Corp.	119,965
677	Seneca Foods Corp., Class A*	18,841
3,045	Simply Good Foods Co. (The)*	73,324
1,842	Tootsie Roll Industries, Inc.	68,025

See accompanying notes to the financial statements.

10

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
3,024	TreeHouse Foods, Inc.*	$163,598
6,728	Tyson Foods, Inc., Class A	543,220

		7,309,708

Gas Utilities (0.3%):
1,751	Atmos Energy Corp.	184,836
900	Chesapeake Utilities Corp.	85,518
3,236	National Fuel Gas Co.^	170,699
3,660	New Jersey Resources Corp.	182,158
1,663	Northwest Natural Holding Co.	115,579
2,227	ONE Gas, Inc.	201,098
232	RGC Resources, Inc.	7,081
2,958	South Jersey Industries, Inc.	99,773
2,054	Southwest Gas Corp.	184,079
2,233	Spire, Inc.	187,393
3,695	UGI Corp.	197,350

		1,615,564

Health Care Equipment & Supplies (2.3%):
13,883	Abbott Laboratories	1,167,559
575	ABIOMED, Inc.*	149,782
2,269	Accuray, Inc.*^	8,781
1,170	Align Technology, Inc.*	320,229
2,726	AngioDynamics, Inc.*	53,675
955	Anika Therapeutics, Inc.*	38,792
115	Atrion Corp.	98,065
1,897	Avanos Medical, Inc.*	82,728
4,834	Baxter International, Inc.	395,905
1,987	Becton, Dickinson & Co.	500,744
7,099	Boston Scientific Corp.*	305,115
1,708	Cantel Medical Corp.	137,733
1,289	CONMED Corp.	110,300
841	Cooper Cos., Inc. (The)	283,324
1,619	CryoLife, Inc.*	48,457
4,428	Danaher Corp.	632,850
4,082	Dentsply Sirona, Inc.	238,226
693	DexCom, Inc.*	103,839
1,755	Edwards Lifesciences Corp.*	324,219
1,966	Globus Medical, Inc., Class A*	83,162
2,246	Haemonetics Corp.*	270,284
392	Heska Corp.*	33,387
1,867	Hill-Rom Holdings, Inc.	195,326
7,584	Hologic, Inc.*	364,184
508	ICU Medical, Inc.*	127,970
1,650	IDEXX Laboratories, Inc.*	454,295
433	Inogen, Inc.*	28,907
489	Insulet Corp.*	58,377
1,457	Integer Holdings Corp.*	122,271
1,042	Integra LifeSciences Holdings Corp.*	58,196
962	Intuitive Surgical, Inc.*	504,617
2,327	Invacare Corp.	12,077
1,705	Lantheus Holdings, Inc.*	48,252
809	LeMaitre Vascular, Inc.	22,636
1,168	LivaNova plc*	84,049
1,762	Masimo Corp.*	262,221
9,563	Medtronic plc	931,340
3,164	Meridian Bioscience, Inc.	37,588
1,466	Merit Medical Systems, Inc.*	87,315
1,935	Natus Medical, Inc.*	49,710

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
804	Neogen Corp.*	$49,936
1,986	NuVasive, Inc.*	116,260
481	Nuvectra Corp.*	1,611
2,205	OraSure Technologies, Inc.*	20,462
1,074	Orthofix Medical, Inc.*	56,793
285	Penumbra, Inc.*^	45,600
700	Quidel Corp.*	41,524
2,926	ResMed, Inc.	357,060
3,310	RTI Surgical, Inc.*	14,068
624	SeaSpine Holdings Corp.*	8,268
1,207	Steris plc	179,698
4,559	Stryker Corp.	937,238
750	Teleflex, Inc.	248,363
227	Utah Medical Products, Inc.	21,724
1,961	Varex Imaging Corp.*	60,105
2,117	Varian Medical Systems, Inc.*	288,187
1,157	West Pharmaceutical Services, Inc.	144,799
1,714	Zimmer Holdings, Inc.	201,806

		11,629,989

Health Care Providers & Services (2.6%):
4,796	Acadia Healthcare Co., Inc.*	167,620
634	Addus HomeCare Corp.*	47,518
801	Amedisys, Inc.*	97,249
2,339	AmerisourceBergen Corp.	199,423
2,711	AMN Healthcare Services, Inc.*	147,072
3,391	Anthem, Inc.	956,974
724	BioTelemetry, Inc.*	34,861
9,264	Brookdale Senior Living, Inc.*	66,793
7,103	Cardinal Health, Inc.	334,551
5,646	Centene Corp.*	296,076
661	Chemed Corp.	238,515
6,847	Cigna Corp.	1,078,745
7,171	Community Health Systems, Inc.*^	19,147
1,253	CorVel Corp.*	109,024
1,589	Covetrus, Inc.*^	38,867
1,177	Cross Country Healthcare, Inc.*	11,040
16,377	CVS Health Corp.	892,383
5,046	DaVita, Inc.*	283,888
4,148	Diplomat Pharmacy, Inc.*^	25,261
4,961	Encompass Health Corp.	314,329
3,058	Ensign Group, Inc. (The)	174,061
784	Five Star Quality Care, Inc.*	361
1,531	Hanger Orthopedic Group, Inc.*	29,319
3,730	HCA Healthcare, Inc.	504,184
1,272	HealthEquity, Inc.*	83,189
3,972	Henry Schein, Inc.*	277,643
1,947	Humana, Inc.	516,539
2,629	InfuSystems Holdings, Inc.*	11,305
2,479	Laboratory Corp. of America Holdings*	428,619
925	LHC Group, Inc.*	110,612
1,471	Magellan Health Services, Inc.*	109,192
4,579	McKesson Corp.	615,372
3,346	MEDNAX, Inc.*	84,420
1,417	Molina Healthcare, Inc.*	202,829
1,075	National Healthcare Corp.	87,236
1,219	National Research Corp.	70,202
4,172	Owens & Minor, Inc.	13,350

See accompanying notes to the financial statements.

11

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
4,695	Patterson Cos., Inc.	$107,516
629	Petiq, Inc.*	20,732
2,269	Premier, Inc., Class A*	88,741
835	Providence Service Corp.*	47,879
2,919	Quest Diagnostics, Inc.	297,183
2,518	RadNet, Inc.*	34,723
7,591	Select Medical Holdings Corp.*	120,469
2,133	Surgery Partners, Inc.*	17,363
3,992	Tenet Healthcare Corp.*	82,475
2,390	Tivity Health, Inc.*^	39,292
1,240	Triple-S Management Corp., Class B*	29,574
577	U.S. Physical Therapy, Inc.^	70,723
11,374	UnitedHealth Group, Inc.	2,775,370
3,101	Universal Health Services, Inc., Class B	404,339
969	WellCare Health Plans, Inc.*	276,233

		13,090,381

Health Care Technology (0.2%):
8,903	Allscripts Healthcare Solutions, Inc.*	103,542
5,606	Cerner Corp.	410,920
339	Computer Programs & Systems, Inc.	9,421
4,037	Evolent Health, Inc., Class A*	32,094
1,357	HealthStream, Inc.*	35,092
4,154	HMS Holdings Corp.*	134,548
644	Medidata Solutions, Inc.*	58,288
2,464	NextGen Healthcare, Inc.*	49,034
1,095	Omnicell, Inc.*	94,203
1,047	Simulations Plus, Inc.	29,902
1,142	Veeva Systems, Inc., Class A*	185,130

		1,142,174

Hotels, Restaurants & Leisure (2.3%):
10,056	Aramark Holdings Corp.	362,619
2,451	BBX Capital Corp.	12,034
6	Biglari Holdings, Inc., Class A*	3,183
67	Biglari Holdings, Inc., Class B*	6,959
1,927	BJ’s Restaurants, Inc.	84,672
3,939	Bloomin’ Brands, Inc.	74,486
1,968	Brinker International, Inc.	77,441
7,300	Caesars Entertainment Corp.*	86,286
4,851	Carnival Corp., Class A^	225,814
2,943	Carrols Restaurant Group, Inc.*	26,575
1,723	Century Casinos, Inc.*	16,713
2,158	Cheesecake Factory, Inc. (The)^	94,348
140	Chipotle Mexican Grill, Inc.*	102,603
2,152	Choice Hotels International, Inc.	187,246
582	Churchill Downs, Inc.	66,971
1,178	Chuy’s Holdings, Inc.*	27,000
1,026	Cracker Barrel Old Country Store, Inc.^	175,169
3,164	Darden Restaurants, Inc.	385,154
2,412	Dave & Buster’s Entertainment, Inc.^	97,614
1,574	Del Frisco’s Restaurant Group, Inc.*^	12,529
2,144	Del Taco Restaurants, Inc.*	27,486
4,156	Denny’s Corp.*	85,323
684	DineEquity, Inc.^	65,301
864	Domino’s Pizza, Inc.	240,434
3,365	Dunkin’ Brands Group, Inc.	268,056
1,288	El Pollo Loco Holdings, Inc.*	13,730

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,112	Eldorado Resorts, Inc.*	$51,230
1,277	Fiesta Restaurant Group, Inc.*	16,780
624	Habit Restaurants, Inc. (The), Class A*	6,546
2,724	Hilton Grand Vacations, Inc.*	86,678
3,896	Hilton Worldwide Holdings, Inc.	380,795
1,051	Hyatt Hotels Corp., Class A	80,013
6,233	International Game Technology plc^	80,842
1,202	Jack in the Box, Inc.	97,831
8,263	Las Vegas Sands Corp.	488,261
2,136	Luby’s, Inc.*	2,307
3,634	Marriott International, Inc., Class A	509,814
2,283	Marriott Vacations Worldwide Corp.	220,081
9,151	McDonald’s Corp.	1,900,297
12,240	MGM Resorts International	349,697
341	Nathans Famous, Inc.^	26,639
5,162	Norwegian Cruise Line Holdings, Ltd.*	276,838
1,596	Papa John’s International, Inc.	71,373
2,376	Penn National Gaming, Inc.*	45,762
3,505	Planet Fitness, Inc.*	253,902
3,664	Playa Hotels & Resorts NV*	28,249
763	Potbelly Corp.*	3,884
1,501	Red Lion Hotels Corp.*	10,672
878	Red Robin Gourmet Burgers*	26,840
1,400	Red Rock Resorts, Inc.	30,072
2,548	Royal Caribbean Cruises, Ltd.	308,843
2,527	Ruth’s Hospitality Group, Inc.	57,388
3,394	Scientific Games Corp., Class A*^	67,269
2,359	SeaWorld Entertainment, Inc.*	73,129
4,011	Six Flags Entertainment Corp.	199,266
2,826	Speedway Motorsports, Inc.	52,422
15,143	Starbucks Corp.	1,269,438
3,432	Texas Roadhouse, Inc., Class A	184,195
1,604	Town Sports International Holdings, Inc.*	3,481
866	Vail Resorts, Inc.	193,274
10,968	Wendy’s Co. (The)	214,753
1,298	Wingstop, Inc.	122,986
3,177	Wyndham Hotels & Resorts, Inc.	177,086
3,177	Wyndham Worldwide Corp.	139,470
2,056	Wynn Resorts, Ltd.	254,923
3,972	Yum! Brands, Inc.	439,581

		11,628,653

Household Durables (0.9%):
1,886	Beazer Homes USA, Inc.*	18,124
611	Cavco Industries, Inc.*	96,257
2,848	Century Communities, Inc.*^	75,700
9,095	D.R. Horton, Inc.	392,267
1,137	Dixie Group, Inc. (The)*	659
1,910	Ethan Allen Interiors, Inc.	40,225
431	Flexsteel Industries, Inc.	7,353
4,643	Garmin, Ltd.	370,511
2,761	GoPro, Inc., Class A*	15,075
2,219	Green Brick Partners, Inc.*	18,440
911	Helen of Troy, Ltd.*	118,967
500	Hooker Furniture Corp.	10,310
1,333	Installed Building Products, Inc.*	78,940
931	iRobot Corp.*^	85,317
4,827	KB Home	124,199

See accompanying notes to the financial statements.

12

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
2,231	La-Z-Boy, Inc.	$68,402
4,024	Leggett & Platt, Inc.^	154,401
3,994	Lennar Corp., Class A	193,549
119	Lennar Corp., Class B	4,583
1,206	LGI Homes, Inc.*	86,145
1,627	Libbey, Inc.*^	3,026
1,017	Lifetime Brands, Inc.	9,621
3,601	M.D.C. Holdings, Inc.	118,041
1,880	M/I Homes, Inc.*	53,655
3,168	Meritage Corp.*	162,645
1,006	Mohawk Industries, Inc.*	148,355
2,791	Newell Brands, Inc.	43,037
133	NVR, Inc.*	448,244
9,250	PulteGroup, Inc.	292,485
3,683	Skyline Corp.*	100,841
5,496	Taylor Morrison Home Corp., Class A*	115,196
2,586	Tempur Sealy International, Inc.*^	189,735
2,183	Toll Brothers, Inc.	79,941
2,208	TopBuild Corp.*	182,734
7,853	TRI Pointe Homes, Inc.*	94,000
2,153	Tupperware Brands Corp.	40,972
718	Universal Electronics, Inc.*	29,452
2,385	Whirlpool Corp.	339,529
2,147	William Lyon Homes, Class A*	39,140
1,918	Zagg, Inc.*	13,349

		4,463,422

Household Products (1.2%):
2,899	Central Garden & Pet Co., Class A*	71,431
4,467	Church & Dwight Co., Inc.	326,359
2,672	Clorox Co. (The)	409,110
10,554	Colgate-Palmolive Co.	756,405
2,293	Energizer Holdings, Inc.^	88,602
4,535	Kimberly-Clark Corp.	604,425
333	Oil-Dri Corp.	11,335
34,072	Procter & Gamble Co. (The)	3,735,995
1,973	Spectrum Brands Holdings, Inc.^	106,088
698	WD-40 Co.^	111,010

		6,220,760

Independent Power and Renewable Electricity Producers (0.2%):
14,693	AES Corp. (The)	246,255
5,810	Atlantic Power Corp.*	14,060
5,140	Atlantica Yield plc	116,524
1,323	Clearway Energy, Inc., Class A	21,406
2,753	Clearway Energy, Inc., Class C	46,416
4,978	NRG Energy, Inc.	174,827
2,558	Ormat Technologies, Inc.^	162,152
3,788	Pattern Energy Group, Inc.	87,465
7,499	Vistra Energy Corp.*	169,777

		1,038,882

Industrial Conglomerates (0.9%):
9,625	3M Co., Class C	1,668,397
1,602	Carlisle Cos., Inc.	224,937
53,601	General Electric Co.	562,811
8,753	Honeywell International, Inc.	1,528,186
1,736	Raven Industries, Inc.	62,288

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
876	Roper Industries, Inc.	$320,844

		4,367,463

Insurance (3.1%):
10,074	Aflac, Inc.	552,155
333	Alleghany Corp.*	226,810
4,705	Allstate Corp. (The)	478,451
4,095	AMBAC Financial Group, Inc.*	69,001
3,511	American Equity Investment Life Holding Co.	95,359
1,597	American Financial Group, Inc.	163,645
9,027	American International Group, Inc.	480,959
409	American National Insurance Co.	47,636
1,307	Amerisafe, Inc.	83,347
3,717	Aon plc	717,306
5,730	Arch Capital Group, Ltd.*	212,469
1,501	Argo Group International Holdings, Ltd.	111,149
4,600	Arthur J. Gallagher & Co.	402,914
1,955	Assurant, Inc.	207,973
4,165	Assured Guaranty, Ltd.	175,263
1,196	Athene Holding, Ltd.*	51,500
2,351	Axis Capital Holdings, Ltd.	140,237
1,029	Brighthouse Financial, Inc.*	37,754
8,628	Brown & Brown, Inc.	289,038
4,915	Chubb, Ltd.	723,930
2,852	Cincinnati Financial Corp.	295,667
2,176	Citizens, Inc.*^	15,885
1,199	CNA Financial Corp.	56,437
2,354	Crawford & Co.	21,916
2,915	Crawford & Co., Class A^	30,695
1,631	Donegal Group, Inc., Class A	24,905
1,100	eHealth, Inc.*	94,710
1,546	EMC Insurance Group, Inc.	55,702
1,993	Employers Holdings, Inc.	84,244
447	Enstar Group, Ltd.*	77,903
1,364	Erie Indemnity Co., Class A	346,838
748	Everest Re Group, Ltd.	184,891
1,025	FBL Financial Group, Inc., Class A	65,395
1,054	FedNat Holding Co.	15,041
4,594	First American Financial Corp.	246,698
7,565	FNF Group	304,870
21,335	Genworth Financial, Inc., Class A*	79,153
695	Global Indemnity, Ltd.	21,517
2,383	Greenlight Capital Re, Ltd.*^	20,232
1,469	Hallmark Financial Services, Inc.*	20,904
1,690	Hanover Insurance Group, Inc. (The)	216,827
7,229	Hartford Financial Services Group, Inc. (The)	402,800
397	HCI Group, Inc.	16,067
387	Heritage Insurance Holdings, Inc.	5,964
2,388	Horace Mann Educators Corp.	96,213
1,317	Independence Holding Co.	50,994
153	Investors Title Co.	25,551
2,436	James River Group Holdings	114,248
2,876	Kemper Corp.	248,170
3,599	Lincoln National Corp.	231,956
5,372	Loews Corp.	293,687
5,556	Maiden Holdings, Ltd.	3,556
301	Markel Corp.*	327,970
7,623	Marsh & McLennan Cos., Inc.	760,393

See accompanying notes to the financial statements.

13

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,503	Mercury General Corp.	$156,438
8,570	MetLife, Inc.	425,672
4,959	National General Holdings Corp.	113,759
262	National Western Life Group, Inc., Class A	67,334
9,717	Old Republic International Corp.	217,466
2,338	Primerica, Inc.	280,443
7,378	Principal Financial Group, Inc.	427,334
3,011	ProAssurance Corp.	108,727
6,434	Progressive Corp. (The)	514,270
4,383	Prudential Financial, Inc.	442,683
1,023	Reinsurance Group of America, Inc.	159,619
1,433	RenaissanceRe Holdings, Ltd.	255,089
1,252	RLI Corp.^	107,309
854	Safety Insurance Group, Inc.	81,241
2,398	Selective Insurance Group, Inc.	179,586
2,664	State Auto Financial Corp.	93,240
1,761	Stewart Information Services Corp.	71,303
5,145	Third Point Reinsurance, Ltd.*	53,096
1,767	Tiptree Financial, Inc., Class A	11,132
1,775	Torchmark Corp.	158,792
5,063	Travelers Cos., Inc. (The)	757,019
1,438	United Fire Group, Inc.	69,685
2,794	United Insurance Holdings Co.	39,842
3,169	Universal Insurance Holdings, Inc.	88,415
3,102	UnumProvident Corp.	104,072
4,392	W.R. Berkley Corp.	289,565
140	White Mountains Insurance Group, Ltd.	143,004
911	Willis Towers Watson plc	174,493

		15,715,523

Interactive Media & Services (2.5%):
2,621	Alphabet, Inc., Class A*	2,838,019
2,779	Alphabet, Inc., Class C*	3,003,849
1,229	Cargurus, Inc.*^	44,379
3,783	Cars.com, Inc.*	74,601
2,881	DHI Group, Inc.*	10,285
28,746	Facebook, Inc., Class A*	5,547,978
583	IAC/InterActiveCorp.*	126,820
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	66,762
1,146	Match Group, Inc.^	77,091
1,563	QuinStreet, Inc.*^	24,774
2,297	The Meet Group, Inc. (The)*	7,994
1,344	Travelzoo, Inc.*	20,751
2,514	TripAdvisor, Inc.*	116,373
6,966	Truecar, Inc.*	38,034
4,951	Twitter, Inc.*	172,790
2,068	Yelp, Inc.*	70,684
664	Zedge, Inc., Class B*	1,096
1,125	Zillow Group, Inc., Class A*	51,480
2,298	Zillow Group, Inc., Class C*	106,604

		12,400,364

Internet & Direct Marketing Retail (3.1%):
2,093	1-800 Flowers.com, Inc., Class A*	39,516
6,514	Amazon.com, Inc.*	12,335,106
719	Booking Holdings, Inc.*	1,347,916
14,047	eBay, Inc.	554,857
800	Etsy, Inc.*	49,096

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
1,658	Expedia, Inc.	$220,564
4,200	Groupon, Inc.*	15,036
1,546	GrubHub, Inc.*	120,573
2,242	Lands’ End, Inc.*	27,397
1,546	Leaf Group, Ltd.*	11,456
2,098	Liberty Expedia Holdings, Class A*	100,263
1,736	Liquidity Services, Inc.*	10,572
820	Overstock.com, Inc.*^	11,152
1,164	PetMed Express, Inc.^	18,240
4,088	Quotient Technology, Inc.*	43,905
8,810	Qurate Retail, Inc.*	109,156
1,959	Shutterfly, Inc.*	99,027
981	Shutterstock, Inc.	38,445
585	Stamps.com, Inc.*	26,483
1,332	Wayfair, Inc., Class A*	194,472

		15,373,232

IT Services (5.1%):
9,703	Accenture plc, Class C	1,792,824
3,546	Akamai Technologies, Inc.*	284,176
1,762	Alliance Data Systems Corp.	246,909
4,258	Amdocs, Ltd.	264,379
7,163	Automatic Data Processing, Inc.	1,184,259
3,092	Black Knight, Inc.*	185,984
3,881	Booz Allen Hamilton Holding Corp.	256,961
2,876	Broadridge Financial Solutions, Inc.	367,208
1,304	CACI International, Inc., Class A*	266,785
1,432	Carbonite, Inc.*	37,289
3,491	Cardtronics plc*	95,374
687	Cass Information Systems, Inc.	33,306
5,920	Cognizant Technology Solutions Corp., Class A	375,269
6,347	Conduent, Inc.*	60,868
4,094	CoreLogic, Inc.*	171,252
2,608	CSG Systems International, Inc.	127,349
5,461	DXC Technology Co.	301,174
513	Endurance International Group Holdings, Inc.*	2,462
796	Epam Systems, Inc.*	137,788
2,653	Euronet Worldwide, Inc.*	446,341
2,060	Evertec, Inc.	67,362
1,620	Exlservice Holdings, Inc.*	107,131
4,243	Fidelity National Information Services, Inc.	520,531
5,115	First Data Corp., Class A*	138,463
6,201	Fiserv, Inc.*	565,283
1,827	FleetCor Technologies, Inc.*	513,113
609	Gartner, Inc.*	98,012
6,266	Genpact, Ltd.	238,672
2,488	Global Payments, Inc.	398,403
1,451	GoDaddy, Inc., Class A*	101,788
2,548	GTT Communications, Inc.*^	44,845
1,357	Hackett Group, Inc. (The)	22,784
821	Internap Corp.*^	2,471
16,604	International Business Machines Corp.	2,289,692
1,842	Jack Henry & Associates, Inc.	246,681
3,495	Leidos Holdings, Inc.	279,076
2,160	Limelight Networks, Inc.*	5,832
3,417	LiveRamp Holdings, Inc.*	165,656
1,640	ManTech International Corp., Class A	107,994
14,707	MasterCard, Inc., Class A	3,890,443

See accompanying notes to the financial statements.

14

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,278	Maximus, Inc.	$237,786
403	MongoDB, Inc.*	61,292
3,759	NIC, Inc.	60,294
839	Okta, Inc.*	103,625
4,250	Paychex, Inc.	349,733
9,471	PayPal Holdings, Inc.*	1,084,051
2,322	Perficient, Inc.*	79,691
1,985	Perspecta, Inc.	46,469
840	PFSweb, Inc.*	3,402
3,130	Presidio, Inc.	42,787
6,698	Sabre Corp.	148,696
2,846	Science Applications International Corp.	246,350
3,035	Servicesource International, Inc.*	2,883
3,966	Steel Connect, Inc.*	7,218
3,283	Sykes Enterprises, Inc.*	90,151
5,211	Teradata Corp.*	186,814
4,270	Total System Services, Inc.	547,713
2,975	TTEC Holdings, Inc.	138,605
3,021	Unisys Corp.*	29,364
2,288	VeriSign, Inc.*	478,558
1,675	Virtusa Corp.*	74,420
23,056	Visa, Inc., Class A	4,001,368
9,515	Western Union Co.^	189,253
1,462	WEX, Inc.*	304,242
2,321	Worldpay, Inc., Class A*	284,439

		25,241,393

Leisure Products (0.2%):
3,430	Acushnet Holdings Corp.	90,072
3,582	American Outdoor Brands Corp.*	32,274
4,134	Brunswick Corp.	189,709
5,856	Callaway Golf Co.	100,489
658	Escalade, Inc.	7,547
1,907	Hasbro, Inc.	201,532
503	Johnson Outdoors, Inc., Class A	37,509
531	Malibu Boats, Inc.*	20,629
662	Marine Products Corp.	10,221
6,035	Mattel, Inc.*	67,652
1,932	Nautilus Group, Inc.*	4,270
2,101	Polaris Industries, Inc.	191,674
2,859	Vista Outdoor, Inc.*	25,388

		978,966

Life Sciences Tools & Services (1.0%):
3,487	Agilent Technologies, Inc.	260,374
519	Bio-Rad Laboratories, Inc., Class A*	162,234
1,154	Bio-Techne Corp.	240,597
6,259	Bruker Corp.	312,637
2,131	Cambrex Corp.*	99,752
2,313	Charles River Laboratories International, Inc.*	328,215
1,979	Harvard Bioscience, Inc.*	3,958
1,139	Illumina, Inc.*	419,323
2,752	IQVIA Holdings, Inc.*	442,797
2,457	Luminex Corp.	50,712
1,845	Medpace Holdings, Inc.*	120,700
556	Mettler-Toledo International, Inc.*	467,040
1,400	Neogenomics, Inc.*^	30,716
1,490	PerkinElmer, Inc.	143,547
1,655	PRA Health Sciences, Inc.*	164,093

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
2,622	Syneos Health, Inc.*	$133,958
3,590	Thermo Fisher Scientific, Inc.	1,054,312
1,749	Waters Corp.*	376,455

		4,811,420

Machinery (3.0%):
2,898	Actuant Corp., Class A	71,899
3,164	AGCO Corp.	245,431
652	Alamo Group, Inc.	65,154
737	Albany International Corp., Class A	61,105
5,322	Allison Transmission Holdings, Inc.	246,675
2,614	Altra Industrial Motion Corp.	93,790
2,124	Astec Industries, Inc.	69,157
2,702	Barnes Group, Inc.	152,231
837	Blue Bird Corp.*	16,481
2,517	Briggs & Stratton Corp.^	25,774
10,638	Caterpillar, Inc.	1,449,852
2,128	Chart Industries, Inc.*	163,601
1,284	CIRCOR International, Inc.*	59,064
4,064	Colfax Corp.*^	113,914
1,526	Columbus McKinnon Corp.	64,046
2,706	Commercial Vehicle Group, Inc.*	21,702
1,945	Crane Co.	162,291
3,972	Cummins, Inc.	680,562
4,840	Deere & Co.	802,035
4,360	Donaldson Co., Inc.^	221,750
1,324	Douglas Dynamics, Inc.	52,682
3,519	Dover Corp.	352,604
1,120	EnPro Industries, Inc.	71,501
1,435	ESCO Technologies, Inc.	118,560
2,959	Federal Signal Corp.	79,153
3,108	Flowserve Corp.	163,761
3,574	Fortive Corp.	291,352
1,521	Franklin Electric Co., Inc.	72,248
694	FreightCar America, Inc.*^	4,074
2,740	Gardner Denver Holdings, Inc.*	94,804
889	Gencor Industries, Inc.*	11,557
1,203	Global Brass & Copper Holdings, Inc.	52,607
1,617	Gorman-Rupp Co. (The)	53,086
4,423	Graco, Inc.	221,946
1,612	Greenbrier Cos, Inc.	49,005
4,103	Harsco Corp.*	112,586
1,370	Helios Technologies, Inc.	63,582
3,220	Hillenbrand, Inc.	127,415
490	Hurco Cos, Inc.	17,424
896	Hyster-Yale Materials Handling, Inc., Class A	49,513
1,615	IDEX Corp.	278,006
4,926	Illinois Tool Works, Inc.	742,890
3,382	Ingersoll-Rand plc	428,398
4,278	ITT, Inc.	280,123
1,662	John Bean Technologies Corp.	201,318
598	Kadant, Inc.	54,304
4,352	Kennametal, Inc.	160,980
787	L.B. Foster Co., Class A*	21,517
1,806	Lincoln Electric Holdings, Inc.	148,670
539	Lindsay Corp.^	44,311
774	Lydall, Inc.*	15,635
1,213	Manitex International, Inc.*	7,411

See accompanying notes to the financial statements.

15

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,529	Manitowoc Co., Inc. (The)*	$45,016
4,260	Meritor, Inc.*	103,305
1,601	Middleby Corp. (The)*	217,256
4,873	Milacron Holdings Corp.*	67,247
2,406	Mueller Industries, Inc.	70,424
7,183	Mueller Water Products, Inc., Class A	70,537
4,067	Navistar International Corp.*	140,108
1,258	NN, Inc.	12,278
1,555	Nordson Corp.^	219,737
158	Omega Flex, Inc.	12,136
3,290	OshKosh Corp.	274,682
8,569	PACCAR, Inc.	614,055
2,496	Parker Hannifin Corp.	424,345
1,058	Park-Ohio Holdings Corp.	34,480
5,836	Pentair plc	217,099
976	Proto Labs, Inc.*	113,236
660	RBC Bearings, Inc.*	110,095
5,687	REV Group, Inc.	81,950
5,156	Rexnord Corp.*	155,814
2,002	Snap-On, Inc.^	331,611
612	Spartan Motors, Inc.	6,708
1,562	SPX Corp.*	51,577
2,504	SPX FLOW, Inc.*	104,817
775	Standex International Corp.	56,684
1,547	Stanley Black & Decker, Inc.	223,712
1,093	Tennant Co.	66,892
3,523	Terex Corp.	110,622
3,355	Timken Co.	172,246
3,046	Titan International, Inc.	14,895
3,651	Toro Co.	244,252
2,913	TriMas Corp.*	90,216
5,158	Trinity Industries, Inc.	107,029
4,006	Wabash National Corp.	65,178
1,380	WABCO Holdings, Inc.*	182,988
1,790	Wabtec Corp.^	128,450
960	Watts Water Technologies, Inc., Class A	89,453
4,275	Welbilt, Inc.*	71,393
2,272	Woodward, Inc.	257,100
4,252	Xylem, Inc.	355,637

		14,944,797

Marine (0.1%):
7,028	Costamare, Inc.	36,054
1,680	Eagle Bulk Shipping, Inc.*	8,803
1,300	Genco Shipping & Trading, Ltd.*	10,972
1,331	Golden Ocean Group, Ltd.^	7,733
2,348	Kirby Corp.*	185,492
2,733	Matson, Inc.	106,177
1,478	Scorpio Bulkers, Inc.	6,799

		362,030

Media (2.0%):
1,468	A.H. Belo Corp., Class A	5,417
6,959	Altice USA, Inc.*	169,452
2,029	AMC Networks, Inc., Class A*	110,560
270	Cable One, Inc.	316,167
182	CBS Corp., Class A	9,107
7,322	CBS Corp., Class B	365,368
2,458	Charter Communications, Inc., Class A*	971,352

Shares		Fair Value
Common Stocks, continued
Media, continued
1,661	Clear Channel Outdoor Holdings, Inc.*	$7,840
73,144	Comcast Corp., Class A	3,092,528
2,952	comScore, Inc.*	15,232
4,071	Discovery Communications, Inc., Class A*^	124,980
9,189	Discovery Communications, Inc., Class C*	261,427
4,242	DISH Network Corp., Class A*	162,935
4,131	E.W. Scripps Co. (The), Class A	63,163
4,691	Emerald Expositions Events, Inc.	52,305
8,164	Entercom Communications Corp.	47,351
4,792	Entravision Communications Corp., Class A	14,951
7,943	Fox Corp., Class A	291,032
2,763	Fox Corp., Class B	100,932
6,638	Gannett Co., Inc.	54,166
4,760	GCI Liberty, Inc., Class A*	292,550
4,886	Gray Television, Inc.*	80,082
472	Harte-Hanks, Inc.*	1,038
13,729	Interpublic Group of Cos., Inc. (The)	310,138
3,028	John Wiley & Sons, Inc., Class A	138,864
192	John Wiley & Sons, Inc., Class B	8,820
563	Liberty Broadband Corp., Class A*	57,899
2,655	Liberty Broadband Corp., Class C*	276,704
1,489	Liberty Latin America, Ltd.*	25,655
3,100	Liberty Latin America, Ltd., Class C*	53,289
2,477	Liberty SiriusXM Group, Class A*	93,655
5,273	Liberty SiriusXM Group, Class C*	200,269
143	Loral Space & Communications*	4,935
2,502	Marchex, Inc., Class B*	11,759
1,649	Meredith Corp.	90,794
3,759	MSG Networks, Inc., Class A*^	77,962
3,726	National CineMedia, Inc.	24,443
3,971	New Media Investment Group, Inc.	37,486
3,530	New York Times Co. (The), Class A^	115,149
9,481	News Corp., Class A	127,899
2,563	News Corp., Class B	35,779
2,981	Nexstar Broadcasting Group, Inc., Class A	301,081
6,406	Omnicom Group, Inc.^	524,972
1,853	Scholastic Corp.	61,594
5,191	Sinclair Broadcast Group, Inc., Class A	278,393
24,685	Sirius XM Holdings, Inc.^	137,742
1,895	TechTarget, Inc.*	40,269
11,352	Tegna, Inc.	171,983
933	Tribune Publishing Co.	7,436

		9,824,904

Metals & Mining (0.7%):
16,272	AK Steel Holding Corp.*^	38,565
5,563	Alcoa Corp.*	130,230
4,528	Allegheny Technologies, Inc.*^	114,106
799	Ampco-Pittsburgh Corp.*	3,220
2,296	Carpenter Technology Corp.	110,162
4,968	Century Aluminum Co.*	34,329
10,120	Cleveland-Cliffs, Inc.^	107,980
12,366	Coeur d’Alene Mines Corp.*	53,668
6,147	Commercial Metals Co.	109,724
1,902	Compass Minerals International, Inc.	104,515
7,323	Ferroglobe plc	12,449
9,823	Ferroglobe Unit*(a)	—
33,112	Freeport-McMoRan Copper & Gold, Inc.	384,430

See accompanying notes to the financial statements.

16

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
2,945	Gold Resource Corp.	$9,954
943	Haynes International, Inc.	29,997
23,972	Hecla Mining Co.	43,150
151	Kaiser Aluminum Corp.	14,739
1,359	Materion Corp.	92,154
12,309	McEwen Mining, Inc.	21,541
9,007	Newmont Mining Corp.	346,499
6,254	Nucor Corp.	344,595
700	Olympic Steel, Inc.	9,555
2,353	Reliance Steel & Aluminum Co.	222,641
2,119	Royal Gold, Inc.	217,176
1,500	Ryerson Holding Corp.*	12,495
1,365	Schnitzer Steel Industries, Inc., Class A	35,722
1,772	Southern Copper Corp.^	68,842
11,019	Steel Dynamics, Inc.	332,774
3,673	SunCoke Energy, Inc.*	32,616
701	Synalloy Corp.	10,950
2,052	TimkenSteel Corp.*^	16,683
7,131	United States Steel Corp.	109,176
548	Universal Stainless & Alloy Products, Inc.*	8,768
4,099	Warrior Met Coal, Inc.	107,066
2,898	Worthington Industries, Inc.	116,673

		3,407,144

Multiline Retail (0.6%):
2,583	Big Lots, Inc.	73,900
1,948	Dillard’s, Inc., Class A^	121,321
3,606	Dollar General Corp.	487,387
4,739	Dollar Tree, Inc.*	508,921
18,758	J.C. Penney Co., Inc.*^	21,384
6,791	Kohl’s Corp.^	322,912
15,105	Macy’s, Inc.	324,153
5,858	Nordstrom, Inc.^	186,636
2,055	Ollie’s Bargain Outlet Holdings, Inc.*	179,011
9,357	Target Corp.	810,410

		3,036,035

Multi-Utilities (0.8%):
4,544	Ameren Corp.	341,300
2,841	Avista Corp.	126,709
1,784	Black Hills Corp.	139,455
9,831	CenterPoint Energy, Inc.	281,462
4,789	CMS Energy Corp.	277,331
3,650	Consolidated Edison, Inc.	320,032
9,978	Dominion Energy, Inc.	771,498
3,156	DTE Energy Co.	403,589
7,317	MDU Resources Group, Inc.	188,779
6,403	NiSource, Inc.	184,406
2,365	NorthWestern Corp.	170,635
5,413	Public Service Enterprise Group, Inc.	318,393
2,131	Sempra Energy^	292,885
844	Unitil Corp.	50,547
4,178	WEC Energy Group, Inc.^	348,320

		4,215,341

Oil, Gas & Consumable Fuels (4.0%):
7,900	Abraxas Petroleum Corp.*	8,137
332	Adams Resources & Energy, Inc.	11,381
5,292	Anadarko Petroleum Corp.	373,404

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,652	Antero Resources Corp.*	$42,316
6,173	Apache Corp.^	178,832
1,256	Arch Coal, Inc.^	118,328
1,988	Berry Petroleum Corp.	21,073
1,149	Bonanza Creek Energy, Inc.*	23,991
7,819	Cabot Oil & Gas Corp.	179,524
275	California Resources Corp.*	5,412
15,767	Callon Petroleum Co.*^	103,905
7,100	Carrizo Oil & Gas, Inc.*	71,142
6,243	Centennial Resource Development, Inc., Class A*^	47,384
5,373	Cheniere Energy, Inc.*	367,782
40,762	Chesapeake Energy Corp.*^	79,486
25,626	Chevron Corp.	3,188,898
1,737	Cimarex Energy Co.	103,056
7,534	Clean Energy Fuel Corp.*	20,116
10,708	CNX Resources Corp.*	78,275
3,437	Concho Resources, Inc.	354,630
17,974	ConocoPhillips Co.	1,096,413
1,846	CONSOL Energy, Inc.*	49,122
1,423	Contango Oil & Gas Co.*	2,476
1,170	Continental Resources, Inc.	49,245
358	Contura Energy, Inc.*	18,580
3,723	CVR Energy, Inc.	186,113
4,054	Delek US Holdings, Inc.	164,268
35,565	Denbury Resources, Inc.*	44,101
7,602	Devon Energy Corp.	216,809
8,860	DHT Holdings, Inc.^	52,363
3,772	Diamondback Energy, Inc.	411,035
107	Dorian LPG, Ltd.*	965
5,391	Enlink Midstream LLC^	54,395
7,578	EOG Resources, Inc.	705,965
3,515	EQT Corp.	55,572
2,812	Equitrans Midstream Corp.	55,425
5,493	Extraction Oil & Gas, Inc.*	23,785
54,622	Exxon Mobil Corp.	4,185,683
4,505	Gaslog, Ltd.	64,872
2,514	Green Plains Renewable Energy, Inc.	27,101
8,600	Gulfport Energy Corp.*	42,226
5,897	Halcon Resources Corp.*	1,043
2,222	Hallador Energy Co.	12,510
5,198	Hess Corp.	330,437
10,617	HighPoint Resources Corp.*	19,323
6,693	HollyFrontier Corp.	309,752
1,180	International Seaways, Inc.*	22,420
3,393	Jagged Peak Energy, Inc.*	28,060
25,885	Kinder Morgan, Inc.	540,479
17,233	Kosmos Energy, Ltd.	108,051
12,195	Laredo Petroleum Holdings, Inc.*	35,366
14,759	Marathon Oil Corp.	209,725
8,975	Marathon Petroleum Corp.	501,523
6,316	Matador Resources Co.*^	125,562
1,037	Montage Resources Corp.*	6,326
6,993	Murphy Oil Corp.^	172,377
7,953	Noble Energy, Inc.^	178,147
10,234	Northern Oil & Gas, Inc.*	19,752
11,184	Oasis Petroleum, Inc.*	63,525
11,152	Occidental Petroleum Corp.	560,722

See accompanying notes to the financial statements.

17

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,786	ONEOK, Inc.	$398,135
2,263	Pacific Ethanol, Inc.*	1,731
1,401	Panhandle Oil & Gas, Inc., Class A	18,269
2,936	PAR Pacific Holdings, Inc.*	60,247
5,375	Parsley Energy, Inc., Class A*	102,179
6,440	PBF Energy, Inc., Class A	201,572
3,182	PDC Energy, Inc.*	114,743
4,173	Peabody Energy Corp.	100,569
5,783	Phillips 66	540,942
2,116	Pioneer Natural Resources Co.	325,568
6	PrimeEnergy Corp.*	799
11,578	QEP Resources, Inc.*	83,709
4,715	Range Resources Corp.^	32,911
3,344	Renewable Energy Group, Inc.*^	53,036
374	REX American Resources Corp.*	27,265
1,820	Ring Energy, Inc.*	5,915
3,428	Scorpio Tankers, Inc.	101,195
3,967	SemGroup Corp., Class A^	47,604
8,660	Ship Finance International^	108,337
6,397	SM Energy Co.	80,090
22,197	Southwestern Energy Co.*^	70,143
14,755	SRC Energy, Inc.*	73,185
3,310	Talos Energy, Inc.*	79,606
3,165	Targa Resources Corp.	124,258
6,407	Teekay Shipping Corp.	22,040
3,637	Ultra Petroleum Corp.*	655
7,755	Valero Energy Corp.	663,905
6,207	Whiting Petroleum Corp.*^	115,947
6,939	Williams Cos., Inc. (The)	194,570
4,114	World Fuel Services Corp.	147,939
13,673	WPX Energy, Inc.*	157,376

		20,183,126

Paper & Forest Products (0.2%):
2,511	Boise Cascade Co.	70,584
1,659	Clearwater Paper Corp.*	30,675
3,283	Domtar Corp.	146,192
7,047	Louisiana-Pacific Corp.	184,772
5,575	Mercer International, Inc.	86,245
1,286	Neenah Paper, Inc.	86,869
2,520	P.H. Glatfelter Co.	42,538
5,870	Resolute Forest Products	42,264
1,565	Schweitzer-Mauduit International, Inc.	51,927
2,251	Verso Corp.*	42,882

		784,948

Personal Products (0.3%):
22,998	Avon Products, Inc.*	89,232
5,534	Coty, Inc., Class A	74,156
1,562	e.l.f. Beauty, Inc.*	22,024
2,453	Edgewell Personal Care Co.*	66,108
2,824	Estee Lauder Co., Inc. (The), Class A	517,102
4,410	Herbalife, Ltd.*^	188,571
1,355	Inter Parfums, Inc.	90,094
609	Medifast, Inc.	78,135
1,236	Natures Sunshine Products, Inc.*	11,482
3,177	Nu Skin Enterprises, Inc., Class A	156,690
2,385	Revlon, Inc.*^	46,102

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
340	United-Guardian, Inc.	$6,392
1,364	Usana Health Sciences, Inc.*	108,343

		1,454,431

Pharmaceuticals (3.4%):
4,368	Akorn, Inc.*	22,495
3,430	Allergan plc	574,285
2,003	Amphastar Pharmaceuticals, Inc.*	42,283
900	ANI Pharmaceuticals, Inc.*	73,980
885	Assembly Biosciences, Inc.*	11,939
12,668	Bristol-Myers Squibb Co.	574,494
6,427	Catalent, Inc.*	348,408
4,376	Corcept Therapeutics, Inc.*^	48,792
1,468	Cumberland Pharmaceuticals, Inc.*	9,351
1,054	Cymabay Therapeutics, Inc.*	7,547
7,796	Elanco Animal Health, Inc.*	263,505
10,978	Eli Lilly & Co.	1,216,253
8,827	Endo International plc*	36,367
5,527	Horizon Therapeutics plc*	132,980
3,292	Innoviva, Inc.*^	47,932
2,219	Intra-Cellular Therapies, Inc.*	28,803
1,011	Jazz Pharmaceuticals plc*	144,128
38,087	Johnson & Johnson Co.	5,304,756
2,281	Lannett Co., Inc.*	13,823
42	Lipocine, Inc.*	82
4,828	Mallinckrodt plc*	44,321
31,533	Merck & Co., Inc.	2,644,042
4,916	Mylan NV*	93,601
1,317	Otonomy, Inc.*	3,622
2,153	Perrigo Co. plc	102,526
86,700	Pfizer, Inc.	3,755,843
793	Phibro Animal Health Corp., Class A	25,194
2,480	Prestige Brands Holdings, Inc.*	78,566
1,789	Supernus Pharmaceuticals, Inc.*	59,198
923	Taro Pharmaceutical Industries, Ltd.	78,843
7,935	Zoetis, Inc.	900,543
2,097	Zogenix, Inc.*^	100,195

		16,788,697

Professional Services (0.7%):
2,698	ASGN, Inc.*	163,499
494	Barrett Business Services, Inc.	40,804
3,154	CBIZ, Inc.*	61,787
304	CoStar Group, Inc.*	168,434
456	CRA International, Inc.	17,478
2,681	Equifax, Inc.	362,579
2,728	Exponent, Inc.	159,697
825	Forrester Research, Inc.	38,800
1,382	FTI Consulting, Inc.*	115,867
1,205	Heidrick & Struggles International, Inc.	36,114
466	Hill International, Inc.*	1,258
1,763	Huron Consulting Group, Inc.*	88,820
1,472	ICF International, Inc.	107,162
3,095	InnerWorkings, Inc.*^	11,823
1,210	Insperity, Inc.	147,789
2,223	Kelly Services, Inc., Class A	58,220
1,154	Kforce, Inc.	40,494
2,258	Korn/Ferry International	90,478
2,677	ManpowerGroup, Inc.	258,598

See accompanying notes to the financial statements.

18

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
659	Mistras Group, Inc.*	$9,470
3,651	Navigant Consulting, Inc.	84,667
7,090	Nielsen Holdings plc	160,234
2,125	Resources Connection, Inc.	34,021
3,340	Robert Half International, Inc.	190,413
2,853	TransUnion	209,724
2,994	TriNet Group, Inc.*	202,993
2,213	Trueblue, Inc.*	48,819
3,120	Verisk Analytics, Inc.	456,956
840	Volt Information Sciences, Inc.*	3,772
1,028	Wageworks, Inc.*	52,212
633	Willdan Group, Inc.*	23,579

		3,446,561

Real Estate Management & Development (0.3%):
400	Altisource Portfolio Solutions*	7,864
10,433	CBRE Group, Inc., Class A*	535,214
339	Consolidated-Tomoka Land Co.^	20,238
279	Forestar Group, Inc.*	5,454
232	FRP Holdings, Inc.*	12,939
318	Griffin Industrial Realty, Inc.	11,241
2,632	HFF, Inc., Class A	119,703
1,280	Howard Hughes Corp. (The)*	158,515
1,295	Jones Lang LaSalle, Inc.	182,195
5,360	Kennedy-Wilson Holdings, Inc.	110,255
2,112	Marcus & Millichap, Inc.*	65,155
6,929	Newmark Group, Inc.	62,222
997	Rafael Holdings, Inc., Class B*	28,664
2,090	RE/MAX Holdings, Inc., Class A	64,288
7,526	Realogy Holdings Corp.	54,488
1,447	Tejon Ranch Co.*	24,006
1,038	The RMR Group, Inc., Class A	48,765
3,157	The St. Joe Co.*	54,553

		1,565,759

Road & Rail (1.2%):
566	AMERCO, Inc.	214,259
1,475	ArcBest Corp.	41,462
2,770	Avis Budget Group, Inc.*	97,393
1,699	Covenant Transportation Group, Inc., Class A*	24,992
12,352	CSX Corp.	955,673
1,672	Genesee & Wyoming, Inc., Class A*	167,200
4,879	Heartland Express, Inc.	88,164
6,526	Hertz Global Holdings, Inc.*	104,155
3,215	J.B. Hunt Transport Services, Inc.	293,883
2,263	Kansas City Southern	275,679
3,490	Knight-Swift Transportation Holdings, Inc.^	114,612
1,751	Landstar System, Inc.	189,090
4,459	Marten Transport, Ltd.	80,931
4,529	Norfolk Southern Corp.	902,766
2,241	Old Dominion Freight Line, Inc.	334,492
400	P.A.M. Transportation SVCS*	24,800
3,246	Ryder System, Inc.	189,242
1,912	Saia, Inc.*	123,649
10,127	Union Pacific Corp.	1,712,576
2,010	Universal Truckload Services, Inc.	45,165
1,023	USA Truck, Inc.*^	10,343
4,896	Werner Enterprises, Inc.	152,168

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
1,829	YRC Worldwide, Inc.*	$7,371

		6,150,065

Semiconductors & Semiconductor Equipment (3.8%):
2,441	Advanced Energy Industries, Inc.*	137,355
12,550	Advanced Micro Devices, Inc.*^	381,144
2,031	Alpha & Omega Semiconductor, Ltd.*	18,970
1,392	Ambarella, Inc.*	61,429
17,158	Amkor Technology, Inc.*	127,999
2,339	Analog Devices, Inc.	264,003
16,074	Applied Materials, Inc.	721,883
1,615	Axcelis Technologies, Inc.*	24,306
1,701	AXT, Inc.*	6,736
3,701	Broadcom, Inc.	1,065,370
3,367	Brooks Automation, Inc.	130,471
997	Cabot Microelectronics Corp.	109,750
437	CEVA, Inc.*	10,641
3,276	Cirrus Logic, Inc.*	143,161
2,261	Cohu, Inc.	34,887
3,350	Cree, Inc.*	188,203
9,588	Cypress Semiconductor Corp.	213,237
3,151	Diodes, Inc.*	114,602
7,419	Entegris, Inc.	276,877
3,383	First Solar, Inc.*^	222,195
3,971	FormFactor, Inc.*	62,226
1,314	GSI Technology, Inc.*	11,261
948	Ichor Holdings, Ltd.*	22,411
975	Inphi Corp.*	48,848
94,998	Intel Corp.	4,547,553
4,648	KLA-Tencor Corp.	549,394
2,537	Kulicke & Soffa Industries, Inc.	57,209
2,929	Lam Research Corp.	550,183
4,922	Lattice Semiconductor Corp.*	71,812
2,991	MA-COM Technology Solutions Holdings, Inc.*	45,254
11,227	Marvell Technology Group, Ltd.	267,988
5,668	Maxim Integrated Products, Inc.	339,060
3,353	MaxLinear, Inc., Class A*	78,594
3,257	Microchip Technology, Inc.	282,382
25,684	Micron Technology, Inc.*	991,146
2,866	MKS Instruments, Inc.	223,233
793	Monolithic Power Systems, Inc.	107,674
1,348	Nanometrics, Inc.*	46,789
1,500	Neophotonics Corp.*	6,270
150	NVE Corp.	10,445
7,539	NVIDIA Corp.	1,238,129
14,154	ON Semiconductor Corp.*	286,052
1,438	PDF Solutions, Inc.*	18,867
5,010	Photronics, Inc.*	41,082
1,260	Power Integrations, Inc.	101,027
1,918	Qorvo, Inc.*	127,758
6,173	QUALCOMM, Inc.	469,580
8,280	Rambus, Inc.*	99,691
1,554	Rudolph Technologies, Inc.*	42,937
2,464	Semtech Corp.*	118,395
867	Silicon Laboratories, Inc.*	89,648
5,510	Skyworks Solutions, Inc.	425,758
1,751	SMART Global Holdings, Inc.*^	40,255
2,652	Solaredge Technologies, Inc.*	165,644

See accompanying notes to the financial statements.

19

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,209	Synaptics, Inc.*^	$64,370
4,497	Teradyne, Inc.	215,451
15,564	Texas Instruments, Inc.	1,786,124
1,678	Ultra Clean Holdings, Inc.*	23,358
782	Universal Display Corp.^	147,063
3,598	Veeco Instruments, Inc.*	43,968
4,855	Versum Materials, Inc.	250,421
5,209	Xilinx, Inc.	614,245
3,667	Xperi Corp.	75,504

		19,058,278

Software (5.0%):
3,116	ACI Worldwide, Inc.*	107,003
5,352	Adobe Systems, Inc.*	1,576,966
627	Alarm.com Holding, Inc.*^	33,545
1,009	American Software, Inc., Class A	13,268
988	ANSYS, Inc.*	202,362
1,940	Aspen Technology, Inc.*	241,103
1,764	Autodesk, Inc.*	287,356
5,114	Avaya Holdings Corp.*	60,908
2,272	Aware, Inc.*	7,543
1,769	Blackbaud, Inc.	147,712
794	Bottomline Technologies, Inc.*	35,127
6,502	Cadence Design Systems, Inc.*	460,407
3,648	CDK Global, Inc.	180,357
3,511	Citrix Systems, Inc.	344,570
505	CommVault Systems, Inc.*	25,058
533	Coupa Software, Inc.*	67,483
1,380	Ebix, Inc.	69,304
990	Envestnet, Inc.*	67,686
1,083	Evolving Systems, Inc.*	856
1,055	Fair Isaac Corp.*	331,291
1,784	FireEye, Inc.*	26,421
1,444	Fortinet, Inc.*	110,943
977	Globant SA*	98,726
1,126	Guidewire Software, Inc.*^	114,154
385	HubSpot, Inc.*	65,650
4,181	Intuit, Inc.	1,092,621
2,746	J2 Global, Inc.	244,092
1,431	LogMeIn, Inc.	105,436
2,205	Manhattan Associates, Inc.*	152,873
100,185	Microsoft Corp.	13,420,782
430	MicroStrategy, Inc., Class A*	61,623
1,803	Monotype Imaging Holdings, Inc.	30,363
600	New Relic, Inc.*	51,906
8,426	Nuance Communications, Inc.*	134,563
1,722	OneSpan, Inc.*	24,401
29,456	Oracle Corp.	1,678,107
2,127	Paycom Software, Inc.*	482,233
237	Paylocity Holding Corp.*	22,235
963	Pegasystems, Inc.	68,575
2,433	Progress Software Corp.	106,127
400	Proofpoint, Inc.*	48,100
393	PTC, Inc.*	35,276
1,224	Qualys, Inc.*	106,586
752	Qumu Corp.*	3,121
2,745	RealNetworks, Inc.*	5,216
1,867	RealPage, Inc.*	109,873

Shares		Fair Value
Common Stocks, continued
Software, continued
3,102	Red Hat, Inc.*	$582,432
737	Rubicon Project, Inc.*	4,687
2,640	Salesforce.com, Inc.*	400,567
1,200	Sapiens International Corp. NV	19,944
2,393	SeaChange International, Inc.*	3,422
574	ServiceNow, Inc.*	157,603
967	Splunk, Inc.*	121,600
4,018	SS&C Technologies Holdings, Inc.	231,477
2,577	Symantec Corp.	56,076
2,279	Synchronoss Technologies, Inc.*	18,027
1,545	Synopsys, Inc.*	198,826
766	Tableau Software, Inc., Class A*	127,171
3,390	Telaria, Inc.*	25,493
454	The Trade Desk, Inc.*	103,412
7,428	TiVo Corp.	54,744
547	Tyler Technologies, Inc.*	118,163
2,230	Verint Systems, Inc.*	119,929
742	VMware, Inc., Class A	124,070
494	Workday, Inc., Class A*	101,557

		25,229,108

Specialty Retail (2.8%):
3,417	Aaron’s, Inc.	209,838
4,015	Abercrombie & Fitch Co., Class A	64,401
1,979	Advance Auto Parts, Inc.	305,043
10,054	American Eagle Outfitters, Inc.	169,913
492	America’s Car Mart, Inc.*	42,351
1,809	Asbury Automotive Group, Inc.*	152,571
9,258	Ascena Retail Group, Inc.*^	5,647
3,229	At Home Group, Inc.*	21,505
5,034	AutoNation, Inc.*^	211,126
423	AutoZone, Inc.*	465,076
3,164	Barnes & Noble Education, Inc.*	10,631
5,007	Barnes & Noble, Inc.^	33,497
9,785	Bed Bath & Beyond, Inc.^	113,702
5,789	Best Buy Co., Inc.	403,667
1,657	Big 5 Sporting Goods Corp.	3,231
1,519	Boot Barn Holdings, Inc.*	54,137
583	Build-A-Bear Workshop, Inc.*	3,259
1,808	Burlington Stores, Inc.*	307,631
3,180	Caleres, Inc.	63,346
4,388	CarMax, Inc.*	381,010
1,987	Cato Corp., Class A	24,480
7,822	Chico’s FAS, Inc.^	26,360
988	Children’s Place Retail Stores, Inc. (The)	94,235
881	Citi Trends, Inc.	12,880
1,572	Conn’s, Inc.*	28,013
3,425	Designer Brands, Inc., Class A	65,657
1,097	Destination Maternity Corp.*	1,448
2,864	Destination XL Group, Inc.*	5,041
4,900	Dick’s Sporting Goods, Inc.	169,687
6,313	Express, Inc.*	17,234
1,791	Five Below, Inc.*	214,956
6,511	Foot Locker, Inc.	272,941
2,397	Francesca’s Holdings Corp.*	1,186
6,630	GameStop Corp., Class A	36,266
16,270	Gap, Inc. (The)	292,372
1,571	Genesco, Inc.*	66,438

See accompanying notes to the financial statements.

20

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,200	Group 1 Automotive, Inc.	$98,268
4,368	Guess, Inc.	70,543
1,166	Haverty Furniture Cos., Inc.^	19,857
1,874	Hibbett Sports, Inc.*	34,107
13,113	Home Depot, Inc. (The)	2,727,110
1,293	Hudson, Ltd., Class A*	17,830
1,036	Kirkland’s, Inc.*^	2,341
4,361	L Brands, Inc.	113,822
1,518	Lithia Motors, Inc., Class A	180,308
13,333	Lowe’s Cos., Inc.	1,345,433
1,427	MarineMax, Inc.*	23,460
7,372	Michaels Cos., Inc. (The)*^	64,136
1,920	Monro Muffler Brake, Inc.	163,776
2,054	Murphy U.S.A., Inc.*	172,598
1,200	National Vision Holdings, Inc.*	36,876
37,074	Office Depot, Inc.	76,372
1,262	O’Reilly Automotive, Inc.*	466,082
5,666	Party City Holdco, Inc.*	41,532
3,939	Penske Automotive Group, Inc.	186,315
8	Pier 1 Imports, Inc.*^	60
900	Rent-A-Center, Inc.*	23,967
622	Restoration Hardware, Inc.*	71,903
6,455	Ross Stores, Inc.	639,820
4,842	RTW Retailwinds, Inc.*	8,231
5,608	Sally Beauty Holdings, Inc.*^	74,811
600	Shoe Carnival, Inc.^	16,560
3,863	Signet Jewelers, Ltd.	69,071
2,056	Sleep Number Corp.*	83,042
3,293	Sonic Automotive, Inc., Class A	76,892
1,606	Sportsman’s Warehouse Holdings, Inc.*	6,071
289	Tandy Leather Factory, Inc.*	1,590
2,860	The Tile Shop Holdings, Inc.	11,440
3,618	Tiffany & Co.^	338,790
854	Tilly’s, Inc.	6,516
19,829	TJX Cos., Inc. (The)	1,048,558
3,266	Tractor Supply Co.	355,341
1,178	Ulta Salon, Cosmetics & Fragrance, Inc.*	408,636
5,535	Urban Outfitters, Inc.*^	125,921
1,993	Vitamin Shoppe, Inc.*^	7,852
4,383	Williams-Sonoma, Inc.^	284,895
285	Winmark Corp.	49,348
2,204	Zumiez, Inc.*	57,524

		13,958,381

Technology Hardware, Storage & Peripherals (3.8%):
6,315	3D Systems Corp.*	57,467
81,883	Apple, Inc.	16,206,282
728	Astro-Med, Inc.	18,812
2,354	Avid Technology, Inc.*	21,468
2,472	Cray, Inc.*	86,075
3,700	Dell Technologies, Inc., Class C*	187,960
2,278	Diebold, Inc.*^	20,866
3,516	Electronics for Imaging, Inc.*	129,776
14,449	Hewlett Packard Enterprise Co.	216,013
22,329	HP, Inc.	464,220
6,466	NCR Corp.*	201,093
4,982	NetApp, Inc.	307,389
2,304	Pure Storage, Inc., Class A*	35,182

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
8,455	Seagate Technology plc	$398,400
2,522	Stratasys, Ltd.*	74,071
2,313	Super Micro Computer, Inc.*	44,757
6,156	Western Digital Corp.^	292,718
7,974	Xerox Corp.	282,359

		19,044,908

Textiles, Apparel & Luxury Goods (1.0%):
5,725	Capri Holdings, Ltd.*	198,543
2,618	Carter’s, Inc.	255,360
1,828	Columbia Sportswear Co.	183,092
4,393	Crocs, Inc.*	86,762
810	Culp, Inc.	15,390
1,758	Deckers Outdoor Corp.*	309,355
3,440	Fossil Group, Inc.*^	39,560
2,480	G-III Apparel Group, Ltd.*	72,962
11,489	Hanesbrands, Inc.^	197,841
795	Kontoor Brands, Inc.*	22,276
2,494	Lululemon Athletica, Inc.*	449,443
1,551	Movado Group, Inc.	41,877
17,407	Nike, Inc., Class B	1,461,317
1,259	Oxford Industries, Inc.	95,432
1,797	PVH Corp.	170,068
1,477	Ralph Lauren Corp.	167,772
570	Rocky Brands, Inc.	15,550
3,577	Sequential Brands Group, Inc.*	1,967
7,159	Skechers U.S.A., Inc., Class A*	225,437
2,686	Steven Madden, Ltd.	91,190
700	Superior Uniform Group, Inc.	11,991
8,939	Tapestry, Inc.	283,634
3,746	Under Armour, Inc., Class C*	83,161
1,027	Unifi, Inc.*	18,661
802	Vera Bradley, Inc.*	9,624
5,570	VF Corp.	486,540
3,237	Wolverine World Wide, Inc.	89,147

		5,083,952

Thrifts & Mortgage Finance (0.6%):
3,784	Axos Financial, Inc.*^	103,114
1,591	BankFinancial Corp.	22,258
7,721	Capitol Federal Financial, Inc.	106,318
2,791	Dime Community Bancshares	53,001
855	ESSA Bancorp, Inc.	13,039
4,321	Essent Group, Ltd.*	203,044
403	Federal Agricultural Mortgage Corp.	29,282
408	First Capital, Inc.	20,620
1,544	First Defiance Financial Corp.	44,112
3,346	Flagstar Bancorp, Inc.	110,886
8	Greene County Bancorp, Inc.	235
155	Hingham Institution for Savings	30,692
1,670	HomeStreet, Inc.*	49,499
687	HopFed Bancorp, Inc.	13,032
413	IF Bancorp, Inc.^	8,636
966	Impac Mortgage Holdings, Inc.*^	2,995
5,948	Kearny Financial Corp.	79,049
1,249	Kentucky First Federal Bancorp	9,805
750	Lake Shore Bancorp, Inc.	11,213
194	LendingTree, Inc.*	81,486

See accompanying notes to the financial statements.

21

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
3,570	Meridian Bancorp, Inc.	$63,867
2,468	Meta Financial Group, Inc.	69,227
17,771	MGIC Investment Corp.*	233,512
4,623	Mr Cooper Group, Inc.*^	37,030
7,598	New York Community Bancorp, Inc.	75,828
3,378	NMI Holdings, Inc., Class A*	95,901
1,311	Northeast Community Bancorp, Inc.	14,880
2,984	Northfield Bancorp, Inc.	46,580
5,417	Northwest Bancshares, Inc.	95,393
3,167	Oceanfirst Financial Corp.	78,700
503	Oconee Federal Financial Corp.^	11,544
6,975	Ocwen Financial Corp.*	14,438
3,358	Oritani Financial Corp.^	59,571
4,877	PennyMac Financial Services, Inc.	108,172
679	Provident Financial Holdings, Inc.	14,252
3,181	Provident Financial Services, Inc.	77,139
6,456	Radian Group, Inc.	147,520
420	Riverview Bancorp, Inc.	3,587
561	Southern Missouri Bancorp, Inc.	19,540
733	Territorial Bancorp, Inc.	22,650
5,881	TFS Financial Corp.^	106,270
7,273	TrustCo Bank Corp.	57,602
2,800	United Community Financial Corp.	26,796
3,669	United Financial Bancorp, Inc.	52,026
3,136	Washington Federal, Inc.	109,540
2,036	Waterstone Financial, Inc.	34,734
2,381	Wawlker & Dunlop, Inc.	126,693
1,498	Western New England BanCorp, Inc.	13,991
2,825	WSFS Financial Corp.	116,673

		2,925,972

Tobacco (0.6%):
28,606	Altria Group, Inc.	1,354,494
20,011	Philip Morris International, Inc.	1,571,464
1,284	Universal Corp.	78,029
8,071	Vector Group, Ltd.^	78,692

		3,082,679

Trading Companies & Distributors (0.7%):
6,679	Air Lease Corp.^	276,110
4,508	Aircastle, Ltd.	95,840
1,994	Applied Industrial Technologies, Inc.	122,691
2,840	Beacon Roofing Supply, Inc.*	104,285
3,866	BMC Stock Holdings, Inc.*	81,959
1,592	CAI International, Inc.*	39,513
644	DXP Enterprises, Inc.*	24,401
13,584	Fastenal Co.^	442,703
876	GATX Corp.^	69,458
2,334	GMS, Inc.*	51,348
2,500	H&E Equipment Services, Inc.	72,725
6,084	HD Supply Holdings, Inc.*	245,064
2,167	Herc Holdings, Inc.*	99,314
1,307	Huttig Building Products, Inc.*	3,372
870	Kaman Corp., Class A	55,410
5,217	MRC Global, Inc.*	89,315
2,233	MSC Industrial Direct Co., Inc., Class A	165,823
5,453	NOW, Inc.*	80,486

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,902	Rush Enterprises, Inc., Class A	$69,461
2,034	Systemax, Inc.	45,073
2,654	Textainer Group Holdings, Ltd.*	26,752
651	Titan Machinery, Inc.*	13,398
1,007	TransAct Technologies, Inc.*	25,769
3,334	Triton International, Ltd.	109,222
2,958	United Rentals, Inc.*	392,320
5,820	Univar, Inc.*	128,273
1,184	Veritiv Corp.*	22,993
1,656	W.W. Grainger, Inc.	444,189
902	Watsco, Inc.	147,504
84	Watsco, Inc., Class B	13,621
2,455	WESCO International, Inc.*	124,346

		3,682,738

Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Corp.	115,904

Water Utilities (0.2%):
1,727	American States Water Co.	129,939
2,774	American Water Works Co., Inc.	321,785
4,051	Aqua America, Inc.	167,591
1,620	AquaVenture Holdings, Ltd.*	32,351
491	Artesian Resources Corp.	18,250
2,491	California Water Service Group	126,119
665	Connecticut Water Service, Inc.	46,364
979	Middlesex Water Co.	58,006
669	Pure Cycle Corp.*	7,091
1,234	SJW Corp.	74,990
772	York Water Co. (The)	27,576

		1,010,062

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	36,928
2,603	Shenandoah Telecommunications Co.	100,268
1,649	Spok Holdings, Inc.	24,801
15,850	Sprint Corp.*	104,135
4,354	Telephone & Data Systems, Inc.	132,362
7,271	T-Mobile US, Inc.*	539,071
1,695	United States Cellular Corp.*	75,716

		1,013,281

Total Common Stocks (Cost $386,229,143)		500,778,675

Rights (0.0%†):
Chemicals (0.0%†):
2,215	Schulman, Inc. CVR, Expires on 12/31/49*(a)	—

Diversified Financial Services (0.0%†):
2,411	NewStar Financial, Inc. CVR, Expires on 12/31/49*	235

Electrical Equipment (0.0%†):
5,800	Babcock & Wilcox Enterprises, Inc., Expires on 7/19/19*	246

Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	385

Road & Rail (0.0%†):
6,526	Hertz Global Holdings, Inc., Expires on 7/15/19*	12,725

Total Rights (Cost $9,709)		13,591

See accompanying notes to the financial statements.

22

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.5%):
$17,783,943	BlackRock Liquidity FedFund, Institutional Class(b)	$17,783,943

Total Securities Held as Collateral for Securities on Loan (Cost $17,783,943)		17,783,943

Money Markets (0.3%):
1,325,396	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	1,325,396

Total Money Markets (Cost $1,325,396)		1,325,396

Total Investment Securities (Cost $405,348,191) — 103.7%(d)		519,901,605
Net other assets (liabilities) — (3.7)%		(18,383,987)

Net Assets — 100.0%		$501,517,618

Percentages indicated are based on net assets as of June 30, 2019.

CVR—Contingency	Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $17,520,707.

†	Represents less than 0.05%

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(c)	The rate represents the effective yield at June 30, 2019.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

23

AZL DFA U.S. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$405,348,191

Investment securities, at value(a)	$519,901,605
Cash	3,356
Interest and dividends receivable	368,587
Receivable for investments sold	1,849
Reclaims receivable	4,393
Prepaid expenses	4,137

Total Assets	520,283,927

Liabilities:
Payable for capital shares redeemed	630,713
Payable for collateral received on loaned securities	17,783,943
Manager fees payable	218,920
Administration fees payable	8,909
Distribution fees payable	101,352
Custodian fees payable	3,717
Administrative and compliance services fees payable	1,002
Transfer agent fees payable	1,010
Trustee fees payable	636
Other accrued liabilities	16,107

Total Liabilities	18,766,309

Net Assets	$501,517,618

Net Assets Consist of:
Paid in capital	$335,177,709
Total distributable earnings	166,339,909

Net Assets	$501,517,618

Shares of beneficial interest (unlimited number of shares authorized, no par value)	37,666,018
Net Asset Value (offering and redemption price per share)	$13.31

(a)	Includes securities on loan of $17,520,707.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$4,624,209
Income from securities lending	51,185
Foreign tax reclaims received	914

Total Investment Income	4,676,308

Expenses:
Manager fees	1,986,586
Administration fees	83,802
Distribution fees	620,807
Custodian fees	11,610
Administrative and compliance services fees	4,761
Transfer agent fees	3,243
Trustee fees	14,967
Professional fees	13,629
Shareholder reports	2,967
Other expenses	10,042

Total expenses before reductions	2,752,414
Less expenses voluntarily waived/reimbursed by the Manager	(645,642)

Net expenses	2,106,772

Net Investment Income/(Loss)	2,569,536

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	12,842,578
Change in net unrealized appreciation/depreciation on securities	65,158,371

Net realized and Change in net unrealized gains/losses on investments	78,000,949

Change in Net Assets Resulting From Operations	$80,570,485

See accompanying notes to the financial statements.

24

AZL DFA U.S. Core Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,569,536	$5,485,762
Net realized gains/(losses) on investments	12,842,578	30,756,695
Change in unrealized appreciation/depreciation on investments	65,158,371	(69,335,803)

Change in net assets resulting from operations	80,570,485	(33,093,346)

Distributions to Shareholders:
Distributions	—	(21,156,078)

Change in net assets resulting from distributions to shareholders	—	(21,156,078)

Capital Transactions:
Proceeds from shares issued	1,496,845	9,663,472
Proceeds from dividends reinvested	—	21,156,078
Value of shares redeemed	(44,086,418)	(97,254,403)

Change in net assets resulting from capital transactions	(42,589,573)	(66,434,853)

Change in net assets	37,980,912	(120,684,277)
Net Assets:
Beginning of period	463,536,706	584,220,983

End of period	$501,517,618	$463,536,706

Share Transactions:
Shares issued	120,851	753,910
Dividends reinvested	—	1,661,907
Shares redeemed	(3,399,787)	(7,270,508)

Change in shares	(3,278,936)	(4,854,691)

See accompanying notes to the financial statements.

25

AZL DFA U.S. Core Equity Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.32		$12.76	$10.74	$9.49	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07	(b)	0.16	0.15	0.13	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	1.92		(1.06)	2.04	1.21	(0.59)

Total from Investment Activities	1.99		(0.90)	2.19	1.34	(0.51)

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.14)	(0.09)	—
Net Realized Gains	—		(0.39)	(0.03)	—	—

Total Dividends	—		(0.54)	(0.17)	(0.09)	—

Net Asset Value, End of Period	$13.31		$11.32	$12.76	$10.74	$9.49

Total Return(c)	17.67	%(d)	(7.52)%	20.45%	14.25%	(5.10	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$501,518		$463,537	$584,221	$582,088	$557,576
Net Investment Income/(Loss)(e)	1.03%		1.00%	1.02%	1.24%	1.12%
Expenses Before Reductions(e)(f)	1.11%		1.10%	1.10%	1.10%	1.12%
Expenses Net of Reductions(e)	0.85%		0.84%	0.84%	0.84%	0.86%
Portfolio Turnover Rate	1	%(d)	4%	2%	10%	12	%(d)

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

26

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core Equity Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

27

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,002 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $17,520,707 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Core Equity Fund	0.80%	1.20%

*	The Manager voluntarily reduced the management fee to 0.54% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the

28

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $2,197 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

29

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total

Common Stocks+	$500,778,675	$—	$—	#	$—	$500,778,675
Rights	12,725	866	—	#	—	13,591
Securities Held as Collateral for Securities on Loan	—	—	—		17,783,943	17,783,943
Money Markets	1,325,396	—	—		—	1,325,396

Total Investments	$502,116,796	$866	$—		$17,783,943	$519,901,605

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2019.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Core Equity Fund	$7,141,149	$45,703,457

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $405,201,491. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$156,360,934
Unrealized (depreciation)	(41,660,820)

Net unrealized appreciation/(depreciation)	$114,700,114

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Core Equity Fund	$6,370,472	$14,785,606	$21,156,078

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

30

AZL DFA U.S. Core Equity Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA U.S. Core Equity Fund	$5,561,013	$30,743,157	$—	$49,465,254	$85,769,424

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and other miscellaneous differences.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 75% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

31

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

32

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® DFA U.S. Small Cap Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 19

Statement of Operations Page 19

Statements of Changes in Net Assets Page 20

Financial Highlights Page 21

Notes to the Financial Statements Page 22

Other Information Page 27

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Small Cap Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA U.S. Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA U.S. Small Cap Fund	$1,000.00	$1,141.30	$5.42	1.02%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL DFA U.S. Small Cap Fund	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	21.2%

Financials	20.7

Consumer Discretionary	14.6

Information Technology	12.9

Health Care	7.9

Materials	5.6

Utilities	4.3

Energy	4.1

Consumer Staples	3.9

Communication Services	3.9

Real Estate	0.7

Total Common Stocks	99.8

Warrants	— †

Rights	— †

Securities Held as Collateral for Securities on Loan	8.2

Money Markets	0.2

Total Investment Securities	108.2

Net other assets (liabilities)	(8.2)

Net Assets	100.0%

†	Represents less than 0.05%

1

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.8%):
Aerospace & Defense (1.5%):
1,397	AAR Corp.	$51,396
10,367	Aerojet Rocketdyne Holdings, Inc.*^	464,130
2,231	AeroVironment, Inc.*	126,654
5,128	Arotech Corp.*	10,205
2,615	Astronics Corp.*	105,175
392	Astronics Corp., Class B*	15,739
3,730	Axon Enterprise, Inc.*	239,503
685	CPI Aerostructures, Inc.*	5,761
3,061	Cubic Corp.	197,373
766	Ducommun, Inc.*	34,524
3,376	Innovative Solutions & Support, Inc.*	17,218
11,071	Kratos Defense & Security Solutions, Inc.*	253,415
4,348	Mercury Computer Systems, Inc.*	305,882
4,347	Moog, Inc., Class A	406,922
947	National Presto Industries, Inc.	88,346
2,061	Triumph Group, Inc.	47,197
459	Vectrus, Inc.*	18,617
12,220	WESCO Aircraft Holdings, Inc.*	135,642

		2,523,699

Air Freight & Logistics (0.5%):
738	Air T, Inc.*	12,908
7,991	Air Transport Services Group, Inc.*	194,980
1,862	Atlas Air Worldwide Holdings, Inc.*	83,120
3,555	Echo Global Logistics, Inc.*	74,193
3,931	Forward Air Corp.	232,518
4,675	Hub Group, Inc., Class A*	196,256
5,212	Radiant Logistics, Inc.*	32,002

		825,977

Airlines (0.6%):
2,342	Allegiant Travel Co.	336,076
455	Copa Holdings SA, Class A	44,394
7,320	Hawaiian Holdings, Inc.^	200,788
2,689	SkyWest, Inc.	163,142
4,325	Spirit Airlines, Inc.*	206,432

		950,832

Auto Components (1.8%):
3,195	Adient plc	77,543
12,952	American Axle & Manufacturing Holdings, Inc.*	165,268
7,311	Cooper Tire & Rubber Co.^	230,662
2,216	Cooper-Standard Holding, Inc.*	101,537
11,599	Dana Holding Corp.	231,284
2,148	Delphi Technologies plc	42,960
4,727	Dorman Products, Inc.*^	411,911
4,852	Fox Factory Holding Corp.*	400,339
4,614	Gentherm, Inc.*	193,004
5,493	Goodyear Tire & Rubber Co.	84,043
1,680	Horizon Global Corp.*	6,031
3,426	LCI Industries^	308,340
7,745	Modine Manufacturing Co.*	110,831
2,866	Motorcar Parts of America, Inc.*^	61,361
1,992	Shiloh Industries, Inc.*	9,701
3,444	Standard Motor Products, Inc.	156,151
3,162	Stoneridge, Inc.*	99,761
733	Strattec Security Corp.	17,665
4,822	Tenneco, Inc.	53,476
3,420	Tower International, Inc.	66,690

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
472	Veoneer, Inc.*^	$8,170
3,073	Visteon Corp.*^	180,016
4,313	VOXX International Corp.*	17,942

		3,034,686

Automobiles (0.2%):
1,980	Thor Industries, Inc.^	115,731
4,607	Winnebago Industries, Inc.^	178,061

		293,792

Banks (12.4%):
1,584	1st Constitution Bancorp	29,256
3,659	1st Source Corp.	169,778
410	ACNB Corp.	16,224
704	Allegiance Bancshares, Inc.*	23,471
1,339	American National Bankshares, Inc.	51,886
346	American River Bankshares	4,242
4,156	Ameris Bancorp	162,874
1,649	Ames National Corp.	44,688
1,757	Arrow Financial Corp.	61,021
8,706	Associated Banc-Corp.	184,045
1,465	Atlantic Capital Bancshares, Inc.*	25,081
7,824	Atlantic Union Bankshares Corp.	276,422
13	Auburn National Bancorp, Inc.	436
5,894	Banc of California, Inc.	82,339
4,614	BancFirst Corp.	256,815
810	Bancorp of New Jersey, Inc.*	11,259
8,252	Bancorp, Inc. (The)*	73,608
10,803	BancorpSouth Bank^	313,719
2,653	Bank of Commerce Holdings	28,361
3,143	Bank of Hawaii Corp.^	260,586
1,669	Bank of Marin Bancorp	68,462
997	Bank of Nt Butterfield & Son, Ltd. (The)	33,858
485	Bank of South Carolina Corp.	9,157
4,212	Bank OZK	126,739
4,568	BankUnited, Inc.	154,124
3,430	Banner Corp.	185,735
2,449	Bar Harbor Bankshares	65,119
595	BCB Bancorp, Inc.	8,241
5,543	Berkshire Hills Bancorp, Inc.	173,995
9,350	Boston Private Financial Holdings, Inc.	112,855
2,206	Bridge Bancorp, Inc.	64,989
10,018	Brookline Bancorp, Inc.	154,077
2,266	Bryn Mawr Bank Corp.	84,567
628	Byline BanCorp, Inc.*	12,007
227	C&F Financial Corp.	12,396
6,024	Cadence Bancorp	125,299
1,274	California First National Bancorp	20,129
2,359	Camden National Corp.	108,207
2,242	Capital City Bank Group, Inc.	55,714
1,218	Carolina Financial Corp.	42,740
8,362	Cathay General Bancorp	300,279
11,385	Centerstate Banks, Inc.	262,197
4,522	Central Pacific Financial Corp.	135,479
1,141	Central Valley Community Bancorp	24,497
511	Century Bancorp, Inc.	44,917
3,128	Chemical Financial Corp.	128,592
668	Chemung Financial Corp.	32,291

See accompanying notes to the financial statements.

2

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,009	Citizens & Northern Corp.	$52,897
261	Citizens First Corp.	6,702
718	Citizens Holding Co.	14,812
1,550	City Holding Co.^	118,203
822	Civista Bancshares, Inc.	18,454
2,720	CNB Financial Corp.	76,813
81	Codorus Valley Bancorp, Inc.	1,863
56	Colony Bankcorp, Inc.	949
7,687	Columbia Banking System, Inc.	278,116
5,057	Community Bank System, Inc.	332,952
3,296	Community Bankers Trust Corp.	27,917
2,232	Community Trust Bancorp, Inc.	94,391
525	Community West Bancshares	5,066
4,062	ConnectOne Bancorp, Inc.	92,045
4,048	Customers Bancorp, Inc.*	85,008
14,541	CVB Financial Corp.	305,797
130	DNB Financial Corp.	5,781
609	Eagle Bancorp Montana, Inc.	10,109
4,678	Eagle Bancorp, Inc.	253,220
2,893	Enterprise Financial Services Corp.	120,349
924	Equity Bancshares, Inc.*	24,634
534	Evans Bancorp, Inc.	20,148
13,654	F.N.B. Corp.^	160,708
2,582	Farmers National Banc Corp.	38,291
242	Fauquier Bankshares, Inc.	5,157
3,915	Fidelity Southern Corp.	121,248
1,909	Financial Institutions, Inc.	55,647
26,461	First Bancorp	292,129
2,793	First Bancorp	101,721
2,165	First Bancorp, Inc.	58,130
965	First Bancshares, Inc. (The)	29,278
5,271	First Busey Corp.	139,207
940	First Business Financial Services, Inc.	22,090
3,144	First Commonwealth Financial Corp.	42,350
2,206	First Community Bankshares	74,475
10,114	First Financial Bancorp	244,961
9,472	First Financial Bankshares, Inc.^	291,643
1,800	First Financial Corp.	72,288
1,717	First Financial Northwest, Inc.	24,296
2,578	First Foundation, Inc.	34,648
5,182	First Hawaiian, Inc.	134,058
402	First Internet BanCorp	8,659
3,985	First Interstate BancSystem, Class A	157,846
5,491	First Merchants Corp.	208,109
320	First Mid-Illinois Bancshares, Inc.	11,174
10,291	First Midwest Bancorp, Inc.	210,657
3,897	First of Long Island Corp. (The)	78,252
28	First Savings Financial Group	1,680
234	First United Corp.	4,612
908	First US Bancshares, Inc.	8,390
3,766	Flushing Financial Corp.	83,605
601	Franklin Financial Network, Inc.	16,744
18,304	Fulton Financial Corp.^	299,636
3,270	German American Bancorp, Inc.	98,492
8,403	Glacier Bancorp, Inc.	340,741
1,738	Great Southern Bancorp, Inc.	104,019
2,715	Great Western Bancorp, Inc.	96,980

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,930	Hancock Holding Co.	$157,436
4,853	Hanmi Financial Corp.	108,076
846	Harborone BanCorp, Inc.*	15,846
42	Hawthorn Bancshares, Inc.	1,115
3,598	Heartland Financial USA, Inc.	160,939
3,957	Heritage Financial Corp.	116,890
5,806	Hertiage Commerce Corp.	71,124
15,083	Hilltop Holdings, Inc.	320,814
7,449	Home Bancshares, Inc.	143,468
2,818	Hometrust Bancshares, Inc.	70,845
13,353	Hope BanCorp, Inc.	184,004
4,456	Horizon Bancorp	72,811
2,493	IBERIABANK Corp.	189,094
3,317	Independent Bank Corp.	252,590
4,315	Independent Bank Group, Inc.	237,152
6,936	International Bancshares Corp.	261,557
12,112	Investors Bancorp, Inc.	135,049
6,091	Lakeland Bancorp, Inc.	98,370
3,599	Lakeland Financial Corp.	168,541
821	Landmark Bancorp, Inc.	19,663
1,512	LCNB Corp.	28,728
4,935	LegacyTexas Financial Group, Inc.	200,904
1,000	Limestone Bancorp, Inc.*	15,250
1,383	Live Oak Bancshares, Inc.^	23,718
5,225	Macatawa Bank Corp.	53,609
1,048	Mackinac Financial Corp.	16,558
1,565	MBT Financial Corp.	15,681
2,659	Mercantile Bank Corp.	86,630
974	Midland States BanCorp, Inc.	26,025
1,441	MidWestone Financial Group, Inc.	40,290
892	MutualFirst Financial, Inc.	30,364
3,525	National Bank Holdings Corp.	127,958
1,069	National Bankshares, Inc.	41,616
4,368	NBT Bancorp, Inc.	163,844
378	Nicolet Bankshares, Inc.*	23,459
1,136	Northeast Bank^	31,331
657	Northrim Bancorp, Inc.	23,429
609	Norwood Financial Corp.	21,199
6,426	OFG Bancorp	152,746
183	Ohio Valley Banc Corp.	7,058
2,587	Old Line Bancshares, Inc.	68,840
17,586	Old National Bancorp^	291,752
1,004	Old Point Financial Corp.	22,138
3,314	Old Second Bancorp, Inc.	42,320
1,805	Opus Bank	38,104
1,765	Orrstown Financial Services, Inc.	38,812
1,718	Pacific Mercantile Bancorp*	14,174
4,430	Pacific Premier Bancorp, Inc.	136,798
598	PacWest Bancorp	23,220
2,017	Park National Corp.	200,470
1,488	Parke Bancorp, Inc.	35,638
2,884	Peapack-Gladstone Financial Corp.	81,098
968	Penns Woods Bancorp, Inc.	43,802
434	Peoples Bancorp of NC	13,042
2,394	Peoples Bancorp, Inc.	77,230
452	People’s Utah BanCorp	13,289
997	Pinnacle Financial Partners, Inc.	57,308

See accompanying notes to the financial statements.

3

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,285	Preferred Bank Los Angeles	$107,966
1,193	Premier Financial Bancorp, Inc.	17,895
1,118	QCR Holdings, Inc.	38,985
351	Rbb BanCorp	6,788
5,547	Renasant Co.	199,359
1,882	Republic Bancorp, Inc., Class A	93,630
6,466	Republic First Bancorp, Inc.*	31,748
3,419	S & T Bancorp, Inc.	128,144
320	Salisbury Bancorp, Inc.	12,480
3,392	Sandy Spring Bancorp, Inc.	118,313
552	SB Financial Group, Inc.	9,086
625	SB One BanCorp	13,969
4,737	Seacoast Banking Corp.*	120,509
1,252	Select Bancorp, Inc.*	14,323
3,209	ServisFirst Bancshares, Inc.^	109,940
2,325	Shore Bancshares, Inc.	37,991
2,333	Sierra Bancorp	63,271
9,879	Simmons First National Corp., Class A^	229,786
4,213	South State Corp.	310,372
562	Southern First Bancshares, Inc.*	22,008
2,309	Southern National Bancorp	35,351
3,194	Southside Bancshares, Inc.	103,422
88	Southwest Georgia Financial Corp.	1,835
13,176	Sterling Bancorp	280,385
690	Stewardship Financial Corp.	10,667
3,509	Stock Yards Bancorp, Inc.	126,850
682	Summit Financial Group, Inc.	18,312
1,203	Summit State Bank	13,233
16,193	TCF Financial Corp.	336,651
2,140	Texas Capital Bancshares, Inc.*	131,332
2,166	Tompkins Financial Corp.	176,746
7,005	TowneBank	191,096
3,566	TriCo Bancshares	134,795
3,463	Tristate Capital Holdings, Inc.*	73,900
969	Triumph BanCorp, Inc.*	28,149
7,140	Trustmark Corp.^	237,405
98	Two River Bancorp	1,407
3,397	UMB Financial Corp.	223,591
4,425	Umpqua Holdings Corp.	73,411
249	Union Bankshares, Inc.	9,215
450	United Bancshares, Inc.	9,077
5,557	United Bankshares, Inc.^	206,109
3,612	United Community Banks, Inc.	103,159
916	United Security Bancshares	10,433
42	Unity Bancorp, Inc.	953
3,568	Univest Corp.	93,696
14,978	Valley National Bancorp^	161,463
2,264	Veritex Holdings, Inc.	58,751
2,567	Washington Trust Bancorp	133,946
344	Webster Financial Corp.	16,433
127	Wellesley Bank	4,141
5,784	WesBanco, Inc.	222,973
2,380	West Bancorp	50,504
3,781	Westamerica Bancorp^	232,947
256	Western Alliance Bancorp*	11,448
2,797	Wintrust Financial Corp.	204,629

		20,769,714

Shares		Fair Value
Common Stocks, continued
Beverages (0.4%):
547	Boston Beer Co., Inc. (The), Class A*^	$206,635
1,011	Coca-Cola Bottling Co. Consolidated	302,542
1,920	Craft Brewers Alliance, Inc.*	26,861
2,640	MGP Ingredients, Inc.^	175,058
634	National Beverage Corp.	28,295
1,846	Primo Water Corp.*^	22,706
985	Willamette Valley Vineyards, Inc.*	6,816

		768,913

Biotechnology (1.3%):
838	Abeona Therapeutics, Inc.*	4,006
8,857	Achillion Pharmaceuticals, Inc.*	23,737
4,449	Acorda Therapeutics, Inc.*^	34,124
1,123	Aduro Biotech, Inc.*	1,729
3,308	Adverum Biotechnologies, Inc.*	39,332
625	Akebia Therapeutics, Inc.*	3,025
473	Albireo Pharma, Inc.*	15,250
1,905	Alder Biopharmaceuticals, Inc.*	22,422
1,397	AMAG Pharmaceuticals, Inc.*	13,956
1,103	Applied Genetic Technologies Corp.*	4,180
227	Aptevo Therapeutics, Inc.*	201
3,101	Ardelyx, Inc.*	8,342
969	Arena Pharmaceuticals, Inc.*	56,812
409	Atara Biotherapeutics, Inc.*	8,225
564	Audentes Therapeutics, Inc.*	21,353
804	Avrobio, Inc.*	13,073
1,280	Biospecifics Technologies Corp.*	76,429
4,360	Calithera Biosciences, Inc.*	17,004
1,053	Catalyst Biosciences, Inc.*^	7,761
3,002	ChemoCentryx, Inc.*	27,919
10,291	Chimerix, Inc.*	44,457
1,046	Concert Pharmaceuticals, Inc.*	12,552
992	Cytomx Therapeutics, Inc.*	11,130
5,157	Emergent Biosolutions, Inc.*	249,135
2,302	Enanta Pharmaceuticals, Inc.*	194,243
2,224	Five Prime Therapeutics, Inc.*	13,411
638	Genomic Health, Inc.*	37,112
589	Global Blood Therapeutics, Inc.*	30,981
1,738	Glycomimetics Industries*^	20,717
592	ImmuCell Corp.*	3,848
2,155	Intellia Therapeutics, Inc.*	35,277
1,649	Iovance Biotherapeutics, Inc.*^	40,433
3,800	Jounce Therapeutics, Inc.*	18,810
2,265	Karyopharm Therapeutics, Inc.*	13,567
2,769	Kindred Biosciences, Inc.*	23,066
2,093	Kura Oncology, Inc.*	41,211
742	Ligand Pharmaceuticals, Inc., Class B*^	84,699
1,612	Macrogenics, Inc.*	27,356
3,803	Mimedx Group, Inc.*	15,402
1,300	Minerva Neurosciences, Inc.*	7,319
8,243	Myriad Genetics, Inc.*	228,991
687	ObsEva SA*	7,770
19,735	OPKO Health, Inc.*	48,153
19,091	PDL BioPharma, Inc.*	59,946
1,429	Pfenex, Inc.*	9,631
4,400	Progenics Pharmaceuticals, Inc.*	27,148
2,626	Prothena Corp. plc*	27,757
2,233	Repligen Corp.*	191,926

See accompanying notes to the financial statements.

4

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
3,247	Retrophin, Inc.*	$65,232
506	Rhythm Pharmaceuticals, Inc.*	11,132
1,925	Rigel Pharmaceuticals, Inc.*	5,024
846	Sierra Oncology, Inc.*	474
1,670	Spectrum Pharmaceuticals, Inc.*	14,379
1,000	Syndax Pharmaceuticals, Inc.*	9,310
905	Syros Pharmaceuticals, Inc.*	8,380
1,481	Ultragenyx Pharmaceutical, Inc.*	94,044
282	United Therapeutics Corp.*	22,013
6,962	Verastem, Inc.*^	10,513
889	Vericel Corp.*^	16,793
677	Xencor, Inc.*	27,710
3,399	Zafgen, Inc.*	4,045

		2,213,977

Building Products (2.0%):
7,139	AAON, Inc.^	358,235
5,005	Advanced Drainage Systems, Inc.	164,114
2,533	American Woodmark Corp.*	214,342
4,114	Apogee Enterprises, Inc.	178,712
3,226	Armstrong Flooring, Inc.*	31,776
5,894	Armstrong World Industries, Inc.	572,897
14,981	Builders FirstSource, Inc.*	252,580
1,725	Continental Building Products, Inc.*	45,833
308	Continental Materials Corp.*	4,928
10,561	Cornerstone Building Brands, Inc.*	61,571
815	Csw Industrials, Inc.	55,542
1,117	Gibraltar Industries, Inc.*	45,082
2,794	Insteel Industries, Inc.	58,171
3,571	Patrick Industries, Inc.*	175,657
7,162	PGT, Inc.*	119,749
4,793	Quanex Building Products Corp.	90,540
524	Resideo Technologies, Inc.*	11,486
6,459	Simpson Manufacturing Co., Inc.	429,265
5,473	Trex Co., Inc.*^	392,414
2,113	Universal Forest Products, Inc.	80,421

		3,343,315

Capital Markets (1.4%):
233	Affiliated Managers Group, Inc.	21,469
3,202	Artisan Partners Asset Management, Inc., Class A	88,119
3,253	BGC Partners, Inc., Class A	17,013
1,300	Blucora, Inc.*	39,481
5,851	BrightSphere Investment Group plc	66,760
6,803	Cohen & Steers, Inc.^	349,945
473	Diamond Hill Investment Group	67,034
2,638	Donnelley Financial Solutions, Inc.*	35,191
7,007	Federated Investors, Inc., Class B	227,727
8,015	Gain Capital Holdings, Inc.	33,102
1,776	GAMCO Investors, Inc., Class A	34,046
3,795	Greenhill & Co., Inc.	51,574
537	Hamilton Lane, Inc.	30,641
211	Hennessy Advisors, Inc.	2,047
1,116	Houlihan Lokey, Inc.	49,695
2,999	Interactive Brokers Group, Inc., Class A^	162,546
2,101	INTL FCStone, Inc.*	83,179
4,175	Janus Henderson Group plc^	89,345
24,453	Ladenburg Thalmann Financial Services, Inc.	83,874

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,606	Legg Mason, Inc.	$138,038
2,775	Manning & Napier, Inc.	4,856
2,069	Moelis & Co., Class A	72,312
1,741	Oppenheimer Holdings, Class A	47,390
284	Piper Jaffray Cos., Inc.	21,093
1,221	PJT Partners, Inc.	49,475
2,624	Pzena Investment Management, Inc.	22,540
3,824	Safeguard Scientifics, Inc.*^	46,156
1,619	Silvercrest Asset Management Group, Inc., Class A	22,715
3,787	Stifel Financial Corp.	223,659
207	Value Line, Inc.	5,695
1,319	Virtu Financial, Inc.	28,728
493	Virtus Investment Partners, Inc.	52,948
1,478	Westwood Holdings, Inc.	52,026
14,884	WisdomTree Investments, Inc.^	91,834

		2,412,253

Chemicals (2.8%):
1,064	Advanced Emmissions Solutions	13,449
3,852	AdvanSix, Inc.*	94,104
1,429	Agrofresh Solutions, Inc.*	2,158
4,305	American Vanguard Corp.	66,340
4,263	Balchem Corp.	426,171
3,659	Cabot Corp.	174,571
1,192	Chase Corp.	128,307
5,193	Chemours Co. (The)	124,632
1,403	Core Molding Technologies, Inc.*	10,480
18,384	Element Solutions, Inc.*	190,091
2,886	Ferro Corp.*	45,599
2,318	Flotek Industries, Inc.*	7,673
7,277	Futurefuel Corp.	85,068
3,321	GCP Applied Technologies, Inc.*	75,187
5,688	H.B. Fuller Co.	263,923
1,335	Hawkins, Inc.	57,952
1,365	Ingevity Corp.*	143,557
2,429	Innophos Holdings, Inc.	70,708
3,359	Innospec, Inc.	306,474
14,475	Intrepid Potash, Inc.*	48,636
1,147	Koppers Holdings, Inc.*	33,676
4,651	Kraton Performance Polymers, Inc.*	144,507
6,883	Kronos Worldwide, Inc.^	105,448
4,373	LSB Industries, Inc.*^	17,055
5,078	Minerals Technologies, Inc.	271,724
893	Northern Technologies International Corp.	21,834
9,710	Olin Corp.	212,746
6,607	Omnova Solutions, Inc.*	41,162
3,797	PolyOne Corp.	119,188
1,916	PQ Group Holdings, Inc.*	30,369
1,959	Quaker Chemical Corp.^	397,441
5,893	Rayonier Advanced Materials, Inc.^	38,246
1,058	Scotts Miracle-Gro Co. (The)^	104,213
1,833	Sensient Technologies Corp.	134,689
2,991	Stepan Co.	274,903
3,421	Trecora Resources*	32,739
1,788	Tredegar Corp.	29,717
2,135	Trinseo SA	90,396
10,917	Tronox Holdings plc, Class A	139,519

See accompanying notes to the financial statements.

5

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
9,746	Valvoline, Inc.	$190,339
2,972	Venator Materials plc*	15,722

		4,780,713

Commercial Services & Supplies (3.7%):
6,854	ABM Industries, Inc.	274,160
16,494	ACCO Brands Corp.	129,808
675	Acme United Corp.	15,242
462	Advanced Disposal Services, Inc.*	14,742
1,580	AMREP Corp.*	10,839
8,754	ARC Document Solutions, Inc.*	17,858
6,658	Brady Corp., Class A	328,373
4,155	Brink’s Co. (The)	337,303
6,301	Casella Waste Systems, Inc.*	249,709
5,965	CECO Environmental Corp.*	57,204
2,582	Cimpress NV*	234,678
5,239	Civeo Corp.*	9,011
2,332	Clean Harbors, Inc.*	165,805
325	CompX International, Inc.	5,493
19,019	Covanta Holding Corp.	340,630
1,356	Deluxe Corp.	55,135
535	Ecology and Environment, Inc., Class A	5,832
1,100	Ennis, Inc.	22,572
3,351	Healthcare Services Group, Inc.^	101,602
8,377	Herman Miller, Inc.	374,452
6,253	HNI Corp.	221,231
3,277	Hudson Technologies, Inc.*	2,818
9,267	Interface, Inc.	142,063
5,879	Kimball International, Inc., Class B	102,471
7,373	Knoll, Inc.	169,432
1,430	LSC Communications, Inc.	5,248
4,706	Matthews International Corp., Class A	164,004
3,655	McGrath Rentcorp	227,158
5,478	Mobile Mini, Inc.	166,696
3,732	MSA Safety, Inc.	393,314
2,406	Multi-Color Corp.	120,228
2,566	NL Industries, Inc.*	9,366
2,198	Perma-Fix Environmental Services, Inc.*	8,594
3,566	PICO Holdings, Inc.*	41,437
4,293	Pitney Bowes, Inc.	18,374
5,379	Quad Graphics, Inc.^	42,548
1,787	RR Donnelley & Sons Co.	3,520
3,757	SP Plus Corp.*	119,961
11,600	Steelcase, Inc., Class A	198,360
1,029	Stericycle, Inc.*^	49,135
5,115	Team, Inc.*	78,362
7,581	Tetra Tech, Inc.	595,487
1,723	UniFirst Corp.	324,906
3,362	US Ecology, Inc.	200,173
3,364	Virco Manufacturing Co.	15,710
1,477	Vse Corp.	42,375

		6,213,419

Communications Equipment (1.2%):
620	Acacia Communications, Inc.*	29,239
5,938	ADTRAN, Inc.	90,555
1,444	Applied Optoelectronics, Inc.*^	14,844
900	BK Technologies Corp.	3,870

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
4,095	CalAmp Corp.*	$47,830
7,919	Calix, Inc.*	51,949
3,508	Casa Systems, Inc.*	22,556
1,064	Ciena Corp.*	43,762
980	Clearfield, Inc.*	12,985
3,616	ClearOne, Inc.*	8,064
1,300	CommScope Holding Co., Inc.*	20,449
316	Communications Systems, Inc.	951
2,902	Comtech Telecommunications Corp.	81,575
2,559	Digi International, Inc.*	32,448
1,076	EchoStar Corp., Class A*	47,688
6,028	EMCORE Corp.*	19,832
5,946	Extreme Networks, Inc.*	38,471
13,656	Finisar Corp.*	312,312
12,360	Harmonic, Inc.*	68,598
6,890	Infinera Corp.*	20,050
3,253	InterDigital, Inc.	209,493
3,225	KVH Industries, Inc.*	35,056
2,927	Lumentum Holdings, Inc.*	156,331
3,305	NETGEAR, Inc.*	83,583
7,359	NetScout Systems, Inc.*	186,845
2,391	Network-1 Technologies, Inc.	5,978
131	Optical Cable Corp.*	540
4,065	Plantronics, Inc.	150,568
7,260	Ribbon Communications, Inc.*	35,501
1,633	ViaSat, Inc.*	131,979
8,844	Viavi Solutions, Inc.*	117,537

		2,081,439

Construction & Engineering (1.4%):
524	Aegion Corp.*	9,642
4,275	Ameresco, Inc., Class A*	62,971
1,970	Argan, Inc.	79,903
5,217	Comfort Systems USA, Inc.	266,015
4,203	Dycom Industries, Inc.*	247,431
1,913	EMCOR Group, Inc.	168,535
4,959	Granite Construction, Inc.	238,925
2,621	Great Lakes Dredge & Dock Co.*	28,936
1,979	IES Holdings, Inc.*^	37,304
16,780	KBR, Inc.	418,492
2,037	MasTec, Inc.*	104,967
2,719	MYR Group, Inc.*	101,555
1,479	Northwest Pipe Co.*	38,129
1,180	NV5 Holdings, Inc.*	96,052
5,203	Orion Marine Group, Inc.*	13,944
1,563	Primoris Services Corp.	32,714
3,151	Sterling Construction Co., Inc.*	42,286
4,317	The Goldfield Corp.*	9,929
1,290	Tutor Perini Corp.*^	17,892
2,416	Valmont Industries, Inc.	306,372

		2,321,994

Construction Materials (0.2%):
1,180	Eagle Materials, Inc., Class A	109,386
4,132	Summit Materials, Inc., Class A*	79,541
2,142	U.S. Concrete, Inc.*	106,436
720	U.S. Lime & Minerals, Inc.	57,600

		352,963

See accompanying notes to the financial statements.

6

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance (1.2%):
195	Asta Funding, Inc.*	$1,373
2,191	Atlanticus Holdings Corp.*	8,874
5,088	Consumer Portfolio Services, Inc.*	19,334
3,868	Encore Capital Group, Inc.*^	131,009
5,261	Enova International, Inc.*	121,266
8,075	EZCORP, Inc., Class A*^	76,470
5,468	Firstcash, Inc.	546,909
3,061	Green Dot Corp., Class A*	149,683
10,795	LendingClub Corp.*	35,408
14,462	Navient Corp.	197,406
4,135	Nelnet, Inc., Class A	244,875
1,556	Nicholas Financial, Inc.*	14,626
1,671	Onemain Holdings, Inc.	56,497
5,326	PRA Group, Inc.*	149,874
1,376	Regional Mgmt Corp.*	36,285
1,276	World Acceptance Corp.*	209,404

		1,999,293

Containers & Packaging (0.4%):
11,072	Graphic Packaging Holding Co.	154,786
3,300	Greif, Inc., Class A	107,415
1,290	Greif, Inc., Class B	56,309
5,009	Myers Industries, Inc.	96,523
7,172	Owens-Illinois, Inc.	123,860
4,885	Silgan Holdings, Inc.	149,481
1,332	UFP Technologies, Inc.*	55,425

		743,799

Distributors (0.2%):
12	AMCON Distributing Co.	1,150
4,993	Core Markt Holdngs Co., Inc.	198,322
1,626	Educational Development Corp.	11,366
1,655	Weyco Group, Inc.	44,205

		255,043

Diversified Consumer Services (1.3%):
5,521	Adtalem Global Education, Inc.*	248,721
2,153	American Public Education, Inc.*	63,686
1,526	Ascent Capital Group, Inc.*	1,648
8,806	Career Education Corp.*	167,930
2,338	Carriage Services, Inc.	44,445
578	Chegg, Inc.*^	22,305
1,667	Collectors Universe, Inc.	35,574
3,371	Frontdoor, Inc.*	146,807
271	Graham Holdings Co., Class B	186,998
6,370	Houghton Mifflin Harcourt Co.*	36,691
5,615	K12, Inc.*	170,752
1,977	Laureate Education, Inc.*	31,059
2,183	Liberty Tax, Inc.	20,957
2,561	Regis Corp.*	42,513
6,837	Sotheby’s*^	397,435
2,395	Strategic Education, Inc.	426,310
5,156	Universal Technical Institute, Inc.*	17,685
2,086	Weight Watchers International, Inc.*	39,843
3,362	Zovio, Inc.*	12,036

		2,113,395

Diversified Financial Services (0.1%):
1,727	Cannae Holdings, Inc.*	50,049
1,617	Marlin Business Services, Inc.	40,312

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
3,296	On Deck Capital, Inc.*	$13,678

		104,039

Diversified Telecommunication Services (0.7%):
1,599	ATN International, Inc.	92,310
8,538	Cincinnati Bell, Inc.*	42,263
6,360	Cogent Communications Group, Inc.^	377,529
5,491	Consolidated Communications Holdings, Inc.	27,071
4,115	IDT Corp.*	38,969
6,073	Intelsat S.A.*^	118,120
13,452	Iridium Communications, Inc.*	312,894
8,713	Orbcomm, Inc.*	63,169
422	Pdvwireless, Inc.*	19,834
13,169	Vonage Holdings Corp.*	149,205

		1,241,364

Electric Utilities (1.3%):
3,264	ALLETE, Inc.	271,597
5,690	El Paso Electric Co.	372,126
3,043	Genie Energy, Ltd., Class B	32,408
4,550	Hawaiian Electric Industries, Inc.	198,153
191	IDA Corp., Inc.	19,182
4,602	MGE Energy, Inc.	336,314
5,364	Otter Tail Power Co.	283,273
8,893	PNM Resources, Inc.	452,742
2,845	Portland General Electric Co.	154,114

		2,119,909

Electrical Equipment (1.0%):
1,259	Allied Motion Technologies, Inc.	47,716
634	Atkore International Group, Inc.*	16,402
2,918	AZZ, Inc.	134,286
2,210	Encore Wire Corp.	129,462
5,838	EnerSys	399,903
411	Espey Manufacturing & Electronics Corp.	10,172
3,351	Generac Holdings, Inc.*	232,593
7,026	GrafTech International, Ltd.^	80,799
4,534	LSI Industries, Inc.	16,549
53	Pioneer Power Solutions, Inc.*	252
569	Powell Industries, Inc.	21,622
864	Preformed Line Products Co.	47,969
3,194	Regal-Beloit Corp.	260,982
75	Servotronics, Inc.	720
5,025	Thermon Group Holdings, Inc.*	128,891
3,104	Ultralife Corp.*	24,677
320	Vicor Corp.*	9,936
5,942	Vivint Solar, Inc.*	43,377

		1,606,308

Electronic Equipment, Instruments & Components (3.4%):
2,011	ADDvantage Technologies Group, Inc.*	3,177
3,997	Anixter International, Inc.*	238,661
6,544	Arlo Technologies, Inc.*	26,241
373	Avnet, Inc.	16,886
12,822	AVX Corp.	212,845
3,861	Badger Meter, Inc.	230,463
254	Bel Fuse, Inc., Class A	3,734
1,595	Bel Fuse, Inc., Class B	27,386
1,972	Belden, Inc.	117,472

See accompanying notes to the financial statements.

7

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
896	Benchmark Electronics, Inc.	$22,508
807	Coherent, Inc.*	110,051
3,141	Control4 Corp.*	74,599
6,442	Daktronics, Inc.^	39,747
1,365	Data I/O Corp.*	6,143
4,550	Fabrinet*	225,998
1,853	FARO Technologies, Inc.*	97,431
640	Frequency Electronics, Inc.*	7,290
646	IEC Electronics Corp.*	4,057
8,062	II-VI, Inc.*	294,746
1,303	Insight Enterprises, Inc.*	75,835
3,899	Itron, Inc.*	243,960
3,461	Jabil, Inc.	109,368
8,386	KEMET Corp.	157,741
2,556	Kimball Electronics, Inc.*	41,509
10,286	Knowles Corp.*	188,337
187	Littlelfuse, Inc.	33,082
450	Mesa Labs, Inc.	109,953
4,775	Methode Electronics, Inc., Class A	136,422
2,201	MTS Systems Corp.	128,825
2,608	Napco Security Technologies, Inc.*	77,405
4,565	Novanta, Inc.*	430,479
2,432	OSI Systems, Inc.*	273,916
2,587	PAR Technology Corp.*	72,953
2,564	Park Electrochemical Corp.	42,793
400	PC Connection, Inc.	13,992
1,746	PCM, Inc.*	61,180
1,875	Perceptron, Inc.*	8,344
3,488	Plexus Corp.*	203,595
1,727	RF Industries, Ltd.	14,576
2,724	Rogers Corp.*	470,107
8,103	Sanmina Corp.*	245,359
3,045	ScanSource, Inc.*	99,145
1,578	SYNNEX Corp.	155,275
2,482	Tech Data Corp.*	259,617
12,240	TTM Technologies, Inc.*	124,848
7,410	Vishay Intertechnology, Inc.	122,413
989	Wayside Technology Group, Inc.	11,166
3,952	Wireless Telecom Group, Inc.*	6,244

		5,677,874

Energy Equipment & Services (1.4%):
3,788	Apergy Corp.*	127,050
5,088	Archrock, Inc.	53,933
1,261	Basic Energy Services, Inc.*	2,396
522	C&J Energy Services, Inc.*	6,149
2,325	Cactus, Inc., Class A*	77,004
639	Core Laboratories NV	33,407
1,457	Dawson Geophysical Co.*	3,643
4,461	Diamond Offshore Drilling, Inc.*^	39,569
3,587	Dril-Quip, Inc.*	172,175
16,905	Ensco Rowan plc, Class A^	144,199
3,837	Era Group, Inc.*	32,001
4,307	Exterran Corp.*	61,246
12,451	Forum Energy Technologies, Inc.*	42,582
3,592	Frank’s International NV*	19,612
2,906	FTS International, Inc.*	16,215
1,260	Geospace Technologies Corp.*	19,039

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
2,641	Gulf Island Fabrication, Inc.*	$18,751
7,520	Helix Energy Solutions Group, Inc.*	64,898
1,321	Hornbeck Offshore Services, Inc.*	1,651
749	Ion Geophysical*	6,029
3,564	Keane Group, Inc.*	23,950
2,658	KLX Energy Services Holdings, Inc.*	54,303
595	Mammoth Energy Services, Inc.	4,094
4,480	Matrix Service Co.*	90,765
15,261	McDermott International, Inc.*^	147,421
24,731	Nabors Industries, Ltd.^	71,720
2,316	Natural Gas Services Group*	38,214
11,883	Newpark Resources, Inc.*^	88,172
885	Nine Energy Service, Inc.*	15,337
18,346	Noble Corp. plc*	34,307
10,150	Oceaneering International, Inc.*	206,958
3,039	Oil States International, Inc.*	55,614
14,429	Patterson-UTI Energy, Inc.	166,078
11,895	Pioneer Energy Services Corp.*	3,008
2,252	Propetro Holding Corp.*	46,616
1,757	Rignet, Inc.*	17,711
4,432	RPC, Inc.^	31,955
1,148	SEACOR Holdings, Inc.*	54,541
1,598	SEACOR Marine Holdings, Inc.*	23,906
1,229	Select Energy Services, Inc.*	14,269
1,537	Solaris Oilfield Infrastructure, Inc.	23,024
14,153	Superior Energy Services, Inc.*	18,399
5,480	TETRA Technologies, Inc.*	8,932
1,075	Tidewater, Inc.*	25,241
11,339	Transocean, Ltd.*	72,683
5,730	U.S. Silica Holdings, Inc.^	73,287
3,954	Unit Corp.*	35,151

		2,387,205

Entertainment (0.5%):
3,922	AMC Entertainment Holdings, Inc., Class A^	36,592
2,527	Ballantyne Strong, Inc.*	8,162
2,242	Eros International plc*	3,027
4,000	Glu Mobile, Inc.*	28,720
1,045	Imax Corp.*	21,109
383	Liberty Braves Group, Class A*	10,647
1,784	Liberty Braves Group, Class C*	49,899
3,297	Lions Gate Entertainment Corp., Class A	40,388
4,413	Lions Gate Entertainment Corp., Class B	51,235
870	Marcus Corp.	28,675
2,715	Reading International, Inc., Class A*	35,241
700	Rosetta Stone, Inc.*	16,016
89,857	Zynga, Inc.*	550,824

		880,535

Equity Real Estate Investment Trusts (0.0%†):
786	Alexander & Baldwin, Inc.	18,157

Food & Staples Retailing (0.7%):
5,453	BJ’s Wholesale Club Holdings, Inc.*	143,959
364	Casey’s General Stores, Inc.	56,780
1,910	Ingles Markets, Inc., Class A	59,458
4,259	Natural Grocers by Vitamin Cottage, Inc.*^	42,803
5,226	Performance Food Group Co.*	209,198
4,174	PriceSmart, Inc.	213,376

See accompanying notes to the financial statements.

8

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
305	Rite Aid Corp.*^	$2,443
2,176	SpartanNash Co.	25,394
3,641	Sprouts Farmers Market, Inc.*^	68,778
1,576	The Andersons, Inc.	42,930
3,260	The Chefs’ Warehouse, Inc.*	114,328
3,444	United Natural Foods, Inc.*	30,893
1,832	Village Super Market, Inc., Class A^	48,566
2,676	Weis Markets, Inc.^	97,433

		1,156,339

Food Products (1.5%):
8,875	B&G Foods, Inc.^	184,600
2,290	Calavo Growers, Inc.	221,535
3,684	Cal-Maine Foods, Inc.	153,696
1,318	Coffee Holding Co., Inc.*	5,391
11,242	Darling International, Inc.*	223,603
13,942	Dean Foods Co.^	12,880
2,411	Farmer Brothers Co.*	39,468
2,122	Flowers Foods, Inc.	49,379
1,800	Fresh Del Monte Produce, Inc.	48,510
4,577	Hostess Brands, Inc.*	66,092
2,242	J & J Snack Foods Corp.	360,850
470	John B Sanfilippo And Son, Inc.^	37,454
1,773	Lancaster Colony Corp.^	263,468
2,754	Landec Corp.*^	25,805
2,175	Limoneira Co.	43,370
1,220	Rocky Mountain Chocolate Factory, Inc.	10,248
2,912	Sanderson Farms, Inc.	397,662
927	Seneca Foods Corp., Class A*	25,798
12	Seneca Foods Corp., Class B*	327
1,600	Simply Good Foods Co. (The)*	38,528
4,416	Tootsie Roll Industries, Inc.	163,083
3,670	TreeHouse Foods, Inc.*	198,547

		2,570,294

Gas Utilities (1.0%):
2,387	Chesapeake Utilities Corp.	226,813
5,705	New Jersey Resources Corp.	283,938
2,904	Northwest Natural Holding Co.	201,828
1,929	ONE Gas, Inc.	174,189
118	RGC Resources, Inc.	3,601
7,843	South Jersey Industries, Inc.	264,544
2,211	Southwest Gas Corp.	198,150
4,117	Spire, Inc.	345,499

		1,698,562

Health Care Equipment & Supplies (2.1%):
6,691	Accuray, Inc.*	25,894
5,021	AngioDynamics, Inc.*	98,863
1,709	Anika Therapeutics, Inc.*	69,420
263	Atrion Corp.	224,270
4,568	Avanos Medical, Inc.*	199,210
1,983	Cantel Medical Corp.	159,909
1,156	CONMED Corp.	98,919
3,805	CryoLife, Inc.*	113,884
875	Cutera, Inc.*	18,183
1,118	Elctromed, Inc.*	6,093
427	Fonar Corp.*	9,185
1,976	Globus Medical, Inc., Class A*	83,585

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
420	Haemonetics Corp.*	$50,543
608	Heska Corp.*	51,783
1,629	Inogen, Inc.*	108,752
3,276	Integer Holdings Corp.*	274,921
1,200	Integra LifeSciences Holdings Corp.*	67,020
199	IntriCon Corp.*^	4,649
4,509	Invacare Corp.	23,402
2,006	IRIDEX Corp.*	9,127
249	Kewaunee Scientific CP	4,766
3,514	Lantheus Holdings, Inc.*	99,446
2,690	LeMaitre Vascular, Inc.	75,266
450	LivaNova plc*	32,382
6,577	Meridian Bioscience, Inc.	78,135
5,338	Merit Medical Systems, Inc.*	317,930
3,498	Natus Medical, Inc.*	89,864
2,290	Neogen Corp.*	142,232
4,707	NuVasive, Inc.*	275,547
3,020	Nuvectra Corp.*	10,117
6,333	OraSure Technologies, Inc.*	58,770
1,884	Orthofix Medical, Inc.*	99,626
259	Orthopediatrics Corp.*	10,101
1,330	Quidel Corp.*	78,896
10,930	RTI Surgical, Inc.*	46,453
2,363	SeaSpine Holdings Corp.*	31,310
1,450	Surmodics, Inc.*	62,597
3,600	TransEnterix, Inc.*^	4,896
554	Utah Medical Products, Inc.	53,018
287	Varex Imaging Corp.*	8,797
6,607	Wright Medical Group NV*	197,021

		3,474,782

Health Care Providers & Services (2.7%):
1,781	Aac Holdings, Inc.*	1,532
6,333	Acadia Healthcare Co., Inc.*	221,338
1,470	Addus HomeCare Corp.*	110,177
3,654	Amedisys, Inc.*	443,633
1,150	American Renal Associates Holdings, Inc.*^	8,556
7,081	AMN Healthcare Services, Inc.*	384,144
5,327	BioScrip, Inc.*	13,850
3,573	BioTelemetry, Inc.*	172,040
12,012	Brookdale Senior Living, Inc.*	86,607
3,946	Capital Senior Living Corp.*	19,848
5,249	Community Health Systems, Inc.*^	14,015
2,726	CorVel Corp.*	237,189
2,958	Cross Country Healthcare, Inc.*	27,746
2,588	Diplomat Pharmacy, Inc.*^	15,761
6,408	Ensign Group, Inc. (The)	364,743
1,905	Five Star Quality Care, Inc.*	878
559	Hanger Orthopedic Group, Inc.*	10,705
2,195	HealthEquity, Inc.*	143,553
3,529	InfuSystems Holdings, Inc.*	15,175
3,429	LHC Group, Inc.*	410,040
2,287	Magellan Health Services, Inc.*	169,764
6,017	MEDNAX, Inc.*	151,809
1,646	National Healthcare Corp.	133,573
2,600	National Research Corp.	149,734
7,794	Owens & Minor, Inc.	24,941
3,316	Patterson Cos., Inc.	75,936

See accompanying notes to the financial statements.

9

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
1,065	Petiq, Inc.*	$35,102
2,021	Providence Service Corp.*	115,884
1,080	Psychemedics Corp.	10,897
6,913	RadNet, Inc.*	95,330
18,186	Select Medical Holdings Corp.*	288,612
1,331	Surgery Partners, Inc.*	10,834
5,780	Tenet Healthcare Corp.*	119,415
6,600	Tivity Health, Inc.*^	108,504
3,389	Triple-S Management Corp., Class B*	80,828
1,714	U.S. Physical Therapy, Inc.	210,085

		4,482,778

Health Care Technology (0.6%):
15,998	Allscripts Healthcare Solutions, Inc.*	186,057
3,434	Castlight Health, Inc., Class B*	11,092
2,108	Computer Programs & Systems, Inc.	58,581
564	Evolent Health, Inc., Class A*	4,484
2,627	HealthStream, Inc.*	67,934
3,726	HMS Holdings Corp.*	120,685
1,027	Inovalon Holdings, Inc., Class A*	14,902
558	Micron Solutions, Inc.*	1,367
8,396	NextGen Healthcare, Inc.*	167,080
3,783	Omnicell, Inc.*	325,451
2,026	Simulations Plus, Inc.	57,863

		1,015,496

Hotels, Restaurants & Leisure (3.2%):
4,748	BBX Capital Corp.	23,313
3	Biglari Holdings, Inc., Class A*	1,592
168	Biglari Holdings, Inc., Class B*	17,448
2,915	BJ’s Restaurants, Inc.	128,085
12,557	Bloomin’ Brands, Inc.	237,453
2,784	Brinker International, Inc.	109,550
4,497	Carrols Restaurant Group, Inc.*	40,608
4,585	Century Casinos, Inc.*	44,475
6,259	Cheesecake Factory, Inc. (The)^	273,643
2,092	Choice Hotels International, Inc.	182,025
1,424	Churchill Downs, Inc.	163,860
2,799	Chuy’s Holdings, Inc.*	64,153
1,266	Cracker Barrel Old Country Store, Inc.^	216,144
3,275	Dave & Buster’s Entertainment, Inc.^	132,539
2,754	Del Frisco’s Restaurant Group, Inc.*^	21,922
2,980	Del Taco Restaurants, Inc.*	38,204
8,718	Denny’s Corp.*	178,981
495	DineEquity, Inc.^	47,258
3,712	Dover Motorsports, Inc.	7,721
3,973	Drive Shack, Inc.*	18,633
2,394	El Pollo Loco Holdings, Inc.*	25,520
2,468	Eldorado Resorts, Inc.*	113,701
1,724	Famous Dave’s of America, Inc.*	7,603
4,357	Fiesta Restaurant Group, Inc.*	57,251
378	Flanigan’s Enterprises, Inc.	8,686
608	Habit Restaurants, Inc. (The), Class A*	6,378
2,816	Hilton Grand Vacations, Inc.*	89,605
4,444	International Game Technology plc^	57,639
3,548	Jack in the Box, Inc.	288,771
2,108	Lindblad Expeditions Holdings, Inc.*	37,839
5,681	Luby’s, Inc.*	6,135

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,614	Marriott Vacations Worldwide Corp.	$348,389
597	Nathans Famous, Inc.^	46,638
1,669	Noodles & Co.*	13,152
4,764	Papa John’s International, Inc.	213,046
5,583	Penn National Gaming, Inc.*	107,529
5,127	Planet Fitness, Inc.*	371,399
1,446	Playa Hotels & Resorts NV*	11,149
1,540	Playags, Inc.*	29,953
3,185	Potbelly Corp.*	16,212
1,669	RCI Hospitality Holdings, Inc.	29,224
3,634	Red Lion Hotels Corp.*	25,838
2,030	Red Robin Gourmet Burgers*	62,057
662	Red Rock Resorts, Inc.	14,220
4,652	Ruth’s Hospitality Group, Inc.	105,647
2,478	Scientific Games Corp., Class A*	49,114
3,059	SeaWorld Entertainment, Inc.*	94,829
788	Shake Shack, Inc., Class A*^	56,894
3,043	Six Flags Entertainment Corp.	151,176
5,849	Speedway Motorsports, Inc.	108,499
4,120	Texas Roadhouse, Inc., Class A	221,120
4,346	Town Sports International Holdings, Inc.*	9,431
13,989	Wendy’s Co. (The)	273,904
2,153	Wingstop, Inc.	203,997
3,977	Wyndham Worldwide Corp.	174,590

		5,384,742

Household Durables (2.1%):
608	Bassett Furniture Industries, Inc.	9,272
899	Cavco Industries, Inc.*	141,628
2,144	Century Communities, Inc.*^	56,988
3,024	Dixie Group, Inc. (The)*	1,754
4,218	Ethan Allen Interiors, Inc.	88,831
820	Flexsteel Industries, Inc.	13,989
3,162	Helen of Troy, Ltd.*	412,926
670	Hooker Furniture Corp.	13,815
2,905	Installed Building Products, Inc.*	172,034
3,858	iRobot Corp.*^	353,548
11,216	KB Home	288,588
1,138	Koss Corp.*	2,276
6,113	La-Z-Boy, Inc.	187,425
924	LGI Homes, Inc.*	66,001
4,396	Libbey, Inc.*^	8,177
2,522	Lifetime Brands, Inc.	23,858
7,014	M.D.C. Holdings, Inc.	229,919
4,157	M/I Homes, Inc.*	118,641
6,186	Meritage Corp.*	317,590
723	P & F Industries, Inc., Class A	6,015
1,301	Skyline Corp.*	35,621
5,672	Taylor Morrison Home Corp., Class A*	118,885
2,725	Tempur Sealy International, Inc.*^	199,933
2,041	TopBuild Corp.*	168,913
20,593	TRI Pointe Homes, Inc.*	246,498
4,563	Tupperware Brands Corp.	86,834
1,860	Universal Electronics, Inc.*	76,297
4,639	William Lyon Homes, Class A*	84,569
4,044	Zagg, Inc.*	28,146

		3,558,971

See accompanying notes to the financial statements.

10

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products (0.4%):
1,115	Central Garden & Pet Co.*	$30,049
3,036	Central Garden & Pet Co., Class A*	74,807
3,445	Energizer Holdings, Inc.^	133,115
1,767	Ocean Bio-Chem, Inc.	5,813
940	Oil-Dri Corp.	31,998
1,701	Spectrum Brands Holdings, Inc.^	91,463
1,890	WD-40 Co.^	300,585

		667,830

Independent Power and Renewable Electricity Producers (0.6%):
22,978	Atlantic Power Corp.*	55,607
3,027	Atlantica Yield plc	68,622
3,724	Clearway Energy, Inc., Class A	60,254
5,480	Clearway Energy, Inc., Class C	92,393
6,324	Ormat Technologies, Inc.^	400,879
9,283	Pattern Energy Group, Inc.	214,344
3,151	TerraForm Power, Inc., Class A	45,059

		937,158

Industrial Conglomerates (0.1%):
5,204	Raven Industries, Inc.	186,720

Insurance (2.9%):
7,408	AMBAC Financial Group, Inc.*	124,825
10,500	American Equity Investment Life Holding Co.	285,180
1,653	American National Insurance Co.	192,525
2,876	Amerisafe, Inc.	183,403
3,798	Argo Group International Holdings, Ltd.	281,242
1,079	Assured Guaranty, Ltd.	45,404
1,304	Brighthouse Financial, Inc.*	47,844
8,209	Citizens, Inc.*	59,926
3,445	Crawford & Co.	32,073
4,636	Crawford & Co., Class A	48,817
2,691	Donegal Group, Inc., Class A	41,092
2,004	eHealth, Inc.*	172,544
3,293	EMC Insurance Group, Inc.	118,647
3,106	Employers Holdings, Inc.	131,291
797	Enstar Group, Ltd.*	138,901
2,839	FBL Financial Group, Inc., Class A	181,128
2,111	FedNat Holding Co.	30,124
10,826	Genworth Financial, Inc., Class A*	40,164
1,050	Global Indemnity, Ltd.	32,508
3,055	Greenlight Capital Re, Ltd.*^	25,937
1,752	Hallmark Financial Services, Inc.*	24,931
1,470	HCI Group, Inc.	59,491
414	Health Insurance Innovations, Inc.*^	10,731
569	Heritage Insurance Holdings, Inc.	8,768
1,214	Horace Mann Educators Corp.	48,912
2,328	Independence Holding Co.	90,140
253	Investors Title Co.	42,251
941	James River Group Holdings	44,133
790	Kemper Corp.	68,169
1,473	Kingstone Co., Inc.	12,741
654	Kinsale Capital Group, Inc.	59,828
12,677	Maiden Holdings, Ltd.	8,113
2,967	Mercury General Corp.	185,438
4,498	National General Holdings Corp.	103,184
386	National Western Life Group, Inc., Class A	99,202

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,415	Primerica, Inc.	$169,729
5,649	ProAssurance Corp.	203,985
180	Protective Insurance Corp.	2,970
4,712	RLI Corp.^	403,865
513	Safety Insurance Group, Inc.	48,802
3,533	Selective Insurance Group, Inc.	264,586
4,915	State Auto Financial Corp.	172,025
3,277	Stewart Information Services Corp.	132,686
204	The National Security Group, Inc.^	2,448
2,083	Third Point Reinsurance, Ltd.*	21,497
2,849	Tiptree Financial, Inc., Class A	17,949
748	United Fire Group, Inc.	36,248
4,002	United Insurance Holdings Co.	57,069
5,267	Universal Insurance Holdings, Inc.	146,949
161	White Mountains Insurance Group, Ltd.	164,455

		4,924,870

Interactive Media & Services (0.3%):
1,722	Care.com, Inc.*	18,908
1,255	Cargurus, Inc.*^	45,318
3,666	Cars.com, Inc.*	72,294
6,181	DHI Group, Inc.*	22,066
7,846	Liberty TripAdvisor Holdings, Inc., Class A*	97,290
7,450	QuinStreet, Inc.*^	118,083
7,131	The Meet Group, Inc. (The)*	24,816
2,073	Travelzoo, Inc.*	32,007
2,489	Yelp, Inc.*	85,074
1,473	Zedge, Inc., Class B*	2,430

		518,286

Internet & Direct Marketing Retail (0.5%):
4,886	1-800 Flowers.com, Inc., Class A*	92,248
11,534	Groupon, Inc.*	41,292
1,300	Lands’ End, Inc.*	15,886
3,938	Leaf Group, Ltd.*	29,181
2,711	Liberty Expedia Holdings, Class A*	129,559
3,018	Liquidity Services, Inc.*	18,380
1,945	Overstock.com, Inc.*^	26,452
3,081	PetMed Express, Inc.^	48,279
1,050	Quotient Technology, Inc.*	11,277
4,901	Shutterfly, Inc.*	247,745
4,549	Shutterstock, Inc.	178,275
1,086	Stamps.com, Inc.*	49,163

		887,737

IT Services (2.5%):
1,817	CACI International, Inc., Class A*	371,740
3,767	Carbonite, Inc.*	98,093
5,955	Cardtronics plc*	162,691
1,886	Cass Information Systems, Inc.	91,433
11,403	Conduent, Inc.*	109,355
4,018	CoreLogic, Inc.*	168,073
4,402	CSG Systems International, Inc.	214,950
758	CSP, Inc.	11,560
4,290	Endurance International Group Holdings, Inc.*	20,592
3,668	Evertec, Inc.	119,944
3,658	Exlservice Holdings, Inc.*	241,904
4,964	GTT Communications, Inc.*^	87,366
4,599	Hackett Group, Inc. (The)	77,217

See accompanying notes to the financial statements.

11

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
439	I3 Verticals, Inc.*	$12,929
1,786	Internap Corp.*^	5,376
18,673	Limelight Networks, Inc.*	50,417
8,660	LiveRamp Holdings, Inc.*	419,836
2,747	ManTech International Corp., Class A	180,890
500	Maximus, Inc.	36,270
8,730	NIC, Inc.	140,029
862	Paysign, Inc.*	11,525
4,334	Perficient, Inc.*	148,743
6,302	Perspecta, Inc.	147,530
3,168	PFSweb, Inc.*	12,830
4,941	Science Applications International Corp.	427,692
8,429	Servicesource International, Inc.*	8,008
1,555	StarTek, Inc.*	12,704
10,553	Steel Connect, Inc.*	19,206
4,608	Sykes Enterprises, Inc.*	126,536
2,522	Teradata Corp.*	90,414
5,956	TTEC Holdings, Inc.	277,490
7,332	Unisys Corp.*	71,267
3,309	Virtusa Corp.*	147,019

		4,121,629

Leisure Products (0.3%):
1,742	Acushnet Holdings Corp.	45,745
8,017	American Outdoor Brands Corp.*	72,233
7,292	Callaway Golf Co.	125,130
2,916	Escalade, Inc.	33,447
2,447	JAKKS Pacific, Inc.*	1,713
361	Johnson Outdoors, Inc., Class A	26,920
1,830	Malibu Boats, Inc.*	71,096
2,419	Marine Products Corp.	37,349
850	Mastercraft Boat Holdings, Inc.*	16,652
4,982	Nautilus Group, Inc.*	11,010
7,141	Vista Outdoor, Inc.*	63,412

		504,707

Life Sciences Tools & Services (0.3%):
4,622	Cambrex Corp.*	216,355
7,407	Enzo Biochem, Inc.*	24,962
7,018	Harvard Bioscience, Inc.*	14,036
4,475	Luminex Corp.	92,364
792	Medpace Holdings, Inc.*	51,813
3,971	Neogenomics, Inc.*^	87,124
1,449	Syneos Health, Inc.*	74,029

		560,683

Machinery (5.9%):
6,598	Actuant Corp., Class A	163,696
1,154	Alamo Group, Inc.	115,319
4,190	Albany International Corp., Class A	347,393
4,536	Altra Industrial Motion Corp.	162,752
806	Art’s-Way Manufacturing Co.*	1,628
2,880	Astec Industries, Inc.	93,773
6,849	Barnes Group, Inc.	385,872
1,115	Blue Bird Corp.*	21,954
2,245	Briggs & Stratton Corp.^	22,989
3,812	Chart Industries, Inc.*	293,067
2,359	CIRCOR International, Inc.*^	108,514
6,302	Colfax Corp.*^	176,645

Shares		Fair Value
Common Stocks, continued
Machinery, continued
3,780	Columbus McKinnon Corp.	$158,647
5,525	Commercial Vehicle Group, Inc.*	44,311
1,676	DMC Global, Inc.	106,175
3,590	Douglas Dynamics, Inc.	142,846
500	Eastern Co. (The)	14,010
2,433	EnPro Industries, Inc.	155,323
3,185	ESCO Technologies, Inc.	263,145
8,469	Federal Signal Corp.	226,546
6,496	Franklin Electric Co., Inc.	308,560
2,281	FreightCar America, Inc.*^	13,389
1,765	Gencor Industries, Inc.*	22,945
2,940	Global Brass & Copper Holdings, Inc.	128,566
3,372	Gorman-Rupp Co. (The)	110,703
459	Graham Corp.	9,276
3,586	Greenbrier Cos, Inc.	109,014
11,887	Harsco Corp.*	326,179
3,615	Helios Technologies, Inc.	167,772
8,780	Hillenbrand, Inc.	347,425
785	Hurco Cos, Inc.	27,915
1,314	Hyster-Yale Materials Handling, Inc., Class A	72,612
3,679	John Bean Technologies Corp.	445,636
9,594	Kennametal, Inc.	354,882
1,529	L.B. Foster Co., Class A*	41,803
1,368	Lindsay Corp.^	112,463
829	Lydall, Inc.*	16,746
3,228	Manitex International, Inc.*	19,723
4,498	Manitowoc Co., Inc. (The)*	80,064
12,462	Meritor, Inc.*	302,204
8,208	Mueller Industries, Inc.	240,248
22,037	Mueller Water Products, Inc., Class A	216,403
5,988	Navistar International Corp.*	206,287
3,562	NN, Inc.	34,765
738	Omega Flex, Inc.^	56,686
2,028	Park-Ohio Holdings Corp.	66,093
1,756	Proto Labs, Inc.*	203,731
2,491	RBC Bearings, Inc.*	415,523
13,382	Rexnord Corp.*	404,403
5,735	Spartan Motors, Inc.	62,856
1,692	SPX Corp.*	55,870
1,085	SPX FLOW, Inc.*	45,418
1,898	Standex International Corp.	138,820
466	Taylor Devices, Inc.*	4,991
1,866	Tennant Co.	114,199
9,270	Terex Corp.	291,078
800	The Exone Co.*	7,456
2,794	Timken Co.	143,444
7,930	Titan International, Inc.	38,778
5,970	TriMas Corp.*	184,891
6,206	Trinity Industries, Inc.^	128,775
1,747	Twin Disc, Inc.*	26,380
8,536	Wabash National Corp.	138,881
3,816	Watts Water Technologies, Inc., Class A	355,574
18,993	Welbilt, Inc.*	317,183

		9,921,215

Marine (0.2%):
1,689	Costamare, Inc.	8,665
4,337	Genco Shipping & Trading, Ltd.*	36,604

See accompanying notes to the financial statements.

12

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
327	Kirby Corp.*	$25,833
5,648	Matson, Inc.	219,425
3,151	Scorpio Bulkers, Inc.	14,495

		305,022

Media (1.9%):
3,904	A.H. Belo Corp., Class A	14,406
2,250	AMC Networks, Inc., Class A*	122,603
478	Beasley Broadcast Group, Inc., Class A	1,539
41	Cable One, Inc.	48,011
23,234	Central Eurpoean Media Enterprises*	101,300
229	Daily Journal Corp.*	54,502
7,889	E.W. Scripps Co. (The), Class A	120,623
973	Emerald Expositions Events, Inc.	10,849
6,123	Entercom Communications Corp.	35,513
11,865	Entravision Communications Corp., Class A	37,019
4,669	Gannett Co., Inc.	38,099
980	GCI Liberty, Inc., Class A*	60,231
8,641	Gray Television, Inc.*	141,626
2,892	Hemisphere Media Group*	37,365
2,441	Insignia Systems, Inc.*	2,563
4,052	John Wiley & Sons, Inc., Class A	185,825
10,454	Lee Enterprises, Inc.*	23,417
3,964	Liberty Latin America, Ltd.*	68,300
7,609	Liberty Latin America, Ltd., Class C*	130,799
6,655	Marchex, Inc., Class B*	31,279
4,388	Meredith Corp.	241,602
3,571	MSG Networks, Inc., Class A*^	74,063
10,941	National CineMedia, Inc.	71,773
3,347	New Media Investment Group, Inc.	31,596
5,739	New York Times Co. (The), Class A^	187,206
4,426	Nexstar Broadcasting Group, Inc., Class A	447,025
1,017	Scholastic Corp.	33,805
8,414	Sinclair Broadcast Group, Inc., Class A	451,242
3,708	TechTarget, Inc.*	78,795
10,206	Tegna, Inc.	154,621
1,693	Tribune Media Co., Class A	78,250
2,169	Tribune Publishing Co.	17,287
8,158	Urban One, Inc.*	15,990

		3,149,124

Metals & Mining (1.3%):
23,109	AK Steel Holding Corp.*^	54,768
2,408	Alcoa Corp.*	56,371
7,802	Allegheny Technologies, Inc.*^	196,610
2,124	Ampco-Pittsburgh Corp.*	8,560
6,694	Carpenter Technology Corp.	321,178
3,100	Century Aluminum Co.*	21,421
21,148	Cleveland-Cliffs, Inc.^	225,649
7,283	Coeur d’Alene Mines Corp.*	31,608
12,903	Commercial Metals Co.	230,319
4,543	Compass Minerals International, Inc.	249,638
13,641	Ferroglobe plc	23,190
13,641	Ferroglobe Unit*(a)	—
1,805	Gold Resource Corp.	6,101
1,557	Haynes International, Inc.	49,528
42,581	Hecla Mining Co.	76,646
931	Kaiser Aluminum Corp.	90,875

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
2,285	Materion Corp.	$154,946
9,373	McEwen Mining, Inc.	16,403
2,868	Ryerson Holding Corp.*	23,890
1,487	Schnitzer Steel Industries, Inc., Class A	38,915
3,318	SunCoke Energy, Inc.*	29,464
1,789	Synalloy Corp.	27,944
4,467	TimkenSteel Corp.*^	36,317
6,784	United States Steel Corp.	103,863
1,458	Universal Stainless & Alloy Products, Inc.*	23,328
684	Warrior Met Coal, Inc.	17,866
2,441	Worthington Industries, Inc.	98,275

		2,213,673

Multiline Retail (0.1%):
5,705	Big Lots, Inc.	163,220
654	Dillard’s, Inc., Class A^	40,731
27,998	J.C. Penney Co., Inc.*^	31,918
5,314	Tuesday Morning Corp.*	8,981

		244,850

Multi-Utilities (0.7%):
8,048	Avista Corp.	358,941
3,469	Black Hills Corp.	271,172
5,688	NorthWestern Corp.	410,389
2,144	Unitil Corp.	128,404

		1,168,906

Oil, Gas & Consumable Fuels (2.7%):
4,107	Abraxas Petroleum Corp.*	4,230
816	Adams Resources & Energy, Inc.	27,972
2,181	Alta Mesa Resources, Inc.*	318
2,307	Antero Resources Corp.*	12,758
1,638	Arch Coal, Inc.^	154,316
1,954	Ardmore Shipping Corp.*	15,925
901	Barnwell Industries, Inc.*	1,018
2,422	Bonanza Creek Energy, Inc.*	50,571
2,193	California Resources Corp.*	43,158
15,796	Callon Petroleum Co.*	104,096
4,289	Carrizo Oil & Gas, Inc.*	42,976
3,036	Centennial Resource Development, Inc., Class A*^	23,043
32,742	Chesapeake Energy Corp.*	63,847
16,914	Clean Energy Fuel Corp.*	45,160
19,397	CNX Resources Corp.*	141,792
2,015	CONSOL Energy, Inc.*	53,619
1,914	Contango Oil & Gas Co.*	3,330
292	Contura Energy, Inc.*	15,155
4,234	CVR Energy, Inc.	211,658
7,363	Delek US Holdings, Inc.	298,348
39,156	Denbury Resources, Inc.*	48,553
16,266	DHT Holdings, Inc.^	96,132
4,012	Dorian LPG, Ltd.*	36,188
416	Earthstone Energy, Inc.*	2,546
7,457	EQT Corp.	117,895
2,943	Evolution Petroleum Corp.	21,042
5,664	Extraction Oil & Gas, Inc.*	24,525
10,643	Gaslog, Ltd.	153,259
1,561	Green Plains Renewable Energy, Inc.	16,828
9,417	Gulfport Energy Corp.*	46,237
10,901	Halcon Resources Corp.*	1,927

See accompanying notes to the financial statements.

13

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,504	Hallador Energy Co.	$30,988
9,079	HighPoint Resources Corp.*	16,524
2,520	International Seaways, Inc.*	47,880
4,813	Jagged Peak Energy, Inc.*	39,804
34,496	Kosmos Energy, Ltd.	216,290
14,513	Laredo Petroleum Holdings, Inc.*	42,088
2,082	Lonestar Resources US, Inc.*	4,768
9,030	Matador Resources Co.*^	179,516
1,538	Midstates Petroleum Co., Inc.*	9,059
290	Montage Resources Corp.*	1,769
1,383	Murphy Oil Corp.^	34,091
12,361	Nordic American Tankers, Ltd.	28,925
3,092	Northern Oil & Gas, Inc.*	5,968
18,805	Oasis Petroleum, Inc.*	106,812
5,300	Overseas Shipholding Group, Inc.*	9,964
4,913	Pacific Ethanol, Inc.*	3,758
2,410	Panhandle Oil & Gas, Inc., Class A	31,426
1,648	PAR Pacific Holdings, Inc.*	33,817
6,480	PBF Energy, Inc., Class A	202,824
3,470	PDC Energy, Inc.*	125,128
5,636	Peabody Energy Corp.	135,828
523	Penn Virginia Corp.*	16,046
6	PrimeEnergy Corp.*	799
12,864	QEP Resources, Inc.*	93,007
12,188	Range Resources Corp.^	85,072
6,030	Renewable Energy Group, Inc.*^	95,636
3,561	Ring Energy, Inc.*	11,573
1,533	SandRidge Energy, Inc.*	10,608
2,868	Scorpio Tankers, Inc.	84,663
5,243	SemGroup Corp., Class A^	62,916
12,619	Ship Finance International^	157,863
7,278	SM Energy Co.	91,121
32,445	Southwestern Energy Co.*^	102,526
23,009	SRC Energy, Inc.*	114,125
1,352	Talos Energy, Inc.*	32,516
1,980	Teekay Shipping Corp.	6,811
18,909	Teekay Tankers, Ltd.*	24,204
9,332	Ultra Petroleum Corp.*	1,680
8,709	W&T Offshore, Inc.*	43,197
7,070	Whiting Petroleum Corp.*	132,068
3,407	World Fuel Services Corp.	122,516

		4,474,596

Paper & Forest Products (0.8%):
5,866	Boise Cascade Co.	164,893
2,174	Clearwater Paper Corp.*	40,197
7,194	Domtar Corp.	320,349
6,293	Louisiana-Pacific Corp.	165,002
8,641	Mercer International, Inc.	133,676
2,510	Neenah Paper, Inc.	169,551
1,455	P.H. Glatfelter Co.	24,560
12,394	Resolute Forest Products	89,237
4,054	Schweitzer-Mauduit International, Inc.	134,512
1,313	Verso Corp.*	25,013

		1,266,990

Personal Products (0.7%):
27,730	Avon Products, Inc.*	107,592
2,048	e.l.f. Beauty, Inc.*	28,877

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
2,807	Edgewell Personal Care Co.*	$75,649
4,304	Inter Parfums, Inc.	286,172
900	Lifevantage Corp.*	11,682
537	Mannatech, Inc.	9,124
1,346	Medifast, Inc.	172,692
1,387	Natural Alternatives International, Inc.*	16,172
369	Natural Health Trends Corp.	2,970
2,857	Natures Sunshine Products, Inc.*	26,542
2,622	Nu Skin Enterprises, Inc., Class A	129,317
829	Revlon, Inc.*^	16,025
340	United-Guardian, Inc.	6,392
3,195	Usana Health Sciences, Inc.*	253,779

		1,142,985

Pharmaceuticals (0.8%):
680	Aclaris Therapeutics, Inc.*	1,489
3,223	Akorn, Inc.*	16,598
3,129	Amphastar Pharmaceuticals, Inc.*	66,053
1,566	ANI Pharmaceuticals, Inc.*	128,725
1,496	Aratana Therapeutics, Inc.*	7,719
961	Assembly Biosciences, Inc.*	12,964
4,744	Assertio Therapeutics, Inc.*	16,367
1,154	Collegium Pharmaceutical, Inc.*	15,175
3,245	Corcept Therapeutics, Inc.*^	36,182
3,415	Cumberland Pharmaceuticals, Inc.*	21,754
1,891	Cymabay Therapeutics, Inc.*	13,540
1,500	Dermira, Inc.*	14,340
7,597	Endo International plc*	31,300
10,506	Horizon Therapeutics plc*	252,773
6,525	Innoviva, Inc.*	95,004
2,755	Intra-Cellular Therapies, Inc.*	35,760
1,144	Kala Pharmaceuticals, Inc.*	7,299
6,034	Lannett Co., Inc.*	36,566
2,617	Lipocine, Inc.*	5,103
3,492	Mallinckrodt plc*	32,057
169	Melinta Therapeutics, Inc.*^	1,124
2,308	Otonomy, Inc.*	6,347
461	Pacira Pharmaceuticals, Inc.*	20,049
859	Phibro Animal Health Corp., Class A	27,290
5,702	Prestige Brands Holdings, Inc.*	180,639
1,980	Revance Therapeutics, Inc.*^	25,681
5,788	Supernus Pharmaceuticals, Inc.*	191,525
767	Taro Pharmaceutical Industries, Ltd.	65,517
1,949	Tetraphase Pharmaceuticals, Inc.*	936
1,034	Zogenix, Inc.*^	49,405

		1,415,281

Professional Services (2.0%):
1,888	Acacia Research Corp.*	5,588
5,362	ASGN, Inc.*	324,937
1,199	Barrett Business Services, Inc.	99,037
6,714	CBIZ, Inc.*	131,527
490	CRA International, Inc.	18,782
7,091	Exponent, Inc.	415,108
2,512	Forrester Research, Inc.	118,139
2,195	Franklin Covey Co.*	74,630
4,532	FTI Consulting, Inc.*	379,964
2,202	GP Strategies Corp.*	33,206

See accompanying notes to the financial statements.

14

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
2,274	Heidrick & Struggles International, Inc.	$68,152
2,544	Huron Consulting Group, Inc.*	128,167
2,071	ICF International, Inc.	150,769
5,892	InnerWorkings, Inc.*^	22,507
1,678	Insperity, Inc.	204,951
1,000	Kelly Services, Inc., Class A	26,190
3,860	Kforce, Inc.	135,447
5,647	Korn/Ferry International	226,275
1,332	Mastech Holdings, Inc.*	6,327
3,943	Mistras Group, Inc.*	56,661
4,799	Navigant Consulting, Inc.	111,289
4,033	Resources Connection, Inc.	64,568
3,165	TriNet Group, Inc.*	214,587
6,167	Trueblue, Inc.*	136,044
4,212	Volt Information Sciences, Inc.*	18,912
831	Wageworks, Inc.*	42,206
1,576	Willdan Group, Inc.*	58,706

		3,272,676

Real Estate Management & Development (0.7%):
2,400	Altisource Portfolio Solutions*	47,184
395	CKX Lands, Inc.*	3,851
920	Consolidated-Tomoka Land Co.^	54,924
692	Forestar Group, Inc.*	13,529
504	FRP Holdings, Inc.*	28,108
376	Griffin Industrial Realty, Inc.	13,292
6,592	HFF, Inc., Class A	299,803
259	Howard Hughes Corp. (The)*	32,075
10	J.W. Mays, Inc.*	374
6,324	Kennedy-Wilson Holdings, Inc.	130,085
5,387	Marcus & Millichap, Inc.*	166,189
1,035	Maui Land & Pineapple Co.*	10,650
798	Newmark Group, Inc.	7,166
2,057	Rafael Holdings, Inc., Class B*	59,139
702	RE/MAX Holdings, Inc., Class A	21,594
8,369	Realogy Holdings Corp.	60,592
308	Stratus Properties, Inc.*	9,988
3,421	Tejon Ranch Co.*	56,754
1,076	The RMR Group, Inc., Class A	50,550
2,700	The St. Joe Co.*	46,656

		1,112,503

Road & Rail (0.9%):
1,803	ArcBest Corp.^	50,682
9,143	Avis Budget Group, Inc.*	321,468
2,278	Covenant Transportation Group, Inc., Class A*	33,509
10,920	Heartland Express, Inc.	197,324
3,276	Hertz Global Holdings, Inc.*	52,285
875	Landstar System, Inc.	94,491
1,700	Marten Transport, Ltd.	30,855
598	Ryder System, Inc.	34,863
3,662	Saia, Inc.*	236,822
646	Schneider National, Inc.	11,783
3,855	Universal Truckload Services, Inc.	86,622
988	USA Truck, Inc.*^	9,989
9,946	Werner Enterprises, Inc.	309,122
4,526	YRC Worldwide, Inc.*	18,240

		1,488,055

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (2.9%):
4,922	Advanced Energy Industries, Inc.*	$276,961
3,814	Alpha & Omega Semiconductor, Ltd.*	35,623
1,056	Ambarella, Inc.*	46,601
30,273	Amkor Technology, Inc.*	225,837
1,301	Amtech Systems, Inc.*	7,156
4,245	Axcelis Technologies, Inc.*	63,887
2,777	AXT, Inc.*^	10,997
2,714	Brooks Automation, Inc.	105,168
3,650	Cabot Microelectronics Corp.	401,793
1,462	CEVA, Inc.*	35,600
5,549	Cirrus Logic, Inc.*	242,491
5,038	Cohu, Inc.	77,736
3,736	Cree, Inc.*	209,888
522	Cyberoptics Corp.*	8,472
6,488	Diodes, Inc.*	235,969
3,285	DSP Group, Inc.*	47,173
4,414	Entegris, Inc.	164,730
8,247	FormFactor, Inc.*	129,230
4,679	GSI Technology, Inc.*	40,099
1,254	Ichor Holdings, Ltd.*	29,645
1,201	Inphi Corp.*	60,170
1,349	inTest Corp.*	6,489
12,127	Kopin Corp.*	13,218
7,339	Kulicke & Soffa Industries, Inc.	165,494
12,204	Lattice Semiconductor Corp.*	178,056
1,636	MagnaChip Semiconductor Corp.*	16,933
4,333	MaxLinear, Inc., Class A*	101,566
700	MKS Instruments, Inc.	54,523
3,511	Nanometrics, Inc.*	121,867
6,163	Neophotonics Corp.*	25,761
807	NVE Corp.	56,191
4,804	PDF Solutions, Inc.*	63,028
9,112	Photronics, Inc.*	74,718
2,109	Pixelworks, Inc.*	6,222
2,975	Power Integrations, Inc.	238,536
11,907	Rambus, Inc.*	143,360
4,219	Rudolph Technologies, Inc.*	116,571
2,943	Semtech Corp.*	141,411
2,126	Silicon Laboratories, Inc.*	219,828
1,208	SMART Global Holdings, Inc.*^	27,772
1,698	Solaredge Technologies, Inc.*	106,057
2,469	Synaptics, Inc.*^	71,947
5,213	Ultra Clean Holdings, Inc.*	72,565
6,109	Veeco Instruments, Inc.*	74,652
3,045	Versum Materials, Inc.	157,061
5,605	Xperi Corp.	115,407

		4,824,459

Software (2.5%):
1,895	A10 Networks, Inc.*	12,924
12,450	ACI Worldwide, Inc.*	427,533
994	Agilysys, Inc.*	21,341
2,538	Alarm.com Holding, Inc.*	135,783
966	Altair Engineering, Inc.*	39,017
4,794	American Software, Inc., Class A	63,041
752	Appfolio, Inc.*	76,907
935	Asure Software, Inc.*	7,695
931	Avaya Holdings Corp.*	11,088

See accompanying notes to the financial statements.

15

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
2,785	Aware, Inc.*	$9,246
2,404	Blackbaud, Inc.	200,734
620	Blackline, Inc.*	33,176
1,622	Bottomline Technologies, Inc.*	71,757
2,350	BSQUARE Corp.*	2,726
900	ChannelAdvisor Corp.*	7,884
3,451	Cision, Ltd.*	40,480
1,698	CommVault Systems, Inc.*	84,255
774	Cornerstone OnDemand, Inc.*	44,838
3,842	Ebix, Inc.	192,945
2,301	Envestnet, Inc.*	157,319
2,049	Evolving Systems, Inc.*	1,619
5,614	Finjan Holdings, Inc.*	12,463
4,113	GlobalSCAPE, Inc.	42,035
1,375	Globant SA*	138,943
2,398	J2 Global, Inc.	213,158
1,662	LogMeIn, Inc.	122,456
3,650	Manhattan Associates, Inc.*	253,055
562	MicroStrategy, Inc., Class A*	80,540
2,468	Mimecast, Ltd.*	115,280
4,090	Monotype Imaging Holdings, Inc.	68,876
5,507	OneSpan, Inc.*	78,034
1,895	Paylocity Holding Corp.*	177,789
6,260	Progress Software Corp.	273,061
1,864	QAD, Inc.	74,951
2,008	Qualys, Inc.*	174,857
1,839	Qumu Corp.*	7,632
7,302	RealNetworks, Inc.*	13,874
2,886	Rubicon Project, Inc.*	18,355
769	Sapiens International Corp. NV	12,781
6,367	SeaChange International, Inc.*	9,105
539	Shotspotter, Inc.*	23,824
342	SPS Commerce, Inc.*	34,956
5,449	Synacor, Inc.*	8,500
3,280	Synchronoss Technologies, Inc.*	25,945
5,185	Telaria, Inc.*	38,991
7,906	Telenav, Inc.*	63,248
16,342	TiVo Corp.	120,441
870	Upland Software, Inc.*	39,611
3,726	Verint Systems, Inc.*	200,384
1,895	Zix Corp.*	17,226

		4,102,679

Specialty Retail (3.6%):
8,726	Aaron’s, Inc.	535,863
3,905	Abercrombie & Fitch Co., Class A	62,636
13,115	American Eagle Outfitters, Inc.	221,644
996	America’s Car Mart, Inc.*	85,736
2,646	Asbury Automotive Group, Inc.*	223,164
13,213	Ascena Retail Group, Inc.*	8,060
832	At Home Group, Inc.*	5,541
4,741	AutoNation, Inc.*^	198,838
7,305	Barnes & Noble Education, Inc.*	24,545
11,581	Barnes & Noble, Inc.	77,477
7,174	Bed Bath & Beyond, Inc.^	83,362
4,102	Big 5 Sporting Goods Corp.	7,999
3,574	Boot Barn Holdings, Inc.*	127,377

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,732	Build-A-Bear Workshop, Inc.*	$9,682
3,926	Caleres, Inc.	78,206
3,499	Cato Corp., Class A	43,108
16,720	Chico’s FAS, Inc.^	56,346
2,162	Children’s Place Retail Stores, Inc. (The)	206,212
1,594	Citi Trends, Inc.	23,304
3,476	Conn’s, Inc.*	61,942
7,160	Designer Brands, Inc., Class A	137,257
2,917	Destination Maternity Corp.*	3,850
10,159	Destination XL Group, Inc.*	17,880
5,615	Dick’s Sporting Goods, Inc.	194,447
11,002	Express, Inc.*	30,035
4,493	Floor & Decor Holdings, Inc., Class A*^	188,257
4,415	Francesca’s Holdings Corp.*	2,184
5,741	GameStop Corp., Class A	31,403
2,288	Genesco, Inc.*	96,760
693	Group 1 Automotive, Inc.	56,750
7,980	Guess, Inc.	128,877
2,764	Haverty Furniture Cos., Inc.^	47,071
2,944	Hibbett Sports, Inc.*	53,581
2,388	J. Jill, Inc.	4,752
1,806	Kirkland’s, Inc.*^	4,082
3,560	Lithia Motors, Inc., Class A	422,856
1,529	Lumber Liquidators Holdings, Inc.*	17,660
3,059	MarineMax, Inc.*	50,290
8,315	Michaels Cos., Inc. (The)*^	72,341
4,597	Monro Muffler Brake, Inc.	392,123
4,397	Murphy U.S.A., Inc.*	369,480
1,671	National Vision Holdings, Inc.*	51,350
42,056	Office Depot, Inc.	86,635
5,416	Party City Holdco, Inc.*	39,699
5,392	Penske Automotive Group, Inc.	255,042
577	Pier 1 Imports, Inc.*^	4,345
1,537	Rent-A-Center, Inc.*	40,930
703	Restoration Hardware, Inc.*	81,267
11,726	RTW Retailwinds, Inc.*	19,934
7,968	Sally Beauty Holdings, Inc.*^	106,293
4,149	Signet Jewelers, Ltd.	74,184
4,975	Sleep Number Corp.*	200,940
4,654	Sonic Automotive, Inc., Class A	108,671
2,363	Sportsman’s Warehouse Holdings, Inc.*	8,932
1,752	Tailored Brands, Inc.^	10,109
289	Tandy Leather Factory, Inc.*	1,590
6,734	The Buckle, Inc.^	116,566
6,893	The Container Store Group, Inc.*	50,457
7,392	The Tile Shop Holdings, Inc.	29,568
2,271	Tilly’s, Inc.	17,328
4,285	Urban Outfitters, Inc.*^	97,484
4,282	Vitamin Shoppe, Inc.*^	16,871
727	Winmark Corp.	125,880
3,700	Zumiez, Inc.*	96,570

		6,103,623

Technology Hardware, Storage & Peripherals (0.5%):
3,723	3D Systems Corp.*	33,879
1,308	Astro-Med, Inc.	33,799
7,288	Avid Technology, Inc.*	66,467

See accompanying notes to the financial statements.

16

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,901	CCUR Holdings, Inc.*	$7,319
1,813	Cray, Inc.*	63,129
4,887	Diebold, Inc.*^	44,765
4,412	Electronics for Imaging, Inc.*	162,847
6,091	NCR Corp.*	189,430
829	Pure Storage, Inc., Class A*	12,659
2,458	Stratasys, Ltd.*	72,191
5,858	Super Micro Computer, Inc.*	113,352
1,590	TransAct Technologies, Inc.	17,903

		817,740

Textiles, Apparel & Luxury Goods (1.2%):
920	Carter’s, Inc.	89,737
8,448	Crocs, Inc.*	166,848
2,291	Culp, Inc.	43,529
3,067	Deckers Outdoor Corp.*	539,699
1,291	Fossil Group, Inc.*^	14,847
6,596	G-III Apparel Group, Ltd.*	194,054
816	Lakeland Industries, Inc.*	9,139
2,340	Oxford Industries, Inc.	177,372
1,515	Rocky Brands, Inc.	41,329
6,949	Sequential Brands Group, Inc.*	3,822
12,261	Steven Madden, Ltd.	416,261
957	Unifi, Inc.*	17,389
1,916	Vera Bradley, Inc.*	22,992
10,479	Wolverine World Wide, Inc.	288,592

		2,025,610

Thrifts & Mortgage Finance (2.6%):
8,516	Axos Financial, Inc.*^	232,061
2,838	BankFinancial Corp.	39,704
15,845	Capitol Federal Financial, Inc.	218,186
280	Citizens Community Bancorp, Inc.	3,035
4,896	Dime Community Bancshares	92,975
1,537	ESSA Bancorp, Inc.	23,439
3,103	Essent Group, Ltd.*	145,810
696	Federal Agricultural Mortgage Corp.	50,571
242	First Capital, Inc.	12,231
1,180	First Defiance Financial Corp.	33,713
6,849	Flagstar Bancorp, Inc.	226,976
659	FS Bancorp, Inc.	34,182
195	Guaranty Federal Bankshares, Inc.	4,534
301	Hingham Institution for Savings	59,601
629	HMN Financial, Inc.*	13,209
973	Home Bancorp, Inc.	37,441
43	Home Federal Bancorp, Inc.	1,430
3,414	HomeStreet, Inc.*	101,191
1,446	HopFed Bancorp, Inc.	27,431
869	IF Bancorp, Inc.	18,171
865	Impac Mortgage Holdings, Inc.*^	2,682
8,131	Kearny Financial Corp.	108,061
390	Kentucky First Federal Bancorp	3,062
955	LendingTree, Inc.*	401,128
940	Malvern Bancorp, Inc.*	20,689
5,312	Meridian Bancorp, Inc.	95,032
3,591	Meta Financial Group, Inc.	100,728
3,964	Mr Cooper Group, Inc.*	31,752
676	MSB Financial Corp.	10,350

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
3,627	NMI Holdings, Inc., Class A*	$102,971
6,978	Northfield Bancorp, Inc.	108,927
10,868	Northwest Bancshares, Inc.	191,385
4,848	Oceanfirst Financial Corp.	120,473
198	Oconee Federal Financial Corp.	4,544
16,927	Ocwen Financial Corp.*	35,039
6,648	Oritani Financial Corp.^	117,936
600	PCSB Financial Corp.	12,150
4,022	PennyMac Financial Services, Inc.	89,208
1,677	Provident Financial Holdings, Inc.	35,200
2,873	Provident Financial Services, Inc.	69,670
1,685	Prudential Bancorp, Inc.	31,880
1,982	Riverview Bancorp, Inc.	16,926
3,025	Security National Financial Corp., Class A*	15,186
671	Severn Bancorp, Inc.	5,831
707	Southern Missouri Bancorp, Inc.	24,625
1,053	Sterling BanCorp, Inc./MI	10,498
1,815	Territorial Bancorp, Inc.	56,084
12,547	TrustCo Bank Corp.	99,372
7,757	United Community Financial Corp.	74,234
6,358	United Financial Bancorp, Inc.	90,156
9,516	Washington Federal, Inc.^	332,393
3,389	Waterstone Financial, Inc.	57,816
4,268	Wawlker & Dunlop, Inc.	227,100
3,601	Western New England BanCorp, Inc.	33,633
6,750	WSFS Financial Corp.	278,774
35	WVS Financial Corp.	613

		4,391,999

Tobacco (0.2%):
1,419	Pyxus International, Inc.*^	21,569
491	Turning Point Brands, Inc.	24,049
975	Universal Corp.	59,251
18,829	Vector Group, Ltd.^	183,582

		288,451

Trading Companies & Distributors (1.5%):
311	AeroCentury Corp.*	2,262
1,597	Air Lease Corp.^	66,020
3,318	Aircastle, Ltd.	70,541
5,198	Applied Industrial Technologies, Inc.	319,832
8,168	Beacon Roofing Supply, Inc.*^	299,929
2,473	BMC Stock Holdings, Inc.*	52,428
1,906	CAI International, Inc.*	47,307
2,504	DXP Enterprises, Inc.*	94,877
1,463	EVI Industries, Inc.	55,989
1,904	GATX Corp.^	150,968
120	GMS, Inc.*	2,640
1,239	H&E Equipment Services, Inc.	36,043
1,116	Herc Holdings, Inc.*	51,146
4,781	Huttig Building Products, Inc.*	12,335
4,012	Kaman Corp., Class A	255,524
373	Lawson Products, Inc.*	13,700
4,569	MRC Global, Inc.*	78,221
4,852	NOW, Inc.*	71,616
2,681	Rush Enterprises, Inc., Class A	97,910
2,017	Systemax, Inc.	44,697
7,847	Textainer Group Holdings, Ltd.*	79,098

See accompanying notes to the financial statements.

17

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
2,765	Titan Machinery, Inc.*	$56,904
577	TransAct Technologies, Inc.*	14,765
5,731	Triton International, Ltd.	187,747
2,679	Univar, Inc.*	59,045
2,676	Veritiv Corp.*	51,968
3,460	WESCO International, Inc.*	175,249

		2,448,761

Transportation Infrastructure (0.1%):
3,917	Macquarie Infrastructure Corp.	158,795

Water Utilities (0.8%):
4,757	American States Water Co.	357,916
502	AquaVenture Holdings, Ltd.*	10,025
1,221	Artesian Resources Corp.	45,385
6,345	California Water Service Group	321,247
1,558	Connecticut Water Service, Inc.	108,624
2,756	Consolidated Water Co., Ltd.	39,301
2,508	Middlesex Water Co.	148,599
669	Pure Cycle Corp.*	7,091
2,763	SJW Corp.	167,908
1,642	York Water Co. (The)	58,652

		1,264,748

Wireless Telecommunication Services (0.5%):
6,783	Boingo Wireless, Inc.*	121,891
7,479	Shenandoah Telecommunications Co.	288,091
2,722	Spok Holdings, Inc.	40,939
9,308	Telephone & Data Systems, Inc.	282,963
1,352	United States Cellular Corp.*	60,394

		794,278

Total Common Stocks (Cost $150,809,054)		167,083,210

Preferred Stocks (0.0%†):
Air Freight & Logistics (0.0%†):
389	Air T Funding, 8.00%	930

Media (0.0%†):
430	GCI Liberty, Inc., Series A, 7.04%	10,685

Total Preferred Stocks (Cost $4,038)		11,615

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Warrant (0.0%†):
Air Freight & Logistics (0.0%†):
2,046	Air T Funding	$143

Total Warrant (Cost $13)		143

Rights (0.0%†):
Chemicals (0.0%†):
4,314	Schulman, Inc. CVR, Expires on 12/31/49*(a)	—

Diversified Financial Services (0.0%†):
6,056	NewStar Financial, Inc. CVR, Expires on 12/31/49*	589

Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	858

Road & Rail (0.0%†):
3,276	Hertz Global Holdings, Inc., Expires on 7/15/19*	6,389

Total Rights (Cost $10,055)		7,836

Securities Held as Collateral for Securities on Loan (8.2%):
$13,671,654	BlackRock Liquidity FedFund, Institutional Class(b)	13,671,654

Total Securities Held as Collateral for Securities on Loan (Cost $13,671,654)		13,671,654

Money Markets (0.2%):
391,776	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	391,776

Total Money Markets (Cost $391,776)		391,776

Total Investment Securities (Cost $164,886,590) — 108.2%(d)		181,166,234
Net other assets (liabilities) — (8.2)%		(13,671,142)

Net Assets — 100.0%		$167,495,092

Percentages indicated are based on net assets as of June 30, 2019.

CVR—Contingency Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $13,481,783.

†	Represents less than 0.05%

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(c)	The rate represents the effective yield at June 30, 2019.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

18

AZL DFA U.S. Small Cap Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$164,886,590

Investment securities, at value(a)	$181,166,234
Cash	4,426
Interest and dividends receivable	116,265
Receivable for investments sold	191,904
Reclaims receivable	462
Prepaid expenses	1,430

Total Assets	181,480,721

Liabilities:
Payable for investments purchased	83,463
Payable for capital shares redeemed	90,613
Payable for collateral received on loaned securities	13,671,654
Manager fees payable	93,281
Administration fees payable	4,539
Distribution fees payable	33,315
Custodian fees payable	1,613
Administrative and compliance services fees payable	344
Transfer agent fees payable	978
Trustee fees payable	221
Other accrued liabilities	5,608

Total Liabilities	13,985,629

Net Assets	$167,495,092

Net Assets Consist of:
Paid in capital	$134,508,409
Total distributable earnings	32,986,683

Net Assets	$167,495,092

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,407,874
Net Asset Value (offering and redemption price per share)	$11.63

(a)	Includes securities on loan of $13,481,783.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$1,237,648
Income from securities lending	53,039
Foreign withholding tax	(338)

Total Investment Income	1,290,349

Expenses:
Manager fees	701,551
Administration fees	37,062
Distribution fees	206,338
Custodian fees	4,855
Administrative and compliance services fees	1,567
Transfer agent fees	2,952
Trustee fees	4,921
Professional fees	4,480
Shareholder reports	973
Other expenses	3,274

Total expenses before reductions	967,973
Less expenses voluntarily waived/reimbursed by the Manager	(123,803)

Net expenses	844,170

Net Investment Income/(Loss)	446,179

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	3,093,368
Change in net unrealized appreciation/depreciation on securities	17,651,120

Net realized and Change in net unrealized gains/losses on investments	20,744,488

Change in Net Assets Resulting From Operations	$21,190,667

See accompanying notes to the financial statements.

19

AZL DFA U.S. Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$446,179	$885,455
Net realized gains/(losses) on investments	3,093,368	12,151,134
Change in unrealized appreciation/depreciation on investments	17,651,120	(33,614,615)

Change in net assets resulting from operations	21,190,667	(20,578,026)

Distributions to Shareholders:
Distributions	—	(10,343,723)

Change in net assets resulting from distributions to shareholders	—	(10,343,723)

Capital Transactions:
Proceeds from shares issued	883,795	2,337,294
Proceeds from dividends reinvested	—	10,343,723
Value of shares redeemed	(4,452,284)	(30,305,676)

Change in net assets resulting from capital transactions	(3,568,489)	(17,624,659)

Change in net assets	17,622,178	(48,546,408)
Net Assets:
Beginning of period	149,872,914	198,419,322

End of period	$167,495,092	$149,872,914

Share Transactions:
Shares issued	79,142	186,349
Dividends reinvested	—	869,951
Shares redeemed	(376,455)	(2,349,735)

Change in shares	(297,313)	(1,293,435)

See accompanying notes to the financial statements.

20

AZL DFA U.S. Small Cap Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.19		$12.40	$11.42	$9.20	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	(b)	0.07	0.07	0.07	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.41		(1.53)	1.16	2.21	(0.83)

Total from Investment Activities	1.44		(1.46)	1.23	2.28	(0.80)

Distributions to Shareholders From:
Net Investment Income	—		(0.07)	(0.07)	(0.04)	—
Net Realized Gains	—		(0.68)	(0.18)	(0.02)	—

Total Dividends	—		(0.75)	(0.25)	(0.06)	—

Net Asset Value, End of Period	$11.63		$10.19	$12.40	$11.42	$9.20

Total Return(c)	14.13	%(d)	(12.64)%	10.87%	24.90%	(8.00	)%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$167,495		$149,873	$198,419	$208,012	$208,531
Net Investment Income/(Loss)(e)	0.54%		0.48%	0.55%	0.56%	0.50%
Expenses Before Reductions(e)(f)	1.17%		1.16%	1.16%	1.14%	1.18%
Expenses Net of Reductions(e)	1.02%		1.01%	1.01%	0.99%	1.03%
Portfolio Turnover Rate	6	%(d)	9%	9%	9%	10	%(d)

(a)	For the period April 27, 2015 (commencement of share class) to December 31, 2015.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

21

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Small Cap Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

22

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $5,214 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $13,481,783 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA”), DFA provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL DFA U.S. Small Cap Fund	0.85%	1.35%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the

23

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $732 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

24

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total

Common Stocks+	$167,083,210	$—	$—	#	$—	$167,083,210
Preferred Stocks	11,615	—	—		—	11,615
Warrants	143	—	—		—	143
Rights	6,389	1,447	—	#	—	7,836
Securities Held as Collateral for Securities on Loan	—	—	—		13,671,654	13,671,654
Money Markets	391,776	—	—		—	391,776

Total Investments	$167,493,133	$1,447	$—		$13,671,654	$181,166,234

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2019.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL DFA U.S. Small Cap Fund	$9,533,982	$12,492,411

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $164,670,634. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$42,210,312
Unrealized (depreciation)	(25,714,712)

Net unrealized appreciation/(depreciation)	$16,495,600

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL DFA U.S. Small Cap Fund	$1,260,088	$9,083,635	$10,343,723

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL DFA U.S. Small Cap Fund	$1,380,982	$11,614,493	$—	$(1,199,459)	$11,796,016

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales, return of capital from underlying investments and other miscellaneous differences.

25

AZL DFA U.S. Small Cap Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership of 60% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

26

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

27

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Enhanced Bond Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 29

Statement of Operations Page 29

Statements of Changes in Net Assets Page 30

Financial Highlights Page 31

Notes to the Financial Statements Page 32

Other Information Page 39

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Enhanced Bond Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Enhanced Bond Index Fund	$1,000.00	$1,058.50	$3.37	0.66%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Enhanced Bond Index Fund	$1,000.00	$1,021.52	$3.31	0.66%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Government Agency Mortgages	34.4%

U.S. Treasury Obligations	27.4

Corporate Bonds	23.6

Yankee Dollars	7.0

Commercial Paper	6.1

Securities Held as Collateral for Securities on Loan	4.4

Asset Backed Securities	3.8

Collateralized Mortgage Obligations	3.5

Municipal Bonds	0.1

Money Markets	0.1

Total Investment Securities	110.4

Net other assets (liabilities)	(10.4)

Net Assets	100.0%

1

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.8%):
$6,930,000	Aebor Realty Collateralized Loan, Class A, Series 2017-FL1, 3.69% (US0001M+130bps), 4/15/27, Callable 11/15/19 @ 100(a)	$6,942,965
2,423,725	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	2,529,181
507,143	AmeriCredit Automobile Receivables Trust, Class A3, Series 2016-4, 1.53%, 7/8/21, Callable 3/8/21 @ 100	506,558
2,220,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51	2,534,441
6,502,830	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30(a)	6,565,219
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,236,750
1,174,000	Citibank Credit Card Issuance Trust, Class A7, Series 18-A7, 3.96%, 10/15/30	1,307,890
4,730,000	Credit Acceptance Auto Loan Trust, Class A, Series 2018-3A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	4,819,327
3,925,000	Ford Credit Auto Owner Trust, Class A3, Series 2019-B, 2.23%, 10/15/23, Callable 11/15/22 @ 100	3,933,670
4,830,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2019-2, 3.06%, 4/15/26	4,963,029
3,830,000	GM Financial Consumer Automobile Receivables Trust, Class A3, Series 2019-1, 2.97%, 11/16/23, Callable 4/16/22 @ 100	3,890,243
3,638,183	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2017-1, 3.50%, 1/25/47, Callable 4/25/34 @ 100(a)(b)	3,714,767
3,400,000	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 3.52% (US0001M+113bps), 5/15/28, Callable 5/15/20 @ 100(a)	3,406,355
461,000	Navient Student Loan Trust, Class A2, Series 18-EA, 4.00%, 12/15/59, Callable 5/15/27 @ 100(a)	489,463
232,018	Navient Student Loan Trust, Class A, Series 2014-CTA, 3.09% (US0001M+70bps), 9/16/24, Callable 7/15/21 @ 100(a)	232,135
1,059,796	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 8/15/30 @ 100(a)	1,091,233
2,550,000	Navient Student Loan Trust, Class A2B, Series 2019-D, 3.43% (US0001M+105bps), 12/15/59, Callable 10/15/32 @ 100(a)	2,528,563
3,770,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-A, 2.95% (US0001M+56bps), 2/15/24	3,783,682
480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21(a)	478,868
2,036,408	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,032,824
343,569	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 6/15/27 @ 100(a)	346,638
1,984,336	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	1,997,873
170,982	SMB Private Education Loan Trust, Class A2A, Series 2016-A, 2.70%, 5/15/31(a)(b)	172,395

Principal Amount		Fair Value
Asset Backed Securities, continued
$3,710,000	SMB Private Education Loan Trust, Class A2A, Series 2018-B, 3.60%, 1/15/37(a)	$3,877,935
1,500,000	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,514,657
900,000	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 3.14% (US0001M+75bps), 10/15/35(a)	899,704
1,674,443	SoFi Professional Loan Program LLC, Class A2, Series 2015-D, 2.72%, 10/27/36, Callable 1/25/24 @ 100(a)	1,694,155
551,378	SoFi Professional Loan Program LLC, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 11/25/22 @ 100(a)	552,960
5,850,000	SoFi Professional Loan Program LLC, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 11/25/26 @ 100(a)	5,946,151
1,170,000	SoFi Professional Loan Program LLC, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 4/15/28 @ 100(a)	1,203,475
2,435,000	Synchrony Credit Card Master Note Trust, Class A, Series 2012-7, 1.76%, 9/15/22	2,429,580
2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,995,105

Total Asset Backed Securities (Cost $79,353,347)		80,617,791

Collateralized Mortgage Obligations (3.5%):
4,840,000	BBCMS Mortgage Trust, Class A, Series 2018-TALL, 3.12% (US0001M+72bps), 3/15/37(a)	4,815,896
1,847,000	Caesars Palace Las Vegas Trust, Class A, Series 2017-VICI, 3.53%, 10/15/34(a)	1,909,724
3,030,000	Citigroup Commercial Mortgage Trust, Class A5, Series 2014-GC21, 3.86%, 5/10/47	3,217,103
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	3,420,245
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	710,802
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48	3,263,836
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,315,460
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 3.32% (US0001M+93bps), 11/15/36(a)	3,872,322
2,760,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	3,014,389
1,580,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2019-C15, 4.05%, 3/15/52	1,735,092
1,402,126	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50% (US0001M+350bps), 1/25/39, Callable 12/1/28 @ 100	1,464,464
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,577,003
1,650,000	InTown Hotel Portfolio Trust, Class A, Series 2018-STAY, 3.09% (US0001M+70bps), 1/15/33(a)	1,642,476
238,048	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	245,540

See accompanying notes to the financial statements.

2

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$5,065,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(a)	$5,167,819
2,665,792	JPMorgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 5/25/30 @ 100(a)(b)	2,708,205
2,896,479	JPMorgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 7/25/30 @ 100(a)(b)	2,932,485
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 3.19% (US0001M+80bps), 5/15/36(a)	2,905,191
684,566	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 4.14% (US0001M+170bps), 11/24/31(a)	688,304
2,600,000	Merrill Lynch Mortgage Trust, Class E, Series 2005-MKB2, 6.53%, 9/12/42(b)	2,632,188
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,365,494
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,581,488
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	1,789,903
1,513,000	Morgan Stanley Capital I Trust, Class A4, Series 2019-H6, 3.42%, 6/15/52	1,583,037
4,160,575	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	4,574,634
1,576,602	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 4/25/38 @ 100	1,615,744
2,989,538	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58, Callable 12/25/46 @ 100	3,093,223
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	127,709
235,762	SMB Private Education Loan Trust, Class A2A, Series 2016-B, 2.43%, 2/17/32(a)(b)	235,355
102,136	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 9/25/25 @ 100(a)	101,873
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 3.17% (US0001M+75bps), 11/11/34(a)	387,991
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(a)	1,486,601
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,290,675
975,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	1,027,962
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,744,038
10,333,898	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.15%, 12/15/59(b)	521,345
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	1,040,148

Total Collateralized Mortgage Obligations (Cost $72,447,135)		72,805,764

Principal Amount		Fair Value
Corporate Bonds (23.6%):
Aerospace & Defense (1.8%):
$1,145,000	BAE Systems Holdings, Inc., 2.85%, 12/15/20, Callable 11/15/20 @ 100(a)	$1,147,842
715,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	743,820
95,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	99,177
350,000	Boeing Co. (The), 3.50%, 3/1/39, Callable 9/1/38 @ 100	350,998
555,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100^	603,837
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100^	135,144
277,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100	290,583
1,809,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,972,141
83,000	Harris Corp., 4.85%, 4/27/35, Callable 10/27/34 @ 100	91,798
290,000	Harris Corp., 5.05%, 4/27/45, Callable 10/27/44 @ 100	337,394
1,057,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(a)	1,096,638
2,700,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	2,740,499
2,050,000	L3 Technologies, Inc., 3.85%, 6/15/23, Callable 5/15/23 @ 100	2,138,488
290,000	L3 Technologies, Inc., 3.95%, 5/28/24, Callable 2/28/24 @ 100	303,219
1,685,000	L3 Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	1,759,052
20,000	L3 Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	21,652
290,000	Lockheed Martin Corp., 3.35%, 9/15/21	297,112
2,389,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/1/24 @ 100	2,458,403
159,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100	164,412
319,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	366,104
80,000	Lockheed Martin Corp., Series B, 6.15%, 9/1/36	107,346
833,000	Lockheed Martin Corp., 4.07%, 12/15/42	917,519
462,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	489,334
4,602,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	4,688,047
1,501,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,537,155
185,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	197,349
280,000	Raytheon Co., 7.20%, 8/15/27	367,707
115,000	Raytheon Co., 7.00%, 11/1/28	150,968
298,000	Raytheon Co., 4.70%, 12/15/41	350,364
250,000	Raytheon Co., 4.20%, 12/15/44, Callable 6/15/44 @ 100	278,339
895,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100	904,261
1,426,000	Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	1,471,432

See accompanying notes to the financial statements.

3

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$8,000	Spirit AeroSystems, Inc., 3.85%, 6/15/26, Callable 3/15/26 @ 100	$7,991
822,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100^	859,453
145,000	The Boeing Co., 3.38%, 6/15/46, Callable 12/15/45 @ 100	134,054
140,000	The Boeing Co., 3.65%, 3/1/47, Callable 9/1/46 @ 100	141,293
130,000	The Boeing Co., 3.83%, 3/1/59, Callable 9/1/58 @ 100	131,729
95,000	United Technolgies Group, 5.70%, 4/15/40	124,425
3,735,000	United Technologies Corp., 3.35%, 8/16/21	3,816,609
1,025,000	United Technologies Corp., 1.95%, 11/1/21, Callable 10/1/21 @ 100	1,015,425
105,000	United Technologies Corp., 6.13%, 7/15/38	139,226
350,000	United Technologies Corp., 4.50%, 6/1/42	394,736
329,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	333,433

		35,676,508

Air Freight & Logistics (0.1%):
1,001,000	FedEx Corp., 3.88%, 8/1/42	940,011
563,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100	575,363
6,000	United Parcel Service, Inc., 2.35%, 5/16/22, Callable 4/16/22 @ 100	6,033
87,000	United Parcel Service, Inc., 2.50%, 4/1/23, Callable 3/1/23 @ 100	87,850
724,000	United Parcel Service, Inc., 3.40%, 3/15/29, Callable 12/15/28 @ 100	762,419
70,000	United Parcel Service, Inc., 4.25%, 3/15/49, Callable 9/15/48 @ 100	76,305

		2,447,981

Airlines (0.3%):
9,715	American Airlines Pass Through Trust, Class B, Series 2014-1, 4.38%, 10/1/22	9,907
1,123,349	American Airlines Pass Through Trust, Class B, Series 2015-2, 4.40%, 3/22/25	1,152,987
335,293	American Airlines Pass Through Trust, Class B, Series 2016-1, 5.25%, 7/15/25	352,289
102,367	American Airlines Pass Through Trust, Class B, Series 2017-1, 4.95%, 8/15/26	106,825
11,277	American Airlines Pass Through Trust, Class B, Series 2016-3, 3.75%, 4/15/27	11,297
224,723	American Airlines Pass Through Trust, Class B, Series 2017-2, 3.70%, 4/15/27	222,736
568,802	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	587,958
237,667	American Airlines Pass Through Trust, Class AA, Series 2016-2, 3.20%, 12/15/29	239,763
478,089	American Airlines Pass Through Trust, Class AA, Series 2016-3, 3.00%, 4/15/30	476,408
195,300	American Airlines Pass Through Trust, Class AA, Series 2017-1, 3.65%, 8/15/30	202,591
342,408	American Airlines Pass Through Trust, Class AA, Series 2017-2, 3.35%, 4/15/31	344,917

Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$505,000	Delta Airlines Pass Through Trust, Class AA, Series AA, 3.20%, 10/25/25	$521,464
115,000	Delta Airlines, Inc., 3.63%, 3/15/22, Callable 2/15/22 @ 100	116,970
396,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	397,862
12,693	United Airlines Pass Through Trust, Class B, Series 2014-1, 4.75%, 10/11/23	13,077
67,926	United Airlines Pass Through Trust, Class B, Series 2014-2, 4.63%, 3/3/24	69,920
8,715	United Airlines Pass Through Trust, Class B, Series 2016-2, 3.65%, 4/7/27	8,744
45,718	United Airlines Pass Through Trust, Class B, Series 2016-1, 3.65%, 7/7/27	45,856
357,608	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	370,492
12,824	United Airlines Pass Through Trust, Class AA, Series 2015-1, 3.45%, 6/1/29	13,168
53,409	United Airlines Pass Through Trust, Class AA, Series AA, 3.10%, 1/7/30	53,726
207,159	United Airlines Pass Through Trust, Class AA, Series AA, 2.88%, 4/7/30	205,352
245,648	United Airlines Pass Through Trust, Class AA, Series 2018-1, 3.50%, 9/1/31	250,992
420,000	United Airlines Pass Through Trust, Class AA, Series AA, 4.15%, 2/25/33	448,868
20,950	US Airways Pass Through Trust, Class B, Series 2012-2, 6.75%, 12/3/22	22,139
67,093	US Airways Pass Through Trust, Class B, Series 2013-1, 5.38%, 5/15/23	69,799

		6,316,107

Auto Components (0.1%):
50,000	Delphi Corp., 4.15%, 3/15/24, Callable 12/15/23 @ 100	52,439
1,216,000	ZF North America Capital, Inc., 4.50%, 4/29/22^(a)	1,232,720

		1,285,159

Automobiles (0.3%):
2,575,000	Daimler Finance North America LLC, 2.70%, 8/3/20^(a)	2,575,774
335,000	Daimler Finance North America LLC, 3.75%, 11/5/21(a)	343,326
260,000	General Motors Co., 4.00%, 4/1/25	263,770
1,400,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21(a)	1,411,145
1,390,000	Volkswagen Group of America Finance LLC, 2.40%, 5/22/20(a)	1,388,949

		5,982,964

Banks (3.3%):
2,051,000	Bank of America Corp., Series G, 2.63%, 4/19/21	2,064,061
7,430,000	Bank of America Corp., Series G, 2.37% (US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100	7,421,434
5,395,000	Bank of America Corp., 3.55% (US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100	5,586,448
625,000	Bank of America Corp., 3.86% (US0003M+94bps), 7/23/24, Callable 7/23/23 @ 100	655,891

See accompanying notes to the financial statements.

4

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$492,000	Bank of America Corp., 4.20%, 8/26/24	$521,896
3,425,000	Bank of America Corp., 3.46% (US0003M+97bps), 3/15/25, Callable 3/15/24 @ 100, MTN	3,550,019
211,000	Bank of America Corp., 3.37% (US0003M+81bps), 1/23/26, Callable 1/23/25 @ 100	217,435
1,223,000	Bank of America Corp., Series G, 4.45%, 3/3/26	1,317,575
611,000	Bank of America Corp., Series G, 3.50%, 4/19/26	638,914
170,000	Bank of America Corp., 4.25%, 10/22/26	181,540
820,000	Bank of America Corp., 3.56% (US0003M+106bps), 4/23/27, Callable 4/23/26 @ 100, MTN	852,953
2,591,000	Bank of America Corp., 3.82% (US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	2,737,829
2,425,000	Bank of America Corp., 3.70% (US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100	2,539,407
139,000	Bank of America Corp., Series G, 3.59% (US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	144,553
475,000	Bank of America Corp., 3.42% (US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100	487,639
178,000	Bank of America Corp., 3.97%, 3/5/29, Callable 3/5/28 @ 100, MTN	190,192
20,000	Bank of America Corp., 4.24% (US0003M+181bps), 4/24/38, Callable 4/24/37 @ 100	21,764
685,000	Bank of America Corp., 5.87%, 12/31/99, Callable 3/15/28 @ 100^	713,256
1,100,000	Citibank NA, Series B, 2.10%, 6/12/20, Callable 5/12/20 @ 100	1,098,720
1,030,000	Citigroup, Inc., 2.65%, 10/26/20	1,033,836
4,000	Citigroup, Inc., 2.75%, 4/25/22, Callable 3/25/22 @ 100	4,040
265,000	Citigroup, Inc., 2.88% (US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100^	268,223
630,000	Citigroup, Inc., 4.40%, 6/10/25	672,979
225,000	Citigroup, Inc., 3.89% (US0003M+156bps), 1/10/28, Callable 1/10/27 @ 100	237,326
195,000	Citigroup, Inc., 3.52% (US0003M), 10/27/28, Callable 10/27/27 @ 100	200,594
965,000	Citizens Bank NA, 2.20%, 5/26/20, Callable 4/26/20 @ 100	963,920
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	250,623
38,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100^	37,912
435,000	HSBC USA, Inc., 5.00%, 9/27/20	447,669
470,000	Huntington National Bank (The), 2.40%, 4/1/20, Callable 3/1/20 @ 100	469,723
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100	20,081
20,000	JPMorgan Chase & Co., 4.63%, 5/10/21	20,819
1,694,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	1,691,491
17,000	JPMorgan Chase & Co., 3.25%, 9/23/22	17,457
3,784,000	JPMorgan Chase & Co., 2.78% (US0003M+94bps), 4/25/23, Callable 4/25/22 @ 100	3,819,327
3,334,000	JPMorgan Chase & Co., 3.56% (US0003M+73bps), 4/23/24, Callable 4/23/23 @ 100^	3,460,795

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$446,000	JPMorgan Chase & Co., 3.22% (US0003M+116bps), 3/1/25, Callable 3/1/24 @ 100	$458,369
4,744,000	JPMorgan Chase & Co., 3.78% (US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	5,013,977
1,976,000	JPMorgan Chase & Co., 3.54% (US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	2,056,775
1,120,000	JPMorgan Chase & Co., 3.51% (US0003M+95bps), 1/23/29, Callable 1/23/28 @ 100	1,161,170
285,000	JPMorgan Chase & Co., 4.20% (US0003M+126bps), 7/23/29, Callable 7/23/28 @ 100	311,473
32,000	JPMorgan Chase & Co., 4.45% (US0003M+133bps), 12/5/29, Callable 12/5/28 @ 100	35,585
1,575,000	JPMorgan Chase & Co., 3.70%, 5/6/30, Callable 5/6/29 @ 100^	1,657,628
250,000	KeyBank NA, Series B, 3.35%, 6/15/21	255,157
500,000	KeyBank NA, Series B, 2.40%, 6/9/22^	501,882
200,000	KeyCorp, 2.90%, 9/15/20	201,146
427,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	429,293
628,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	631,627
2,539,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	2,667,649
555,000	Wells Fargo & Co., 3.00%, 2/19/25	561,379
1,020,000	Wells Fargo & Co., 3.00%, 4/22/26	1,031,389
1,206,000	Wells Fargo & Co., 3.00%, 10/23/26	1,214,565
195,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27	210,245
965,000	Wells Fargo & Co., 3.58% (US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	1,008,053
3,430,000	Wells Fargo Bank NA, 2.60%, 1/15/21	3,444,509
330,000	Zions Bancorp NA, 3.50%, 8/27/21	336,833

		67,747,045

Beverages (0.4%):
4,260,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	4,653,320
700,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	773,748
85,000	Anheuser-Busch InBev NV, 3.75%, 7/15/42	81,126
410,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29, Callable 10/23/28 @ 100	463,357
27,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, 1/15/42	29,927
418,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	445,868
20,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21	20,390
1,200,000	PepsiCo, Inc., 3.50%, 7/17/25, Callable 4/17/25 @ 100	1,274,957
930,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/6/26 @ 100	925,618

See accompanying notes to the financial statements.

5

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$65,000	PepsiCo, Inc., 4.45%, 4/14/46, Callable 10/14/45 @ 100	$77,458
245,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/6/46 @ 100	252,833

		8,998,602

Biotechnology (0.4%):
694,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100	692,064
649,000	AbbVie, Inc., 3.38%, 11/14/21	662,022
1,758,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	1,798,938
32,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	32,597
55,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	53,724
500,000	Amgen, Inc., 1.85%, 8/19/21, Callable 7/19/21 @ 100	494,788
447,000	Amgen, Inc., 2.25%, 8/19/23, Callable 6/19/23 @ 100	444,272
300,000	Amgen, Inc., 2.60%, 8/19/26, Callable 5/19/26 @ 100	294,464
94,000	Amgen, Inc., 5.65%, 6/15/42, Callable 12/15/41 @ 100	114,978
350,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	371,362
178,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	192,336
304,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	330,135
90,000	Celgene Corp., 3.95%, 10/15/20	91,762
420,000	Celgene Corp., 3.25%, 8/15/22	431,869
25,000	Celgene Corp., 3.55%, 8/15/22	25,888
512,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100	547,954
220,000	Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	233,728
215,000	Gilead Sciences, Inc., 3.50%, 2/1/25, Callable 11/1/24 @ 100	225,339
365,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	386,297
335,000	Gilead Sciences, Inc., 4.00%, 9/1/36, Callable 3/1/36 @ 100	351,205
463,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	525,847
325,000	Gilead Sciences, Inc., 4.50%, 2/1/45, Callable 8/1/44 @ 100	356,363

		8,657,932

Capital Markets (1.5%):
1,710,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	1,728,901
300,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 2/4/26 @ 100	302,548
665,000	Bank of New York Mellon Corp. (The), 3.44% (US0003M+107bps), 2/7/28, Callable 2/7/27 @ 100, MTN	690,980

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$950,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100	$944,063
265,000	Charles Schwab Corp. (The), 3.20%, 1/25/28, Callable 10/25/27 @ 100	273,615
1,435,000	Charles Schwab Corp. (The), Series E, 4.62% (US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100^	1,435,000
160,000	CME Group, Inc., 3.75%, 6/15/28, Callable 3/15/28 @ 100^	174,308
8,000	Goldman Sachs Group, Inc., 5.25%, 7/27/21	8,451
30,000	Goldman Sachs Group, Inc., 5.75%, 1/24/22	32,312
1,700,000	Goldman Sachs Group, Inc., 3.00%, 4/26/22, Callable 4/26/21 @ 100	1,714,962
355,000	Goldman Sachs Group, Inc., 3.36% (US0003M+78bps), 10/31/22, Callable 10/31/21 @ 100	355,208
22,000	Goldman Sachs Group, Inc., 2.90% (US0003M+99bps), 7/24/23, Callable 7/24/22 @ 100	22,203
1,501,000	Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	1,546,778
23,000	Goldman Sachs Group, Inc., 3.75%, 5/22/25, Callable 2/22/25 @ 100	24,034
340,000	Goldman Sachs Group, Inc., 3.75%, 2/25/26, Callable 11/25/25 @ 100	354,622
425,000	Goldman Sachs Group, Inc., 3.69% (US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100	419,889
1,705,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100	1,745,744
106,000	Goldman Sachs Group, Inc., 5.95%, 1/15/27	123,769
669,000	Goldman Sachs Group, Inc., 3.85%, 1/26/27, Callable 1/26/26 @ 100	698,236
149,000	Goldman Sachs Group, Inc., 3.69% (US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	153,463
125,000	Intercontinental Exchange, Inc., 3.75%, 9/21/28, Callable 6/21/28 @ 100	134,885
675,000	Intercontinental Exchange, Inc., 4.25%, 9/21/48, Callable 3/21/48 @ 100	751,471
425,000	Moody’s Corp., 4.25%, 2/1/29, Callable 11/1/28 @ 100	462,457
412,000	Morgan Stanley, 5.75%, 1/25/21	432,762
27,000	Morgan Stanley, Series G, 5.50%, 7/28/21	28,661
444,000	Morgan Stanley, 2.63%, 11/17/21	446,855
402,000	Morgan Stanley, 2.75%, 5/19/22	406,006
1,555,000	Morgan Stanley, 3.75%, 2/25/23	1,623,352
1,151,000	Morgan Stanley, Series G, 3.70%, 10/23/24, MTN	1,213,266
3,058,000	Morgan Stanley, Series G, 3.88%, 1/27/26	3,248,304
2,880,000	Morgan Stanley, 3.13%, 7/27/26, MTN	2,925,516
3,013,000	Morgan Stanley, 3.63%, 1/20/27	3,149,256
2,040,000	Morgan Stanley, 3.77% (US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100	2,142,794
130,000	Morgan Stanley, 4.38%, 1/22/47	144,761

See accompanying notes to the financial statements.

6

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$666,000	State Street Corp., Series F, 5.25% (US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100	$674,325
1,510,000	State Street Corp., Series H, 5.62% (US0003M+254bps), 12/31/99, Callable 12/15/23 @ 100	1,530,763

		32,064,520

Chemicals (0.3%):
70,000	Dow Chemical Co. (The), 3.00%, 11/15/22, Callable 8/15/22 @ 100	70,947
190,000	Dow Chemical Co. (The), 4.55%, 11/30/25, Callable 9/30/25 @ 100(a)	206,994
229,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	230,859
372,000	Dow Chemical Co. (The), 4.63%, 10/1/44, Callable 4/1/44 @ 100	386,652
1,770,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	1,959,312
1,085,000	DowDuPont, Inc., 5.42%, 11/15/48, Callable 5/15/48 @ 100^	1,318,270
130,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	130,042
265,000	Eastman Chemical Co., 3.50%, 12/1/21	271,176
340,000	Eastman Chemical Co., 3.80%, 3/15/25, Callable 12/15/24 @ 100	354,211
2,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/1/26 @ 100	2,016
45,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	47,942
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	221,752
21,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47, Callable 12/1/46 @ 100	22,389
875,000	The Dow Chemical Co., 3.15%, 5/15/24, Callable 4/15/24 @ 100(a)	892,051
845,000	The Dow Chemical Co., 3.63%, 5/15/26, Callable 3/15/26 @ 100(a)	872,714
300,000	The Sherwin-Williams Co., 4.00%, 12/15/42, Callable 6/15/42 @ 100	290,390
45,000	The Sherwin-Williams Co., 4.55%, 8/1/45, Callable 2/1/45 @ 100	46,879

		7,324,596

Commercial Services & Supplies (0.2%):
32,000	Republic Services, Inc., 3.55%, 6/1/22, Callable 3/1/22 @ 100	32,837
90,000	Republic Services, Inc., 4.75%, 5/15/23, Callable 2/15/23 @ 100^	96,882
45,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	45,285
190,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100	197,278
1,310,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100	1,418,793
315,000	Waste Management, Inc., 3.13%, 3/1/25, Callable 12/1/24 @ 100	325,569

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$170,000	Waste Management, Inc., 3.20%, 6/15/26, Callable 4/15/26 @ 100^	$176,572
170,000	Waste Management, Inc., 3.45%, 6/15/29, Callable 3/15/29 @ 100	178,341
555,000	Waste Management, Inc., 4.00%, 7/15/39, Callable 1/15/39 @ 100	594,144
830,000	Waste Management, Inc., 4.15%, 7/15/49, Callable 1/15/49 @ 100	902,969

		3,968,670

Communications Equipment (0.0%†):
50,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100	53,144
224,000	Motorola Solutions, Inc., 4.00%, 9/1/24	232,730

		285,874

Consumer Finance (1.1%):
320,000	American Express Co., 3.40%, 2/27/23, Callable 1/27/23 @ 100	331,322
300,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	315,110
315,000	American Express Co., 3.40%, 2/22/24, Callable 1/22/24 @ 100	327,734
3,000	American Honda Finance Corp., 2.60%, 11/16/22, MTN	3,029
485,000	American Honda Finance Corp., 2.90%, 2/16/24, MTN	493,937
270,000	Ford Motor Credit Co. LLC, 3.16%, 8/4/20	271,037
203,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	203,902
1,085,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21	1,100,164
1,550,000	Ford Motor Credit Co. LLC, 3.10%, 5/4/23	1,523,166
900,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	963,758
810,000	Ford Motor Credit Co. LLC, 4.39%, 1/8/26	811,266
2,269,000	General Motors Financial Co., Inc., 3.20%, 7/13/20, Callable 6/13/20 @ 100	2,279,992
1,740,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	1,734,063
846,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	872,870
635,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	643,122
1,752,000	General Motors Financial Co., Inc., 3.95%, 4/13/24, Callable 2/13/24 @ 100	1,787,891
85,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	86,238
35,000	General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	35,555
2,060,000	Hyundai Capital America, 1.75%, 9/27/19(a)	2,055,250
945,000	Hyundai Capital America, 2.55%, 4/3/20(a)	943,395
588,000	Hyundai Capital America, 3.00%, 10/30/20(a)	590,496
1,420,000	Hyundai Capital America, 3.95%, 2/1/22(a)	1,458,755
922,000	Synchrony Financial, 3.00%, 8/15/19, Callable 8/5/19 @ 100	922,090
2,250,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	2,250,936
825,000	Toyota Motor Credit Corp., 2.63%, 1/10/23, MTN	835,350
634,000	Toyota Motor Credit Corp., 3.20%, 1/11/27, MTN	658,872

		23,499,300

See accompanying notes to the financial statements.

7

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging (0.0%†):
$615,000	International Paper Co., 4.35%, 8/15/48, Callable 2/15/48 @ 100	$600,232

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	170,016
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	460,974
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100	113,870
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	570,579

		1,315,439

Diversified Financial Services (0.1%):
886,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	922,540
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	98,323
1,095,000	BP Capital Markets America, Inc., 3.41%, 2/11/26, Callable 12/11/25 @ 100	1,150,545
120,000	BP Capital Markets America, Inc., 3.12%, 5/4/26, Callable 2/4/26 @ 100	122,515
545,000	BP Capital Markets America, Inc., 4.23%, 11/6/28, Callable 8/6/28 @ 100	603,946
29,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21, Callable 5/15/21 @ 100(a)	29,873

		2,927,742

Diversified Telecommunication Services (1.1%):
675,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100	679,322
5,000	AT&T, Inc., 4.45%, 5/15/21	5,189
2,000,000	AT&T, Inc., 2.83%, 11/27/22(a)(c)	1,821,552
51,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100	52,376
360,000	AT&T, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100	374,000
728,000	AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100	779,053
25,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	26,412
119,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	127,834
2,711,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	2,901,901
290,000	AT&T, Inc., 8.75%, 11/15/31	402,539
851,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	890,765
800,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100	897,965
277,000	AT&T, Inc., 4.90%, 8/15/37, Callable 2/14/37 @ 100	299,350
170,000	AT&T, Inc., 4.85%, 3/1/39, Callable 9/1/38 @ 100	181,932
25,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	24,722
416,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	438,687
1,771,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	1,769,247
20,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	21,108

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$125,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	$138,206
8,000	AT&T, Inc., 5.15%, 2/15/50, Callable 8/14/49 @ 100	8,850
2,964,000	Verizon Communications, Inc., 4.13%, 3/16/27	3,221,560
2,855,000	Verizon Communications, Inc., 4.50%, 8/10/33	3,204,503
3,822,000	Verizon Communications, Inc., 4.27%, 1/15/36	4,126,872
20,000	Verizon Communications, Inc., 4.67%, 3/15/55	22,682

		22,416,627

Electric Utilities (2.2%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	430,897
290,000	AEP Texas, Inc., 3.95%, 6/1/28, Callable 3/1/28 @ 100	311,264
605,000	AEP Texas, Inc., Series G, 4.15%, 5/1/49, Callable 11/1/48 @ 100	645,234
790,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	791,869
750,000	AEP Transmission Co. LLC, 4.25%, 9/15/48, Callable 3/15/48 @ 100	826,615
168,000	Alabama Power Co., Series 2011-C, 5.20%, 6/1/41	198,152
320,000	Alabama Power Co., 3.85%, 12/1/42	331,738
640,000	Alabama Power Co., 4.15%, 8/15/44, Callable 2/15/44 @ 100	691,619
225,000	Alabama Power Co., 3.75%, 3/1/45, Callable 9/1/44 @ 100	230,756
480,000	Alabama Power Co., Series A, 4.30%, 7/15/48, Callable 1/15/48 @ 100	536,836
680,000	Alliant Energy Finance, 3.75%, 6/15/23, Callable 5/15/23 @ 100(a)	705,646
500,000	Baltimore Gas & Electric Co., 2.80%, 8/15/22, Callable 5/15/22 @ 100	505,783
35,000	Baltimore Gas & Electric Co., 2.40%, 8/15/26, Callable 5/15/26 @ 100	34,149
505,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	491,481
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	913,126
110,000	Baltimore Gas & Electric Co., 4.25%, 9/15/48, Callable 3/15/48 @ 100	122,079
85,000	Commonwealth Edison Co., 4.60%, 8/15/43, Callable 2/15/43 @ 100	97,929
720,000	Dayton Power & Light Co. (The), 3.95%, 6/15/49, Callable 12/15/48 @ 100(a)	737,075
704,000	DTE Electric Co., 3.65%, 3/15/24, Callable 12/15/23 @ 100	742,168
600,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	627,095
310,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	342,837
185,000	Duke Energy Carolinas LLC, 3.95%, 11/15/28, Callable 8/15/28 @ 100	202,392
353,000	Duke Energy Carolinas LLC, 4.25%, 12/15/41, Callable 6/15/41 @ 100	387,189
465,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	493,413

See accompanying notes to the financial statements.

8

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$564,000	Duke Energy Corp., 1.80%, 9/1/21, Callable 8/1/21 @ 100	$557,388
459,000	Duke Energy Florida LLC, 3.20%, 1/15/27, Callable 10/15/26 @ 100	473,773
79,000	Duke Energy Florida LLC, 3.80%, 7/15/28, Callable 4/15/28 @ 100	84,754
470,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	458,036
995,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46, Callable 12/15/45 @ 100	1,017,906
255,000	Duke Energy Progress LLC, 3.00%, 9/15/21, Callable 6/15/21 @ 100	259,169
49,000	Duke Energy Progress LLC, 3.25%, 8/15/25, Callable 5/15/25 @ 100	50,886
220,000	Duke Energy Progress LLC, 5.70%, 4/1/35	268,994
775,000	Duke Energy Progress LLC, 4.10%, 3/15/43, Callable 9/15/42 @ 100	829,172
678,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	743,288
37,000	Duke Energy Progress LLC, 3.60%, 9/15/47, Callable 3/15/47 @ 100	36,893
205,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	219,669
41,000	Entergy Gulf States Louisiana LLC, 5.59%, 10/1/24	47,016
220,000	Entergy Louisiana LLC, 5.40%, 11/1/24	252,109
6,000	Entergy Louisiana LLC, 2.40%, 10/1/26, Callable 7/1/26 @ 100	5,851
850,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	933,855
80,000	Entergy Louisiana LLC, 4.20%, 9/1/48, Callable 3/1/48 @ 100	88,063
235,000	Entergy Louisiana LLC, 4.20%, 4/1/50, Callable 10/1/49 @ 100	260,782
419,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	425,112
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	135,524
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	14,991
163,000	Exelon Corp., 5.63%, 6/15/35	197,109
272,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	304,087
329,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	352,757
340,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	406,078
840,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	918,921
4,815,000	Florida Power & Light Co., 2.97% (US0003M+40bps), 5/6/22, Callable 11/6/19 @ 100	4,815,443
450,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/1/25 @ 100	471,103
110,000	Florida Power & Light Co., 5.69%, 3/1/40	142,805
90,000	Florida Power & Light Co., 5.25%, 2/1/41, Callable 8/1/40 @ 100	112,673

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$129,000	Florida Power & Light Co., 4.13%, 2/1/42, Callable 8/1/41 @ 100	$142,658
460,000	Florida Power & Light Co., 4.05%, 6/1/42, Callable 12/1/41 @ 100	501,442
170,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100	179,617
340,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	351,781
155,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	169,739
120,000	Florida Power & Light Co., 4.13%, 6/1/48, Callable 12/1/47 @ 100	134,595
568,000	Georgia Power Co., 2.00%, 3/30/20	565,806
120,000	Indiana Michigan Power Co., 3.85%, 5/15/28, Callable 2/15/28 @ 100	128,199
120,000	Indiana Michigan Power Co., 4.25%, 8/15/48, Callable 2/15/48 @ 100	132,240
150,000	ITC Holdings Corp., 3.25%, 6/30/26, Callable 3/30/26 @ 100	151,500
125,000	Kansas City Power & Light Co., Series 2019, 4.13%, 4/1/49, Callable 10/1/48 @ 100	136,043
613,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	628,601
170,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	183,527
223,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	237,943
320,000	Northern States Power Co., 3.60%, 5/15/46, Callable 11/15/45 @ 100	325,743
660,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100	672,189
135,000	Northern States Power Co., 4.20%, 9/1/48, Callable 3/1/48 @ 100	146,057
330,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	340,433
275,000	Ohio Power Co., Series G, 6.60%, 2/15/33	372,086
120,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47 @ 100	130,931
295,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	317,269
75,000	Oklahoma Gas & Electric Co., 3.30%, 3/15/30, Callable 9/15/29 @ 100	76,154
25,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	28,604
1,365,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100(a)	1,466,766
460,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	494,688
445,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	469,940
64,000	PacifiCorp., 3.60%, 4/1/24, Callable 1/1/24 @ 100	67,099
620,000	PacifiCorp., 5.75%, 4/1/37	790,236
170,000	PacifiCorp., 6.35%, 7/15/38	228,183
199,000	PacifiCorp., 6.00%, 1/15/39	260,083
350,000	PacifiCorp., 4.13%, 1/15/49, Callable 7/15/48 @ 100	384,848
75,000	PacifiCorp., 4.15%, 2/15/50, Callable 8/15/49 @ 100	82,966

See accompanying notes to the financial statements.

9

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$465,000	PECO Energy Co., 3.90%, 3/1/48, Callable 9/1/47 @ 100	$495,299
480,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	514,634
240,000	Public Service Electric & Gas Co., 3.85%, 5/1/49, Callable 11/1/48 @ 100, MTN	257,030
490,000	Southwestern Electric Power Co., Series M, 4.10%, 9/15/28, Callable 6/15/28 @ 100	528,140
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	623,438
560,000	Tampa Electric Co., 2.60%, 9/15/22, Callable 6/15/22 @ 100	561,688
440,000	Tampa Electric Co., 4.35%, 5/15/44, Callable 11/15/43 @ 100	475,265
345,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	374,724
585,000	Union Electric Co., 3.50%, 3/15/29, Callable 12/15/28 @ 100	618,024
510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	526,184
235,000	Virginia Electric & Power Co., Series C, 2.75%, 3/15/23, Callable 12/15/22 @ 100	238,270
981,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	1,011,078
68,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100	69,032
330,000	Virginia Electric & Power Co., Series A, 3.80%, 4/1/28, Callable 1/1/28 @ 100	352,724
355,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	456,897
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	33,521
1,250,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	1,313,358
255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100	268,255

		45,297,076

Electrical Equipment (0.0%†):
295,000	Eaton Corp., 2.75%, 11/2/22	298,446

Electronic Equipment, Instruments & Components (0.0%†):
40,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100	42,222
125,000	Corning, Inc., 3.70%, 11/15/23, Callable 8/15/23 @ 100	129,873
240,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	235,509

		407,604

Energy Equipment & Services (0.0%†):
75,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	78,646

Entertainment (0.3%):
1,347,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	1,363,101
1,591,000	Activision Blizzard, Inc., 3.40%, 6/15/27, Callable 3/15/27 @ 100	1,595,971
935,000	Electronic Arts, Inc., 4.80%, 3/1/26, Callable 12/1/25 @ 100	1,039,193

Principal Amount		Fair Value
Corporate Bonds, continued
Entertainment, continued
$445,000	Viacom, Inc., 5.25%, 4/1/44, Callable 10/1/43 @ 100	$483,130
10,000	Walt Disney Co. (The), 3.00%, 2/13/26^	10,429
220,000	Walt Disney Co. (The), 6.20%, 12/15/34(a)	296,493
770,000	Walt Disney Co. (The), 6.40%, 12/15/35(a)	1,055,437
415,000	Walt Disney Co. (The), 6.15%, 3/1/37(a)	563,267
42,000	Walt Disney Co. (The), 6.65%, 11/15/37(a)	60,161
24,000	Walt Disney Co. (The), 6.15%, 2/15/41(a)	33,378
465,000	Walt Disney Co. (The), 5.40%, 10/1/43(a)	606,024

		7,106,584

Equity Real Estate Investment Trusts (0.2%):
645,000	American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	673,262
33,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100	33,450
37,000	Crown Castle International Corp., 4.88%, 4/15/22	39,251
650,000	Crown Castle International Corp., 5.25%, 1/15/23	705,843
65,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	67,256
41,000	Crown Castle International Corp., 4.00%, 3/1/27, Callable 12/1/26 @ 100	42,958
60,000	Crown Castle International Corp., 4.75%, 5/15/47, Callable 11/15/46 @ 100^	64,702
75,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	85,315
1,819,000	GLP Capital LP, 4.88%, 11/1/20, Callable 8/1/20 @ 100	1,850,833
410,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	412,756

		3,975,626

Food & Staples Retailing (0.3%):
970,000	Sysco Corp., 3.55%, 3/15/25, Callable 1/15/25 @ 100	1,011,505
255,000	Walgreen Co., 4.40%, 9/15/42	241,020
487,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100^	491,799
770,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	773,804
65,000	Wal-Mart Stores, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	69,377
2,422,000	Wal-Mart Stores, Inc., 3.25%, 7/8/29, Callable 4/8/29 @ 100	2,553,738
520,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100^	577,341
189,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100	218,841

		5,937,425

Food Products (0.0%†):
230,000	Conagra Brands, Inc., 3.80%, 10/22/21	236,381
105,000	Tyson Foods, Inc., 3.90%, 9/28/23, Callable 8/28/23 @ 100	110,585
275,000	Tyson Foods, Inc., 5.15%, 8/15/44, Callable 2/15/44 @ 100	302,683
40,000	Tyson Foods, Inc., 4.55%, 6/2/47, Callable 12/2/46 @ 100	41,790

See accompanying notes to the financial statements.

10

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$110,000	Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	$124,113

		815,552

Gas Utilities (0.0%†):
265,000	Atmos Energy Corp., 4.13%, 3/15/49, Callable 9/15/48 @ 100	290,431
105,000	ONE Gas, Inc., 4.66%, 2/1/44, Callable 8/1/43 @ 100	121,958
200,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	208,866

		621,255

Health Care Equipment & Supplies (0.2%):
902,000	Abbott Laboratories, 3.40%, 11/30/23, Callable 9/30/23 @ 100	939,876
1,018,000	Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100^	1,045,735
389,000	Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100	419,412
166,000	Abbott Laboratories, 4.75%, 4/15/43, Callable 10/15/42 @ 100	188,104
1,070,000	Baxter International, Inc., 1.70%, 8/15/21, Callable 7/15/21 @ 100	1,056,381
109,000	Becton Dickinson & Co., 2.68%, 12/15/19	109,038
55,000	Becton Dickinson And Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	57,355
10,000	Medtronic, Inc., 3.13%, 3/15/22, Callable 12/15/21 @ 100	10,256
245,000	Medtronic, Inc., 3.63%, 3/15/24, Callable 12/15/23 @ 100	259,681
970,000	Medtronic, Inc., 4.38%, 3/15/35	1,114,791

		5,200,629

Health Care Providers & Services (0.8%):
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	358,131
25,000	Anthem, Inc., 4.65%, 1/15/43	27,277
610,000	Cigna Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	619,575
705,000	CVS Health Corp., 3.35%, 3/9/21^	714,932
2,805,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	2,895,803
2,465,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	2,590,957
785,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	836,938
63,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)	65,552
630,000	HCA, Inc., 4.75%, 5/1/23	673,313
1,002,000	HCA, Inc., 5.00%, 3/15/24	1,089,675
1,795,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	1,981,231
20,000	HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	21,250
420,000	HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	432,600
650,000	UnitedHealth Group, Inc., 3.70%, 12/15/25	692,752
784,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	802,869
1,478,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,753,521

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$185,000	UnitedHealth Group, Inc., 4.45%, 12/15/48, Callable 6/15/48 @ 100	$212,702
111,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	115,076

		15,884,154

Hotels, Restaurants & Leisure (0.2%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,061
545,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100, MTN	580,261
70,000	McDonald’s Corp., 6.30%, 3/1/38	90,849
120,000	McDonald’s Corp., 3.70%, 2/15/42, MTN	116,653
886,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	1,020,500
892,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100, MTN	971,147
410,000	Starbucks Corp., 3.80%, 8/15/25, Callable 6/15/25 @ 100	437,614
95,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100	92,950
120,000	Starbucks Corp., 4.50%, 11/15/48, Callable 5/15/48 @ 100	130,729
120,000	Starbucks Corp., 4.45%, 8/15/49, Callable 2/15/49 @ 100	131,405

		3,582,169

Household Products (0.0%†):
330,000	Clorox Co. (The), 3.90%, 5/15/28, Callable 2/15/28 @ 100^	356,955

Independent Power and Renewable Electricity Producers (0.0%†):
80,000	NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/15/24 @ 100(a)	82,158
275,000	NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)	286,000

		368,158

Industrial Conglomerates (0.2%):
540,000	3M Co., 3.00%, 8/7/25, MTN	556,079
266,000	3M Co., 2.88%, 10/15/27, Callable 7/15/27 @ 100, MTN	271,135
540,000	3M Co., 3.38%, 3/1/29, Callable 12/1/28 @ 100, MTN	569,001
210,000	General Electric Capital corp., 5.55%, 1/5/26, MTN	232,657
565,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN^	579,316
285,000	General Electric Capital Corp., Series A, 6.75%, 3/15/32, MTN	350,926
492,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	557,326
164,000	Georgia-Pacific LLC, 5.40%, 11/1/20(a)	170,593
664,000	Georgia-Pacific LLC, 3.73%, 7/15/23, Callable 4/15/23 @ 100(a)	694,540
684,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	717,478

		4,699,051

See accompanying notes to the financial statements.

11

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance (0.4%):
$325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	$341,294
379,000	ACE INA Holdings, Inc., 4.15%, 3/13/43^	423,908
910,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	1,001,252
155,000	Brighthouse Financial, Inc., 4.70%, 6/22/47, Callable 12/22/46 @ 100	129,002
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	424,652
2,420,000	Marsh & McLennan Cos., Inc., 3.50%, 6/3/24, Callable 3/3/24 @ 100	2,513,668
175,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	192,493
610,000	Marsh & McLennan Cos., Inc., 4.35%, 1/30/47, Callable 7/30/46 @ 100	660,247
420,000	Marsh & McLennan Cos., Inc., 4.20%, 3/1/48, Callable 9/1/47 @ 100	444,957
30,000	Nuveen LLC, 4.00%, 11/1/28, Callable 8/1/28 @ 100(a)	32,800
116,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100	116,400
12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	17,012
425,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	497,594
195,000	Travelers Cos., Inc., 4.05%, 3/7/48, Callable 9/7/47 @ 100	215,365
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	242,913
337,000	Willis North America, Inc., 3.60%, 5/15/24, Callable 3/15/24 @ 100	348,149
100,000	Willis North America, Inc., 4.50%, 9/15/28, Callable 6/15/28 @ 100	106,886

		7,708,592

Internet & Direct Marketing Retail (0.1%):
139,000	Amazon.com, Inc., 2.50%, 11/29/22, Callable 8/29/22 @ 100	140,256
20,000	Amazon.com, Inc., 2.40%, 2/22/23, Callable 1/22/23 @ 100	20,195
228,000	Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	251,380
292,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 6/5/44 @ 100	368,151
55,000	Amazon.com, Inc., 4.25%, 8/22/57, Callable 2/22/57 @ 100	63,335
190,000	eBay, Inc., 4.00%, 7/15/42, Callable 1/15/42 @ 100	175,887
280,000	Expedia Group, Inc., 4.50%, 8/15/24, Callable 5/15/24 @ 100	297,582

		1,316,786

IT Services (0.5%):
499,000	Fidelity National Information Services, Inc., 3.00%, 8/15/26, Callable 5/15/26 @ 100	504,275
175,000	Fidelity National Information Services, Inc., 3.75%, 5/21/29, Callable 2/21/29 @ 100	185,332
5,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100	5,198

Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$7,000	Fiserv, Inc., 3.85%, 6/1/25, Callable 3/1/25 @ 100	$7,397
735,000	Fiserv, Inc., 3.20%, 7/1/26, Callable 5/1/26 @ 100	750,326
660,000	Fiserv, Inc., 4.20%, 10/1/28, Callable 7/1/28 @ 100	712,588
179,000	IBM Corp., 2.25%, 2/19/21	179,069
200,000	International Business Machines Corp., 2.90%, 11/1/21	203,006
635,000	International Business Machines Corp., 2.85%, 5/13/22	645,833
420,000	International Business Machines Corp., 2.88%, 11/9/22	428,803
180,000	International Business Machines Corp., 3.45%, 2/19/26	187,737
3,560,000	International Business Machines Corp., 3.30%, 5/15/26	3,684,504
100,000	International Business Machines Corp., 4.70%, 2/19/46^	113,825
180,000	Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	185,307
1,145,000	Mastercard, Inc., 2.95%, 6/1/29, Callable 3/1/29 @ 100	1,178,072
268,000	Mastercard, Inc., 3.65%, 6/1/49, Callable 12/1/48 @ 100	282,626
300,000	Total System Services, Inc., 3.80%, 4/1/21, Callable 3/1/21 @ 100	305,522
65,000	Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	67,155
490,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	514,426
790,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	905,161

		11,046,162

Life Sciences Tools & Services (0.1%):
95,000	Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	95,616
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	320,329
790,000	Thermo Fisher Scientific, Inc., 4.15%, 2/1/24, Callable 11/1/23 @ 100	844,834
1,285,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100	1,290,620
47,000	Thermo Fisher Scientific, Inc., 3.20%, 8/15/27, Callable 5/15/27 @ 100	47,942

		2,599,341

Media (0.8%):
18,000	Comcast Corp., 3.30%, 10/1/20	18,239
9,000	Comcast Corp., 3.45%, 10/1/21	9,261
175,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100	170,397
710,000	Comcast Corp., 4.15%, 10/15/28, Callable 7/15/28 @ 100^	780,306
228,000	Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	253,256
630,000	Comcast Corp., 6.50%, 11/15/35	854,384
450,000	Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100	437,505
13,000	Comcast Corp., 6.45%, 3/15/37	17,563

See accompanying notes to the financial statements.

12

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$134,000	Comcast Corp., 4.50%, 1/15/43	$149,479
310,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	350,425
1,708,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	1,628,322
70,000	Comcast Corp., 4.00%, 8/15/47, Callable 2/15/47 @ 100	73,775
420,000	Comcast Corp., 4.95%, 10/15/58, Callable 4/15/58 @ 100	508,133
48,000	COX Communications, Inc., 3.25%, 12/15/22(a)	49,001
1,655,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	1,678,367
335,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(a)	355,167
365,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100(a)	429,582
190,000	Historic TW, Inc., 6.63%, 5/15/29	235,591
265,000	Interpublic Group of Cos., Inc., 3.50%, 10/1/20	268,224
145,000	Interpublic Group of Cos., Inc., 3.75%, 10/1/21	148,971
5,730,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)	5,878,384
17,000	NBCUniversal Media LLC, 6.40%, 4/30/40	23,033
1,590,000	NBCUniversal Media LLC, 5.95%, 4/1/41	2,104,791
590,000	Time Warner Cable, Inc., 5.00%, 2/1/20	598,201
325,000	Time Warner, Inc., 7.63%, 4/15/31	426,194

		17,446,551

Metals & Mining (0.0%†):
320,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	356,585
350,000	Nucor Corp., 3.95%, 5/1/28, Callable 2/1/28 @ 100^	377,587

		734,172

Multiline Retail (0.0%†):
25,000	Dollar General Corp., 4.13%, 5/1/28, Callable 2/1/28 @ 100	26,621

Multi-Utilities (0.3%):
240,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100^	259,513
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	5,436
161,000	Berkshire Hathaway Energy Co., 3.25%, 4/15/28, Callable 1/15/28 @ 100^	165,465
170,000	Black Hills Corp., 3.15%, 1/15/27, Callable 7/15/26 @ 100	168,534
150,000	Black Hills Corp., 4.35%, 5/1/33, Callable 2/1/33 @ 100	165,440
350,000	CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42, Callable 2/1/42 @ 100	349,102
190,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	203,014
745,000	CenterPoint Energy Resources Corp., 4.10%, 9/1/47, Callable 3/1/47 @ 100	759,228
85,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	85,073
11,000	Consumers Energy Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	11,469

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$266,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100^	$290,607
200,000	Consumers Energy Co., 3.95%, 5/15/43, Callable 11/15/42 @ 100	212,590
560,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	588,754
318,000	Dominion Energy Gas Holdings LLC, 4.80%, 11/1/43, Callable 5/1/43 @ 100	361,813
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	254,692
165,000	Dominion Gas Holdings LLC, 4.60%, 12/15/44, Callable 6/15/44 @ 100	185,358
590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100	602,425
1,085,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	1,120,135
315,000	WEC Energy Group, Inc., 3.38%, 6/15/21	321,471

		6,110,119

Oil, Gas & Consumable Fuels (2.2%):
2,000,000	Anadarko Petroleum Corp., 6.32%, 10/10/36(c)	948,484
920,000	Anadarko Petroleum Corp., 7.73%, 9/15/96	1,313,593
115,000	Andeavor Logis, LP/Corp., 4.25%, 12/1/27, Callable 9/1/27 @ 100	121,325
210,000	Boardwalk Pipelines, LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100	218,853
1,750,000	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100	1,848,763
100,000	Cimarex Energy Co., 3.90%, 5/15/27, Callable 2/15/27 @ 100	102,724
520,000	Concho Resources, Inc., 3.75%, 10/1/27, Callable 7/1/27 @ 100	538,850
160,000	Continental Resources, Inc., 3.80%, 6/1/24, Callable 3/1/24 @ 100	164,400
670,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	744,605
387,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	431,871
127,000	Energy Transfer Partners LP, 4.65%, 6/1/21, Callable 3/1/21 @ 100	131,286
502,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	522,270
604,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100^	644,955
220,000	Energy Transfer Partners LP, 4.20%, 4/15/27, Callable 1/15/27 @ 100	228,958
840,000	Energy Transfer Partners LP, 6.63%, 10/15/36	976,772
1,399,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100	1,587,300
500,000	Enterprise Products Operating LLC, 4.45%, 2/15/43, Callable 8/15/42 @ 100	523,484
759,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	867,315
200,000	Enterprise Products Operating LLC, 4.25%, 2/15/48, Callable 8/15/47 @ 100	205,488
5,000	Enterprise Products Operating LLC, 4.80%, 2/1/49, Callable 8/1/48 @ 100	5,545

See accompanying notes to the financial statements.

13

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,190,000	Enterprise Products Operating LLC, Series E, 5.25% (US0003M+303bps), 8/16/77, Callable 8/16/27 @ 100	$1,129,803
250,000	Enterprise Products Operating LLC, 5.38% (US0003M+257bps), 2/15/78, Callable 2/15/28 @ 100	231,882
187,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100	203,146
1,040,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	1,093,050
1,390,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	1,608,090
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	259,618
1,470,000	Marathon Oil Corp., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,471,085
140,000	Marathon Petroleum Corp., 4.75%, 12/15/23, Callable 10/15/23 @ 100	150,883
348,000	Marathon Petroleum Corp., 6.50%, 3/1/41, Callable 9/1/40 @ 100	433,283
98,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	106,463
925,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	965,587
2,518,000	MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100^	2,626,341
145,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	163,785
1,287,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100^(a)	1,328,828
1,145,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	1,240,467
1,650,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	1,708,291
145,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	148,124
660,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	733,392
2,218,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	2,484,159
171,000	Sabine Pass Liquefaction LLC, 5.88%, 6/30/26, Callable 12/31/25 @ 100	194,726
1,458,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,596,510
125,000	Sabine Pass Liquefcation LLC, 6.25%, 3/15/22, Callable 12/15/21 @ 100	135,313
470,000	Spectra Energy Partners LP, 4.75%, 3/15/24, Callable 12/15/23 @ 100	508,860
505,000	Spectra Energy Partners LP, 3.50%, 3/15/25, Callable 12/15/24 @ 100	518,488
378,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	394,856
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	219,539
900,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	910,815
1,545,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,564,087
2,112,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	2,696,290

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,970,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	$2,076,560
388,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100	409,293
471,000	Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	476,592
780,000	Williams Cos., Inc., 5.25%, 3/15/20	794,496
29,000	Williams Cos., Inc., 7.88%, 9/1/21	32,040
1,265,000	Williams Cos., Inc., 3.90%, 1/15/25, Callable 10/15/24 @ 100	1,313,271
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	310,798
240,000	Williams Partners LP, 4.13%, 11/15/20, Callable 8/15/20 @ 100	244,533
322,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100^	330,270
75,000	Williams Partners LP, 6.30%, 4/15/40	91,072

		45,031,527

Pharmaceuticals (0.4%):
405,000	Bayer US Finance II LLC, 3.38%, 7/15/24, Callable 4/15/24 @ 100(a)	408,352
90,000	Bayer US Finance II LLC, 4.40%, 7/15/44, Callable 1/15/44 @ 100(a)	85,083
250,000	Bayer US Finance II LLC, 3.95%, 4/15/45, Callable 10/15/44 @ 100(a)	208,313
697,000	Bayer US Finance LLC, 3.38%, 10/8/24(a)	703,608
1,364,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26, Callable 4/15/26 @ 100(a)	1,414,346
745,000	Bristol-Myers Squibb Co., 4.13%, 6/15/39, Callable 12/15/38 @ 100(a)	800,706
305,000	Eli Lilly & Co., 3.88%, 3/15/39, Callable 9/15/38 @ 100	331,557
340,000	Eli Lilly & Co., 4.15%, 3/15/59, Callable 9/15/58 @ 100	372,416
721,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/1/25 @ 100	723,135
35,000	Johnson & Johnson, 2.95%, 3/3/27, Callable 12/3/26 @ 100^	36,242
273,000	Johnson & Johnson, 2.90%, 1/15/28, Callable 10/15/27 @ 100	282,155
186,000	Johnson & Johnson, 3.63%, 3/3/37, Callable 9/3/36 @ 100	199,096
342,000	Johnson & Johnson, 3.40%, 1/15/38, Callable 7/15/37 @ 100	356,190
140,000	Merck & Co., Inc., 3.40%, 3/7/29, Callable 12/7/28 @ 100	148,982
23,000	Merck & Co., Inc., 3.90%, 3/7/39, Callable 9/7/38 @ 100	25,150
95,000	Merck & Co., Inc., 3.60%, 9/15/42, Callable 3/15/42 @ 100	98,204
180,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	189,880
13,000	Novartis Capital Corp., 3.00%, 11/20/25, Callable 8/20/25 @ 100	13,431
32,000	Novartis Capital Corp., 3.10%, 5/17/27, Callable 2/17/27 @ 100	33,129
102,000	Pfizer, Inc., 3.00%, 9/15/21	104,107

See accompanying notes to the financial statements.

14

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$56,000	Pfizer, Inc., 4.00%, 12/15/36	$61,064
445,000	Pfizer, Inc., 3.90%, 3/15/39, Callable 9/15/38 @ 100	479,835
143,000	Pfizer, Inc., 4.30%, 6/15/43	161,262
277,000	Pfizer, Inc., 4.40%, 5/15/44	316,784
116,000	Pfizer, Inc., 4.13%, 12/15/46	128,381
215,000	Wyeth LLC, 5.95%, 4/1/37	285,128

		7,966,536

Professional Services (0.1%):
120,000	Equifax, Inc., 2.30%, 6/1/21, Callable 5/1/21 @ 100	119,285
85,000	RELX Capital, Inc., 3.13%, 10/15/22, Callable 7/15/22 @ 100	86,512
1,535,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	1,582,968
351,000	RELX Capital, Inc., 4.00%, 3/18/29, Callable 12/18/28 @ 100	369,865

		2,158,630

Real Estate Management & Development (0.1%):
2,085,000	CC Holdings GS V LLC, 3.85%, 4/15/23	2,182,140
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	929,142

		3,111,282

Road & Rail (0.6%):
369,000	Burlington Northern Santa Fe LLC, 6.15%, 5/1/37	493,389
165,000	Burlington Northern Santa Fe LLC, 5.05%, 3/1/41, Callable 9/1/40 @ 100	199,590
85,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41, Callable 3/15/41 @ 100	102,430
753,000	Burlington Northern Santa Fe LLC, 4.55%, 9/1/44, Callable 3/1/44 @ 100	872,455
1,612,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,586,393
550,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	566,387
764,000	CSX Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	817,991
141,000	CSX Corp., 6.15%, 5/1/37	180,334
469,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100^	507,612
460,000	CSX Corp., 3.95%, 5/1/50, Callable 11/1/49 @ 100	466,217
217,000	Norfolk Southern Corp., 2.90%, 2/15/23, Callable 11/15/22 @ 100	219,343
215,000	Norfolk Southern Corp., 3.65%, 8/1/25, Callable 6/1/25 @ 100	227,660
742,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	753,970
105,000	Norfolk Southern Corp., 3.95%, 10/1/42	108,461
135,000	Norfolk Southern Corp., 4.45%, 6/15/45, Callable 12/15/44 @ 100	149,539
65,000	Norfolk Southern Corp., 4.05%, 8/15/52, Callable 2/15/52 @ 100	67,565
1,090,000	Ryder System, Inc., 2.65%, 3/2/20, Callable 2/2/20 @ 100, MTN	1,090,856
1,105,000	Union Pacific Corp., 3.50%, 6/8/23, Callable 5/8/23 @ 100	1,150,533
560,000	Union Pacific Corp., 3.15%, 3/1/24, Callable 2/1/24 @ 100	576,826
345,000	Union Pacific Corp., 2.75%, 3/1/26, Callable 12/1/25 @ 100	347,563

Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail, continued
$75,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 8/1/34 @ 100	$74,091
305,000	Union Pacific Corp., 3.80%, 10/1/51, Callable 4/1/51 @ 100	306,273
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	481,091
1,705,000	Union Pacific Corp., 4.10%, 9/15/67, Callable 3/15/67 @ 100	1,701,609
418,141	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	428,020

		13,476,198

Semiconductors & Semiconductor Equipment (0.8%):
515,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/5/26 @ 100	526,748
50,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	51,323
7,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	8,068
253,000	Applied Materials, Inc., 3.90%, 10/1/25, Callable 7/1/25 @ 100	271,285
1,010,000	Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100^	1,046,330
45,000	Applied Materials, Inc., 5.85%, 6/15/41	58,074
870,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100^	965,561
2,435,000	Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	2,382,974
1,945,000	Broadcom, Inc., 3.13%, 4/15/21(a)	1,957,248
1,000,000	Broadcom, Inc., 3.13%, 10/15/22(a)	1,005,891
148,000	Intel Corp., 2.70%, 12/15/22	150,821
150,000	Intel Corp., 3.15%, 5/11/27, Callable 2/11/27 @ 100	155,942
134,000	Intel Corp., 4.80%, 10/1/41	156,958
70,000	Intel Corp., 4.25%, 12/15/42	76,810
60,000	Intel Corp., 4.90%, 7/29/45, Callable 1/29/45 @ 100	72,233
75,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	81,267
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	20,773
1,565,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	1,653,092
565,000	KLA-Tencor Corp., 5.00%, 3/15/49, Callable 9/15/48 @ 100	631,086
645,000	Lam Research Corp., 2.75%, 3/15/20, Callable 2/15/20 @ 100^	645,373
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	304,307
675,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	707,825
455,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	499,859
1,845,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	1,884,522
90,000	Qualcomm, Inc., 4.65%, 5/20/35, Callable 11/20/34 @ 100	100,239

See accompanying notes to the financial statements.

15

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$528,000	Qualcomm, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	$592,370
270,000	Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	306,145

		16,313,124

Software (0.6%):
990,000	Autodesk, Inc., 3.13%, 6/15/20, Callable 5/15/20 @ 100	995,180
1,070,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100^	1,136,437
286,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	305,117
354,000	Microsoft Corp., 4.20%, 11/3/35, Callable 5/3/35 @ 100	405,068
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	979,567
15,000	Microsoft Corp., 4.10%, 2/6/37, Callable 8/6/36 @ 100	17,112
100,000	Microsoft Corp., 4.50%, 10/1/40	119,321
366,000	Microsoft Corp., 4.88%, 12/15/43, Callable 6/15/43 @ 100	459,544
130,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	141,330
35,000	Microsoft Corp., 4.45%, 11/3/45, Callable 5/3/45 @ 100	42,037
1,235,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	1,341,561
550,000	Microsoft Corp., 4.00%, 2/12/55, Callable 8/12/54 @ 100	619,023
1,549,000	Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100	1,558,880
2,300,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	2,493,158
2,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	2,116
288,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	305,803
295,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	333,426
399,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	427,540
10,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	11,184

		11,693,404

Specialty Retail (0.2%):
750,000	Home Depot, Inc. (The), 3.00%, 4/1/26, Callable 1/1/26 @ 100	774,648
280,000	Home Depot, Inc. (The), 2.95%, 6/15/29, Callable 3/15/29 @ 100	286,242
732,000	Home Depot, Inc. (The), 5.88%, 12/16/36	968,050
442,000	Home Depot, Inc. (The), 5.95%, 4/1/41, Callable 10/1/40 @ 100	597,018
435,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100	426,394
560,000	Lowe’s Cos., Inc., 3.70%, 4/15/46, Callable 10/15/45 @ 100	525,931

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$205,000	Lowe’s Cos., Inc., 4.05%, 5/3/47, Callable 11/3/46 @ 100	$203,313

		3,781,596

Technology Hardware, Storage & Peripherals (0.2%):
319,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	333,531
2,570,000	Apple, Inc., 3.85%, 5/4/43	2,725,082
600,000	Apple, Inc., 3.45%, 2/9/45	597,677
375,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	413,439

		4,069,729

Textiles, Apparel & Luxury Goods (0.0%†):
145,000	NIKE, Inc., 2.38%, 11/1/26, Callable 8/1/26 @ 100	145,092

Tobacco (0.4%):
165,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100	176,341
1,630,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	1,756,508
689,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	769,678
1,040,000	Altria Group, Inc., 5.38%, 1/31/44	1,114,921
70,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	79,169
385,000	BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100	385,871
835,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100	829,241
14,000	Philip Morris International, Inc., 2.50%, 8/22/22	14,056
625,000	Philip Morris International, Inc., 2.88%, 5/1/24, Callable 4/1/24 @ 100	633,979
100,000	Philip Morris International, Inc., 4.50%, 3/20/42	107,273
92,000	Reynolds American, Inc., 3.25%, 6/12/20	92,631
445,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	471,445
240,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	263,488
195,000	Reynolds American, Inc., 6.15%, 9/15/43	212,463
436,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	464,514
955,000	RJ Reynolds Tobacco Co., 6.88%, 5/1/20	988,160

		8,359,738

Trading Companies & Distributors (0.0%†):
215,000	Air Lease Corp., 3.88%, 7/3/23, Callable 6/3/23 @ 100	223,010

Wireless Telecommunication Services (0.3%):
7,098,750	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	7,118,773

Total Corporate Bonds (Cost $476,685,682)		496,581,611

Yankee Dollars (7.0%):
Airlines (0.0%†):
251,999	Air Canada Pass Through Trust, Class B, Series 2015-2, 5.00%, 6/15/25(a)	255,149
326,424	Air Canada Pass Through Trust, Class A, Series 2017-1, 3.30%, 7/15/31(a)	328,506

		583,655

See accompanying notes to the financial statements.

16

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Auto Components (0.0%†):
$56,000	Aptiv plc, 4.40%, 10/1/46, Callable 4/1/46 @ 100^	$52,008

Automobiles (0.1%):
1,300,000	Volkswagen International Finance NV, 4.00%, 8/12/20^(a)	1,321,275

Banks (2.6%):
3,145,000	ABN AMRO Bank NV, 2.65%, 1/19/21(a)	3,152,811
1,200,000	ABN AMRO Bank NV, 3.40%, 8/27/21(a)	1,223,867
1,165,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 11/9/20	1,165,382
800,000	Banco Santander SA, 2.71%, 6/27/24	801,462
400,000	Banco Santander SA, 4.38%, 4/12/28	424,184
600,000	Banco Santander SA, 3.31%, 6/27/29	603,356
1,915,000	Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20(a)	1,924,123
1,608,000	Barclays Bank plc, 5.14%, 10/14/20	1,652,887
2,782,000	Barclays Bank plc, 3.25%, 1/12/21	2,803,282
500,000	Barclays Bank plc, 3.93% (US0003M+161bps), 5/7/25, Callable 5/7/24 @ 100^	508,942
1,610,000	Barclays Bank plc, 4.97% (US0003M+190bps), 5/16/29, Callable 5/16/28 @ 100	1,711,007
1,725,000	BNP Paribas SA, 3.38%, 1/9/25(a)	1,750,832
2,130,000	BNP Paribas SA, 4.71% (US0003M+224bps), 1/10/25, Callable 1/10/24 @ 100(a)	2,289,079
240,000	BNP Paribas SA, 5.20%, 1/10/30, Callable 1/10/29 @ 100^(a)	273,765
470,000	BPCE SA, 3.00%, 5/22/22(a)	473,032
1,102,000	Danske Bank A/S, 5.00%, 1/12/22(a)	1,149,095
720,000	Danske Bank A/S, 5.38%, 1/12/24^(a)	775,863
2,075,000	HSBC Holdings plc, 2.95%, 5/25/21	2,093,515
970,000	HSBC Holdings plc, 3.26% (US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	986,485
285,000	HSBC Holdings plc, 4.25%, 3/14/24	300,670
400,000	HSBC Holdings plc, 3.95% (US0003M+99bps), 5/18/24, Callable 5/18/23 @ 100	416,500
465,000	HSBC Holdings plc, 4.04% (US0003M+155bps), 3/13/28, Callable 3/13/27 @ 100	487,064
561,000	HSBC Holdings plc, 3.97% (US0003M+161bps), 5/22/30, Callable 5/22/29 @ 100	586,350
900,000	ING Bank NV, 5.00%, 6/9/21(a)	943,736
747,000	ING Bank NV, 5.80%, 9/25/23(a)	825,835
200,000	ING Groep NV, 3.15%, 3/29/22	203,710
260,000	ING Groep NV, 3.55%, 4/9/24	267,861
200,000	ING Groep NV, 3.95%, 3/29/27	209,507
682,000	Lloyds Banking Group plc, 2.70%, 8/17/20	684,680
435,000	Lloyds Banking Group plc, 4.05%, 8/16/23	454,180
340,000	Lloyds Banking Group plc, 3.75%, 1/11/27	345,129
1,041,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	1,048,653
135,000	Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21	137,864
820,000	Mizuho Financial Group, Inc., 2.27%, 9/13/21	816,815
210,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	212,376
420,000	Mizuho Financial Group, Inc., 2.60%, 9/11/22	421,087
815,000	National Australia Bank, Ltd., 2.50%, 1/12/21	817,980
2,135,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	2,139,990
2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	2,668,726

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$315,000	Royal Bank of Scotland Group plc, 4.52%, 6/25/24, Callable 6/25/23 @ 100	$327,582
885,000	Royal Bank of Scotland Group plc, 4.27% (US0003M+176bps), 3/22/25, Callable 3/22/24 @ 100	911,757
1,500,000	Santander UK Group Holdings plc, 5.00%, 11/7/23(a)	1,587,671
605,000	Santander UK Group Holdings plc, 3.37% (US0003M+108bps), 1/5/24, Callable 1/5/23 @ 100	610,421
240,000	Santander UK Group Holdings plc, 7.95%, 10/26/29	298,260
755,000	Societe Generale SA, 2.63%, 9/16/20(a)	757,445
1,545,000	Societe Generale SA, 2.50%, 4/8/21^(a)	1,544,839
1,375,000	Standard Chartered plc, 2.25%, 4/17/20^(a)	1,373,885
210,000	Standard Chartered plc, 3.95%, 1/11/23(a)	214,741
2,030,000	Standard Chartered plc, 4.25% (US0003M+115bps), 1/20/23, Callable 1/20/22 @ 100(a)	2,093,356
295,000	Standard Chartered plc, 3.79%, 5/21/25, Callable 5/21/24 @ 100(a)	301,312
1,355,000	Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/21	1,364,959
7,000	Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	6,947
19,000	Sumitomo Mitsui Financial Group, Inc., 3.10%, 1/17/23	19,407
228,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	226,868
25,000	Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/26	25,327
325,000	Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	337,588
122,000	Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	126,560
360,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	356,344
191,000	Westpac Banking Corp., 2.00%, 8/19/21	189,558
1,005,000	Westpac Banking Corp., 3.65%, 5/15/23	1,047,860
166,000	Westpac Banking Corp., 3.35%, 3/8/27	172,502

		53,646,871

Biotechnology (0.2%):
982,000	Shire Acq INV Ireland DA, 2.40%, 9/23/21, Callable 8/23/21 @ 100	980,454
1,564,000	Shire Acq INV Ireland DA, 3.20%, 9/23/26, Callable 6/23/26 @ 100	1,577,655

		2,558,109

Building Products (0.0%†):
19,000	Johnson Controls International plc, 3.90%, 2/14/26, Callable 11/14/25 @ 100	19,891

Capital Markets (0.6%):
2,480,000	Credit Suisse Group AG, 3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)	2,552,493
1,775,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	1,777,982
250,000	Credit Suisse Group Fun, Ltd., 3.45%, 4/16/21	253,400
180,000	Deutsche Bank AG, 2.95%, 8/20/20^	179,082

See accompanying notes to the financial statements.

17

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$1,625,000	Deutsche Bank AG, 4.25%, 10/14/21	$1,639,179
246,000	Deutsche Bank AG, 4.10%, 1/13/26^	242,259
10,000	Macquarie Group, Ltd., 4.65% (US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100(a)	10,725
1,980,000	UBS Group AG, 2.20%, 6/8/20, Callable 5/8/20 @ 100(a)	1,978,412
1,135,000	UBS Group AG, 2.45%, 12/1/20, Callable 11/1/20 @ 100(a)	1,137,289
3,445,000	UBS Group AG, 2.86% (US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(a)	3,475,030
395,000	UBS Group AG, 4.13%, 9/24/25(a)	421,294

		13,667,145

Chemicals (0.0%†):
750,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100(a)	740,527

Communications Equipment (0.0%†):
125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100	129,274

Construction & Engineering (0.1%):
1,295,000	Vinci SA, 3.75%, 4/10/29, Callable 1/30/29 @ 100(a)	1,398,079

Consumer Finance (0.1%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,679,038
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23^(a)	1,429,166

		3,108,204

Diversified Financial Services (0.4%):
940,000	B.A.T. International Finance Plc, 3.95%, 6/15/25(a)	967,301
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	262,763
645,000	GE Capital International Funding, 4.42%, 11/15/35	635,225
1,425,000	Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(a)	1,430,147
910,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100	949,813
575,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 6/18/26, Callable 4/18/26 @ 100(a)	590,813
615,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	634,219
604,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(a)	636,465
2,605,000	ORIX Corp., 2.90%, 7/18/22^	2,634,843
2,830,000	Shell International Finance BV, 3.25%, 5/11/25	2,952,804

		11,694,393

Diversified Telecommunication Services (0.1%):
1,110,000	Deutsche Telekom International Finance BV, 1.95%, 9/19/21, Callable 8/19/21 @ 100(a)	1,097,507
305,000	Deutsche Telekom International Finance BV, 2.82%, 1/19/22, Callable 12/19/21 @ 100(a)	307,646

		1,405,153

Food & Staples Retailing (0.1%):
1,240,000	Seven & i Holdings Co., Ltd., 3.35%, 9/17/21(a)	1,266,350

Insurance (0.1%):
81,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	83,323
744,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	812,025
315,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100	346,047

Principal Amount		Fair Value
Yankee Dollars, continued
Insurance, continued
$3,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	$3,182

		1,244,577

Interactive Media & Services (0.2%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	519,005
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100^	500,191
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,522,312
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	525,319

		3,066,827

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	321,817
460,000	Alibaba Group Holding, Ltd., 4.40%, 12/6/57, Callable 6/6/57 @ 100	488,613

		810,430

Machinery (0.0%†):
160,000	CNH Industrial NV, 3.85%, 11/15/27, Callable 8/15/27 @ 100	159,418
540,000	Ingersoll-Rand Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	556,913

		716,331

Media (0.0%†):
460,000	British Sky Broadcasting Group plc, 3.75%, 9/16/24(a)	488,895

Metals & Mining (0.1%):
755,000	Anglo American Capital plc, 3.63%, 9/11/24(a)	771,044
225,000	Anglo American Capital plc, 4.88%, 5/14/25(a)	242,156
750,000	Anglo American Capital plc, 4.75%, 4/10/27(a)	795,938
310,000	ArcelorMittal, 4.55%, 3/11/26	326,275

		2,135,413

Oil, Gas & Consumable Fuels (0.5%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	574,425
69,000	Petroleos Mexicanos, 6.00%, 3/5/20	69,894
4,155,000	Petroleos Mexicanos, 6.50%, 3/13/27	4,110,039
883,000	Petroleos Mexicanos, 5.63%, 1/23/46	711,720
37,000	Shell International Finance BV, 2.38%, 8/21/22	37,187
537,000	Shell International Finance BV, 4.13%, 5/11/35	593,706
115,000	Shell International Finance BV, 6.38%, 12/15/38	161,640
215,000	Shell International Finance BV, 4.38%, 5/11/45	246,577
289,000	Suncor Energy, Inc., 5.95%, 12/1/34	370,534
233,000	Suncor Energy, Inc., 6.50%, 6/15/38	312,256
1,198,000	TransCanada PipeLines, Ltd., 4.88%, 1/15/26, Callable 10/15/25 @ 100	1,321,438
610,000	TransCanada PipeLines, Ltd., 4.25%, 5/15/28, Callable 2/15/28 @ 100	657,676
465,000	TransCanada PipeLines, Ltd., 4.63%, 3/1/34, Callable 12/1/33 @ 100	507,257
136,000	TransCanada PipeLines, Ltd., 5.85%, 3/15/36	163,350
659,000	TransCanada PipeLines, Ltd., 6.10%, 6/1/40	819,815

		10,657,514

See accompanying notes to the financial statements.

18

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.4%):
$1,598,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	$1,630,395
894,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	927,977
240,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	248,765
1,845,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100^	1,880,205
225,000	AstraZeneca plc, 2.38%, 6/12/22, Callable 5/12/22 @ 100^	225,633
437,000	Takeda Pharmaceutical Co., Ltd., 3.80%, 11/26/20(a)	444,670
1,585,000	Takeda Pharmaceutical Co., Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100(a)	1,798,460

		7,156,105

Professional Services (0.0%†):
120,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	123,900

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	252,500

Sovereign Bond (1.3%):
1,360,000	Colombia Government International Bond, 4.50%, 3/15/29, Callable 12/15/28 @ 100	1,485,800
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27^	5,356,808
910,000	Mexico Government International Bond, 3.75%, 1/11/28	926,640
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	629,598
1,590,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	1,717,200
689,000	Province of Manitoba, 3.05%, 5/14/24	721,145
704,000	Republic of Chile, 3.24%, 2/6/28, Callable 11/6/27 @ 100	737,940
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100	642,600
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,666,453
581,000	Republic of Indonesia, 4.10%, 4/24/28^	612,942
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	611,666
540,000	Republic of Panama, 4.50%, 5/15/47^	608,851
980,000	Republic of Peru, 4.13%, 8/25/27	1,092,117
281,000	Republic of Peru, 5.63%, 11/18/50	387,038
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,282,947
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	265,981
2,506,000	United Mexican States, 4.13%, 1/21/26	2,622,389
855,000	United Mexican States, 4.50%, 4/22/29	916,604

		26,284,719

Wireless Telecommunication Services (0.1%):
20,000	Vodafone Group plc, 3.75%, 1/16/24	20,912
835,000	Vodafone Group plc, 4.13%, 5/30/25^	888,473
917,000	Vodafone Group plc, 6.15%, 2/27/37	1,111,700
48,000	Vodafone Group plc, 5.00%, 5/30/38	51,822
590,000	Vodafone Group plc, 5.25%, 5/30/48	650,326

		2,723,233

Total Yankee Dollars (Cost $142,372,094)		147,251,378

Principal Amount		Fair Value
Municipal Bonds (0.1%):
Florida (0.0%†):
$140,000	County of Miami-Dade FL Aviation Revenue, 3.28%, 10/1/29	$147,301

Massachusetts (0.0%†):
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @100	481,995

New Jersey (0.1%):
575,000	New Jersey State Transportation Authority, 6.56%, 12/15/40	778,056
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @100	865,096

		1,643,152

California (0.0%†):
347,000	University of California Revenue, 4.77%, 5/15/15	410,577
50,000	University of California Revenue, 4.86%, 5/15/12	60,691

		471,268

Total Municipal Bonds (Cost $2,512,269)		2,743,716

U.S. Government Agency Mortgages (34.4%):
Federal Home Loan Bank (0.2%)
4,080,000	3.56%, 5/16/33	4,555,756

		4,555,756

Federal Home Loan Mortgage Corporation (6.2%)
936,662	2.50%, 2/1/24, Pool #G14989	945,928
3,650,000	Class A2, Series KC02, 3.37%, 7/25/25	3,846,954
1,229,695	Class A1, Series KIR2, 2.75%, 3/25/27	1,258,273
283,988	3.00%, 9/1/27, Pool #U70060	290,540
146,711	3.00%, 7/1/28, Pool #U79018	150,223
591,000	2.70%, 9/15/29(c)	461,887
66,221	3.00%, 1/1/30, Pool #V60724	67,841
48,816	3.00%, 1/1/30, Pool #V60696	50,034
101,883	2.50%, 3/1/30, Pool #V60770	102,804
115,619	2.50%, 5/1/30, Pool #J31418	116,963
165,682	2.50%, 5/1/30, Pool #V60796	167,421
232,846	3.00%, 5/1/30, Pool #J31689	237,987
247,097	2.50%, 5/1/30, Pool #J31728	249,648
443,525	3.00%, 6/1/30, Pool #V60840	454,333
205,092	3.00%, 7/1/30, Pool #G15520	210,993
10,363	2.50%, 7/1/30, Pool #J32491	10,469
42,803	2.50%, 7/1/30, Pool #J32204	43,225
40,417	2.50%, 7/1/30, Pool #J32209	40,887
23,977	3.00%, 7/1/30, Pool #J32181	24,506
13,574	2.50%, 7/1/30, Pool #V60905	13,716
45,025	3.00%, 8/1/30, Pool #V60909	46,124
184,466	2.50%, 8/1/30, Pool #V60886	186,612
29,463	3.00%, 8/1/30, Pool #J32436	30,309
144,641	2.50%, 8/1/30, Pool #V60902	146,327
454,298	2.50%, 9/1/30, Pool #V60904	458,078
137,669	2.50%, 9/1/30, Pool #V60903	138,916
190,000	6.75%, 3/15/31^	275,111
197,000	2.88%, 3/15/31(c)	146,840
716,932	2.50%, 4/1/31, Pool #G16186	725,393
138,381	5.50%, 2/1/35, Pool #G04692	151,162
205,544	6.00%, 4/1/39, Pool #G07613	231,585
39,939	4.50%, 12/1/39, Pool #A90196	42,524

See accompanying notes to the financial statements.

19

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$37,439	4.50%, 7/1/40, Pool #A93010	$39,844
48,122	4.00%, 8/1/40, Pool #A93534	50,216
273,991	4.00%, 9/1/40, Pool #A93851	292,942
737,212	4.50%, 9/1/40, Pool #A93700	790,303
44,920	4.00%, 10/1/40, Pool #A95923	47,364
44,671	4.00%, 11/1/40, Pool #A95144	47,099
39,497	4.00%, 11/1/40, Pool #A94977	41,633
41,219	4.00%, 11/1/40, Pool #A94779	43,450
2,811	4.00%, 4/1/41, Pool #Q00093	2,936
132,103	4.50%, 5/1/41, Pool #Q00959	141,430
119,230	4.50%, 5/1/41, Pool #Q00804	127,629
518,843	Class FL, Series 4248, 2.84% (US0001M+45bps), 5/15/41	517,771
577,752	5.50%, 6/1/41, Pool #G07553	626,424
41,644	4.00%, 10/1/41, Pool #Q03841	43,994
75,841	4.00%, 10/1/41, Pool #Q04022	80,108
629,145	3.50%, 10/1/41, Pool #G08462	651,625
132,310	5.00%, 10/1/41, Pool #G07642	141,223
266,283	3.50%, 4/1/42, Pool #Q07417	277,933
307,420	3.50%, 4/1/42, Pool #C03811	322,801
29,339	3.50%, 5/1/42, Pool #Q08239	30,280
9,065	3.50%, 5/1/42, Pool #Q08306	9,357
16,408	3.50%, 5/1/42, Pool #Q07896	17,003
40,131	3.50%, 8/1/42, Pool #Q12162	41,885
251,494	3.50%, 8/1/42, Pool #G07106	262,430
443,680	3.50%, 8/1/42, Pool #Q10724	459,835
38,464	3.50%, 10/1/42, Pool #Q11750	39,664
21,351	3.50%, 10/1/42, Pool #Q11909	22,277
487,550	3.50%, 11/1/42, Pool #Q13134	506,745
296,620	3.00%, 12/1/42, Pool #C04320	299,677
342,409	3.00%, 1/1/43, Pool #Q14866	348,225
413,694	3.00%, 3/1/43, Pool #Q16567	422,306
212,386	3.00%, 3/1/43, Pool #Q16403	215,336
315,450	3.00%, 3/1/43, Pool #Q16673	318,964
110,742	3.00%, 4/1/43, Pool #Q17095	112,842
151,720	3.50%, 6/1/43, Pool #Q18718	158,020
227,912	3.50%, 7/1/43, Pool #Q20206	239,453
144,607	3.50%, 8/1/43, Pool #Q21320	149,027
1,247,019	3.00%, 8/1/43, Pool #G07550	1,266,054
103,794	4.00%, 9/1/43, Pool #Q21579	110,070
3,560,274	3.00%, 9/1/43, Pool #G60675	3,620,687
302,375	3.00%, 10/1/43, Pool #G60037	305,491
287,615	4.50%, 12/1/43, Pool #G60018	303,331
4,302,051	3.50%, 12/1/43, Pool #G60270	4,489,389
353,203	4.50%, 12/1/43, Pool #Q23779	376,821
25,654	3.50%, 1/1/44, Pool #Q24368	26,954
6,475,881	3.50%, 1/1/44, Pool #G60271	6,757,948
12,565,653	3.50%, 1/1/44, Pool #G07922	12,992,903
879,822	Class XZ, Series 4316, 4.50%, 3/15/44	1,013,246
1,064,212	3.50%, 4/1/44, Pool #G07848	1,118,142
151,833	4.00%, 4/1/44, Pool #Q25643	160,333
17,521	3.50%, 4/1/44, Pool #Q25812	18,383
1,294,256	Class ZX, Series 4352, 4.00%, 4/15/44	1,436,310
18,760	3.50%, 5/1/44, Pool #Q25988	19,694
30,260	3.50%, 5/1/44, Pool #Q26218	31,140
52,501	3.50%, 5/1/44, Pool #Q26362	55,102

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$20,904	3.50%, 5/1/44, Pool #Q26452	$21,941
26,589	3.50%, 6/1/44, Pool #Q26707	27,910
131,029	3.50%, 6/1/44, Pool #Q28764	136,744
27,500	3.50%, 7/1/44, Pool #Q27319	28,304
190,129	4.00%, 7/1/44, Pool #G60901	198,887
561,717	4.00%, 8/1/44, Pool #G07786	595,309
99,639	3.50%, 8/1/44, Pool #Q27843	104,591
113,646	3.50%, 9/1/44, Pool #Q28605	119,280
19,799	3.50%, 9/1/44, Pool #Q28763	20,378
45,799	3.50%, 9/1/44, Pool #Q28604	47,137
3,206	3.50%, 11/1/44, Pool #Q29911	3,299
9,044	3.50%, 11/1/44, Pool #Q29697	9,307
50,195	3.50%, 1/1/45, Pool #Q30876	51,657
34,927	3.50%, 1/1/45, Pool #Q31122	35,989
38,266	4.00%, 2/1/45, Pool #Q31338	40,917
16,002	4.00%, 2/1/45, Pool #Q31128	17,111
114,660	3.50%, 5/1/45, Pool #Q33606	118,159
14,600	3.50%, 5/1/45, Pool #Q33131	15,048
112,471	3.50%, 6/1/45, Pool #Q34176	115,917
3,148	3.50%, 7/1/45, Pool #Q34960	3,245
3,661,643	3.50%, 8/1/45, Pool #G60138	3,843,726
30,626	3.50%, 9/1/45, Pool #Q36302	31,520
291,018	4.00%, 10/1/45, Pool #Q36972	305,357
12,533	3.50%, 10/1/45, Pool #V81932	12,886
39,362	4.00%, 12/1/45, Pool #Q37955	42,097
46,907	4.00%, 12/1/45, Pool #Q37957	49,724
496,990	3.50%, 1/1/46, Pool #G60393	518,618
37,745	3.50%, 2/1/46, Pool #V82209	38,732
353,051	3.50%, 3/1/46, Pool #Q39250	363,319
409,135	3.50%, 5/1/46, Pool #G60561	421,660
1,617,817	3.00%, 6/1/46, Pool #Q41070	1,634,079
4,094,243	3.50%, 7/1/46, Pool #G60658	4,284,620
664,346	4.00%, 7/1/46, Pool #V82528	693,704
9,331,165	3.00%, 8/1/46, Pool #G60717	9,443,544
378,592	4.00%, 8/1/46, Pool #V82553	395,312
755,194	Class FB, Series 4606, 2.89% (US0001M+50bps), 8/15/46	758,220
531,626	3.00%, 9/1/46, Pool #G60718	540,023
3,472,037	3.00%, 9/1/46, Pool #Q43104	3,513,964
52,400	4.00%, 9/1/46, Pool #G60729	55,096
1,548,635	3.00%, 9/1/46, Pool #Q42979	1,573,147
107,593	4.00%, 10/1/46, Pool #V82661	111,656
135,462	3.00%, 12/1/46, Pool #Q45083	137,491
276,192	3.00%, 12/1/46, Pool #Q45080	280,063
225,972	3.00%, 12/1/46, Pool #Q45079	229,134
1,841,626	3.00%, 12/1/46, Pool #V82781	1,861,946
579,158	3.00%, 12/1/46, Pool #Q44853	586,141
553,541	3.00%, 12/1/46, Pool #Q45064	562,277
2,324,631	4.00%, 2/1/47, Pool #V82929	2,427,268
1,039,836	3.50%, 3/1/47, Pool #G60968	1,069,467
177,305	3.50%, 7/1/47, Pool #Q53113	185,549
2,583,202	4.50%, 7/1/47, Pool #G61047	2,784,507
1,981,438	4.00%, 8/1/47, Pool #G67704	2,100,267
690,052	3.50%, 10/1/47, Pool #G61178	714,822
524,796	3.00%, 11/1/47, Pool #G08787	530,376
879,703	3.50%, 12/1/47, Pool #G61208	911,283

See accompanying notes to the financial statements.

20

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$12,711,549	3.50%, 12/1/47, Pool #G67706	$13,032,424
3,059,274	3.00%, 1/1/48, Pool #G08795	3,088,001
99,366	3.50%, 1/1/48, Pool #Q53630	102,929
2,135,822	3.50%, 1/1/48, Pool #Q53747	2,199,316
193,927	3.50%, 1/1/48, Pool #Q53648	199,020
3,277,756	3.00%, 2/1/48, Pool #G08799	3,310,777
5,884,728	4.00%, 6/1/48, Pool #G67712	6,209,049
3,051,325	4.50%, 8/1/48, Pool #G67715	3,250,818
2,179,125	3.00%, 11/1/48, Pool #Q62568	2,201,056

		131,681,777

Federal National Mortgage Association (17.5%)
1,900,000	5.00%, 9/25/22, TBA	1,987,727
200,000	4.50%, 5/25/24, TBA	204,008
133,025	2.50%, 9/1/27, Pool #AP5205	134,438
203,507	2.50%, 9/1/27, Pool #AB6194	205,737
47,065	2.50%, 2/1/28, Pool #AB8446	47,573
100,225	2.50%, 4/1/28, Pool #AB8870	100,899
68,814	3.00%, 4/1/28, Pool #AT3121	70,366
80,566	3.00%, 5/1/28, Pool #AT6033	82,368
278,843	2.50%, 8/1/28, Pool #AS0190	280,720
1,288,021	3.50%, 9/1/28, Pool #AL4245	1,336,904
16,864	3.00%, 10/1/28, Pool #AQ4132	17,188
154,280	3.00%, 10/1/28, Pool #AU8774	157,740
358,330	3.50%, 10/1/28, Pool #AV0198	371,898
17,976	3.00%, 11/1/28, Pool #AV0298	18,322
526,780	3.50%, 11/1/28, Pool #AV1360	546,744
428,666	3.00%, 4/1/29, Pool #AW0937	438,869
296,725	3.00%, 5/1/29, Pool #AW2544	304,225
598,724	3.00%, 6/1/29, Pool #AS2676	612,993
689,501	3.00%, 7/1/29, Pool #AW4229	707,034
157,145	3.00%, 7/1/29, Pool #AW1281	160,587
1,203,069	3.00%, 9/1/29, Pool #AL6897	1,233,561
403,853	3.50%, 9/1/29, Pool #AL5806	417,217
384,306	3.00%, 9/1/29, Pool #AS3220	393,459
181,556	3.50%, 9/1/29, Pool #AX0105	187,560
214,808	3.00%, 10/1/29, Pool #AS3594	220,260
51,050	3.50%, 10/1/29, Pool #AX2741	52,736
287,152	3.50%, 12/1/29, Pool #AS3988	296,650
810,743	3.00%, 1/1/30, Pool #AL6144	830,055
2,605,000	2.75%, 1/15/30(c)	2,013,274
31,922	2.50%, 2/1/30, Pool #AS4485	32,244
117,017	2.50%, 2/1/30, Pool #BM3403	118,588
36,610	2.50%, 2/1/30, Pool #AS4488	36,922
161,377	3.00%, 3/1/30, Pool #AL6583	165,482
234,890	2.50%, 3/1/30, Pool #AS4688	237,502
134,581	3.00%, 4/1/30, Pool #AL6584	137,789
106,309	2.50%, 4/1/30, Pool #AY3416	107,486
78,977	3.00%, 5/1/30, Pool #AL6761	80,982
53,021	2.50%, 5/1/30, Pool #AY0828	53,538
3,901,000	2.77%, 5/15/30(c)	2,987,206
435,135	3.00%, 6/1/30, Pool #AL9381	446,154
29,840	2.50%, 7/1/30, Pool #AS5405	30,156
35,466	3.00%, 7/1/30, Pool #AX9700	36,161
129,417	3.00%, 7/1/30, Pool #AX9701	132,506
110,582	3.00%, 7/1/30, Pool #AL7139	113,222
48,027	2.50%, 7/1/30, Pool #AZ2170	48,560

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$17,456	3.00%, 7/1/30, Pool #AZ2297	$17,798
176,761	2.50%, 7/1/30, Pool #AS5403	178,270
113,485	3.50%, 8/1/30, Pool #AS5708	117,231
200,976	3.00%, 8/1/30, Pool #AL7225	205,772
181,733	3.00%, 8/1/30, Pool #AL7227	185,958
865,617	3.50%, 8/1/30, Pool #AL7430	894,443
27,413	3.50%, 8/1/30, Pool #AS5707	28,479
141,898	3.00%, 8/1/30, Pool #AS5622	145,273
349,008	2.50%, 8/1/30, Pool #BM3552	351,328
85,491	2.50%, 8/1/30, Pool #AS5548	86,217
214,973	2.50%, 8/1/30, Pool #AS5616	217,149
26,844	3.00%, 8/1/30, Pool #AX3298	27,372
30,293	3.00%, 8/1/30, Pool #AZ7833	30,889
14,638	3.00%, 8/1/30, Pool #AZ8597	14,926
111,419	2.50%, 8/1/30, Pool #AS5614	112,659
155,577	3.00%, 8/1/30, Pool #AS5623	159,186
100,941	2.50%, 9/1/30, Pool #AS5786	101,800
126,152	2.50%, 9/1/30, Pool #AS5872	127,556
59,182	3.00%, 9/1/30, Pool #AZ5719	60,346
37,787	3.00%, 9/1/30, Pool #AL7320	38,747
109,313	3.00%, 9/1/30, Pool #AS5714	111,927
142,521	3.00%, 9/1/30, Pool #AS5728	145,322
17,273	2.50%, 11/1/30, Pool #AL7800	17,448
110,865	2.50%, 11/1/30, Pool #AS6142	111,809
121,400	2.50%, 11/1/30, Pool #AS6116	122,684
124,493	2.50%, 11/1/30, Pool #AS6141	125,878
114,456	2.50%, 11/1/30, Pool #AS6115	115,614
2,385,854	3.00%, 1/1/31, Pool #BM3537	2,440,374
199,677	2.50%, 3/1/31, Pool #BM1595	201,803
189,674	2.50%, 6/1/31, Pool #AS7320	191,871
302,968	2.50%, 7/1/31, Pool #AS7605	304,985
338,894	2.50%, 7/1/31, Pool #AS7617	341,154
50,211	4.00%, 8/1/31, Pool #AY4688	52,506
63,984	4.00%, 8/1/31, Pool #AY4707	66,847
2,484,910	3.00%, 8/1/31, Pool #AL9376	2,545,684
14,569	2.50%, 8/1/31, Pool #BC2777	14,666
207,576	3.00%, 9/1/31, Pool #AL9378	211,931
567,851	2.50%, 10/1/31, Pool #AS8193	573,813
417,707	2.50%, 10/1/31, Pool #AS8009	422,107
741,514	2.50%, 10/1/31, Pool #AS8208	746,445
1,382,149	2.50%, 10/1/31, Pool #AS8195	1,396,023
125,614	2.00%, 10/1/31, Pool #MA2774	123,823
2,809,667	2.50%, 10/1/31, Pool #BC4773	2,838,012
744,687	2.00%, 11/1/31, Pool #BM3054	734,055
458,111	2.50%, 11/1/31, Pool #AS8240	461,170
310,395	2.50%, 11/1/31, Pool #AS8241	313,663
220,850	2.50%, 11/1/31, Pool #AS8245	223,067
578,279	2.00%, 11/1/31, Pool #AS8251	570,028
37,454	2.00%, 11/1/31, Pool #AS8291	36,920
200,000	2.00%, 11/1/31, Pool #BC9040	197,151
387,647	2.50%, 11/1/31, Pool #BC2631	391,250
194,329	2.50%, 11/1/31, Pool #BC2629	195,629
210,208	2.50%, 11/1/31, Pool #BC2628	212,326
165,388	2.00%, 12/1/31, Pool #MA2845	163,028
1,344,080	3.50%, 2/1/32, Pool #AS8885	1,389,402
22,640	3.00%, 2/1/32, Pool #BE5670	23,146

See accompanying notes to the financial statements.

21

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$40,646	2.50%, 2/1/32, Pool #BM1036	$41,017
710,455	3.00%, 3/1/32, Pool #AS9327	726,304
730,272	2.50%, 3/1/32, Pool #AS9319	737,269
685,218	2.50%, 3/1/32, Pool #AS9318	691,065
372,100	2.50%, 3/1/32, Pool #AS9317	374,593
447,207	2.50%, 3/1/32, Pool #AS9316	451,552
643,784	2.50%, 3/1/32, Pool #AS9321	649,852
983,205	2.00%, 3/1/32, Pool #BM3061	969,179
3,010,095	3.50%, 4/1/32, Pool #BM3503	3,136,570
2,148,682	3.50%, 5/1/32, Pool #BM1602	2,231,320
3,242,785	3.00%, 6/1/32, Pool #BM1791	3,325,054
1,012,031	2.50%, 8/1/32, Pool #BM3578	1,022,538
392,864	3.00%, 9/1/32, Pool #BM3240	402,228
105,767	3.50%, 11/1/32, Pool #BJ2054	110,215
126,980	5.50%, 1/1/33, Pool #676661	138,571
68,880	3.50%, 1/1/33, Pool #BJ2096	72,020
1,971,795	2.50%, 2/1/33, Pool #BM3793	1,987,426
90,085	5.50%, 5/1/33, Pool #555424	99,795
245,000	2.50%, 7/25/33, TBA	246,646
145,998	4.00%, 9/1/33, Pool #BK7642	152,020
833,423	4.00%, 10/1/33, Pool #CA2404	867,720
606,795	4.00%, 10/1/33, Pool #CA2406	631,144
416,741	4.00%, 10/1/33, Pool #CA2527	434,299
421,570	4.00%, 10/1/33, Pool #CA2528	441,433
2,687,278	4.00%, 11/1/33, Pool #CA2557	2,815,519
433,580	4.00%, 11/1/33, Pool #CA2555	454,155
1,790,000	2.50%, 8/25/34, TBA	1,801,467
718,219	5.00%, 2/1/35, Pool #735226	768,638
214,543	5.50%, 2/1/35, Pool #735989	232,127
53,628	5.00%, 3/1/35, Pool #735288	58,453
19,454	6.00%, 4/1/35, Pool #735504	21,446
100,266	5.00%, 9/1/35, Pool #889974	109,417
213,010	4.00%, 1/1/36, Pool #AB0686	228,096
497,613	5.50%, 9/1/36, Pool #995113	540,989
55,602	3.00%, 10/1/36, Pool #AL9227	56,744
165,255	3.00%, 11/1/36, Pool #AS8349	168,767
398,430	3.00%, 11/1/36, Pool #AS8348	407,834
366,608	3.00%, 12/1/36, Pool #BE1896	374,137
476,083	3.00%, 12/1/36, Pool #AS8553	487,284
24,265	5.50%, 2/1/38, Pool #961545	26,214
15,337	6.00%, 3/1/38, Pool #889529	17,274
50,114	6.00%, 5/1/38, Pool #889466	56,436
116,915	5.50%, 5/1/38, Pool #889692	126,539
90,597	5.50%, 5/1/38, Pool #889441	98,357
77,877	5.50%, 6/1/38, Pool #995018	84,741
22,269	5.50%, 9/1/38, Pool #889995	24,206
53,183	6.00%, 10/1/38, Pool #889983	58,700
268,678	5.50%, 1/1/39, Pool #AB0200	296,871
123,135	4.50%, 4/1/39, Pool #930922	131,344
134,856	4.50%, 5/1/39, Pool #AL1472	143,740
1,239,842	5.00%, 6/1/39, Pool #AL7521	1,352,220
756,448	6.00%, 7/1/39, Pool #BF0056	845,649
56,653	5.50%, 10/1/39, Pool #AD0362	61,526
386,205	5.50%, 12/1/39, Pool #AC6680	416,691
55,094	5.50%, 12/1/39, Pool #AD0571	59,483
7,774,591	4.50%, 1/1/40, Pool #AC8568	8,352,314
48,112	5.50%, 3/1/40, Pool #AL5304	51,424

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$354,484	6.00%, 4/1/40, Pool #AL4141	$392,683
46,556	4.50%, 4/1/40, Pool #AD4038	50,022
66,750	6.50%, 5/1/40, Pool #AL1704	73,140
184,425	4.00%, 7/1/40, Pool #AE0113	193,721
95,954	4.50%, 7/1/40, Pool #AB1226	103,063
136,488	4.50%, 7/1/40, Pool #AD7127	143,220
4,845	4.00%, 8/1/40, Pool #AD9136	5,083
330,078	4.00%, 8/1/40, Pool #AE0216	346,309
39,793	6.00%, 9/1/40, Pool #AE0823	43,825
896,017	4.00%, 10/1/40, Pool #AB1614	940,116
371,519	4.00%, 10/1/40, Pool #AE7535	389,745
57,975	4.00%, 11/1/40, Pool #AE8407	60,817
39,779	4.00%, 12/1/40, Pool #AH0006	41,729
269,057	4.00%, 12/1/40, Pool #AH0946	282,297
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,948,390
75,760	4.00%, 1/1/41, Pool #AL7167	78,616
10,223,296	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 3/25/29 @ 100	10,835,932
591,993	4.00%, 4/1/41, Pool #AI1186	620,863
86,481	6.00%, 6/1/41, Pool #AL4142	95,654
54,083	4.50%, 7/1/41, Pool #AB3314	58,055
902,891	5.00%, 7/1/41, Pool #AL7524	957,751
693,210	4.00%, 9/1/41, Pool #AJ1541	726,959
49,971	4.50%, 9/1/41, Pool #AI8961	52,756
59,533	4.00%, 9/1/41, Pool #AI5228	62,433
1,054,438	5.50%, 9/1/41, Pool #AL8430	1,147,969
48,838	4.00%, 10/1/41, Pool #AC9312	51,227
3,137,561	4.00%, 11/1/41, Pool #AJ4701	3,290,671
51,741	4.00%, 12/1/41, Pool #AJ7684	54,264
159,837	4.00%, 12/1/41, Pool #AB4054	167,636
49,072	3.50%, 1/1/42, Pool #AK2073	50,515
325,044	3.50%, 1/1/42, Pool #AW8154	335,818
1,393,592	4.00%, 1/1/42, Pool #AB4307	1,461,575
168,915	4.00%, 2/1/42, Pool #AB4530	176,909
153,541	3.50%, 4/1/42, Pool #AO0777	157,011
56,037	3.50%, 4/1/42, Pool #AK7510	58,125
22,817	3.50%, 5/1/42, Pool #AO2881	23,667
96,753	4.00%, 5/1/42, Pool #A02114	101,352
91,192	4.00%, 5/1/42, Pool #AT6144	95,636
280,363	4.00%, 5/1/42, Pool #AO2961	293,626
25,211	3.50%, 6/1/42, Pool #AO3048	26,144
41,935	3.50%, 6/1/42, Pool #AL2168	43,489
93,830	4.00%, 6/1/42, Pool #AL2003	98,262
39,989	3.50%, 6/1/42, Pool #AK9225	41,477
47,250	3.50%, 6/1/42, Pool #AO3107	48,828
199,631	4.00%, 7/1/42, Pool #AL4244	209,388
57,171	3.50%, 7/1/42, Pool #AO9707	59,291
71,556	4.00%, 7/1/42, Pool #AL2607	73,971
3,325,513	4.00%, 7/1/42, Pool #AL2160	3,482,675
1,148,353	4.00%, 8/1/42, Pool #AL2242	1,202,758
91,828	3.50%, 8/1/42, Pool #AO7152	95,244
97,515	4.00%, 9/1/42, Pool #AL2901	102,132
316,957	4.50%, 9/1/42, Pool #AL2482	337,909
48,862	4.00%, 9/1/42, Pool #AX3706	51,242
437,686	3.50%, 10/1/42, Pool #AB6512	447,967
133,563	3.00%, 10/1/42, Pool #AP9726	135,538
439,890	3.50%, 12/1/42, Pool #AL8045	454,460

See accompanying notes to the financial statements.

22

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$854,712	3.00%, 12/1/42, Pool #AB7269	$867,364
228,078	3.00%, 12/1/42, Pool #AB7271	231,982
243,316	4.00%, 12/1/42, Pool #AL6055	254,821
195,391	3.00%, 12/1/42, Pool #AB7425	197,351
109,676	3.50%, 12/1/42, Pool #AQ7127	113,023
312,372	3.00%, 1/1/43, Pool #AB7565	316,992
552,116	3.00%, 1/1/43, Pool #AB7497	560,286
2,076,852	4.50%, 1/1/43, Pool #AL8206	2,214,112
569,697	3.00%, 1/1/43, Pool #AB7458	578,126
386,574	3.00%, 1/1/43, Pool #AB7755	393,196
154,637	4.00%, 1/1/43, Pool #AL7369	162,290
609,173	3.00%, 1/1/43, Pool #AB7567	618,173
211,408	3.00%, 2/1/43, Pool #AB8558	215,669
240,729	3.50%, 2/1/43, Pool #AL2935	248,770
217,185	3.00%, 2/1/43, Pool #AB7762	221,562
244,616	4.00%, 3/1/43, Pool #AL3300	256,219
139,425	3.00%, 3/1/43, Pool #AB8830	141,814
51,895	3.00%, 3/1/43, Pool #AB8712	52,783
401,822	3.00%, 3/1/43, Pool #AB8701	408,698
635,579	3.50%, 3/1/43, Pool #AL3409	654,430
139,640	3.00%, 3/1/43, Pool #AR9218	140,824
410,745	3.00%, 3/1/43, Pool #AR9194	419,004
47,141	3.50%, 3/1/43, Pool #AR9203	48,553
104,682	3.00%, 3/1/43, Pool #AR7576	105,565
93,491	3.00%, 3/1/43, Pool #AR7568	94,283
34,479	3.50%, 3/1/43, Pool #AR8128	35,516
19,426	3.50%, 3/1/43, Pool #AT0310	20,006
16,315	3.50%, 3/1/43, Pool #AR6909	16,804
22,256	3.50%, 4/1/43, Pool #AT3019	22,925
384,655	3.00%, 4/1/43, Pool #AB9016	391,243
60,299	3.00%, 4/1/43, Pool #AT2037	60,809
193,840	3.00%, 4/1/43, Pool #AT2040	195,481
110,364	3.00%, 4/1/43, Pool #AT2043	111,293
155,914	3.00%, 4/1/43, Pool #AR8630	157,233
53,232	3.00%, 4/1/43, Pool #AB9033	54,143
102,237	3.00%, 4/1/43, Pool #AB8924	103,105
112,811	3.00%, 4/1/43, Pool #AB8923	113,766
153,145	3.00%, 5/1/43, Pool #AL3759	156,231
198,327	3.00%, 5/1/43, Pool #AB9462	202,325
101,120	3.50%, 5/1/43, Pool #AB9255	104,153
36,068	3.50%, 5/1/43, Pool #MA1440	37,147
402,135	3.00%, 5/1/43, Pool #AT2719	410,225
275,423	3.00%, 5/1/43, Pool #AB9173	280,973
151,876	3.00%, 5/1/43, Pool #AT6654	154,938
82,358	3.00%, 6/1/43, Pool #AT7676	84,018
14,991	3.00%, 6/1/43, Pool #AB9564	15,294
24,327	3.50%, 6/1/43, Pool #AB9567	25,056
223,007	3.00%, 6/1/43, Pool #AB9662	227,498
71,346	3.50%, 7/1/43, Pool #AT3906	73,495
180,636	3.50%, 7/1/43, Pool #AR7145	186,044
203,128	3.50%, 7/1/43, Pool #AT8464	208,731
423,424	3.50%, 7/1/43, Pool #AT9667	436,129
623,126	3.50%, 7/1/43, Pool #AU0918	641,815
450,423	3.50%, 7/1/43, Pool #AL4010	463,723
2,788,428	3.00%, 7/1/43, Pool #AB9940	2,844,601
627,855	3.00%, 7/1/43, Pool #AL5778	640,503
13,755	3.50%, 8/1/43, Pool #AT7333	14,166

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$120,010	3.50%, 8/1/43, Pool #AU0570	$123,554
14,517	3.50%, 8/1/43, Pool #AU3032	14,954
507,822	3.50%, 8/1/43, Pool #AS0209	522,827
52,613	3.50%, 8/1/43, Pool #AU3270	54,159
508,527	3.00%, 8/1/43, Pool #AS0331	518,774
105,470	3.50%, 8/1/43, Pool #AU0613	108,571
17,316	3.50%, 9/1/43, Pool #AT7267	17,835
1,706,242	4.00%, 10/1/43, Pool #BM1502	1,791,161
114,980	4.00%, 10/1/43, Pool #AL7577	120,668
1,114,174	3.50%, 11/1/43, Pool #AL9745	1,158,938
1,337,437	5.00%, 12/1/43, Pool #AL7777	1,450,984
101,766	3.50%, 1/1/44, Pool #AS1539	104,823
95,473	3.50%, 1/1/44, Pool #AS1703	98,342
128,453	4.00%, 3/1/44, Pool #AV6577	136,110
3,588,589	4.50%, 4/1/44, Pool #AL6887	3,817,056
3,561,373	3.50%, 5/1/44, Pool #BM5002	3,673,666
25,664	3.50%, 6/1/44, Pool #AW6405	26,806
12,056	3.50%, 6/1/44, Pool #AS2591	12,421
4,925,939	3.50%, 6/1/44, Pool #AL9405	5,092,106
23,869	4.00%, 7/1/44, Pool #AW7055	25,297
927,092	4.00%, 8/1/44, Pool #890629	972,075
1,580,967	4.00%, 8/1/44, Pool #AL5601	1,652,718
740,747	5.00%, 11/1/44, Pool #AL8878	802,679
16,360	4.00%, 12/1/44, Pool #AY0299	17,497
205,343	4.00%, 12/1/44, Pool #AX9372	217,616
15,991	4.00%, 12/1/44, Pool #AX6255	17,103
659,200	4.00%, 1/1/45, Pool #AS4083	698,604
66,346	4.00%, 1/1/45, Pool #AX8713	70,305
183,043	4.00%, 1/1/45, Pool #AY0367	194,036
112,275	4.00%, 2/1/45, Pool #AY2693	119,962
27,652	4.00%, 2/1/45, Pool #AY1866	29,547
482,228	3.50%, 2/1/45, Pool #BM1100	496,685
173,764	4.00%, 2/1/45, Pool #AS4308	184,068
25,295	4.00%, 5/1/45, Pool #AY8218	26,794
62,348	4.00%, 5/1/45, Pool #AY9770	66,613
740,313	4.00%, 5/1/45, Pool #AS5017	791,098
400,232	5.00%, 6/1/45, Pool #BM3784	431,277
1,179,746	3.50%, 7/1/45, Pool #AS5453	1,215,114
450,759	3.50%, 7/1/45, Pool #AS5459	464,054
60,588	3.50%, 8/1/45, Pool #AS5640	62,403
231,435	4.50%, 9/1/45, Pool #AL7936	246,593
137,509	4.00%, 10/1/45, Pool #AL7443	145,677
44,614	4.00%, 10/1/45, Pool #BA2879	46,816
480,040	4.00%, 10/1/45, Pool #AS5949	508,539
561,857	3.50%, 10/1/45, Pool #MA2414	574,530
44,811	4.00%, 10/1/45, Pool #BA2878	47,474
47,261	4.00%, 10/1/45, Pool #BA2877	50,501
46,783	4.00%, 10/1/45, Pool #AZ9244	49,562
98,621	4.00%, 10/1/45, Pool #AL7442	105,407
40,977	4.00%, 10/1/45, Pool #AZ9243	43,786
1,641,842	3.50%, 11/1/45, Pool #BM1124	1,717,471
100,393	3.50%, 11/1/45, Pool #AS6195	103,352
207,660	4.00%, 11/1/45, Pool #BA2905	219,960
140,577	4.00%, 11/1/45, Pool #BA2904	150,227
15,730	4.50%, 11/1/45, Pool #AS6233	16,575
117,713	4.50%, 11/1/45, Pool #AL9501	125,593

See accompanying notes to the financial statements.

23

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$418,468	3.50%, 12/1/45, Pool #AL9635	$433,084
376,457	4.50%, 12/1/45, Pool #BM1756	400,153
458,646	4.00%, 12/1/45, Pool #AS6347	481,342
63,701	4.00%, 12/1/45, Pool #BA2924	66,846
118,642	4.00%, 12/1/45, Pool #BA4736	126,779
136,646	4.00%, 12/1/45, Pool #BA4737	144,729
163,172	4.00%, 1/1/46, Pool #BA4781	174,711
281,550	4.00%, 2/1/46, Pool #AS6662	297,275
529,136	3.50%, 3/1/46, Pool #AS6823	543,679
486,319	3.50%, 4/1/46, Pool #AS7015	499,640
207,375	3.50%, 4/1/46, Pool #AL8521	216,623
5,723,849	3.50%, 4/1/46, Pool #BC5981	5,978,938
331,865	3.50%, 5/1/46, Pool #AL8570	341,775
131,976	3.00%, 6/1/46, Pool #AS7370	134,791
1,829,783	4.00%, 6/1/46, Pool #AL9093	1,921,023
67,161	3.50%, 6/1/46, Pool #BC1154	69,262
1,418,492	3.50%, 6/1/46, Pool #AS7353	1,457,503
238,599	3.00%, 6/1/46, Pool #AS7362	242,743
28,368	3.00%, 6/1/46, Pool #AS7365	28,722
1,752,778	3.50%, 6/1/46, Pool #AS7383	1,800,908
947,883	4.50%, 7/1/46, Pool #BM1920	1,010,886
3,853,824	3.50%, 7/1/46, Pool #BA7748	3,961,480
647,598	4.50%, 7/1/46, Pool #BM3053	704,990
3,380,589	3.00%, 7/1/46, Pool #BC1450	3,434,127
4,710,203	4.00%, 7/1/46, Pool #AL8857	4,993,657
37,702	4.00%, 8/1/46, Pool #BD3933	39,547
770,933	3.50%, 8/1/46, Pool #AL8952	792,124
39,283	3.00%, 8/1/46, Pool #AL9031	39,810
3,565,177	3.00%, 8/1/46, Pool #BC1486	3,621,726
53,841	4.00%, 8/1/46, Pool #BD4900	56,465
1,259,578	Class UF, Series 2016-48, 2.80% (US0001M+40bps), 8/25/46	1,256,449
363,060	3.00%, 9/1/46, Pool #AS7878	367,570
194,233	3.00%, 9/1/46, Pool #AS7889	196,840
719,522	3.50%, 9/1/46, Pool #AL9511	753,246
2,980,124	3.00%, 9/1/46, Pool #AS7847	3,027,424
2,293,933	3.00%, 9/1/46, Pool #BD1469	2,317,659
276,389	3.00%, 9/1/46, Pool #AL9045	279,830
811,314	3.00%, 9/1/46, Pool #AL9214	824,179
111,969	4.00%, 9/1/46, Pool #BD1481	117,432
20,270	3.50%, 9/1/46, Pool #BE0547	20,862
30,510	4.00%, 9/1/46, Pool #BD7826	31,989
607,894	3.00%, 10/1/46, Pool #AL9266	617,510
4,740,123	3.00%, 10/1/46, Pool #BD3309	4,799,193
807,378	3.00%, 10/1/46, Pool #AL9215	816,613
968,540	3.00%, 10/1/46, Pool #BD8925	980,549
893,256	3.00%, 11/1/46, Pool #AL9325	903,475
298,359	3.00%, 11/1/46, Pool #BD9643	301,783
741,623	3.00%, 11/1/46, Pool #BD9644	750,039
267,751	3.00%, 11/1/46, Pool #AL9481	271,062
47,189	3.50%, 11/1/46, Pool #BE1932	48,547
528,176	3.50%, 11/1/46, Pool #BM1938	552,231
395,874	3.00%, 11/1/46, Pool #BD9645	400,286
306,418	3.00%, 11/1/46, Pool #BD9641	310,188
4,807,524	3.50%, 11/1/46, Pool #AL9424	4,946,991
6,409,671	4.00%, 11/1/46, Pool #AS8374	6,777,267

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$95,434	3.50%, 11/1/46, Pool #BD8477	$98,184
1,093,945	3.50%, 11/1/46, Pool #BD8970	1,127,581
724,745	3.00%, 11/1/46, Pool #BD8962	733,735
1,665,921	4.00%, 11/1/46, Pool #AS8379	1,757,493
323,332	4.00%, 11/1/46, Pool #BC9012	339,043
33,424	3.50%, 11/1/46, Pool #BC7299	34,400
691,688	3.50%, 11/1/46, Pool #AS8371	724,000
1,770,164	3.00%, 12/1/46, Pool #AS8486	1,788,675
1,378,092	3.50%, 12/1/46, Pool #AS8493	1,417,418
685,555	3.50%, 12/1/46, Pool #BC9084	710,781
120,375	3.50%, 12/1/46, Pool #AL9593	124,066
2,043,446	3.50%, 1/1/47, Pool #AL9725	2,140,660
199,553	3.00%, 1/1/47, Pool #AS8589	202,033
471,281	4.00%, 1/1/47, Pool #BD2439	494,217
804,613	3.50%, 1/1/47, Pool #AS8653	842,224
128,544	3.50%, 1/1/47, Pool #BE4913	132,277
308,862	3.50%, 1/1/47, Pool #AL9774	318,607
244,947	3.50%, 1/1/47, Pool #BD8531	252,458
327,361	3.50%, 2/1/47, Pool #BE3188	342,125
1,019,752	3.50%, 2/1/47, Pool #BM3792	1,054,745
391,826	3.00%, 2/1/47, Pool #BD5049	395,929
104,526	3.00%, 2/1/47, Pool #BD5056	105,829
690,464	3.00%, 3/1/47, Pool #AS8936	698,422
852,830	3.00%, 3/1/47, Pool #AS8925	861,753
2,269,465	4.00%, 3/1/47, Pool #890824	2,404,729
3,128,655	4.00%, 3/1/47, Pool #BM1155	3,316,779
757,023	3.50%, 5/1/47, Pool #BM1174	786,774
195,829	3.50%, 5/1/47, Pool #BM1937	205,101
836,514	4.00%, 5/1/47, Pool #BH0398	878,394
641,315	3.50%, 6/1/47, Pool #BM1902	659,552
749,583	4.00%, 7/1/47, Pool #BH3401	787,336
451,012	3.50%, 7/1/47, Pool #BM1571	463,828
908,496	4.00%, 8/1/47, Pool #BM1619	954,418
269,750	3.50%, 9/1/47, Pool #BM1822	281,968
107,557	3.50%, 9/1/47, Pool #BH8295	110,414
582,378	3.50%, 10/1/47, Pool #BM1952	608,642
440,251	4.50%, 10/1/47, Pool #BM3052	476,062
685,339	3.50%, 11/1/47, Pool #CA0689	717,125
109,072	3.50%, 11/1/47, Pool #CA0681	113,999
3,631,164	3.50%, 12/1/47, Pool #BH7060	3,758,234
536,138	4.50%, 12/1/47, Pool #BH7067	561,775
818,680	3.50%, 12/1/47, Pool #BM3282	850,859
541,433	4.00%, 12/1/47, Pool #BM3261	567,841
52,537	3.50%, 12/1/47, Pool #BM3327	54,907
723,560	3.50%, 12/1/47, Pool #BM3326	757,101
142,222	3.50%, 1/1/48, Pool #BJ8120	148,794
1,341,755	3.50%, 1/1/48, Pool #CA0993	1,377,420
52,752	3.50%, 1/1/48, Pool #BJ8650	54,976
1,497,705	3.50%, 1/1/48, Pool #CA1058	1,567,202
284,123	3.50%, 1/1/48, Pool #BJ5879	296,984
80,662	3.50%, 1/1/48, Pool #BJ8126	82,814
1,179,224	4.00%, 2/1/48, Pool #CA1199	1,224,853
251,006	4.00%, 2/1/48, Pool #BJ9057	260,415
1,720,604	4.00%, 2/1/48, Pool #CA1255	1,784,238
238,346	4.00%, 2/1/48, Pool #BJ9058	252,050
1,799,628	4.00%, 3/1/48, Pool #CA1372	1,887,483

See accompanying notes to the financial statements.

24

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$189,545	4.00%, 4/1/48, Pool #BM3762	$198,798
207,810	4.00%, 4/1/48, Pool #BM3763	221,037
736,516	4.00%, 4/1/48, Pool #CA1549	772,471
5,790,081	4.00%, 4/1/48, Pool #CA1545	6,002,740
3,858,692	4.00%, 4/1/48, Pool #CA1541	4,081,684
318,120	4.50%, 4/1/48, Pool #BM3846	346,693
6,921,598	4.50%, 5/1/48, Pool #CA1704	7,456,398
826,837	5.00%, 6/1/48, Pool #CA2317	874,333
35,489	4.50%, 7/1/48, Pool #BK4471	37,705
172,258	4.50%, 7/1/48, Pool #BK6113	184,229
4,823,000	6.00%, 7/25/48, TBA	5,279,678
1,700,000	5.50%, 7/25/48, TBA	1,812,359
2,900,000	2.50%, 7/25/48, TBA	2,880,063
4,323,425	5.00%, 9/1/48, Pool #MA3472	4,569,770
687,002	5.00%, 10/1/48, Pool #BK7881	725,840
435,140	5.00%, 10/1/48, Pool #MA3501	459,934
670,073	5.00%, 11/1/48, Pool #MA3527	707,669
2,462,732	3.00%, 11/1/48, Pool #BM5024	2,486,681
2,571,640	4.00%, 11/25/48, Pool #BM5003	2,724,992
2,629,905	5.00%, 12/1/48, Pool #MA3538	2,779,813
261,848	5.00%, 12/1/48, Pool #BN4404	276,754
284,818	5.00%, 1/1/49, Pool #MA3565	301,528
497,703	5.00%, 1/1/49, Pool #BN4430	526,133
684,293	5.00%, 1/1/49, Pool #BN3949	724,466
8,321,000	4.00%, 7/25/49, TBA	8,599,233
1,223,832	3.00%, 7/25/49, TBA	1,233,967
2,576,000	4.50%, 7/25/49, TBA	2,691,794
2,900,000	2.50%, 8/25/49, TBA	2,876,098
10,389,000	5.00%, 8/25/49, TBA	10,981,903
21,134,000	4.50%, 8/25/49, TBA	22,084,203

		369,069,039

Government National Mortgage Association (10.5%)
20,839	4.50%, 9/15/33, Pool #615516	22,227
73,594	5.00%, 12/15/33, Pool #783571	76,542
21,347	6.50%, 8/20/38, Pool #4223	24,131
22,907	6.50%, 10/15/38, Pool #673213	24,883
11,511	6.50%, 11/20/38, Pool #4292	13,013
22,536	6.50%, 12/15/38, Pool #782510	24,911
245,655	5.00%, 1/15/39, Pool #782557	261,264
113,274	5.00%, 4/15/39, Pool #711939	121,714
164,474	5.00%, 4/15/39, Pool #782619	174,928
19,077	4.00%, 4/20/39, Pool #4422	19,973
15,858	5.00%, 6/15/39, Pool #782696	16,924
65,278	4.00%, 7/20/39, Pool #4494	68,460
106,881	5.00%, 10/20/39, Pool #4559	114,736
12,358	4.50%, 12/20/39, Pool #G24598	13,183
33,504	4.50%, 1/15/40, Pool #728627	35,835
15,502	4.50%, 1/20/40, Pool #4617	16,415
12,132	4.50%, 2/20/40, Pool #G24636	12,928
84,928	5.00%, 5/15/40, Pool #782958	91,003
834	4.50%, 5/20/40, Pool #G24696	889
72,334	5.00%, 6/15/40, Pool #697862	78,865
743,397	4.50%, 7/15/40, Pool #733795	795,256
76,804	4.50%, 7/15/40, Pool #745793	82,148
31,597	4.50%, 7/20/40, Pool #4746	33,668
60,284	4.50%, 8/20/40, Pool #4771	64,231

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$18,118	4.00%, 9/20/40, Pool #G24800	$18,939
28,558	4.50%, 9/20/40, Pool #748948	30,009
146,250	4.50%, 10/15/40, Pool #783609	156,408
461,835	4.00%, 10/20/40, Pool #G24833	482,782
53,657	4.50%, 10/20/40, Pool #4834	57,172
861,593	4.00%, 11/20/40, Pool #4853	899,346
418,092	4.00%, 12/20/40, Pool #G24882	441,940
174,427	4.00%, 1/15/41, Pool #759138	182,644
369,125	4.00%, 1/20/41, Pool #4922	390,182
46,987	4.50%, 2/15/41, Pool #738019	50,097
1,392,009	4.00%, 2/20/41, Pool #742887	1,445,306
6,267	4.00%, 2/20/41, Pool #4945	6,625
126,065	4.00%, 3/15/41, Pool #762838	132,025
8,536	5.00%, 4/20/41, Pool #5018	9,262
141,191	4.50%, 6/20/41, Pool #783590	149,067
18,387	5.00%, 6/20/41, Pool #5083	19,953
63,423	4.50%, 7/20/41, Pool #754367	66,028
416,967	4.00%, 7/20/41, Pool #742895	432,535
9,343	5.00%, 7/20/41, Pool #5116	9,946
324,010	4.50%, 7/20/41, Pool #5115	345,250
96,139	4.50%, 7/20/41, Pool #783584	101,503
106,740	4.50%, 11/15/41, Pool #783610	114,166
286,520	3.50%, 1/15/42, Pool #553461	298,733
388,132	4.00%, 4/20/42, Pool #MA0023	410,275
149,218	5.00%, 7/20/42, Pool #MA0223	158,823
468,165	3.50%, 4/15/43, Pool #AD2334	485,211
730,359	3.50%, 4/20/43, Pool #MA0934	758,247
406,341	3.50%, 5/20/43, Pool #MA1012	422,696
34,643	4.00%, 7/20/43, Pool #MA1158	36,620
1,490,393	4.50%, 6/20/44, Pool #MA1997	1,569,284
29,762	4.00%, 8/20/44, Pool #AI4167	30,901
1,308,472	4.00%, 8/20/44, Pool #MA2149	1,365,680
30,338	4.00%, 8/20/44, Pool #AJ2723	31,483
19,573	4.00%, 8/20/44, Pool #AJ4687	20,320
14,984	4.00%, 8/20/44, Pool #AI4166	15,588
79,901	3.00%, 12/20/44, Pool #MA2444	82,030
648,902	5.00%, 12/20/44, Pool #MA2448	696,512
1,556,712	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,762,779
652,208	3.00%, 2/15/45, Pool #784439	670,373
3,571,438	3.50%, 4/20/45, Pool #MA2754	3,702,666
1,521,080	3.00%, 4/20/45, Pool #MA2753	1,562,364
4,299,769	3.50%, 5/20/45, Pool #MA2826	4,459,732
81,460	3.00%, 6/20/45, Pool #MA2891	83,533
244,439	3.00%, 7/20/45, Pool #MA2960	250,659
80,829	3.00%, 8/20/45, Pool #MA3033	82,805
495,622	3.00%, 10/20/45, Pool #MA3172	508,237
373,608	5.00%, 12/20/45, Pool #MA3313	409,089
21,833,153	3.50%, 3/20/46, Pool #MA3521	22,569,633
9,059,563	3.00%, 4/20/46, Pool #MA3596	9,294,330
13,514,855	3.50%, 4/20/46, Pool #MA3597	13,986,632
64,071	3.00%, 5/20/46, Pool #MA3662	65,649
4,290,527	3.50%, 5/20/46, Pool #MA3663	4,439,698
1,457,285	3.00%, 6/20/46, Pool #MA3735	1,491,857
9,024,409	3.50%, 6/20/46, Pool #MA3736	9,338,259
2,866,597	3.00%, 7/20/46, Pool #MA3802	2,934,605
1,489,445	3.50%, 7/20/46, Pool #MA3803	1,539,680
13,440,399	3.00%, 8/20/46, Pool #MA3873	13,759,384

See accompanying notes to the financial statements.

25

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$5,927,742	3.00%, 9/20/46, Pool #MA3936	$6,068,436
5,740,385	3.50%, 9/20/46, Pool #MA3937	5,933,034
135,903	3.50%, 10/20/46, Pool #AX4343	140,395
296,266	3.50%, 10/20/46, Pool #AX4345	308,015
350,985	3.50%, 10/20/46, Pool #AX4344	365,621
159,706	3.50%, 10/20/46, Pool #AX4342	165,000
156,729	3.50%, 10/20/46, Pool #AX4341	161,737
30,672	4.00%, 10/20/46, Pool #AQ0542	31,976
155,338	3.00%, 11/20/46, Pool #MA4068	159,025
448,417	3.00%, 12/20/46, Pool #MA4126	458,288
162,380	4.50%, 3/15/47, Pool #AZ8560	172,784
247,951	4.50%, 4/15/47, Pool #AZ8596	267,727
168,848	4.50%, 4/15/47, Pool #AZ8597	179,668
150,946	4.50%, 5/15/47, Pool #BA7888	162,999
24,212	4.00%, 9/15/47, Pool #BC5919	25,405
34,965	4.00%, 10/15/47, Pool #BD3187	36,506
31,121	4.00%, 10/15/47, Pool #BE1031	32,654
24,308	4.00%, 11/15/47, Pool #BE1030	25,432
37,029	4.00%, 12/15/47, Pool #BE4664	38,854
26,402	4.00%, 1/15/48, Pool #BE0204	27,623
41,221	4.00%, 1/15/48, Pool #BE0143	43,250
8,606,502	4.50%, 7/20/48, Pool #MA5331	8,969,353
29,522,000	4.00%, 7/20/48, TBA	30,601,397
812,207	4.50%, 9/20/48, Pool #BD0560	844,879
18,262,832	4.50%, 9/20/48, Pool #MA5467	19,032,801
1,000,000	5.00%, 7/15/49, TBA	1,048,750
2,800,000	4.50%, 7/15/49, TBA	2,948,750
25,670,000	3.50%, 7/15/49	26,528,340
8,260,000	3.00%, 7/15/49	8,443,269

		220,245,647

Total U.S. Government Agency Mortgages (Cost $717,568,594)		725,552,219

U.S. Treasury Obligations (27.4%):
U.S. Treasury Bonds (8.0%)
2,480,000	5.38%, 2/15/31	3,330,175
20,525,000	4.75%, 2/15/37^	28,096,801
31,340,000	3.13%, 11/15/41	35,071,418
11,080,000	3.63%, 8/15/43	13,372,175
1,205,000	3.13%, 8/15/44	1,344,328
15,000	2.50%, 2/15/45	14,944
955,000	3.00%, 5/15/45	1,044,382
1,770,000	2.88%, 8/15/45	1,891,688
1,543,000	3.00%, 2/15/47	1,691,996
5,645,000	3.00%, 2/15/48	6,183,921
39,030,000	3.13%, 5/15/48(d)	43,798,977
7,265,000	3.00%, 8/15/48	7,967,662
4,420,000	3.38%, 11/15/48	5,203,169
14,555,000	3.00%, 2/15/49^	15,987,758
1,805,000	2.88%, 5/15/49	1,936,427

		166,935,821

U.S. Treasury Inflation Index Bonds (0.4%)
8,667,144	1.00%, 2/15/48	9,118,336

U.S. Treasury Inflation Index Notes (2.0%)
21,841,929	0.63%, 4/15/23	22,098,343
3,976,261	0.50%, 4/15/24^	4,025,436
16,534,119	0.88%, 1/15/29	17,407,840

		43,531,619

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (17.0%)
$20,700,000	2.25%, 3/31/21	$20,861,719
12,130,000	2.25%, 4/30/21	12,232,347
2,949,000	1.38%, 5/31/21	2,926,883
82,420,000	2.13%, 5/31/21^	82,986,636
30,000	2.75%, 8/15/21	30,623
6,035,000	2.88%, 11/15/21	6,193,419
4,613,000	2.88%, 11/30/23	4,834,280
4,160,000	2.63%, 12/31/23	4,316,650
3,587,000	2.50%, 1/31/24	3,704,698
23,375,000	2.25%, 4/30/24	23,904,590
16,840,000	2.00%, 5/31/24	17,039,975
32,537,000	2.13%, 9/30/24	33,086,062
890,000	3.00%, 10/31/25	951,188
1,550,000	2.88%, 11/30/25	1,646,148
11,900,000	2.63%, 1/31/26	12,465,250
18,430,000	2.50%, 2/28/26	19,167,200
14,555,000	2.25%, 3/31/26	14,914,327
2,435,000	2.38%, 4/30/26	2,514,138
19,590,000	2.13%, 5/31/26	19,914,459
6,455,000	1.88%, 6/30/26	6,457,269
40,000	2.88%, 5/15/28	42,950
41,440,000	2.88%, 8/15/28	44,535,049
1,535,000	3.13%, 11/15/28	1,683,703
14,515,000	2.63%, 2/15/29	15,308,789
6,870,000	2.38%, 5/15/29	7,099,716

		358,818,068

Total U.S. Treasury Obligations (Cost $554,541,412)		578,403,844

Commercial Paper (6.1%):
21,610,000	AT&T, Inc., 2.96%(c)	21,558,589
4,100,000	Boston Scientific Corp., 3.09%(c)	4,093,317
9,250,000	Cigna Corp., 2.85%(c)	9,232,481
21,280,000	Enbridge Gas Distribution, 2.96%(c)	21,229,354
18,000,000	Ford Motor Credit Co. LLC, 8.28%(c)	17,995,860
12,390,000	Nissan Motor Acceptance Corp., 2.84%(c)	12,314,235
12,750,000	Oncor Electric Delivery Co. LLC, 3.02%(c)	12,733,973
15,000,000	VW Credit, Inc., 2.87%(c)	14,882,655
13,750,000	VW Credit, Inc., 2.87%(c)	13,641,320

Total Commercial Paper (Cost $127,683,690)		127,681,784

Securities Held as Collateral for Securities on Loan (4.4%):
92,223,825	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(e)	92,223,825

Total Securities Held as Collateral for Securities on Loan (Cost $92,223,825)		92,223,825

Money Markets (0.1%):
2,628,537	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	2,628,537

Total Money Markets (Cost $2,628,537)		2,628,537

Total Investment Securities (Cost $2,268,016,585) — 110.4%(f)		2,326,490,469
Net other assets (liabilities) — (10.4)%		(219,627,394)

Net Assets — 100.0%		$2,106,863,075

See accompanying notes to the financial statements.

26

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2019.

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $89,084,768.

†	Represents less than 0.05%

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2019.

(c)	The rate represents the effective yield at June 30, 2019.

(d)	All or a portion of this security had been pledged as collateral for open derivative positions,

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (-9.4%):

At June 30, 2019, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	2.50%	7/25/49	$(2,900,000)	$(2,874,398)	$(2,880,063)
Federal National Mortgage Association, TBA	3.00%	7/25/34	(1,718,000)	(1,747,260)	(1,751,555)
Federal National Mortgage Association, TBA	3.50%	7/25/34	(8,704,766)	(8,910,144)	(8,983,590)
Federal National Mortgage Association, TBA	3.50%	7/25/48	(8,575,945)	(8,786,759)	(8,767,564)
Federal National Mortgage Association, TBA	3.50%	8/25/49	(87,600,000)	(89,430,125)	(89,536,782)
Federal National Mortgage Association, TBA	4.00%	7/25/33	(3,926,000)	(4,064,330)	(4,075,525)
Federal National Mortgage Association, TBA	5.00%	7/25/48	(13,140,000)	(13,843,077)	(13,885,284)

Government National Mortgage Association
Government National Mortgage Association, TBA	3.00%	7/20/49	(20,205,500)	(20,520,949)	(20,638,024)
Government National Mortgage Association, TBA	3.50%	7/20/48	(25,812,203)	(26,542,205)	(26,659,166)
Government National Mortgage Association, TBA	4.50%	7/20/48	(19,248,000)	(19,999,875)	(20,060,025)

				$(196,719,122)	$(197,237,578)

Futures Contracts

At June 30, 2019, the Fund’s futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Euro-Bund September Futures (Euro)	9/6/19	139	$(27,295,614)	$(301,782)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	9/19/19	613	(78,444,874)	(958,670)
U.S. Treasury 10-Year Ultra Note September Futures (U.S. Dollar)	9/19/19	246	(33,978,750)	(619,942)
U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/30/19	549	(64,867,809)	(734,319)

				$(2,614,713)

See accompanying notes to the financial statements.

27

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	9/30/19	1,336	287,479,946	$1,931,401
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar)	9/19/19	114	17,737,693	469,998

				$2,401,399

Total Net Futures Contracts				$(213,314)

See accompanying notes to the financial statements.

28

AZL Enhanced Bond Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$2,268,016,585

Investment securities, at value(a)	$2,326,490,469
Cash	70,582
Interest and dividends receivable	12,044,288
Foreign currency, at value (cost $41,664)	41,665
Receivable for capital shares issued	2,072
Receivable for investments sold	427,871,767
Prepaid expenses	11,512

Total Assets	2,766,532,355

Liabilities:
Payable for investments purchased	368,646,188
Payable for capital shares redeemed	239,511
Payable for collateral received on loaned securities	92,223,825
Securities sold short (Proceeds received $196,719,122)	197,237,578
Payable for variation margin on futures contracts	112,377
Manager fees payable	603,640
Administration fees payable	40,172
Distribution fees payable	431,172
Custodian fees payable	17,063
Administrative and compliance services fees payable	7,414
Transfer agent fees payable	1,967
Trustee fees payable	6,499
Other accrued liabilities	101,874

Total Liabilities	659,669,280

Net Assets	$2,106,863,075

Net Assets Consist of:
Paid in capital	$2,029,459,577
Total distributable earnings	77,403,498

Net Assets	$2,106,863,075

Shares of beneficial interest (unlimited number of shares authorized, no par value)	187,856,769
Net Asset Value (offering and redemption price per share)	$11.22

(a)	Includes securities on loan of $89,084,768.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$33,145,066
Dividends	196,461
Income from securities lending	159,221

Total Investment Income	33,500,748

Expenses:
Manager fees	3,465,279
Administration fees	347,362
Distribution fees	2,475,205
Custodian fees	40,489
Administrative and compliance services fees	20,790
Transfer agent fees	4,702
Trustee fees	65,760
Professional fees	61,240
Shareholder reports	14,333
Other expenses	44,202

Total expenses	6,539,362

Net Investment Income/(Loss)	26,961,386

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	103,764
Net realized gains/(losses) on forward currency contracts	(30,466)
Net realized gains/(losses) on futures contracts	(2,385,766)
Net realized gains/(losses) on securities held short	6,249,924
Change in net unrealized appreciation/depreciation on securities and foreign currencies	84,871,385
Change in net unrealized appreciation/depreciation on forward currency contracts	(10,153)
Change in net unrealized appreciation/depreciation on futures contracts	(828,651)
Change in net unrealized appreciation/depreciation on securities held short	1,206,007

Net realized and Change in net unrealized gains/losses on investments	89,176,044

Change in Net Assets Resulting From Operations	$116,137,430

See accompanying notes to the financial statements.

29

AZL Enhanced Bond Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$26,961,386	$48,297,697
Net realized gains/(losses) on investments	3,937,456	(35,356,910)
Change in unrealized appreciation/depreciation on investments	85,238,588	(26,304,630)

Change in net assets resulting from operations	116,137,430	(13,363,843)

Distributions to Shareholders:
Distributions	—	(43,264,943)

Change in net assets resulting from distributions to shareholders	—	(43,264,943)

Capital Transactions:
Proceeds from shares issued	181,628,715	93,845,414
Proceeds from dividends reinvested	—	43,264,943
Value of shares redeemed	(127,220,813)	(192,843,088)

Change in net assets resulting from capital transactions	54,407,902	(55,732,731)

Change in net assets	170,545,332	(112,361,517)
Net Assets:
Beginning of period	1,936,317,743	2,048,679,260

End of period	$2,106,863,075	$1,936,317,743

Share Transactions:
Shares issued	16,704,377	8,778,364
Dividends reinvested	—	4,180,188
Shares redeemed	(11,679,265)	(18,255,752)

Change in shares	5,025,112	(5,297,200)

See accompanying notes to the financial statements.

30

AZL Enhanced Bond Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$10.59		$10.89	$10.67	$10.78	$11.13	$10.67

Investment Activities:
Net Investment Income/(Loss)	0.15	(a)	0.28	0.20	0.09	0.27	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.48		(0.35)	0.12	0.16	(0.24)	0.43

Total from Investment Activities	0.63		(0.07)	0.32	0.25	0.03	0.57

Distributions to Shareholders From:
Net Investment Income	—		(0.23)	(0.10)	(0.22)	(0.24)	(0.11)
Net Realized Gains	—		—	—	(0.14)	(0.14)	—

Total Dividends	—		(0.23)	(0.10)	(0.36)	(0.38)	(0.11)

Net Asset Value, End of Period	$11.22		$10.59	$10.89	$10.67	$10.78	$11.13

Total Return(b)	5.85	%(c)	(0.58)%	3.01%	2.28%	0.23%	5.35%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,106,863		$1,936,318	$2,048,679	$2,009,721	$682,269	$949,426
Net Investment Income/(Loss)(d)	2.72%		2.41%	1.87%	1.93%	1.65%	1.49%
Expenses Before Reductions(d)(e)	0.66%		0.65%	0.65%	0.67%	0.66%	0.65%
Expenses Net of Reductions(d)	0.66%		0.65%	0.65%	0.67%	0.66%	0.65%
Portfolio Turnover Rate	55	%(c)	144%	214%	288%	342%	564%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

31

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

32

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $15,801 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $89,084,768 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2019, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund participated in following cross-trade transactions:

	Purchases	Sales	Realized Gains/(Losses)

AZL Enhanced Bond Index Fund	$—	$378,268	$17,209

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

33

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Forward Currency Contracts

During the period ended June 30, 2019, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2019, the monthly average notional amount for long contracts was $0.7 million and the monthly average notional amount for short contracts was $0.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $287.3 million and the monthly average notional amount for short contracts was $181.6 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Interest Rate Risk

Interest Rate Contracts	Receivable for variation margin on futures contracts	$2,401,399	Payable for variation margin on futures contracts*	$2,614,713

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk

Interest Rate Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$(2,385,766)	$(828,651)

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/Change in net unrealized appreciation/depreciation on futures contracts	(30,466)	(10,153)

Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Fund has adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Financial Management, Inc. (“BlackRock Financial”), BlackRock Financial provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive

34

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Enhanced Bond Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $8,583 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

35

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Asset Backed Securities	$—	$80,617,791	$—	$80,617,791
Collateralized Mortgage Obligations	—	72,805,764	—	72,805,764
Corporate Bonds+	—	496,581,611	—	496,581,611
Yankee Dollars+	—	147,251,378	—	147,251,378
Municipal Bonds	—	2,743,716	—	2,743,716
U.S. Government Agency Mortgages	—	725,552,219	—	725,552,219
U.S. Treasury Obligations	—	578,403,844	—	578,403,844
Commercial Paper	—	127,681,784	—	127,681,784
Securities Held as Collateral for Securities on Loan	—	—	92,223,825	92,223,825
Money Markets	2,628,537	—	—	2,628,537

Total Investment Securities	2,628,537	2,231,638,107	92,223,825	2,326,490,469

Securities Sold Short	—	(197,237,583)	—	(197,237,583)
Other Financial Instruments:*
Futures Contracts	(213,314)	—	—	(213,314)

Total Investments	$2,415,223	$2,034,400,524	$92,223,825	$2,129,039,572

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$1,065,857,575	$1,047,636,078

For the period ended June 30, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Enhanced Bond Index Fund	$736,443,574	$660,995,205

36

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $2,074,178,929. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$59,431,766
Unrealized (depreciation)	(4,357,804)

Net unrealized appreciation/(depreciation)	$55,073,962

As of the end of its tax year ended December 31, 2018, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Enhanced Bond Index Fund	$38,814,787	$17,016,204	$55,830,991

During the year ended December 31, 2018, the Fund utilized $32,885,338 in CLCFs to offset capital gains.

37

AZL Enhanced Bond Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Enhanced Bond Index Fund	$43,264,943	$—	$43,264,943

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Enhanced Bond Index Fund	$48,427,455	$—	$(55,830,992)	$(29,494,764)	$(36,898,301)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and straddles.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 25% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

38

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

39

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 20

Statement of Operations Page 20

Statements of Changes in Net Assets Page 21

Financial Highlights Page 22

Notes to the Financial Statements Page 23

Other Information Page 30

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$1,000.00	$1,106.90	$3.71	0.71%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$1,000.00	$1,021.27	$3.56	0.71%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	40.7%

Corporate Bonds	18.9

U.S. Treasury Obligations	14.9

U.S. Government Agency Mortgages	14.2

Securities Held as Collateral for Securities on Loan	7.7

Yankee Dollars	7.5

Collateralized Mortgage Obligations	1.8

Money Markets	1.3

Asset Backed Securities	1.0

Municipal Bonds	1.0

Foreign Bonds	— †

Total Investment Securities	109.0

Net other assets (liabilities)	(9.0)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (40.7%):
Aerospace & Defense (0.7%):
5,855	Boeing Co. (The)	$2,131,279
222	HEICO Corp.^	29,706
13,366	Moog, Inc., Class A	1,251,191
1,382	Raytheon Co.	240,302

		3,652,478

Airlines (0.1%):
7,490	Delta Air Lines, Inc.	425,058

Auto Components (0.1%):
12,341	Dana Holding Corp.	246,080
5,568	Gentex Corp.	137,028

		383,108

Automobiles (0.3%):
152,154	Ford Motor Co.	1,556,535

Banks (2.4%):
90,754	Bank of America Corp.	2,631,866
32,170	Citigroup, Inc.	2,252,865
41,096	JPMorgan Chase & Co.	4,594,533
4,976	M&T Bank Corp.	846,268
456	SunTrust Banks, Inc.	28,660
64,039	Wells Fargo & Co.	3,030,325

		13,384,517

Beverages (0.6%):
2,331	Coca-Cola Bottling Co. Consolidated^	697,552
14,323	Coca-Cola Co. (The)	729,327
14,610	PepsiCo, Inc.	1,915,809

		3,342,688

Biotechnology (1.3%):
26,803	AbbVie, Inc.	1,949,114
11,286	Amgen, Inc.	2,079,785
6,798	Biogen Idec, Inc.*	1,589,848
4,194	Celgene Corp.*	387,693
11,528	Gilead Sciences, Inc.	778,832
1,508	Regeneron Pharmaceuticals, Inc.*	472,004

		7,257,276

Building Products (0.2%):
26,225	Johnson Controls International plc	1,083,355

Capital Markets (0.6%):
60,274	Invesco, Ltd.	1,233,206
38,956	Morgan Stanley	1,706,663
1,070	MSCI, Inc., Class A	255,505

		3,195,374

Chemicals (0.2%):
1,682	DuPont de Nemours, Inc.	126,268
36,375	Huntsman Corp.	743,505

		869,773

Commercial Services & Supplies (0.3%):
5,684	IAA, Inc.*	220,426
5,684	KAR Auction Services, Inc.	142,100
10,255	Republic Services, Inc., Class A	888,493
1,118	Tetra Tech, Inc.	87,819
481	UniFirst Corp.	90,702
486	Waste Management, Inc.	56,070

		1,485,610

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.9%):
8,868	Ciena Corp.*	$364,741
62,917	Cisco Systems, Inc.	3,443,448
36,351	Juniper Networks, Inc.	968,027

		4,776,216

Construction & Engineering (0.3%):
14,697	EMCOR Group, Inc.	1,294,806
820	Valmont Industries, Inc.	103,984

		1,398,790

Consumer Finance (0.3%):
2,903	Capital One Financial Corp.	263,418
9,557	Discover Financial Services	741,528
21,396	Synchrony Financial	741,799

		1,746,745

Containers & Packaging (0.2%):
10,163	Packaging Corp. of America	968,737

Diversified Consumer Services (0.0%†):
416	Bright Horizons Family Solutions, Inc.*	62,762
1,427	Frontdoor, Inc.*	62,146

		124,908

Diversified Financial Services (0.5%):
12,817	Berkshire Hathaway, Inc., Class B*	2,732,200

Diversified Telecommunication Services (1.2%):
103,355	AT&T, Inc.	3,463,426
1,301	Cogent Communications Group, Inc.	77,227
58,662	Verizon Communications, Inc.	3,351,360

		6,892,013

Electric Utilities (0.7%):
1,336	ALLETE, Inc.	111,169
32,822	Exelon Corp.	1,573,487
5,124	Pinnacle West Capital Corp.	482,117
16,021	PNM Resources, Inc.	815,629
12,061	Portland General Electric Co.	653,344
6,521	PPL Corp.	202,216

		3,837,962

Electronic Equipment, Instruments & Components (0.1%):
1,135	National Instruments Corp.	47,659
865	Novanta, Inc.*	81,570
1,487	Tech Data Corp.*	155,540
1,310	Zebra Technologies Corp., Class A*	274,431

		559,200

Entertainment (0.7%):
340	Activision Blizzard, Inc.	16,048
5,922	Cinemark Holdings, Inc.^	213,784
6,558	Electronic Arts, Inc.*	664,063
807	Netflix, Inc.*	296,427
14,706	Viacom, Inc., Class B	439,268
16,823	Walt Disney Co. (The)	2,349,164

		3,978,754

Equity Real Estate Investment Trusts (0.8%):
1,984	American Tower Corp.	405,629
9,161	Apartment Investment & Management Co.	459,149
19,008	Corecivic, Inc.	394,606
697	EastGroup Properties, Inc.^	80,838

See accompanying notes to the financial statements.

2

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
1,050	Empire State Realty Trust, Inc., Class A	$15,551
4,535	Host Hotels & Resorts, Inc.	82,628
2,893	National Retail Properties, Inc.	153,358
7,427	Outfront Media, Inc.	191,542
1,663	PS Business Parks, Inc.	280,265
57	Public Storage, Inc.	13,576
17,516	Realty Income Corp.^	1,208,079
6,293	Retail Properties of America, Inc., Class A	74,006
13,634	RLJ Lodging Trust	241,867
4,682	Simon Property Group, Inc.	747,996
3,923	Ventas, Inc.	268,137

		4,617,227

Food & Staples Retailing (1.0%):
8,900	Costco Wholesale Corp.	2,351,914
35,360	Kroger Co. (The)^	767,666
4,131	Walgreens Boots Alliance, Inc.	225,842
22,294	Wal-Mart Stores, Inc.	2,463,263

		5,808,685

Food Products (0.2%):
9,571	Flowers Foods, Inc.	222,717
766	Hershey Co. (The)	102,667
8,757	Lamb Weston Holdings, Inc.	554,844
1,683	McCormick & Co.^	260,882

		1,141,110

Gas Utilities (0.0%†):
2,330	Southwest Gas Corp.	208,815

Health Care Equipment & Supplies (0.9%):
31,417	Abbott Laboratories	2,642,170
7,286	Baxter International, Inc.	596,723
6,905	Boston Scientific Corp.*	296,777
1,923	Danaher Corp.	274,835
444	Edwards Lifesciences Corp.*	82,025
3,185	Hill-Rom Holdings, Inc.	333,215
1,407	Hologic, Inc.*	67,564
573	IDEXX Laboratories, Inc.*	157,764
2,793	Medtronic plc	272,010
372	ResMed, Inc.	45,395

		4,768,478

Health Care Providers & Services (1.4%):
6,318	Anthem, Inc.	1,783,003
1,479	Centene Corp.*	77,559
3,754	Cigna Corp.	591,443
27,554	CVS Health Corp.	1,501,417
746	HCA Healthcare, Inc.	100,837
1,646	Humana, Inc.	436,684
2,682	Quest Diagnostics, Inc.	273,054
13,651	UnitedHealth Group, Inc.	3,330,980

		8,094,977

Health Care Technology (0.1%):
7,965	Cerner Corp.	583,834
1,369	Veeva Systems, Inc., Class A*	221,929

		805,763

Hotels, Restaurants & Leisure (0.5%):
1,073	Chipotle Mexican Grill, Inc.*	786,380
360	Darden Restaurants, Inc.	43,823

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
38,753	Extended Stay America, Inc.	$654,538
1,615	McDonald’s Corp.	335,371
13,913	Starbucks Corp.	1,166,327

		2,986,439

Household Durables (0.1%):
14,569	PulteGroup, Inc.	460,671
2,232	Roku, Inc.*^	202,175

		662,846

Household Products (1.0%):
18,014	Colgate-Palmolive Co.	1,291,063
6,474	Kimberly-Clark Corp.	862,855
32,851	Procter & Gamble Co. (The)	3,602,112

		5,756,030

Independent Power and Renewable Electricity Producers (0.0%†):
7,953	AES Corp. (The)	133,292

Industrial Conglomerates (0.2%):
3,696	Honeywell International, Inc.	645,285
1,865	Roper Industries, Inc.	683,075

		1,328,360

Insurance (0.8%):
8,289	Allstate Corp. (The)	842,908
459	Erie Indemnity Co., Class A^	116,715
21,340	First American Financial Corp.	1,145,958
1,076	Kemper Corp.	92,848
240	Primerica, Inc.	28,788
20,424	Progressive Corp. (The)	1,632,490
5,101	Selective Insurance Group, Inc.	382,014
405	Travelers Cos., Inc. (The)	60,556
3,428	UnumProvident Corp.	115,009

		4,417,286

Interactive Media & Services (2.1%):
2,826	Alphabet, Inc., Class A*	3,059,992
3,949	Alphabet, Inc., Class C*	4,268,514
22,517	Facebook, Inc., Class A*	4,345,780

		11,674,286

Internet & Direct Marketing Retail (1.7%):
4,370	Amazon.com, Inc.*	8,275,163
33,748	eBay, Inc.	1,333,046

		9,608,209

IT Services (1.9%):
18,651	Amdocs, Ltd.	1,158,041
1,602	Automatic Data Processing, Inc.	264,859
2,601	Booz Allen Hamilton Holding Corp.	172,212
1,664	DXC Technology Co.	91,770
3,599	Genpact, Ltd.	137,086
16,873	International Business Machines Corp.	2,326,787
11,108	MasterCard, Inc., Class A	2,938,399
399	PayPal Holdings, Inc.*	45,670
19,869	Visa, Inc., Class A^	3,448,264

		10,583,088

Life Sciences Tools & Services (0.1%):
1,802	Illumina, Inc.*	663,406
464	Thermo Fisher Scientific, Inc.	136,268

		799,674

See accompanying notes to the financial statements.

3

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (1.1%):
16,814	AGCO Corp.^	$1,304,262
13,275	Caterpillar, Inc.	1,809,251
8,857	Cummins, Inc.	1,517,558
9,740	Dover Corp.	975,948
3,780	OshKosh Corp.	315,592
4,589	Woodward, Inc.	519,291

		6,441,902

Media (0.8%):
70,232	Comcast Corp., Class A	2,969,409
7,224	DISH Network Corp., Class A*	277,474
16,835	Omnicom Group, Inc.^	1,379,628
1,432	Sinclair Broadcast Group, Inc., Class A	76,798

		4,703,309

Metals & Mining (0.5%):
33,729	Newmont Mining Corp.	1,297,555
7,298	Nucor Corp.	402,120
10,191	Reliance Steel & Aluminum Co.^	964,272

		2,663,947

Mortgage Real Estate Investment Trusts (0.1%):
75,513	MFA Financial, Inc.	542,183

Multiline Retail (0.2%):
2,481	Kohl’s Corp.^	117,972
11,981	Target Corp.	1,037,674

		1,155,646

Multi-Utilities (0.0%†):
3,018	MDU Resources Group, Inc.	77,865
1,023	NorthWestern Corp.	73,809

		151,674

Oil, Gas & Consumable Fuels (1.7%):
1,063	Anadarko Petroleum Corp.	75,005
27,467	Chevron Corp.	3,417,993
30,022	ConocoPhillips Co.	1,831,342
50,598	Exxon Mobil Corp.	3,877,325
18,803	Marathon Oil Corp.	267,191
1,715	Pioneer Natural Resources Co.	263,870

		9,732,726

Personal Products (0.2%):
7,290	Estee Lauder Co., Inc. (The), Class A	1,334,872

Pharmaceuticals (2.6%):
1,069	Allergan plc	178,983
41,293	Bristol-Myers Squibb Co.	1,872,637
17,478	Eli Lilly & Co.	1,936,388
30,525	Johnson & Johnson Co.	4,251,521
38,820	Merck & Co., Inc.	3,255,056
74,436	Pfizer, Inc.	3,224,568

		14,719,153

Professional Services (0.2%):
1,096	FTI Consulting, Inc.*	91,889
282	IHS Markit, Ltd.*	17,969
857	Insperity, Inc.	104,674
18,235	Robert Half International, Inc.	1,039,577

		1,254,109

Shares		Fair Value
Common Stocks, continued
Road & Rail (0.7%):
23,153	CSX Corp.	$1,791,348
1,993	Kansas City Southern	242,787
11,009	Union Pacific Corp.	1,861,732

		3,895,867

Semiconductors & Semiconductor Equipment (1.4%):
16,697	Applied Materials, Inc.	749,862
67,008	Intel Corp.	3,207,673
7,144	Lam Research Corp.	1,341,929
18,980	Micron Technology, Inc.*	732,438
13,896	QUALCOMM, Inc.	1,057,069
8,109	Xilinx, Inc.	956,213

		8,045,184

Software (3.6%):
2,212	Adobe Systems, Inc.*	651,766
752	Anaplan, Inc.*	37,953
20,260	Cadence Design Systems, Inc.*	1,434,611
3,604	Intuit, Inc.	941,833
80,727	Microsoft Corp.	10,814,188
41,237	Nuance Communications, Inc.*	658,555
18,820	Oracle Corp.	1,072,175
400	Red Hat, Inc.*	75,104
14,042	Salesforce.com, Inc.*	2,130,593
11,281	Synopsys, Inc.*	1,451,752
141	The Trade Desk, Inc.*^	32,117
10,918	Verint Systems, Inc.*	587,170

		19,887,817

Specialty Retail (0.9%):
1,349	AutoZone, Inc.*	1,483,185
2,433	Best Buy Co., Inc.	169,653
11,274	Home Depot, Inc. (The)	2,344,654
8,766	L Brands, Inc.	228,793
132	O’Reilly Automotive, Inc.*	48,750
19,067	TJX Cos., Inc. (The)	1,008,263

		5,283,298

Technology Hardware, Storage & Peripherals (1.8%):
36,231	Apple, Inc.	7,170,840
72,326	HP, Inc.	1,503,658
37,489	Xerox Corp.	1,327,485

		10,001,983

Textiles, Apparel & Luxury Goods (0.4%):
3,973	Lululemon Athletica, Inc.*	715,974
277	PVH Corp.	26,215
10,709	Ralph Lauren Corp.^	1,216,436
13,936	Tapestry, Inc.	442,189

		2,400,814

Tobacco (0.0%†):
2,732	Philip Morris International, Inc.	214,544

Wireless Telecommunication Services (0.0%†):
1,010	Telephone & Data Systems, Inc.	30,704

Total Common Stocks (Cost $193,855,715)		229,505,594

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (1.0%):
$1,505,498	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	$1,522,762
243,175	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	243,996
220,000	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	220,000
174,479	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	173,520
658,792	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	680,277
331,977	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	332,392
246,274	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	247,530
355,708	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	358,656
216,700	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	221,623
362,480	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	377,153
250,000	Horizon Aircraft Finance II, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	249,999
237,703	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	246,438
269,000	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	268,999
312,579	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	323,003

Total Asset Backed Securities (Cost $5,383,327)		5,466,348

Collateralized Mortgage Obligations (1.8%):
324,000	AIMCO CLO 10, Ltd., Class A, Series 2019-10A, 3.62% (US0003M+132bps), 7/22/32(a)	324,000
369,000	Benchmark 2018-B8 Mortgage Trust, Class A5, Series 2018-B8, 4.23%, 1/15/52	413,001
109,637	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 4.19% (US0001M+180bps), 11/15/35(a)	110,056
298,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 3.44% (US0001M+100bps), 4/15/34(a)	298,374
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 3.74% (US0001M+130bps), 4/15/34(a)	172,323
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 4.04% (US0001M+160bps), 4/15/34(a)	113,283
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 4.34% (US0001M+190bps), 4/15/34(a)	119,373
98,905	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 5.02% (US0001M+263bps), 9/15/20(a)	98,628
250,000	Cedar Funding XI Clo, Ltd., Class A1A, Series 2019-11A, 3.87% (US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(a)	251,733
100,000	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 3.90% (US0001M+150bps), 6/15/34(a)	100,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$100,000	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 4.15% (US0001M+175bps), 6/15/34(a)	$100,000
406,000	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 3.52% (US0001M+112bps), 6/15/34(a)	406,000
186,000	Citigroup Commercial Mortgage Trust, Class A4, Series 2018-C6, 4.41%, 11/10/51	210,703
153,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2018-C14, 4.42%, 11/15/51	171,657
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	104,355
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	105,177
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	218,103
860,000	CSMC Trust, Class D, Series 2017-PFHP, 4.64% (US0001M+225bps), 12/15/30(a)	861,014
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	105,516
392,000	Dryden 36 Senior Loan Fund, Class AR2, Series 2014-36A, 3.88% (US0003M+128bps), 4/15/29, Callable 4/15/20 @ 100(a)	392,088
275,000	Dryden 72 CLO, Ltd., Class A, Series 2019-72A, 3.76% (US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	274,967
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	43,924
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	68,540
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	92,324
250,000	Madison Park Funding X, Ltd., Class AR2, Series 2012-101, 3.80% (US0003M+122bps), 1/20/29, Callable 7/20/20 @ 100(a)	250,099
324,000	Madison Park Funding XXXVII, Ltd., Class A1, Series 2019-37A(US0003M+130bps), 7/15/32(a)	323,835
302,000	Magnetite XXI, Ltd., Class A, Series 2019-21A, 3.91% (US0003M+128bps), 4/20/30, Callable 4/20/20 @ 100(a)	302,583
589,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.89% (US0001M+150bps), 6/15/35(a)	588,303
245,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.64% (US0001M+125bps), 6/15/35(a)	244,277
578,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	649,254
87,550	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	88,053
124,100	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	123,908
294,690	MSCG Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(a)(b)	293,208
324,000	Niagara Park Clo, Ltd., Class A, Series 2019-1A, 3.69% (US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	324,000
261,000	RETL, Class C, Series 2019-RVP, 4.49% (US0001M+210bps), 3/15/36(a)	261,997
380,464	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	388,433

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$332,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 3.91% (US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	$332,148
335,000	Voya CLO, Ltd., Class A, Series 2019-2 (US0003M+127bps), 7/20/32(a)	335,000
367,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	411,179

Total Collateralized Mortgage Obligations (Cost $9,874,916)		10,071,416

Corporate Bonds (18.9%):
Aerospace & Defense (0.2%):
235,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	244,105
210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69^(a)	216,825
185,000	TransDigm, Inc., 6.50%, 7/15/24, Callable 8/5/19 @ 103.25	187,313
230,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	241,213

		889,456

Banks (1.5%):
346,000	Bank of America Corp., 3.00% (US0003M+79 bps), 12/20/23, Callable 12/20/22 @ 100	352,383
640,000	Bank of America Corp., 4.20%, 8/26/24	678,890
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	429,824
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	162,677
396,000	Bank of America Corp., Series G, 3.50%, 4/19/26	414,092
543,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	557,449
170,000	Bank of America Corp., Series AA, 6.10% (US0003M+390 bps), Callable 3/17/25 @ 100	183,600
50,000	Bank of America Corp., Series X, 6.25% (US0003M+371 bps), 12/31/49, Callable 9/5/24 @ 100	54,188
165,000	CIT Group, Inc., 6.13%, 3/9/28^	187,688
730,000	Citigroup, Inc., 4.05%, 7/30/22	759,186
255,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	261,866
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,160,500
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	250,623
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,105,975
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	233,824
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	556,007
305,000	Wells Fargo & Co., Series S, 5.90% (US0003M+311 bps), Callable 6/15/24 @ 100	316,819

		8,665,591

Beverages (0.5%):
939,000	Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,025,917

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$240,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39, Callable 7/23/38 @ 100	$284,730
552,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49, Callable 7/23/48 @ 100	671,477
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	355,201
345,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	431,051

		2,768,376

Capital Markets (1.3%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	462,609
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	166,515
399,000	Goldman Sachs Group, Inc.(The), 2.88% (US0003M+82 bps), 10/31/22, Callable 10/31/21 @ 100	401,120
154,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	154,951
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100^	161,671
4,600,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100^	4,793,563
227,000	Morgan Stanley, Series G, 4.43% (US0003M+163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN	250,652
145,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(a)	150,256
296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	309,278
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	321,352

		7,171,967

Chemicals (0.2%):
120,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	114,300
245,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(a)	255,106
285,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 8/5/19 @ 100(a)	285,000
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28^	129,350
200,000	W R Grace & Co., 5.63%, 10/1/24(a)	215,000

		998,756

Commercial Services & Supplies (0.1%):
200,000	ADT Corp., 4.88%, 7/15/32(a)	170,000
200,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75^(a)	203,500
200,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	206,000

		579,500

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Construction & Engineering (0.2%):
$250,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100^	$270,313
270,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	280,462
150,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34^(a)	135,938
15,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22, Callable 8/5/19 @ 102.75	14,400
240,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25, Callable 4/15/20 @ 104.31^	210,600

		911,713

Consumer Finance (2.0%):
75,000	Ally Financial, Inc., 3.88%, 5/21/24, Callable 4/21/24 @ 100	76,688
857,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100^	949,128
260,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	268,657
534,000	Capital One NA, Series B, 2.95%, 7/23/21, Callable 6/23/21 @ 100	539,229
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	1,014,781
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	258,314
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,070,922
253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	270,884
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	999,249
200,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	206,004
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	331,299
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	352,307
300,000	General Motors Acceptance Corp., 8.00%, 11/1/31	396,375
383,000	General Motors Financial Co., 3.50%, 7/10/19	383,025
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	510,598
20,000	Navient Corp., 7.25%, 1/25/22, MTN	21,625
170,000	Navient Corp., 6.50%, 6/15/22	180,200
30,000	Navient Corp., 5.50%, 1/25/23	30,825
420,000	Navient Corp., 7.25%, 9/25/23	449,400
45,000	Navient Corp., 6.13%, 3/25/24, MTN	46,125
15,000	Navient Corp., 5.88%, 10/25/24	15,188
110,000	Navient Corp., 6.75%, 6/15/26^	114,125
180,000	Springleaf Finance Corp., 6.88%, 3/15/25	196,650
70,000	Springleaf Finance Corp., 7.13%, 3/15/26	76,388
271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	275,898
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	519,675
120,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	125,520

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	$634,994
405,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	403,327
345,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100^	371,109

		11,088,509

Containers & Packaging (0.1%):
100,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	102,292
80,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^	82,200
65,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	66,219
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	58,250
200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 8/5/19 @ 102.56(a)	203,500
35,000	Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 8/5/19 @ 103.5^(a)	36,094
115,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	116,581

		665,136

Diversified Consumer Services (0.2%):
102,000	APX Group, Inc., 8.75%, 12/1/20, Callable 8/5/19 @ 100^	96,900
105,000	APX Group, Inc., 7.88%, 12/1/22, Callable 8/5/19 @ 103.94^	100,538
215,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	175,225
120,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	122,100
110,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	111,925
80,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	85,600
460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(a)	502,549
70,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	73,588

		1,268,425

Diversified Financial Services (0.3%):
60,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	62,475
85,000	EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 5/15/26, Callable 5/15/21 @ 105.81(a)	75,863
165,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106(a)	112,200
155,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 1/15/20 @ 103.44(a)	140,663
25,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	23,000

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$555,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 8/5/19 @ 102.69^	$567,487
200,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69^	206,500
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	522,034
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	187,669

		1,897,891

Diversified Telecommunication Services (0.7%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	321,702
580,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100^	601,017
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100^	30,121
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	442,259
200,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	204,010
275,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	286,000
345,000	Frontier Communications Corp., 7.05%, 10/1/46	180,694
130,000	Qwest Corp., 7.25%, 9/15/25^	143,987
325,000	Verizon Communications, Inc., 5.50%, 3/16/47	410,242
603,000	Verizon Communications, Inc., 5.01%, 4/15/49	720,928
500,000	Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	509,375

		3,850,335

Electric Utilities (0.5%):
790,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	848,304
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	109,342
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	177,557
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100^	502,500
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	140,080
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(a)	115,575
163,334	NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	174,767
117,000	NV Energy, Inc., 6.25%, 11/15/20	123,029
390,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75^(a)	411,938
90,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	93,263

		2,696,355

Electronic Equipment, Instruments & Components (0.0%†):
255,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	250,538

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Energy Equipment & Services (0.0%†):
$70,000	Archrock Partners LP/Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16(a)	$73,150
110,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	102,850
100,000	Weatherford International LLC, 9.88%, 3/1/25, Callable 12/1/24 @ 100^	51,608

		227,608

Entertainment (0.1%):
395,000	The Walt Disney Co., 7.75%, 12/1/45(a)	660,575

Equity Real Estate Investment Trusts (1.8%):
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	501,236
217,000	Boston Properties LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	239,955
1,000,000	Brandywine Operating Partnership LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,042,302
265,000	Brandywine Operating Partnership LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	271,836
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	535,111
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	365,664
41,000	Brixmor Operating Partners LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	42,428
717,000	Corporate Office Properties LP, 5.25%, 2/15/24, Callable 11/15/23 @ 100	757,942
130,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	128,863
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	9,763
244,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	253,942
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	189,338
160,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	171,200
29,000	HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	29,185
34,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	34,086
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	428,408
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	757,791
430,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100	439,675
45,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100(a)	48,431
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	209,000
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	570,960

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	$105,040
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,332,314
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	101,731
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	717,360
302,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	305,292
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	120,327
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	137,454
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	422,360
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	66,876

		10,335,870

Food & Staples Retailing (0.1%):
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 8/5/19 @ 102.94(a)	66,788
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	276,339

		343,127

Food Products (0.3%):
58,000	Conagra Brands, Inc., 3.80%, 10/22/21	59,609
321,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 8/5/19 @ 102.94(a)	330,229
675,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88^(a)	701,999
50,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	54,313
275,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	298,719
200,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	203,000

		1,647,869

Health Care Equipment & Supplies (0.1%):
162,000	Becton Dickinson And Co., 2.40%, 6/5/20	161,909
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	129,688

		291,597

Health Care Providers & Services (1.6%):
440,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	423,500
120,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	120,450
90,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	86,625

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$300,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	$309,712
670,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	706,806
779,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	818,805
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	359,139
510,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	540,497
273,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)	284,060
132,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	140,208
341,000	Halfmoon Parent, Inc., 4.38%, 10/15/28, Callable 7/15/28 @ 100(a)	366,647
212,000	Halfmoon Parent, Inc., 4.80%, 8/15/38, Callable 2/15/38 @ 100(a)	227,544
212,000	Halfmoon Parent, Inc., 4.90%, 12/15/48, Callable 6/15/48 @ 100(a)	230,489
1,900,000	HCA, Inc., 6.50%, 2/15/20	1,945,126
25,000	HCA, Inc., 5.88%, 3/15/22	27,313
20,000	HCA, Inc., 4.75%, 5/1/23	21,375
300,000	HCA, Inc., 5.38%, 2/1/25	323,625
665,000	Tenet Healthcare Corp., 8.13%, 4/1/22	698,250
230,000	Tenet Healthcare Corp., 6.75%, 6/15/23^	231,150
150,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	149,250
85,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13^(a)	87,975
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	127,930
459,000	Toledo Hospital (The), 6.02%, 11/15/48^	534,276
15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	15,844

		8,776,596

Hotels, Restaurants & Leisure (0.3%):
325,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(a)	325,000
95,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 8/5/19 @ 103.5	99,275
20,000	Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	21,800
95,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	97,375
200,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38(a)	206,000
100,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(a)	99,000
170,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 8/5/19 @ 105^	178,500
175,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75^(a)	176,531

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$95,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5^(a)	$95,238
25,000	Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 105.06(a)	26,031
115,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69^(a)	120,463
100,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100^(a)	103,125

		1,548,338

Independent Power and Renewable Electricity Producers (0.1%):
75,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88(a)	76,500
90,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63^(a)	96,075
20,000	Talen Energy Supply LLC, 6.50%, 6/1/25, Callable 6/1/20 @ 103.25	16,750
355,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	350,562
20,000	Terraform Power Operating, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	20,025
15,000	Terraform Power Operating, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	14,963
40,000	TerraForm Power Operating LLC, 6.63%, 6/15/25, Callable 6/15/20 @ 103.31(a)	42,050

		616,925

Industrial Conglomerates (0.1%):
260,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38	270,075
110,000	Icahn Enterprises LP, 6.25%, 5/15/26, Callable 5/15/22 @ 103.13^(a)	110,825

		380,900

Insurance (0.9%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	220,884
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	845,627
135,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	139,725
205,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	225,492
94,000	Marsh & McLennan Cos., Inc., 4.75%, 3/15/39, Callable 9/15/38 @ 100	107,304
187,000	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49, Callable 9/15/48 @ 100	220,302
1,415,000	Metropolitan Life Global Funding I, 2.93% (SOFR+50 bps), 5/28/21(a)	1,414,870
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	484,435
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	232,623
1,042,000	Unum Group, 5.75%, 8/15/42	1,199,017

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$130,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	$128,700

		5,218,979

Leisure Products (0.0%†):
130,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06^(a)	133,738

Life Sciences Tools & Services (0.1%):
90,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	94,725
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	207,000
215,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	221,450

		523,175

Media (1.6%):
320,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 8/5/19 @ 104.41(a)	334,400
430,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	451,500
270,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(a)	282,150
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	422,000
61,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	64,250
144,000	Comcast Corp., 4.65%, 7/15/42	165,611
161,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	181,995
300,000	CSC Holdings LLC, 5.38%, 7/15/23, Callable 7/16/19 @ 102.69(a)	308,250
265,000	CSC Holdings LLC, 7.75%, 7/15/25, Callable 7/15/20 @ 103.88^(a)	285,538
105,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75^(a)	115,369
200,000	DISH DBS Corp., 5.00%, 3/15/23^	193,000
200,000	DISH DBS Corp., 5.88%, 11/15/24^	189,250
140,000	DISH Network Corp., 3.38%, 8/15/26	135,955
37,000	Fox Corp., 3.67%, 1/25/22(a)	38,233
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(a)	68,913
94,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100(a)	104,787
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100(a)	109,455
62,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100(a)	75,571
80,000	NBCUniversal Media LLC, 5.95%, 4/1/41	105,901
114,000	NBCUniversal Media LLC, 4.45%, 1/15/43	125,113
700,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31^(a)	748,999

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$400,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31(a)	$389,000
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 8/5/19 @ 101.54(a)	202,750
65,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	66,463
495,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69^(a)	511,088
130,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	135,038
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	639,070
239,000	Time Warner Cable, Inc., 6.55%, 5/1/37	273,905
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	340,587
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,733,528
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	72,329

		8,869,998

Metals & Mining (0.0%†):
200,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	200,750

Mortgage Real Estate Investment Trusts (0.0%†):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	45,450

Multi-Utilities (0.1%):
339,000	Sempra Energy, 6.00%, 10/15/39	408,889

Oil, Gas & Consumable Fuels (2.7%):
149,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	154,181
406,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	455,580
779,000	Anadarko Petroleum Corp., 7.50%, 5/1/31	1,024,400
78,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	95,371
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	531,367
440,000	California Resources Corp., 8.00%, 12/15/22, Callable 8/5/19 @ 104^(a)	331,650
415,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	477,250
690,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63^	713,287
300,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81^(a)	315,750
300,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^	278,250
205,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 8/5/19 @ 103.13^(a)	205,000
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	141,923
190,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31^	145,825

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$195,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 7/22/19 @ 103.13	$198,900
100,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	101,375
100,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 8/5/19 @ 102.17	101,500
275,000	DCP Midstream Operating LLC, 8.13%, 8/16/30^	335,500
125,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	131,563
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	656,249
357,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 8/5/19 @ 109.25(a)	334,688
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	125,635
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	54,286
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100^	69,117
106,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	118,144
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	85,984
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	70,248
229,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	249,918
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	142,345
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	94,563
200,000	Global Partners LP, 6.25%, 7/15/22, Callable 8/5/19 @ 101.56	202,000
71,000	Hess Corp., 7.30%, 8/15/31	87,089
275,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	283,250
205,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 8/5/19 @ 102.5(a)	203,463
50,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	44,750
195,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(a)	92,625
111,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	111,235
125,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	144,612
112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	121,748
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	99,260
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	51,539
479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	538,630

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$105,000	Magnolia Oil & Gas Operating LLC/Finance Corp., 6.00%, 8/1/26, Callable 8/1/21 @ 103(a)	$107,100
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100^	119,799
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	172,731
63,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	69,260
188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	212,355
45,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	46,125
190,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(a)	192,850
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	37,997
72,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	72,996
100,000	Regency Energy Partners LP / Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	107,250
200,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 7/22/19 @ 101.41	197,000
110,000	Rose Rock Midstream LP, 5.63%, 11/15/23, Callable 7/22/19 @ 102.81^	106,150
310,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 2/15/20 @ 103.63^(a)	232,500
240,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19	231,600
105,000	Semgroup Corp., 7.25%, 3/15/26, Callable 3/15/21 @ 103.63	102,638
233,000	Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	213,195
621,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	656,430
120,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	124,950
30,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 8/5/19 @ 101.75	30,375
110,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 8/5/19 @ 101.42	110,275
130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84	134,225
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41^	132,500
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	134,550
103,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	104,413
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	996,296
66,000	Western Gas Partners, LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	67,023
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100^	245,138
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	173,009

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	$302,311

		15,153,091

Pharmaceuticals (0.1%):
115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44^(a)	116,725
57,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	58,359
180,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	189,342
76,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	84,373
110,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	122,925

		571,724

Real Estate Management & Development (0.0%†):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(a)	206,000

Semiconductors & Semiconductor Equipment (0.0%†):
90,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75	94,725

Software (0.2%):
155,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	163,719
20,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	20,600
135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	140,569
90,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	93,713
250,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 8/5/19 @ 104.5(a)	258,125
105,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	109,069
270,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(a)	276,841

		1,062,636

Technology Hardware, Storage & Peripherals (0.1%):
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	91,508
200,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	215,538
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	446,787

		753,833

Textiles, Apparel & Luxury Goods (0.0%†):
80,000	The William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(a)	83,800
125,000	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16^	132,031

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Textiles, Apparel & Luxury Goods, continued
$40,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(a)	$42,000

		257,831

Thrifts & Mortgage Finance (0.0%†):
235,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	233,719

Tobacco (0.5%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	222,996
266,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	286,645
294,000	Altria Group, Inc., 4.25%, 8/9/42	270,860
191,000	Altria Group, Inc., 4.50%, 5/2/43	181,905
347,000	Altria Group, Inc., 5.38%, 1/31/44	371,997
240,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	213,204
200,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	226,234
94,000	Reynolds American, Inc., 3.25%, 6/12/20	94,645
320,000	Reynolds American, Inc., 4.00%, 6/12/22	332,045
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	245,787
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	131,744
400,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	369,000

		2,947,062

Trading Companies & Distributors (0.1%):
240,000	AerCap Global Aviation Trust, 6.50% (US0003M+430 bps), 6/15/45, Callable 6/15/25 @ 100^(a)	250,800
295,000	Air Lease Corp., 4.25%, 2/1/24	311,001

		561,801

Wireless Telecommunication Services (0.2%):
545,000	Sprint Corp., 7.88%, 9/15/23	592,006
280,000	Sprint Corp., 7.13%, 6/15/24	296,100
65,000	Sprint Nextel Corp., 6.00%, 11/15/22^	67,763

		955,869

Total Corporate Bonds (Cost $103,698,684)		106,731,223

Foreign Bond (0.0%†):
Sovereign Bond (0.0%†):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	44

Total Foreign Bond (Cost $43)		44

Yankee Dollars (7.5%):
Aerospace & Defense (0.2%):
81,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(a)	82,128
125,000	Avolon Holdings Funding, Ltd., 5.50%, 1/15/23, Callable 12/15/22 @ 100(a)	133,275
270,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	286,065

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Aerospace & Defense, continued
$132,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	$140,745
108,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	110,561
132,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(a)	135,906
140,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 8/6/19 @ 101^(a)	140,350
210,000	Bombardier, Inc., 6.13%, 1/15/23^(a)	212,625
180,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63^(a)	184,725
150,000	Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94(a)	150,000

		1,576,380

Banks (1.6%):
430,000	Barclays Bank plc, 3.25%, 1/12/21	433,290
585,000	Barclays Bank plc, 4.38%, 1/12/26	605,650
377,000	Barclays Bank plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	385,516
400,000	Barclays Bank plc, 7.88%, Callable 3/15/22 @ 100(a)	418,508
205,000	HSBC Holdings plc, 4.25%, 3/14/24	216,272
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	199,500
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	663,380
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	561,886
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,744,758
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	592,055
425,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	462,204
155,000	Royal Bank of Scotland Group plc, 7.50% (USSW5+580 bps), 12/29/49, Callable 8/10/20 @ 100^	158,681
350,000	UniCredit SpA, 6.57%, 1/14/22(a)	371,950

		7,813,650

Beverages (0.0%†):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	81,500

Capital Markets (0.9%):
470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	470,790
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	694,420
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	816,528
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	488,763
487,000	Deutsche Bank AG, 5.00%, 2/14/22	503,548
860,000	Deutsche Bank AG, 3.30%, 11/16/22	843,936
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	945,421
491,000	UBS Group AG, 4.13%, 9/24/25(a)	523,684

		5,287,090

Chemicals (0.1%):
400,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	409,000
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	148,875
105,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	98,436

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Chemicals, continued
$32,000	Nutrien, Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	$34,549
56,000	Nutrien, Ltd., 5.00%, 4/1/49, Callable 10/1/48 @ 100	63,397
150,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(a)	156,375

		910,632

Containers & Packaging (0.1%):
270,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 8/5/19 @ 105.44(a)	284,850
200,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	206,750

		491,600

Diversified Financial Services (0.7%):
400,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	402,000
200,000	Altice Finco SA, 8.13%, 1/15/24, Callable 8/5/19 @ 104.06(a)	204,750
280,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	291,900
120,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94(a)	126,000
155,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	153,256
220,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(a)	216,700
75,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	77,588
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,460,226
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(a)	202,250
20,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 8/6/19 @ 103.81(a)	20,325

		3,154,995

Diversified Telecommunication Services (0.1%):
200,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09^(a)	209,500
200,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	205,000
30,000	Telecom Italia Capital, 6.38%, 11/15/33	30,938
255,000	Telecom Italia SpA, 5.30%, 5/30/24^(a)	263,925
55,000	Telecom Italia SpA, 6.00%, 9/30/34	55,412

		764,775

Energy Equipment & Services (0.0%†):
130,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91(a)	111,800
215,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100	111,800
215,000	Weatherford International, Ltd., 6.50%, 8/1/36	110,725

		334,325

Hotels, Restaurants & Leisure (0.2%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	116,294

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Hotels, Restaurants & Leisure, continued
$345,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5^(a)	$364,838
190,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44(a)	185,962
125,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	121,563

		788,657

Insurance (0.0%†):
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100^(a)	214,470

Media (0.1%):
125,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 8/6/19 @ 104.88^(a)	115,000
415,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94(a)	418,631
120,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	121,800

		655,431

Metals & Mining (0.1%):
200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497 bps), 10/19/75, Callable 10/19/20 @ 100(a)	208,000
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509 bps), 10/19/75, Callable 10/20/25 @ 100(a)	518,700
200,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 8/5/19 @ 101.81^(a)	198,500

		925,200

Multi-Utilities (0.0%†):
243,000	InterGen NV, 7.00%, 6/30/23, Callable 8/5/19 @ 102.33(a)	224,775

Oil, Gas & Consumable Fuels (1.9%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	32,486
362,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	374,670
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	152,294
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	146,327
230,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/5/19 @ 102.29(a)	227,988
40,000	Meg Energy Corp., 6.38%, 1/30/23, Callable 8/6/19 @ 101.06(a)	38,000
150,000	Meg Energy Corp., 7.00%, 3/31/24, Callable 8/6/19 @ 103.5^(a)	142,500
200,000	Petrobras Global Finance BV, 5.30%, 1/27/25	212,250
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44^	1,999,195
97,000	Petroleos Mexicanos, 6.00%, 3/5/20	98,257
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,144,686
694,000	Petroleos Mexicanos, 4.50%, 1/23/26	632,935
566,000	Petroleos Mexicanos, 6.50%, 3/13/27	559,875
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	617,120

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$563,000	Petroleos Mexicanos, 5.50%, 6/27/44^	$451,322
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	542,455
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,983,907
130,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 8/6/19 @ 103.44(a)	132,275

		9,488,542

Pharmaceuticals (0.5%):
1,050,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,071,286
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	459,024
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	217,861
324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21^	306,990
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	109,855
24,000	Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23, Callable 8/5/19 @ 101.38(a)	24,210
265,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5^(a)	280,900
195,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	198,900

		2,669,026

Software (0.0%†):
225,000	Open Text Corp., 5.88%, 6/1/26, Callable 6/1/21 @ 102.94^(a)	238,500

Sovereign Bond (0.3%):
900,000	Dominican Republic, 5.50%, 1/27/25(a)	954,000
150,000	Dominican Republic, 6.00%, 7/19/28(a)	161,938
1,000,000	Republic of Argentina, 5.88%, 1/11/28	753,750

		1,869,688

Thrifts & Mortgage Finance (0.0%†):
200,000	Corp. Nacional del Cobre, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	206,872
200,000	Corp. Nacional del Cobre, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	216,196

		423,068

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	475,359
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	732,816

		1,208,175

Trading Companies & Distributors (0.3%):
152,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	157,130
800,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 7/1/22	839,000
320,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	343,200
163,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	171,354

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Trading Companies & Distributors, continued
$100,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 8/5/19 @ 103.19	$102,375
270,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	275,738

		1,888,797

Wireless Telecommunication Services (0.2%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	348,563
270,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	293,625
500,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	535,000

		1,177,188

Total Yankee Dollars (Cost $41,799,660)		42,186,464

Municipal Bonds (1.0%):
California (0.3%):
1,150,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	1,794,668

Illinois (0.7%):
3,449,091	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	3,620,867

Total Municipal Bonds (Cost $4,989,840)		5,415,535

U.S. Government Agency Mortgages (14.2%):
Federal National Mortgage Association (6.4%)
917,665	3.00%, 3/1/30, Pool #BM4299	941,181
550,934	2.50%, 1/1/32, Pool #BE3032	554,627
27,064	3.00%, 9/1/32, Pool #BM1884	27,609
335,207	3.00%, 9/1/32, Pool #BM5110	342,896
118,189	2.50%, 9/1/32, Pool #MA3124	119,182
25,160	3.00%, 9/1/32, Pool #MA3125	25,665
192,953	3.00%, 12/1/32, Pool #BM5109	197,320
93,478	3.00%, 12/1/32, Pool #BM5345	95,620
1,265,535	3.00%, 2/1/33, Pool #BM5108	1,292,626
946,746	3.00%, 2/1/33, Pool #MA3283	966,722
44,608	3.00%, 3/1/33, Pool #BM4614	45,604
566,105	3.00%, 3/1/33, Pool #MA3312	578,056
39,164	3.00%, 5/1/33, Pool #AT3000	39,581
43,317	3.00%, 6/1/33, Pool #AT6090	43,776
0	3.50%, 8/1/33, Pool #AL4227	0
98,916	3.00%, 10/1/33, Pool #BM5832	101,002
1,346,312	3.00%, 11/1/33, Pool #BM5111	1,377,232
200,000	2.50%, 5/1/34, Pool #BN6321	200,652
99,275	3.00%, 6/1/34, Pool #CA3585	101,458
781,805	2.50%, 6/1/34, Pool #ZT2094	783,676
714,462	6.00%, 5/1/36, Pool #745512	788,454
326,002	6.00%, 7/1/39, Pool #BF0030	365,041
41,102	3.50%, 12/1/40, Pool #AH1556	42,451
18,475	3.50%, 6/1/42, Pool #AO6387	18,893
434,777	3.00%, 10/1/42, Pool #AB6509	441,204
676,996	3.00%, 10/1/42, Pool #AB6504	682,718
740,142	3.00%, 11/1/42, Pool #AB6976	751,079
1,699,006	3.50%, 11/1/42, Pool #AL2866	1,764,525

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$37,976	3.50%, 11/1/42, Pool #MA1236	$39,388
291,322	3.00%, 12/1/42, Pool #AB7282	295,634
1,335,311	3.00%, 1/1/43, Pool #AB7586	1,355,119
340,936	3.00%, 2/1/43, Pool #AT0223	347,803
18,205	3.50%, 3/1/43, Pool #AB8733	18,753
19,773	3.50%, 3/1/43, Pool #AR4461	20,369
52,668	3.50%, 7/1/43, Pool #AT8975	54,239
82,816	4.00%, 10/1/43, Pool #BM1167	86,841
73,750	3.50%, 11/1/43, Pool #AL9612	76,716
831,096	4.50%, 3/1/44, Pool #AV0957	881,022
969,664	4.50%, 7/1/44, Pool #AS3062	1,027,941
347,011	4.50%, 10/1/44, Pool #AV8856	367,876
385,269	4.50%, 12/1/44, Pool #AS4176	408,420
111,992	3.50%, 2/1/45, Pool #BM1014	116,214
132,452	4.00%, 5/1/45, Pool #AZ1207	137,216
185,936	4.00%, 6/1/45, Pool #AY8126	192,623
451,472	4.00%, 6/1/45, Pool #AY8096	468,041
675,326	3.50%, 7/1/45, Pool #AZ0814	693,236
449,886	3.50%, 8/1/45, Pool #AY8424	461,800
81,917	4.00%, 12/1/45, Pool #AS6352	84,779
542,170	4.50%, 12/1/45, Pool #BA6997	571,315
32,988	4.50%, 1/1/46, Pool #AY3890	34,593
283,742	4.00%, 2/1/46, Pool #BC1578	295,528
9,831	4.50%, 3/1/46, Pool #BC0287	10,325
292,562	3.50%, 3/1/46, Pool #BM4621	304,139
605,302	4.00%, 4/1/46, Pool #AL8468	630,558
74,121	4.00%, 4/1/46, Pool #AS7024	76,608
146,262	4.50%, 6/1/46, Pool #BD1238	153,538
564,787	4.00%, 6/1/46, Pool #AL9282	588,215
584,320	3.50%, 7/1/46, Pool #AL9515	600,763
412,040	3.50%, 7/1/46, Pool #BC6149	424,611
215,393	4.00%, 7/1/46, Pool #BC1443	227,226
27,331	3.50%, 8/1/46, Pool #BD5247	28,123
17,187	3.50%, 9/1/46, Pool #BD0711	17,688
229,989	4.00%, 9/1/46, Pool #BC2843	242,614
43,619	3.50%, 9/1/46, Pool #BD7792	44,882
98,299	4.00%, 9/1/46, Pool #BD1489	102,379
199,369	4.00%, 10/1/46, Pool #BC4754	210,356
297,976	3.50%, 10/1/46, Pool #AL9285	304,737
1,627,703	3.50%, 10/1/46, Pool #BC4760	1,674,792
67,280	4.50%, 10/1/46, Pool #BE1671	71,407
35,309	4.00%, 10/1/46, Pool #BD7599	36,774
254,556	3.00%, 11/1/46, Pool #BM3627	258,522
73,406	4.50%, 11/1/46, Pool #BE2386	77,989
1,043,727	3.50%, 12/1/46, Pool #BD8504	1,074,203
38,994	3.50%, 12/1/46, Pool #BE5877	40,127
142,794	4.50%, 12/1/46, Pool #BE4488	151,712
614,720	3.50%, 12/1/46, Pool #BC9077	632,035
13,978	4.50%, 12/1/46, Pool #BC9079	14,836
365,176	3.50%, 1/1/47, Pool #AL9776	375,232
476,817	3.50%, 1/1/47, Pool #BE1526	490,871
114,901	4.50%, 1/1/47, Pool #BE7087	121,107
90,880	4.50%, 1/1/47, Pool #BE6506	96,556

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$26,271	3.50%, 1/1/47, Pool #BE7834	$27,039
852,335	4.00%, 2/1/47, Pool #AL9779	889,436
102,237	4.50%, 2/1/47, Pool #BE8498	108,564
134,900	4.00%, 5/1/47, Pool #BM1277	140,250
134,518	4.50%, 6/1/47, Pool #BE3663	143,001
21,000	4.50%, 6/1/47, Pool #BE9387	22,310
39,808	4.50%, 6/1/47, Pool #BH0561	41,957
17,280	4.00%, 6/1/47, Pool #BH4269	17,953
88,378	4.00%, 7/1/47, Pool #AS9968	91,880
117,174	4.50%, 7/1/47, Pool #BE3749	124,548
23,212	4.00%, 12/1/47, Pool #BJ2132	24,137
22,145	4.00%, 12/1/47, Pool #BJ4279	23,026
386,319	3.50%, 12/1/47, Pool #CA0854	397,584
22,453	4.00%, 2/1/48, Pool #CA1199	23,322
24,470	4.00%, 3/1/48, Pool #BK1867	25,372
24,489	4.00%, 3/1/48, Pool #BK3214	25,441
23,268	4.00%, 4/1/48, Pool #BK2485	24,338
21,843	4.00%, 4/1/48, Pool #BJ8805	22,710
118,316	4.50%, 4/1/48, Pool #BJ5454	124,142
30,252	4.00%, 4/1/48, Pool #BK3836	31,454
20,866	4.00%, 4/1/48, Pool #BK4838	21,691
160,317	4.00%, 4/1/48, Pool #BM3700	167,656
632,563	4.00%, 4/1/48, Pool #BJ9939	662,186
30,458	4.00%, 4/1/48, Pool #CA1545	31,577
82,450	4.00%, 5/1/48, Pool #BM3877	85,710
31,439	4.50%, 5/1/48, Pool #BJ5507	32,966
24,476	4.00%, 5/1/48, Pool #BK2527	25,630
183,712	4.50%, 10/25/48, Pool #BM4548	196,140
3,000,000	3.00%, 7/25/49, TBA	3,024,844

		36,384,105

Government National Mortgage Association (4.7%)
49,209	4.00%, 10/20/40, Pool #G24833	51,441
143,479	4.00%, 1/20/41, Pool #4922	151,664
137,910	4.00%, 8/15/41, Pool #430354	146,829
1,550,344	4.00%, 1/20/42, Pool #5280	1,638,798
25,859	4.00%, 11/20/42, Pool #AB9233	26,847
190,787	4.00%, 11/20/42, Pool #MA0535	201,694
373,900	3.00%, 12/20/42, Pool #AA5872	383,800
3,315,290	3.50%, 1/20/43, Pool #MA0699	3,456,851
56,576	3.50%, 3/20/43, Pool #AD8884	59,056
244,781	3.00%, 3/20/43, Pool #AA6146	251,445
103,686	3.00%, 3/20/43, Pool #AD8812	105,922
22,292	3.50%, 4/20/43, Pool #AB9891	23,270
59,028	3.50%, 4/20/43, Pool #AD9075	61,135
154,886	3.00%, 4/20/46, Pool #MA3596	158,900
237,618	3.50%, 5/20/46, Pool #MA3663	245,879
186,829	4.00%, 5/20/46, Pool #MA3664	194,742
321,317	3.50%, 6/20/46, Pool #MA3736	332,492
168,451	3.00%, 6/20/46, Pool #MA3735	172,448
82,576	3.50%, 7/20/46, Pool #MA3803	85,361
726,340	3.00%, 7/20/46, Pool #MA3802	743,572
855,358	3.00%, 9/20/46, Pool #MA3936	875,659
152,846	3.00%, 11/20/46, Pool #MA4068	156,474

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$957,168	3.00%, 12/20/46, Pool #MA4126	$978,237
288,906	4.00%, 1/15/47, Pool #AX5857	301,576
292,499	4.00%, 1/15/47, Pool #AX5831	305,320
1,959,622	3.00%, 1/20/47, Pool #MA4195	2,004,389
233,034	3.00%, 2/20/47, Pool #MA4261	238,356
753,450	4.00%, 3/20/47, Pool #MA4322	784,921
204,874	4.00%, 4/20/47, Pool #784304	212,990
182,819	4.00%, 4/20/47, Pool #784303	190,077
999,428	4.50%, 4/20/47, Pool #MA4384	1,060,447
143,905	4.00%, 5/20/47, Pool #MA4452	149,921
1,362,207	4.50%, 6/20/47, Pool #MA4512	1,445,346
44,724	3.50%, 7/20/47, Pool #MA4586	46,216
4,261,530	3.50%, 9/20/47, Pool #MA4719	4,404,907
357,282	3.50%, 1/20/48, Pool #MA4962	369,754
426,698	3.00%, 2/20/48, Pool #MA5018	435,964
91,459	4.00%, 4/20/48, Pool #BG3507	95,567
62,936	4.00%, 4/20/48, Pool #BG7744	65,764
1,925,000	3.00%, 7/20/49, TBA	1,966,207

		24,580,238

Federal Home Loan Mortgage Corporation (3.1%)
59,317	2.50%, 6/1/31, Pool #G18604	59,836
88,042	2.50%, 7/1/31, Pool #V61246	88,858
152,641	2.50%, 8/1/31, Pool #V61273	154,082
442,521	3.50%, 3/1/32, Pool #C91403	458,763
1,171,485	3.50%, 7/1/32, Pool #C91467	1,214,478
394,300	2.50%, 12/1/32, Pool #G18669	397,455
97,721	2.50%, 3/1/33, Pool #G18680	98,425
45,579	3.00%, 4/1/33, Pool #K90336	46,962
479,136	3.00%, 4/1/33, Pool #G18684	489,364
144,246	3.00%, 5/1/33, Pool #G16550	147,373
113,501	3.00%, 6/1/33, Pool #K90632	116,938
97,400	3.00%, 6/1/33, Pool #K90806	100,352
67,220	3.00%, 6/1/33, Pool #K90684	69,261
47,978	3.00%, 6/1/33, Pool #C91709	49,433
300,078	2.50%, 7/1/33, Pool #G16661	302,523
213,817	3.00%, 7/1/33, Pool #MA1490	218,261
219,049	3.00%, 7/1/33, Pool #C91714	227,992
325,292	3.50%, 11/1/33, Pool #G16677	336,599
282,972	3.50%, 2/1/34, Pool #G16752	292,556
98,532	3.00%, 4/1/34, Pool #G16829	100,566
474,999	2.50%, 5/1/34, Pool #ZT2022	476,135
395,066	3.50%, 10/1/34, Pool #C91793	407,970
1,115,380	4.00%, 5/1/37, Pool #C91938	1,169,085
355,966	5.00%, 2/1/38, Pool #G60365	385,435
462,838	4.00%, 11/1/40, Pool #A95150	483,304
474,998	3.50%, 1/1/44, Pool #G60271	495,687
954,027	3.50%, 1/1/44, Pool #G07922	986,465
160,404	4.00%, 2/1/45, Pool #G07949	167,480
147,598	3.50%, 11/1/45, Pool #Q37467	152,118
14,064	4.00%, 4/1/46, Pool #Q39975	14,677
42,912	4.00%, 4/1/46, Pool #V82292	44,513
285,599	3.50%, 9/1/46, Pool #Q43257	294,079

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$422,998	3.00%, 12/1/46, Pool #G60989	$427,617
17,276	4.50%, 12/1/46, Pool #Q45028	18,391
17,669	4.50%, 1/1/47, Pool #Q45635	18,820
1,222,795	3.00%, 1/1/47, Pool #G61826	1,235,760
40,794	4.50%, 2/1/47, Pool #Q46222	43,430
81,589	4.50%, 5/1/47, Pool #Q48095	86,879
95,236	4.50%, 5/1/47, Pool #Q47935	101,417
37,621	4.50%, 5/1/47, Pool #Q47942	40,061
757,330	4.00%, 6/1/47, Pool #Q48877	796,404
104,607	4.50%, 6/1/47, Pool #Q48759	111,412
641,286	4.00%, 6/1/47, Pool #G08767	666,826
861,400	4.00%, 7/1/47, Pool #G08771	892,963
77,343	4.50%, 7/1/47, Pool #Q49393	82,359
450,605	3.50%, 11/1/47, Pool #Q52086	462,445
305,392	4.00%, 12/1/47, Pool #G61305	317,106
180,698	4.50%, 12/1/47, Pool #Q53017	190,761
72,218	4.00%, 1/1/48, Pool #V83906	74,774
15,598	4.50%, 1/1/48, Pool #Q53730	16,451
82,020	4.00%, 2/1/48, Pool #G61343	85,694
64,827	4.00%, 2/1/48, Pool #V83994	67,356
21,083	4.00%, 2/1/48, Pool #Q54499	21,971
158,955	4.50%, 4/1/48, Pool #Q55660	168,525
129,684	4.50%, 4/1/48, Pool #Q55500	137,491
187,474	4.50%, 4/1/48, Pool #Q55724	198,760
279,770	4.50%, 5/1/48, Pool #Q55839	296,597
403,873	4.00%, 5/1/48, Pool #Q55992	420,808
484,747	4.00%, 6/1/48, Pool #G67713	506,207
156,825	4.00%, 7/1/48, Pool #Q59935	162,944
79,786	4.50%, 10/1/48, Pool #G67716	85,717
796,809	3.50%, 5/1/49, Pool #Q63646	823,463

		18,606,434

Total U.S. Government Agency Mortgages (Cost $78,938,613)		79,570,777

U.S. Treasury Obligations (14.9%):
U.S. Treasury Inflation Index Bonds (0.5%)
2,199,336	0.75%, 2/15/45	2,174,630
82,923	1.00%, 2/15/46	86,903
477,224	1.00%, 2/15/49^	505,052

		2,766,585

U.S. Treasury Bonds (2.7%)
277,000	2.75%, 11/15/47	289,119
12,654,000	3.00%, 2/15/49^	13,899,628

		14,188,747

U.S. Treasury Notes (9.8%)
5,189,000	2.88%, 11/15/21	5,325,211
4,686,000	2.00%, 12/31/21	4,717,484
18,356,000	1.88%, 7/31/22	18,436,308
4,900,000	2.50%, 1/31/24	5,060,781
2,961,000	2.13%, 3/31/24	3,010,504
3,555,000	2.13%, 7/31/24	3,614,991
5,588,000	2.50%, 2/28/26	5,811,520
3,018,000	1.88%, 6/30/26	3,019,061

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$6,146,000	3.13%, 11/15/28	$6,741,394

		55,737,254

U.S. Treasury Inflation Index Notes (1.8%)
1,812,283	0.25%, 1/15/25	1,814,585
5,120,579	0.63%, 1/15/26	5,243,919
2,163,818	0.13%, 7/15/26	2,148,648
1,325,563	0.88%, 1/15/29	1,395,610

		10,602,762

U.S. Treasury Bills (0.1%)
500,000	2.05%, 9/12/19(c)	497,906

Total U.S. Treasury Obligations (Cost $81,447,580)		83,793,254

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (7.7%):
$43,473,036	BlackRock Liquidity FedFund, Institutional Class(d)	$43,473,036

Total Securities Held as Collateral for Securities on Loan (Cost $43,473,036)		43,473,036

Money Markets (1.3%):
7,214,906	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	7,214,906

Total Money Markets (Cost $7,214,906)		7,214,906

Total Investment Securities (Cost $570,676,320) — 109.0%(e)		613,428,597
Net other assets (liabilities) — (9.0)%		(50,434,423)

Net Assets — 100.0%		$562,994,174

Percentages indicated are based on net assets as of June 30, 2019.

GO—General Obligation

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $41,986,474.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2019.

(c)	The rate represents the effective yield at June 30, 2019.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Securities Sold Short (-0.4%):

At June 30, 2019, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	2.50%	7/25/33	$(300,000)	$(302,391)	$(302,016)
Federal National Mortgage Association, TBA	3.00%	7/25/34	(975,000)	(991,262)	(994,042)
Federal National Mortgage Association, TBA	3.50%	7/25/48	(400,000)	(407,688)	(408,938)
Government National Mortgage Association
Government National Mortgage Association, TBA	3.50%	7/20/48	(125,000)	(129,014)	(129,102)

				$(1,830,355)	$(1,834,098)

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Futures Contracts

At June 30, 2019, the Fund’s futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	19	$2,796,990	$26,962

				$26,962

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$570,676,320

Investment securities, at value(a)	$613,428,597
Cash	185
Interest and dividends receivable	3,081,130
Receivable for investments sold	16,427,462
Receivable for variation margin on futures contracts	12,635
Reclaims receivable	155,622
Prepaid expenses	4,334

Total Assets	633,109,965

Liabilities:
Payable for investments purchased	24,298,877
Payable for capital shares redeemed	165,852
Payable for collateral received on loaned securities	43,473,036
Securities sold short (Proceeds received $1,830,355)	1,834,098
Manager fees payable	181,396
Administration fees payable	14,616
Distribution fees payable	114,662
Custodian fees payable	5,797
Administrative and compliance services fees payable	1,283
Transfer agent fees payable	1,106
Trustee fees payable	789
Other accrued liabilities	24,279

Total Liabilities	70,115,791

Net Assets	$562,994,174

Net Assets Consist of:
Paid in capital	$475,779,445
Total distributable earnings	87,214,729

Net Assets	$562,994,174

Shares of beneficial interest (unlimited number of shares authorized, no par value)	41,495,786
Net Asset Value (offering and redemption price per share)	$13.57

(a)	Includes securities on loan of $41,986,474.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$6,187,341
Dividends	2,655,464
Income from securities lending	113,577
Foreign tax reclaims received	17,632

Total Investment Income	8,974,014

Expenses:
Manager fees	1,939,172
Administration fees	120,953
Distribution fees	692,559
Custodian fees	19,818
Administrative and compliance services fees	5,987
Transfer agent fees	3,677
Trustee fees	18,901
Professional fees	17,235
Shareholder reports	8,687
Other expenses	12,496

Total expenses before reductions	2,839,485
Less expenses voluntarily waived/reimbursed by the Manager	(692,559)
Less expense contractually waived/reimbursed by the Manager	(179,224)

Net expenses	1,967,702

Net Investment Income/(Loss)	7,006,312

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	2,798,279
Net realized gains/(losses) on futures contracts	424,962
Net realized gains/(losses) on securities sold short	81,210
Change in net unrealized appreciation/depreciation on securities	45,678,121
Change in net unrealized appreciation/depreciation on futures contracts	140,120
Change in net unrealized appreciation/depreciation on securities sold short	23,329

Net realized and Change in net unrealized gains/losses on investments	49,146,021

Change in Net Assets Resulting From Operations	$56,152,333

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,006,312	$13,219,288
Net realized gains/(losses) on investments	3,304,451	21,563,531
Change in unrealized appreciation/depreciation on investments	45,841,570	(45,165,722)

Change in net assets resulting from operations	56,152,333	(10,382,903)

Distributions to Shareholders:
Distributions	—	(35,700,076)

Change in net assets resulting from distributions to shareholders	—	(35,700,076)

Capital Transactions:
Proceeds from shares issued	3,920,647	12,053,647
Proceeds from dividends reinvested	—	35,700,076
Value of shares redeemed	(36,433,991)	(89,690,641)

Change in net assets resulting from capital transactions	(32,513,344)	(41,936,918)

Change in net assets	23,638,989	(88,019,897)
Net Assets:
Beginning of period	539,355,185	627,375,082

End of period	$562,994,174	$539,355,185

Share Transactions:
Shares issued	303,746	913,011
Dividends reinvested	—	2,826,609
Shares redeemed	(2,787,209)	(6,745,825)

Change in shares	(2,483,463)	(3,006,205)

See accompanying notes to the financial statements.

21

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$12.26		$13.35	$12.43	$12.06		$13.72	$13.86

Investment Activities:
Net Investment Income/(Loss)	0.16	(a)	0.34	0.28	0.34		0.32	0.32
Net Realized and Unrealized Gains/(Losses) on Investments	1.15		(0.58)	1.09	0.44		(1.07)	(0.01)

Total from Investment Activities	1.31		(0.24)	1.37	0.78		(0.75)	0.31

Distributions to Shareholders From:
Net Investment Income	—		(0.32)	—	(0.18)		(0.56)	(0.22)
Net Realized Gains	—		(0.53)	(0.45)	(0.23)		(0.35)	(0.23)

Total Dividends	—		(0.85)	(0.45)	(0.41)		(0.91)	(0.45)

Net Asset Value, End of Period	$13.57		$12.26	$13.35	$12.43		$12.06	$13.72

Total Return(b)	10.69	%(c)	(2.02)%	11.12%	6.52%		(5.46)%	2.14%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$562,994		$539,355	$627,375	$657,727		$735,431	$795,513
Net Investment Income/(Loss)(d)	2.53%		2.24%	2.06%	2.48%		2.31%	2.51%
Expenses Before Reductions(d)(e)	1.02%		1.01%	1.00%	1.04%		1.04%	1.04%
Expenses Net of Reductions(d)	0.71%		0.71%	0.71%	0.97%		1.04%	1.04%
Portfolio Turnover Rate	45	%(c)	66%	82%	148	%(f)	35%	23%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

22

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Structured Notes

The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a

23

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $11,208 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $41,986,474 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted

24

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2019, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $3.4 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$26,962	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$424,962	$140,120

Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Fund has adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained two independent money management organizations (the “Subadviser”), FIAM LLC (“FIAM”) and Geode Capital Management, LLC (“Geode”) to make investment decisions on behalf of the Fund. Pursuant to subadvisory agreements with the Manager and FIAM, and the Manager and Geode provide investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	0.70%	0.71%

*	The Manager voluntarily reduced the management fee to 0.45% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2019	Expires 12/31/2020	Expires 12/31/2021	Expires 12/31/2022	Total

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$134,642	$268,430	$287,302	$179,224	$869,598

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $2,436 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

26

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks+	$229,505,594	$—	$—	$229,505,594
Asset Backed Securities	—	5,466,348	—	5,466,348
Collateralized Mortgage Obligations	—	10,071,416	—	10,071,416
Corporate Bonds+	—	106,731,223	—	106,731,223
Foreign Bonds+	—	44	—	44
Yankee Dollars+	—	42,186,464	—	42,186,464
Municipal Bonds	—	5,415,535	—	5,415,535
U.S. Government Agency Mortgages	—	79,570,777	—	79,570,777
U.S. Treasury Obligations	—	83,793,254	—	83,793,254
Securities Held as Collateral for Securities on Loan	—	—	43,473,036	43,473,036
Money Markets	7,214,906	—	—	7,214,906

Total Investment Securities	236,720,500	333,235,061	43,473,036	613,428,597

Securities Sold Short	—	(1,834,098)	—	(1,834,098)
Other Financial Instruments:*
Futures Contracts	26,962	—	—	26,962

Total Investments	$236,747,462	$331,400,963	$43,473,036	$611,621,461

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

27

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$249,194,202	$271,198,017

For the period ended June 30, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$124,552,349	$134,278,252

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of nonpayment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

28

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $570,759,787. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$46,362,084
Unrealized (depreciation)	(5,527,373)

Net unrealized appreciation/(depreciation)	$40,834,711

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$24,240,658	$11,459,418	$35,700,076

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$15,385,962	$20,111,017	$—	$(4,434,583)	$31,062,396

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

29

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

30

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Fidelity Institutional Asset Management® Total Bond Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 18

Statement of Operations Page 18

Statements of Changes in Net Assets Page 19

Financial Highlights Page 20

Notes to the Financial Statements Page 21

Other Information Page 27

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,072.30	$2.98	0.58%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,071.40	$4.26	0.83%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$1,000.00	$1,021.92	$2.91	0.58%

AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$1,000.00	$1,020.68	$4.16	0.83%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Corporate Bonds	33.7%

U.S. Government Agency Mortgages	24.7

U.S. Treasury Obligations	23.7

Yankee Dollars	12.4

Securities Held as Collateral for Securities on Loan	5.1

Collateralized Mortgage Obligations	2.8

Money Markets	2.4

Asset Backed Securities	1.6

Municipal Bonds	1.5

Common Stocks	— †

Warrants	— †

Total Investment Securities	107.9

Net other assets (liabilities)	(7.9)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares, Principal Amount		Fair Value
Common Stock (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
10	Midstates Petroleum Co., Inc.*	$59

Total Common Stock (Cost $—)		59

Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
3,841	Midstates Petroleum Co., Inc.	38

Total Warrant (Cost $8,435)		38

Asset Backed Securities (1.6%):
$2,238,269	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	2,263,936
379,042	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	380,321
339,000	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	338,999
174,479	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	173,520
688,505	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	710,960
512,249	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	512,890
246,274	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	247,530
542,324	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	546,817
6,392	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 4.72%, Callable 7/25/19 @ 100(b)	6,400
335,885	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	343,515
564,405	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	587,252
250,000	Horizon Aircraft Finance II, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	249,999
243,408	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	252,353
416,000	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	415,999
473,399	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	489,186
580,161	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	592,312

Total Asset Backed Securities (Cost $7,988,961)		8,111,989

Collateralized Mortgage Obligations (2.8%):
500,000	AIMCO CLO 10, Ltd., Class A, Series 2019-10A, 3.62% (US0003M+132bps), 7/22/32(a)	500,000
560,000	Benchmark 2018-B8 Mortgage Trust, Class A5, Series 2018-B8, 4.23%, 1/15/52	626,777
169,734	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 4.19% (US0001M+180bps), 11/15/35(a)	170,382
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 3.44% (US0001M+100bps), 4/15/34(a)	400,502

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 3.74% (US0001M+130bps), 4/15/34(a)	$266,499
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 4.04% (US0001M+160bps), 4/15/34(a)	176,441
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 4.34% (US0001M+190bps), 4/15/34(a)	185,579
154,256	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 5.02% (US0001M+263bps), 9/15/20(a)	153,824
261,000	Cedar Funding XI Clo, Ltd., Class A1A, Series 2019-11A, 3.87% (US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(a)	262,810
627,000	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 3.52% (US0001M+112bps), 6/15/34(a)	627,000
123,000	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 3.90% (US0001M+150bps), 6/15/34(a)	123,000
139,000	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 4.15% (US0001M+175bps), 6/15/34(a)	139,000
282,000	Citigroup Commercial Mortgage Trust, Class A4, Series 2018-C6, 4.41%, 11/10/51	319,452
232,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2018-C14, 4.42%, 11/15/51	260,291
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 4.64% (US0001M+225bps), 12/15/30(a)	1,385,634
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	328,751
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	105,177
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	105,516
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	133,575
604,000	Dryden 36 Senior Loan Fund, Class AR2, Series 2014-36A, 3.88% (US0003M+128bps), 4/15/29, Callable 4/15/20 @ 100(a)	604,135
427,000	Dryden 72 CLO, Ltd., Class A, Series 2019-72A, 3.76% (US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	426,949
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	67,493
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	103,880
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	141,139
250,000	Madison Park Funding X, Ltd., Class AR2, Series 2012-101, 3.80% (US0003M+122bps), 1/20/29, Callable 7/20/20 @ 100(a)	250,099
500,000	Madison Park Funding XXXVII, Ltd., Class A1, Series 2019-37A (US0003M+130bps), 7/15/32(a)	499,746
461,000	Magnetite XXI, Ltd., Class A, Series 2019-21A, 3.91% (US0003M+128bps), 4/20/30, Callable 4/20/20 @ 100(a)	461,889
872,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	979,497
375,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.64% (US0001M+125bps), 6/15/35(a)	373,893

See accompanying notes to the financial statements.

2

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$904,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.89% (US0001M+150bps), 6/15/35(a)	$902,930
474,778	MSCG Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(a)(b)	472,390
199,750	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	199,440
140,250	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	141,055
500,000	Niagara Park Clo, Ltd., Class A, Series 2019-1A, 3.69% (US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	500,000
401,000	RETL, Class C, Series 2019-RVP, 4.49% (US0001M+210bps), 3/15/36(a)	402,532
509,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 3.91% (US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	509,228
516,000	Voya CLO, Ltd., Class A, Series 2019-2(US0003M+127bps), 7/20/32(a)	516,000
555,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	621,810

Total Collateralized Mortgage Obligations (Cost $14,165,090)		14,444,315

Corporate Bonds (33.7%):
Aerospace & Defense (0.3%):
365,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	379,144
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	325,238
480,000	TransDigm, Inc., 6.50%, 7/15/24, Callable 8/5/19 @ 103.25	485,999
365,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	382,794

		1,573,175

Banks (2.6%):
534,000	Bank of America Corp., 3.00% (US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	543,852
656,000	Bank of America Corp., 4.20%, 8/26/24	695,862
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	641,591
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	137,898
690,000	Bank of America Corp., Series G, 3.50%, 4/19/26	721,523
811,000	Bank of America Corp., 3.42% (US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100	832,580
250,000	Bank of America Corp., Series AA, 6.10% (US0003M+390bps), 12/29/49, Callable 3/17/25 @ 100	270,000
75,000	Bank of America Corp., Series X, 6.25% (US0003M+371bps), 12/31/49, Callable 9/5/24 @ 100	81,281
245,000	CIT Group, Inc., 6.13%, 3/9/28^	278,688
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,133,580
393,000	Citigroup, Inc., 3.35% (US0003M+90bps), 4/24/25, Callable 4/24/24 @ 100	403,582
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,735,466
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	250,623
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,144,783

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$759,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	$768,280
400,000	JPMorgan Chase & Co., 4.45% (US0003M+133bps), 12/5/29, Callable 12/5/28 @ 100	444,816
500,000	Regions Bank, 6.45%, 6/26/37	632,193
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	262,839
470,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100	488,213

		13,467,650

Beverages (0.8%):
1,302,000	Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,422,518
380,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39, Callable 7/23/38 @ 100	450,822
873,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49, Callable 7/23/48 @ 100	1,061,955
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	542,935
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	653,448

		4,131,678

Capital Markets (2.3%):
282,000	Affiliated Managers Group, Inc., 4.25%	299,254
572,000	Affiliated Managers Group, Inc., 3.50%	587,819
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	714,664
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	252,374
596,000	Goldman Sachs Group, Inc.(The), 2.88% (US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	599,167
230,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	231,420
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100^	247,969
7,000,000	Morgan Stanley, 3.74% (US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100	7,294,552
359,000	Morgan Stanley, Series G, 4.43% (US0003M+163bps), 1/23/30, Callable 1/23/29 @ 100, MTN	396,405
220,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38^(a)	227,975
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	477,501
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	535,586

		11,864,686

Chemicals (0.3%):
200,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	190,500
370,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94^(a)	385,263
465,000	TPC Group, Inc., 8.75%, 12/15/20, Callable 8/5/19 @ 100(a)	465,000

See accompanying notes to the financial statements.

3

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28^	$199,000
300,000	W R Grace & Co., 5.63%, 10/1/24(a)	322,500

		1,562,263

Commercial Services & Supplies (0.2%):
280,000	ADT Corp., 4.88%, 7/15/32(a)	238,000
300,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(a)	305,250
300,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	309,000

		852,250

Construction & Engineering (0.3%):
375,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	405,469
405,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	420,693
220,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34^(a)	199,375
20,000	Summit Midstream Holdings LLC, 5.50%, 8/15/22, Callable 8/5/19 @ 102.75	19,200
465,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31^	408,038

		1,452,775

Consumer Finance (3.1%):
115,000	Ally Financial, Inc., 3.88%, 5/21/24, Callable 4/21/24 @ 100	117,588
1,435,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100^	1,589,262
406,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	419,519
797,000	Capital One NA, Series B, 2.95%, 7/23/21, Callable 6/23/21 @ 100	804,804
250,000	Discover Bank, 7.00%	258,583
644,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	653,520
250,000	Discover Bank, Series B, 4.68% (USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100	258,314
457,000	Discover Financial Services, 4.10%, Callable 11/9/26 @ 100	474,853
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,070,922
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	410,074
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,491,878
240,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	247,205
496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22^	524,998
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	539,704
500,000	General Motors Acceptance Corp., 8.00%, 11/1/31	660,625
572,000	General Motors Financial Co., 3.50%, 7/10/19	572,037
747,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	762,833
210,000	Navient Corp., 6.63%	223,388
30,000	Navient Corp., 7.25%, 1/25/22, MTN	32,438
275,000	Navient Corp., 6.50%, 6/15/22	291,500
50,000	Navient Corp., 5.50%, 1/25/23	51,375
575,000	Navient Corp., 7.25%, 9/25/23	615,250
65,000	Navient Corp., 6.13%, 3/25/24, MTN	66,625

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$25,000	Navient Corp., 5.88%, 10/25/24^	$25,313
175,000	Navient Corp., 6.75%, 6/15/26^	181,563
290,000	Springleaf Finance Corp., 6.88%, 3/15/25	316,825
100,000	Springleaf Finance Corp., 7.13%, 3/15/26	109,125
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	422,501
112,000	Synchrony Financial, 3.00%, 8/15/19, Callable 8/5/19 @ 100	112,011
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	519,675
184,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	192,463
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	326,866
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	660,262
529,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100^	569,034

		15,572,933

Containers & Packaging (0.2%):
150,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	153,439
125,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56^	128,438
100,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	101,875
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	93,200
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 8/5/19 @ 102.56(a)	305,249
160,000	Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 8/5/19 @ 103.5^(a)	165,000
170,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	172,338

		1,119,539

Diversified Consumer Services (0.4%):
134,000	APX Group, Inc., 8.75%, 12/1/20, Callable 8/5/19 @ 100^	127,300
170,000	APX Group, Inc., 7.88%, 12/1/22, Callable 8/5/19 @ 103.94^	162,775
340,000	APX Group, Inc., 7.63%, 9/1/23, Callable 9/1/19 @ 105.72^	277,100
190,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	193,325
170,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	172,975
120,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	128,400
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(a)	753,825
100,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	105,125

		1,920,825

Diversified Financial Services (0.5%):
91,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	94,753

See accompanying notes to the financial statements.

4

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$140,000	EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 5/15/26, Callable 5/15/21 @ 105.81(a)	$124,950
250,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106(a)	170,000
210,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 1/15/20 @ 103.44(a)	190,575
45,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	41,400
830,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 8/5/19 @ 102.69	848,674
300,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	309,750
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	522,035
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	289,112

		2,591,249

Diversified Telecommunication Services (1.3%):
481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	480,554
867,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	898,417
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	45,182
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	552,824
300,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	306,015
325,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	338,000
530,000	Frontier Communications Corp., 7.05%, 10/1/46	277,588
200,000	Qwest Corp., 7.25%, 9/15/25^	221,518
1,116,000	Verizon Communications, Inc., 5.50%, 3/16/47	1,408,708
900,000	Verizon Communications, Inc., 5.01%, 4/15/49	1,076,013
747,000	Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	761,006

		6,365,825

Electric Utilities (1.3%):
1,217,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	1,306,819
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	163,512
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	265,314
2,306,000	FirstEnergy, Inc., Series B, 4.25%, Callable 12/15/22 @ 100^	2,422,770
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	766,815
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	217,330
175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(a)	175,875
243,185	NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	260,208
175,000	NV Energy, Inc., 6.25%, 11/15/20	184,018
600,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75^(a)	633,750
140,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	145,075

		6,541,486

Principal Amount		Fair Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components (0.1%):
$380,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	$373,350

Energy Equipment & Services (0.1%):
115,000	Archrock Partners LP/Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16(a)	120,175
170,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	158,950
160,000	Weatherford International LLC, 9.88%, 3/1/25, Callable 12/1/24 @ 100^	82,573

		361,698

Entertainment (0.1%):
390,000	The Walt Disney Co., 7.75%, 12/1/45(a)	652,213

Equity Real Estate Investment Trusts (3.4%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, Callable 12/15/19 @ 100	82,006
152,000	American Campus Communities, Inc., 3.75%, Callable 1/15/23 @ 100	157,278
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	748,847
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 0 @ 100	162,839
328,000	Boston Properties LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	362,697
514,000	BPG Subsidiary, Inc., 3.88%, Callable 6/15/22 @ 100	529,832
426,000	Brandywine Operating Partners LP, 4.55%, Callable 7/1/29 @ 100	448,081
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	410,667
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	431,860
489,000	Brandywine Realty Trust, 3.95%, Callable 11/15/22 @ 100^	507,762
788,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100^	798,612
64,000	Brixmor Operating Partners LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	66,229
134,000	Camden Property Trust, 2.95%, Callable 9/15/22 @ 100	136,447
381,000	Corporate Office Properties Trust, 3.70%, Callable 4/15/21 @ 100	384,394
414,000	Corporate Office Properties Trust, 5.00%, Callable 4/1/25 @ 100	444,170
205,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	203,206
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	34,169
350,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	364,261
256,000	Duke Realty LP, 3.88%, Callable 7/15/22 @ 100	266,164
146,000	Duke Realty LP, 3.75%, Callable 9/1/24 @ 100	152,946
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	282,455
500,000	Equity One, Inc., 3.75%, Callable 8/15/22 @ 100	518,498
240,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	256,800

See accompanying notes to the financial statements.

5

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$45,000	HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	$45,288
52,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	52,131
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	658,677
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	139,186
500,000	Mack-Cali Realty LP, 4.50%, Callable 1/18/22 @ 100^	494,089
401,000	Mack-Cali Realty LP, 3.15%, Callable 2/15/23 @ 100	364,910
595,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100	608,388
75,000	MGM Growth Properties LLC, 5.75%, 2/1/27, Callable 11/1/26 @ 100(a)	80,719
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	313,500
1,000,000	Office Properties Income Trust, 3.75%, 8/15/19, Callable 0 @ 100	1,000,272
820,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	852,800
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	292,240
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100^	2,013,069
126,000	OMEGA Healthcare Investors, Inc., 4.95%, Callable 1/1/24 @ 100^	133,403
70,000	Post Apartment Homes LP, 3.38%, Callable 9/1/22 @ 100	71,380
68,000	Retail Opportunity Investments Corp., 5.00%, Callable 9/15/23 @ 100	70,732
104,000	Retail Opportunity Investments Corp., 4.00%, Callable 9/15/24 @ 100	103,550
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	155,775
387,000	Tanger Properties LP, 3.13%, Callable 6/1/26 @ 100^	367,700
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	164,993
452,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	456,928
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	120,327
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	208,804
67,000	Weingarten Realty Investors, 3.38%, Callable 7/15/22 @ 100	68,062
814,000	WP Carey, Inc., 4.00%, Callable 11/1/24 @ 100	841,273
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	102,340

		17,530,756

Food & Staples Retailing (0.1%):
100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 8/5/19 @ 102.94(a)	102,750
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	412,979

		515,729

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.5%):
$88,000	Conagra Brands, Inc., 3.80%, 10/22/21	$90,441
550,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 8/5/19 @ 102.94(a)	565,813
1,030,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(a)	1,071,200
83,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	90,159
400,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	434,500
300,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	304,500

		2,556,613

Health Care Equipment & Supplies (0.1%):
249,000	Becton Dickinson And Co., 2.40%, 6/5/20	248,861
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	197,125

		445,986

Health Care Providers & Services (2.6%):
620,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	596,750
185,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	185,694
140,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	134,750
400,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	412,949
1,017,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	1,072,868
1,181,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,241,346
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	544,401
773,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	819,225
421,000	Halfmoon Parent, Inc., 3.75%, 7/15/23, Callable 6/15/23 @ 100(a)	438,056
204,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	216,685
526,000	Halfmoon Parent, Inc., 4.38%, 10/15/28, Callable 7/15/28 @ 100(a)	565,562
327,000	Halfmoon Parent, Inc., 4.80%, 8/15/38, Callable 2/15/38 @ 100(a)	350,976
327,000	Halfmoon Parent, Inc., 4.90%, 12/15/48, Callable 6/15/48 @ 100(a)	355,519
2,837,000	HCA, Inc., 6.50%, 2/15/20	2,904,378
37,000	HCA, Inc., 5.88%, 3/15/22	40,423
30,000	HCA, Inc., 4.75%, 5/1/23	32,063
500,000	HCA, Inc., 5.38%, 2/1/25	539,375
1,042,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,094,099
355,000	Tenet Healthcare Corp., 6.75%, 6/15/23^	356,775
235,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	233,825
130,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13^(a)	134,550
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	197,909

See accompanying notes to the financial statements.

6

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$670,000	Toledo Hospital (The), 6.02%, 11/15/48^	$779,880
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	21,125

		13,269,183

Hotels, Restaurants & Leisure (0.4%):
495,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(a)	494,999
145,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 8/5/19 @ 103.5	151,525
30,000	Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	32,700
150,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	153,750
300,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 10/15/19 @ 103.38(a)	309,000
150,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(a)	148,500
136,488	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 8/5/19 @ 105^	143,312
270,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75^(a)	272,363
145,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5^(a)	145,363
45,000	Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 105.06(a)	46,856
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	178,075
155,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	159,844

		2,236,287

Independent Power and Renewable Electricity Producers (0.2%):
115,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88(a)	117,300
150,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63^(a)	160,125
30,000	Talen Energy Supply LLC, 6.50%, 6/1/25, Callable 6/1/20 @ 103.25	25,125
560,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	553,000
35,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	35,044
180,000	TerraForm Power Operating LLC, 6.63%, 6/15/25, Callable 6/15/20 @ 103.31^(a)	189,225
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	39,900

		1,119,719

Industrial Conglomerates (0.2%):
300,000	Icahn Enterprises LP, 6.00%, 8/1/20, Callable 8/1/19 @ 100	300,375
395,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38	410,306
165,000	Icahn Enterprises LP, 6.25%, 5/15/26, Callable 5/15/22 @ 103.13^(a)	166,238

		876,919

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance (1.7%):
$326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	$330,313
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,262,691
200,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	207,000
40,000	Liberty Mutual Group, Inc., 4.25%(a)	42,263
140,000	Liberty Mutual Group, Inc., 4.57%(a)	153,444
324,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	356,387
149,000	Marsh & McLennan Cos., Inc., 4.75%, 3/15/39, Callable 9/15/38 @ 100	170,089
296,000	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49, Callable 9/15/48 @ 100	348,714
2,184,000	Metropolitan Life Global Funding I, 2.93% (SOFR+50bps), 5/28/21(a)	2,183,799
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	723,319
165,000	Tiaa Asset Management Finance LLC, 4.13%(a)	177,581
463,000	Unum Group, 3.88%	476,573
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	357,646
1,556,000	Unum Group, 5.75%, 8/15/42	1,790,471
195,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	193,050

		8,773,340

Leisure Products (0.0%†):
195,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06^(a)	200,606

Life Sciences Tools & Services (0.1%):
145,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	152,613
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	310,500
225,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	231,750

		694,863

Media (2.6%):
1,237,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 8/5/19 @ 104.41(a)	1,292,665
300,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(a)	313,500
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94^(a)	738,500
92,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	96,902
219,000	Comcast Corp., 4.65%, 7/15/42	251,866
245,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	276,949
347,000	CSC Holdings LLC, 5.38%, 7/15/23, Callable 7/16/19 @ 102.69(a)	356,543
420,000	CSC Holdings LLC, 7.75%, 7/15/25, Callable 7/15/20 @ 103.88^(a)	452,550
160,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	175,800
300,000	DISH DBS Corp., 5.00%, 3/15/23^	289,500

See accompanying notes to the financial statements.

7

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$300,000	DISH DBS Corp., 5.88%, 11/15/24^	$283,875
210,000	DISH Network Corp., 3.38%, 8/15/26	203,932
59,000	Fox Corp., 3.67%, 1/25/22^(a)	60,967
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(a)	109,201
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100(a)	166,099
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100(a)	173,010
98,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100(a)	119,451
121,000	NBCUniversal Media LLC, 5.95%, 4/1/41	160,176
174,000	NBCUniversal Media LLC, 4.45%, 1/15/43	190,961
1,000,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	1,070,000
600,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31(a)	583,500
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 8/5/19 @ 101.54(a)	304,125
105,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	107,363
792,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	817,740
195,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	202,556
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	953,988
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	411,431
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	508,447
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,588,736
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	107,969

		13,368,302

Metals & Mining (0.1%):
300,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	301,125

Mortgage Real Estate Investment Trusts (0.0%†):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	65,650

Multi-Utilities (0.4%):
1,371,000	Dominion Resources, Inc., Series 06-B, 4.90%, Callable 7/26/19 @ 100	1,299,023
49,000	Puget Energy, Inc., 6.00%	52,391
506,000	Sempra Energy, 6.00%, 10/15/39	610,318

		1,961,732

Oil, Gas & Consumable Fuels (4.8%):
222,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	229,720
609,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	683,370
787,000	Anadarko Petroleum Corp., 7.50%, 5/1/31	1,034,922
422,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	515,984
712,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	922,763

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$695,000	California Resources Corp., 8.00%, 12/15/22, Callable 8/5/19 @ 104^(a)	$523,856
640,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	736,000
1,075,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63^	1,111,280
475,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81^(a)	499,938
450,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^	417,375
320,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 8/5/19 @ 103.13^(a)	320,000
434,000	Columbia Pipeline Group, 3.30%, Callable 5/1/20 @ 100	437,008
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	211,809
290,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	222,575
290,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 7/22/19 @ 103.13^	295,800
150,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31^	152,063
150,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 8/5/19 @ 102.17	152,250
185,000	DCP Midstream Operating LLC, 5.60%, Callable 10/1/43 @ 100	173,900
163,000	DCP Midstream Operating LLC, 3.88%, Callable 12/15/22 @ 100^	164,834
410,000	DCP Midstream Operating LLC, 8.13%, 8/16/30	500,200
200,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	210,500
750,000	DCP Midstream Operating LP, 5.85% (US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100(a)	703,125
540,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 8/5/19 @ 109.25(a)	506,250
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	125,635
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	84,561
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100^	109,524
167,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	186,133
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	135,454
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	107,993
350,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	381,971
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	216,853
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	144,693
300,000	Global Partners LP, 6.25%, 7/15/22, Callable 8/5/19 @ 101.56	303,000

See accompanying notes to the financial statements.

8

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$109,000	Hess Corp., 7.30%, 8/15/31	$133,700
430,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	442,900
310,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 8/5/19 @ 102.5(a)	307,675
80,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	71,600
295,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(a)	140,125
49,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	49,104
198,000	Kinder Morgan (Delaware), Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	229,066
167,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	181,535
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	153,495
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	77,309
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	800,635
165,000	Magnolia Oil & Gas Operating LLC/Finance Corp., 6.00%, 8/1/26, Callable 8/1/21 @ 103(a)	168,300
1,163,000	Midstates Petroleum Co., Inc., 10.75%(c)	—
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	182,348
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	262,899
95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	104,440
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	321,921
70,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	71,750
290,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(a)	294,350
57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	56,995
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	111,522
162,000	Regency Energy Partners LP / Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	173,745
300,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 7/22/19 @ 101.41	295,500
175,000	Rose Rock Midstream LP, 5.63%, 11/15/23, Callable 7/22/19 @ 102.81^	168,875
455,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 2/15/20 @ 103.63^(a)	341,250
355,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19	342,575
160,000	Semgroup Corp., 7.25%, 3/15/26, Callable 3/15/21 @ 103.63	156,400
346,000	Southeast Supply Header LLC, 4.25%, Callable 3/15/24 @ 100(a)	358,134
348,000	Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	318,420
958,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	1,012,658
180,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	187,425

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$45,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 8/5/19 @ 101.75	$45,563
170,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 8/5/19 @ 101.42	170,425
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84	201,338
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	206,700
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	201,825
574,000	Western Gas Partners LP, 5.38%, Callable 3/1/21 @ 100	593,439
154,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	156,112
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	896,667
101,000	Western Gas Partners, LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	102,565
271,000	Williams Partners LP, 4.00%, 11/15/21, Callable 0 @ 100	279,829
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	366,169
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	258,445
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	451,875

		23,968,942

Pharmaceuticals (0.2%):
200,000	Bayer US Finance II LLC, 4.25%, Callable 10/15/25 @ 100(a)	211,275
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	177,625
87,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	89,075
275,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	289,272
116,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	128,779
165,000	Valeant Pharmaceuticals International, 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	184,388

		1,080,414

Real Estate Management & Development (0.1%):
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(a)	309,000

Semiconductors & Semiconductor Equipment (0.0%†):
140,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75	147,350

Software (0.3%):
245,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	258,781
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	36,050
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	203,044
140,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	145,775

See accompanying notes to the financial statements.

9

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$437,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 8/5/19 @ 104.5(a)	$451,202
170,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	176,588
440,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(a)	451,150

		1,722,590

Technology Hardware, Storage & Peripherals (0.1%):
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	142,223
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	431,076

		573,299

Textiles, Apparel & Luxury Goods (0.1%):
130,000	The William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(a)	136,175
190,000	USA Compression Partners LP, 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	200,688
65,000	USA Compression Partners LP, 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(a)	68,250

		405,113

Thrifts & Mortgage Finance (0.1%):
355,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	353,065

Tobacco (1.0%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	333,442
453,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	488,159
452,000	Altria Group, Inc., 4.25%, 8/9/42	416,424
302,000	Altria Group, Inc., 4.50%, 5/2/43	287,619
520,000	Altria Group, Inc., 5.38%, 1/31/44	557,460
470,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	417,525
300,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	339,351
600,000	Reynolds American, Inc., 7.25%	741,715
140,000	Reynolds American, Inc., 3.25%, 6/12/20	140,960
478,000	Reynolds American, Inc., 4.00%, 6/12/22	495,992
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	366,562
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	196,518
600,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	553,500

		5,335,227

Trading Companies & Distributors (0.4%):
365,000	AerCap Global Aviation Trust, 6.50% (US0003M+430bps), 6/15/45, Callable 6/15/25 @ 100^(a)	381,425
297,000	Air Lease Corp., 3.88%, Callable 3/1/21 @ 100	303,427
499,000	Air Lease Corp., 4.75%, 3/1/20	506,165
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100^	353,333
82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100^	82,467

Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$467,000	Air Lease Corp., 4.25%, 2/1/24	$492,331

		2,119,148

Wireless Telecommunication Services (0.3%):
100,000	Sprint Communications, Inc., 6.00%, 11/15/22^	104,250
835,000	Sprint Communications, Inc., 7.88%, 9/15/23	907,019
420,000	Sprint Communications, Inc., 7.13%, 6/15/24	444,150

		1,455,419

Total Corporate Bonds (Cost $165,375,313)		171,789,972

Yankee Dollars (12.4%):
Aerospace & Defense (0.4%):
126,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(a)	127,755
115,000	Avolon Holdings Funding, Ltd., 5.50%, 1/15/23, Callable 12/15/22 @ 100(a)	122,613
430,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	455,585
203,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	216,449
167,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	170,960
204,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(a)	210,037
215,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 8/6/19 @ 101(a)	215,538
320,000	Bombardier, Inc., 6.13%, 1/15/23(a)	323,999
290,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63(a)	297,612
240,000	Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94(a)	240,000

		2,380,548

Banks (2.3%):
642,000	Barclays Bank plc, 3.25%, 1/12/21	646,911
874,000	Barclays Bank plc, 4.38%, 1/12/26	904,851
580,000	Barclays Bank plc, 5.09% (US0003M+305bps), 6/20/30, Callable 6/20/29 @ 100	593,101
600,000	Barclays Bank plc, 7.88%, 12/31/99, Callable 3/15/22 @ 100(a)	627,762
205,000	HSBC Holdings plc, 4.25%, 3/14/24	216,272
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	199,500
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,193,275
791,000	Rabobank Nederland NY, 4.38%, 8/4/25	838,589
200,000	RBS Citizens Financial Group, Inc., 4.15%(a)	206,829
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,098,839
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	894,036
847,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	921,146
235,000	Royal Bank of Scotland Group plc, 7.50% (USSW5+580bps), 12/29/49, Callable 8/10/20 @ 100^	240,581
454,000	UniCredit SpA, 6.57%, 1/14/22(a)	482,473

		12,064,165

Beverages (0.0%†):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	127,344

See accompanying notes to the financial statements.

10

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets (1.6%):
$720,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	$721,210
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,036,448
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,219,086
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	748,743
742,000	Deutsche Bank AG, 5.00%, 2/14/22	767,213
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,260,016
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25^	1,411,854
733,000	UBS Group AG, 4.13%, 9/24/25(a)	781,794

		7,946,364

Chemicals (0.1%):
575,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	587,938
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	148,875
160,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	149,997
49,000	Nutrien, Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	52,903
86,000	Nutrien, Ltd., 5.00%, 4/1/49, Callable 10/1/48 @ 100	97,360
210,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(a)	218,925

		1,255,998

Containers & Packaging (0.1%):
410,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 8/5/19 @ 105.44(a)	432,550
300,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	310,125

		742,675

Diversified Financial Services (1.1%):
600,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	603,000
300,000	Altice Finco SA, 8.13%, 1/15/24, Callable 8/5/19 @ 104.06(a)	307,125
325,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	338,813
180,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 10/15/19 @ 103.94(a)	189,000
240,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	237,300
280,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75^(a)	275,800
85,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	87,933
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	2,211,354
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(a)	202,250
30,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 8/6/19 @ 103.81(a)	30,488

		4,483,063

Diversified Telecommunication Services (0.2%):
200,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09^(a)	209,500
200,000	Sable International Finance, Ltd., 6.88%, 8/1/22, Callable 5/6/19 @ 103.44(a)	206,750
400,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	410,000

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$45,000	Telecom Italia Capital, 6.38%, 11/15/33	$46,406
400,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	414,000
80,000	Telecom Italia SpA, 6.00%, 9/30/34	80,600

		1,367,256

Energy Equipment & Services (0.1%):
195,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91(a)	167,700
325,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100	169,000
330,000	Weatherford International, Ltd., 6.50%, 8/1/36	169,950

		506,650

Hotels, Restaurants & Leisure (0.2%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13^(a)	176,969
550,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5^(a)	581,625
330,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44(a)	322,987
205,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	199,363

		1,280,944

Insurance (0.0%†):
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358bps), 4/2/49, Callable 4/2/29 @ 100^(a)	214,470

Machinery (0.0%†):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, Callable 4/1/20 @ 100	107,054

Media (0.3%):
295,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 8/6/19 @ 104.88^(a)	271,400
640,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94(a)	645,600
180,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	182,700

		1,099,700

Metals & Mining (0.4%):
400,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(a)	416,000
681,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100(a)	774,638
300,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 8/5/19 @ 101.81^(a)	297,750

		1,488,388

Multi-Utilities (0.1%):
355,000	InterGen NV, 7.00%, 6/30/23, Callable 8/5/19 @ 102.33(a)	328,375

Oil, Gas & Consumable Fuels (2.9%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	358,511
558,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	577,529
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	234,218

See accompanying notes to the financial statements.

11

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	$236,291
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 8/5/19 @ 102.29(a)	337,025
60,000	Meg Energy Corp., 6.38%, 1/30/23, Callable 8/6/19 @ 101.06(a)	57,000
230,000	Meg Energy Corp., 7.00%, 3/31/24, Callable 8/6/19 @ 103.5(a)	218,500
300,000	Petrobras Global Finance BV, 5.30%, 1/27/25	318,375
2,677,000	Petrobras Global Finance BV, 7.25%, 3/17/44^	2,984,855
144,000	Petroleos Mexicanos, 6.00%, 3/5/20	145,866
1,471,000	Petroleos Mexicanos, 4.88%, 1/18/24^	1,440,405
1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26	944,842
1,700,000	Petroleos Mexicanos, 6.50%, 3/13/27	1,681,603
1,039,000	Petroleos Mexicanos, 6.50%, 6/2/41	921,247
841,000	Petroleos Mexicanos, 5.50%, 6/27/44	674,178
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	810,055
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,459,403
222,000	Teine Energy, Ltd., 6.88%, 9/30/22, Callable 8/6/19 @ 103.44(a)	225,885

		14,625,788

Pharmaceuticals (0.7%):
1,489,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,519,185
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	685,037
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	324,863
484,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	458,590
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23^	165,215
37,000	Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23, Callable 8/5/19 @ 101.38(a)	37,324
405,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(a)	429,300
202,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	206,040

		3,825,554

Software (0.1%):
355,000	Open Text Corp., 5.88%, 6/1/26, Callable 6/1/21 @ 102.94^(a)	376,300

Sovereign Bond (0.5%):
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,424,640
250,000	Dominican Republic, 6.00%, 7/19/28(a)	269,897
1,500,000	Republic of Argentina, 5.88%, 1/11/28	1,130,625

		2,825,162

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	206,872
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	216,196

		423,068

Tobacco (0.3%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	709,952

Principal Amount		Fair Value
Yankee Dollars, continued
Tobacco, continued
$690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	$722,347

		1,432,299

Trading Companies & Distributors (0.6%):
240,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	248,100
1,165,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 7/1/22	1,221,793
412,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	441,870
251,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	263,864
147,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 8/5/19 @ 103.19	150,491
405,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	413,607

		2,739,725

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	348,563
30,000	Millicom International Cellular SA, 6.00%, Callable 3/15/20 @ 103(a)	31,013
335,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	364,313
700,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	748,999

		1,492,888

Total Yankee Dollars (Cost $62,687,919)		63,133,778

Municipal Bonds (1.5%):
California (0.5%):
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	606,412
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,529,785
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	690,359
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,156

		2,841,712

Illinois (1.0%):
55,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%	55,901
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%	373,742
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	103,230
109,091	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	114,127
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	310,367
315,000	Illinois State, Build America Bonds, GO, 6.63%	363,671
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%	489,035
132,000	Illinois State, Build America Bonds, GO, 6.20%	137,456
1,935,000	Illinois State, Build America Bonds, GO, 7.35%	2,290,633

See accompanying notes to the financial statements.

12

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued
$420,000	Illinois State, Build America Bonds, GO, 4.00%	$423,683

		4,661,845

Total Municipal Bonds (Cost $6,943,079)		7,503,557

U.S. Government Agency Mortgages (24.7%):
Federal Home Loan Mortgage Corporation (6.3%)
337,417	5.00%, Pool #G06596	366,454
330,442	3.50%, Pool #Q33547	339,397
37,067	3.00%, Pool #Q33468	37,422
56,923	3.50%, Pool #Q32328	58,656
128,996	3.50%, Pool #Q32008	132,942
59,359	3.50%, Pool #Q31974	61,176
333,395	4.00%, Pool #Q30720	347,068
75,788	3.50%, Pool #V81958	78,316
88,908	3.50%, Pool #V81886	91,863
107,189	4.00%, Pool #V80950	111,491
202,242	3.50%, Pool #V81792	208,976
115,606	3.50%, Pool #V81750	119,454
89,404	3.50%, Pool #V81744	92,366
47,422	4.00%, Pool #Q19597	49,691
94,287	4.00%, Pool #Q18481	98,788
514,783	3.50%, Pool #Q17209	529,205
61,822	3.50%, Pool #Q33791	63,503
256,304	3.00%, Pool #Q34156	258,781
396,608	3.50%, Pool #Q34164	407,392
390,633	3.50%, Pool #Q34311	402,576
149,078	3.50%, Pool #G60603	153,420
480,413	3.50%, Pool #G60553	501,959
1,647,216	4.50%, Pool #G60517	1,738,701
727,253	3.50%, Pool #Q54334	746,114
21,328	4.00%, Pool #Q54192	22,164
24,261	4.00%, Pool #Q51189	25,283
22,175	4.00%, Pool #Q50433	23,196
277,409	4.00%, Pool #G30718	292,735
156,593	3.50%, Pool #Q40647	160,521
29,556	4.00%, Pool #Q38783	30,777
23,047	4.00%, Pool #Q38782	24,071
9,574	4.00%, Pool #Q38879	9,990
22,862	4.00%, Pool #Q37853	23,735
114,094	4.00%, Pool #Q35845	118,204
21,574	3.00%, Pool #Q34979	21,877
68,688	3.00%, Pool #Q34759	69,650
16,851	4.00%, Pool #Q38812	17,547
54,711	4.00%, Pool #Q13121	57,346
59,850	4.00%, Pool #Q22499	62,718
35,388	2.50%, POOL #G18683	35,643
42,418	3.50%, Pool #G07231	43,607
590,417	3.50%, Pool #G07921	608,290
642,216	3.00%, Pool #G08553	655,592
20,403	2.50%, POOL #G18665	20,566
19,622	2.50%, Pool #G18654	19,779
73,431	3.50%, Pool #Q11244	76,105
22,146	2.50%, POOL #G18687	22,306
78,000	4.50%, Pool #A96051	82,335
772,015	4.00%, Pool #A96413	806,454
635,336	4.00%, Pool #A96807	663,663
74,672	4.50%, Pool #A97673	79,946

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$54,845	3.50%, Pool #G61896	$56,558
123,863	4.50%, Pool #A97942	132,625
63,806	3.50%, Pool #Q10434	66,115
49,993	3.50%, Pool #Q10392	51,810
68,054	3.50%, Pool #Q10047	70,523
56,292	3.50%, Pool #Q10164	58,341
59,317	2.50%, 6/1/31, Pool #G18604	59,836
88,042	2.50%, 7/1/31, Pool #V61246	88,858
152,641	2.50%, 8/1/31, Pool #V61273	154,082
603,438	3.50%, 3/1/32, Pool #C91403	625,586
1,597,480	3.50%, 7/1/32, Pool #C91467	1,656,107
591,451	2.50%, 12/1/32, Pool #G18669	596,183
97,721	2.50%, 3/1/33, Pool #G18680	98,425
65,836	3.00%, 4/1/33, Pool #K90336	67,833
283,212	3.00%, 4/1/33, Pool #G18684	289,258
163,945	3.00%, 6/1/33, Pool #K90632	168,911
97,096	3.00%, 6/1/33, Pool #K90684	100,044
140,689	3.00%, 6/1/33, Pool #K90806	144,954
69,301	3.00%, 6/1/33, Pool #C91709	71,403
400,106	2.50%, 7/1/33, Pool #G16661	403,366
316,404	3.00%, 7/1/33, Pool #C91714	329,321
804,019	3.00%, 9/1/33, POOL #G18706	820,289
604,114	3.50%, 11/1/33, Pool #G16677	625,113
613,106	3.50%, 2/1/34, Pool #G16752	633,871
98,532	3.00%, 4/1/34, Pool #G16829	100,566
700,000	2.50%, 5/1/34, Pool #ZT2022	701,674
691,366	3.50%, 10/1/34, Pool #C91793	713,947
1,394,225	4.00%, 5/1/37, Pool #C91938	1,461,356
1,839,153	5.00%, 2/1/38, Pool #G60365	1,991,405
148,820	3.00%, 12/1/42, Pool #C04320	150,354
178,122	3.50%, 1/1/44, Pool #G60271	185,880
357,762	3.50%, 1/1/44, Pool #G07922	369,927
240,606	4.00%, 2/1/45, Pool #G07949	251,220
442,763	3.50%, 11/1/45, Pool #Q37467	456,322
14,063	4.00%, 4/1/46, Pool #Q39975	14,676
80,346	4.00%, 4/1/46, Pool #V82292	83,344
428,397	3.50%, 9/1/46, Pool #Q43257	441,118
3,745,208	3.00%, 1/1/47, Pool #G61826	3,784,917
1,263,506	3.00%, 2/1/47, Pool #G08747	1,273,986
270,363	3.50%, 11/1/47, Pool #Q52086	277,467
330,713	3.50%, 3/1/48, Pool #G67710	341,822
497,363	4.00%, 5/1/48, Pool #Q55992	518,217
1,260,341	4.00%, 6/1/48, Pool #G67713	1,316,138
156,825	4.00%, 7/1/48, Pool #Q59935	162,944
318,722	3.50%, 5/1/49, Pool #Q63646	329,384

		33,365,887

Federal National Mortgage Association (10.2%)
346,671	2.50%, Pool #MA3734	350,913
3,042	4.50%, Pool #720240	3,209
42,646	3.00%, Pool #AZ3728	43,176
42,731	5.00%, Pool #AZ3448	45,969
66,611	4.00%, Pool #AZ3341	69,190
55,784	4.00%, Pool #AZ2719	57,949
60,986	4.00%, Pool #AZ1876	63,348
76,599	4.50%, Pool #BM5199	81,662
258,262	4.00%, Pool #AZ1783	267,720

See accompanying notes to the financial statements.

13

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$57,577	4.00%, Pool #AZ0560	$59,671
308,413	4.00%, Pool #AZ0833	320,323
819,250	2.50%, Pool #BN7572	823,057
99,072	3.50%, Pool #AY9074	102,055
901,530	2.50%, Pool #CA3748	909,109
31,784	6.00%, Pool #889219	35,350
1,072,182	3.50%, Pool #AY5622	1,104,311
93,543	3.50%, Pool #AY5352	96,340
21,885	4.00%, Pool #AY0045	22,652
183,436	4.00%, Pool #AX8459	191,086
125,702	4.00%, Pool #BE3774	130,865
6,583	4.50%, Pool #723124	6,954
16,723	4.50%, Pool #726928	17,665
12,641	4.50%, Pool #726956	13,349
5,975	4.50%, Pool #727029	6,311
867,519	4.00%, Pool #BJ2731	901,654
907,818	3.50%, Pool #BJ3436	928,384
284,792	3.00%, Pool #BJ5753	290,740
355,573	4.50%, Pool #BK7877	375,352
155,218	3.50%, Pool #BC9014	159,721
61,068	4.00%, Pool #BC7809	63,435
48,049	4.00%, Pool #BC3920	49,913
18,543	4.00%, Pool #BC2276	19,254
26,078	4.00%, Pool #BC0997	27,033
91,028	6.00%, Pool #889371	103,329
656,310	3.50%, Pool #BC0880	674,305
96,478	4.00%, Pool #BA6404	100,011
94,785	3.00%, Pool #AZ8288	95,958
400,000	2.50%, Pool #MA3628	402,796
13,049	4.50%, Pool #734922	13,779
8,926	4.50%, Pool #729713	9,427
42,063	4.50%, Pool #729380	44,421
7,682	4.50%, Pool #729327	8,115
8,110	4.50%, Pool #727160	8,563
30,423	4.50%, Pool #727147	32,123
299,646	3.50%, Pool #BC0823	307,033
65,520	6.00%, Pool #889506	71,860
39,427	4.00%, Pool #AW9502	40,810
56,148	4.00%, Pool #AS6350	58,870
716,886	4.00%, Pool #AL7593	751,594
76,535	4.50%, Pool #AB8198	80,838
180,109	5.00%, Pool #AL7550	196,226
134,078	2.50%, Pool #AS8012	135,311
384,267	5.00%, Pool #AL7307	418,959
150,852	3.50%, Pool #AL7261	156,438
284,969	4.00%, Pool #AL6541	296,796
429,225	3.00%, Pool #AL7195	433,391
396,703	4.50%, Pool #AL5082	423,015
347,521	3.00%, Pool #AL5059	352,716
43,874	4.50%, Pool #AL5321	46,342
316,788	2.50%, Pool #AB8465	317,342
55,225	4.50%, Pool #AC5442	58,856
744,548	3.00%, Pool #AL3181	755,694
35,852	6.00%, Pool #AL2130	39,784
123,829	6.00%, Pool #AL2129	137,709
10,932	6.00%, Pool #AL2128	12,158

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$66,628	4.50%, Pool #AH5580	$71,508
272,884	5.00%, Pool #310165	291,319
244,288	3.00%, Pool #AB7846	249,215
106,904	4.50%, Pool #AB0051	112,913
143,266	4.00%, Pool #AL7413	150,217
512,528	4.50%, Pool #AB0043	541,302
241,342	3.00%, Pool #AS5634	244,341
100,601	3.00%, Pool #AS4972	101,849
18,426	3.50%, Pool #AS1614	19,056
1,386,952	4.50%, Pool #AL9846	1,473,468
96,465	3.50%, Pool #AS1612	99,775
144,099	3.50%, Pool #AS1611	149,031
45,649	3.50%, Pool #AS1406	47,215
32,655	3.50%, Pool #AR7567	33,556
30,324	3.50%, Pool #AR6751	31,158
484,393	3.00%, Pool #BD9809	495,132
123,099	3.50%, Pool #AQ9328	127,664
77,728	4.00%, Pool #AA4757	81,558
24,976	3.50%, Pool #AR1797	25,662
18,734	6.00%, Pool #889733	20,843
125,404	3.50%, Pool #AL8970	129,050
345,207	6.00%, Pool #932030	377,884
225,738	3.50%, Pool #AL8990	231,950
98,739	3.50%, Pool #AP4100	101,746
19,559	3.50%, Pool #AQ9054	20,150
1,310,952	3.00%, 3/1/30, Pool #BM4299	1,344,545
27,064	3.00%, 9/1/32, Pool #BM1884	27,609
25,160	3.00%, 9/1/32, Pool #MA3125	25,665
287,320	3.00%, 9/1/32, Pool #BM5110	293,910
289,429	3.00%, 12/1/32, Pool #BM5109	295,981
841,302	3.00%, 12/1/32, Pool #BM5345	860,581
2,204,397	3.00%, 2/1/33, Pool #BM5108	2,251,585
70,773	3.00%, 2/1/33, Pool #MA3283	72,267
44,608	3.00%, 3/1/33, Pool #BM4614	45,604
377,404	3.00%, 3/1/33, Pool #MA3312	385,371
56,571	3.00%, 5/1/33, Pool #AT3000	57,172
62,569	3.00%, 6/1/33, Pool #AT6090	63,232
308,848	3.00%, 7/1/33, Pool #MA1490	315,267
650,000	2.50%, 7/25/33, TBA	654,367
197,832	3.00%, 10/1/33, Pool #BM5832	202,003
1,778,824	3.00%, 11/1/33, Pool #BM5111	1,819,677
99,275	3.00%, 6/1/34, Pool #CA3585	101,458
250,000	3.00%, 7/25/34, TBA	254,883
714,461	6.00%, 5/1/36, Pool #745512	788,454
481,310	5.00%, 6/1/39, Pool #AL7521	524,935
570,503	6.00%, 7/1/39, Pool #BF0030	638,821
2,737,287	3.50%, 11/1/42, Pool #AL2866	2,842,845
738,696	3.00%, 2/1/43, Pool #AT0223	753,573
83,587	3.50%, 3/1/43, Pool #AL3409	86,066
82,816	4.00%, 10/1/43, Pool #BM1167	86,841
108,611	4.00%, 5/1/45, Pool #AZ1207	112,517
370,207	4.00%, 6/1/45, Pool #AY8096	383,793
152,468	4.00%, 6/1/45, Pool #AY8126	157,951
704,428	3.50%, 7/1/45, Pool #AZ0814	723,110
1,345,141	4.00%, 2/1/46, Pool #BC1578	1,401,016
428,368	4.00%, 6/1/46, Pool #BC0960	446,082

See accompanying notes to the financial statements.

14

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$635,385	4.00%, 6/1/46, Pool #AL9282	$661,742
657,359	3.50%, 7/1/46, Pool #AL9515	675,858
230,931	4.00%, 7/1/46, Pool #BC1443	243,618
83,403	4.00%, 7/1/46, Pool #BC6148	86,823
114,123	4.00%, 8/1/46, Pool #BD1451	118,860
106,384	4.50%, 8/1/46, Pool #AL9111	112,757
40,996	3.50%, 8/1/46, Pool #BD5247	42,183
65,429	3.50%, 9/1/46, Pool #BD7792	67,324
246,551	4.00%, 9/1/46, Pool #BC2843	260,086
122,874	4.00%, 9/1/46, Pool #BD1489	127,973
23,405	3.50%, 9/1/46, Pool #BD0711	24,088
213,610	4.00%, 10/1/46, Pool #BC4754	225,381
43,897	4.00%, 10/1/46, Pool #BD7599	45,719
297,976	3.50%, 10/1/46, Pool #AL9285	304,737
369,933	3.50%, 10/1/46, Pool #BC4760	380,635
58,491	3.50%, 12/1/46, Pool #BE5877	60,190
1,605,735	3.50%, 12/1/46, Pool #BD8504	1,652,620
768,397	3.50%, 12/1/46, Pool #BC9077	790,042
39,407	3.50%, 1/1/47, Pool #BE7834	40,558
657,317	3.50%, 1/1/47, Pool #AL9776	675,418
176,514	3.50%, 2/1/47, Pool #BE5696	181,461
2,628,034	4.00%, 2/1/47, Pool #AL9779	2,742,428
199,681	4.00%, 5/1/47, Pool #BM1277	207,600
17,280	4.00%, 6/1/47, Pool #BH4269	17,953
143,870	4.00%, 7/1/47, Pool #AS9968	149,572
39,486	4.00%, 12/1/47, Pool #BJ2132	41,058
22,408	4.00%, 12/1/47, Pool #BJ4279	23,299
22,453	4.00%, 2/1/48, Pool #CA1199	23,322
24,489	4.00%, 3/1/48, Pool #BK3214	25,441
24,470	4.00%, 3/1/48, Pool #BK1867	25,372
20,866	4.00%, 4/1/48, Pool #BK4838	21,691
55,498	4.00%, 4/1/48, Pool #BK3836	57,704
21,843	4.00%, 4/1/48, Pool #BJ8805	22,710
23,268	4.00%, 4/1/48, Pool #BK2485	24,338
101,901	4.00%, 4/1/48, Pool #CA1545	105,644
209,454	4.00%, 4/1/48, Pool #BM3700	219,043
135,106	4.00%, 5/1/48, Pool #BM3877	140,449
24,476	4.00%, 5/1/48, Pool #BK2527	25,630
900,000	3.50%, 7/25/48, TBA	920,109
4,100,000	3.00%, 7/25/49, TBA	4,133,953

		53,172,421

Government National Mortgage Association (8.1%)
1,458,718	3.00%, Pool #MA4777	1,492,075
104,616	5.00%, Pool #705997	111,253
312,253	3.00%, Pool #MA4961	319,398
34,553	3.50%, Pool #AR9028	35,910
26,714	3.50%, Pool #AR9166	27,766
34,693	3.50%, Pool #AS4272	36,054
41,926	3.50%, Pool #AS4285	43,576
134,771	3.50%, Pool #AT4139	140,388
31,186	3.50%, Pool #AT4134	32,489
579,544	4.50%, Pool #4978	617,550
419,712	4.00%, Pool #5054	443,651
205,324	4.50%, Pool #005055	218,791
137,461	3.50%, Pool #MA5397	141,933
132,868	4.50%, Pool #005082	141,576

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$179,593	4.50%, Pool #366975	$194,848
46,592	3.50%, Pool #784391	48,409
565,337	3.50%, Pool #783976	589,598
374,664	4.00%, Pool #784232	392,852
246,814	4.00%, Pool #783143	258,862
13,803	5.00%, Pool #629493	14,582
222,998	5.00%, Pool #646746	239,534
3,277	5.00%, Pool #672672	3,486
8,106	5.00%, Pool #676766	8,705
13,680	5.00%, Pool #687818	14,691
1,495	5.00%, Pool #697946	1,589
476,517	4.00%, Pool #5203	503,708
44,036	3.00%, Pool #MA4003	45,081
174,519	Class JA, Series 2015-H21, 2.50%, Callable 5/20/21 @ 100	174,153
10,328	4.00%, Pool #MA3311	10,781
236,572	4.00%, Pool #MA3035	246,595
138,194	4.00%, Pool #MA2893	144,217
675,183	4.00%, Pool# MA1376	713,607
55,643	3.00%, Pool #MA0698	57,327
73,814	4.00%, 10/20/40, Pool #G24833	77,162
215,219	4.00%, 1/20/41, Pool #4922	227,496
522,113	3.50%, 12/20/41, Pool #5258	543,545
916,117	4.00%, 1/20/42, Pool #5280	968,385
625,182	3.50%, 10/20/42, Pool #MA0462	650,365
56,890	4.00%, 11/20/42, Pool #AB9233	59,064
312,060	3.00%, 12/20/42, POOL# MA0624	320,116
373,900	3.00%, 12/20/42, Pool #AA5872	383,800
3,027,004	3.50%, 1/20/43, Pool #MA0699	3,156,255
672,433	3.50%, 2/20/43, Pool #MA0783	699,517
84,865	3.50%, 3/20/43, Pool #AD8884	88,584
103,686	3.00%, 3/20/43, Pool #AD8812	105,922
244,781	3.00%, 3/20/43, Pool #AA6146	251,445
33,437	3.50%, 4/20/43, Pool #AB9891	34,905
88,542	3.50%, 4/20/43, Pool #AD9075	91,703
9,368	4.00%, 7/20/44, Pool #MA2074	9,902
9,177	4.00%, 9/20/45, Pool #MA3106	9,672
9,434	4.00%, 10/20/45, Pool #MA3174	9,943
10,399	4.00%, 1/20/46, Pool # MA3377	10,961
309,773	3.00%, 4/20/46, Pool #MA3596	317,801
653,902	4.00%, 5/20/46, Pool #MA3664	681,600
475,235	3.50%, 5/20/46, Pool #MA3663	491,758
91,474	3.00%, 5/20/46, Pool #MA3662	93,727
421,364	3.00%, 6/20/46, Pool #MA3735	431,360
446,648	3.50%, 6/20/46, Pool #MA3736	462,182
345,581	3.00%, 7/20/46, Pool #MA3802	353,780
247,728	3.50%, 7/20/46, Pool #MA3803	256,083
294,837	3.00%, 8/20/46, Pool #MA3873	301,834
1,023,535	3.00%, 9/20/46, Pool #MA3936	1,047,828
267,482	3.00%, 11/20/46, Pool #MA4068	273,830
2,849,758	3.00%, 12/20/46, Pool #MA4126	2,912,487
402,187	4.00%, 1/15/47, Pool #AX5831	419,815
397,246	4.00%, 1/15/47, Pool #AX5857	414,667
698,942	3.00%, 1/20/47, Pool #MA4195	714,909
388,390	3.00%, 2/20/47, Pool #MA4261	397,261
107,636	4.00%, 3/20/47, Pool #MA4322	112,132

See accompanying notes to the financial statements.

15

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$450,723	4.00%, 4/20/47, Pool #784304	$468,578
402,205	4.00%, 4/20/47, Pool #784303	418,172
1,566,231	4.50%, 4/20/47, Pool #MA4384	1,661,856
71,953	4.00%, 5/20/47, Pool #MA4452	74,961
301,813	4.00%, 6/20/47, Pool #MA4511	314,439
998,950	4.50%, 6/20/47, Pool #MA4512	1,059,918
4,524,131	3.50%, 9/20/47, Pool #MA4719	4,676,343
178,069	3.00%, 11/20/47, Pool #MA4836	182,142
1,789,338	3.50%, 1/20/48, Pool #MA4962	1,851,800
365,836	4.00%, 4/20/48, Pool #BG3507	382,268
251,746	4.00%, 4/20/48, Pool #BG7744	263,056
3,090,000	3.00%, 7/20/49, TBA	3,156,145

		39,356,509

Total U.S. Government Agency Mortgages (Cost $125,035,490)		125,894,817

U.S. Treasury Obligations (23.7%):
U.S. Treasury Bonds (4.3%)
2,785,000	2.50%, 2/15/46	2,770,640
17,170,000	3.00%, 2/15/49	18,860,171

		21,630,811

U.S. Treasury Inflation Index Bonds (0.9%)
3,398,283	0.75%, 2/15/45	3,360,109
85,511	1.00%, 2/15/46	89,615
731,066	1.00%, 2/15/49	773,697

		4,223,421

U.S. Treasury Inflation Index Notes (3.2%)
2,028,031	0.25%, 1/15/25	2,030,607
7,956,145	0.63%, 1/15/26	8,147,786

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes, continued
$4,233,834	0.13%, 7/15/26	$4,204,153
2,043,998	0.88%, 1/15/29	2,152,009

		16,534,555

U.S. Treasury Notes (15.3%)
14,191,000	1.88%, 3/31/22	14,253,086
19,128,000	1.88%, 7/31/22	19,211,684
6,348,000	2.13%, 3/31/24	6,454,131
8,034,000	2.13%, 7/31/24	8,169,574
6,658,000	2.25%, 12/31/24	6,814,047
7,087,000	2.50%, 2/28/26	7,370,480
5,813,000	1.88%, 6/30/26	5,815,044
9,035,000	3.13%, 11/15/28	9,910,266

		77,998,312

Total U.S. Treasury Obligations (Cost $116,856,305)		120,387,099

Securities Held as Collateral for Securities on Loan (5.1%):
25,988,359	BlackRock Liquidity FedFund, Institutional Class (d)	25,988,359

Total Securities Held as Collateral for Securities on Loan (Cost $25,988,359)		25,988,359

Money Markets (2.4%):
12,114,101	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(e)	12,114,101

Total Money Markets (Cost $12,114,101)		12,114,101

Total Investment Securities (Cost $537,163,052) — 107.9%(f)		549,368,084
Net other assets (liabilities) — (7.9)%		(40,358,450)

Net Assets — 100.0%		$509,009,634

Percentages indicated are based on net assets as of June 30, 2019.

GO—General Obligation

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USSW5—USD 5 Year Swap Rate

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $24,917,312.

†	Represents less than 0.05%.

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2019.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(e)	The rate represents the effective yield at June 30, 2019.

(f)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

16

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage
Argentina	0.2%
Australia	0.2%
Bermuda	0.2%
Canada	0.9%
Cayman Islands	0.8%
Chile	0.1%
Dominican Republic	0.3%
France	0.1%
Germany	0.6%
Guernsey	0.7%
Ireland	0.6%
Italy	0.4%
Jersey	0.1%
Luxembourg	1.0%
Mexico	1.8%
Netherlands	1.5%
United Kingdom	2.1%
United States	88.4%

100.0%

Securities Sold Short (-0.6%):

At June 30, 2019, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	2.50%	7/25/33	$(950,000)	$(956,586)	$(956,383)
Federal National Mortgage Association, TBA	3.00%	7/25/34	(1,625,000)	(1,652,011)	(1,656,738)
Federal National Mortgage Association, TBA	3.50%	7/25/48	(900,000)	(919,336)	(920,109)

				$(3,527,933)	$(3,533,230)

See accompanying notes to the financial statements.

17

AZL Fidelity Institutional Asset Management Total Bond Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$537,163,052

Investment securities, at value(a)	$549,368,084
Interest and dividends receivable	4,499,583
Receivable for investments sold	20,983,417
Prepaid expenses	4,099

Total Assets	574,855,183

Liabilities:
Payable for investments purchased	35,527,108
Payable for capital shares redeemed	436,627
Payable for collateral received on loaned securities	25,988,359
Securities sold short (Proceeds received $3,527,933)	3,533,230
Interest payable on securities sold short	6,360
Manager fees payable	208,368
Administration fees payable	14,033
Distribution fees payable	99,511
Custodian fees payable	3,427
Administrative and compliance services fees payable	1,255
Transfer agent fees payable	2,149
Trustee fees payable	762
Other accrued liabilities	24,360

Total Liabilities	65,845,549

Net Assets	$509,009,634

Net Assets Consist of:
Paid in capital	$486,721,440
Total distributable earnings	22,288,194

Net Assets	$509,009,634

Class 1
Net Assets	$23,315,111
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,278,248
Net Asset Value (offering and redemption price per share)	$10.23

Class 2
Net Assets	$485,694,523
Shares of beneficial interest (unlimited number of shares authorized, no par value)	46,200,754
Net Asset Value (offering and redemption price per share)	$10.51

(a)	Includes securities on loan of $24,917,312.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$9,726,747
Dividends	119,924
Income from securities lending	88,159

Total Investment Income	9,934,830

Expenses:
Manager fees	1,256,380
Administration fees	120,620
Distribution fees — Class 2	600,832
Custodian fees	11,020
Administrative and compliance services fees	5,539
Transfer agent fees	6,888
Trustee fees	17,555
Professional fees	15,985
Shareholder reports	9,122
Other expenses	11,455

Total expenses	2,055,396

Net Investment Income/(Loss)	7,879,434

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	394,601
Net realized gains/(losses) on securities held short	88,879
Change in net unrealized appreciation/depreciation on securities	26,672,720
Change in net unrealized appreciation/depreciation on securities sold short	41,679

Net realized and Change in net unrealized gains/losses on investments	27,197,879

Change in Net Assets Resulting From Operations	$35,077,313

See accompanying notes to the financial statements.

18

AZL Fidelity Institutional Asset Management Total Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$7,879,434	$14,770,014
Net realized gains/(losses) on investments	483,480	(4,619,768)
Change in unrealized appreciation/depreciation on investments	26,714,399	(18,013,951)

Change in net assets resulting from operations	35,077,313	(7,863,705)

Distributions to Shareholders:
Class 1	—	(707,681)
Class 2	—	(14,621,912)

Change in net assets resulting from distributions to shareholders	—	(15,329,593)

Capital Transactions:
Class 1
Proceeds from shares issued	1,839,180	907,880
Proceeds from dividends reinvested	—	707,681
Value of shares redeemed	(1,555,742)	(3,245,300)

Total Class 1 Shares	283,438	(1,629,739)

Class 2
Proceeds from shares issued	6,650,315	10,368,064
Proceeds from dividends reinvested	—	14,621,912
Value of shares redeemed	(33,468,432)	(76,454,314)

Total Class 2 Shares	(26,818,117)	(51,464,338)

Change in net assets resulting from capital transactions	(26,534,679)	(53,094,077)

Change in net assets	8,542,634	(76,287,375)
Net Assets:
Beginning of period	500,467,000	576,754,375

End of period	$509,009,634	$500,467,000

Share Transactions:
Class 1
Shares issued	184,025	93,143
Dividends reinvested	—	75,046
Shares redeemed	(157,570)	(333,055)

Total Class 1 Shares	26,455	(164,866)

Class 2
Shares issued	658,193	1,034,907
Dividends reinvested	—	1,505,861
Shares redeemed	(3,287,889)	(7,711,888)

Total Class 2 Shares	(2,629,696)	(5,171,120)

Change in shares	(2,603,241)	(5,335,986)

See accompanying notes to the financial statements.

19

AZL Fidelity Institutional Asset Management Total Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$9.54		$9.96	$9.77	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.17	(a)	0.32	0.23	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	0.52		(0.42)	0.21	(0.47)

Total from Investment Activities	0.69		(0.10)	0.44	(0.23)

Distributions to Shareholders From:
Net Investment Income	—		(0.32)	(0.25)	—

Total Dividends	—		(0.32)	(0.25)	—

Net Asset Value, End of Period	$10.23		$9.54	$9.96	$9.77

Total Return(b)	7.23	%(c)	(1.00)%	4.55%	(2.30	)%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$23,315		$21,476	$24,077	$25,981
Net Investment Income/(Loss) (d)	3.37%		2.96%	2.23%	3.03%
Expenses Before Reductions(d)(e)	0.58%		0.56%	0.56%	0.59%
Expenses Net of Reductions(d)	0.58%		0.56%	0.56%	0.59%
Portfolio Turnover Rate(f)	42%		38%	81%	119%

Class 2

Net Asset Value, Beginning of Period	$9.81		$10.23	$10.05	$9.85		$10.14	$9.78

Investment Activities:
Net Investment Income/(Loss)	0.16	(a)	0.31	0.22	0.26		0.31	0.18
Net Realized and Unrealized Gains/(Losses) on Investments	0.54		(0.44)	0.21	0.29		(0.40)	0.34

Total from Investment Activities	0.70		(0.13)	0.43	0.55		(0.09)	0.52

Dividends to Shareholders From:
Net Investment Income	—		(0.29)	(0.25)	(0.34)		(0.20)	(0.16)
Net Realized Gains	—		—	—	(0.01)		—	—

Total Dividends	—		(0.29)	(0.25)	(0.35)		(0.20)	(0.16)

Net Asset Value, End of Period	$10.51		$9.81	$10.23	$10.05		$9.85	$10.14

Total Return(b)	7.14	%(c)	(1.25)%	4.28%	5.51%		(0.89)%	5.37%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$485,695		$478,991	$552,678	$568,216		$433,205	$457,287
Net Investment Income/(Loss) (d)	3.12%		2.71%	1.98%	3.06%		2.93%	2.11%
Expenses Before Reductions(d)(e)	0.83%		0.81%	0.81%	0.83%		0.82%	0.81%
Expenses Net of Reductions(d)	0.83%		0.81%	0.81%	0.83%		0.82%	0.81%
Portfolio Turnover Rate(f)	42%		38%	81%	119%		123%	421%

^	Class 1 activity is for the period October 31, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

20

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity Institutional Asset Management Total Bond Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

21

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned of expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,667 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $24,917,312 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2019, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

22

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Fund has adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM”), FIAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	0.50%	0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	0.50%	0.95%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $2,207 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

23

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total

Common Stocks+	$59	$—	$—		$—	$59
Warrants	—	38	—		—	38
Asset Backed Securities	—	8,111,989	—		—	8,111,989
Collateralized Mortgage Obligations	—	14,444,315	—		—	14,444,315
Corporate Bonds+	—	171,789,972	—	#	—	171,789,972
Yankee Dollars+	—	63,133,778	—		—	63,133,778
Municipal Bonds	—	7,503,557	—		—	7,503,557
U.S. Government Agency Mortgages	—	125,894,817	—		—	125,894,817
U.S. Treasury Obligations	—	120,387,099	—		—	120,387,099
Securities Held as Collateral for Securities on Loan	—	—	—		25,988,359	25,988,359
Money Markets	12,114,101	—	—		—	12,114,101

Total Investment Securities	12,114,160	511,265,565	—		25,988,359	549,368,084

Securities Sold Short	—	(3,533,230)	—		—	(3,533,230)

Total Investments	$12,114,160	$507,732,335	$—		$25,988,359	$545,834,854

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2019.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

24

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$206,316,871	$225,899,855

For the period ended June 30, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL Fidelity Institutional Asset Management Total Bond Fund	$150,319,843	$182,402,191

6. Investment Risks

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $533,700,011. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,482,875
Unrealized (depreciation)	(3,348,032)

Net unrealized appreciation/(depreciation)	$12,134,843

As of the end of its tax year ended December 31, 2018, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Fidelity Institutional Asset Management Total Bond Fund	$8,420,981	$4,436,088	$12,857,069

25

AZL Fidelity Institutional Asset Management Total Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Fidelity Institutional Asset Management Total Bond Fund	$15,329,593	$—	$15,329,593

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Fidelity Institutional Asset Management Total Bond Fund	$14,770,005	$—	$(12,857,069)	$(14,702,055)	$(12,789,119)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 35% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

26

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

27

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Gateway Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 7

Statement of Operations Page 7

Statements of Changes in Net Assets Page 8

Financial Highlights Page 9

Notes to the Financial Statements Page 10

Other Information Page 15

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Gateway Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Gateway Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Gateway Fund	$1,000.00	$1,059.00	$5.72	1.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Gateway Fund	$1,000.00	$1,019.24	$5.61	1.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	21.8%

Health Care	14.2

Financials	13.2

Communication Services	10.5

Consumer Discretionary	9.9

Industrials	9.8

Consumer Staples	7.2

Energy	5.1

Utilities	3.3

Real Estate	3.0

Materials	2.4

Total Common Stocks	100.4

Money Markets	1.5

Purchased Put Options	0.4

Total Investment Securities	102.3

Net other assets (liabilities)	(2.3)

Net Assets	100.0%

1

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+ (100.4%):
Aerospace & Defense (2.3%):
3,642	Boeing Co. (The)	$1,325,724
1,094	Huntington Ingalls Industries, Inc.	245,866
4,028	Raytheon Co.	700,389
660	TransDigm Group, Inc.*	319,308
7,260	United Technologies Corp.	945,252

		3,536,539

Air Freight & Logistics (0.5%):
6,847	United Parcel Service, Inc., Class B	707,089
1,686	XPO Logistics, Inc.*	97,468

		804,557

Airlines (0.3%):
1,963	Alaska Air Group, Inc.	125,455
5,626	JetBlue Airways Corp.*	104,025
2,922	United Continental Holdings, Inc.*	255,821

		485,301

Auto Components (0.1%):
2,002	Autoliv, Inc.	141,161
2,156	Cooper Tire & Rubber Co.	68,022
1,557	Garrett Motion, Inc.*	23,900
2,253	Veoneer, Inc.*	38,999

		272,082

Automobiles (0.0%†):
316	Tesla, Inc.*	70,613

Banks (6.0%):
6,563	Associated Banc-Corp.	138,742
69,110	Bank of America Corp.	2,004,189
19,176	Citigroup, Inc.	1,342,895
2,412	First Republic Bank	235,532
20,107	Huntington Bancshares, Inc.	277,879
24,167	JPMorgan Chase & Co.	2,701,870
5,266	Old National Bancorp	87,363
815	Signature Bank	98,485
857	SVB Financial Group*	192,474
14,767	U.S. Bancorp	773,791
29,061	Wells Fargo & Co.	1,375,167

		9,228,387

Beverages (2.1%):
29,564	Coca-Cola Co. (The)	1,505,399
4,065	Monster Beverage Corp.*	259,469
11,264	PepsiCo, Inc.	1,477,048

		3,241,916

Biotechnology (2.7%):
10,244	AbbVie, Inc.	744,944
5,663	Amgen, Inc.	1,043,578
2,068	Biogen, Inc.*	483,643
6,505	Celgene Corp.*	601,322
10,406	Gilead Sciences, Inc.	703,029
800	Seattle Genetics, Inc.*	55,368
2,497	Vertex Pharmaceuticals, Inc.*	457,900

		4,089,784

Building Products (0.3%):
7,559	Johnson Controls International plc	312,262
577	Lennox International, Inc.	158,675
1,287	Resideo Technologies, Inc.*	28,211

		499,148

Shares		Fair Value
Common Stocks+, continued
Capital Markets (2.6%):
11,306	Bank of New York Mellon Corp. (The)	$499,160
11,489	Charles Schwab Corp. (The)	461,743
4,163	Eaton Vance Corp.	179,550
751	FactSet Research Systems, Inc.	215,207
3,621	Goldman Sachs Group, Inc. (The)	740,857
7,251	Intercontinental Exchange, Inc.	623,151
2,700	Legg Mason, Inc.	103,356
15,135	Morgan Stanley	663,064
1,494	MSCI Inc.	356,752
2,217	TD Ameritrade Holding Corp.	110,673
2,393	Waddell & Reed Financial, Inc., Class A	39,891

		3,993,404

Chemicals (1.8%):
332	AdvanSix, Inc.*	8,111
2,113	Ashland Global Holdings, Inc.	168,977
1,709	Celanese Corp., Series A	184,230
1,973	Chemours Co. (The)	47,352
7,466	Corteva, Inc.	220,770
6,483	Dow, Inc.	319,676
7,466	DuPont de Nemours, Inc.	560,472
3,693	Eastman Chemical Co.	287,426
683	Ingevity Corp.*	71,831
5,581	LyondellBasell Industries NV, Class A	480,692
5,456	Olin Corp.	119,541
3,223	RPM International, Inc.	196,958
6,871	Valvoline, Inc.	134,191

		2,800,227

Commercial Services & Supplies (0.5%):
1,871	Copart, Inc.*	139,839
981	Waste Connections, Inc.	93,764
4,629	Waste Management, Inc.	534,047

		767,650

Communications Equipment (1.4%):
492	Arista Networks, Inc.*	127,733
29,874	Cisco Systems, Inc.	1,635,004
2,011	Motorola Solutions, Inc.	335,294

		2,098,031

Consumer Finance (0.3%):
2,419	Ally Financial, Inc.	74,965
5,710	Discover Financial Services	443,039

		518,004

Containers & Packaging (0.4%):
2,092	Avery Dennison Corp.	242,002
2,596	Sonoco Products Co.	169,623
4,709	WestRock Co.	171,737

		583,362

Distributors (0.2%):
2,744	Genuine Parts Co.	284,224

Diversified Consumer Services (0.0%†):
1,404	Service Corp. International	65,679

Diversified Financial Services (2.0%):
14,017	Berkshire Hathaway, Inc., Class B*	2,988,004

See accompanying notes to the financial statements.

2

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Diversified Telecommunication Services (2.0%):
48,404	AT&T, Inc.	$1,622,018
25,350	Verizon Communications, Inc.	1,448,246

		3,070,264

Electric Utilities (1.5%):
9,590	Alliant Energy Corp.	470,677
8,209	American Electric Power Co., Inc.	722,474
8,658	Duke Energy Corp.	763,982
2,484	Evergy, Inc.	149,413
405	Hawaiian Electric Industries, Inc.	17,638
2,999	OGE Energy Corp.	127,637

		2,251,821

Electrical Equipment (0.5%):
4,096	Eaton Corp. plc	341,115
6,301	Emerson Electric Co.	420,403
720	Hubbell, Inc.	93,888
723	nVent Electric plc	17,923

		873,329

Electronic Equipment, Instruments & Components (0.7%):
2,358	CDW Corp.	261,738
11,143	Corning, Inc.	370,282
6,155	Trimble Inc.*	277,652
538	Zebra Technologies Corp., Class A*	112,706

		1,022,378

Entertainment (2.2%):
6,615	Activision Blizzard, Inc.	312,228
1,116	Live Nation Entertainment, Inc.*	73,935
3,117	Netflix, Inc.*	1,144,936
1,127	Take-Two Interactive Software, Inc.*	127,948
12,596	Walt Disney Co. (The)	1,758,906

		3,417,953

Equity Real Estate Investment Trusts (3.0%):
3,897	Camden Property Trust	406,808
3,145	Digital Realty Trust, Inc.	370,450
13,292	Duke Realty Corp.	420,160
3,638	Extra Space Storage, Inc.	385,992
5,940	Healthcare Realty Trust, Inc.	186,041
4,544	Kilroy Realty Corp.	335,393
5,599	Liberty Property Trust	280,174
4,308	Mack-Cali Realty Corp.	100,333
7,721	Medical Properties Trust, Inc.	134,654
5,350	National Retail Properties, Inc.	283,604
3,099	Parks Hotels & Resorts, Inc.	85,408
7,012	Regency Centers Corp.	467,981
4,083	Sabra Health Care REIT, Inc.	80,394
9,434	Senior Housing Properties Trust	78,019
12,330	UDR, Inc.	553,493
5,777	Ventas, Inc.	394,858

		4,563,762

Food & Staples Retailing (1.2%):
9,506	Walgreens Boots Alliance, Inc.	519,693
12,516	Walmart Inc.	1,382,893

		1,902,586

Food Products (0.9%):
2,263	Bunge, Ltd.	126,072
1,234	Ingredion, Inc.	101,793

Shares		Fair Value
Common Stocks+, continued
Food Products, continued
2,252	Lamb Weston Holdings, Inc.	$142,687
16,879	Mondelez International, Inc., Class A	909,777

		1,280,329

Gas Utilities (0.1%):
232	Atmos Energy Corp.	24,490
1,778	National Fuel Gas Co.	93,790
467	UGI Corp.	24,942

		143,222

Health Care Equipment & Supplies (3.5%):
14,470	Abbott Laboratories	1,216,927
804	Align Technology, Inc.*	220,055
5,604	Baxter International, Inc.	458,968
13,333	Boston Scientific Corp.*	573,052
362	DexCom, Inc.*	54,242
1,958	Edwards Lifesciences Corp.*	361,721
5,501	Hologic, Inc.*	264,158
1,090	Intuitive Surgical, Inc.*	571,760
10,798	Medtronic plc	1,051,617
1,933	ResMed, Inc.	235,884
614	Steris plc	91,412
462	Teleflex, Inc.	152,991

		5,252,787

Health Care Providers & Services (2.8%):
2,348	Anthem, Inc.	662,629
3,009	Cigna Corp.	474,068
10,961	CVS Health Corp.	597,265
2,650	HCA Healthcare, Inc.	358,201
285	Molina Healthcare, Inc.*	40,795
1,991	Quest Diagnostics, Inc.	202,704
7,302	UnitedHealth Group, Inc.	1,781,760
1,342	Universal Health Services, Inc., Class B	174,983

		4,292,405

Health Care Technology (0.1%):
706	Veeva Systems, Inc., Class A*	114,450

Hotels, Restaurants & Leisure (1.9%):
521	Domino’s Pizza, Inc.	144,984
1,932	Hilton Grand Vacations, Inc.*	61,476
5,007	Hilton Worldwide Holdings, Inc.	489,384
1,430	Las Vegas Sands Corp.	84,499
6,914	McDonald’s Corp.	1,435,761
1,457	Melco Resorts & Entertainment, Ltd., ADR	31,646
8,970	MGM Resorts International	256,273
1,742	Restaurant Brands International, Inc.	121,158
414	Vail Resorts, Inc.	92,397
7,419	Wendy’s Co. (The)	145,264

		2,862,842

Household Durables (0.3%):
51	NVR, Inc.*	171,883
5,304	Toll Brothers, Inc.	194,232
936	Tupperware Brands Corp.	17,812

		383,927

Household Products (1.7%):
8,326	Colgate-Palmolive Co.	596,724
18,177	Procter & Gamble Co. (The)	1,993,108

		2,589,832

See accompanying notes to the financial statements.

3

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Industrial Conglomerates (1.7%):
4,231	3M Co.	$733,402
70,279	General Electric Co.	737,930
6,201	Honeywell International, Inc.	1,082,632

		2,553,964

Insurance (2.2%):
9,761	Aflac, Inc.	535,000
4,659	Allstate Corp. (The)	473,774
2,149	American Financial Group, Inc.	220,208
9,368	American International Group, Inc.	499,127
3,044	Aon plc	587,430
5,684	Arch Capital Group, Ltd.*	210,762
4,835	Arthur J. Gallagher & Co.	423,498
1,956	FNF Group	78,827
5,157	Lincoln National Corp.	332,369

		3,360,995

Interactive Media & Services (4.9%):
1,275	Alphabet, Inc., Class A*	1,380,570
2,754	Alphabet, Inc., Class C*	2,976,826
377	Baidu, Inc., ADR*	44,245
15,827	Facebook, Inc., Class A*	3,054,611
1,471	Zillow Group, Inc., Class C*	68,240

		7,524,492

Internet & Direct Marketing Retail (4.0%):
2,723	Amazon.com, Inc.*	5,156,354
369	Booking Holdings, Inc.*	691,768
7,137	eBay, Inc.	281,912
94	MercadoLibre, Inc.*	57,506

		6,187,540

IT Services (4.8%):
3,442	Automatic Data Processing, Inc.	569,066
83	Black Knight, Inc.*	4,992
1,969	Broadridge Financial Solutions, Inc.	251,402
5,988	Cognizant Technology Solutions Corp., Class A	379,579
3,881	Fidelity National Information Services, Inc.	476,121
831	FleetCor Technologies, Inc.*	233,386
6,515	International Business Machines Corp.	898,419
1,082	Jack Henry & Associates, Inc.	144,901
1,331	Leidos Holdings, Inc.	106,280
3,734	Paychex, Inc.	307,271
8,739	PayPal Holdings, Inc.*	1,000,266
1,862	VeriSign, Inc.*	389,456
14,359	Visa, Inc., Class A	2,492,005
7,050	Western Union Co.	140,225

		7,393,369

Leisure Products (0.0%†):
707	Polaris Industries, Inc.	64,500

Life Sciences Tools & Services (0.4%):
1,429	Illumina, Inc.*	526,086
873	PRA Health Sciences, Inc.*	86,558

		612,644

Machinery (1.8%):
5,446	Caterpillar, Inc.	742,234
2,149	Cummins, Inc.	368,210
3,225	Deere & Co.	534,415

Shares		Fair Value
Common Stocks+, continued
Machinery, continued
1,459	IDEX Corp.	$251,152
2,384	Parker Hannifin Corp.	405,304
5,878	Pentair plc	218,662
1,148	Snap-On, Inc.	190,155
1,858	Timken Co.	95,390

		2,805,522

Media (1.3%):
32,256	Comcast Corp., Class A	1,363,784
1,353	Liberty Broadband Corp., Class C*	141,010
3,626	Liberty Global plc, Series C*	96,198
1,725	Liberty Latin America, Ltd., Class C*	29,653
1,241	News Corp., Class B	17,324
3,062	Omnicom Group, Inc.	250,931
19,028	Sirius XM Holdings, Inc.	106,176

		2,005,076

Metals & Mining (0.2%):
3,808	Southern Copper Corp.	147,941
6,051	Steel Dynamics, Inc.	182,740
1,116	Worthington Industries, Inc.	44,930

		375,611

Mortgage Real Estate Investment Trusts (0.1%):
3,478	AGNC Investment Corp.	58,500
6,421	Annaly Capital Management, Inc.	58,624

		117,124

Multiline Retail (0.4%):
2,942	Nordstrom, Inc.	93,732
6,665	Target Corp.	577,256

		670,988

Multi-Utilities (1.7%):
5,620	Ameren Corp.	422,118
9,825	CenterPoint Energy, Inc.	281,290
5,068	Consolidated Edison, Inc.	444,362
7,046	Public Service Enterprise Group, Inc.	414,446
2,112	Sempra Energy	290,273
9,143	WEC Energy Group, Inc.	762,252

		2,614,741

Oil, Gas & Consumable Fuels (5.1%):
1,970	Cheniere Energy, Inc.*	134,847
14,834	Chevron Corp.	1,845,943
17,256	ConocoPhillips	1,052,616
9,295	Continental Resources, Inc.*	391,227
32,077	Exxon Mobil Corp.	2,458,060
1,838	HollyFrontier Corp.	85,063
11,491	Occidental Petroleum Corp.	577,767
5,267	ONEOK, Inc.	362,422
4,968	Phillips 66	464,707
2,155	Targa Resources Corp.	84,605
4,484	Valero Energy Corp.	383,875

		7,841,132

Personal Products (0.4%):
2,139	Estee Lauder Co., Inc. (The), Class A	391,672
1,094	Herbalife Nutrition, Ltd.*	46,779

		438,451

See accompanying notes to the financial statements.

4

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Pharmaceuticals (4.7%):
12,125	Bristol-Myers Squibb Co.	$549,869
6,821	Eli Lilly & Co.	755,699
533	Jazz Pharmaceuticals plc*	75,984
17,711	Johnson & Johnson Co.	2,466,787
18,376	Merck & Co., Inc.	1,540,828
41,862	Pfizer, Inc.	1,813,462
1,797	Takeda Pharmaceutical Co., Ltd., ADR	31,807

		7,234,436

Professional Services (0.6%):
374	CoStar Group, Inc.*	207,219
934	ManpowerGroup, Inc.	90,224
1,942	TransUnion	142,756
3,379	Verisk Analytics, Inc.	494,889

		935,088

Road & Rail (1.2%):
559	Canadian Pacific Railway, Ltd.	131,499
7,404	CSX Corp.	572,847
1,073	Old Dominion Freight Line, Inc.	160,156
5,224	Union Pacific Corp.	883,431

		1,747,933

Semiconductors & Semiconductor Equipment (3.9%):
8,070	Advanced Micro Devices, Inc.*	245,086
4,884	Analog Devices, Inc.	551,257
2,659	Broadcom, Inc.	765,420
29,784	Intel Corp.	1,425,759
3,340	Microchip Technology, Inc.	289,578
4,785	NVIDIA Corp.	785,841
8,464	QUALCOMM, Inc.	643,856
2,391	Skyworks Solutions, Inc.	184,753
5,822	Teradyne, Inc.	278,932
7,377	Texas Instruments, Inc.	846,585

		6,017,067

Software (7.2%):
4,256	Adobe Systems, Inc.*	1,254,030
1,474	ANSYS, Inc.*	301,905
3,653	Cadence Design Systems, Inc.*	258,669
1,108	Check Point Software Technologies, Ltd.*	128,096
1,496	Fortinet, Inc.*	114,938
50,017	Microsoft Corp.	6,700,277
4,550	Nuance Communications, Inc.*	72,664
19,639	Oracle Corp.	1,118,834
448	Palo Alto Networks, Inc.*	91,284
1,289	PTC, Inc.*	115,701
816	ServiceNow, Inc.*	224,049
7,713	Symantec Corp.	167,835
597	VMware, Inc., Class A	99,824
783	Workday, Inc., Class A*	160,969

		10,809,075

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks+, continued
Specialty Retail (2.3%):
4,882	American Eagle Outfitters, Inc.	$82,506
1,912	Foot Locker, Inc.	80,151
9,270	Home Depot, Inc. (The)	1,927,881
7,046	Lowe’s Cos., Inc.	711,012
1,923	Tiffany & Co.	180,070
11,433	TJX Cos., Inc. (The)	604,577

		3,586,197

Technology Hardware, Storage & Peripherals (3.8%):
29,259	Apple, Inc.	5,790,941
1,165	Dell Technologies, Inc., Class C*	59,182

		5,850,123

Textiles, Apparel & Luxury Goods (0.7%):
934	Lululemon Athletica, Inc.*	168,316
9,997	Nike, Inc., Class B	839,248
1,809	PVH Corp.	171,204

		1,178,768

Tobacco (0.9%):
12,184	Altria Group, Inc.	576,912
10,617	Philip Morris International, Inc.	833,753

		1,410,665

Trading Companies & Distributors (0.1%):
1,357	GATX Corp.	107,597

Wireless Telecommunication Services (0.1%):
6,977	Sprint Corp.*	45,839
1,157	T-Mobile US, Inc.*	85,780

		131,619

Total Common Stocks (Cost $90,377,708)		153,923,516

Purchased Options (0.4%):
Total Purchased Options (Cost $1,367,813)		607,860

Money Markets (1.5%):
2,237,590	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(a)	2,237,590

Total Money Markets (Cost $2,237,590)		2,237,590

Total Investment Securities (Cost $93,983,111) — 102.3%(b)		156,768,966
Net other assets (liabilities) — (2.3)%		(3,556,006)

Net Assets — 100.0%		$153,212,960

Percentages indicated are based on net assets as of June 30, 2019.

ADR—American Depositary Receipt

*	Non-income producing security.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

†	Represents less than 0.05%

(a)	The rate represents the effective yield at June 30, 2019.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

5

AZL Gateway Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

At June 30, 2019, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Put	2575.00 USD	8/16/19	65	$167,375	$35,425
S&P 500 Index	Put	2625.00 USD	8/16/19	65	170,625	47,775
S&P 500 Index	Put	2650.00 USD	8/16/19	64	169,600	54,400
S&P 500 Index	Put	2675.00 USD	8/16/19	64	171,200	63,360
S&P 500 Index	Put	2575.00 USD	9/20/19	65	167,375	84,500
S&P 500 Index	Put	2600.00 USD	9/20/19	65	169,000	94,900
S&P 500 Index	Put	2625.00 USD	9/20/19	65	170,625	107,250
S&P 500 Index	Put	2650.00 USD	9/20/19	65	172,250	120,250

Total (Cost $1,367,813)						$607,860

At June 30, 2019, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Call	2900.00 USD	7/19/19	58	$168,200	$(374,680)
S&P 500 Index	Call	2925.00 USD	7/19/19	115	336,375	(537,625)
S&P 500 Index	Call	2950.00 USD	7/19/19	57	168,150	(179,835)
S&P 500 Index	Call	2850.00 USD	8/16/19	58	165,300	(711,660)
S&P 500 Index	Call	2900.00 USD	8/16/19	57	165,300	(483,930)
S&P 500 Index	Call	2925.00 USD	8/16/19	58	169,650	(393,530)
S&P 500 Index	Call	2975.00 USD	8/16/19	57	169,575	(221,160)
S&P 500 Index	Call	2925.00 USD	9/20/19	58	169,650	(513,880)

Total (Premiums $3,541,278)						$(3,416,300)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value

Options Written	$(3,416,300)

See accompanying notes to the financial statements.

6

AZL Gateway Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$93,983,111

Investment securities, at value	$156,768,966
Interest and dividends receivable	125,041
Receivable for capital shares issued	61,492
Reclaims receivable	1,350
Prepaid expenses	1,442

Total Assets	156,958,291

Liabilities:
Payable for capital shares redeemed	186,343
Written Options (Premiums received $3,541,278)	3,416,300
Manager fees payable	100,027
Administration fees payable	3,410
Distribution fees payable	31,258
Custodian fees payable	1,159
Administrative and compliance services fees payable	278
Transfer agent fees payable	789
Trustee fees payable	171
Other accrued liabilities	5,596

Total Liabilities	3,745,331

Net Assets	$153,212,960

Net Assets Consist of:
Paid in capital	$110,808,127
Total distributable earnings	42,404,833

Net Assets	$153,212,960

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,536,479
Net Asset Value (offering and redemption price per share)	$13.28

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$1,640,285
Foreign withholding tax	(437)

Total Investment Income	1,639,848

Expenses:
Manager fees	605,198
Administration fees	28,618
Distribution fees	189,124
Custodian fees	3,873
Administrative and compliance services fees	1,359
Transfer agent fees	2,743
Trustee fees	4,302
Professional fees	3,912
Shareholder reports	2,367
Other expenses	2,973

Total expenses	844,469

Net Investment Income/(Loss)	795,379

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	(2,701,148)
Net realized gains/(losses) on written options contracts	(10,478,569)
Change in net unrealized appreciation/depreciation on securities	21,312,203
Change in net unrealized appreciation/depreciation on written options contracts	(283,619)

Net realized and Change in net unrealized gains/losses on investments	7,848,867

Change in Net Assets Resulting From Operations	$8,644,246

See accompanying notes to the financial statements.

7

AZL Gateway Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$795,379	$1,567,484
Net realized gains/(losses) on investments	(13,179,717)	24,072,901
Change in unrealized appreciation/depreciation on investments	21,028,584	(32,459,533)

Change in net assets resulting from operations	8,644,246	(6,819,148)

Distributions to Shareholders:
Distributions	—	(2,023,443)

Change in net assets resulting from distributions to shareholders	—	(2,023,443)

Capital Transactions:
Proceeds from shares issued	4,391,908	6,489,248
Proceeds from dividends reinvested	—	2,023,443
Value of shares redeemed	(7,615,056)	(65,173,439)

Change in net assets resulting from capital transactions	(3,223,148)	(56,660,748)

Change in net assets	5,421,098	(65,503,339)
Net Assets:
Beginning of period	147,791,862	213,295,201

End of period	$153,212,960	$147,791,862

Share Transactions:
Shares issued	334,685	488,214
Dividends reinvested	—	152,713
Shares redeemed	(582,289)	(4,871,885)

Change in shares	(247,604)	(4,230,958)

See accompanying notes to the financial statements.

8

AZL Gateway Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$12.54		$13.32	$12.29	$11.96	$11.87	$11.65

Investment Activities:
Net Investment Income/(Loss)	0.07	(a)	0.18	0.12	0.17	0.15	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.67		(0.79)	1.04	0.40	0.08	0.23

Total from Investment Activities	0.74		(0.61)	1.16	0.57	0.23	0.36

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.13)	(0.24)	(0.14)	(0.14)

Total Dividends	—		(0.17)	(0.13)	(0.24)	(0.14)	(0.14)

Net Asset Value, End of Period	$13.28		$12.54	$13.32	$12.29	$11.96	$11.87

Total Return(b)	5.90	%(c)	(4.65)%	9.46%	4.84%	1.98%	3.09%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$153,213		$147,792	$213,295	$178,951	$200,708	$217,753
Net Investment Income/(Loss)(d)	1.05%		0.93%	1.06%	1.19%	1.11%	1.14%
Expenses Before Reductions(d)(e)	1.12%		1.10%	1.10%	1.10%	1.10%	1.10%
Expenses Net of Reductions(d)	1.12%		1.10%	1.10%	1.10%	1.10%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.12%		1.10%	1.10%	1.10%	1.10%	1.10	%(f)
Portfolio Turnover Rate	12	%(c)	9%	24%	20%	5%	18%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which is used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

See accompanying notes to the financial statements.

9

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Gateway Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

10

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2019, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2019, the monthly average notional amount for written options contracts was $3.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Options Contracts	$—		Written Options Contracts	$3,416,300

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Options Contracts	Net realized gains/(losses) on written options contracts/Change in net unrealized appreciation/depreciation on written options contracts	$(10,478,569)	$(283,619)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Gateway Investment Advisers, LLC (“Gateway”), Gateway provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the

11

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Gateway Fund	0.80%	1.25%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $665 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

12

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Common Stocks+	$153,923,516	$—	$153,923,516
Purchased Options	607,860	—	607,860
Money Markets	2,237,590	—	2,237,590

Total Investment Securities	156,768,966	—	156,768,966

Other Financial Instruments:*
Written Options	(3,416,300)	—	(3,416,300)

Total Investments	$153,352,666	$—	$153,352,666

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Gateway Fund	$18,338,191	$27,367,962

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $91,657,766. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$64,049,184
Unrealized (depreciation)	(2,354,284)

Net unrealized appreciation/(depreciation)	$61,694,900

13

AZL Gateway Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the end of its latest tax year ended December 31, 2018, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Gateway Fund	$8,242,170	$—	$8,242,170

During the year ended December 31, 2018, the Fund utilized $25,274,496 in CLCFs to offset capital gains.

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Gateway Fund	$2,023,443	$—	$2,023,443

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Gateway Fund	$1,535,699	$—	$(8,242,170)	$40,467,058	$33,760,587

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership of 80% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

14

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Government Money Market Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 4

Statement of Operations Page 4

Statements of Changes in Net Assets Page 5

Financial Highlights Page 6

Notes to the Financial Statements Page 7

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Government Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Government Money Market Fund	$1,000.00	$1,007.90	$4.33	0.87%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Government Money Market Fund	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Government Agency Mortgages	54.4%

Repurchase Agreements	36.0

U.S. Treasury Obligations	9.5

Total Investment Securities	99.9

Net other assets (liabilities)	0.1

Net Assets	100.0%

1

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages (54.4%):
Federal Home Loan Bank (37.7%):
$3,385,000	2.40%, 7/5/19(a)	$3,384,100
3,260,000	2.40%, 7/8/19(a)	3,258,475
4,295,000	2.40%, 7/10/19(a)	4,292,434
770,000	2.50%, 7/11/19	769,998
2,680,000	2.40%, 7/12/19(a)	2,678,045
1,775,000	2.48%, 7/15/19	1,775,000
2,105,000	2.41%, 7/16/19(a)	2,102,904
670,000	2.44%(SOFR+2bps), 7/17/19	670,000
7,300,000	2.29%(US0001M-11bps), 7/19/19	7,300,000
1,065,000	2.41%, 7/19/19(a)	1,063,778
730,000	2.43%, 7/24/19(a)	728,874
880,000	2.42%, 7/26/19(a)	878,528
3,010,000	2.41%, 7/30/19(a)	3,004,205
3,570,000	2.43%, 8/5/19(a)	3,561,635
3,075,000	2.41%, 8/7/19(a)	3,067,424
4,020,000	2.39%, 8/14/19(a)	4,008,316
1,450,000	2.37%(US0003M-26bps), 8/16/19	1,449,820
3,470,000	2.32%(US0001M-8bps), 8/27/19	3,470,000
1,185,000	2.44%(SOFR+2bps), 8/27/19	1,185,000
5,950,000	2.36%, 8/28/19(a)	5,927,521
5,835,000	2.36%, 8/30/19(a)	5,812,156
6,910,000	2.34%, 9/4/19(a)	6,880,930
5,675,000	2.33%(US0001M-9bps), 9/9/19	5,675,000
5,590,000	2.42%, 9/10/19(a)	5,563,541
5,000,000	2.35%(US0001M-6bps), 9/11/19	5,000,000
4,515,000	2.28%, 9/11/19(a)	4,494,511
2,085,000	2.33%(US0001M-7bps), 9/17/19	2,085,000
6,660,000	2.23%, 9/18/19(a)	6,627,569
7,230,000	2.47%, 9/20/19(a)	7,190,271
5,405,000	2.17%, 9/27/19(a)	5,373,305
1,175,000	2.42%, 10/9/19(a)	1,167,190
1,025,000	2.49%, 10/11/19(a)	1,017,870
1,690,000	2.47%, 10/15/19(a)	1,677,825
1,940,000	2.43%, 10/21/19(a)	1,925,515
2,590,000	2.44%, 10/23/19(a)	2,570,209
1,835,000	2.44%, 10/30/19(a)	1,820,111
2,865,000	2.43%(SOFR+1bps), 11/13/19	2,865,000
2,090,000	2.40%, 11/13/19(a)	2,071,386
1,595,000	2.36%, 11/29/19(a)	1,579,365
920,000	2.45%(SOFR+3bps), 12/6/19	920,000
2,015,000	2.28%(US0003M-14bps), 12/19/19	2,015,000
2,085,000	2.43%(SOFR+1bps), 12/20/19	2,085,000
1,200,000	2.37%(US0001M-4bps), 1/14/20	1,200,000
225,000	2.47%(SOFR+5bps), 1/17/20	225,000
1,715,000	2.42%(SOFR+1bps), 1/17/20	1,715,000
4,045,000	2.34%(US0001M-6bps), 2/24/20	4,045,000
1,930,000	2.36%(US0001M-4bps), 2/25/20	1,930,000
9,400,000	2.35%(US0001M-4bps), 4/17/20	9,398,770
2,765,000	2.45%(US0003M-14bps), 4/20/20	2,765,000
895,000	2.46%(SOFR+4bps), 6/19/20	895,000
600,000	2.50%(SOFR+8bps), 7/24/20	600,000
1,290,000	2.40%(US0001M-3bps), 8/4/20	1,290,000
2,100,000	2.54%(SOFR+11bps), 10/1/20	2,100,000
2,935,000	2.26%(US0003M-13bps), 12/21/20	2,935,000
1,915,000	2.54%(SOFR+12bps), 3/12/21	1,915,000

		162,006,581

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Farm Credit Bank (15.7%):
$2,340,000	2.57%, 7/22/19(a)	$2,336,560
4,430,000	2.55%, 7/23/19(a)	4,423,195
1,550,000	2.45%, 7/25/19(a)	1,547,489
11,680,000	2.62%, 7/29/19(a)	11,656,506
2,305,000	2.41%(US0001M-8bps), 7/30/19	2,304,887
2,485,000	2.46%, 8/15/19(a)	2,477,545
1,650,000	2.67%, 9/12/19(a)	1,641,267
1,195,000	2.42%, 10/21/19(a)	1,186,115
1,595,000	2.42%, 10/31/19(a)	1,582,081
1,200,000	2.51%, 11/20/19(a)	1,188,309
3,125,000	2.47%, 1/17/20(a)	3,082,986
5,515,000	2.43%(US0003M-12bps), 1/27/20	5,516,081
1,925,000	2.42%, 2/4/20(a)	1,897,373
5,305,000	2.37%(US0001M-5bps), 2/7/20	5,304,967
1,960,000	2.40%, 2/21/20(a)	1,929,933
3,480,000	2.33%, 3/10/20(a)	3,423,994
2,825,000	2.36%, 3/24/20(a)	2,776,601
865,000	2.15%(USBMMY3M+5bps), 4/30/20	864,986
525,000	2.38%(US0001M-1bps), 6/18/20	524,990
4,000,000	2.34%(US0001M-0bps), 6/19/20	4,001,807
1,555,000	2.34%(US0001M-5bps), 8/17/20	1,555,000
2,180,000	2.38%(US0001M-4bps), 9/11/20	2,179,922
2,325,000	2.43%(US0001M+3bps), 12/14/20	2,324,862
2,000,000	2.52%(SOFR+11bps), 1/15/21	2,000,000

		67,727,456

Federal Home Loan Mortgage Corporation (1.0%):
4,470,000	2.36%(US0001M-10bps), 8/8/19	4,469,769

Total U.S. Government Agency Mortgages (Cost $234,203,806)		234,203,806

U.S. Treasury Obligations (9.5%):
U.S. Treasury Bills (8.1%)
15,000,000	2.52%, 8/22/19(a)	14,946,808
5,000,000	2.07%, 8/29/19(a)	4,979,883
355,000	2.39%, 10/31/19(a)	352,209
6,140,000	2.19%, 12/19/19(a)	6,077,864
1,790,000	2.46%, 2/27/20(a)	1,761,480
7,085,000	2.44%, 4/23/20(a)	6,947,055

		35,065,299

U.S. Treasury Notes (1.4%)
365,000	2.52%, 7/31/19	364,658
5,000,000	2.25%(USBMMY3M+5bps), 10/31/20	4,993,017
370,000	2.32%(USBMMY3M+14bps), 4/30/21	369,448

		5,727,123

Total U.S. Treasury Obligations (Cost $40,792,422)		40,792,422

Repurchase Agreements (36.0%):
35,000,000	Bank of Nova Scotia, 2.47%, 7/1/19, (Purchased on 6/28/19, proceeds at maturity $35,007,204, Collateralized by U.S. Treasury Obligations, 0.00% — 3.38%, 7/18/19 — 11/15/48, fair value of $35,707,440)	35,000,000
32,000,000	BNP Paribas, 2.50%, 7/1/19, (Purchased on 6/28/19, proceeds at maturity $32,006,667, Collateralized by U.S. Government Agency Obligations, 0.00% — 6.00%, 7/18/19 — 1/20/49, fair value of $32,725,808)	32,000,000

See accompanying notes to the financial statements.

2

AZL Government Money Market Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$5,000,000	Citigroup Global Markets, 2.51%, 7/1/19, (Purchased on 6/28/19, proceeds at maturity $5,001,046, Collateralized by U.S. Government Agency Obligations, 1.38% — 11.00%, 9/20/19 — 11/15/60, fair value of $5,100,093)	$5,000,000
18,000,000	HSBC Securities (USA), Inc., 2.52%, 7/1/19, (Purchased on 6/28/19, proceeds at maturity $18,003,780, Collateralized by U.S. Government Agency Obligations, 0.00% — 6.00%, 8/15/22 — 2/15/49, fair value of $18,360,000)	18,000,000
5,000,000	Mitsubishi UFJ Securities USA, Inc., 2.49%, 7/1/19, (Purchased on 6/30/19, proceeds at maturity $5,001,038, Collateralized by U.S. Treasury Obligations, 0.00% — 8.75%, 5/15/20 — 11/15/48, fair value of $5,100,002)	5,000,000
5,000,000	Natixis S.A., 2.52%, 7/1/19, (Purchased on 6/28/19, proceeds at maturity $5,001,050, Collateralized by U.S. Treasury Notes, 2.13% — 2.50%, 5/31/20 — 2/29/24, fair value of $5,100,034)	5,000,000

Principal Amount		Fair Value
Repurchase Agreements, continued
$25,000,000	Natixis S.A., 2.50%, 7/1/19, (Purchased on 6/28/19, proceeds at maturity $25,005,208, Collateralized by U.S. Treasury Obligations, 0.38% — 3.00%, 7/15/23 — 2/15/48, fair value of $25,500,024)	$25,000,000
10,000,000	Toronto Dominion Bank NY, 2.50%, 7/1/19, (Purchased on 6/28/19, proceeds at maturity $10,002,083, Collateralized by U.S. Treasury Note, 2.63%, 6/15/21, fair value of $10,200,075)	10,000,000
20,000,000	Toronto Dominion Bank NY, 2.52%, 7/1/19, (Purchased on 6/28/19, proceeds at maturity $20,004,200, Collateralized by U.S. Government Agency Obligation, 3.50%, 6/1/49, fair value of $20,600,000)	20,000,000

Total Repurchase Agreements (Cost $155,000,000)		155,000,000

Total Investment Securities (Cost $429,996,228) — 99.9%		429,996,228
Net other assets (liabilities) — 0.1%		270,097

Net Assets — 100.0%		$430,266,325

Percentages indicated are based on net assets as of June 30, 2019.

SOFR—Secured Overnight Financing Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

USBMMY3M—3 Month Treasury Bill Rate

(a)	The rate represents the effective yield at June 30, 2019.

See accompanying notes to the financial statements.

3

AZL Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$274,996,228

Investment securities, at value	$274,996,228
Repurchase agreements, at value (cost $155,000,000)	155,000,000
Cash	340,279
Interest and dividends receivable	243,255
Receivable for capital shares issued	546,809
Prepaid expenses	3,614

Total Assets	431,130,185

Liabilities:
Distributions payable	546,809
Manager fees payable	201,324
Administration fees payable	6,109
Distribution fees payable	87,472
Custodian fees payable	497
Administrative and compliance services fees payable	913
Transfer agent fees payable	999
Trustee fees payable	565
Other accrued liabilities	19,172

Total Liabilities	863,860

Net Assets	$430,266,325

Net Assets Consist of:
Paid in capital	$430,263,862
Total distributable earnings	2,463

Net Assets	$430,266,325

Shares of beneficial interest (unlimited number of shares authorized, no par value)	430,263,985
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$5,336,623

Total Investment Income	5,336,623

Expenses:
Manager fees	757,902
Administration fees	61,638
Distribution fees	541,360
Custodian fees	1,598
Administrative and compliance services fees	4,378
Transfer agent fees	3,356
Trustee fees	13,966
Professional fees	12,640
Shareholder reports	8,197
Recoupment of prior expenses reimbursed by the Manager	491,601
Other expenses	9,012

Total expenses before reductions	1,905,648
Less expenses voluntarily waived/reimbursed by the Manager	(21,657)

Net expenses	1,883,991

Net Investment Income/(Loss)	3,452,632

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	924

Net realized and Change in net unrealized gains/losses on investments	924

Change in Net Assets Resulting From Operations	$3,453,556

See accompanying notes to the financial statements.

4

AZL Government Money Market Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,452,632	$4,582,293
Net realized gains/(losses) on investments	924	909

Change in net assets resulting from operations	3,453,556	4,583,202

Distributions to Shareholders:
Distributions	(3,452,002)	(4,583,703)

Change in net assets resulting from distributions to shareholders	(3,452,002)	(4,583,703)

Capital Transactions:
Proceeds from shares issued	172,994,246	339,952,364
Proceeds from dividends reinvested	3,452,001	4,583,703
Value of shares redeemed	(199,356,188)	(381,992,986)

Change in net assets resulting from capital transactions	(22,909,941)	(37,456,919)

Change in net assets	(22,908,387)	(37,457,420)
Net Assets:
Beginning of period	453,174,712	490,632,132

End of period	$430,266,325	$453,174,712

Share Transactions:
Shares issued	172,994,246	339,952,364
Dividends reinvested	3,452,001	4,583,703
Shares redeemed	(199,356,188)	(381,992,986)

Change in shares	(22,909,941)	(37,456,919)

See accompanying notes to the financial statements.

5

AZL Government Money Market Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	0.01	(a)	0.01	—	(b)	—	(b)	—	(b)	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	—	(b)	— (b)	—	(b)	—	(b)	—	(b)	—	(b)

Total from Investment Activities	0.01		0.01	—		—		—		—

Distributions to Shareholders From:
Net Investment Income	(0.01)		(0.01)	—	(b)	—		—		—
Net Realized Gains	—		—	—	(b)	—	(b)	—	(b)	—	(b)

Total Dividends	(0.01)		(0.01)	—	(b)	—	(b)	—	(b)	—	(b)

Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(c)	0.79	%(d)	1.01%	0.05%		0.01%		0.01%		0.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$430,266		$453,175	$490,632		$663,004		$687,635		$700,335
Net Investment Income/(Loss)(e)	1.59%		1.00%	0.04%		—		—		—
Expenses Before Reductions(e)(f)	0.88%		0.87%	0.87%		0.65%		0.65%		0.65%
Expenses Net of Reductions(e)	0.87%		0.87%	0.87%		0.44	%(g)	0.26	%(g)	0.20	%(g)

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield. See Note 3 in Notes to the Financial Statements.

See accompanying notes to the financial statements.

6

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government Money Market Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below. Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Repurchase Agreements

The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly from the Fund. The net realized gains, if any, are declared and paid at least annually by the Fund. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

7

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors”), BlackRock Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2020.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Government Money Market Fund	0.35%	0.87%

*	The Manager voluntarily reduced the management fee to 0.34% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

The Manager has voluntarily agreed to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended June 30, 2019 are reflected on the Statement of Operations as “Expenses voluntarily waived/reimbursed by the Manager.”

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2019, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:

Expires 12/31/19

AZL Government Money Market Fund	$948,669

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers in addition to the amounts disclosed above.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

8

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $1,912 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

U.S. Government Agency Mortgages	$—	$234,203,806	$234,203,806
U.S. Treasury Obligations	—	40,792,422	40,792,422
Repurchase Agreements	—	155,000,000	155,000,000

Total Investments	$—	$429,996,228	$429,996,228

5. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $429,996,228. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$—

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Government Money Market Fund	$4,583,703	$—	$4,583,703

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)

AZL Government Money Market Fund	$909	$—	$—	$—	$909

9

AZL Government Money Market Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

6. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.

7. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® International Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 13

Statement of Operations Page 13

Statements of Changes in Net Assets Page 14

Financial Highlights Page 15

Notes to the Financial Statements Page 16

Other Information Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL International Index Fund, Class 1	$1,000.00	$1,140.80	$2.39	0.45%

AZL International Index Fund, Class 2	$1,000.00	$1,139.60	$3.71	0.70%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL International Index Fund, Class 1	$1,000.00	$1,022.56	$2.26	0.45%

AZL International Index Fund, Class 2	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Japan	23.4%

United Kingdom	15.5

France	10.5

Switzerland	9.5

Germany	8.7

Australia	7.4

Netherlands	4.3

Hong Kong	3.7

Spain	2.9

Sweden	2.4

All other countries	10.5

Total Common Stocks and Preferred Stocks	98.8

Rights	— †

Securities Held as Collateral for Securities on Loan	1.7

Total Investment Securities	100.5

Net other assets (liabilities)	(0.5)

Net Assets	100.0%

†	Represents less than 0.05%

1

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.5%):
379,843	BAE Systems plc	$2,395,066
318	Dassault Aviation SA	457,843
2,648	Elbit Systems, Ltd.	396,183
69,824	European Aeronautic Defence & Space Co. NV	9,898,099
46,044	Finmeccanica SpA	583,362
93,381	Meggitt plc	622,143
6,330	MTU Aero Engines AG	1,509,809
206,490	Rolls-Royce Holdings plc	2,209,147
39,167	Safran SA	5,737,698
180,000	Singapore Technologies Engineering, Ltd.	551,869
12,844	Thales SA	1,586,545

		25,947,764

Air Freight & Logistics (0.3%):
102,392	Bollore, Inc.	451,679
118,622	Deutsche Post AG	3,894,615
17,200	SG Holdings Co., Ltd.	488,144
37,800	Yamato Holdings Co., Ltd.	770,154

		5,604,592

Airlines (0.1%):
13,800	All Nippon Airways Co., Ltd.	457,373
29,257	Deutsche Lufthansa AG, Registered Shares	501,220
19,944	easyJet plc	241,645
14,470	Japan Airlines Co., Ltd.	462,976
69,400	Singapore Airlines, Ltd.	476,446

		2,139,660

Auto Components (1.0%):
19,900	Aisin Sieki Co., Ltd.	684,099
68,300	Bridgestone Corp.^	2,693,366
20,733	Compagnie Generale des Establissements Michelin SCA, Class B	2,629,663
13,304	Continental AG	1,939,131
51,900	Denso Corp.	2,188,035
8,952	Faurecia SA	415,434
12,000	Koito Manufacturing Co., Ltd.	642,383
19,700	NGK Spark Plug Co., Ltd.	370,937
14,129	Nokian Renkaat OYJ	441,108
49,051	Pirelli & C SpA	289,873
15,200	Stanley Electric Co., Ltd.	374,785
91,800	Sumitomo Electric Industries, Ltd.	1,208,157
19,400	Sumitomo Rubber Industries, Ltd.^	224,843
7,200	Toyoda Gosei Co., Ltd.	140,878
17,600	Toyota Industries Corp.	971,189
29,175	Valeo SA	948,816
14,700	Yokohama Rubber Co., Ltd. (The)^	270,829

		16,433,526

Automobiles (2.8%):
39,362	Bayerische Motoren Werke AG (BMW)	2,917,765
109,047	Daimler AG, Registered Shares	6,064,984
14,617	Ferrari NV	2,373,049
131,003	Fiat Chrysler Automobiles NV	1,822,347
74,500	Fuji Heavy Industries, Ltd.	1,815,275
195,500	Honda Motor Co., Ltd.	5,064,587
67,600	Isuzu Motors, Ltd.	773,666
70,600	Mazda Motor Corp.	739,341
79,200	Mitsubishi Motors Corp.	380,590
281,500	Nissan Motor Co., Ltd.	2,013,762

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
70,270	PSA Peugeot Citroen SA	$1,731,413
23,180	Renault SA	1,460,837
44,100	Suzuki Motor Corp.	2,076,034
273,266	Toyota Motor Corp.	16,987,213
3,950	Volkswagen AG	678,693
33,300	Yamaha Motor Co., Ltd.	593,746

		47,493,302

Banks (9.9%):
50,044	ABN AMRO Group NV	1,070,544
97,448	AIB Group plc	399,686
13,500	Aozora Bank, Ltd.	324,682
343,899	Australia & New Zealand Banking Group, Ltd.	6,818,130
799,588	Banco Bilbao Vizcaya Argentaria SA	4,470,283
669,078	Banco de Sabadell SA	694,294
1,947,029	Banco Santander SA	9,047,146
131,342	Bank Hapoalim BM*	980,182
174,100	Bank Leumi Le-Israel Corp.	1,259,079
153,800	Bank of East Asia, Ltd. (The)	429,258
118,291	Bank of Ireland Group plc	619,954
6,800	Bank of Kyoto, Ltd. (The)	263,651
51,449	Bank of Queensland, Ltd.	344,395
155,249	Bankia SA	366,798
80,402	Bankinter SA	553,771
2,061,912	Barclays plc	3,929,543
60,506	Bendigo & Adelaide Bank, Ltd.	492,376
134,884	BNP Paribas SA	6,415,883
440,000	BOC Hong Kong Holdings, Ltd.	1,733,735
71,600	Chiba Bank, Ltd. (The)	350,714
39,703	Chuo Mitsui Trust Holdings, Inc.	1,442,401
119,680	Commerzbank AG	859,342
212,280	Commonwealth Bank of Australia	12,352,765
134,200	Concordia Financial Group, Ltd.	500,859
136,385	Credit Agricole SA	1,635,238
433,061	Criteria Caixacorp SA	1,239,825
80,413	Danske Bank A/S	1,271,766
213,500	DBS Group Holdings, Ltd.	4,099,385
114,301	DnB NOR ASA	2,127,007
36,152	Erste Group Bank AG	1,341,629
61,937	Finecobank Banca Fineco SpA	690,724
20,600	Fukuoka Financial Group, Inc.	378,688
90,900	Hang Seng Bank, Ltd.	2,258,428
2,402,424	HSBC Holdings plc	20,039,604
466,672	ING Groep NV	5,410,089
1,784,708	Intesa Sanpaolo SpA	3,818,316
139,296	Isreal Discount Bank	570,030
51,800	Japan Post Bank Co., Ltd.	525,508
30,301	KBC Group NV	1,985,793
8,532,669	Lloyds Banking Group plc	6,143,520
101,160	Mebuki Financial Group, Inc.	264,399
70,527	Mediobanca SpA	727,629
1,472,000	Mitsubishi UFJ Financial Group, Inc.	7,037,964
15,515	Mizrahi Tefahot Bank, Ltd.*	359,196
2,911,239	Mizuho Financial Group, Inc.	4,224,246
327,879	National Australia Bank, Ltd.	6,156,207
361,068	Nordea Bank AB	2,624,571
382,899	Oversea-Chinese Banking Corp., Ltd.	3,238,103
17,372	Raiffeisen International Bank-Holding AG	407,476

See accompanying notes to the financial statements.

2

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
248,687	Resona Holdings, Inc.	$1,039,409
585,199	Royal Bank of Scotland Group plc	1,633,479
57,800	Seven Bank, Ltd.	151,542
20,000	Shinsei Bank, Ltd.	311,349
51,800	Shizuoka Bank, Ltd. (The)	382,702
191,839	Skandinaviska Enskilda Banken AB, Class A	1,775,856
91,848	Societe Generale	2,323,552
336,620	Standard Chartered plc	3,062,457
159,469	Sumitomo Mitsui Financial Group, Inc.	5,647,579
184,738	Svenska Handelsbanken AB, Class A	1,829,748
107,682	Swedbank AB, Class A	1,617,900
241,171	Unicredit SpA	2,968,097
150,873	United Overseas Bank, Ltd.	2,915,705
411,888	Westpac Banking Corp.	8,204,020

		168,158,207

Beverages (2.5%):
91,371	Anheuser-Busch InBev NV	8,090,156
44,200	Asahi Breweries, Ltd.	1,992,072
12,771	Carlsberg A/S, Class B	1,693,944
60,261	Coca-Cola Amatil, Ltd.	432,135
14,800	Coca-Cola Bottlers Japan Holdings, Inc.	375,675
28,378	Coca-Cola European Partners plc	1,579,460
23,823	Coca-Cola HBC AG	901,313
66,376	Davide Campari - Milano SpA	649,694
289,352	Diageo plc	12,458,245
13,638	Heineken Holding NV, Class A	1,431,289
31,440	Heineken NV	3,508,419
97,400	Kirin Holdings Co., Ltd.	2,102,544
25,463	Pernod Ricard SA	4,691,005
2,726	Remy Cointreau SA^	393,298
17,300	Suntory Beverage & Food, Ltd.	751,131
86,769	Treasury Wine Estates, Ltd.	908,803

		41,959,183

Biotechnology (0.7%):
3,935	BeiGene, Ltd., ADR*^	487,743
54,317	CSL, Ltd.	8,215,611
7,312	Genmab A/S*	1,346,646
35,621	Grifols SA	1,052,273
11,100	Peptidream, Inc.*	569,121

		11,671,394

Building Products (0.8%):
21,000	Asahi Glass Co., Ltd.	727,820
121,188	ASSA Abloy AB, Class B	2,744,747
59,659	Compagnie de Saint-Gobain SA^	2,331,364
29,600	Daikin Industries, Ltd.	3,874,876
4,404	Geberit AG, Registered Shares	2,058,257
18,471	Kingspan Group plc	1,002,918
33,800	Lixil Group Corp.	536,169
17,300	TOTO, Ltd.	685,254

		13,961,405

Capital Markets (2.3%):
116,437	3i Group plc	1,648,451
6,908	Amundi SA	482,543
22,992	ASX, Ltd.	1,332,348
306,507	Credit Suisse Group AG	3,679,316
190,300	Daiwa Securities Group, Inc.	835,700

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
232,275	Deutsche Bank AG, Registered Shares	$1,789,948
23,095	Deutsche Boerse AG	3,266,055
34,899	Hargreaves Lansdown plc	851,337
140,793	Hong Kong Exchanges & Clearing, Ltd.	4,976,648
81,868	Investec plc	532,093
61,400	Japan Exchange Group, Inc.	978,308
27,246	Julius Baer Group, Ltd.	1,215,971
37,258	London Stock Exchange Group plc	2,595,382
39,115	Macquarie Group, Ltd.	3,450,680
114,848	Natixis	462,959
397,200	Nomura Holdings, Inc.	1,411,048
2,237	Partners Group Holding AG	1,758,480
28,290	SBI Holdings, Inc.	702,136
14,781	Schroders plc	573,032
94,500	Singapore Exchange, Ltd.	554,347
62,953	St. James Place plc	879,328
462,304	UBS Group AG	5,496,525

		39,472,635

Chemicals (3.4%):
51,364	Air Liquide SA	7,185,599
16,500	Air Water, Inc.	283,339
27,158	Akzo Nobel NV	2,552,045
8,525	Arkema SA	792,705
152,900	Asahi Kasei Corp.	1,633,771
110,141	BASF SE	7,999,202
12,623	Christian Hansen Holding A/S	1,187,291
24,423	Clariant AG	496,745
20,804	Covestro AG	1,057,251
15,575	Croda International plc	1,012,599
30,000	Daicel Chemical Industries, Ltd.	267,390
1,002	EMS-Chemie Holding AG	650,578
19,549	Evonik Industries AG	569,140
8,204	Fuchs Petrolub AG	322,505
1,117	Givaudan SA, Registered Shares	3,155,016
11,300	Hitachi Chemical Co., Ltd.	307,402
203,908	Incitec Pivot, Ltd.	488,592
88,790	Israel Chemicals, Ltd.	466,712
22,625	Johnson Matthey plc	959,507
25,300	JSR Corp.	400,580
6,000	Kaneka Corp.	226,202
21,700	Kansai Paint Co., Ltd.	456,347
21,932	Koninklijke DSM NV	2,711,031
39,200	Kuraray Co., Ltd.^	469,448
10,380	Lanxess AG	616,669
157,000	Mitsubishi Chemical Holdings Corp.	1,098,848
17,500	Mitsubishi Gas Chemical Co., Inc.	233,979
22,900	Mitsui Chemicals, Inc.	568,833
17,100	Nippon Paint Holdings Co., Ltd.^	665,017
15,400	Nissan Chemical Industries, Ltd.	695,485
18,700	Nitto Denko Corp.	921,118
25,938	Novozymes A/S, Class B	1,209,798
45,774	Orica, Ltd.	652,117
43,800	Shin-Etsu Chemical Co., Ltd.	4,090,112
16,500	Showa Denko K.K.^	489,385
15,173	Sika AG	2,590,797
8,720	Solvay SA	903,246
171,600	Sumitomo Chemical Co., Ltd.	798,561

See accompanying notes to the financial statements.

3

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
14,811	Symrise AG	$1,424,819
16,800	Taiyo Nippon Sanso Corp.	356,228
20,600	Teijin, Ltd.	351,752
167,200	Toray Industries, Inc.	1,274,118
32,500	Tosoh Corp.	458,673
25,304	Umicore SA^	813,383
21,014	Yara International ASA	1,020,406

		56,884,341

Commercial Services & Supplies (0.6%):
189,475	Brambles, Ltd.	1,716,435
29,800	Dai Nippon Printing Co., Ltd.	638,767
28,886	Edenred	1,473,308
189,889	G4S plc	502,768
18,886	ISS A/S	570,352
13,800	Park24 Co., Ltd.	322,251
221,306	Rentokil Initial plc	1,118,026
25,000	SECOM Co., Ltd.	2,150,079
37,221	Securitas AB, Class B	653,544
2,917	Societe BIC SA	222,492
7,800	Sohgo Security Services Co., Ltd.	360,280
30,500	Toppan Printing Co., Ltd.	462,139

		10,190,441

Communications Equipment (0.4%):
675,839	Nokia OYJ	3,357,603
365,504	Telefonaktiebolaget LM Ericsson, Class B	3,470,291

		6,827,894

Construction & Engineering (0.9%):
30,357	ACS Actividades de Construccion y Servicios SA	1,211,797
26,829	Bouygues SA	993,469
11,842	Cimic Group, Ltd.	372,855
9,614	Eiffage SA	950,244
60,095	Ferrovial SA	1,537,942
2,965	Hochtief AG	360,993
23,600	JGC Corp.	325,129
55,100	Kajima Corp.	757,836
74,200	Obayashi Corp.	735,788
67,700	Shimizu Corp.	563,515
40,197	Skanska AB, Class B	726,324
24,200	TAISEI Corp.	880,944
60,897	Vinci SA	6,241,995

		15,658,831

Construction Materials (0.6%):
151,179	Boral, Ltd.	544,163
97,091	CRH plc	3,171,405
96,309	Fletcher Building, Ltd.	312,715
17,913	HeidelbergCement AG	1,448,556
4,174	Imerys SA	222,260
53,069	James Hardie Industries SE	697,953
57,776	LafargeHolcim, Ltd., Registered Shares	2,823,008
14,000	Taiheiyo Cement Corp.	424,590

		9,644,650

Consumer Finance (0.0%†):
53,700	ACOM Co., Ltd.	193,715
13,000	AEON Credit Service Co., Ltd.	208,985
21,100	Credit Saison Co., Ltd.	247,669

		650,369

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.0%†):
27,630	Smurfit Kappa Group plc	$835,943
18,400	Toyo Seikan Kaisha, Ltd.	366,014

		1,201,957

Distributors (0.0%†):
10,588	Jardine Cycle & Carriage, Ltd.	284,108

Diversified Consumer Services (0.0%†):
9,400	Benesse Holdings, Inc.	219,085

Diversified Financial Services (0.7%):
339,548	AMP, Ltd.	506,065
5,200	Century Tokyo Leasing Corp.	220,094
69,162	Challenger, Ltd.	323,118
4,807	Eurazeo Se	335,602
12,905	EXOR NV	901,601
9,655	Groupe Bruxelles Lambert SA	947,090
18,686	Industrivarden AB, Class C	414,340
54,160	Investor AB, Class B	2,603,176
28,149	Kinnevik AB	733,148
10,152	L E Lundbergforetagen AB	380,199
52,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	278,155
157,500	ORIX Corp.	2,354,730
5,077	Pargesa Holding SA	391,630
299,327	Standard Life Aberdeen plc	1,120,865
3,280	Wendel	447,863

		11,957,676

Diversified Telecommunication Services (2.2%):
17,673	Belgacom SA	521,476
999,479	BT Group plc	2,497,805
23,238	Cellnex Telecom SAU	860,009
399,683	Deutsche Telekom AG, Registered Shares	6,914,902
17,594	Elisa OYJ	858,161
238,129	France Telecom SA	3,753,399
472,525	HKT Trust & HKT, Ltd.	750,280
3,341	Iliad SA	375,941
409,316	Koninklijke KPN NV	1,256,531
77,152	Nippon Telegraph & Telephone Corp.	3,596,017
471,000	PCCW, Ltd.	272,053
985,700	Singapore Telecommunications, Ltd.	2,555,001
3,090	Swisscom AG, Registered Shares^	1,552,022
218,334	Telecom Corp. of New Zealand, Ltd.	586,720
1,091,598	Telecom Italia SpA*	595,895
724,011	Telecom Italia SpA^	375,397
84,244	Telefonica Deutschland Holding AG	235,435
563,828	Telefonica SA	4,628,775
87,579	Telenor ASA	1,861,890
342,935	Telia Co AB	1,524,317
489,114	Telstra Corp., Ltd.	1,322,811
45,014	TPG Telecom, Ltd.	203,654
14,595	United Internet AG, Registered Shares	480,494

		37,578,985

Electric Utilities (2.0%):
193,004	AusNet Services	254,257
74,000	Chubu Electric Power Co., Inc.	1,039,344
32,100	Chugoku Electric Power Co., Inc. (The)	405,183
78,570	CK Infrastructure Holdings, Ltd.	640,135
200,000	CLP Holdings, Ltd.	2,203,653
297,895	EDP - Energias de Portugal SA	1,132,909

See accompanying notes to the financial statements.

4

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
74,043	Electricite de France	$933,599
37,384	Endesa SA^	961,477
975,320	Enel SpA	6,813,013
52,390	Fortum OYJ	1,157,579
283,500	HK Electric Investments, Ltd.	290,341
163,000	Hongkong Electric Holdings, Ltd.	1,171,987
702,262	Iberdrola SA	7,003,145
83,500	Kansai Electric Power Co., Inc. (The)	957,920
44,400	Kyushu Electric Power Co., Inc.	435,542
23,193	Orsted A/S	2,007,869
52,696	Red Electrica Corporacion SA	1,096,810
123,116	Scottish & Southern Energy plc	1,755,800
172,920	Terna SpA	1,101,440
53,300	Tohoku Electric Power Co., Inc.	539,943
172,000	Tokyo Electric Power Co., Inc. (The)*	898,756
8,213	Verbund AG, Class A	429,289

		33,229,991

Electrical Equipment (1.4%):
222,301	ABB, Ltd.	4,465,819
13,400	Fuji Electric Holdings Co., Ltd.	463,708
31,994	Legrand SA	2,343,792
582,584	Melrose Industries plc	1,340,631
217,400	Mitsubishi Electric Corp.	2,874,025
26,700	Nidec Corp.	3,664,348
27,397	Prysmian SpA	565,282
66,201	Schneider Electric SA	6,003,359
28,762	Siemens Gamesa Renewable Energy	478,101
23,747	Vestas Wind Systems A/S	2,054,797

		24,253,862

Electronic Equipment, Instruments & Components (1.6%):
26,300	ALPS Electric Co., Ltd.	442,538
45,431	Halma plc	1,167,829
17,500	Hamamatsu Photonics KK	683,073
31,183	Hexagon AB, Class B	1,732,368
3,914	Hirose Electric Co., Ltd.	437,988
7,800	Hitachi High-Technologies Corp.	401,472
117,120	Hitachi, Ltd.	4,304,991
6,865	Ingenico Group	607,059
10,940	Keyence Corp.	6,723,997
38,200	Kyocera Corp.	2,500,269
68,700	Murata Manufacturing Co., Ltd.	3,098,700
9,000	Nippon Electric Glass Co., Ltd.	228,594
23,100	Omron Corp.	1,210,503
27,200	Shimadzu Corp.	669,180
15,300	TDK Corp.	1,189,749
33,500	Venture Corp., Ltd.	403,674
28,000	Yaskawa Electric Corp.	957,364
26,600	Yokogawa Electric Corp.	522,969

		27,282,317

Energy Equipment & Services (0.1%):
79,478	John Wood Group plc	459,040
57,915	Tenaris SA	761,792
38,726	WorleyParsons, Ltd.	401,928

		1,622,760

Entertainment (0.6%):
11,900	Konami Corp.	558,523

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
54,700	Nexon Co., Ltd.*	$794,229
13,500	Nintendo Co., Ltd.	4,963,695
12,800	Toho Co., Ltd.	545,003
9,595	UbiSoft Entertainment SA*	752,053
109,420	Vivendi Universal SA	3,015,019

		10,628,522

Equity Real Estate Investment Trusts (1.6%):
297,782	Ascendas Real Estate Investment Trust	687,076
107,849	British Land Co. plc	737,948
323,718	CapitaLand Commercial Trust	519,405
325,800	CapitaMall Trust	634,296
223	Daiwahouse Residential Investment Corp.	538,244
123,857	Dexus Property Group	1,130,173
5,451	Fonciere des Regions SA	570,423
5,326	Gecina SA	796,836
222,060	GPT Group	960,205
3,568	ICADE^	327,250
107	Japan Prime Realty Investment Corp.	463,581
152	Japan Real Estate Investment Corp.	925,126
311	Japan Retail Fund Investment Corp.	628,832
24,464	Klepierre	819,905
84,293	Land Securities Group plc	892,684
252,000	Link REIT (The)	3,099,713
194,113	Macquarie Goodman Group	2,051,090
426,093	Mirvac Group	937,794
164	Nippon Building Fund, Inc.	1,123,049
208	Nippon Prologis REIT, Inc.	480,159
483	Nomura Real Estate Master Fund, Inc.	742,754
644,356	Scentre Group	1,739,712
127,104	SERGO plc	1,178,710
298,358	Stockland Trust Group	874,069
224,500	Suntec REIT	322,173
16,443	Unibail-Rodamco-Westfield^	2,462,812
347	United Urban Investment Corp.	581,257
384,976	Vicinity Centres	663,054

		26,888,330

Food & Staples Retailing (1.5%):
78,300	AEON Co., Ltd.	1,347,213
69,391	Carrefour SA^	1,339,569
6,499	Casino Guichard-Perrachon SA^	221,660
138,031	Coles Group, Ltd.*	1,295,025
6,698	Colruyt SA	388,594
41,500	Dairy Farm International Holdings, Ltd.	296,742
30,400	FamilyMart Co., Ltd.	724,644
10,375	ICA Gruppen AB^	446,416
201,493	J Sainsbury plc	501,317
29,931	Jeronimo Martins SGPS SA	481,886
141,948	Koninklijke Ahold Delhaize NV	3,191,668
6,600	LAWSON, Inc.	316,780
22,671	METRO AG	414,416
90,400	Seven & I Holdings Co., Ltd.	3,064,560
8,500	Sundrug Co., Ltd.	230,368
1,177,979	Tesco plc	3,397,848
4,200	Tsuruha Holdings, Inc.	388,812
5,700	Welcia Holdings Co., Ltd.	232,625
134,637	Wesfarmers, Ltd.	3,423,788

See accompanying notes to the financial statements.

5

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
272,382	William Morrison Supermarkets plc	$696,583
156,648	Woolworths, Ltd.	3,659,599

		26,060,113

Food Products (3.6%):
89,706	A2 Milk Co., Ltd.*	885,679
50,700	Ajinomoto Co., Inc.	880,562
42,480	Associated British Foods plc	1,331,233
270	Barry Callebaut AG, Registered Shares	541,825
8,800	Calbee, Inc.	237,173
12	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	976,778
73,934	Danone SA	6,268,730
731,782	Golden Agri-Resources, Ltd.	156,927
19,301	Kerry Group plc, Class A	2,303,991
16,800	Kikkoman Corp.	732,733
129	Lindt & Spruengli AG	938,950
52,825	Marine Harvest	1,235,856
13,752	Meiji Holdings Co., Ltd.	983,497
366,544	Nestle SA, Registered Shares	37,963,392
10,300	Nippon Meat Packers, Inc.	441,970
23,345	Nisshin Seifun Group, Inc.	532,258
7,700	Nissin Foods Holdings Co., Ltd.	495,598
91,450	Orkla ASA, Class A	812,633
11,300	Toyo Suisan Kaisha, Ltd.	464,515
88,000	Vitasoy International Holdings, Ltd.	422,549
1,141,388	WH Group, Ltd.	1,162,029
244,400	Wilmar International, Ltd.	670,012
14,400	Yakult Honsha Co., Ltd.	847,841
13,600	Yamazaki Baking Co., Ltd.	205,876

		61,492,607

Gas Utilities (0.4%):
138,653	APA Group	1,052,822
35,925	Gas Natural SDG SA	989,222
1,220,477	Hong Kong & China Gas Co., Ltd.	2,707,737
46,000	Osaka Gas Co., Ltd.	802,471
8,300	Toho Gas Co., Ltd.	305,919
44,900	Tokyo Gas Co., Ltd.	1,056,564

		6,914,735

Health Care Equipment & Supplies (1.9%):
52,323	Alcon, Inc.*	3,237,413
23,600	Asahi Intecc Co., Ltd.	583,575
5,296	BioMerieux	438,626
4,816	Carl Zeiss Meditec AG	474,943
7,060	Cochlear, Ltd.	1,026,760
14,332	Coloplast A/S, Class B	1,623,698
33,710	EssilorLuxottica SA	4,405,361
65,199	Fisher & Paykel Healthcare Corp., Ltd.	677,719
45,600	HOYA Corp.	3,503,161
111,066	Koninklijke Philips Electronics NV	4,823,018
137,600	Olympus Co., Ltd.	1,534,094
4,362	Sartorius AG	894,060
17,297	Siemens Healthineers AG	729,704
103,987	Smith & Nephew plc	2,256,069
6,503	Sonova Holding AG, Registered Shares	1,480,866
1,227	Straumann Holding AG, Registered Shares	1,083,264
20,400	Sysmex Corp.	1,332,798

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
77,300	Terumo Corp.	$2,308,518
12,129	William Demant Holding A/S*^	377,329

		32,790,976

Health Care Providers & Services (0.5%):
21,700	Alfresa Holdings Corp.	537,026
26,243	Fresenius Medical Care AG & Co., KGaA	2,058,195
50,357	Fresenius SE & Co. KGaA	2,727,455
20,100	Medipal Holdings Corp.	444,648
11,212	NMC Health plc^	342,120
17,336	Ramsay Health Care, Ltd.	880,607
44,167	Ryman Healthcare, Ltd.	348,803
52,054	Sonic Healthcare, Ltd.	991,786
8,570	Suzuken Co., Ltd.	503,776

		8,834,416

Health Care Technology (0.1%):
49,800	M3, Inc.	912,709

Hotels, Restaurants & Leisure (1.4%):
22,604	Accor SA	970,125
69,164	Aristocrat Leisure, Ltd.	1,495,105
19,686	Carnival plc	876,192
189,180	Compass Group plc	4,532,836
42,677	Crown, Ltd.	373,261
6,311	Domino’s Pizza Enterprises, Ltd.	166,972
6,425	Flight Centre, Ltd.	187,639
259,000	Galaxy Entertainment Group, Ltd.	1,749,707
755,757	Genting Singapore, Ltd.	514,288
62,988	GVC Holdings plc	521,337
20,461	InterContinental Hotels Group plc	1,346,354
8,729	McDonald’s Holdings Co., Ltd.^	385,021
24,767	Melco Resorts & Entertainment, Ltd., ADR	537,939
82,237	Merlin Entertainments plc	468,960
123,473	MGM China Holdings, Ltd.	210,319
23,700	Oriental Land Co., Ltd.	2,938,803
9,386	Paddy Power plc	706,738
294,332	Sands China, Ltd.	1,410,966
169,333	Shangri-La Asia, Ltd.	213,655
220,987	SJM Holdings, Ltd.	251,823
10,548	Sodexo SA	1,232,763
226,584	Tabcorp Holdings, Ltd.	708,789
50,001	TUI AG	490,412
21,731	Whitbread plc	1,278,034
191,600	Wynn Macau, Ltd.	430,474

		23,998,512

Household Durables (1.2%):
126,196	Barratt Developments plc	918,593
14,288	Berkeley Group Holdings plc (The)	677,507
24,800	Casio Computer Co., Ltd.	308,662
26,991	Electrolux AB, Series B, Class B	690,127
49,568	Husqvarna AB, Class B	463,878
16,200	Iida Group Holdings Co., Ltd.	262,084
36,700	Nikon Corp.	520,346
267,200	Panasonic Corp.	2,231,377
37,977	Persimmon plc	962,992
3,700	Rinnai Corp.	235,773
2,674	SEB SA	480,673
42,100	Sekisui Chemical Co., Ltd.	633,799

See accompanying notes to the financial statements.

6

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
75,700	Sekisui House, Ltd.	$1,249,460
25,700	Sharp Corp.	283,117
152,300	Sony Corp.	7,958,620
390,409	Taylor Wimpey plc	782,034
169,000	Techtronic Industries Co., Ltd.	1,296,068

		19,955,110

Household Products (0.7%):
73,270	Essity AB, Class B	2,253,025
12,252	Henkel AG & Co. KGaA	1,124,695
25,400	Lion Corp.	473,983
13,900	Pigeon Corp.	560,787
84,666	Reckitt Benckiser Group plc	6,689,595
49,200	Unicharm Corp.	1,484,712

		12,586,797

Independent Power and Renewable Electricity Producers (0.1%):
16,500	Electric Power Development Co., Ltd.	374,407
162,317	Meridian Energy, Ltd.	518,482
23,752	Uniper SE	719,331

		1,612,220

Industrial Conglomerates (1.4%):
320,744	CK Hutchison Holdings, Ltd.	3,155,820
11,849	DCC plc	1,059,153
26,100	Jardine Matheson Holdings, Ltd.	1,644,998
27,200	Jardine Strategic Holdings, Ltd.	1,037,850
10,900	Keihan Electric Railway Co., Ltd.	475,752
171,300	Keppel Corp., Ltd.	846,177
200,834	NWS Holdings, Ltd.	413,251
24,600	Seibu Holdings, Inc.	411,038
137,200	SembCorp Industries, Ltd.	245,158
91,736	Siemens AG, Registered Shares	10,901,319
47,043	Smiths Group plc	936,305
66,600	Toshiba Corp.	2,075,153

		23,201,974

Insurance (5.7%):
23,585	Admiral Group plc	662,502
218,805	AEGON NV	1,089,171
21,897	Ageas NV	1,138,523
1,444,800	AIA Group, Ltd.	15,619,820
50,900	Allianz SE, Registered Shares+	12,264,473
131,110	Assicurazioni Generali SpA	2,465,125
463,909	Aviva plc	2,460,064
232,586	AXA SA	6,108,482
6,029	Baloise Holding AG, Registered Shares	1,068,649
20,161	CNP Assurances SA	457,657
128,200	Dai-ichi Life Insurance Co., Ltd.	1,939,834
165,692	Direct Line Insurance Group plc	698,101
22,933	Gjensidige Forsikring ASA	462,002
7,314	Hannover Rueck SE	1,182,216
278,448	Insurance Australia Group, Ltd.	1,617,518
187,300	Japan Post Holdings Co., Ltd.	2,122,381
711,037	Legal & General Group plc	2,433,331
124,272	MAPFRE SA^	363,719
334,223	Medibank Private, Ltd.	819,801
57,211	MS&AD Insurance Group Holdings, Inc.	1,819,346
18,062	Muenchener Rueckversicherungs-Gesellschaft AG	4,531,913
38,525	NKSJ Holdings, Inc.	1,491,176

Shares		Fair Value
Common Stocks, continued
Insurance, continued
36,738	NN Group NV	$1,478,618
64,066	Poste Italiane SpA^	674,741
310,823	Prudential plc	6,768,583
160,209	QBE Insurance Group, Ltd.	1,332,992
122,220	RSA Insurance Group plc	897,240
52,736	Sampo OYJ, Class A	2,488,107
19,327	SCOR SA	847,952
19,400	Sony Financial Holdings, Inc.	467,100
155,949	Suncorp-Metway, Ltd.	1,475,944
4,095	Swiss Life Holding AG, Registered Shares	2,030,428
36,237	Swiss Re AG	3,685,666
68,236	T&D Holdings, Inc.	744,342
77,700	Tokio Marine Holdings, Inc.	3,899,971
14,463	Tryg A/S	470,279
18,149	Zurich Insurance Group AG	6,322,295

		96,400,062

Interactive Media & Services (0.2%):
114,051	Auto Trader Group plc	794,705
16,000	Kakaku.com, Inc.	309,744
7,200	Line Corp.*	201,702
6,156	REA Group, Ltd.^	415,693
346,600	Yahoo! Japan Corp.	1,018,906

		2,740,750

Internet & Direct Marketing Retail (0.2%):
13,459	Delivery Hero AG*	610,326
8,900	Mercari, Inc.*	236,918
54,395	Ocado Group plc*	806,084
100,700	Rakuten, Inc.	1,201,084
24,800	Start Today Co., Ltd.	465,483
13,258	Zalando SE*	588,099

		3,907,994

IT Services (1.1%):
1,235	Adyen NV*	953,387
53,225	Amadeus IT Holding SA	4,210,918
11,527	Atos Origin SA	963,538
19,019	Capgemini SA	2,365,865
54,245	Computershare, Ltd.	618,195
23,300	Fujitsu, Ltd.	1,622,204
4,900	GMO Payment Gateway, Inc.	337,915
11,500	Itochu Techno-Solutions Corp.	295,247
41,538	Nomura Research Institute, Ltd.	667,528
77,000	NTT Data Corp.	1,027,861
7,600	OBIC Co., Ltd.	862,993
12,400	Otsuka Corp.	499,781
13,958	Wirecard AG	2,347,975
5,248	Wix.com, Ltd.*	745,741
9,700	Worldline SA*	705,828

		18,224,976

Leisure Products (0.2%):
24,200	Namco Bandai Holdings, Inc.	1,176,902
6,300	Sankyo Co., Ltd.	228,310
18,400	Sega Sammy Holdings, Inc.	224,060
9,000	Shimano, Inc.	1,337,466
16,500	Yamaha Corp.	785,732

		3,752,470

See accompanying notes to the financial statements.

7

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.3%):
1,385	Eurofins Scientific SE^	$612,536
8,998	Lonza Group AG, Registered Shares	3,037,842
26,582	Qiagen NV*	1,079,594
3,335	Sartorius Stedim Biotech	525,861

		5,255,833

Machinery (2.7%):
37,647	Alfa Laval AB	821,823
18,116	Alstom SA	840,316
40,500	Amada Holdings Co., Ltd.	460,715
7,942	Andritz AG	299,296
45,586	Atlas Copco AB	1,308,509
80,975	Atlas Copco AB, Class A	2,589,654
120,476	CNH Industrial NV	1,231,997
12,400	Daifuku Co., Ltd.	699,813
49,083	Epiroc AB	486,440
81,749	Epiroc AB, Class A	851,581
23,400	FANUC Corp.	4,344,443
18,423	GEA Group AG	523,261
29,600	Hino Motors, Ltd.	249,646
12,300	Hitachi Construction Machinery Co., Ltd.	321,142
7,000	Hoshizaki Electric Co., Ltd.	520,585
18,100	IHI Corp.	437,745
23,100	JTEKT Corp.	281,129
17,100	Kawasaki Heavy Industries, Ltd.	405,647
7,772	Kion Group AG	489,825
5,787	Knorr-Bremse AG	644,328
111,700	Komatsu, Ltd.	2,707,221
40,298	Kone OYJ, Class B	2,377,789
125,400	Kubota Corp.^	2,091,141
13,000	Kurita Water Industries, Ltd.	323,991
26,100	Makita Corp.	889,405
13,068	Metso Corp. OYJ	513,343
43,400	Minebea Co., Ltd.	738,297
35,000	Misumi Group, Inc.	882,029
36,600	Mitsubishi Heavy Industries, Ltd.	1,595,710
14,300	Nabtesco Corp.	399,591
30,200	NGK Insulators, Ltd.	441,548
42,400	NSK, Ltd.	381,078
136,261	Sandvik AB	2,504,714
4,746	Schindler Holding AG	1,057,036
2,413	Schindler Holding AG, Registered Shares	527,266
46,385	SKF AB, Class B	853,424
6,800	SMC Corp.	2,546,252
8,809	Spirax-Sarco Engineering plc	1,027,409
13,500	Sumitomo Heavy Industries, Ltd.	465,796
15,100	THK Co., Ltd.	363,091
177,741	Volvo AB, Class B	2,822,044
53,665	Wartsila Corp. OYJ, Class B	778,228
27,770	Weir Group plc (The)	545,394
306,850	Yangzijiang Shipbuilding Holdings, Ltd.	347,983

		44,987,675

Marine (0.2%):
445	A.P. Moeller - Maersk A/S, Class A	516,988
782	A.P. Moeller - Maersk A/S, Class B	970,758
6,505	Kuehne & Nagel International AG, Registered Shares	966,066

Shares		Fair Value
Common Stocks, continued
Marine, continued
13,700	Mitsui O.S.K. Lines, Ltd.	$329,091
17,000	Nippon Yusen Kabushiki Kaisha	273,662

		3,056,565

Media (0.7%):
6,418	Axel Springer AG^	452,343
12,400	Cyberagent, Inc.	450,738
25,877	Dentsu, Inc.	905,983
19,566	Eutelsat Communications SA	365,866
29,000	Hakuhodo DY Holdings, Inc.	489,696
151,131	Informa plc	1,604,136
431,852	ITV plc	592,250
8,903	JCDecaux SA	269,627
91,786	Pearson plc	956,202
24,874	Publicis Groupe SA	1,313,044
4,397	RTL Group^	225,583
13,899	Schibsted ASA, Class B	363,281
44,292	SES Global, Class A	693,375
126,768	Singapore Press Holdings, Ltd.	229,230
5,630	Telenet Group Holding NV	313,912
152,029	WPP plc	1,917,139

		11,142,405

Metals & Mining (3.1%):
293,204	Alumina, Ltd.	480,347
125,578	Anglo American plc	3,591,328
44,246	Antofagasta plc	523,708
78,982	ArcelorMittal	1,414,037
353,255	BHP Billiton, Ltd.	10,231,175
253,272	BHP Group plc	6,462,816
61,180	BlueScope Steel, Ltd.	519,221
33,664	Boliden AB	861,339
60,439	EVRAZ plc	512,311
165,804	Fortescue Metals Group, Ltd.	1,055,187
28,344	Fresnillo plc	313,660
1,331,450	Glencore International plc	4,632,159
23,000	Hitachi Metals, Ltd.	260,566
59,300	JFE Holdings, Inc.	873,085
36,000	Kobe Steel, Ltd.	236,200
7,500	Maruichi Steel Tube, Ltd.	208,671
12,800	Mitsubishi Materials Corp.	364,969
90,433	Newcrest Mining, Ltd.	2,032,104
96,848	Nippon Steel Corp.	1,665,871
162,267	Norsk Hydro ASA	582,639
136,412	Rio Tinto plc	8,414,264
44,866	Rio Tinto, Ltd.	3,273,140
599,520	South32, Ltd.	1,339,584
28,500	Sumitomo Metal & Mining Co., Ltd.	854,500
48,423	ThyssenKrupp AG^	707,979
14,170	Voestalpine AG^	437,739

		51,848,599

Multiline Retail (0.3%):
13,700	Don Quijote Co., Ltd.	870,905
80,935	Harvey Norman Holdings, Ltd.	231,701
37,900	Isetan Mitsukoshi Holdings, Ltd.	307,028
27,000	J. Front Retailing Co., Ltd.	310,271
223,612	Marks & Spencer Group plc	599,716
23,900	MARUI Group Co., Ltd.	487,289

See accompanying notes to the financial statements.

8

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
16,464	Next plc	$1,155,281
2,900	Ryohin Keikaku Co., Ltd.	524,791

		4,486,982

Multi-Utilities (1.0%):
79,001	AGL Energy, Ltd.	1,110,302
681,724	Centrica plc	759,873
267,061	E.ON SE	2,899,717
217,240	Engie Group	3,298,111
16,217	Innogy SE	694,098
407,559	National Grid plc	4,330,333
65,453	RWE AG	1,613,108
40,897	Suez Environnement Co.	590,018
63,890	Veolia Environnement SA	1,557,277

		16,852,837

Oil, Gas & Consumable Fuels (5.4%):
13,248	Aker BP ASA	382,140
2,424,414	BP plc	16,939,448
29,171	Caltex Australia, Ltd.	507,242
22,895	Enagas SA^	611,557
305,058	ENI SpA	5,051,773
60,935	Galp Energia SGPS SA	939,133
24,587	Idemitsu Kosan Co., Ltd.	747,608
123,800	INPEX Corp.	1,128,595
381,820	JX Holdings, Inc.	1,908,335
8,360	Koninklijke Vopak NV	386,211
22,716	Lundin Petroleum AB	707,263
50,628	Neste Oil OYJ	1,720,578
160,365	Oil Search, Ltd.	798,524
17,133	OMV AG	834,682
214,003	Origin Energy, Ltd.	1,100,334
167,345	Repsol SA	2,622,721
529,789	Royal Dutch Shell plc, Class A	17,344,350
448,144	Royal Dutch Shell plc, Class B	14,614,895
214,820	Santos, Ltd.	1,070,305
249,080	Snam SpA	1,238,884
119,859	Statoil ASA	2,375,632
284,527	Total SA	15,915,438
12,993	Washington H. Soul Pattinson & Co., Ltd.	200,779
113,401	Woodside Petroleum, Ltd.	2,902,258

		92,048,685

Paper & Forest Products (0.3%):
44,707	Mondi plc	1,019,351
108,000	OYI Paper Co., Ltd.	625,757
67,076	Stora Enso OYJ, Registered Shares	788,192
64,467	UPM-Kymmene OYJ	1,712,908

		4,146,208

Personal Products (2.3%):
11,769	Beiersdorf AG	1,412,305
59,000	Kao Corp.	4,501,744
6,000	Kobayashi Pharmaceutical Co., Ltd.	430,296
3,600	Kose Corp.	605,601
30,237	L’Oreal SA	8,610,607
10,700	Pola Orbis Holdings, Inc.	299,621
47,900	Shiseido Co., Ltd.	3,618,272
174,419	Unilever NV	10,621,789

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
133,120	Unilever plc	$8,264,821

		38,365,056

Pharmaceuticals (7.8%):
225,500	Astellas Pharma, Inc.	3,220,169
151,911	AstraZeneca plc	12,398,705
111,828	Bayer AG, Registered Shares	7,765,466
26,900	Chugai Pharmaceutical Co., Ltd.	1,759,784
68,300	Daiichi Sankyo Co., Ltd.	3,566,621
20,700	Dainippon Sumitomo Pharma Co., Ltd.	393,382
29,900	Eisai Co., Ltd.	1,687,306
594,928	GlaxoSmithKline plc	11,906,631
7,816	H. Lundbeck A/S	309,175
6,300	Hisamitsu Pharmaceutical Co., Inc.	249,564
4,528	Ipsen SA	617,719
29,100	Kyowa Hakko Kogyo Co., Ltd.	524,530
15,532	Merck KGaA	1,624,748
26,900	Mitsubishi Tanabe Pharma Corp.	300,803
259,444	Novartis AG, Registered Shares	23,740,294
205,986	Novo Nordisk A/S, Class B	10,510,422
44,600	Ono Pharmaceutical Co., Ltd.	801,042
12,002	Orion OYJ, Class B	439,926
46,400	Otsuka Holdings Co., Ltd.	1,516,684
11,679	Recordati SpA	486,725
84,074	Roche Holding AG	23,665,287
134,346	Sanofi-Aventis SA	11,619,086
44,400	Santen Pharmaceutical Co., Ltd.	737,261
32,200	Shionogi & Co., Ltd.	1,859,540
4,400	Taisho Pharmaceutical Holdings Co., Ltd.	338,800
177,973	Takeda Pharmacuetical Co., Ltd.	6,326,933
130,392	Teva Pharmaceutical Industries, Ltd., ADR*^	1,203,518
15,033	UCB SA	1,246,255
5,368	Vifor Pharma AG	776,037

		131,592,413

Professional Services (1.4%):
19,337	Adecco SA, Registered Shares	1,162,616
31,529	Bureau Veritas SA	778,583
109,145	Experian plc	3,312,717
19,774	Intertek Group plc	1,385,039
21,200	Persol Holdings Co., Ltd.	499,556
13,659	Randstad Holding NV	750,102
142,100	Recruit Holdings Co., Ltd.	4,751,209
234,873	Reed Elsevier plc	5,707,267
39,701	Seek, Ltd.	590,657
630	SGS SA, Registered Shares	1,605,825
6,953	Teleperformance	1,392,873
33,471	Wolters Kluwer NV	2,436,137

		24,372,581

Real Estate Management & Development (2.0%):
10,760	AEON Mall Co., Ltd.	162,178
93,252	Aroundtown SA	768,135
5,609	Azrieli Group	376,446
74,028	BGP Holdings plc*(a)	109
315,100	CapitaLand, Ltd.	822,558
47,400	City Developments, Ltd.	332,865
313,744	CK Asset Holdings, Ltd.	2,449,275
8,400	Daito Trust Construction Co., Ltd.	1,069,461

See accompanying notes to the financial statements.

9

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
68,700	Daiwa House Industry Co., Ltd.	$2,006,608
42,667	Deutsche Wohnen AG	1,564,642
235,000	Hang Lung Properties, Ltd.	559,546
179,956	Henderson Land Development Co., Ltd.	993,015
142,100	Hongkong Land Holdings, Ltd.	916,603
32,500	Hulic Co., Ltd.^	261,704
73,000	Hysan Development Co., Ltd.	377,314
75,775	Kerry Properties, Ltd.	318,401
67,086	Lend Lease Group	612,651
140,200	Mitsubishi Estate Co., Ltd.	2,615,776
106,100	Mitsui Fudosan Co., Ltd.	2,576,585
732,623	New World Development Co., Ltd.	1,141,679
16,100	Nomura Real Estate Holdings, Inc.	346,681
364,601	Sino Land Co., Ltd.	609,749
39,900	Sumitomo Realty & Development Co., Ltd.	1,426,916
190,000	Sun Hung Kai Properties, Ltd.	3,226,779
57,964	Swire Pacific, Ltd., Class A	713,232
147,800	Swire Properties, Ltd.	597,407
8,817	Swiss Prime Site AG	770,113
73,400	Tokyu Fudosan Holdings Corp.	405,987
66,296	UOL Group, Ltd.	370,159
59,020	Vonovia SE	2,817,952
156,300	Wharf Holdings, Ltd. (The)	413,299
145,300	Wharf Real Estate Investment Co., Ltd.	1,020,789
95,897	Wheelock & Co., Ltd.	688,626

		33,333,240

Road & Rail (1.3%):
247,877	Aurizon Holdings, Ltd.	941,246
17,200	Central Japan Railway Co.	3,450,588
243,600	ComfortDelGro Corp., Ltd.	479,127
21,373	DSV A/S	2,099,009
36,713	East Japan Railway Co.	3,438,664
27,700	Hankyu Hanshin Holdings, Inc.	994,438
26,800	Keihin Electric Express Railway Co., Ltd.	462,121
12,400	Keio Corp.	816,812
15,700	Keisei Electric Railway Co., Ltd.	572,894
19,800	Kintetsu Corp.	949,166
18,800	Kyushu Railway Co.	549,126
186,494	MTR Corp., Ltd.	1,256,153
21,400	Nagoya Railroad Co., Ltd.	592,787
9,500	Nippon Express Co., Ltd.	506,407
36,300	Odakyu Electric Railway Co., Ltd.	889,542
22,000	Tobu Railway Co., Ltd.	642,247
59,200	Tokyu Corp.	1,049,033
19,200	West Japan Railway Co.	1,557,780

		21,247,140

Semiconductors & Semiconductor Equipment (1.4%):
23,900	Advantest Corp.	661,311
35,900	ASM Pacific Technology, Ltd.	368,078
50,938	ASML Holding NV	10,646,682
3,400	Disco Corp.	560,934
149,566	Infineon Technologies AG	2,642,451
35,362	NXP Semiconductors NV	3,451,685
96,600	Renesas Electronics Corp.*	481,340
11,300	ROHM Co., Ltd.	763,002
82,285	STMicroelectronics NV	1,459,620

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
27,200	SUMCO Corp.^	$325,707
19,000	Tokyo Electron, Ltd.	2,671,875

		24,032,685

Software (1.6%):
14,860	Check Point Software Technologies, Ltd.*	1,717,966
4,451	CyberArk Software, Ltd.*	569,016
15,599	Dassault Systemes SA	2,491,536
41,003	Micro Focus International plc	1,076,565
7,396	NICE Systems, Ltd.*	1,013,101
4,600	Oracle Corp.	337,167
132,766	Sage Group plc	1,354,357
117,854	SAP AG	16,196,103
7,241	Temenos Group AG	1,297,129
14,300	Trend Micro, Inc.	638,883

		26,691,823

Specialty Retail (0.8%):
4,500	ABC-Mart, Inc.	293,702
5,157	Dufry AG, Registered Shares	437,019
7,000	Fast Retailing Co., Ltd.	4,238,769
96,138	Hennes & Mauritz AB, Class B	1,706,968
2,400	Hikari Tsushin, Inc.	524,088
129,958	Industria de Diseno Textil SA	3,903,589
254,638	Kingfisher plc	695,498
9,900	Nitori Co., Ltd.	1,313,721
2,400	Shimamura Co., Ltd.	179,623
24,400	USS Co., Ltd.	481,649
69,100	Yamada Denki Co., Ltd.	305,951

		14,080,577

Technology Hardware, Storage & Peripherals (0.6%):
26,700	Brother Industries, Ltd.	505,821
120,000	Canon, Inc.^	3,515,075
43,100	Fujifilm Holdings Corp.	2,189,964
54,700	Konica Minolta Holdings, Inc.	533,181
30,200	NEC Corp.	1,190,236
77,200	Ricoh Co., Ltd.	772,794
33,400	Seiko Epson Corp.	529,811

		9,236,882

Textiles, Apparel & Luxury Goods (2.3%):
21,630	Adidas AG	6,675,966
48,964	Burberry Group plc	1,161,405
62,099	Compagnie Financiere Richemont SA	5,272,751
3,824	Hermes International SA	2,757,297
7,713	Hugo Boss AG	513,895
9,086	Kering	5,373,371
33,221	LVMH Moet Hennessy Louis Vuitton SA	14,138,200
21,940	Moncler SpA	937,799
12,873	Pandora A/S	458,172
10,170	Puma SE	678,036
3,506	Swatch Group AG (The), Class B	1,007,032
6,517	Swatch Group AG (The), Registered Shares	353,023
74,486	Yue Yuen Industrial Holdings, Ltd.	203,744

		39,530,691

Tobacco (1.0%):
275,060	British American Tobacco plc	9,598,779
114,369	Imperial Tobacco Group plc, Class A	2,684,878

See accompanying notes to the financial statements.

10

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
143,600	Japan Tobacco, Inc.^	$3,173,889
20,813	Swedish Match AB, Class B	880,039

		16,337,585

Trading Companies & Distributors (1.3%):
14,712	AerCap Holdings NV*	765,171
57,594	Ashtead Group plc	1,651,537
18,697	Brenntag AG	920,546
40,666	Bunzl plc	1,074,257
27,670	Ferguson plc	1,971,895
161,500	Itochu Corp.	3,091,996
186,000	Marubeni Corp.	1,234,233
162,400	Mitsubishi Corp.	4,287,798
196,800	Mitsui & Co., Ltd.	3,210,366
15,100	MonotaRo Co., Ltd.^	369,467
142,200	Sumitomo Corp.	2,158,821
25,900	Toyota Tsushu Corp.	787,089

		21,523,176

Transportation Infrastructure (0.6%):
8,129	Aena SA	1,610,849
3,600	Aeroports de Paris	635,160
59,855	Atlantia SpA	1,556,848
121,970	Auckland International Airport, Ltd.	807,810
4,779	Fraport AG	410,718
52,654	Groupe Eurotunnel SA	843,451
5,100	Japan Airport Terminal Co., Ltd.	218,674
12,000	Kamigumi Co., Ltd.	284,519
74,000	SATS, Ltd.	286,033
131,398	Sydney Airport	742,246
319,614	Transurban Group	3,310,763

		10,707,071

Water Utilities (0.1%):
29,416	Severn Trent plc	765,299
80,876	United Utilities Group plc	804,528

		1,569,827

Wireless Telecommunication Services (1.7%):
6,305	Drillisch AG	209,727
213,700	KDDI Corp.	5,445,101
7,641	Millicom International Cellular SA, SDR	430,156

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
158,500	NTT DoCoMo, Inc.	$3,699,679
200,900	Softbank Corp.	2,607,984
198,000	SoftBank Group Corp.	9,542,697
58,618	Tele2 AB	856,483
3,204,112	Vodafone Group plc	5,254,704

		28,046,531

Total Common Stocks (Cost $1,356,734,946)		1,665,725,275

Preferred Stocks (0.4%):
Aerospace & Defense (0.0%†):
14,273,627	Rolls-Royce Holdings plc, 7/1/19	18,123

Automobiles (0.3%):
6,667	Bayerische Motoren Werke AG (BMW), 6.52%, 5/8/20	413,797
18,156	Porsche Automobil Holding SE, 3.41%, 6/26/20	1,179,334
21,954	Volkswagen AG, 2.85%, 5/7/20	3,698,830

		5,291,961

Household Products (0.1%):
21,645	Henkel AG & Co. KGaA, 1.89%, 4/3/20	2,117,897

Total Preferred Stocks (Cost $6,328,768)		7,427,981

Rights (0.0%†):
Construction & Engineering (0.0%†):
30,357	ACS Actividades de Construccion y Servicios SA, Expires on 7/09/19*	47,624

Oil, Gas & Consumable Fuels (0.0%†):
167,345	Repsol SA, Expires on 7/05/19*^	92,798

Total Rights (Cost $144,944)		140,422

Securities Held as Collateral for Securities on Loan (1.7%):
$28,408,692	BlackRock Liquidity FedFund, Institutional Class(b)	28,408,692

Total Securities Held as Collateral for Securities on Loan (Cost $28,408,692)		28,408,692

Total Investment Securities (Cost $1,391,617,350) — 100.5%(c)		1,701,702,370
Net other assets (liabilities) — (0.5)%		(8,086,655)

Net Assets — 100.0%		$1,693,615,715

Percentages indicated are based on net assets as of June 30, 2019.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $26,128,799.

+	Affiliated Securities

†	Represents less than 0.05%

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

11

AZL International Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage

Australia	7.3%

Austria	0.2%

Belgium	1.0%

Bermuda	0.2%

China	— %†

Denmark	1.7%

Finland	1.1%

France	10.4%

Germany	8.6%

Hong Kong	3.7%

Ireland (Republic of)	0.9%

Isle of Man	— %†

Israel	0.6%

Italy	2.1%

Country	Percentage

Japan	23.4%

Luxembourg	0.2%

Netherlands	4.3%

New Zealand	0.2%

Norway	0.7%

Portugal	0.2%

Singapore	1.3%

Spain	2.9%

Sweden	2.4%

Switzerland	9.5%

United Arab Emirates	— %†

United Kingdom	15.4%

United States	1.7%

100.0%

†	Represents less than 0.05%

Futures Contracts

Cash of $893,235 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

ASX SPI 200 Index September Futures (Australian Dollar)	9/19/19	15	$1,726,416	$23,534
DJ EURO STOXX 50 September Futures (Euro)	9/20/19	164	6,461,860	179,125
FTSE 100 Index September Futures (British Pounds)	9/20/19	38	3,555,429	43,235
SGX Nikkei 225 Index September Futures (Japanese Yen)	9/12/19	38	3,740,074	13,148

				$259,042

See accompanying notes to the financial statements.

12

AZL International Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,384,534,308
Investments in affiliates, at cost	7,083,042

Investments in non-affiliates, at value(a)	$1,689,437,897
Investments in affiliates, at value	12,264,473
Segregated cash for collateral for futures contracts	893,235
Interest and dividends receivable	3,115,726
Foreign currency, at value (cost $11,276,280)	11,516,865
Receivable for investments sold	48,803
Receivable for variation margin on futures contracts	107,726
Reclaims receivable	6,861,048
Prepaid expenses	10,776

Total Assets	1,724,256,549

Liabilities:
Cash overdraft	189,339
Payable for investments purchased	5,424
Payable for capital shares redeemed	773,093
Payable for collateral received on loaned securities	28,408,692
Manager fees payable	478,600
Administration fees payable	21,322
Distribution fees payable	320,418
Custodian fees payable	43,536
Administrative and compliance services fees payable	3,970
Transfer agent fees payable	2,394
Trustee fees payable	2,755
Other accrued liabilities	391,291

Total Liabilities	30,640,834

Net Assets	$1,693,615,715

Net Assets Consist of:
Paid in capital	$1,340,289,404
Total distributable earnings	353,326,311

Net Assets	$1,693,615,715

Class 1
Net Assets	$106,131,965
Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,359,801
Net Asset Value (offering and redemption price per share)	$11.34

Class 2
Net Assets	$1,587,483,750
Shares of beneficial interest (unlimited number of shares authorized, no par value)	97,734,440
Net Asset Value (offering and redemption price per share)	$16.24

(a)	Includes securities on loan of $26,128,799.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from non-affiliates	$40,559,256
Dividends from affiliates	513,853
Income from securities lending	322,456
Foreign withholding tax	(3,898,949)

Total Investment Income	37,496,616

Expenses:
Manager fees	2,845,256
Administration fees	237,149
Distribution fees — Class 2	1,902,366
Custodian fees	118,641
Administrative and compliance services fees	14,996
Transfer agent fees	6,648
Trustee fees	47,099
Professional fees	43,307
Shareholder reports	24,208
Dividends on securities sold short	4,531
Other expenses	323,279

Total expenses	5,567,480

Net Investment Income/(Loss)	31,929,136

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	(1,534,885)
Net realized gains/(losses) on affiliated securities	108,342
Net realized gains/(losses) on futures contracts	1,313,587
Change in net unrealized appreciation/depreciation on securities and foreign currencies	175,987,645
Change in net unrealized appreciation/depreciation on affiliated securities	1,946,611
Change in net unrealized appreciation/depreciation on futures contracts	473,799

Net realized and Change in net unrealized gains/losses on investments	178,295,099

Change in Net Assets Resulting From Operations	$210,224,235

See accompanying notes to the financial statements.

13

AZL International Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$31,929,136	$43,172,322
Net realized gains/(losses) on investments	(112,956)	14,028,068
Change in unrealized appreciation/depreciation on investments	178,408,055	(308,519,079)

Change in net assets resulting from operations	210,224,235	(251,318,689)

Distributions to Shareholders:
Class 1	—	(6,939,175)
Class 2	—	(66,270,138)

Change in net assets resulting from distributions to shareholders	—	(73,209,313)

Capital Transactions:
Class 1
Proceeds from shares issued	238,692	126,848
Proceeds from dividends reinvested	—	6,939,175
Value of shares redeemed	(6,681,730)	(17,191,782)

Total Class 1 Shares	(6,443,038)	(10,125,759)

Class 2
Proceeds from shares issued	42,022,286	39,282,271
Proceeds from dividends reinvested	—	66,270,138
Value of shares redeemed	(73,800,538)	(244,059,352)

Total Class 2 Shares	(31,778,252)	(138,506,943)

Change in net assets resulting from capital transactions	(38,221,290)	(148,632,702)

Change in net assets	172,002,945	(473,160,704)
Net Assets:
Beginning of period	1,521,612,770	1,994,773,474

End of period	$1,693,615,715	$1,521,612,770

Share Transactions:
Class 1
Shares issued	21,336	10,697
Dividends reinvested	—	643,708
Shares redeemed	(613,393)	(1,460,097)

Total Class 1 Shares	(592,057)	(805,692)

Class 2
Shares issued	2,627,713	2,427,714
Dividends reinvested	—	4,283,784
Shares redeemed	(4,708,711)	(14,584,666)

Total Class 2 Shares	(2,080,998)	(7,873,168)

Change in shares	(2,673,055)	(8,678,860)

See accompanying notes to the financial statements.

14

AZL International Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$9.94		$12.30	$10.07	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.22	(a)	0.36	0.37	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.18		(2.00)	2.15	(0.05)

Total from Investment Activities	1.40		(1.64)	2.52	0.07

Distributions to Shareholders From:
Net Investment Income	—		(0.50)	(0.16)	—
Net Realized Gains	—		(0.22)	(0.13)	—

Total Dividends	—		(0.72)	(0.29)	—

Net Asset Value, End of Period	$11.34		$9.94	$12.30	$10.07

Total Return(b)	14.08	%(c)	(13.80)%	25.12%	0.70	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$106,132		$98,902	$132,265	$123,158
Net Investment Income/(Loss) (d)	4.15%		2.62%	2.48%	1.19%
Expenses Before Reductions(d)(e)	0.45%		0.45%	0.48%	0.40%
Expenses Net of Reductions(d)	0.45%		0.45%	0.48%	0.40%
Portfolio Turnover Rate(f)	3%		2%	8%	55	%(g)

Class 2

Net Asset Value, Beginning of Period	$14.25		$17.30	$14.10	$14.42		$15.28	$16.57

Investment Activities:
Net Investment Income/(Loss)	0.30	(a)	0.43	0.36	0.15		0.58	0.42
Net Realized and Unrealized Gains/(Losses) on Investments	1.69		(2.81)	3.12	(0.10)		(0.79)	(1.41)

Total from Investment Activities	1.99		(2.38)	3.48	0.05		(0.21)	(0.99)

Dividends to Shareholders From:
Net Investment Income	—		(0.45)	(0.15)	(0.37)		(0.65)	(0.30)
Net Realized Gains	—		(0.22)	(0.13)	—		—	—

Total Dividends	—		(0.67)	(0.28)	(0.37)		(0.65)	(0.30)

Net Asset Value, End of Period	$16.24		$14.25	$17.30	$14.10		$14.42	$15.28

Total Return(b)	13.96	%(c)	(14.04)%	24.77%	0.37%		(1.39)%	(6.18)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,587,484		$1,422,711	$1,862,508	$1,605,552		$576,330	$863,302
Net Investment Income/(Loss) (d)	3.91%		2.36%	2.21%	2.11%		2.16%	2.88%
Expenses Before Reductions(d)(e)	0.70%		0.70%	0.73%	0.71%		0.75%	0.75%
Expenses Net of Reductions(d)	0.70%		0.70%	0.73%	0.71%		0.74%	0.75%
Portfolio Turnover Rate(f)	3%		2%	8%	55	%(g)	13%	3%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 55%.

See accompanying notes to the financial statements.

15

AZL International Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

16

AZL International Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned of expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $32,253 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $26,128,799 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $23.2 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

17

AZL International Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$259,042	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$1,313,587	$473,799

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL International Index Fund Class 1	0.35%	0.52%
AZL International Index Fund Class 2	0.35%	0.77%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

At June 30, 2019, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income

Allianz SE, Registered Shares	$10,402,532	$186,844	$(379,856)	$108,342	$1,946,611	$12,264,473	50,900	$513,853

	$10,402,532	$186,844	$(379,856)	$108,342	$1,946,611	$12,264,473	50,900	$513,853

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

18

AZL International Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $7,117 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

19

AZL International Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks+	$9,478,779	$1,656,246,387	$109	$—	$1,665,725,275
Preferred Stocks	—	7,427,981	—	—	7,427,981
Rights	—	140,422	—	—	140,422
Securities Held as Collateral for Securities on Loan	—	—	—	28,408,692	28,408,692

Total Investment Securities	9,478,779	1,663,814,790	109	28,408,692	1,701,702,370

Other Financial Instruments:*
Futures Contracts	259,042	—	—	—	259,042

Total Investments	$9,737,821	$1,663,814,790	$109	$28,408,692	$1,701,961,412

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL International Index Fund	$45,508,044	$48,916,424

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $1,429,677,517. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$347,199,335
Unrealized (depreciation)	(75,174,482)

Net unrealized appreciation/(depreciation)	$272,024,853

20

AZL International Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL International Index Fund	$53,411,357	$19,797,956	$73,209,313

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL International Index Fund	$39,883,105	$10,099,174	$—	$93,119,797	$143,102,076

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and mark-to-market of PFIC investments.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 30% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MetWest Total Return Bond Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 21

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MetWest Total Return Bond Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MetWest Total Return Bond Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MetWest Total Return Bond Fund	$1,000.00	$1,059.20	$4.19	0.82%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MetWest Total Return Bond Fund	$1,000.00	$1,020.73	$4.11	0.82%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

U.S. Government Agency Mortgages	29.1%

U.S. Treasury Obligations	28.5

Corporate Bonds	21.1

Collateralized Mortgage Obligations	10.5

Money Markets	6.9

Asset Backed Securities	4.9

Yankee Dollars	4.4

Municipal Bonds	1.1

Securities Held as Collateral for Securities on Loan	0.4

Total Investment Securities	106.9

Net other assets (liabilities)	(6.9)

Net Assets	100.0%

1

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (4.9%):
$595,775	Navient Student Loan Trust, Class A, Series 2014-2, 3.07% (US0001M+64bps), 3/25/83, Callable 10/25/33 @ 100	$586,935
735,431	Navient Student Loan Trust, Class A, Series 2016-1A, 3.10% (US0001M+70bps), 2/25/70, Callable 8/25/33 @ 100(a)	734,313
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 3.90% (US0001M+150bps), 6/25/65, Callable 4/25/31 @ 100(a)	994,019
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 3.45% (US0001M+105bps), 7/26/66, Callable 4/25/34 @ 100(a)	956,404
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 2.57% (US0003M+16bps), 3/15/55, Callable 6/15/30 @ 100	2,466,756
1,083,321	SLC Student Loan Trust, Class 2A3, Series 2008-1, 4.01% (US0003M+160bps), 12/15/32, Callable 12/15/27 @ 100	1,108,154
655,464	SLM Student Loan Trust, Class 2A3, Series 2003-7, 2.98% (US0003M+57bps), 9/15/39, Callable 3/15/29 @ 100	620,011
940,000	SLM Student Loan Trust, Class A6A, Series 2004-3A, 3.13% (US0003M+55bps), 10/25/64, Callable 4/25/29 @ 100(a)	925,853
735,658	SLM Student Loan Trust, Class A4, Series 2007-7, 2.91% (US0003M+33bps), 1/25/22, Callable 10/25/22 @ 100	721,436
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 4.43% (US0003M+185bps), 7/25/73, Callable 1/25/22 @ 100	1,237,775
1,120,580	SLM Student Loan Trust, Class A4, Series 2008-6, 3.68% (US0003M+110bps), 7/25/23, Callable 10/25/23 @ 100	1,123,658
438,655	SLM Student Loan Trust, Class A, Series 2008-9, 4.08% (US0003M+150bps), 4/25/23, Callable 4/25/22 @ 100	441,931
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 4.83% (US0003M+225bps), 10/25/83, Callable 4/25/22 @ 100	245,991
1,299,116	SLM Student Loan Trust, Class A, Series 2009-3, 3.15% (US0001M+75bps), 1/25/45, Callable 3/25/34 @ 100(a)	1,279,412
732,982	SLM Student Loan Trust, Class A3, Series 2012-1, 3.38% (US0001M+95bps), 9/25/28, Callable 11/25/26 @ 100	730,173
1,970,000	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 2.75% (US0003M+17bps), 4/25/40, Callable 1/25/26 @ 100(a)	1,911,260

Total Asset Backed Securities (Cost $15,913,039)		16,084,081

Collateralized Mortgage Obligations (10.5%):
850,000	AIMCO CLO, Class AR, Series 2015-AA, 3.45% (US0003M+85bps), 1/15/28, Callable 7/15/19 @ 100(a)	848,003
1,569,137	Alternative Loan Trust, Class 4A1, Series 2005-56, 2.71% (US0001M+31bps), 11/25/35, Callable 7/25/19 @ 100	1,406,925

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,043,561	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 4.56% (US0006M+200bps), 6/25/45, Callable 7/25/19 @ 100	$1,064,486
225,419	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 3.09% (US0001M+46bps), 7/25/35, Callable 7/25/19 @ 100	226,194
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.23%, 8/10/38(a)(b)	569,106
471,587	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 4.31%, 7/25/35, Callable 7/25/19 @ 100(b)	442,512
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(a)	344,247
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	389,982
360,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	376,049
1,013,978	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 4.74%, 4/25/37, Callable 9/25/26 @ 100(b)	966,747
500,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	508,965
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.73%, 8/10/49(a)(b)	413,708
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(a)	388,624
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	383,411
341,522	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34(a)	351,402
471,436	Core Industrial Trust, Class A, Series 2015-TEXW, 3.08%, 2/10/34(a)	485,513
1,010,874	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.03%, 2/25/37, Callable 12/25/25 @ 100(b)	727,150
1,820,000	Fannie Mae-Aces, Class A2, Series 2018-M1, 3.09%, 12/25/27(b)	1,888,977
860,000	Federal Home Loan Mortgage Corporation, Class A3, Series K151, 3.51%, 4/25/30	924,405
455,261	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 3.14% (US0001M+49bps), 9/25/35, Callable 7/25/19 @ 100	451,653
776,341	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 4.17%, 2/25/36, Callable 7/25/19 @ 100(b)	686,625
415,212	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 4.52%, 8/25/35, Callable 7/25/19 @ 100(b)	373,731
995,908	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 4.44%, 3/25/36, Callable 7/25/19 @ 100(b)	885,320
852,614	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 4.27%, 4/25/36, Callable 7/25/19 @ 100(b)	756,205
815,398	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 4.21%, 4/19/36, Callable 7/19/19 @ 100(b)	718,405

See accompanying notes to the financial statements.

2

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$647,610	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 4.08%, 9/19/35, Callable 7/19/19 @ 100(b)	$578,226
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 3.69% (US0003M+111bps), 10/29/29, Callable 10/29/20 @ 100(a)	848,711
280,000	GRACE Mortgage Trust, Class A, Series 2014-GRCE, 3.37%, 6/10/28(a)	284,911
1,260,359	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 2.98% (US0001M+58bps), 2/25/36, Callable 7/25/19 @ 100	1,211,664
147,500	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34(a)	152,130
1,648,066	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 2.59% (US0001M+20bps), 11/19/36, Callable 7/19/21 @ 100	1,467,042
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(a)	339,874
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39(a)	341,558
531,006	Magnetite IX, Ltd., Class A1R, Series 2014-9A, 3.58% (US0003M+100bps), 7/25/26, Callable 7/25/19 @ 100(a)	530,940
894,432	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 2.52% (US0001M+12bps), 7/25/37, Callable 4/25/22 @ 100	598,191
345,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	354,895
731,955	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 2.91% (12MTA+75bps), 6/26/47(a)	718,956
574,969	MortgageIT Trust, Class 2A3, Series 2005-2, 4.09% (US0001M+165bps), 5/25/35, Callable 7/25/19 @ 100	563,978
580,338	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 7/25/19 @ 100(b)	573,377
871,905	Nomura Resecuritization Trust, Class 2A3, Series 2014-7R, 2.63% (US0001M+20bps), 12/26/35(a)	865,402
210,000	Octagon Investment Partners 25, Class AR, Series 2015-1A, 3.39% (US0003M+80bps), 10/20/26, Callable 7/20/19 @ 100(a)	209,679
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	407,045
800,000	Recette Clo, Ltd., Class AR, Series 2015-1A, 3.51% (US0003M+92bps), 10/20/27, Callable 7/20/19 @ 100(a)	798,471
1,443,294	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 2.58% (US0001M+18bps), 12/25/36, Callable 4/25/22 @ 100	1,289,308
1,616,355	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 2.63% (US0001M+23bps), 2/25/36, Callable 7/25/19 @ 100	1,418,413
550,000	TCI-Flatiron CLO, Ltd., Class AR, Series 2016-1, 3.81% (US0003M+122bps), 7/17/28, Callable 4/17/20 @ 100(a)	550,159

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$770,443	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 2.86% (US0001M+23bps), 4/25/45, Callable 7/25/19 @ 100	$746,575
889,111	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 2.98% (US0001M+29bps), 7/25/45, Callable 7/25/19 @ 100	874,410
751,560	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 4.46%, 3/25/35, Callable 7/25/19 @ 100(b)	744,082
358,980	WaMU Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 2.84% (US0001M+44bps), 7/25/44, Callable 7/25/19 @ 100	341,358
487,506	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 4.99%, 3/25/36, Callable 7/25/19 @ 100(b)	485,960
620,123	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 4.76%, 9/25/36, Callable 7/25/19 @ 100(b)	602,873

Total Collateralized Mortgage Obligations (Cost $34,071,146)		34,476,533

Corporate Bonds (21.1%):
Aerospace & Defense (0.4%):
530,000	L3 Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100	573,767
550,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	563,248
175,000	United Technologies Corp., 3.35%, 8/16/21	178,824

		1,315,839

Airlines (0.6%):
1,192,307	Continental Airlines 2009-2, Series A, 7.25%, 5/10/21	1,206,615
111,008	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	116,510
676,938	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	736,007

		2,059,132

Banks (2.8%):
910,000	Bank of America Corp., 2.74% (US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100	913,996
165,000	Bank of America Corp., 3.00% (US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	168,044
25,000	Bank of America Corp., 3.70% (US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100	26,179
685,000	Bank of America Corp., Series G, 3.59% (US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	712,365
1,395,000	Bank of America Corp., 4.27% (US0003M+131bps), 7/23/29, Callable 7/23/28 @ 100	1,517,843
700,000	Citigroup, Inc., 3.67% (US0003M+139bps), 7/24/28, Callable 7/24/27 @ 100	729,483
730,000	JPMorgan Chase & Co., 4.02% (US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	774,319
720,000	JPMorgan Chase & Co., 3.22% (US0003M+116bps), 3/1/25, Callable 3/1/24 @ 100	739,968

See accompanying notes to the financial statements.

3

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$645,000	JPMorgan Chase & Co., 4.20% (US0003M+126bps), 7/23/29, Callable 7/23/28 @ 100	$704,911
750,000	PNC Bank NA, 2.40%, 10/18/19, Callable 9/18/19 @ 100	749,849
165,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	165,953
265,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	277,048
2,110,000	Wells Fargo & Co., 3.00%, 4/22/26	2,133,561

		9,613,519

Beverages (0.3%):
763,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	843,385

Biotechnology (0.9%):
300,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	293,038
150,000	AbbVie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	157,123
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	318,310
500,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	540,269
120,000	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100	120,383
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	780,007
350,000	Gilead Sciences, Inc., 4.60%, 9/1/35, Callable 3/1/35 @ 100	392,653
249,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	281,880

		2,883,663

Capital Markets (0.6%):
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	419,213
550,000	Goldman Sachs Group, Inc. (The), 3.27% (US0003M+120bps), 9/29/25, Callable 9/29/24 @ 100	561,982
400,000	Morgan Stanley, 3.52% (US0003M+93bps), 7/22/22, Callable 7/22/21 @ 100	402,152
255,000	Raymond James Financial, 4.95%, 7/15/46	284,421
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	253,380

		1,921,148

Chemicals (0.2%):
475,000	International Flavors & Fragrances, Inc., 5.00%, 9/26/48, Callable 3/26/48 @ 100	524,726

Commercial Services & Supplies (0.2%):
200,000	Clean Harbors, Inc., 5.13%, 6/1/21, Callable 8/5/19 @ 100	200,250
267,000	Clean Harbors, Inc., 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a)	272,340
100,000	Matthews International Corp., 5.25%, 12/1/25, Callable 12/1/20 @ 103.94(a)	97,750

		570,340

Consumer Finance (0.7%):
200,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	205,559

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$310,000	Ford Motor Credit Co. LLC, 2.43%, 6/12/20	$309,195
150,000	Ford Motor Credit Co. LLC, 3.48% (US0003M+88bps), 10/12/21	147,305
1,246,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	1,318,846
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	456,670

		2,437,575

Containers & Packaging (0.4%):
200,000	Ball Corp., 4.00%, 11/15/23	207,250
70,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	71,605
494,245	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 8/5/19 @ 100	495,480
87,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100^	88,631
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(a)	112,888
325,000	WRKCo, Inc., 4.90%, 3/15/29, Callable 12/15/28 @ 100	354,397

		1,330,251

Diversified Financial Services (0.3%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100(a)	610,772
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	448,265
35,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 8/5/19 @ 102.69	35,788

		1,094,825

Diversified Telecommunication Services (1.2%):
375,000	AT&T, Inc., 3.62% (US0003M+118bps), 6/12/24	379,406
700,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	749,292
840,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	885,809
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	552,824
175,000	Qwest Corp., 7.25%, 9/15/25	193,828
1,055,000	Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100(a)	1,142,427

		3,903,586

Electric Utilities (2.0%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	323,597
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33^	633,671
400,000	Cleco Power LLC, 6.00%, 12/1/40	503,890
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,084,714
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(a)	976,646
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	927,641
300,000	Midamerican Energy Co., 4.25%, 5/1/46, Callable 11/1/45 @ 100	338,018
1,250,000	NextEra Energy Capital Holdings, Inc., 3.07% (US0003M+55bps), 8/28/21, Callable 8/28/19 @ 100	1,239,805
700,000	Public Service Oklahoma, 4.40%, 2/1/21	721,399

		6,749,381

See accompanying notes to the financial statements.

4

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (1.8%):
$500,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	$514,186
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	601,310
160,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	171,200
440,000	GLP Capital, LP, 5.38%, 4/15/26, Callable 1/15/26 @ 100	474,650
105,000	GLP Capital, LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	115,500
290,000	GLP Capital, LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	312,838
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	599,871
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	927,313
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	419,070
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	107,750
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	115,080
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,497,201

		5,855,969

Food & Staples Retailing (0.5%):
300,000	Rite Aid Corp., 6.13%, 4/1/23, Callable 8/5/19 @ 103.06(a)	253,125
190,000	The Kroger Co., 5.40%, 1/15/49, Callable 7/15/48 @ 100	211,044
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	820,969
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	301,482

		1,586,620

Food Products (0.7%):
70,000	Chobani LLC/Finance Corp., 7.50%, 4/15/25, Callable 4/15/20 @ 105.63(a)	65,275
130,000	General Mills, Inc., 4.70%, 4/17/48, Callable 10/17/47 @ 100^	140,184
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100	824,980
650,000	Kraft Heinz Foods Co., 4.63%, 1/30/29, Callable 10/30/28 @ 100	697,590
126,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	130,410
159,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	163,969
40,000	Post Holdings, Inc., 5.50%, 12/15/29, Callable 12/15/24 @ 102.75(a)	40,100
150,000	Tyson Foods, Inc., 4.00%, 3/1/26, Callable 1/1/26 @ 100	159,643

		2,222,151

Health Care Equipment & Supplies (0.3%):
360,000	Becton Dickinson & Co., 2.40%, 6/5/20	359,799
375,000	Becton Dickinson & Co., 3.48% (US0003M+88bps), 12/29/20, Callable 8/5/19 @ 100	375,173

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$92,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	$94,185

		829,157

Health Care Providers & Services (1.8%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	206,042
372,000	Centene Corp., 5.63%, 2/15/21, Callable 8/5/19 @ 101.41	377,580
500,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100	493,880
50,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	50,188
69,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	66,413
865,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	916,725
1,300,000	Halfmoon Parent, Inc., 4.13%, 11/15/25, Callable 9/15/25 @ 100(a)	1,380,837
456,000	HCA, Inc., 6.50%, 2/15/20	466,830
93,000	HCA, Inc., 5.25%, 4/15/25	102,765
260,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	285,025
320,000	HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	332,800
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	150,619
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	177,225
165,000	Tenet Healthcare Corp., 4.75%, 6/1/20	166,650
128,000	Tenet Healthcare Corp., 6.00%, 10/1/20	131,840
206,000	Tenet Healthcare Corp., 4.50%, 4/1/21	209,348
156,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31	158,925
500,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	518,359

		6,192,051

Health Care Technology (0.1%):
166,000	Change Health/ Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88(a)	168,490

Hotels, Restaurants & Leisure (0.1%):
202,000	Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75(a)	211,595

Household Products (0.1%):
23,000	Central Garden & Pet Co., 6.13%, 11/15/23, Callable 8/5/19 @ 104.59	23,863
112,000	Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	109,760
200,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	207,500

		341,123

Industrial Conglomerates (0.5%):
735,000	General Electric Capital Corp., 5.50%, 1/8/20, MTN	746,074
300,000	General Electric Capital Corp., 4.63%, 1/7/21, MTN	308,564
150,000	General Electric Capital Corp., 4.65%, 10/17/21	156,287
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	309,248
150,000	General Electric Co., 4.13%, 10/9/42	138,140

		1,658,313

See accompanying notes to the financial statements.

5

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance (0.5%):
$900,000	Farmers Exchange Capital III, 5.45% (US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	$974,868
670,000	Farmers Insurance Exchange, 4.75% (US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)	647,241

		1,622,109

Life Sciences Tools & Services (0.1%):
200,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	206,000

Media (0.5%):
203,000	CCO Holdings LLC, 5.38%, 6/1/29, Callable 6/1/24 @ 102.69^(a)	209,344
100,000	Charter Communications Operating LLC, 3.75%, 2/15/28, Callable 11/15/27 @ 100	100,426
250,000	Charter Communications Operating LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100	296,101
400,000	Comcast Corp., 4.60%, 10/15/38, Callable 4/15/38 @ 100	455,458
200,000	CSC Holdings LLC, 5.50%, 5/15/26, Callable 5/15/21 @ 102.75(a)	209,750
117,000	CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25(a)	127,384
290,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	315,629

		1,714,092

Oil, Gas & Consumable Fuels (1.5%):
200,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	203,127
146,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 8/5/19 @ 101.28	140,160
40,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 8/5/19 @ 102.81	38,600
273,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 3/1/20 @ 103.75^	252,525
88,000	Centennial Resource Production LLC, 6.88%, 4/1/27, Callable 4/1/22 @ 103.44(a)	88,880
50,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25, Callable 10/15/20 @ 104.22(a)	50,125
35,000	Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	36,969
500,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	555,675
210,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	234,349
177,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	208,481
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	777,367
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	460,703
60,000	Matador Resources Co., 5.88%, 9/15/26, Callable 9/15/21 @ 104.41	60,600
70,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	71,750

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$100,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27, Callable 10/15/22 @ 102.81(a)	$104,000
150,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	160,030
154,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	135,135
200,000	Rockies Express Pipeline LLC, 5.63%, 4/15/20(a)	203,500
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	257,500
293,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	325,582
60,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44(a)	66,375
350,000	Williams Partners LP, 6.30%, 4/15/40	425,004

		4,856,437

Personal Products (0.0%†):
64,000	First Quality Finance Co., 5.00%, 7/1/25, Callable 7/1/20 @ 103.75(a)	64,480

Pharmaceuticals (0.6%):
64,000	Bausch Health Cos., Inc., 5.75%, 8/15/27, Callable 8/15/22 @ 102.88(a)	67,040
705,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	743,812
410,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	416,162
425,000	Bristol-Myers Squibb Co., 4.13%, 6/15/39, Callable 12/15/38 @ 100(a)	456,778
200,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	203,000

		1,886,792

Road & Rail (0.1%):
350,000	Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	382,173

Software (0.0%†):
98,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	101,798

Technology Hardware, Storage & Peripherals (0.3%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,090,010

Textiles, Apparel & Luxury Goods (0.0%†):
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(a)	85,050

Tobacco (0.2%):
200,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	185,014
300,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	319,620

		504,634

Trading Companies & Distributors (0.4%):
545,000	Air Lease Corp., 4.75%, 3/1/20	552,827
655,000	Air Lease Corp., 3.50%, 1/15/22	670,690

		1,223,517

See accompanying notes to the financial statements.

6

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.4%):
$122,000	Sprint Capital Corp., 8.75%, 3/15/32	$141,215
309,938	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	310,812
715,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	741,812

		1,193,839

Total Corporate Bonds (Cost $66,351,294)		69,243,770

Yankee Dollars (4.4%):
Banks (0.7%):
525,000	Lloyds Bank plc, 3.30%, 5/7/21	532,573
365,000	Lloyds Banking Group plc, 2.91% (US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	364,073
635,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	636,842
500,000	Santander UK Group Holdings plc, 2.88%, 8/5/21	500,902
625,000	Santander UK plc, 3.40%, 6/1/21	634,795

		2,669,185

Beverages (0.1%):
165,000	Bacardi, Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	176,215
175,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	180,887

		357,102

Diversified Financial Services (1.3%):
625,000	GE Capital International Funding, 2.34%, 11/15/20	621,563
2,476,000	GE Capital International Funding, 4.42%, 11/15/35	2,438,475
111,000	Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 8/5/19 @ 101.83	101,565
314,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)	321,065
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	204,500
29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	29,109
325,000	Park Aerospace Holdings, 5.25%, 8/15/22, Callable 7/15/22 @ 100(a)	342,875
150,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	155,175
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(a)	407,500

		4,621,827

Energy Equipment & Services (0.1%):
121,905	Transocean Guardian, Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94(a)	123,886
142,695	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59(a)	146,976
47,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	49,585
51,750	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 12/1/20 @ 103.13(a)	53,367

		373,814

Food & Staples Retailing (0.1%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	483,344

Food Products (0.2%):
700,000	Mondelez International Hldings Ne, 2.00%, 10/28/21, Callable 9/28/21 @ 100(a)	693,000

Principal Amount		Fair Value
Yankee Dollars, continued
Industrial Conglomerates (0.1%):
$465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	$459,267

Media (0.0%†):
67,000	Clear Channel International BV, 8.75%, 12/15/20, Callable 8/5/19 @ 102.19(a)	68,508

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	235,750

Oil, Gas & Consumable Fuels (0.7%):
167,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(a)	165,748
200,000	Petrobras Global Finance BV, 5.75%, 2/1/29	208,250
365,000	Petroleos Mexicanos, 6.50%, 3/13/27	361,050
165,000	Petroleos Mexicanos, 5.35%, 2/12/28	149,886
635,000	Petroleos Mexicanos, 6.50%, 1/23/29^	614,821
190,000	Petroleos Mexicanos, 6.75%, 9/21/47	169,184
350,000	Shell International Finance BV, 4.38%, 5/11/45	401,405

		2,070,344

Pharmaceuticals (0.2%):
428,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	436,167

Professional Services (0.2%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	128,260
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	134,063
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	107,380
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	321,918

		691,621

Sovereign Bond (0.2%):
200,000	Oman Government International Bond, 5.63%, 1/17/28(a)	189,048
200,000	Russian Federation, 4.75%, 5/27/26	213,436

		402,484

Thrifts & Mortgage Finance (0.1%):
230,000	Nationwide Building Society, 3.62% (US0003M+118bps), 4/26/23, Callable 4/26/22 @ 100(a)	234,313

Trading Companies & Distributors (0.2%):
530,000	Aercap Ireland Capital, Ltd., 4.50%, 5/15/21	546,563

Wireless Telecommunication Services (0.1%):
168,000	Vodafone Group plc, 4.88%, 6/19/49	176,419

Total Yankee Dollars (Cost $14,167,639)		14,519,708

Municipal Bonds (1.1%):
California (0.6%):
800,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Continuously Callable @100	830,112
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	853,531

		1,683,643

See accompanying notes to the financial statements.

7

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
New York (0.5%):
$750,000	New York City Municipal Finance Authority Water & Sewer System, Build America Bonds, Revenue, 5.95%, 6/15/42	$1,055,213
775,000	New York City Transitional Finance Authority Future Tax Secured, Revenue, 3.28%, 8/1/29, Continuously Callable @100	806,372

		1,861,585

Total Municipal Bonds (Cost $3,424,350)		3,545,228

U.S. Government Agency Mortgages (29.1%):
Federal Home Loan Mortgage Corporation (15.2%)
508,395	3.00%, 3/1/31, Pool #G18592	518,622
1,124,304	2.50%, 12/1/31, Pool #G16598	1,135,528
580,682	2.50%, 7/1/32, Pool #G16660	585,588
665,000	Class A3, Series K158, 3.90%, 10/25/33	742,173
1,634,419	3.50%, 1/1/34, Pool #G16756	1,689,504
1,695,505	3.50%, 4/1/44, Pool #G07848	1,781,427
2,427,526	3.50%, 4/1/45, Pool #G60023	2,540,508
2,188,715	4.00%, 12/1/45, Pool #G60344	2,301,708
2,342,174	3.00%, 6/1/46, Pool #G08710	2,366,296
2,175,911	3.50%, 6/1/46, Pool #G08711	2,247,115
1,465,227	3.50%, 8/1/46, Pool #G08716	1,513,186
1,158,841	3.00%, 8/1/46, Pool #G08715	1,170,777
310,353	3.00%, 9/1/46, Pool #G08721	313,549
581,237	3.50%, 9/1/46, Pool #G08722	600,259
1,543,583	3.00%, 10/1/46, Pool #G08726	1,559,481
1,670,902	3.00%, 11/1/46, Pool #G08732	1,684,751
1,929,278	3.00%, 1/1/47, Pool #G08741	1,945,175
1,385,899	3.50%, 4/1/47, Pool #G67703	1,429,254
816,549	Class PA, Series 4846, 4.00%, 6/15/47	879,709
589,778	3.00%, 12/1/47, Pool #G08791	595,316
1,156,012	3.50%, 12/1/47, Pool #G08792	1,193,557
1,918,461	3.50%, 12/1/47, Pool #G67706	1,966,888
3,105,746	3.50%, 1/1/48, Pool #G67707	3,242,201
1,435,542	3.50%, 2/1/48, Pool #G08800	1,472,726
1,075,322	3.50%, 3/1/48, Pool #G67710	1,111,443
3,585,780	3.50%, 3/1/48, Pool #G67708	3,692,266
1,958,116	4.00%, 3/1/48, Pool #G67711	2,070,203
410,019	Class CA, Series 4818, 3.00%, 4/15/48	415,363
703,680	4.00%, 6/1/48, Pool #G67713	734,833
1,863,711	3.50%, 6/1/48, Pool #G08816	1,911,993
397,866	5.00%, 7/1/48, Pool #G08833	420,880
1,240,239	4.50%, 10/1/48, Pool #G08843	1,297,450
1,522,635	4.00%, 1/1/49, Pool #G67718	1,600,433
1,239,822	Class HZ, Series 4639, 2.75%, 4/15/53	1,231,951

		49,962,113

Federal National Mortgage Association (7.0%)
1,245,000	3.06%, 5/1/22, Pool #471258	1,279,286
738,627	2.51%, 8/1/26, Pool #AN2270	748,394
1,121,923	2.97%, 5/1/27, Pool #AL6829	1,151,755
1,050,000	3.85%, 7/1/30, Pool #AN9776	1,160,772
850,000	3.82%, 11/1/30, Pool #BL0242	927,652
688,104	3.53%, 12/1/30, Pool #AN0475	741,146
725,000	3.17%, 5/1/31, Pool #AN6553	756,134
886,747	3.50%, 1/1/32, Pool #AB4262	909,084
169,202	3.00%, 7/1/32, Pool #MA3060	172,598

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$579,506	3.00%, 10/1/33, Pool #MA1676	$585,637
855,735	3.21%, 11/1/37, Pool #AN7345	885,273
75,280	4.00%, 8/1/42, Pool #MA1146	78,634
1,218,350	3.50%, 4/1/43, Pool #MA1404	1,254,222
754,279	4.50%, 2/1/46, Pool #AL9106	804,028
554,208	Class QA, Series 2018-57, 3.50%, 5/25/46	579,415
1,517,020	Class PA, Series 2018-55, 3.50%, 1/25/47	1,590,518
946,163	4.00%, 6/1/47, Pool #AS9830	983,787
822,528	4.00%, 7/1/47, Pool #AS9972	855,210
44,613	4.00%, 8/1/47, Pool #MA3088	46,443
1,819,101	3.50%, 1/1/48, Pool #CA0996	1,872,080
175,148	4.50%, 5/1/48, Pool #CA1711	183,858
1,907,723	4.50%, 5/1/48, Pool #CA1710	2,002,605
1,275,000	5.00%, 7/25/48, TBA	1,347,316
145,000	3.50%, 7/25/48, TBA	148,240
1,314,469	4.50%, 8/1/48, Pool #CA2208	1,373,807

		22,437,894

Government National Mortgage Association (6.9%)
885,057	3.50%, 3/20/46, Pool #MA3521	914,912
921,761	3.50%, 4/20/46, Pool #MA3597	953,938
178,772	3.50%, 5/20/46, Pool #MA3663	184,987
378,312	3.50%, 9/20/46, Pool #MA3937	391,008
2,017,340	3.00%, 12/20/46, Pool #MA4126	2,061,746
1,576,897	3.50%, 1/20/47, Pool #MA4196	1,630,563
255,783	5.00%, 3/20/47, Pool #MA4324	277,175
362,208	3.50%, 6/20/47, Pool #MA4510	374,167
690,794	5.00%, 6/20/47, Pool #MA4513	727,212
1,075,215	4.00%, 9/20/47, Pool #MA4720	1,120,158
502,345	5.00%, 9/20/47, Pool #MA4722	535,348
1,698,527	3.00%, 11/20/47, Pool #MA4836	1,737,376
432,908	3.50%, 11/20/47, Pool #MA4837	447,210
744,282	4.00%, 11/20/47, Pool #MA4838	775,382
3,638,498	3.50%, 12/20/47, Pool #MA4900	3,775,495
364,861	4.00%, 12/20/47, Pool #MA4901	380,109
1,437,201	4.00%, 3/20/48, Pool #MA5078	1,496,995
3,213,240	4.50%, 8/20/48, Pool #MA5399	3,350,413
830,369	4.00%, 9/20/48, Pool #MA5466	861,174
677,406	Class NW, Series 2018-124, 3.50%, 9/20/48	719,626

		22,714,994

Total U.S. Government Agency Mortgages (Cost $93,759,739)		95,115,001

U.S. Treasury Obligations (28.5%):
U.S. Treasury Bills (1.5%)
1,081,000	1.77%, 7/9/19(c)	1,080,522
1,539,000	1.95%, 7/16/19(c)	1,537,666
405,000	2.04%, 9/26/19(c)	402,989
2,068,000	1.99%, 10/24/19(c)	2,054,821

		5,075,998

U.S. Treasury Bonds (6.3%)
19,030,000	2.88%, 5/15/49	20,415,622

U.S. Treasury Inflation Index Bonds (0.4%)
1,093,553	1.00%, 2/15/49	1,157,321

U.S. Treasury Inflation Index Notes (1.2%)
785,122	0.50%, 4/15/24	794,831
91,464	0.13%, 7/15/24	91,309

See accompanying notes to the financial statements.

8

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes, continued
$748,807	0.38%, 7/15/25	$757,130
2,357,680	0.88%, 1/15/29	2,482,269

		4,125,539

U.S. Treasury Notes (19.1%)
7,275,000	2.25%, 4/30/21	7,336,383
13,515,000	2.13%, 5/31/21	13,607,916
18,050,000	2.00%, 5/31/24	18,264,344
19,765,000	1.75%, 6/30/24	19,758,823
3,115,000	2.38%, 5/15/29	3,219,158

		62,186,624

Total U.S. Treasury Obligations (Cost $91,281,316)		92,961,104

Securities Held as Collateral for Securities on Loan (0.4%):
1,213,044	BlackRock Liquidity FedFund, Institutional Class(d)	1,213,044

Total Securities Held as Collateral for Securities on Loan (Cost $1,213,044)		1,213,044

Shares		Fair Value
Money Markets (6.9%):
22,732,390	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	$22,732,390

Total Money Markets (Cost $22,732,390)		22,732,390

Total Investment Securities (Cost $342,913,957) — 106.9%(e)		349,890,859
Net other assets (liabilities) — (6.9)%		(22,464,047)

Net Assets — 100.0%		$327,426,812

Percentages indicated are based on net assets as of June 30, 2019.

12MTA—12 Month Treasury Average

GO—General Obligation

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

REMIC—Real Estate Mortgage Investment Conduit

TBA—To Be Announced Security

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0006M—6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $1,165,038.

†	Represents less than 0.05%

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30, 2019.

(c)	The rate represents the effective yield at June 30, 2019.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $114,479 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Euro-Bobl September Futures (Euro)	9/6/19	50	$(7,641,589)	$(34,568)

				$(34,568)

See accompanying notes to the financial statements.

9

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 2-Year Note September Futures (U.S. Dollar)	9/30/19	139	29,909,964	226,195
U.S. Treasury 5-Year Note September Futures (U.S. Dollar)	9/30/19	263	31,075,107	557,997

				$784,192

Total Net Futures Contracts				$749,624

Swap Agreements

At June 30, 2019, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund		Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)		Value	Unrealized Appreciation/ (Depreciation)
Rate	Frequency	Rate	Frequency

3-Month U.S. Dollar LIBOR	Quarterly	2.26%	Semi-annually	4/11/22	17,660,000	USD	$—	$224,729	$224,729
3-Month U.S. Dollar LIBOR	Quarterly	2.28%	Semi-annually	5/8/22	8,555,000	USD	—	112,625	112,625
2.34%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	4/11/25	7,260,000	USD	—	(206,212)	(206,212)
2.37%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	5/8/25	3,505,000	USD	—	(104,215)	(104,215)

								$26,927	$26,927

Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts and Swap Agreements

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally cleared swap agreements(a)	$—	$—	$337,354	$(310,427)

(a)

Includes cumulative unrealized appreciation (depreciation) on these swap agreements as reported in the Schedule of Portfolio Investments. Only current day’s variation margin for centrally cleared swap agreements is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

See accompanying notes to the financial statements.

10

AZL MetWest Total Return Bond Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$342,913,957

Investment securities, at value(a)	$349,890,859
Cash	71,201
Segregated cash for collateral for futures contracts	114,479
Interest and dividends receivable	1,581,337
Receivable for investments sold	1,183,775
Prepaid expenses	2,580

Total Assets	352,844,231

Liabilities:
Payable for investments purchased	23,906,615
Payable for capital shares redeemed	54,232
Payable for collateral received on loaned securities	1,213,044
Payable for variation margin on futures contracts	9,406
Payable for variation margin on centrally cleared swap agreements	4,183
Manager fees payable	134,141
Administration fees payable	8,252
Distribution fees payable	67,070
Custodian fees payable	3,206
Administrative and compliance services fees payable	925
Transfer agent fees payable	1,248
Trustee fees payable	559
Other accrued liabilities	14,538

Total Liabilities	25,417,419

Net Assets	$327,426,812

Net Assets Consist of:
Paid in capital	$308,870,597
Total distributable earnings	18,556,215

Net Assets	$327,426,812

Shares of beneficial interest (unlimited number of shares authorized, no par value)	31,007,739
Net Asset Value (offering and redemption price per share)	$10.56

(a)	Includes securities on loan of $1,165,038.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Interest	$5,476,348
Dividends	92,455
Income from securities lending	2,258

Total Investment Income	5,571,061

Expenses:
Manager fees	966,867
Administration fees	70,548
Distribution fees	402,859
Custodian fees	9,219
Administrative and compliance services fees	3,657
Transfer agent fees	3,609
Trustee fees	11,587
Professional fees	10,561
Shareholder reports	2,839
Other expenses	7,385

Total expenses before reductions	1,489,131
Less expenses voluntarily waived/reimbursed by the Manager	(161,142)

Net expenses	1,327,989

Net Investment Income/(Loss)	4,243,072

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	4,651,381
Net realized gains/(losses) on forward currency contracts	(102,849)
Net realized gains/(losses) on futures contracts	1,036,953
Net realized gains/(losses) on swap agreements	1,219
Change in net unrealized appreciation/depreciation on securities	8,900,797
Change in net unrealized appreciation/depreciation on forward currency contracts	97,822
Change in net unrealized appreciation/depreciation on futures contracts	(40,785)
Change in net unrealized appreciation/depreciation on swap agreements	16,204

Net realized and Change in net unrealized gains/losses on investments	14,560,742

Change in Net Assets Resulting From Operations	$18,803,814

See accompanying notes to the financial statements.

11

AZL MetWest Total Return Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,243,072	$7,801,955
Net realized gains/(losses) on investments	5,586,704	(6,061,067)
Change in unrealized appreciation/depreciation on investments	8,974,038	(3,320,936)

Change in net assets resulting from operations	18,803,814	(1,580,048)

Distributions to Shareholders:
Distributions	—	(6,944,494)

Change in net assets resulting from distributions to shareholders	—	(6,944,494)

Capital Transactions:
Proceeds from shares issued	3,738,845	12,184,164
Proceeds from dividends reinvested	—	6,944,494
Value of shares redeemed	(16,460,000)	(55,834,436)

Change in net assets resulting from capital transactions	(12,721,155)	(36,705,778)

Change in net assets	6,082,659	(45,230,320)
Net Assets:
Beginning of period	321,344,153	366,574,473

End of period	$327,426,812	$321,344,153

Share Transactions:
Shares issued	367,495	1,225,472
Dividends reinvested	—	713,720
Shares redeemed	(1,600,760)	(5,639,247)

Change in shares	(1,233,265)	(3,700,055)

See accompanying notes to the financial statements.

12

AZL MetWest Total Return Bond Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	November 14, 2014 to December 31, 2014(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.97		$10.20	$10.07	$10.01	$10.07	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13	(b)	0.26	0.17	0.16	0.11	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.46		(0.29)	0.15	0.07	(0.13)	0.06

Total from Investment Activities	0.59		(0.03)	0.32	0.23	(0.02)	0.07

Distributions to Shareholders From:
Net Investment Income	—		(0.20)	(0.16)	(0.11)	(0.01)	—
Net Realized Gains	—		—	(0.03)	(0.06)	(0.03)	—

Total Dividends	—		(0.20)	(0.19)	(0.17)	(0.04)	—

Net Asset Value, End of Period	$10.56		$9.97	$10.20	$10.07	$10.01	$10.07

Total Return(c)	5.92	%(d)	(0.21)%	3.14%	2.30%	(0.20)%	0.70	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$327,427		$321,344	$366,574	$359,253	$392,669	$415,586
Net Investment Income/(Loss)(e)	2.63%		2.25%	1.63%	1.45%	1.02%	0.56%
Expenses Before Reductions(e)(f)	0.92%		0.91%	0.91%	0.91%	0.89%	0.91%
Expenses Net of Reductions(e)	0.82%		0.85%	0.86%	0.86%	0.84%	0.86%
Portfolio Turnover Rate	102	%(d)	184%	198%	185%	256%	27	%(d)

(a)	For the period November 17, 2014 (commencement of operations) to December 31, 2014.

(b)	Calculated using the average shares method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

13

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MetWest Total Return Bond Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

14

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $231 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,165,038 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

TBA Purchase and Sale Commitments

The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2019, no collateral had been posted by the Fund to counterparties for TBAs.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund participated in following cross-trade transactions:

	Purchases	Sales	Realized Gains/(Losses)

AZL MetWest Total Return Bond Fund	$1,276,800	$—	$—

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2019, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2019, the monthly average notional amount for these contracts was $0.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.

15

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for long contracts was $62.5 million and the monthly average notional amount for short contracts was $8.1 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are reported as “Payable/Receivable for variation margin on centrally cleared swap agreements” on the Consolidated Statement of Operations.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure the Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2019, the Fund entered into centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The monthly average gross notional amount for interest rate swaps was $28.9 million for the period ended June 30, 2019.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Interest Rate Risk

Futures Contracts	Receivable for variation margin on futures contracts*	$784,192	Payable for variation margin on futures contracts*	$34,568

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements*	337,354	Unrealized depreciation on swap agreements*	310,427

*

Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on these swap agreements as reported in the Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these centrally cleared swap agreements are reported within the Statement of Assets and Liabilities.

16

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Interest Rate Risk

Futures Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$1,036,953	$(40,785)

Interest Rate Swap Agreements	Net realized gains/(losses) on swap agreements	1,219	16,204

Foreign Exchange Risk

Forward Currency Contracts	Net realized gains/(losses) on forward currency contracts/Change in net unrealized appreciation/depreciation on forward currency contracts	(102,849)	97,822

Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Fund has adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with Metropolitan West Asset Management, LLC (“MetWest”), MetWest provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL MetWest Total Return Bond Fund	0.60%	0.91%

*	The Manager voluntarily reduced the management fee to 0.50% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

17

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $1,414 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

18

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Asset Backed Securities	$—	$16,084,081	$—	$16,084,081
Collateralized Mortgage Obligations	—	34,476,533	—	34,476,533
Corporate Bonds+	—	69,243,770	—	69,243,770
Yankee Dollars+	—	14,519,708	—	14,519,708
Municipal Bonds	—	3,545,228	—	3,545,228
U.S. Government Agency Mortgages	—	95,115,001	—	95,115,001
U.S. Treasury Obligations	—	92,961,104	—	92,961,104
Securities Held as Collateral for Securities on Loan	—	—	1,213,044	1,213,044
Money Markets	22,732,390	—	—	22,732,390

Total Investment Securities	22,732,390	325,945,425	1,213,044	349,890,859

Other Financial Instruments:*
Futures Contracts	749,624	—	—	749,624
Interest Rate Swaps	—	26,927	—	26,927

Total Investments	$23,482,014	$325,972,352	$1,213,044	$350,667,410

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts and swaps. These investments are generally recorded in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MetWest Total Return Bond Fund	$320,211,211	$324,228,699

For the period ended June 30, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL MetWest Total Return Bond Fund	$299,682,590	$275,616,349

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

19

AZL MetWest Total Return Bond Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $342,914,760. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,429,137
Unrealized (depreciation)	(1,426,111)

Net unrealized appreciation/(depreciation)	$7,003,026

As of the end of its tax year ended December 31, 2018, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL MetWest Total Return Bond Fund	$5,379,537	$709,098	$6,088,635

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MetWest Total Return Bond Fund	$6,944,494	$—	$6,944,494

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MetWest Total Return Bond Fund	$7,861,454	$—	$(6,088,635)	$(1,922,595)	$(149,776)

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 80% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

20

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Mid Cap Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 8

Statement of Operations Page 8

Statements of Changes in Net Assets Page 9

Financial Highlights Page 10

Notes to the Financial Statements Page 11

Other Information Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,177.70	$1.73	0.32%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,176.80	$3.08	0.57%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Mid Cap Index Fund, Class 1	$1,000.00	$1,023.21	$1.61	0.32%

AZL Mid Cap Index Fund, Class 2	$1,000.00	$1,021.97	$2.86	0.57%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	15.7%

Financials	15.6

Information Technology	15.0

Consumer Discretionary	11.9

Real Estate	9.9

Health Care	9.3

Materials	6.1

Utilities	4.5

Energy	3.0

Consumer Staples	2.5

Communication Services	2.5

Private Placements	1.1

Total Common Stocks and Private Placements	97.1

Securities Held as Collateral for Securities on Loan	14.7

Money Markets	2.3

Total Investment Securities	114.1

Net other assets (liabilities)	(14.1)

Net Assets	100.0%

1

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (96.0%):
Aerospace & Defense (1.1%):
40,019	Axon Enterprise, Inc.*	$2,569,620
28,797	Curtiss-Wright Corp.	3,660,963
24,396	Teledyne Technologies, Inc.*	6,681,332

		12,911,915

Air Freight & Logistics (0.3%):
61,909	XPO Logistics, Inc.*^	3,578,959

Airlines (0.3%):
202,614	JetBlue Airways Corp.*	3,746,333

Auto Components (1.0%):
58,563	Adient plc^	1,421,324
96,890	Dana Holding Corp.	1,931,987
59,217	Delphi Technologies plc	1,184,340
172,072	Gentex Corp.	4,234,692
156,512	Goodyear Tire & Rubber Co.	2,394,634
19,449	Visteon Corp.*^	1,139,322

		12,306,299

Automobiles (0.2%):
35,218	Thor Industries, Inc.^	2,058,492

Banks (6.9%):
110,349	Associated Banc-Corp.	2,332,778
62,458	BancorpSouth Bank^	1,813,780
27,595	Bank of Hawaii Corp.^	2,287,901
81,386	Bank OZK	2,448,905
51,414	Cathay General Bancorp	1,846,277
48,173	Chemical Financial Corp.^	1,980,392
66,216	Commerce Bancshares, Inc.^	3,950,447
42,478	Cullen/Frost Bankers, Inc.^	3,978,489
97,990	East West Bancorp, Inc.	4,582,992
218,639	F.N.B. Corp.^	2,573,381
91,362	First Financial Bankshares, Inc.^	2,813,036
212,318	First Horizon National Corp.^	3,169,908
113,652	Fulton Financial Corp.	1,860,483
57,711	Hancock Holding Co.	2,311,903
104,058	Home Bancshares, Inc.^	2,004,157
36,683	International Bancshares Corp.	1,383,316
80,005	PacWest Bancorp^	3,106,594
48,704	Pinnacle Financial Partners, Inc.^	2,799,506
44,683	Prosperity Bancshares, Inc.^	2,951,312
37,094	Signature Bank	4,482,439
141,088	Sterling Bancorp	3,002,353
106,038	Synovus Financial Corp.	3,711,330
110,539	TCF Financial Corp.	2,298,106
33,847	Texas Capital Bancshares, Inc.*	2,077,190
43,586	Trustmark Corp.^	1,449,235
29,731	UMB Financial Corp.^	1,956,894
148,442	Umpqua Holdings Corp.	2,462,653
68,751	United Bankshares, Inc.^	2,549,975
223,351	Valley National Bancorp^	2,407,724
62,036	Webster Financial Corp.	2,963,460
38,149	Wintrust Financial Corp.	2,790,981

		82,347,897

Beverages (0.2%):
5,890	Boston Beer Co., Inc. (The), Class A*	2,225,006

Shares		Fair Value
Common Stocks, continued
Biotechnology (0.7%):
203,166	Exelixis, Inc.*	$4,341,657
13,194	Ligand Pharmaceuticals, Inc., Class B*^	1,506,095
29,496	United Therapeutics Corp.*	2,302,458

		8,150,210

Building Products (0.9%):
23,763	Lennox International, Inc.^	6,534,825
82,608	Resideo Technologies, Inc.*	1,810,767
39,387	Trex Co., Inc.*^	2,824,048

		11,169,640

Capital Markets (2.5%):
76,797	Eaton Vance Corp.^	3,312,255
27,647	Evercore Partners, Inc., Class A	2,448,695
25,745	FactSet Research Systems, Inc.^	7,377,486
64,738	Federated Investors, Inc., Class B^	2,103,985
50,551	Interactive Brokers Group, Inc., Class A^	2,739,864
110,366	Janus Henderson Group plc^	2,361,832
58,902	Legg Mason, Inc.	2,254,769
86,255	SEI Investments Co.	4,838,905
47,642	Stifel Financial Corp.	2,813,737

		30,251,528

Chemicals (2.6%):
42,231	Ashland Global Holdings, Inc.	3,377,213
39,363	Cabot Corp.	1,878,009
110,390	Chemours Co. (The)^	2,649,360
28,172	Ingevity Corp.*	2,962,849
23,722	Minerals Technologies, Inc.	1,269,364
5,875	NewMarket Corp.^	2,355,523
110,993	Olin Corp.	2,431,857
52,389	PolyOne Corp.	1,644,491
88,247	RPM International, Inc.	5,392,773
26,516	Scotts Miracle-Gro Co. (The)^	2,611,826
28,491	Sensient Technologies Corp.^	2,093,519
126,703	Valvoline, Inc.	2,474,510

		31,141,294

Commercial Services & Supplies (1.3%):
33,575	Brink’s Co. (The)	2,725,619
34,230	Clean Harbors, Inc.*	2,433,753
29,379	Deluxe Corp.	1,194,550
49,871	Healthcare Services Group, Inc.^	1,512,089
39,596	Herman Miller, Inc.	1,769,941
29,178	HNI Corp.	1,032,318
23,703	MSA Safety, Inc.	2,498,059
57,616	Stericycle, Inc.*^	2,751,163

		15,917,492

Communications Equipment (1.1%):
96,357	Ciena Corp.*	3,963,164
21,358	InterDigital, Inc.	1,375,455
51,437	Lumentum Holdings, Inc.*^	2,747,250
46,937	NetScout Systems, Inc.*	1,191,730
22,558	Plantronics, Inc.^	835,548
38,350	ViaSat, Inc.*	3,099,448

		13,212,595

Construction & Engineering (1.6%):
105,933	Aecom Technology Corp.*	4,009,564
21,196	Dycom Industries, Inc.*	1,247,809

See accompanying notes to the financial statements.

2

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
37,765	EMCOR Group, Inc.	$3,327,097
94,207	Fluor Corp.	3,173,834
31,518	Granite Construction, Inc.^	1,518,537
95,242	KBR, Inc.	2,375,335
41,599	MasTec, Inc.*^	2,143,596
14,715	Valmont Industries, Inc.	1,866,009

		19,661,781

Construction Materials (0.2%):
29,703	Eagle Materials, Inc., Class A	2,753,468

Consumer Finance (0.5%):
32,207	Green Dot Corp., Class A*	1,574,922
143,393	Navient Corp.	1,957,314
291,027	SLM Corp.	2,828,783

		6,361,019

Containers & Packaging (1.1%):
42,544	AptarGroup, Inc.	5,289,922
18,064	Greif, Inc., Class A	587,983
105,783	Owens-Illinois, Inc.	1,826,872
52,379	Silgan Holdings, Inc.	1,602,797
67,357	Sonoco Products Co.^	4,401,106

		13,708,680

Distributors (0.4%):
26,777	Pool Corp.	5,114,407

Diversified Consumer Services (0.9%):
38,094	Adtalem Global Education, Inc.*	1,716,135
2,929	Graham Holdings Co., Class B	2,021,098
122,695	Service Corp. International^	5,739,671
22,659	Sotheby’s*	1,317,168
27,161	Weight Watchers International, Inc.*	518,775

		11,312,847

Electric Utilities (1.5%):
34,756	ALLETE, Inc.	2,892,047
73,342	Hawaiian Electric Industries, Inc.	3,194,044
33,922	IDA Corp., Inc.	3,406,786
134,769	OGE Energy Corp.	5,735,769
53,627	PNM Resources, Inc.	2,730,151

		17,958,797

Electrical Equipment (1.3%):
26,868	Acuity Brands, Inc.	3,705,366
28,854	EnerSys	1,976,499
36,698	Hubbell, Inc.	4,785,419
107,009	nVent Electric plc	2,652,754
28,827	Regal-Beloit Corp.	2,355,454

		15,475,492

Electronic Equipment, Instruments & Components (4.0%):
57,039	Arrow Electronics, Inc.*	4,065,170
71,564	Avnet, Inc.	3,239,702
26,563	Belden, Inc.^	1,582,358
115,370	Cognex Corp.^	5,535,453
16,287	Coherent, Inc.*^	2,221,058
93,663	Jabil, Inc.	2,959,751
16,648	Littlelfuse, Inc.^	2,945,198
75,463	National Instruments Corp.	3,168,691
27,932	SYNNEX Corp.	2,748,509

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
24,564	Tech Data Corp.*	$2,569,394
169,408	Trimble Navigation, Ltd.*	7,641,995
89,097	Vishay Intertechnology, Inc.	1,471,882
36,340	Zebra Technologies Corp., Class A*	7,612,867

		47,762,028

Energy Equipment & Services (0.9%):
52,105	Apergy Corp.*	1,747,601
29,861	Core Laboratories NV	1,561,133
135,531	Ensco Rowan plc, Class A^	1,156,079
124,495	McDermott International, Inc.*^	1,202,622
66,604	Oceaneering International, Inc.*	1,358,056
140,403	Patterson-UTI Energy, Inc.	1,616,038
341,781	Transocean, Ltd.*	2,190,816

		10,832,345

Entertainment (0.9%):
71,744	Cinemark Holdings, Inc.^	2,589,958
94,037	Live Nation, Inc.*	6,229,951
29,394	World Wrestling Entertainment, Inc., Class A^	2,122,541

		10,942,450

Equity Real Estate Investment Trusts (9.5%):
45,652	Alexander & Baldwin, Inc.	1,054,561
92,411	American Campus Communities, Inc.	4,265,692
200,621	Brixmor Property Group, Inc.	3,587,103
65,090	Camden Property Trust	6,794,745
80,163	Corecivic, Inc.	1,664,184
24,842	Coresite Realty Corp.	2,861,053
75,927	Corporate Office Properties Trust	2,002,195
97,835	Cousins Properties, Inc.	3,538,692
76,194	Cyrusone, Inc.	4,397,918
108,913	Douglas Emmett, Inc.	4,339,094
24,744	EastGroup Properties, Inc.	2,869,809
50,828	EPR Properties	3,791,261
85,157	First Industrial Realty Trust, Inc.	3,128,668
81,602	Geo Group, Inc. (The)	1,714,458
86,994	Healthcare Realty Trust, Inc.	2,724,652
69,812	Highwoods Properties, Inc.	2,883,236
110,710	Hospitality Properties Trust	2,767,750
81,251	JBG SMITH Properties	3,196,414
67,981	Kilroy Realty Corp.	5,017,678
57,609	Lamar Advertising Co., Class A	4,649,622
99,828	Liberty Property Trust	4,995,393
31,396	Life Storage, Inc.	2,985,132
60,820	Mack-Cali Realty Corp.	1,416,498
265,548	Medical Properties Trust, Inc.	4,631,157
109,524	National Retail Properties, Inc.	5,805,867
144,431	Omega Healthcare Investors, Inc.	5,307,839
87,950	Pebblebrook Hotel Trust^	2,478,431
45,504	Potlatch Corp.	1,773,746
13,475	PS Business Parks, Inc.	2,270,942
87,278	Rayonier, Inc.	2,644,523
120,850	Sabra Health Care REIT, Inc.	2,379,537
163,717	Senior Housing Properties Trust	1,353,940
64,688	Tanger Factory Outlet Centers, Inc.^	1,048,592
41,181	Taubman Centers, Inc.	1,681,420
123,245	Uniti Group, Inc.^	1,170,828

See accompanying notes to the financial statements.

3

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
81,064	Urban Edge Properties	$1,404,839
80,549	Weingarten Realty Investors	2,208,654

		112,806,123

Food & Staples Retailing (0.4%):
24,662	Casey’s General Stores, Inc.	3,847,026
79,414	Sprouts Farmers Market, Inc.*	1,500,130

		5,347,156

Food Products (1.6%):
123,859	Flowers Foods, Inc.^	2,882,199
60,302	Hain Celestial Group, Inc.*^	1,320,614
44,897	Ingredion, Inc.	3,703,553
13,148	Lancaster Colony Corp.^	1,953,793
44,912	Post Holdings, Inc.*	4,669,500
13,125	Sanderson Farms, Inc.	1,792,350
13,121	Tootsie Roll Industries, Inc.	484,559
37,796	TreeHouse Foods, Inc.*	2,044,764

		18,851,332

Gas Utilities (1.8%):
58,106	National Fuel Gas Co.^	3,065,092
60,070	New Jersey Resources Corp.	2,989,684
35,472	ONE Gas, Inc.	3,203,122
35,950	Southwest Gas Corp.	3,221,839
34,165	Spire, Inc.	2,867,127
117,270	UGI Corp.	6,263,390

		21,610,254

Health Care Equipment & Supplies (3.7%):
31,983	Avanos Medical, Inc.*	1,394,779
24,464	Cantel Medical Corp.^	1,972,777
51,539	Globus Medical, Inc., Class A*	2,180,100
34,475	Haemonetics Corp.*	4,148,722
44,955	Hill-Rom Holdings, Inc.	4,703,192
11,242	ICU Medical, Inc.*	2,831,972
12,318	Inogen, Inc.*	822,350
47,765	Integra LifeSciences Holdings Corp.*	2,667,675
32,532	LivaNova plc*	2,341,003
33,048	Masimo Corp.*	4,918,203
34,932	NuVasive, Inc.*	2,044,919
56,925	Steris plc	8,474,994
49,473	West Pharmaceutical Services, Inc.	6,191,546

		44,692,232

Health Care Providers & Services (2.2%):
59,718	Acadia Healthcare Co., Inc.*^	2,087,144
19,633	Amedisys, Inc.*	2,383,643
10,732	Chemed Corp.	3,872,535
64,674	Covetrus, Inc.*^	1,581,926
66,553	Encompass Health Corp.	4,216,798
36,740	HealthEquity, Inc.*	2,402,796
58,262	MEDNAX, Inc.*	1,469,950
42,159	Molina Healthcare, Inc.*	6,034,638
55,743	Patterson Cos., Inc.^	1,276,515
57,263	Tenet Healthcare Corp.*	1,183,054

		26,508,999

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.4%):
112,055	Allscripts Healthcare Solutions, Inc.*^	$1,303,200
41,918	Medidata Solutions, Inc.*	3,793,998

		5,097,198

Hotels, Restaurants & Leisure (4.1%):
53,796	Boyd Gaming Corp.^	1,449,264
25,822	Brinker International, Inc.^	1,016,096
394,033	Caesars Entertainment Corp.*	4,657,470
28,002	Cheesecake Factory, Inc. (The)^	1,224,247
23,817	Churchill Downs, Inc.	2,740,622
16,188	Cracker Barrel Old Country Store, Inc.^	2,763,777
27,673	Domino’s Pizza, Inc.	7,700,843
55,641	Dunkin’ Brands Group, Inc.^	4,432,362
43,813	Eldorado Resorts, Inc.*	2,018,465
16,373	International Speedway Corp., Class A	734,984
17,379	Jack in the Box, Inc.	1,414,477
26,257	Marriott Vacations Worldwide Corp.	2,531,175
15,498	Papa John’s International, Inc.	693,071
71,767	Penn National Gaming, Inc.*	1,382,232
38,113	Scientific Games Corp., Class A*	755,400
48,218	Six Flags Entertainment Corp.	2,395,470
44,976	Texas Roadhouse, Inc., Class A^	2,413,862
122,703	Wendy’s Co. (The)^	2,402,525
65,504	Wyndham Hotels & Resorts, Inc.	3,651,193
63,029	Wyndham Worldwide Corp.	2,766,973

		49,144,508

Household Durables (1.6%):
16,841	Helen of Troy, Ltd.*	2,199,266
56,920	KB Home	1,464,552
2,272	NVR, Inc.*	7,657,209
30,952	Tempur Sealy International, Inc.*^	2,270,948
89,112	Toll Brothers, Inc.	3,263,281
97,553	TRI Pointe Homes, Inc.*^	1,167,709
33,512	Tupperware Brands Corp.	637,733

		18,660,698

Household Products (0.1%):
42,810	Energizer Holdings, Inc.^	1,654,178

Industrial Conglomerates (0.5%):
38,417	Carlisle Cos., Inc.	5,394,131

Insurance (5.1%):
9,723	Alleghany Corp.*	6,622,432
47,702	American Financial Group, Inc.	4,888,024
77,970	Brighthouse Financial, Inc.*	2,860,719
157,605	Brown & Brown, Inc.	5,279,768
107,720	CNO Financial Group, Inc.	1,796,770
75,471	First American Financial Corp.	4,052,793
344,816	Genworth Financial, Inc., Class A*	1,279,267
27,402	Hanover Insurance Group, Inc. (The)	3,515,677
41,916	Kemper Corp.	3,616,932
18,261	Mercury General Corp.	1,141,313
191,725	Old Republic International Corp.	4,290,806
28,506	Primerica, Inc.	3,419,295
42,119	Reinsurance Group of America, Inc.	6,571,827
29,730	RenaissanceRe Holdings, Ltd.	5,292,237
97,396	W.R. Berkley Corp.	6,421,318

		61,049,178

See accompanying notes to the financial statements.

4

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (0.2%):
41,268	Cars.com, Inc.*	$813,805
47,861	Yelp, Inc.*^	1,635,889

		2,449,694

IT Services (3.1%):
16,745	CACI International, Inc., Class A*	3,425,860
54,323	CoreLogic, Inc.*	2,272,331
97,091	Leidos Holdings, Inc.	7,752,716
46,436	LiveRamp Holdings, Inc.*	2,251,217
42,961	Maximus, Inc.	3,116,391
94,221	Perspecta, Inc.	2,205,714
184,950	Sabre Corp.	4,105,890
34,265	Science Applications International Corp.	2,965,978
78,838	Teradata Corp.*^	2,826,342
29,118	WEX, Inc.*	6,059,456

		36,981,895

Leisure Products (0.7%):
58,625	Brunswick Corp.	2,690,301
232,559	Mattel, Inc.*^	2,606,986
38,649	Polaris Industries, Inc.	3,525,949

		8,823,236

Life Sciences Tools & Services (1.7%):
13,487	Bio-Rad Laboratories, Inc., Class A*	4,215,901
25,498	Bio-Techne Corp.	5,316,078
32,824	Charles River Laboratories International, Inc.*	4,657,726
39,787	PRA Health Sciences, Inc.*	3,944,881
41,214	Syneos Health, Inc.*	2,105,623

		20,240,209

Machinery (5.0%):
43,425	AGCO Corp.	3,368,477
64,109	Colfax Corp.*^	1,796,975
34,272	Crane Co.	2,859,656
85,858	Donaldson Co., Inc.^	4,366,738
112,109	Graco, Inc.	5,625,630
50,970	IDEX Corp.	8,773,976
59,112	ITT, Inc.	3,870,654
55,469	Kennametal, Inc.	2,051,798
42,280	Lincoln Electric Holdings, Inc.	3,480,490
34,811	Nordson Corp.	4,919,142
47,071	OshKosh Corp.	3,929,958
42,660	Terex Corp.	1,339,524
46,123	Timken Co.	2,367,955
71,658	Toro Co.	4,793,920
87,414	Trinity Industries, Inc.^	1,813,841
37,639	Woodward, Inc.	4,259,229

		59,617,963

Marine (0.2%):
36,296	Kirby Corp.*^	2,867,384

Media (1.2%):
30,801	AMC Networks, Inc., Class A*^	1,678,346
3,339	Cable One, Inc.	3,909,936
30,335	John Wiley & Sons, Inc., Class A	1,391,163
26,977	Meredith Corp.^	1,485,354
95,649	New York Times Co. (The), Class A^	3,120,070
145,659	Tegna, Inc.	2,206,734

		13,791,603

Shares		Fair Value
Common Stocks, continued
Metals & Mining (1.9%):
84,854	Allegheny Technologies, Inc.*^	$2,138,321
31,903	Carpenter Technology Corp.	1,530,706
79,391	Commercial Metals Co.	1,417,129
22,811	Compass Minerals International, Inc.^	1,253,464
45,266	Reliance Steel & Aluminum Co.	4,283,069
44,112	Royal Gold, Inc.	4,521,039
149,628	Steel Dynamics, Inc.	4,518,766
116,064	United States Steel Corp.^	1,776,940
26,238	Worthington Industries, Inc.	1,056,342

		22,495,776

Multiline Retail (0.3%):
11,996	Dillard’s, Inc., Class A^	747,111
35,048	Ollie’s Bargain Outlet Holdings, Inc.*^	3,053,031

		3,800,142

Multi-Utilities (0.7%):
36,579	Black Hills Corp.	2,859,380
133,360	MDU Resources Group, Inc.	3,440,688
33,959	NorthWestern Corp.	2,450,142

		8,750,210

Oil, Gas & Consumable Fuels (2.1%):
156,913	Callon Petroleum Co.*^	1,034,057
703,924	Chesapeake Energy Corp.*^	1,372,652
131,600	CNX Resources Corp.*	961,996
172,021	EQT Corp.^	2,719,651
137,352	Equitrans Midstream Corp.	2,707,208
69,865	Matador Resources Co.*^	1,388,916
109,881	Murphy Oil Corp.^	2,708,567
186,129	Oasis Petroleum, Inc.*^	1,057,213
80,690	PBF Energy, Inc., Class A	2,525,597
162,759	QEP Resources, Inc.*	1,176,748
142,975	Range Resources Corp.^	997,966
71,106	SM Energy Co.	890,247
364,337	Southwestern Energy Co.*^	1,151,305
45,277	World Fuel Services Corp.	1,628,161
267,236	WPX Energy, Inc.*	3,075,885

		25,396,169

Paper & Forest Products (0.3%):
42,483	Domtar Corp.	1,891,768
83,110	Louisiana-Pacific Corp.	2,179,144

		4,070,912

Personal Products (0.2%):
36,443	Edgewell Personal Care Co.*	982,139
37,357	Nu Skin Enterprises, Inc., Class A	1,842,447

		2,824,586

Pharmaceuticals (0.6%):
98,103	Catalent, Inc.*	5,318,163
57,501	Mallinckrodt plc*^	527,859
34,873	Prestige Brands Holdings, Inc.*	1,104,777

		6,950,799

Professional Services (0.8%):
35,548	ASGN, Inc.*	2,154,209
25,275	Insperity, Inc.	3,087,089
40,275	ManpowerGroup, Inc.	3,890,564

		9,131,862

See accompanying notes to the financial statements.

5

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.4%):
30,794	Jones Lang LaSalle, Inc.	$4,332,408

Road & Rail (1.7%):
42,931	Avis Budget Group, Inc.*	1,509,454
38,050	Genesee & Wyoming, Inc., Class A*	3,805,000
83,918	Knight-Swift Transportation Holdings, Inc.^	2,755,867
27,039	Landstar System, Inc.	2,919,942
43,598	Old Dominion Freight Line, Inc.^	6,507,437
35,884	Ryder System, Inc.	2,092,037
29,173	Werner Enterprises, Inc.	906,697

		20,496,434

Semiconductors & Semiconductor Equipment (3.5%):
39,128	Cirrus Logic, Inc.*	1,709,894
71,079	Cree, Inc.*^	3,993,218
246,367	Cypress Semiconductor Corp.	5,479,202
51,069	First Solar, Inc.*^	3,354,212
36,596	MKS Instruments, Inc.	2,850,462
26,669	Monolithic Power Systems, Inc.	3,621,117
45,249	Semtech Corp.*	2,174,214
29,180	Silicon Laboratories, Inc.*	3,017,212
23,690	Synaptics, Inc.*^	690,327
115,393	Teradyne, Inc.	5,528,480
28,605	Universal Display Corp.^	5,379,456
73,547	Versum Materials, Inc.	3,793,554

		41,591,348

Software (3.1%):
74,437	ACI Worldwide, Inc.*	2,556,167
33,115	Blackbaud, Inc.^	2,765,103
81,891	CDK Global, Inc.	4,048,691
25,833	CommVault Systems, Inc.*	1,281,833
19,518	Fair Isaac Corp.*	6,129,042
31,300	J2 Global, Inc.^	2,782,257
33,544	LogMeIn, Inc.	2,471,522
43,489	Manhattan Associates, Inc.*^	3,015,092
69,707	PTC, Inc.*^	6,256,901
25,814	Tyler Technologies, Inc.*	5,576,340

		36,882,948

Specialty Retail (1.9%):
45,564	Aaron’s, Inc.	2,798,085
110,153	American Eagle Outfitters, Inc.	1,861,586
38,439	AutoNation, Inc.*^	1,612,132
88,930	Bed Bath & Beyond, Inc.^	1,033,367
45,468	Dick’s Sporting Goods, Inc.^	1,574,557
37,676	Five Below, Inc.*	4,521,873
61,895	Michaels Cos., Inc. (The)*^	538,487
20,143	Murphy U.S.A., Inc.*	1,692,616
81,182	Sally Beauty Holdings, Inc.*^	1,082,968
35,746	Signet Jewelers, Ltd.^	639,138
46,169	Urban Outfitters, Inc.*^	1,050,345
53,058	Williams-Sonoma, Inc.^	3,448,769

		21,853,923

Technology Hardware, Storage & Peripherals (0.2%):
80,858	NCR Corp.*	2,514,684

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.8%):
30,437	Carter’s, Inc.^	$2,968,825
19,620	Deckers Outdoor Corp.*	3,452,531
90,475	Skechers U.S.A., Inc., Class A*	2,849,058

		9,270,414

Thrifts & Mortgage Finance (0.6%):
5,029	LendingTree, Inc.*	2,112,331
314,645	New York Community Bancorp, Inc.^	3,140,157
54,158	Washington Federal, Inc.	1,891,739

		7,144,227

Trading Companies & Distributors (0.7%):
24,372	GATX Corp.^	1,932,456
30,281	MSC Industrial Direct Co., Inc., Class A	2,248,667
74,670	NOW, Inc.*^	1,102,129
21,698	Watsco, Inc.^	3,548,274

		8,831,526

Water Utilities (0.5%):
145,014	Aqua America, Inc.^	5,999,229

Wireless Telecommunication Services (0.2%):
63,261	Telephone & Data Systems, Inc.	1,923,134

Total Common Stocks (Cost $955,514,531)		1,150,749,676

Private Placements (1.1%):
Internet & Direct Marketing Retail (0.9%):
76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	10,536,448

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,495,425
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	440,545
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	440,545

		2,376,515

Total Private Placements (Cost $4,309,378)		12,912,963

Securities Held as Collateral for Securities on Loan (14.7%):
$175,912,618	BlackRock Liquidity FedFund, Institutional Class (c)	175,912,618

Total Securities Held as Collateral for Securities on Loan (Cost $175,912,618)		175,912,618

Money Markets (2.3%):
26,966,451	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(d)	26,966,451

Total Money Markets (Cost $26,966,451)		26,966,451

Total Investment Securities (Cost $1,162,702,978) — 114.1%(e)		1,366,541,708
Net other assets (liabilities) — (14.1)%		(168,388,096)

Net Assets — 100.0%		$1,198,153,612

See accompanying notes to the financial statements.

6

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2019.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019, was $173,927,985.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 1.08% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 1.08% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(d)	The rate represents the effective yield at June 30, 2019.

(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $1,529,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P MidCap 400 E-Mini September Futures (U.S Dollar)	9/20/19	178	$34,710,000	$307,159

				$307,159

See accompanying notes to the financial statements.

7

AZL Mid Cap Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$1,162,702,978

Investment securities, at value(a)	$1,366,541,708
Segregated cash for collateral for futures contracts	1,529,000
Interest and dividends receivable	1,191,472
Receivable for capital shares issued	105,957
Receivable for investments sold	8,157,344
Receivable for variation margin on futures contracts	349,154
Reclaims receivable	11,990
Prepaid expenses	8,263

Total Assets	1,377,894,888

Liabilities:
Cash overdraft	15,818
Payable for investments purchased	2,801,795
Payable for capital shares redeemed	398,879
Payable for collateral received on loaned securities	175,912,618
Manager fees payable	240,013
Administration fees payable	16,191
Distribution fees payable	230,042
Custodian fees payable	6,239
Administrative and compliance services fees payable	2,519
Transfer agent fees payable	2,177
Trustee fees payable	1,594
Other accrued liabilities	113,391

Total Liabilities	179,741,276

Net Assets	$1,198,153,612

Net Assets Consist of:
Paid in capital	$876,645,944
Total distributable earnings	321,507,668

Net Assets	$1,198,153,612

Class 1
Net Assets	$49,695,171
Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,173,030
Net Asset Value (offering and redemption price per share)	$9.61

Class 2
Net Assets	$1,148,458,441
Shares of beneficial interest (unlimited number of shares authorized, no par value)	51,365,977
Net Asset Value (offering and redemption price per share)	$22.36

(a)	Includes securities on loan of $173,927,985.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$10,214,877
Interest	6,703
Income from securities lending	216,107
Foreign withholding tax	(1,145)

Total Investment Income	10,436,542

Expenses:
Manager fees	1,468,688
Administration fees	167,602
Distribution fees — Class 2	1,407,424
Custodian fees	17,340
Administrative and compliance services fees	10,402
Transfer agent fees	6,118
Trustee fees	32,635
Professional fees	29,786
Shareholder reports	17,274
Other expenses	151,410

Total expenses	3,308,679

Net Investment Income/(Loss)	7,127,863

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	16,502,205
Net realized gains/(losses) on futures contracts	1,786,243
Change in net unrealized appreciation/depreciation on securities	161,664,533
Change in net unrealized appreciation/depreciation on futures contracts	387,414

Net realized and Change in net unrealized gains/losses on investments	180,340,395

Change in Net Assets Resulting From Operations	$187,468,258

See accompanying notes to the financial statements.

8

AZL Mid Cap Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$7,127,863	$13,575,806
Net realized gains/(losses) on investments	18,288,448	84,980,232
Change in unrealized appreciation/depreciation on investments	162,051,947	(233,799,508)

Change in net assets resulting from operations	187,468,258	(135,243,470)

Distributions to Shareholders:
Class 1	—	(9,683,057)
Class 2	—	(101,907,745)

Change in net assets resulting from distributions to shareholders	—	(111,590,802)

Capital Transactions:
Class 1
Proceeds from shares issued	16,817	21,928
Proceeds from dividends reinvested	—	9,683,057
Value of shares redeemed	(2,986,092)	(5,556,511)

Total Class 1 Shares	(2,969,275)	4,148,474

Class 2
Proceeds from shares issued	10,096,068	107,730,060
Proceeds from dividends reinvested	—	101,907,744
Value of shares redeemed	(61,369,279)	(166,722,565)

Total Class 2 Shares	(51,273,211)	42,915,239

Change in net assets resulting from capital transactions	(54,242,486)	47,063,713

Change in net assets	133,225,772	(199,770,559)
Net Assets:
Beginning of period	1,064,927,840	1,264,698,399

End of period	$1,198,153,612	$1,064,927,840

Share Transactions:
Class 1
Shares issued	1,814	2,559
Dividends reinvested	—	1,040,071
Shares redeemed	(320,318)	(507,788)

Total Class 1 Shares	(318,504)	534,842

Class 2
Shares issued	487,423	4,469,475
Dividends reinvested	—	4,694,046
Shares redeemed	(2,797,543)	(7,047,273)

Total Class 2 Shares	(2,310,120)	2,116,248

Change in shares	(2,628,624)	2,651,090

See accompanying notes to the financial statements.

9

AZL Mid Cap Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$8.16		$11.25	$10.90	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07	(a)	0.15	0.25	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.38		(1.13)	1.41	0.78

Total from Investment Activities	1.45		(0.98)	1.66	0.90

Distributions to Shareholders From:
Net Investment Income	—		(0.28)	(0.12)	—
Net Realized Gains	—		(1.83)	(1.19)	—

Total Dividends	—		(2.11)	(1.31)	—

Net Asset Value, End of Period	$9.61		$8.16	$11.25	$10.90

Total Return(b)	17.77	%(c)	(11.01)%	16.08%	9.00	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$49,695		$44,788	$55,764	$54,300
Net Investment Income/(Loss)(d)	1.45%		1.32%	1.27%	1.26%
Expenses Before Reductions(d)(e)	0.32%		0.31%	0.31%	0.31%
Expenses Net of Reductions(d)	0.32%		0.31%	0.31%	0.31%
Portfolio Turnover Rate(f)	5%		18%	21%	86	%(g)

Class 2

Net Asset Value, Beginning of Period	$19.00		$23.45	$21.45	$21.10		$23.49	$22.43

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.25	0.24	0.13		0.30	0.19
Net Realized and Unrealized Gains/(Losses) on Investments	3.23		(2.65)	3.06	3.67		(0.91)	1.85

Total from Investment Activities	3.36		(2.40)	3.30	3.80		(0.61)	2.04

Distributions to Shareholders From:
Net Investment Income	—		(0.22)	(0.11)	(0.24)		(0.27)	(0.16)
Net Realized Gains	—		(1.83)	(1.19)	(3.21)		(1.51)	(0.82)

Total Dividends	—		(2.05)	(1.30)	(3.45)		(1.78)	(0.98)

Net Asset Value, End of Period	$22.36		$19.00	$23.45	$21.45		$21.10	$23.49

Total Return(b)	17.68	%(c)	(11.35)%	15.80%	19.52%		(2.67)%	9.21%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,148,458		$1,020,140	$1,208,935	$1,222,550		$406,092	$554,440
Net Investment Income/(Loss)(d)	1.20%		1.08%	1.02%	1.14%		0.95%	0.88%
Expenses Before Reductions(d)(e)	0.57%		0.56%	0.56%	0.57%		0.57%	0.57%
Expenses Net of Reductions(d)	0.57%		0.56%	0.56%	0.57%		0.57%	0.57%
Portfolio Turnover Rate(f)	5%		18%	21%	86	%(g)	26%	13%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

10

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

11

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $21,047 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $173,927,985 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $17.1 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$307,159	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

12

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$1,786,243	$387,414

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Mid Cap Index Fund Class 1	0.25%	0.46%

AZL Mid Cap Index Fund Class 2	0.25%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $5,199 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

13

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks+	$1,150,749,676	$—	$—	$—	$1,150,749,676
Private Placements	—	—	12,912,963	—	12,912,963
Securities Held as Collateral for Securities on Loan	—	—	—	175,912,618	175,912,618
Money Markets	26,966,451	—	—	—	26,966,451

Total Investment Securities	1,177,716,127	—	12,912,963	175,912,618	1,366,541,708

Other Financial Instruments:*
Futures Contracts	307,159	—	—	—	307,159

Total Investments	$1,178,023,286	$—	$12,912,963	$175,912,618	$1,366,848,867

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Mid Cap Index Fund	$59,997,816	$130,431,616

14

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2019 are identified below.

AZL Mid Cap Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D	4/16/14	$3,131,402	76,914	$10,536,449	0.88%
Palantir Technologies, Inc., Series H	10/25/13	237,529	67,672	440,545	0.04%
Palantir Technologies, Inc., Series G	7/19/12	702,919	229,712	1,495,425	0.12%
Palantir Technologies, Inc., Series H1	10/25/13	237,529	67,672	440,545	0.04%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $1,166,252,990. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$282,987,971
Unrealized (depreciation)	(82,699,253)

Net unrealized appreciation/(depreciation)	$200,288,718

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Mid Cap Index Fund	$34,030,891	$77,559,911	$111,590,802

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Mid Cap Index Fund	$20,272,532	$74,732,791	$—	$39,034,087	$134,039,410

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

15

AZL Mid Cap Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership of 45% of the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Moderate Index Strategy Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Moderate Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Moderate Index Strategy Fund	$1,000.00	$1,122.70	$0.42	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Moderate Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Domestic Equity Funds	45.2%

Fixed Income Funds	39.6

International Equity Funds	15.2

Total Investment Securities	100.0

Net other assets (liabilities)	— †

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (45.2%):
2,512,049	AZL Mid Cap Index Fund, Class 2	$56,169,426
2,010,850	AZL Small Cap Stock Index Fund, Class 2	27,769,835
11,327,200	AZL S&P 500 Index Fund, Class 2	195,734,017

		279,673,278

Fixed Income Funds (39.6%):
21,874,191	AZL Enhanced Bond Index Fund	245,428,424

		245,428,424

International Equity Funds (15.2%):
5,787,701	AZL International Index Fund, Class 2	93,992,272

		93,992,272

Total Affiliated Investment Companies (Cost $546,998,238)		619,093,974

Total Investment Securities (Cost $546,998,238) — 100.0%(a)		619,093,974
Net other assets (liabilities) — 0.0%†		(172,921)

Net Assets — 100.0%		$618,921,053

Percentages indicated are based on net assets as of June 30, 2019.

†	Represents less than 0.05%.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Moderate Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in affiliates, at cost	$546,998,238

Investments in affiliates, at value	$619,093,974
Interest and dividends receivable	20
Foreign currency, at value (cost $43,587)	42,991
Receivable for affiliated investments sold	53,323
Reclaims receivable	120,357
Prepaid expenses	5,027

Total Assets	619,315,692

Liabilities:
Cash overdraft	53,323
Payable for capital shares redeemed	283,744
Manager fees payable	25,129
Administration fees payable	4,819
Custodian fees payable	1,789
Administrative and compliance services fees payable	1,184
Transfer agent fees payable	953
Trustee fees payable	734
Other accrued liabilities	22,964

Total Liabilities	394,639

Net Assets	$618,921,053

Net Assets Consist of:
Paid in capital	$502,928,050
Total distributable earnings	115,993,003

Net Assets	$618,921,053

Shares of beneficial interest (unlimited number of shares authorized, no par value)	45,994,604
Net Asset Value (offering and redemption price per share)	$13.46

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from non-affiliates	$302

Total Investment Income	302

Expenses:
Manager fees	1,222,750
Administration fees	34,166
Custodian fees	6,023
Administrative and compliance services fees	5,872
Transfer agent fees	3,323
Trustee fees	18,552
Professional fees	16,880
Shareholder reports	8,877
Other expenses	12,670

Total expenses before reductions	1,329,113
Less expenses voluntarily waived/reimbursed by the Manager	(1,069,903)

Net expenses	259,210

Net Investment Income/(Loss)	(258,908)

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	89,793
Net realized gains/(losses) on affiliated underlying funds	3,834,043
Change in net unrealized appreciation/depreciation on securities and foreign currencies	(1,128)
Change in net unrealized appreciation/depreciation on affiliated underlying funds	67,230,038

Net realized and Change in net unrealized gains/losses on investments	71,152,746

Change in Net Assets Resulting From Operations	$70,893,838

See accompanying notes to the financial statements.

3

AZL Moderate Index Strategy Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(258,908)	$11,980,523
Net realized gains/(losses) on investments	3,923,836	28,325,365
Change in unrealized appreciation/depreciation on investments	67,228,910	(72,403,125)

Change in net assets resulting from operations	70,893,838	(32,097,237)

Distributions to Shareholders:
Distributions	—	(32,709,295)

Change in net assets resulting from distributions to shareholders	—	(32,709,295)

Capital Transactions:
Proceeds from shares issued	4,820,431	4,831,098
Proceeds from dividends reinvested	—	32,709,295
Value of shares redeemed	(46,885,694)	(123,600,657)

Change in net assets resulting from capital transactions	(42,065,263)	(86,060,264)

Change in net assets	28,828,575	(150,866,796)
Net Assets:
Beginning of period	590,092,478	740,959,274

End of period	$618,921,053	$590,092,478

Share Transactions:
Shares issued	376,210	361,486
Dividends reinvested	—	2,589,810
Shares redeemed	(3,622,939)	(9,401,786)

Change in shares	(3,246,729)	(6,450,490)

See accompanying notes to the financial statements.

4

AZL Moderate Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$11.98		$13.30	$15.54		$15.03	$16.50	$15.73

Investment Activities:
Net Investment Income/(Loss)	(0.01	)(a)	0.26	0.12		0.32	0.19	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	1.49		(0.92)	1.78		1.00	(0.61)	1.10

Total from Investment Activities	1.48		(0.66)	1.90		1.32	(0.42)	1.33

Distributions to Shareholders From:
Net Investment Income	—		(0.13)	(0.35)		(0.30)	(0.36)	(0.13)
Net Realized Gains	—		(0.53)	(3.79)		(0.51)	(0.69)	(0.43)

Total Dividends	—		(0.66)	(4.14)		(0.81)	(1.05)	(0.56)

Net Asset Value, End of Period	$13.46		$11.98	$13.30		$15.54	$15.03	$16.50

Total Return(b)	12.27	%(c)	(5.17)%	13.30%		8.91%	(2.47)%	8.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$618,921		$590,092	$740,959		$720,934	$1,282,506	$1,317,095
Net Investment Income/(Loss)(d)	(0.08)%		1.75%	0.77%		1.25%	1.22%	1.57%
Expenses Before Reductions*(d)(e)	0.43%		0.42%	0.43%		0.96%	1.05%	1.05%
Expenses Net of Reductions*(d)	0.08%		0.07%	0.08%		0.83%	0.96%	0.96%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly*(d)	0.08%		0.07%	0.08%		0.83%	0.96%	0.96	%(f)
Portfolio Turnover Rate	1	%(c)	4%	7	%(g)	190%	117%	119%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which is used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(g)

The Fund’s purchase and sales of securities and, accordingly, portfolio turnover ratio decreased during 2017 as a result of a change in the Fund’s investment strategy which became effective October 14, 2016.

See accompanying notes to the financial statements.

5

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index Strategy Fund (the “Fund”), and 21 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies on statement of operations.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The

6

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock”), BlackRock provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Moderate Index Strategy Fund	0.40%	0.20%

*	The Manager voluntarily reduced the management fee to 0.05% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2019, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Funds
AZL Enhanced Bond Index Fund	$244,879,958	$2,575,765	$(16,254,338)	$46,344	$14,180,695	$245,428,424	21,874,191	$—	$—
AZL International Index Fund, Class 2	88,598,148	26,494	(6,749,415)	431,726	11,685,319	93,992,272	5,787,701	—	—
AZL Mid Cap Index Fund, Class 2	50,637,521	40,002	(3,387,955)	130,009	8,749,849	56,169,426	2,512,049	—	—
AZL Small Cap Stock Index Fund, Class 2	24,401,994	200,016	(132,698)	567	3,299,956	27,769,835	2,010,850	—	—
AZL S&P 500 Index Fund, Class 2	181,690,174	1,720,905	(20,216,678)	3,225,397	29,314,219	195,734,017	11,327,200	—	—

	$590,207,795	$4,563,182	$(46,741,084)	$3,834,043	$67,230,038	$619,093,974	43,511,991	$—	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

7

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $2,695 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$619,093,974	$—	$619,093,974

Total Investments	$619,093,974	$—	$619,093,974

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Moderate Index Strategy Fund	$4,563,182	$46,741,084

6. Investment Risks

Fund of Funds Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $547,352,933. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$71,741,041
Unrealized (depreciation)	—

Net unrealized appreciation/(depreciation)	$71,741,041

8

AZL Moderate Index Strategy Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Moderate Index Strategy Fund	$14,303,056	$18,406,239	$32,709,295

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Moderate Index Strategy Fund	$14,322,022	$26,262,467	$—	$4,514,676	$45,099,165

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership of 95% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Morgan Stanley Global Real Estate Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 5

Statement of Operations Page 5

Statements of Changes in Net Assets Page 6

Financial Highlights Page 7

Notes to the Financial Statements Page 8

Other Information Page 13

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Morgan Stanley Global Real Estate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Morgan Stanley Global Real Estate Fund, Class 1	$1,000.00	$1,127.30	$5.27	1.00%

AZL Morgan Stanley Global Real Estate Fund, Class 2	$1,000.00	$1,123.80	$6.58	1.25%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Morgan Stanley Global Real Estate Fund, Class 1	$1,000.00	$1,019.84	$5.01	1.00%

AZL Morgan Stanley Global Real Estate Fund, Class 2	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

United States	54.0%

Japan	10.2

Hong Kong	9.7

United Kingdom	5.1

France	4.9

Australia	4.1

Germany	2.5

Canada	1.9

Bermuda	1.5

Singapore	1.1

All other countries	3.6

Total Common Stocks	98.6

Securities Held as Collateral for Securities on Loan	2.3

Money Markets	0.5

Total Investment Securities	101.4

Net other assets (liabilities)	(1.4)

Net Assets	100.0%

1

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Diversified Real Estate Activities (7.4%):
11,700	CapitaLand, Ltd.	$30,542
103,411	Mitsubishi Estate Co., Ltd.	1,929,386
72,198	Mitsui Fudosan Co., Ltd.	1,753,292
319,801	New World Development Co., Ltd.	498,360
33,931	Sumitomo Realty & Development Co., Ltd.	1,213,451
140,471	Sun Hung Kai Properties, Ltd.	2,385,626
4,300	Tokyo Tatemono Co., Ltd.	47,860
17,915	UOL Group, Ltd.	100,027
51,399	Wharf Holdings, Ltd. (The)	135,913

		8,094,457

Diversified REITs (6.8%):
43	Activia Properties, Inc.	187,044
2,708	Fonciere des Regions SA	283,380
5,649	Gecina SA	845,161
150,626	GPT Group	651,319
9,579	H&R Real Estate Investment Trust	167,088
41	Hulic REIT, Inc.	71,203
3,298	ICADE^	302,486
18	Kenedix Office Investment Corp.	128,872
134,868	Land Securities Group plc	1,428,287
22,330	Lexington Realty Trust	210,125
55,082	Merlin Properties Socimi SA	763,961
235,135	Mirvac Group	517,512
374	Nomura Real Estate Master Fund, Inc.	575,135
138	Premier Investment Corp.	181,495
78,939	Stockland Trust Group	231,260
49,964	Suntec REIT	71,702
287	United Urban Investment Corp.	480,752

		7,096,782

Health Care REITs (3.1%):
11,818	HCP, Inc.	377,940
46,248	Healthcare Realty Trust, Inc.	1,448,487
16,774	Healthcare Trust of America, Inc., Class A	460,111
15,460	Senior Housing Properties Trust	127,854
5,140	Ventas, Inc.	351,319
8,645	Welltower, Inc.	704,827

		3,470,538

Hotel & Resort REITs (5.8%):
9,928	Chesapeake Lodging Trust	282,154
134,746	DiamondRock Hospitality Co.	1,393,274
121,647	Host Hotels & Resorts, Inc.	2,216,408
101	Invincible Investment Corp.	52,312
422	Japan Hotel REIT Investment Corp.	340,034
78,718	RLJ Lodging Trust	1,396,457
44,777	Sunstone Hotel Investors, Inc.	613,893

		6,294,532

Industrial REITs (5.7%):
154,398	Ascendas Real Estate Investment Trust	356,246
10,860	Duke Realty Corp.	343,285
322	GLP J-REIT	366,996
88,260	Macquarie Goodman Group	932,596
96,700	Mapletree Logistics Trust	113,765
64	Nippon Prologis REIT, Inc.	147,741
45,703	ProLogis, Inc.	3,660,810
29,421	SERGO plc	272,838

		6,194,277

Shares		Fair Value
Common Stocks, continued
Office REITs (20.3%):
5,191	Alexandria Real Estate Equities, Inc.	$732,398
16,667	Alstria Office REIT-AG	269,794
28,512	Boston Properties, Inc.	3,678,048
4,856	Brandywine Realty Trust	69,538
120,444	CapitaLand Commercial Trust	193,252
244,000	Champion REIT	203,036
36,804	Columbia Property Trust, Inc.	763,315
8,315	Corporate Office Properties Trust	219,267
19,325	Cousins Properties, Inc.	698,985
14,537	Derwent Valley Holdings plc	575,301
78,903	Dexus Property Group	719,976
60,984	Great Portland Estates plc	529,984
41,846	Green REIT plc	86,107
154,680	Hibernia REIT plc	254,796
25,167	Hudson Pacific Properties, Inc.	837,306
29,190	Inmobiliaria Colonial SA	324,984
33	Japan Excellent, Inc.	48,446
149	Japan Real Estate Investment Corp.	906,866
11,372	JBG SMITH Properties	447,374
6,605	Kilroy Realty Corp.	487,515
41,542	Mack-Cali Realty Corp.	967,513
91	Mori Trust Sogo REIT, Inc.	147,912
176	Nippon Building Fund, Inc.	1,205,222
2,289	NSI NV	96,950
42	ORIX JREIT, Inc.	76,582
84,066	Paramount Group, Inc.	1,177,765
51,185	SL Green Realty Corp.	4,113,738
31,429	Vornado Realty Trust	2,014,599
1,680	Workspace Group plc	18,656

		21,865,225

Real Estate Development (2.9%):
143,925	China Overseas Land & Investment, Ltd.	531,126
72,000	China Resources Land, Ltd.	315,818
99,040	CK Asset Holdings, Ltd.	773,166
43,600	Guangzhou R&F Properties Co., Ltd., Class H	83,965
83,500	Longfor Properties Co., Ltd.	315,151
249,073	Sino Land Co., Ltd.	416,543
41,961	St. Modwen Properties plc	233,555
82,379	Urban & Civic plc	346,807

		3,016,131

Real Estate Operating Companies (8.6%):
3,381	ADO Properties SA	139,827
37,730	Atrium European Real Estate, Ltd.	140,556
8,493	Atrium Ljungberg AB, Class B	153,430
2,485,087	BGP Holdings plc*(a)	3,673
44,613	Capital & Counties Properties plc	122,860
7,446	Carmila SA	133,359
6,140	Castellum AB	117,499
1,822	Deutsche Euroshop AG^	50,334
21,137	Deutsche Wohnen AG	775,115
21,487	Entra ASA	330,108
45,572	First Capital Realty, Inc.^	760,809
46,925	Grainger Trust plc	146,417
258,652	Hongkong Land Holdings, Ltd.	1,668,411
17,868	Hufvudstaden AB	303,966
15,656	Hulic Co., Ltd.^	126,069

See accompanying notes to the financial statements.

2

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
56,669	Hysan Development Co., Ltd.	$292,904
11,459	Kojamo Oyj	170,907
15,511	Kungsleden AB	128,011
1,565	LEG Immobilien AG	176,460
89,127	LXB Retail Properties plc	—
33,959	Norwegian Property ASA	47,401
1,847	PSP Swiss Property AG	215,976
347,329	Swire Properties, Ltd.	1,403,903
26,551	Vonovia SE	1,267,697
107,710	Wharf Real Estate Investment Co., Ltd.	756,705

		9,432,397

Residential REITs (11.4%):
121	Advance Residence Investment	359,901
12,080	American Campus Communities, Inc.	557,613
19,081	American Homes 4 Rent, Class A	463,859
5,931	Apartment Investment & Management Co.	297,262
18,170	AvalonBay Communities, Inc.	3,691,781
3,788	Boardwalk REIT	115,254
13,495	Camden Property Trust	1,408,743
27,282	Equity Residential Property Trust	2,071,249
3,327	Essex Property Trust, Inc.	971,251
44,727	Invitation Homes, Inc.	1,195,553
6,026	Mid-America Apartment Communities, Inc.	709,622
11,482	UDR, Inc.	515,427

		12,357,515

Retail REITs (21.7%):
192,142	British Land Co. plc	1,314,716
42,541	Brixmor Property Group, Inc.	760,633
173,152	CapitaMall Trust	337,107
14,371	Crombie REIT	165,287
17,191	Eurocommercial Properties NV	459,339
30	Frontier Real Estate Investment Corp.	128,014
114,190	Hammerson plc	402,291
263	Japan Retail Fund Investment Corp.	531,778
59,426	Klepierre	1,991,648
58,020	Liberty International plc^	56,196
222,384	Link REIT (The)	2,735,423
73,952	Macerich Co. (The)^	2,476,652

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REITs, continued
23,764	Mercialys SA	$313,648
23,749	Regency Centers Corp.	1,585,008
39,149	RioCan REIT	777,061
331,788	Scentre Group	895,801
5,153	Shaftesbury plc	52,623
39,039	Simon Property Group, Inc.	6,236,871
4,245	Smart Real Estate Investment Trust^	107,665
9,632	Unibail-Rodamco-Westfield	1,442,669
259,518	Vicinity Centres	446,975
14,620	Weingarten Realty Investors	400,880
3,515	Wereldhave NV^	92,075

		23,710,360

Specialized REITs (4.9%):
32,572	CubeSmart	1,089,208
11,755	Digital Realty Trust, Inc.^	1,384,621
5,660	Extra Space Storage, Inc.	600,526
14,137	Gaming & Leisure Properties, Inc.	551,060
2,320	Life Storage, Inc.	220,586
6,106	Public Storage, Inc.	1,454,266
11	QTS Realty Trust, Inc., Class A^	508

		5,300,775

Total Common Stocks (Cost $96,347,109)		106,832,989

Securities Held as Collateral for Securities on Loan (2.3%):
$2,492,867	BlackRock Liquidity FedFund, Institutional Class(b)	2,492,867

Total Securities Held as Collateral for Securities on Loan (Cost $2,492,867)		2,492,867

Money Markets (0.5%):
488,428	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	488,428

Total Money Markets (Cost $488,428)		488,428

Total Investment Securities (Cost $99,328,404) — 101.4%(d)		109,814,284
Net other assets (liabilities) — (1.4)%		(1,514,222)

Net Assets — 100.0%		$108,300,062

Percentages indicated are based on net assets as of June 30, 2019.

Amounts shown as “—” are either $0 or rounds to less than $1.

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $2,409,073.

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(c)	The rate represents the effective yield at June 30, 2019.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

3

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage

Australia	4.0%
Bermuda	1.5%
Canada	1.9%
China	0.3%
Finland	0.2%
France	4.8%
Germany	2.4%
Hong Kong	9.6%
Ireland	0.3%
Japan	10.1%
Jersey	0.1%
Netherlands	0.6%
Norway	0.3%
Singapore	1.1%
Spain	1.0%
Sweden	0.6%
Switzerland	0.2%
United Kingdom	5.0%
United States	56.0%

100.0%

See accompanying notes to the financial statements.

4

AZL Morgan Stanley Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$99,328,404

Investment securities, at value(a)	$109,814,284
Interest and dividends receivable	477,982
Foreign currency, at value (cost $440,451)	445,350
Receivable for capital shares issued	722
Receivable for investments sold	127,465
Reclaims receivable	150,951
Prepaid expenses	987

Total Assets	111,017,741

Liabilities:
Payable for investments purchased	70,884
Payable for capital shares redeemed	36,874
Payable for collateral received on loaned securities	2,492,867
Manager fees payable	76,682
Administration fees payable	3,374
Distribution fees payable	17,983
Custodian fees payable	7,815
Administrative and compliance services fees payable	219
Transfer agent fees payable	1,693
Trustee fees payable	137
Other accrued liabilities	9,151

Total Liabilities	2,717,679

Net Assets	$108,300,062

Net Assets Consist of:
Paid in capital	$96,852,635
Total distributable earnings	11,447,427

Net Assets	$108,300,062

Class 1
Net Assets	$21,963,615
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,433,444
Net Asset Value (offering and redemption price per share)	$9.03

Class 2
Net Assets	$86,336,447
Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,887,845
Net Asset Value (offering and redemption price per share)	$9.71

(a)	Includes securities on loan of $2,409,073.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$2,280,751
Income from securities lending	8,415
Foreign withholding tax	(101,917)

Total Investment Income	2,187,249

Expenses:
Manager fees	498,229
Administration fees	28,076
Distribution fees — Class 2	110,744
Custodian fees	30,971
Administrative and compliance services fees	1,199
Transfer agent fees	6,405
Trustee fees	3,775
Professional fees	3,435
Shareholder reports	7,932
Other expenses	2,427

Total expenses before reductions	693,193
Less expenses voluntarily waived/reimbursed by the Manager	(27,680)

Net expenses	665,513

Net Investment Income/(Loss)	1,521,736

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	821,339
Change in net unrealized appreciation/depreciation on securities and foreign currencies	10,568,924

Net realized and Change in net unrealized gains/losses on investments	11,390,263

Change in Net Assets Resulting From Operations	$12,911,999

See accompanying notes to the financial statements.

5

AZL Morgan Stanley Global Real Estate Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,521,736	$3,010,670
Net realized gains/(losses) on investments	821,339	936,538
Change in unrealized appreciation/depreciation on investments	10,568,924	(13,639,310)

Change in net assets resulting from operations	12,911,999	(9,692,102)

Distributions to Shareholders:
Class 1	—	(2,324,054)
Class 2	—	(8,873,299)

Change in net assets resulting from distributions to shareholders	—	(11,197,353)

Capital Transactions:
Class 1
Proceeds from shares issued	31,757	34,084
Proceeds from dividends reinvested	—	2,324,054
Value of shares redeemed	(1,125,148)	(3,513,877)

Total Class 1 Shares	(1,093,391)	(1,155,739)

Class 2
Proceeds from shares issued	598,096	416,028
Proceeds from dividends reinvested	—	8,873,299
Value of shares redeemed	(7,320,517)	(19,760,081)

Total Class 2 Shares	(6,722,421)	(10,470,754)

Change in net assets resulting from capital transactions	(7,815,812)	(11,626,493)

Change in net assets	5,096,187	(32,515,948)
Net Assets:
Beginning of period	103,203,875	135,719,823

End of period	$108,300,062	$103,203,875

Share Transactions:
Class 1
Shares issued	3,494	3,531
Dividends reinvested	—	277,997
Shares redeemed	(126,065)	(379,772)

Total Class 1 Shares	(122,571)	(98,244)

Class 2
Shares issued	64,113	42,675
Dividends reinvested	—	983,736
Shares redeemed	(755,123)	(2,031,552)

Total Class 2 Shares	(691,010)	(1,005,141)

Change in shares	(813,581)	(1,103,385)

See accompanying notes to the financial statements.

6

AZL Morgan Stanley Global Real Estate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$8.01		$9.72	$10.05	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.29	0.28	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.89		(1.02)	0.67	0.05

Total from Investment Activities	1.02		(0.73)	0.95	0.05

Distributions to Shareholders From:
Net Investment Income	—		(0.42)	(0.43)	—
Net Realized Gains	—		(0.56)	(0.85)	—

Total Dividends	—		(0.98)	(1.28)	—

Net Asset Value, End of Period	$9.03		$8.01	$9.72	$10.05

Total Return(c)	12.73	%(d)	(7.91)%	10.00%	0.50	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$21,964		$20,484	$25,794	$27,302
Net Investment Income/(Loss) (e)	2.96%		2.67%	2.38%	0.13%
Expenses Before Reductions(e)(f)	1.05%		1.02%	1.03%	1.04%
Expenses Net of Reductions(e)	1.00%		0.97%	0.98%	1.03%
Portfolio Turnover Rate(g)	12%		34%	33%	52%

Class 2

Net Asset Value, Beginning of Period	$8.64		$10.39	$10.68	$10.51		$11.11	$9.86

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.29	0.27	0.20		0.22	0.18
Net Realized and Unrealized Gains/(Losses) on Investments	0.94		(1.09)	0.71	0.13		(0.39)	1.17

Total from Investment Activities	1.07		(0.80)	0.98	0.33		(0.17)	1.35

Dividends to Shareholders From:
Net Investment Income	—		(0.39)	(0.42)	(0.16)		(0.43)	(0.10)
Net Realized Gains	—		(0.56)	(0.85)	—		—	—

Total Dividends	—		(0.95)	(1.27)	(0.16)		(0.43)	(0.10)

Net Asset Value, End of Period	$9.71		$8.64	$10.39	$10.68		$10.51	$11.11

Total Return(c)	12.38	%(d)	(8.07)%	9.72%	3.14%		(1.34)%	13.77%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$86,336		$82,720	$109,926	$115,339		$159,821	$187,892
Net Investment Income/(Loss) (e)	2.69%		2.41%	2.17%	1.84%		1.70%	1.67%
Expenses Before Reductions(e)(f)	1.30%		1.27%	1.28%	1.29%		1.29%	1.29%
Expenses Net of Reductions(e)	1.25%		1.22%	1.23%	1.29%		1.29%	1.28%
Portfolio Turnover Rate(g)	12%		34%	33%	52%		25%	32%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

7

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Morgan Stanley Global Real Estate Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

8

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned of expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $847 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,409,073 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”), MSIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL Morgan Stanley Global Real Estate Fund Class 1	0.90%	1.10%
AZL Morgan Stanley Global Real Estate Fund Class 2	0.90%	1.35%

*	The Manager voluntarily reduced the management fee to 0.85% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

9

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $490 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

10

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks+	$60,530,648	$46,298,668	$3,673	$—	$106,832,989
Securities Held as Collateral for Securities on Loan	—	—	—	2,492,867	2,492,867
Money Markets	488,428	—	—	—	488,428

Total Investments	$61,019,076	$46,298,668	$3,673	$2,492,867	$109,814,284

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Morgan Stanley Global Real Estate Fund	$13,627,597	$20,403,363

6. Investment Risks

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Real Estate Investments Risk: The performance of REITs depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $102,521,535. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,648,340
Unrealized (depreciation)	(5,355,591)

Net unrealized appreciation/(depreciation)	$7,292,749

As of the end of its tax year ended December 31, 2018, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

11

AZL Morgan Stanley Global Real Estate Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL Morgan Stanley Global Real Estate Fund	$64,528	$870,910	$935,438

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Morgan Stanley Global Real Estate Fund	$4,691,715	$6,505,638	$11,197,353

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Morgan Stanley Global Real Estate Fund	$3,052,401	$—	$(935,436)	$(3,581,537)	$(1,464,572)

(a)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales and mark-to-market of passive foreign investment companies.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

12

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MSCI Emerging Markets Equity Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 14

Statement of Operations Page 14

Statements of Changes in Net Assets Page 15

Financial Highlights Page 16

Notes to the Financial Statements Page 17

Other Information Page 22

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Emerging Markets Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,103.00	$3.39	0.65%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,101.60	$4.69	0.90%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MSCI Emerging Markets Equity Index Fund, Class 1	$1,000.00	$1,021.57	$3.26	0.65%

AZL MSCI Emerging Markets Equity Index Fund, Class 2	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	25.0%

Information Technology	14.0

Communication Services	13.1

Consumer Discretionary	11.1

Energy	8.3

Materials	6.8

Consumer Staples	6.4

Industrials	4.9

Real Estate	3.0

Health Care	2.5

Utilities	2.2

Total Common Stocks and Preferred Stocks	97.3

Rights	— †

Exchange Traded Fund	1.4

Securities Held as Collateral for Securities on Loan	1.3

Money Markets	0.3

Total Investment Securities	100.3

Net other assets (liabilities)	(0.3)

Net Assets	100.0%

†	Represents less than 0.05%

1

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (95.0%):
Aerospace & Defense (0.1%):
15,085	Aselsan Elektronik Sanayi Ve Ticaret AS	$46,983
139,000	AviChina Industry & Technology Co., Ltd., Class H	76,075
38,976	Embraer SA	197,047
3,628	Korea Aerospace Industries, Ltd.	113,220

		433,325

Air Freight & Logistics (0.1%):
1,014	Hyundai Glovis Co., Ltd.	141,384
109,000	Sinotrans, Ltd.	39,707
15,645	ZTO Express Cayman, Inc., ADR	299,133

		480,224

Airlines (0.2%):
98,000	Air China, Ltd.	98,186
89,500	AirAsia Berhad	59,171
95,000	China Airlines, Ltd.	30,117
39,299	China Eastern Airlines Corp., Ltd.	35,930
46,000	China Eastern Airlines Corp., Ltd., Class H*	27,155
126,000	China Southern Airlines Co., Ltd., Class H	87,982
99,702	Eva Airways Corp.	48,016
4,270	InterGlobe Aviation, Ltd.	96,342
2,231	Korean Air Lines Co., Ltd.	55,940
15,510	Latam Airlines Group SA	145,962
28,736	Turk Hava Yollari Anonim Ortakligi*	64,121

		748,922

Auto Components (0.4%):
10,860	Bharat Forge, Ltd.	70,790
395	Bosch, Ltd.	93,506
106,000	Cheng Shin Rubber Industry Co., Ltd.	136,962
182,000	China First Capital Group, Ltd.*	54,229
27,200	Fuyao Glass Industry Group Co., Ltd., Class H	84,504
4,192	Hankook Tire Co., Ltd.	127,562
9,990	Hanon Systems	100,932
10,400	Huayu Automotive Systems Co., Ltd.	32,738
3,442	Hyundai Mobis Co., Ltd.	703,213
51,252	Motherson Sumi Systems, Ltd.	90,556
45,000	Nexteer Automotive Group, Ltd.	55,774

		1,550,766

Automobiles (1.7%):
1,022,000	Astra International Tbk PT	539,208
91,500	BAIC Motor Corp., Ltd., Class H	57,182
4,208	Bajaj Auto, Ltd.	172,440
182,000	Brilliance China Automotive Holdings, Ltd.	200,636
7,533	BYD Co., Ltd.	55,731
28,500	BYD Co., Ltd., Class H^	172,239
146,000	Dongfeng Motor Corp., Class H	119,769
690	Eicher Motors, Ltd.	191,795
2,009	Ford Otomotiv Sanayi AS	21,727
264,000	Geely Automobile Holdings, Ltd.	453,081
165,500	Great Wall Motor Co., Ltd., Class H	118,739
151,200	Guangzhou Automobile Group Co., Ltd.	161,786
2,796	Hero MotoCorp, Ltd.	104,577
7,424	Hyundai Motor Co.	900,045
1,159	Hyundai Motor Co., Ltd.	79,393
13,211	Kia Motors Corp.	504,718
36,749	Mahindra & Mahindra, Ltd.	348,934
5,359	Maruti Suzuki India, Ltd.	507,377
33,235	NIO, Inc., ADR*^	84,749

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
16,400	SAIC Motor Corp., Ltd.	$60,940
84,890	Tata Motors, Ltd.*	199,926

		5,054,992

Banks (16.2%):
36,238	Absa Group, Ltd.	453,156
128,577	Abu Dhabi Commercial Bank	290,642
194,200	Agricultural Bank of China, Ltd.	101,840
1,351,000	Agricultural Bank of China, Ltd., Class A	564,680
139,318	Akbank T.A.S.*	163,896
4,390	Alior Bank SA*	58,633
41,100	Alliance Bank Malaysia BHD	37,438
66,493	Alpha Bank SA*	133,164
89,500	AMMB Holdings Berhad	91,713
96,826	Axis Bank, Ltd.	1,137,092
60,885	Banco Bradesco SA	530,462
1,349,991	Banco de Chile	199,088
2,388	Banco de Credito e Inversiones	164,803
43,654	Banco do Brasil SA	613,314
2,358	Banco Macro SA, ADR	171,780
22,046	Banco Santander Brasil SA	261,040
3,525,748	Banco Santander Chile	262,839
95,795	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	146,614
21,878	Bancolombia SA	277,989
13,323	Bancolombia SA	160,324
23,500	Bangkok Bank Public Co., Ltd.	150,970
30,133	Bank Millennium SA*	75,598
35,300	Bank of Beijing Co., Ltd., Class A	30,401
4,062,000	Bank of China, Ltd.	1,712,385
57,900	Bank of China, Ltd., Class A	31,546
36,200	Bank of Communications Co., Ltd., Class A	32,275
468,000	Bank of Communications Co., Ltd., Class H	354,575
55,800	Bank of Jiangsu Co., Ltd.	59,065
39,000	Bank of Nanjing Co., Ltd.	46,947
17,600	Bank of Ningbo Co., Ltd.	62,168
17,900	Bank of Shanghai Co., Ltd., Class A	30,923
59,366	Bank of the Philippine Islands	91,019
8,099	Bank Pekao SA	242,713
3,677	BBVA Argentina, ADR	41,624
105,214	BDO Unibank, Inc.	287,613
15,577	BNK Financial Group, Inc.	101,147
2,103	Capitec Bank Holdings, Ltd.	194,041
287,344	Chang Hwa Commercial Bank	193,885
477,000	China Citic Bank Co., Ltd.	271,891
4,897,000	China Construction Bank	4,208,386
32,600	China Construction Bank Corp.	35,344
688,000	China Development Financial Holding Corp.	209,979
68,200	China Everbright Bank Co., Ltd.	37,857
136,000	China Everbright Bank Co., Ltd., Class H	62,176
195,500	China Merchants Bank Co., Ltd.	976,211
37,544	China Merchants Bank Co., Ltd.	197,092
333,800	China Minsheng Banking Corp., Ltd.	231,343
104,500	China Minsheng Banking Corp., Ltd., Class A	96,675
938,000	Chinatrust Financial Holding Co., Ltd.	645,521
125,000	Chongqing Rural Commercial Bank Co., Ltd.	68,087
255,600	CIMB Group Holdings Berhad	333,069
98,630	Commercial Bank of Qatar Qsc (The)	124,371

See accompanying notes to the financial statements.

2

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
76,300	Commercial International Bank Egypt SAE	$337,959
3,426	Credicorp, Ltd.	784,246
88,063	Dubai Islamic Bank	123,075
481,283	E.Sun Financial Holding Co., Ltd.	403,213
91,748	Eurobank Ergasias SA*	90,314
528,136	First Financial Holdings Co., Ltd.	387,956
190,023	Grupo Aval Acciones y Valores	76,045
132,944	Grupo Financiero Banorte SAB de C.V.	771,485
5,271	Grupo Financiero Galicia SA, ADR	187,120
116,556	Grupo Financiero Inbursa SAB de C.V., Class O	168,610
42,000	Habib Bank, Ltd.	29,823
15,148	Hana Financial Holdings Group, Inc.	491,046
34,500	Hong Leong Bank Berhad	158,733
15,800	Hong Leong Financial Group Berhad	70,927
389,910	Hua Nan Financial Holdings Co., Ltd.	261,927
26,900	Huaxia Bank Co., Ltd., Class A	30,178
121,200	ICICI Bank, Ltd.	768,887
3,220,000	Industrial & Commercial Bank of China, Ltd, Class H	2,344,502
135,700	Industrial & Commercial Bank of China, Ltd., Class A	116,453
44,200	Industrial Bank Co., Ltd.	117,938
13,118	Industrial Bank of Korea (IBK)	159,754
7,398,237	Itau Corpbanca	61,793
226,474	Itausa – Investimentos Itau S.A.	760,360
62,700	Kasikornbank Public Co., Ltd.	384,400
53,300	Kasikornbank Public Co., Ltd.	326,770
20,109	KB Financial Group, Inc.	796,964
3,905	Komercni Banka AS	155,707
186,800	Krung Thai Bank	118,821
190,901	Malayan Banking Berhad	410,651
196,450	Masraf Al Rayan	205,452
792	mBank SA*	91,338
34,700	MCB Bank, Ltd.	37,945
536,000	Mega Financial Holdings Co., Ltd.	532,609
55,091	Metropolitan Bank & Trust	76,643
24,321	Moneta Money Bank AS	83,453
145,635	National Bank of Abu Dhabi PJSC	589,776
27,866	National Bank of Greece*	76,412
18,869	Nedcor, Ltd.	339,850
11,331	OTP Bank Nyrt	451,186
20,400	Ping An Bank Co., Ltd., Class A	41,035
426,000	Postal Savings Bank of China Co., Ltd., Class H	253,168
43,974	Powszechna Kasa Oszczednosci Bank Polski SA	504,799
492,900	PT Bank Central Asia Tbk	1,046,928
945,000	PT Bank Mandiri Tbk	537,525
398,800	PT Bank Negara Indonesia Tbk	259,985
2,813,500	PT Bank Rakyat Indonesia Tbk	868,721
171,800	PT Bank Tabungan Negara Tbk	29,949
155,600	Public Bank Berhad	866,703
61,890	Qatar Islamic Bank	282,628
228,970	Qatar National Bank	1,197,061
56,400	RHB Capital Berhad	76,339
1,858	Santander Bank Polska SA	184,683
129,950	Sberbank of Russia, ADR	1,985,636
7,820	Security Bank Corp.	25,950
132,000	Shanghai Commercial & Savings Bank, Ltd. (The)	238,501
59,000	Shanghai Pudong Development Bank Co., Ltd.	100,434
22,814	Shinhan Financial Group Co., Ltd.	887,442

Shares		Fair Value
Common Stocks, continued
Banks, continued
50,000	Siam Commercial Bank Public Co., Ltd.	$227,539
572,800	SinoPac Financial Holdings Co., Ltd.	240,890
65,563	Standard Bank Group, Ltd.	916,199
89,310	State Bank of India*	467,448
441,401	Taishin Financial Holding Co., Ltd.	203,351
228,441	Taiwan Business Bank	100,557
470,754	Taiwan Cooperative Financial Holding Co., Ltd.	314,786
507,300	TMB Bank PCL	32,427
117,261	Turkiye Garanti Bankasi AS*	184,665
75,100	Turkiye Is Bankasi AS, Class C*	78,624
69,455	VTB Bank OJSC, GDR	87,583
25,296	Woori Financial Group, Inc.	308,129
91,455	Yes Bank, Ltd.	144,160

		43,131,570

Beverages (1.2%):
241,315	Ambev SA Com Npv	1,124,456
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	49,359
23,292	Arca Continental SAB de C.V.	126,050
78,000	China Resources Enterprises, Ltd.	369,196
23,272	Coca-Cola Femsa S.A.B de C.V.	144,448
7,901	Compania Cervecerias Unidas SA	111,386
18,016	Embotelladora Andina SA	65,076
99,359	Fomento Economico Mexicano S.A.B. de C.V.	962,845
1,900	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	33,670
1,972	Kweichow Moutai Co., Ltd.	282,910
5,200	Luzhou Laojiao Co., Ltd.	61,332
22,000	Tsingtao Brewery Co., Ltd., Class H	139,512
15,186	United Spirits, Ltd.*	128,703
6,700	Wuliangye Yibin Co., Ltd., Class A	115,226

		3,714,169

Biotechnology (0.4%):
68,000	3SBio, Inc.*^	117,113
4,446	Celltrion, Inc.*	792,401
234	Medy-Tox, Inc.	91,179
3,011	Sillajen, Inc.*	129,207
11,000	Taimed Biologics, Inc.*	56,408
692	Viromed Co., Ltd.*	101,218

		1,287,526

Building Products (0.0%†):
310	KCC Corp.	74,084

Capital Markets (1.2%):
106,074	B3 SA- Brasil Bolsa Balcao	1,034,962
8,393	Banco BTG Pactual SA	111,228
542,000	China Cinda Asset Management Co., Ltd., Class H	125,053
56,000	China Ding Yi Feng Holdings, Ltd.(a)	1,075
48,000	China Everbright, Ltd.	70,709
217,500	China Galaxy Securities Co.	129,105
535,000	China Huarong Asset Management Co., Ltd., Class H	93,285
74,800	China International Capital Corp., Ltd.	151,150
24,800	China Merchants Securities Co., Ltd.	61,786
12,800	Citic Securities Co., Ltd., Class A	44,468
108,000	Citic Securities Co., Ltd., Class A	225,467
22,454	Daewoo Securities Co., Ltd.	159,336
13,000	East Money Information Co., Ltd., Class A	25,706
77,400	GF Securities Co., Ltd.	92,165
15,400	GF Securities Co., Ltd., Class A	30,863

See accompanying notes to the financial statements.

3

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
30,400	Guotai Junan Securities Co., Ltd.*	$81,340
18,000	Guotai Junan Securities Co., Ltd.*	32,147
28,600	Haitong Securities Co., Ltd.	59,194
114,400	Haitong Securities Co., Ltd.	128,472
6,400	Huatai Securities Co., Ltd., Class A	20,845
81,400	Huatai Securities Co., Ltd., Class H	140,247
15,336	Investec, Ltd.	100,103
2,234	Korea Investment Holdings Co., Ltd.	156,493
10,139	Meritz Securities Co., Ltd.	47,134
7,349	NH Investment & Securities Co., Ltd.	92,453
1,631	Noah Holdings, Ltd., ADR*	69,399
20,500	Orient Securities Co., Ltd./China	31,966
8,308	Reinet Investments SCA	134,116
3,512	Samsung Securities Co., Ltd.	119,041
18,100	Shenwan Hongyuan Group Co., Ltd.	13,220
73,012	The Moscow Exchange	104,144
531,000	Yuanta Financial Holding Co., Ltd.	319,141

		4,005,813

Chemicals (1.9%):
14,523	Asian Paints, Ltd.	285,813
177,000	Formosa Chemicals & Fibre Corp.	587,627
224,000	Formosa Plastics Corp.	826,552
6,038	Hanwha Chemical Corp.	118,673
85,200	Indorama Ventures PCL	130,672
940	Kumho Petrochemical Co., Ltd.	79,412
2,329	LG Chem, Ltd.	717,282
379	LG Chem, Ltd.	64,266
916	Lotte Chemical Corp.	200,634
35,613	Mesaieed Petrochemical Holding Co.	25,666
56,129	Mexichem SAB de C.V.	117,846
259,000	Nan Ya Plastics Corp.	656,008
825	OCI Co., Ltd.	66,755
128,300	Petronas Chemicals Group Berhad	260,992
6,230	Phosagro OAO, GDR	81,839
6,288	Pidilite Industries, Ltd.	110,641
246,600	PT Barito Pacific Tbk	56,067
133,100	PTT Global Chemical Public Co., Ltd.	277,904
28,708	Sasol, Ltd.	714,321
240,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	95,350
5,640	Sociedad Quimica y Minera de Chile SA	175,259
19,059	UPL, Ltd.	258,925

		5,908,504

Commercial Services & Supplies (0.2%):
180,222	China Everbright International, Ltd.	166,560
58,000	Country Garden Services Holdings Co., Ltd.	133,647
44,000	Greentown Service Group Co., Ltd.	35,805
929	S1 Corp.	78,524

		414,536

Communications Equipment (0.1%):
35,000	BYD Electronic International Co., Ltd.	50,164
40,400	ZTE Corp., Class H	115,839

		166,003

Construction & Engineering (0.7%):
220,000	China Communications Construction Co., Ltd.	196,554
19,498	China Railway Construction Corp., Ltd., Class A	28,297
94,000	China Railway Construction Corp., Ltd., Class H	115,439

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
202,000	China Railway Group, Ltd.	$153,404
91,200	China State Construction Engineering Corp., Ltd.	76,475
124,000	China State Construction International Holdings, Ltd.	127,703
1,453	Daelim Industrial Co., Ltd.	144,847
8,837	Daewoo Engineering & Construct*	37,925
75,500	Gamuda Berhad	68,807
3,522	GS Engineering & Construction Corp.	123,511
1,359	HDC Hyundai Development Co.-Engineering & Construction	51,255
4,167	Hyundai Engineering & Construction Co., Ltd.	193,397
168,100	IJM Corporation Berhad	97,707
23,955	Larsen & Toubro, Ltd.	539,200
71,700	Metallurgical Corp. of China, Ltd.	31,825
8,382	Samsung Engineering Co., Ltd.*	124,693
67,500	Sinopec Engineering Group Co., Ltd.	57,289

		2,168,328

Construction Materials (1.2%):
31,843	Ambuja Cements, Ltd.	98,200
5,500	Anhui Conch Cement Co., Ltd., Class A	33,315
66,000	Anhui Conch Cement Co., Ltd., Class H	414,014
114,000	Asia Cement Corp.	174,417
31,885	Cementos Argos SA	74,474
747,464	Cemex SAB de C.V.	315,114
200,000	China National Buildings Material Co., Ltd.	174,615
130,000	China Resources Cement Holdings, Ltd.	125,628
15,040	Grasim Industries, Ltd.	199,934
14,963	Grupo Argos SA	80,617
969	POSCO Chemtech Co., Ltd.	45,108
103,400	PT Indocement Tunggal Prakarsa Tbk	146,557
158,500	PT Semen Indonesia (Persero) Tbk	130,022
447	Shree Cement, Ltd.	141,344
8,700	Siam Cement PCL	133,912
245,700	Taiwan Cement Corp.	364,499
28,300	The Siam Cement Public Co., Ltd.	435,597
1,679	Titan Cement Co. SA	32,746
5,138	Ultra Tech Cement, Ltd.	339,148

		3,459,261

Consumer Finance (0.2%):
8,634	Bajaj Finance, Ltd.	460,485
14,493	Mahindra & Mahindra Financial Services	81,680
28,300	Muangthai Capital PCL, Class R	52,189
1,493	Samsung Card Co., Ltd.	49,399
8,554	Shriram Transport Finance	134,577

		778,330

Containers & Packaging (0.1%):
35,728	Klabin SA	152,151

Diversified Consumer Services (0.5%):
73,999	Kroton Educacional SA	211,437
7,319	New Oriental Education & Technology Group, Inc., ADR*	706,869
18,198	TAL Education Group, ADR*	693,344

		1,611,650

Diversified Financial Services (1.0%):
13,500	Ayala Corp.	235,648
62,420	Chailease Holding Co., Ltd.	258,672

See accompanying notes to the financial statements.

4

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
108,000	Far East Horizon, Ltd.	$110,569
171,152	FirstRand, Ltd.	833,689
356,000	Fubon Financial Holdings Co., Ltd.	526,178
6,037	Grupo de Inversiones Surameric	59,486
12,163	Grupo de Inversiones Suramericana SA	129,168
5,337	GT Capital Holdings, Inc.	97,951
50,558	Haci Omer Sabanci Holding AS	75,138
757,800	Metro Pacific Investments Corp.	71,026
8,314	PSG Group, Ltd.	141,171
31,853	REC, Ltd.	76,086
26,283	Remgro, Ltd.	351,130
37,732	RMB Holdings, Ltd.	226,407

		3,192,319

Diversified Telecommunication Services (1.3%):
16,641	Bharti Infratel, Ltd.	64,454
132,000	China Communications Services Corp., Ltd.	102,515
742,000	China Telecom Corp., Ltd., Class H	373,642
2,120,000	China Tower Corp., Ltd., Class H	557,774
328,000	China Unicom Hong Kong, Ltd.	360,453
189,000	Chunghwa Telecom Co., Ltd.	687,865
92,979	Emirates Telecommunications Group Co. PJSC	422,300
13,101	Hellenic Telecommunications Organization SA (OTE)	193,745
4,921	LG Uplus Corp.	61,858
5,141	Ooredoo Qsc	92,449
22,985	Orange Polska SA*	41,238
2,513,600	PT Telekomunikasi Indonesia Tbk	738,214
5,248	Telecom Argentina SA, ADR	92,732
23,002	Telefonica Brasil	299,021
78,100	Telekom Malaysia Berhad	75,647
13,265	Telkom SA SOC, Ltd.	86,889
497,800	True Corp. PCL	95,029

		4,345,825

Electric Utilities (0.9%):
12,187	Centrais Eletricas Brasileiras S.A	114,274
10,855	Centrais Eletricas Brasileiras S.A	99,664
8,518	CEZ	205,853
51,451	Companhia Energetica de Minas Gerais, ADR	199,007
1,535,592	ENEL Americas SA	270,912
1,498,988	ENEL Chile SA	142,506
6,727	Energisa SA	80,739
8,931	Equatorial Energia SA	213,545
2,025,679	Inter Rao Ues PJSC	145,198
18,720	Interconexion Electrica SA ESP	104,123
13,727	Korea Electric Power Corp., Ltd.*	303,829
8,520	Manila Electric Co.	64,350
3,449	Pampa Energia SA, ADR*^	119,577
38,674	PGE SA*	99,457
96,038	Power Grid Corp. of India, Ltd.	288,248
45,696	Tata Power Co., Ltd.	45,704
157,600	Tenega Nasional Berhad	528,378

		3,025,364

Electrical Equipment (0.2%):
33,350	Elswedy Cables Holding Co.	28,603
447,500	Fullshare Holdings, Ltd.*	27,807
14,271	Havells India, Ltd.	162,608
11,000	Luxshare Precision Industry Co., Ltd.	39,803

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
12,400	Nari Technology Co., Ltd.*	$33,703
170,000	Shanghai Electric Group Co., Ltd., Class H	61,456
27,400	Xinjiang Goldwind Science & Technology Co., Ltd.	29,998
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	29,968
33,600	Zhuzhou CRRC Times Electric Co., Ltd., Class H	177,116

		591,062

Electronic Equipment, Instruments & Components (2.0%):
38,500	AAC Technologies Holdings, Inc.	219,222
463,000	AU Optronics Corp.	138,837
53,000	China Railway Signal & Communication Corp., Ltd.	38,587
99,000	Delta Electronics, Inc.	503,555
46,000	Foxconn Technology Co., Ltd.	93,604
20,700	Hangzhou Hikvision Digital-A	83,359
636,000	Hon Hai Precision Industry Co., Ltd.	1,587,263
428,000	Innolux Corp.	101,193
34,500	Kingboard Holdings, Ltd.	96,232
55,500	Kingboard Laminates Holdings, Ltd.	50,987
5,000	Largan Precision Co., Ltd.	621,847
12,433	LG Display Co., Ltd.*	192,307
732	LG Innotek Co., Ltd.	69,250
2,995	Samsung Electro-Mechanics Co., Ltd., Series L	254,269
2,788	Samsung SDI Co., Ltd.	571,532
35,700	Sunny Optical Technology Group Co., Ltd.	370,242
76,000	Synnex Technology International Corp.	95,526
18,000	Walsin Technology Corp.	95,457
92,960	WPG Holdings, Ltd.	120,507
13,377	Yageo Corp.	114,125
26,000	Zhen Ding Technology Holding, Ltd.	83,405

		5,501,306

Energy Equipment & Services (0.1%):
94,000	China Oilfield Services, Ltd.	93,160
185,100	Dialog Group Berhad	146,128

		239,288

Entertainment (0.8%):
860,000	Alibaba Pictures Group, Ltd.*	185,118
3,507	CD Projekt SA	202,435
6,238	Iqiyi, Inc., ADR*^	128,815
834	Ncsoft Corp.	344,568
3,597	NetEase, Inc., ADR	920,005
1,414	Netmarble Corp.*	138,579
281	Pearl Abyss Corp.*	51,748
4,682	Tencent Music Entertainment Group, ADR*	70,183

		2,041,451

Equity Real Estate Investment Trusts (0.3%):
159,601	Fibra UNO Amdinistracion SA	211,417
65,874	Fortress REIT, Ltd., Class A	100,119
158,817	Growthpoint Properties, Ltd.	273,934
292,805	Redefine Properties, Ltd.	188,036

		773,506

Food & Staples Retailing (1.9%):
21,197	Atacadao Distribuicao Comercio e Industria, Ltd.	121,463
6,672	Avenue Supermarts, Ltd.*	135,132
69,700	Berli Jucker PCL	114,807
388	BGF Retail Co., Ltd.	70,958
16,616	Bid Corp., Ltd.	362,368

See accompanying notes to the financial statements.

5

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
12,035	BIM Birlesik Magazalar AS	$165,828
71,473	Cencosud SA	140,327
13,004	Clicks Group, Ltd.^	189,674
297,700	CP All PCL	834,973
2,270	Dino Polska SA*	79,760
1,085	E-Mart Co., Ltd.	131,707
1,004	GS Retail Co., Ltd.	34,174
19,067	Magnit OJSC, Registered Shares, GDR	277,884
19,599	Pickn Pay Stores, Ltd.	96,107
28,000	President Chain Store Corp.	270,953
12,199	Raia Drogasil SA	241,801
25,058	Shoprite Holdings, Ltd.	280,696
154,500	Sun Art Retail Group, Ltd.	146,472
10,296	The Spar Group, Ltd.	136,672
267,638	Wal-Mart de Mexico SAB de C.V.	730,817
6,532	X5 Retail Group NV, GDR	223,980
25,700	Yonghui Superstores Co., Ltd.	38,252

		4,824,805

Food Products (1.7%):
27,170	BRF-Brasil Foods SA*	208,907
2,633	Britannia Industries, Ltd.	104,772
182,700	Charoen Pokphand Foods Public Co., Ltd.	168,311
280,000	China Huishan Dairy Holdings Co., Ltd.*^(a)	717
147,000	China Mengniu Dairy Co., Ltd.	569,536
461	CJ CheilJedang Corp.	118,593
111,500	Dali Foods Group Co., Ltd.	74,098
3,700	Foshan Haitian Flavouring & Food Co., Ltd.	56,542
15,800	Genting Plantations Berhad	38,259
10,900	Gruma, SAB de C.V., Class B	102,321
85,224	Grupo Bimbo SAB de C.V., Series A	177,778
8,700	Henan Shuanghui Investment & Development Co., Ltd.	31,579
7,800	Inner Mongolia Yili Indsutrial Group Co., Ltd.	38,011
100,800	IOI Corp. Berhad	103,744
54,024	JBS SA	298,594
25,700	Kuala Lumpur Kepong Berhad	152,840
4,381	M Dias Branco SA	44,457
3,400	Muyuan Foodstuff Co., Ltd.	29,121
1,155	Nestle India, Ltd.	199,547
3,100	Nestle Malaysia Bhd	111,923
10,200	New Hope Liuhe Co., Ltd., Class A	25,826
1,142	Orion Corp./ Republic of Korea	91,472
84	Ottogi Corp.	49,843
30,380	PPB Group Berhad	137,584
394,500	PT Charoen Pokphand Indonesia Tbk	131,992
116,600	PT Indofood CBP Sukses Makmur Tbk	83,763
210,300	PT Indofood Sukses Makmur Tbk	104,623
16,900	QL Resources Berhad	27,976
98,600	Sime Darby Plantation Bhd	117,463
17,000	Standard Foods Corp.	33,228
169,500	Thai Union Frozen Products PCL	101,153
7,922	Tiger Brands, Ltd.^	125,915
116,000	Tingyi (Caymen Is) Holding Corp.	193,577
67,000	Uni-President China Holdings, Ltd.	74,635
244,000	Uni-President Enterprises Corp.	649,680
45,370	Universal Robina Corp.	147,196
266,000	Want Want China Holdings, Ltd.	215,700
11,700	Wens Foodstuffs Group Co., Ltd.	61,121

Shares		Fair Value
Common Stocks, continued
Food Products, continued
23,000	Yihai International Holding, Ltd.	$119,519

		5,121,916

Gas Utilities (0.5%):
27,000	Beijing Enterprises Holdings, Ltd.	137,299
94,800	China Gas Holdings, Ltd.	351,901
46,000	China Resources Gas Group, Ltd.	228,053
39,100	ENN Energy Holdings, Ltd.	380,791
41,454	GAIL India, Ltd.	188,051
26,649	Infraestructura Energetica Nova, SAB de C.V.	104,695
1,191	Korea Gas Corp.	43,561
29,700	Petronas Gas Berhad	124,855
548,900	PT Perusahaan Gas Negara Tbk	82,014

		1,641,220

Health Care Equipment & Supplies (0.1%):
67,200	Hartalega Holdings Berhad	85,348
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	119,782
70,800	Top Glove Corp. Berhad	84,208

		289,338

Health Care Providers & Services (0.6%):
10,010	Aier Eye Hospital Group Co., Ltd., Class A	45,185
469,800	Bangkok Dusit Medical Services Public Co., Ltd.	398,687
19,800	Bumrungrad Hospital PCL	109,121
2,630	Celltrion Healthcare Co., Ltd.*	128,902
125,900	IHH Healthcare Berhad	177,021
70,595	Life Healthcare Group Holdings Pte, Ltd.	112,611
68,440	Netcare, Ltd.	87,425
13,798	Notre Dame Intermedica Participacoes SA	144,905
43,100	Shanghai Pharmaceuticals Holding Co., Ltd.	84,789
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	5,025
63,600	Sinopharm Group Co., Series H	224,128

		1,517,799

Health Care Technology (0.1%):
188,000	Alibaba Health Information Technology, Ltd.*	180,350

Hotels, Restaurants & Leisure (0.7%):
25,194	Alsea SAB de C.V.*	49,601
3,500	China International Travel Service Corp., Ltd., Class A	45,266
114,000	Genting Berhard	186,918
173,300	Genting Malaysia Berhad	135,992
7,011	Huazhu Group, Ltd., ADR	254,149
23,260	Jollibee Foods Corp.	127,970
5,881	Kangwon Land, Inc.	154,079
142,200	Minor International PCL	190,126
12,426	OPAP SA	139,152
18,436	Yum China Holdings, Inc.	851,743

		2,134,996

Household Durables (0.3%):
7,079	Arcelik AS*	23,822
2,751	Coway Co., Ltd.	184,493
5,299	Gree Electric Appliances, Inc. of Zhuhai, Class A	42,499
67,000	Haier Electronics Group Co., Ltd.	185,480
5,242	LG Electronics, Inc.	360,529
3,100	Midea Group Co., Ltd., Class A	23,469
10,000	Nien Made Enterprise Co., Ltd.	75,340
17,100	Qingdao Haier Co. Limited*	43,109

See accompanying notes to the financial statements.

6

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
104,000	Tatung Co., Ltd.*	$62,880

		1,001,621

Household Products (0.4%):
32,915	Hindustan Unilever, Ltd.	852,608
74,024	Kimberl- Clark de Mexico SAB de C.V.	137,673
81,600	PT Unilever Indonesia Tbk	259,993

		1,250,274

Independent Power and Renewable Electricity Producers (0.5%):
107,100	Aboitiz Power Corp.	72,751
675,000	Cgn Power Co., Ltd., Class H	185,897
170,000	China Longyuan Power Group Corp.	109,211
41,500	China National Nuclear Power Co., Ltd.	33,637
185,000	China Power International Develpoment, Ltd.	45,279
112,000	China Resources Power Holdings Co.	163,380
23,400	China Yangtze Power Co., Ltd.*	61,031
415,329	Colbun SA	85,836
13,200	Electricity Genera PCL	139,900
10,904	Engie Brasil Energia SA	123,459
20,500	Gulf Energy Development PCL, Class R	82,227
56,200	Huadian Power International Corp, Ltd., Class A	30,846
226,000	Huaneng Power International, Inc., Class H	132,907
256,000	Huaneng Renewables Corp., Ltd.	70,509
126,941	NTPC, Ltd.	259,970
33,400	Ratch Group PCL	72,703

		1,669,543

Industrial Conglomerates (1.4%):
105,390	Aboitiz Equity Ventures, Inc.	113,144
147,446	Alfa SAB de C.V., Class A	144,912
254,400	Alliance Global Group, Inc.	76,679
14,577	Bidvest Group, Ltd.	196,110
291,000	Citic, Ltd.	418,659
713	CJ Corp.	62,425
275,700	DMCI Holdings, Inc.	55,448
154,000	Far Eastern New Century Corp.	165,891
137,000	Fosun International, Ltd.	182,232
24,392	Grupo Carso SAB de C.V.	90,959
2,279	Hanwha Corp.	52,691
28,800	Hap Seng Consolidated Berhad	69,397
96,370	Industries Qatar Q.S.C.	304,466
153,160	JG Summit Holdings, Inc.	201,517
35,708	KOC Holdings AS	108,378
5,073	LG Corp.	337,981
1,672	Lotte Corp.	63,784
4,056	Samsung C&T Corp.	336,529
32,000	Shanghai Industrial Holdings, Ltd.	69,459
111,900	Sime Darby Berhad	61,261
1,693	SK C&C Co., Ltd.	340,133
12,880	SM Investments Corp.	243,634
23,255	Turkiye Sise ve Cam Fabrikalari AS	20,872

		3,716,561

Insurance (3.8%):
2,039	Bajaj Finserv, Ltd.	251,836
37,419	BB Seguridade Participacoes SA	315,586
382,000	Cathay Financial Holding Co., Ltd.	527,242
398,000	China Life Insurance Co., Ltd.	975,981

Shares		Fair Value
Common Stocks, continued
Insurance, continued
133,088	China Life Insurance Co., Ltd.*	$106,296
5,800	China Pacific Insurance Group Co., Ltd., Class A	30,892
137,000	China Pacific Insurance Group Co., Ltd., Class H	536,236
210,000	China Reinsurance Group Corp.	37,393
84,600	China Taiping Insurance Holdings Co., Ltd.	226,665
2,649	DB Insurance Co., Ltd.	136,035
18,715	Discovery, Ltd.	198,425
15,367	Hanwha Life Insurance Co., Ltd.	43,578
3,542	Hyundai Marine & Fire Insurance Co., Ltd.	87,385
5,649	ICICI Lombard General Insurance Co., Ltd.	91,070
6,375	IRB Brasil Resseguros SA	163,555
7,924	Liberty Holding, Ltd.	59,484
50,823	MMI Holdings, Ltd.	68,480
38,600	New China Life Insurance Co., Ltd.	188,335
4,500	New China Life Insurance Co., Ltd., Class A	36,126
264,182	Old Mutual, Ltd.	398,331
1,520	Orange Life Insurance, Ltd.	41,672
443,000	People’s Insurance Co. Group of China, Ltd. (The)	173,123
368,000	Picc Property & Casuality Co., Ltd., Class H	396,098
21,200	Ping An Insurance Group Co. of China, Ltd.	274,191
278,500	Ping An Insurance Group Co. of China, Ltd.	3,352,082
5,556	Porto Seguro SA	74,788
32,312	Powszechny Zaklad Ubezpieczen SA	378,206
9,828	Qatar Insurance Co.	94,662
36,848	Rand Merchant Investment Holdings, Ltd.	88,919
1,526	Samsung Fire & Marine Insurance Co., Ltd.	354,217
3,742	Samsung Life Insurance Co., Ltd.	271,061
90,461	Sanlam, Ltd.	502,906
611,898	Shin Kong Financial Holdings Co., Ltd.	185,935
10,516	Sul America SA	102,769
11,700	Zhongan Online P&c Insurance Co., Ltd.*^	32,170

		10,801,730

Interactive Media & Services (6.1%):
4,593	58.com, Inc., ADR*	285,547
2,878	Autohome, Inc., ADR*^	246,414
14,198	Baidu, Inc., ADR*	1,666,277
2,674	Daum Kakao Corp.	304,831
7,740	Momo, Inc., ADR	277,092
7,148	NHN Corp.	705,803
3,404	Sina Corp.*	146,815
291,500	Tencent Holdings, Ltd.	13,194,396
2,832	Weibo Corp., ADR*^	123,334
2,623	YY, Inc., ADR*	182,797

		17,133,306

Internet & Direct Marketing Retail (5.4%):
72,478	Alibaba Group Holding, Ltd., ADR*	12,275,118
8,004	B2W Cia Digital*	68,213
2,123	Baozun, Inc., ADR*^	105,853
574	CJ ENM Co., Ltd.	88,128
20,947	Ctrip.com International, ADR*	773,154
37,581	JD.com, Inc., ADR*	1,138,328
50,900	Meituan Dianping*	446,625
10,191	Pinduoduo, Inc., ADR*	210,240
23,270	Vipshop Holdings, Ltd., ADR*	200,820

		15,306,479

See accompanying notes to the financial statements.

7

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (1.8%):
63,154	Cielo SA	$110,540
2,753	Gds Holdings, Ltd., ADR*^	103,431
27,210	HCL Technologies, Ltd.	419,778
177,969	Infosys, Ltd.	1,893,986
1,861	Samsung SDS Co., Ltd.	346,476
45,856	Tata Consultancy Services, Ltd.	1,480,003
23,959	Tech Mahindra, Ltd.	245,312
50,000	Travelsky Technology, Ltd., Series H	100,506
52,122	Wipro, Ltd.	211,993

		4,912,025

Leisure Products (0.0%†):
14,000	Giant Manufacturing Co., Ltd.	109,629
1,777	HLB, Inc.*	54,515

		164,144

Life Sciences Tools & Services (0.2%):
4,215	Divi’s Laboratories, Ltd.	97,698
44,000	Genscript Biotech Corp.*	110,676
884	Samsung Biologics Co., Ltd.*	245,291
7,700	WuXi AppTec Co., Ltd., Class H	67,590
26,000	Wuxi Biologics Cayman, Inc.*	233,674

		754,929

Machinery (0.8%):
5,000	AirTac International Group	56,293
56,569	Ashok Leyland, Ltd.	71,510
87,000	China Conch Venture Holdings, Ltd.	307,565
21,100	China Shipbuilding Industry Co., Ltd., Class A	17,165
51,299	CRRC Corp., Ltd., Class A	60,507
241,000	CRRC Corp., Ltd., Class H	201,348
1,338	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	37,884
2,359	Doosan Bobcat, Inc.	74,413
44,000	Haitian International Holdings, Ltd.	91,090
13,090	Hiwin Technologies Corp.	110,102
460	Hyundai Heavy Industries Holdings Co., Ltd.	129,064
2,034	Korea Shipbuilding & Offshore*	209,149
21,663	Samsung Heavy Industries Co., Ltd., Class R*	153,075
26,100	Sany Heavy Industry Co., Ltd.	49,797
35,500	Sinotruk Hong Kong, Ltd.	61,527
44,863	WEG SA	249,596
104,000	Weichai Power Co., Ltd., Class H	176,032

		2,056,117

Marine (0.0%†):
134,000	Cosco Shipping Holdings Co., Ltd.*	52,417
150,815	Evergreen Marine Corp., Ltd.	60,554
53,100	MISC Berhad	92,085
10,292	Pan Ocean Co., Ltd.*	41,412

		246,468

Media (2.0%):
3,550	Cheil Worldwide, Inc.	90,411
14,200	China Literature, Ltd.*	66,615
15,055	Cyfrowy Polsat SA	120,260
124,729	Grupo Televisa SAB	210,917
13,390	Megacable Holdings SAB de C.V.	56,896
23,449	MultiChoice Group, Ltd.*	223,320
22,384	Naspers, Ltd.	5,440,733
404,000	PT Surya Citra Media Tbk	46,083

Shares		Fair Value
Common Stocks, continued
Media, continued
25,111	ZEE Entertainment Enterprises, Ltd.	$123,599

		6,378,834

Metals & Mining (3.1%):
137,795	Alrosa PAO	187,515
210,000	Aluminum Corp. of China, Ltd.*	74,562
75,400	Angang Steel Co., Ltd.	34,428
2,630	Anglo American Platinum, Ltd.	156,567
22,050	AngloGold Ashanti, Ltd.	395,250
25,400	Baoshan Iron & Steel Co., Ltd., Class A	24,062
83,500	China Hongqiao Group, Ltd.	58,718
210,000	China Molybdenum Co., Ltd., Class H	66,540
46,000	China Oriental Group Co., Ltd.	26,836
589,000	China Steel Corp.	473,443
96,400	China Zhongwang Holdings, Ltd.	48,698
10,930	Cia de Minas Buenaventura SA, ADR	182,203
33,377	Companhia Siderurgica Nacional SA (CSN)	145,269
81,505	Eregli Demir ve Celik Fabrikalari T.A.S.	110,981
43,916	Gold Fields	240,256
176,964	Grupo Mexico SAB de C.V., Series B	470,033
58,675	Hindalco Industries, Ltd.	176,017
4,280	Hyundai Steel Co.	155,115
6,828	Industrias Penoles SAB de C.V.	88,349
226,900	Inner Mongolia Baotou Steel Union Co., Ltd.	55,865
3,269	Jastrzebska Spolka Weglowa SA	41,403
86,000	Jiangxi Copper Co., Ltd.	114,286
45,225	JSW Steel, Ltd.	181,241
7,484	KGHM Polska Miedz SA*	207,667
454	Korea Zinc Co.	187,330
3,443	Kumba Iron Ore, Ltd.	122,355
64,500	Maanshan Iron & Steel Co., Ltd., Class A	32,040
153,767	Magnitogorsk Iron & Steel Works PJSC	109,404
3,384	MMC Norilsk Nickel PJSC	765,794
132,000	MMG, Ltd.*	45,821
64,075	Novolipetsk Steel PJSC	161,844
1,485	Polyus PJSC	137,007
3,975	POSCO	841,626
63,800	Press Metal Aluminium Holdings Bhd	67,981
11,606	Severstal	195,972
4,546	Southern Copper Corp.	176,612
16,508	Tata Steel, Ltd.	120,641
161,798	Vale SA	2,183,828
90,036	Vedanta, Ltd.	227,437
292,000	Zijin Mining Group Co., Ltd.	118,700

		9,209,696

Multiline Retail (0.5%):
8,526	El Puerto de Liverpool SAb de C.V.	47,482
805	Hyundai Department Store Co., Ltd.	57,651
39,679	Lojas Renner SA	487,397
497	Lotte Shopping Co., Ltd.	69,170
3,771	Magazine Luiza SA	207,364
18,300	Robinson Department Store Public Co., Ltd.	33,566
40,029	S.A.C.I. Falabella	261,473
417	Shinsegae Department Store Co.	108,696
49,321	Woolworths Holdings, Ltd.	171,367

		1,444,166

See accompanying notes to the financial statements.

8

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.0%†):
28,020	Qatar Electricity & Water Co.	$128,245
131,264	YTL Corporation Berhad	35,610

		163,855

Oil, Gas & Consumable Fuels (8.2%):
231,200	Banpu Public Co., Ltd.	113,286
32,994	Bharat Pertoleum Corp., Ltd.	187,261
79,000	China Coal Energy Co., Ltd., Class H	32,902
30,900	China Petroleum & Chemical Corp., Class A	24,688
1,312,000	China Petroleum & Chemical Corp., Class H	893,471
181,500	China Shenhua Energy Co., Ltd.	379,271
10,100	China Shenhua Energy Co., Ltd.	30,095
911,000	CNOOC, Ltd.	1,567,379
57,232	Coal India, Ltd.	210,706
9,247	Cosan sa industria e Comercio	111,153
255,875	Ecopetrol SA	232,686
20,845	Empresas Copec SA	228,448
86,000	Energy Absolute Public Co., Ltd.	156,351
11,846	Exxaro Resources, Ltd.	145,148
65,000	Formosa Petrochemical Corp.	231,636
544,160	Gazprom PJSC	2,003,865
4,941	Grupa Lotos SA	112,202
2,690	GS Holdings	119,360
33,065	Hindustan Petroleum Corp., Ltd.	138,658
94,230	Indian Oil Corp., Ltd.	212,490
56,800	Inner Mongolia Yitai Coal Co., Ltd.	61,654
572,300	IRPC PCL	93,352
172,000	Kunlun Energy Co., Ltd.^	150,021
21,129	LUKOIL PJSC	1,773,754
20,663	MOL Hungarian Oil And Gas PLC	229,582
2,388	Motor Oil (Hellas) Corinth Refineries SA	61,090
4,689	NovaTek OAO, Registered Shares, GDR	996,800
46,100	Oil & Gas Development Co., Ltd.	38,004
122,748	Oil & Natural Gas Corp., Ltd.	298,333
1,128,000	PetroChina Co., Ltd., Class H	620,654
209,624	Petroleo Brasileiro SA	1,496,574
155,314	Petroleo Brasileiro SA	1,214,421
10,500	Petronas Dagangan Berhad	64,603
32,190	Petronet LNG, Ltd.	114,449
14,814	Polski Koncern Naftowy Orlen SA	357,642
88,731	Polskie Gornictwo Naftowe i Gazownictwo SA	126,439
639,600	PT Adaro Energy Tbk	61,617
135,100	PT Tambang Batubara Bukit Asam Tbk	28,319
81,600	PT United Tractors Tbk	162,862
74,300	PTT Exploration & Production PCL	327,219
588,100	PTT PCL	935,467
15,420	Qatar Fuel QSC	90,910
145,170	Reliance Industries, Ltd.*	2,635,648
62,149	Rosneft Oil Co., Registered Shares, GDR	408,242
26,100	Shaanxi Coal Industry Co., Ltd.	35,152
2,767	SK Energy Co., Ltd.	381,014
2,354	S-Oil Corp.	170,627
405,508	Surgutneftegas PJSC	169,004
381,616	Surgutneftegas Prefernce	257,146
78,295	Tatneft PJSC	959,583
66,900	Thai Oil Public Co., Ltd.	145,181
3,684	Transportadora de Gas del Sur SA, ADR	53,271
6,354	Tupras-Turkiye Petrol Rafine	126,429

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
38,666	Ultrapar Participacoes SA	$202,429
102,000	Yanzhou Coal Mining Co.	95,445
8,881	YPF Sociedad Anonima, ADR	161,723

		22,235,716

Paper & Forest Products (0.4%):
56,497	Empresas CMPC SA	155,127
124,900	Indah Kiat Pulp & Paper Corp Tbk PT	82,926
82,000	Lee & Man Paper Manufacturing, Ltd.	57,249
5,875	Mondi, Ltd.	132,288
91,000	Nine Dragons Paper Holdings, Ltd.	80,846
70,200	Pabrik Kertas Tjiwi Kimia Tbk PT	62,504
28,296	Sappi, Ltd.	110,323
29,107	Suzano Papel e Celulose SA	249,047

		930,310

Personal Products (0.6%):
1,639	Amorepacific Corp.	233,914
378	Amorepacific Corp.	28,274
1,469	Amorepacific Group	79,395
28,325	Dabur India, Ltd.	164,361
18,132	Godrej Consumer Products, Ltd.	174,237
35,000	Hengan International Group Co., Ltd.	257,002
476	LG Household & Health Care, Ltd.	541,805
101	LG Household & Health Care, Ltd.	70,500
22,094	Marico, Ltd.	118,640
9,594	Natura Cosmeticos SA	141,162

		1,809,290

Pharmaceuticals (1.1%):
19,336	Aspen Pharmacare Holdings, Ltd.	137,995
14,897	Aurobindo Pharma, Ltd.	131,239
794	Celltrion Pharm, Inc.*	33,136
73,000	China Medical System Holdings, Ltd.	67,029
234,000	China Pharmaceutical Enterprise & Investment Corp.	375,820
80,500	China Resources Pharmaceutical	90,894
172,000	China Traditional Chinese Medicine Co., Ltd.	83,756
18,510	Cipla, Ltd.	148,702
6,122	Dr Reddy’s Laboratories, Ltd.	226,293
6,337	Glenmark Pharmaceuticals, Ltd.	40,720
372	Hanmi Pharm Co., Ltd.	130,276
916	Hanmi Science Co., Ltd.	54,099
2,844	Hutchison China MediTech, Ltd., ADR*^	62,568
18,598	Hypera SA	145,275
8,580	Jiangsu Hengrui Medicine Co., Ltd.	82,531
11,544	Lupin, Ltd.	126,236
61,500	Luye Pharma Group, Ltd.	44,659
4,033	Piramal Enterprises, Ltd.	113,733
1,171,200	PT Kalbe Farma Tbk	121,083
7,472	Richter Gedeon Nyrt	137,788
31,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	93,968
262,000	Sihuan Pharmaceutical Holdings Group, Ltd.	59,185
343,500	Sino Biopharmaceutical, Ltd.	352,270
82,000	SSY Group, Ltd.	73,786
44,889	Sun Pharmaceutical Industries, Ltd.	260,768
491	Yuhan Corp.	104,053
2,000	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	33,574

		3,331,436

See accompanying notes to the financial statements.

9

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (0.0%†):
1,138	51job, Inc., ADR*	$85,919

Real Estate Management & Development (2.7%):
74,000	Agile Property Holdings, Ltd.	99,227
236,599	Aldar Properties PJSC	121,844
393,800	Ayala Land, Inc.	390,648
10,148	Barwa Real Estate Co.	95,252
37,712	BR Malls Participacoes SA	140,758
570,800	Bumi Serpong Damai Tbk PT*	62,073
116,000	Central Pattana PCL	283,711
59,000	China Aoyuan Group, Ltd.	82,581
94,000	China Evergrande Group^	262,720
9,500	China Fortune Land Development Co., Ltd.	45,099
12,400	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A*	37,784
196,000	China Overseas Land & Investment, Ltd.	723,298
148,000	China Resources Land, Ltd.	649,182
21,000	China Vanke Co., Ltd., Class A	85,202
71,800	China Vanke Co., Ltd., Class H	269,508
148,000	CIFI Holdings Group Co., Ltd.	97,694
405,000	Country Garden Holdings Co., Ltd.	613,532
28,114	Emaar Development PJSC	30,724
104,354	Emaar Malls PJSC	57,691
177,938	Emaar Properties PJSC	214,322
278,000	Franshion Properties China, Ltd.	169,309
112,000	Future Land Development Holdings, Ltd.	147,533
6,000	Future Land Holdings Co., Ltd.	34,844
54,400	Greenland Holdings Corp., Ltd.	54,199
50,000	Guangzhou R&F Properties Co., Ltd., Class H	96,291
42,000	Highwealth Construction Corp.	66,916
116,000	Kaisa Group Holdings, Ltd.	57,445
69,500	KWG Group Holdings, Ltd.	70,261
370,200	Land & Houses Public Co., Ltd.	134,120
76,000	Logan Property Holdings Co., Ltd.	123,266
79,500	Longfor Properties Co., Ltd.	300,054
770,000	Megaworld Corp.	91,673
15,106	Multiplan Empreendimentos Imobiliarios SA	109,224
18,663	NEPI Rockcastle plc	171,678
18,100	Poly Real Estate Group Co., Ltd., Class A	33,693
1,266,300	PT Pakuwon Jati Tbk	65,465
41,040	Ruentex Development Co., Ltd.	58,709
70,800	Shanghai Lujiazue	85,729
78,000	Shenzhen Investment, Ltd.	28,767
62,000	Shimao Property Holdings, Ltd.	188,145
169,500	Sime Darby Property Bhd	42,270
218,500	Sino-Ocean Land Holdings, Ltd.	92,936
540,300	SM Prime Holdings, Inc.	391,370
118,500	Soho China, Ltd.	41,904
59,700	SP Setia Berhad	31,233
124,000	Sunac China Holdings, Ltd.	610,590
372,000	Yuexiu Property Co., Ltd.	84,418
89,000	Yuzhou Properties Co., Ltd.	41,881

		7,786,773

Road & Rail (0.2%):
292,700	BTS Group Holdings PCL	114,691
417	CJ Logistics Corp.*	48,631
10,239	Container Corp. of India, Ltd.	84,737
22,699	Daqin Railway Co., Ltd., Class A	26,754

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
30,691	Localiza Rent a Car SA	$327,590
58,337	Rumo SA*	314,986

		917,389

Semiconductors & Semiconductor Equipment (5.0%):
184,465	ASE Technology Holding Co., Ltd.	363,362
11,000	Globalwafers Co., Ltd.	111,858
18,000	Hua Hong Semiconductor, Ltd.	34,938
7,800	Longi Green Energy Technology Co., Ltd.	26,306
77,000	MediaTek, Inc.	780,855
58,000	Nanya Technology Corp.	120,467
33,000	Novatek Microelectronics Corp.	184,281
6,000	Phison Electronics Corp.	54,819
43,000	Powertech Technology, Inc.	105,383
25,000	Realtek Semiconductor Corp.	184,783
161,800	Semiconductor Manufacturing International Corp.*	180,558
27,755	SK Hynix, Inc.	1,672,300
1,255,000	Taiwan Semiconductor Manufacturing Co., Ltd.	9,574,887
631,000	United Microelectronics Corp.	283,665
48,000	Vanguard International Semiconductor Corp.	101,012
18,000	Win Semiconductors Corp.	116,027
146,000	Winbond Electronics Corp.	71,555
164,000	Xinyi Solar Holdings, Ltd.	80,517

		14,047,573

Software (0.2%):
1,643	Globant SA*	166,026
123,000	Kingdee International Software Group Co., Ltd.	132,337
47,000	Kingsoft Corp., Ltd.*^	101,973

		400,336

Specialty Retail (0.5%):
2,316	FF Group*(a)	26
651,000	GOME Retail Holdings, Ltd.*	70,081
296,700	Home Product Center Public Co., Ltd.	169,322
14,000	Hotai Motor Co., Ltd.	229,347
1,618	Hotel Shilla Co., Ltd.	136,234
6,593	Jumbo SA	127,439
13,097	Mr Price Group, Ltd.	184,693
18,683	Petrobras Distribuidora SA	121,656
17,100	Suning.com Co., Ltd., Class A	28,613
12,023	The Foschini Group, Ltd.	154,156
23,121	Truworths International, Ltd.	114,984
29,500	Zhongsheng Group Holdings, Ltd.	82,272

		1,418,823

Technology Hardware, Storage & Peripherals (4.5%):
156,000	Acer, Inc.	96,918
18,199	Advantech Co., Ltd.	154,835
34,000	Asustek Computer, Inc.	243,255
57,900	BOE Technology Group Co., Ltd., Class A	29,043
35,000	Catcher Technology Co., Ltd.	251,150
36,360	Chicony Electronics Co., Ltd.	89,595
216,000	Compal Electronics, Inc.	141,636
22,699	Focus Media Information Technology Co., Ltd., Class A*	17,504
134,000	Inventec Corp.	106,558
17,400	Legend Holdings Corp., Class H	41,000
386,000	Lenovo Group, Ltd.	299,328
113,000	Lite-On Technology Corp.	165,188
89,500	Meitu, Inc.*	28,914

See accompanying notes to the financial statements.

10

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
31,000	Micro-Star International Co., Ltd.	$88,064
95,000	Pegatron Corp.	164,496
145,000	Quanta Computer, Inc.	282,276
243,019	Samsung Electronics Co., Ltd.	9,910,512
162,863	Wistron Corp.	127,298
183,800	Xiaomi Corp., Class B*^	235,781

		12,473,351

Textiles, Apparel & Luxury Goods (0.9%):
57,000	Anta Sports Products, Ltd.^	389,766
1,274	CCC SA	57,576
8,220	Eclat Textile Co., Ltd.	105,659
15,000	Feng Tay Enterprise Co., Ltd.	117,267
2,419	Fila Korea, Ltd.	160,976
49,000	Formosta Taffeta Co., Ltd.	61,741
936,000	HengTen Networks Group, Ltd.*	22,326
97,500	Li Ning Co., Ltd.	230,325
67	LPP SA	137,222
323	Page Industries, Ltd.	96,414
105,000	Pou Chen Corp.	130,285
23,400	Ruentex Industries, Ltd.	56,942
40,200	Shenzhou International Group	550,731
16,610	Titan Co., Ltd.	321,202

		2,438,432

Thrifts & Mortgage Finance (1.1%):
83,230	Housing Development Finance Corp., Ltd.	2,643,415
12,949	Indiabulls Housing Finance, Ltd.	114,012
16,895	LIC Housing Finance, Ltd.	135,916

		2,893,343

Tobacco (0.5%):
6,500	British American Tobacco Malaysia Berhad	45,335
533,100	Hanjaya Mandala Sampoerna Tbk PT	118,578
173,901	ITC, Ltd.	691,132
5,823	KT&G Corp.	497,075
23,300	PT Gudang Garam Tbk	126,821

		1,478,941

Trading Companies & Distributors (0.0%†):
11,100	BOC Aviation, Ltd.	93,129
2,050	Daewoo International Corp.	32,641

		125,770

Transportation Infrastructure (1.0%):
27,676	Adani Ports & Special Economic Zone, Ltd.	164,505
229,100	Airports of Thailand Public Co., Ltd.	549,123
398,600	Bangkok Expressway & Metro	148,205
74,000	Beijing Capital International Airport Co., Ltd.	64,801
85,228	China Merchants Holdings International Co., Ltd.	145,062
64,789	Companhia de Concessoes Rodoviarias	230,515
82,000	Cosco Pacific, Ltd.	80,674
8,874	DP World, Ltd.	141,464
11,031	Grupo Aeroportuario de Sur	178,826
19,118	Grupo Aeroporturaio del Pacifico SAB de C.V.	199,132
45,220	International Container Terminal Services, Inc.	129,149
64,000	Jiangsu Expressway Co., Ltd., Series H	91,022
54,700	Malaysia Airports Holdings Berhad	113,178
12,192	Promotora Y Operadora de Infraestructura SAB de CV	121,178
81,807	PT Jasa Marga Persero Tbk	33,165

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
3,000	Shanghai International Air	$36,671
35,399	Shanghai International Port Group Co., Ltd.	35,221
51,000	Shenzhen International Holdings, Ltd.	101,543
110,000	Taiwan High Speed Rail Corp.	162,179
11,315	TAV Havalimanlari Holding AS	52,857
70,800	Westports Holding Berhad	67,735
76,000	Zhejiang Expressway Co., Ltd.	80,102

		2,926,307

Water Utilities (0.3%):
130,347	Aguas Andinas SA, Class A	76,968
282,000	Beijing Enterprises Water Group, Ltd.	167,849
17,048	Cia Saneamento Basico Do Estado de Sao Paulo	209,897
158,000	Guangdong Investment, Ltd.	312,711

		767,425

Wireless Telecommunication Services (2.9%):
57,400	Advanced Info Service Public Co., Ltd.	408,062
1,723,431	America Movil SAB de C.V., Series L	1,254,643
152,000	Axiata Group Berhad	183,301
90,247	Bharti Airtel, Ltd.	453,262
313,500	China Mobile, Ltd.	2,853,713
36,300	China United Network Communications, Ltd.	32,607
160,100	DIGI.com Berhad	195,867
8,615	Empresa Nacional de Telecomunicaciones SA*	87,754
83,000	Far EasTone Telecommunications Co., Ltd.	209,275
1,585	Globe Telecom, Inc.	69,945
104,700	Intouch Holdings Public Co., Ltd.	214,248
125,400	Maxis Berhad	169,152
26,706	Mobile TeleSystems PJSC, ADR	248,633
86,669	MTN Group, Ltd.^	657,155
4,620	PLDT, Inc.	116,011
1,079	SK Telecom Co., Ltd.	242,125
78,000	Taiwan Mobile Co., Ltd.	307,451
38,550	Tim Participacoes SA	116,776
36,500	Total Access Communication Public Co., Ltd.	63,121
50,484	Turkcell Iletisim Hizmetleri AS	111,761
32,576	Vodacom Group, Ltd.^	276,972
357,428	Vodafone Idea, Ltd.*	63,167

		8,335,001

Total Common Stocks (Cost $216,064,091)		271,172,582

Preferred Stocks (2.3%):
Automobiles (0.1%):
1,950	Hyundai Motor Co., Ltd., 3.59%, 6/27/19	145,920

Banks (1.5%):
206,930	Banco Bradesco SA, 2.56%, 1/3/20	2,034,105
247,866	Itau Unibanco Holding SA, Series S, 3.97%, 1/3/20	2,340,953

		4,375,058

Chemicals (0.0%†):
8,883	Braskem SA, Class A, 3.98%, 5/8/19*	81,049

Food & Staples Retailing (0.1%):
8,122	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 1.70%, 9/27/19	200,295

Metals & Mining (0.1%):
49,623	Gerdau SA, 2.04%, 11/21/19	196,460

Multiline Retail (0.1%):
39,691	Lojas Americanas SA, 0.38%, 1/6/20	170,268

See accompanying notes to the financial statements.

11

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.4%):
41,971	Samsung Electronics Co., Ltd., 2.78%, 9/27/19	$1,390,020

Total Preferred Stocks (Cost $5,170,306)		6,559,070

Convertible Preferred Stock (0.0%†):
Industrial Conglomerates (0.0%†):
106	CJ Corp., 3/7/19*(a)	2,479

Total Convertible Preferred Stock (Cost $2,858)		2,479

Rights (0.0%†):
Biotechnology (0.0%†):
46	Helixmith Co., Ltd. – Rights, Expires on 8/07/19*	1,299

Electric Utilities (0.0%†):
500,607	Enel Americas SA – Rights, Expires on 7/29/19*	7,364
178,922	Rushydro PJSC – Rights, Expires on 12/31/49*	—

		7,364

Total Rights (Cost $—)		8,663

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Exchange Traded Fund (1.4%):
118,300	iShares MSCI Saudi Arabia ETF, 2.20%	$3,906,266

Total Exchange Traded Fund (Cost $3,848,714)		3,906,266

Securities Held as Collateral for Securities on Loan (1.3%):
$3,758,478	BlackRock Liquidity FedFund, Institutional Class(a)	3,758,478

Total Securities Held as Collateral for Securities on Loan (Cost $3,758,478)		3,758,478

Money Markets (0.3%):
929,557	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(b)	929,557

Total Money Markets (Cost $929,557)		929,557

Total Investment Securities (Cost $229,774,004) — 100.3%(c)		286,337,095
Net other assets (liabilities) — (0.3)%		(838,616)

Net Assets — 100.0%		$285,498,479

Percentages indicated are based on net assets as of June 30, 2019.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

GDR—Global Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019, was $3,523,865.

†	Represents less than 0.05%.

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(b)	The rate represents the effective yield at June 30, 2019.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage

Argentina	0.3%
Bermuda	0.3%
Brazil	7.5%
Cayman Islands	1.4%
Chile	0.9%
China	23.6%
Colombia	0.4%
Czech Republic	0.2%
Egypt	0.1%
Greece	0.3%
Hong Kong	5.6%
Hungary	0.3%
India	8.8%
Indonesia	2.1%
Korea, Republic Of	0.2%
Luxembourg	0.1%
Malaysia	2.1%

Country	Percentage
Mexico	2.5%
Pakistan	— %^
Peru	0.1%
Philippines	1.1%
Poland	1.1%
Qatar	0.9%
Republic of Korea (South)	11.9%
Romania	0.1%
Russian Federation	3.9%
Singapore	— %^
South Africa	5.8%
Switzerland	0.2%
Taiwan, Province Of China	10.6%
Thailand	3.0%
Turkey	0.5%
United Arab Emirates	0.7%
United States	3.4%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the financial statements.

12

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Futures Contracts

Cash of $200,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)	9/20/19	76	$4,002,920	$153,865

				$153,865

See accompanying notes to the financial statements.

13

AZL MSCI Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$229,774,004

Investment securities, at value(a)	$286,337,095
Cash	4
Segregated cash for collateral for futures contracts	200,000
Interest and dividends receivable	1,314,928
Foreign currency, at value (cost $1,893,290)	1,921,143
Receivable for capital shares issued	79
Receivable for investments sold	13,000
Reclaims receivable	44,655
Prepaid expenses	2,722

Total Assets	289,833,626

Liabilities:
Payable for investments purchased	5,561
Payable for capital shares redeemed	38,836
Payable for collateral received on loaned securities	3,758,478
Payable for variation margin on futures contracts	10,950
Accrued foreign taxes	358,079
Manager fees payable	102,613
Administration fees payable	4,105
Distribution fees payable	53,435
Custodian fees payable	802
Administrative and compliance services fees payable	9
Transfer agent fees payable	41
Trustee fees payable	7
Other accrued liabilities	2,231

Total Liabilities	4,335,147

Net Assets	$285,498,479

Net Assets Consist of:
Paid in capital	$209,004,847
Total distributable earnings	76,493,632

Net Assets	$285,498,479

Class 1
Net Assets	$17,802,533
Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,309,408
Net Asset Value (offering and redemption price per share)	$7.71

Class 2
Net Assets	$267,695,946
Shares of beneficial interest (unlimited number of shares authorized, no par value)	34,783,936
Net Asset Value (offering and redemption price per share)	$7.70

(a)	Includes securities on loan of $3,523,865.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$4,134,334
Income from securities lending	21,471
Foreign withholding tax	(413,682)

Total Investment Income	3,742,123

Expenses:
Manager fees	1,306,051
Administration fees	58,686
Distribution fees — Class 2	361,763
Custodian fees	111,287
Administrative and compliance services fees	2,514
Transfer agent fees	5,277
Trustee fees	8,049
Professional fees	6,943
Shareholder reports	9,984
Other expenses	103,878

Total expenses before reductions	1,974,432
Less expenses voluntarily waived/reimbursed by the Manager	(614,612)

Net expenses	1,359,820

Net Investment Income/(Loss)	2,382,303

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities and foreign currencies	8,841,649
Net realized gains/(losses) on futures contracts	189,214
Change in net unrealized appreciation/depreciation on securities and foreign currencies	21,158,057
Change in net unrealized appreciation/depreciation on futures contracts	166,349
Change in accrued foreign tax liability	(187,495)

Net realized and Change in net unrealized gains/losses on investments	30,167,774

Change in Net Assets Resulting From Operations	$32,550,077

See accompanying notes to the financial statements.

14

AZL MSCI Emerging Markets Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,382,303	$5,374,748
Net realized gains/(losses) on investments	9,030,863	5,870,234
Change in unrealized appreciation/depreciation on investments	21,136,911	(62,751,116)

Change in net assets resulting from operations	32,550,077	(51,506,134)

Distributions to Shareholders:
Class 1	—	(1,073,981)
Class 2	—	(15,015,765)

Change in net assets resulting from distributions to shareholders	—	(16,089,746)

Capital Transactions:
Class 1
Proceeds from shares issued	20,217	45,086
Proceeds from dividends reinvested	—	1,073,981
Value of shares redeemed	(1,018,265)	(2,620,722)

Total Class 1 Shares	(998,048)	(1,501,655)

Class 2
Proceeds from shares issued	2,528,004	50,226,543
Proceeds from dividends reinvested	—	15,015,765
Value of shares redeemed	(63,492,756)	(56,003,214)

Total Class 2 Shares	(60,964,752)	9,239,094

Change in net assets resulting from capital transactions	(61,962,800)	7,737,439

Change in net assets	(29,412,723)	(59,858,441)
Net Assets:
Beginning of period	314,911,202	374,769,643

End of period	$285,498,479	$314,911,202

Share Transactions:
Class 1
Shares issued	2,612	5,252
Dividends reinvested	—	152,989
Shares redeemed	(134,791)	(324,306)

Total Class 1 Shares	(132,179)	(166,065)

Class 2
Shares issued	337,005	6,909,538
Dividends reinvested	—	2,138,998
Shares redeemed	(8,167,479)	(6,567,090)

Total Class 2 Shares	(7,830,474)	2,481,446

Change in shares	(7,962,653)	2,315,381

See accompanying notes to the financial statements.

15

AZL MSCI Emerging Markets Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$6.99		$8.78	$6.60	$6.04	$7.35	$7.81

Investment Activities:
Net Investment Income/(Loss)	0.07	(a)	0.16	0.12	0.06	0.07	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.65		(1.50)	2.30	0.56	(1.00)	(0.48)

Total from Investment Activities	0.72		(1.34)	2.42	0.62	(0.93)	(0.38)

Distributions to Shareholders From:
Net Investment Income	—		(0.16)	(0.04)	(0.06)	(0.10)	(0.07)
Net Realized Gains	—		(0.29)	(0.20)	—	(0.28)	(0.01)

Total Dividends	—		(0.45)	(0.24)	(0.06)	(0.38)	(0.08)

Net Asset Value, End of Period	$7.71		$6.99	$8.78	$6.60	$6.04	$7.35

Total Return(b)	10.30	%(c)	(15.31)%	36.97%	10.21%	(12.69)%	(4.96)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$17,803		$17,072	$22,883	$19,006	$20,505	$26,194
Net Investment Income/(Loss)(d)	1.99%		1.89%	1.56%	1.05%	0.86%	1.14%
Expenses Before Reductions(d)(e)	1.05%		1.03%	1.11%	1.41%	1.49%	1.46%
Expenses Net of Reductions(d)	0.65%		0.63%	0.71%	1.14%	1.33%	1.31%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly	0.65%		0.63%	0.71%	1.14%	1.33%	1.31	%(f)
Portfolio Turnover Rate(g)	5%		20%	19%	115%	45%	58%

Class 2

Net Asset Value, Beginning of Period	$6.99		$8.77	$6.60	$6.04	$7.34	$7.80

Investment Activities:
Net Investment Income/(Loss)	0.06	(a)	0.14	0.10	0.04	0.05	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.65		(1.49)	2.30	0.56	(1.00)	(0.48)

Total from Investment Activities	0.71		(1.35)	2.40	0.60	(0.95)	(0.40)

Distributions to Shareholders From:
Net Investment Income	—		(0.14)	(0.03)	(0.04)	(0.07)	(0.05)
Net Realized Gains	—		(0.29)	(0.20)	—	(0.28)	(0.01)

Total Dividends	—		(0.43)	(0.23)	(0.04)	(0.35)	(0.06)

Net Asset Value, End of Period	$7.70		$6.99	$8.77	$6.60	$6.04	$7.34

Total Return(b)	10.16	%(c)	(15.46)%	36.63%	9.89%	(12.88)%	(5.22)%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$267,696		$297,839	$351,886	$248,872	$172,238	$225,276
Net Investment Income/(Loss)(d)	1.65%		1.61%	1.35%	0.80%	0.60%	0.90%
Expenses Before Reductions(d)(e)	1.30%		1.28%	1.36%	1.64%	1.74%	1.71%
Expenses Net of Reductions(d)	0.90%		0.88%	0.96%	1.36%	1.58%	1.56%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly	0.90%		0.88%	0.96%	1.36%	1.58%	1.56	%(f)
Portfolio Turnover Rate(g)	5%		20%	19%	115%	45%	58%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Annualized for periods less than one year.

(f)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which is used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

16

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Emerging Markets Equity Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

17

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,150 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,523,865 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $3.5 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$153,865	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$189,214	$166,349

18

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MSCI Emerging Markets Equity Index Fund Class 1	0.85%	0.85%

AZL MSCI Emerging Markets Equity Index Fund Class 2	0.85%	1.10%

*	The Manager voluntarily reduced the management fee to 0.45% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $1,387 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks+	$54,022,984	$217,149,598	$—	$271,172,582
Preferred Stocks	5,023,130	1,535,940	—	6,559,070
Convertible Preferred Stocks	2,479	—	—	2,479
Rights	—	8,663	—	8,663
Exchange Traded Funds	3,906,266	—	—	3,906,266
Securities Held as Collateral for Securities on Loan	—	—	3,758,478	3,758,478
Money Markets	929,557	—	—	929,557

Total Investment Securities	63,884,416	218,694,201	3,758,478	286,337,095

Other Financial Instruments:*
Futures Contracts	153,865	—	—	153,865

Total Investments	$64,038,281	$218,694,201	$3,758,478	$286,490,960

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Emerging Markets Equity Index Fund	$14,098,142	$75,373,506

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

20

AZL MSCI Emerging Markets Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $232,136,103. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$69,973,020
Unrealized (depreciation)	(15,772,028)

Net unrealized appreciation/(depreciation)	$54,200,992

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Emerging Markets Equity Index Fund	$6,718,515	$9,371,231	$16,089,746

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MSCI Emerging Markets Equity Index Fund	$4,738,597	$6,510,267	$—	$32,694,691	$43,943,555

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 40% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

21

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® MSCI Global Equity Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 20

Statement of Operations Page 20

Statements of Changes in Net Assets Page 21

Financial Highlights Page 22

Notes to the Financial Statements Page 23

Other Information Page 29

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MSCI Global Equity Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MSCI Global Equity Index Fund	$1,000.00	$1,168.50	$3.82	0.71%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL MSCI Global Equity Index Fund	$1,000.00	$1,021.27	$3.56	0.71%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	16.3%

Information Technology	16.1

Health Care	12.5

Industrials	10.6

Consumer Discretionary	10.4

Consumer Staples	8.3

Communication Services	8.0

Energy	5.9

Materials	4.7

Utilities	3.4

Real Estate	3.2

Total Common Stocks and Preferred Stocks	99.4

Rights	— †

Securities Held as Collateral for Securities on Loan	1.0

Money Markets	0.1

Total Investment Securities	100.5

Net other assets (liabilities)	(0.5)

Net Assets	100.0%

†	Represents less than 0.05%

1

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (2.1%):
1,624	Arconic, Inc.	$41,932
11,607	BAE Systems plc	73,188
1,851	Boeing Co. (The)	673,782
6,773	Bombardier, Inc., Class B*	11,380
946	CAE, Inc.	25,438
10	Dassault Aviation SA	14,398
106	Elbit Systems, Ltd.	15,859
1,960	European Aeronautic Defence & Space Co. NV	277,845
401	Finmeccanica SpA	5,081
833	General Dynamics Corp.	151,456
396	Harris Corp.	74,895
147	HEICO Corp.	19,670
260	HEICO Corp., Class A	26,876
132	Huntington Ingalls Industries, Inc.	29,666
272	L3 Technologies, Inc.	66,686
877	Lockheed Martin Corp.	318,825
3,047	Meggitt plc	20,300
198	MTU Aero Engines AG	47,226
552	Northrop Grumman Corp.	178,357
957	Raytheon Co.	166,403
5,970	Rolls-Royce Holdings plc	63,870
1,117	Safran SA	163,632
6,300	Singapore Technologies Engineering, Ltd.	19,315
369	Spirit AeroSystems Holdings, Inc., Class A	30,026
833	Textron, Inc.	44,182
368	Thales SA	45,457
166	TransDigm Group, Inc.*	80,311
2,817	United Technologies Corp.	366,773

		3,052,829

Air Freight & Logistics (0.4%):
3,854	Bollore, Inc.	17,001
478	C.H. Robinson Worldwide, Inc.	40,319
3,537	Deutsche Post AG	116,127
617	Expeditors International of Washington, Inc.	46,806
847	FedEx Corp.	139,069
2,367	United Parcel Service, Inc., Class B	244,440
437	XPO Logistics, Inc.*^	25,263
1,100	Yamato Holdings Co., Ltd.	22,412

		651,437

Airlines (0.1%):
400	All Nippon Airways Co., Ltd.	13,257
468	American Airlines Group, Inc.	15,261
624	Delta Air Lines, Inc.	35,413
966	Deutsche Lufthansa AG, Registered Shares	16,549
585	easyJet plc	7,088
400	Japan Airlines Co., Ltd.	12,798
2,200	Singapore Airlines, Ltd.	15,103
491	Southwest Airlines Co.	24,933
239	United Continental Holdings, Inc.*	20,924

		161,326

Auto Components (0.5%):
500	Aisin Sieki Co., Ltd.	17,188
914	Aptiv plc	73,879
266	Autoliv, Inc.	18,756
686	BorgWarner, Inc.	28,798
2,200	Bridgestone Corp.	86,756

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
568	Compagnie Generale des Establissements Michelin SCA, Class B	$72,042
363	Continental AG	52,909
1,300	Denso Corp.	54,806
299	Faurecia SA	13,876
400	Koito Manufacturing Co., Ltd.	21,413
185	Lear Corp.	25,765
1,106	Magna Internationl, Inc.	55,038
700	NGK Spark Plug Co., Ltd.	13,180
459	Nokian Renkaat OYJ	14,330
1,473	Pirelli & C SpA	8,705
600	Stanley Electric Co., Ltd.	14,794
2,900	Sumitomo Electric Industries, Ltd.	38,166
700	Sumitomo Rubber Industries, Ltd.	8,113
300	Toyoda Gosei Co., Ltd.	5,870
500	Toyota Industries Corp.	27,591
842	Valeo SA	27,383
300	Yokohama Rubber Co., Ltd. (The)	5,527

		684,885

Automobiles (1.4%):
1,168	Bayerische Motoren Werke AG (BMW)	86,580
3,038	Daimler AG, Registered Shares	168,967
445	Ferrari NV	72,245
3,571	Fiat Chrysler Automobiles NV	49,675
13,254	Ford Motor Co.	135,588
2,100	Fuji Heavy Industries, Ltd.	51,169
4,452	General Motors Co.	171,536
541	Harley-Davidson, Inc.	19,384
5,500	Honda Motor Co., Ltd.	142,482
1,900	Isuzu Motors, Ltd.	21,745
2,200	Mazda Motor Corp.	23,039
2,700	Mitsubishi Motors Corp.	12,975
8,100	Nissan Motor Co., Ltd.	57,945
2,093	PSA Peugeot Citroen SA	51,570
650	Renault SA	40,964
1,200	Suzuki Motor Corp.	56,491
447	Tesla Motors, Inc.*^	99,887
7,900	Toyota Motor Corp.	491,093
130	Volkswagen AG	22,337
1,100	Yamaha Motor Co., Ltd.^	19,613

		1,795,285

Banks (7.9%):
1,626	ABN AMRO Group NV	34,783
3,636	AIB Group plc	14,913
400	Aozora Bank, Ltd.	9,620
9,931	Australia & New Zealand Banking Group, Ltd.	196,892
23,201	Banco Bilbao Vizcaya Argentaria SA	129,711
21,685	Banco de Sabadell SA	22,502
55,026	Banco Santander SA	255,687
3,600	Bank Hapoalim BM*	26,866
5,141	Bank Leumi Le-Israel Corp.	37,179
31,346	Bank of America Corp.	909,033
4,800	Bank of East Asia, Ltd. (The)	13,397
3,384	Bank of Ireland Group plc	17,735
200	Bank of Kyoto, Ltd. (The)	7,754
2,207	Bank of Montreal	166,730

See accompanying notes to the financial statements.

2

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,289	Bank of Nova Scotia	$230,402
4,962	Bankia SA	11,723
2,483	Bankinter SA	17,102
57,556	Barclays plc	109,689
2,598	BB&T Corp.	127,640
1,721	Bendigo & Adelaide Bank, Ltd.	14,005
3,796	BNP Paribas SA	180,560
12,500	BOC Hong Kong Holdings, Ltd.	49,254
1,470	Canadian Imperial Bank of Commerce^	115,611
2,200	Chiba Bank, Ltd. (The)	10,776
1,100	Chuo Mitsui Trust Holdings, Inc.	39,963
325	CIT Group, Inc.	17,076
8,097	Citigroup, Inc.	567,033
1,569	Citizens Financial Group, Inc.	55,480
521	Comerica, Inc.	37,845
3,447	Commerzbank AG	24,751
6,051	Commonwealth Bank of Australia	352,112
4,400	Concordia Financial Group, Ltd.	16,422
4,079	Credit Agricole SA	48,907
13,526	Criteria Caixacorp SA	38,724
2,168	Danske Bank A/S	34,288
6,000	DBS Group Holdings, Ltd.	115,205
3,027	DnB NOR ASA	56,329
473	East West Bancorp, Inc.	22,122
998	Erste Group Bank AG	37,038
2,747	Fifth Third Bancorp	76,641
1,782	Finecobank Banca Fineco SpA	19,873
566	First Republic Bank	55,270
600	Fukuoka Financial Group, Inc.	11,030
2,700	Hang Seng Bank, Ltd.	67,082
68,515	HSBC Holdings plc	571,512
3,736	Huntington Bancshares, Inc.	51,632
12,913	ING Groep NV	149,700
52,005	Intesa Sanpaolo SpA	111,262
4,008	Isreal Discount Bank	16,402
1,600	Japan Post Bank Co., Ltd.	16,232
11,210	JPMorgan Chase & Co.	1,253,277
800	KBC Group NV	52,428
3,245	KeyCorp	57,599
248,649	Lloyds Banking Group plc	179,027
439	M&T Bank Corp.	74,661
3,600	Mebuki Financial Group, Inc.	9,409
2,255	Mediobanca SpA	23,265
42,400	Mitsubishi UFJ Financial Group, Inc.	202,723
514	Mizrahi Tefahot Bank, Ltd.*	11,900
83,600	Mizuho Financial Group, Inc.	121,305
9,576	National Australia Bank, Ltd.	179,798
1,174	National Bank of Canada^	55,777
10,697	Nordea Bank AB	77,756
11,300	Oversea-Chinese Banking Corp., Ltd.	95,562
1,195	People’s United Financial, Inc.	20,052
1,556	PNC Financial Services Group, Inc.	213,608
556	Raiffeisen International Bank-Holding AG	13,041
3,508	Regions Financial Corp.	52,410
7,200	Resona Holdings, Inc.	30,093
4,902	Royal Bank of Canada	389,606
17,623	Royal Bank of Scotland Group plc	49,191

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,100	Seven Bank, Ltd.	$5,506
400	Shinsei Bank, Ltd.	6,227
1,500	Shizuoka Bank, Ltd. (The)	11,082
207	Signature Bank	25,014
5,566	Skandinaviska Enskilda Banken AB, Class A	51,525
2,733	Societe Generale	69,139
8,996	Standard Chartered plc	81,843
4,600	Sumitomo Mitsui Financial Group, Inc.	162,909
1,589	SunTrust Banks, Inc.	99,869
195	SVB Financial Group*	43,795
5,247	Svenska Handelsbanken AB, Class A	51,968
3,130	Swedbank AB, Class A	47,028
6,231	Toronto-Dominion Bank (The)	364,133
5,245	U.S. Bancorp	274,838
6,841	Unicredit SpA	84,192
4,404	United Overseas Bank, Ltd.	85,110
14,881	Wells Fargo & Co.	704,168
11,609	Westpac Banking Corp.	231,228
697	Zions Bancorp	32,048

		10,913,605

Beverages (2.0%):
2,540	Anheuser-Busch InBev NV	224,896
1,300	Asahi Breweries, Ltd.	58,590
933	Brown-Forman Corp., Class B	51,716
363	Carlsberg A/S, Class B	48,148
1,827	Coca-Cola Amatil, Ltd.	13,102
500	Coca-Cola Bottlers Japan Holdings, Inc.	12,692
13,854	Coca-Cola Co. (The)	705,445
782	Coca-Cola European Partners plc	43,524
698	Coca-Cola HBC AG	26,408
557	Constellation Brands, Inc., Class C	109,696
2,076	Davide Campari – Milano SpA	20,320
8,223	Diageo plc	354,047
423	Heineken Holding NV, Class A	44,393
909	Heineken NV	101,436
2,900	Kirin Holdings Co., Ltd.	62,601
696	Molson Coors Brewing Co., Class B	38,976
1,372	Monster Beverage Corp.*	87,575
4,844	PepsiCo, Inc.	635,194
756	Pernod Ricard SA	139,277
74	Remy Cointreau SA^	10,676
500	Suntory Beverage & Food, Ltd.	21,709
2,611	Treasury Wine Estates, Ltd.	27,347

		2,837,768

Biotechnology (1.6%):
5,043	AbbVie, Inc.	366,727
760	Alexion Pharmaceuticals, Inc.*	99,545
593	Alkermes plc*	13,366
336	Alnylam Pharmaceuticals, Inc.*	24,380
2,143	Amgen, Inc.	394,912
117	BeiGene, Ltd., ADR*	14,503
671	Biogen Idec, Inc.*	156,927
650	BioMarin Pharmaceutical, Inc.*	55,673
2,389	Celgene Corp.*	220,839
1,552	CSL, Ltd.	234,745
433	Exact Sciences Corp.*	51,111

See accompanying notes to the financial statements.

3

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
222	Genmab A/S*	$40,886
4,331	Gilead Sciences, Inc.	292,602
1,016	Grifols SA	30,013
670	Incyte Corp.*	56,923
453	Ionis Pharmaceuticals, Inc.*	29,114
300	Peptidream, Inc.*	15,382
274	Regeneron Pharmaceuticals, Inc.*	85,762
349	Seattle Genetics, Inc.*	24,154
883	Vertex Pharmaceuticals, Inc.*	161,925

		2,369,489

Building Products (0.4%):
447	A.O. Smith Corp.	21,081
307	Allegion plc	33,939
500	Asahi Glass Co., Ltd.^	17,329
3,294	ASSA Abloy AB, Class B	74,605
1,758	Compagnie de Saint-Gobain SA^	68,699
800	Daikin Industries, Ltd.	104,726
468	Fortune Brands Home & Security, Inc.	26,737
133	Geberit AG, Registered Shares	62,159
2,739	Johnson Controls International plc	113,148
549	Kingspan Group plc	29,809
120	Lennox International, Inc.	33,000
1,000	Lixil Group Corp.	15,863
1,128	Masco Corp.	44,263
422	Owens Corning, Inc.	24,560
500	TOTO, Ltd.	19,805

		689,723

Capital Markets (2.5%):
3,180	3i Group plc	45,021
210	Affiliated Managers Group, Inc.	19,349
449	Ameriprise Financial, Inc.	65,177
220	Amundi SA	15,368
606	ASX, Ltd.	35,117
2,959	Bank of New York Mellon Corp. (The)	130,640
410	BlackRock, Inc., Class A+	192,413
2,796	Brookfield Asset Management, Inc., Class A	133,778
412	CBOE Holdings, Inc.	42,696
4,086	Charles Schwab Corp. (The)	164,216
879	CI Financial Corp.	14,326
1,223	CME Group, Inc.	237,396
8,729	Credit Suisse Group AG	104,783
5,900	Daiwa Securities Group, Inc.	25,910
7,107	Deutsche Bank AG, Registered Shares	54,768
606	Deutsche Boerse AG	85,699
829	E*TRADE Financial Corp.	36,973
451	Eaton Vance Corp.	19,452
132	FactSet Research Systems, Inc.	37,826
874	Franklin Resources, Inc.^	30,415
1,140	Goldman Sachs Group, Inc. (The)	233,244
1,005	Hargreaves Lansdown plc	24,516
4,100	Hong Kong Exchanges & Clearing, Ltd.	144,924
310	IGM Financial, Inc.^	8,852
1,995	Intercontinental Exchange, Inc.	171,450
1,286	Invesco, Ltd.	26,312
2,442	Investec plc	15,872
1,300	Japan Exchange Group, Inc.	20,713

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
710	Julius Baer Group, Ltd.	$31,687
1,718	KKR & Co., Inc., Class A^	43,414
1,115	London Stock Exchange Group plc	77,670
1,053	Macquarie Group, Ltd.	92,894
129	MarketAxess Holdings, Inc.	41,463
609	Moody’s Corp.	118,944
4,386	Morgan Stanley	192,151
286	MSCI, Inc., Class A	68,294
392	NASDAQ OMX Group, Inc. (The)	37,699
3,360	Natixis	13,544
11,500	Nomura Holdings, Inc.	40,854
762	Northern Trust Corp.	68,580
63	Partners Group Holding AG	49,524
434	Raymond James Financial, Inc.	36,695
843	S&P Global, Inc.	192,027
800	SBI Holdings, Inc.	19,855
341	Schroders plc	13,220
413	SEI Investments Co.	23,169
3,200	Singapore Exchange, Ltd.	18,772
1,995	St. James Place plc	27,866
1,360	State Street Corp.	76,242
793	T. Rowe Price Group, Inc.	87,000
1,046	TD Ameritrade Holding Corp.	52,216
12,964	UBS Group AG	154,134

		3,715,120

Chemicals (2.5%):
1,440	Air Liquide SA	201,450
764	Air Products & Chemicals, Inc.	172,947
700	Air Water, Inc.	12,020
762	Akzo Nobel NV	71,605
365	Albemarle Corp.	25,700
263	Arkema SA	24,455
4,400	Asahi Kasei Corp.	47,015
832	Axalta Coating Systems, Ltd.*	24,769
3,087	BASF SE	224,198
464	Celanese Corp., Series A	50,019
758	CF Industries Holdings, Inc.	35,406
455	Chemours Co. (The)	10,920
353	Christian Hansen Holding A/S	33,202
561	Clariant AG	11,410
2,627	Corteva, Inc.	77,680
708	Covestro AG	35,980
457	Croda International plc	29,712
1,000	Daicel Chemical Industries, Ltd.	8,913
2,530	Dow, Inc.	124,754
2,627	DuPont de Nemours, Inc.	197,208
519	Eastman Chemical Co.	40,394
910	Ecolab, Inc.	179,670
34	EMS-Chemie Holding AG	22,075
653	Evonik Industries AG	19,011
440	FMC Corp.	36,498
275	Fuchs Petrolub AG	10,810
32	Givaudan SA, Registered Shares	90,386
500	Hitachi Chemical Co., Ltd.	13,602
6,485	Incitec Pivot, Ltd.	15,539
304	International Flavor & Fragrances, Inc.	44,083
2,151	Israel Chemicals, Ltd.	11,306

See accompanying notes to the financial statements.

4

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
591	Johnson Matthey plc	$25,064
800	JSR Corp.	12,667
500	Kansai Paint Co., Ltd.	10,515
650	Koninklijke DSM NV	80,347
1,300	Kuraray Co., Ltd.	15,568
270	Lanxess AG	16,041
1,872	Linde plc	375,897
1,022	LyondellBasell Industries NV, Class A	88,025
244	Methanex Corp.	11,078
4,700	Mitsubishi Chemical Holdings Corp.	32,895
400	Mitsubishi Gas Chemical Co., Inc.	5,348
400	Mitsui Chemicals, Inc.	9,936
1,289	Mosaic Co. (The)	32,264
300	Nippon Paint Holdings Co., Ltd.	11,667
500	Nissan Chemical Industries, Ltd.	22,581
500	Nitto Denko Corp.	24,629
785	Novozymes A/S, Class B	36,614
2,066	Nutrien, Ltd.	110,527
1,427	Orica, Ltd.	20,330
815	PPG Industries, Inc.	95,119
294	Sherwin Williams Co.	134,737
1,100	Shin-Etsu Chemical Co., Ltd.	102,720
500	Showa Denko K.K.^	14,830
419	Sika AG	71,545
249	Solvay SA	25,792
4,700	Sumitomo Chemical Co., Ltd.	21,872
400	Symrise AG	38,480
600	Taiyo Nippon Sanso Corp.	12,722
700	Teijin, Ltd.	11,953
5,200	Toray Industries, Inc.	39,626
1,000	Tosoh Corp.	14,113
776	Umicore SA^	24,944
141	Westlake Chemical Corp.	9,794
682	Yara International ASA	33,117

		3,496,094

Commercial Services & Supplies (0.5%):
5,458	Brambles, Ltd.	49,443
306	Cintas Corp.	72,611
760	Copart, Inc.*	56,802
1,000	Dai Nippon Printing Co., Ltd.	21,435
805	Edenred	41,058
6,037	G4S plc	15,984
648	ISS A/S	19,569
400	Park24 Co., Ltd.	9,341
6,367	Rentokil Initial plc	32,166
758	Republic Services, Inc., Class A	65,673
601	Rollins, Inc.	21,558
700	SECOM Co., Ltd.	60,202
1,209	Securitas AB, Class B	21,228
109	Societe BIC SA	8,314
300	Sohgo Security Services Co., Ltd.	13,857
1,000	Toppan Printing Co., Ltd.	15,152
914	Waste Connections, Inc.	87,360
1,440	Waste Management, Inc.	166,133

		777,886

Shares		Fair Value
Common Stocks, continued
Communications Equipment (1.0%):
188	Arista Networks, Inc.*	$48,809
15,157	Cisco Systems, Inc.	829,542
795	CommScope Holding Co., Inc.*	12,505
228	F5 Networks, Inc.*	33,204
1,112	Juniper Networks, Inc.	29,613
566	Motorola Solutions, Inc.	94,369
18,564	Nokia OYJ	92,227
338	Palo Alto Networks, Inc.*	68,871
10,526	Telefonaktiebolaget LM Ericsson, Class B	99,939

		1,309,079

Construction & Engineering (0.4%):
844	ACS Actividades de Construccion y Servicios SA	33,691
805	Bouygues SA	29,809
349	Cimic Group, Ltd.	10,989
295	Eiffage SA	29,158
1,648	Ferrovial SA	42,175
547	Fluor Corp.	18,428
76	Hochtief AG	9,253
481	Jacobs Engineering Group, Inc.	40,592
800	JGC Corp.	11,021
1,500	Kajima Corp.	20,631
1,500	Obayashi Corp.	14,874
2,000	Shimizu Corp.	16,647
1,213	Skanska AB, Class B	21,918
583	SNC-Lavalin Group, Inc.	11,790
800	TAISEI Corp.	29,123
1,686	Vinci SA	172,816
377	WSP Global, Inc.	20,756

		533,671

Construction Materials (0.3%):
4,102	Boral, Ltd.	14,765
2,820	CRH plc	92,113
3,025	Fletcher Building, Ltd.	9,822
529	HeidelbergCement AG	42,778
71	Imerys SA	3,781
1,726	James Hardie Industries SE	22,700
1,632	LafargeHolcim, Ltd., Registered Shares	79,742
202	Martin Marietta Materials, Inc.	46,482
500	Taiheiyo Cement Corp.	15,164
414	Vulcan Materials Co.	56,847

		384,194

Consumer Finance (0.5%):
1,300	ACOM Co., Ltd.	4,690
400	AEON Credit Service Co., Ltd.	6,430
1,383	Ally Financial, Inc.	42,859
2,479	American Express Co.	306,008
1,604	Capital One Financial Corp.	145,547
700	Credit Saison Co., Ltd.	8,216
1,104	Discover Financial Services	85,659
2,046	Synchrony Financial	70,935

		670,344

Containers & Packaging (0.2%):
3,908	Amcor, Ltd.	44,410
282	Avery Dennison Corp.	32,622
1,091	Ball Corp.	76,359

See accompanying notes to the financial statements.

5

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
545	CCL Industries, Inc.	$26,730
409	Crown Holdings, Inc.*	24,990
1,337	International Paper Co.	57,919
370	Packaging Corp. of America	35,268
609	Sealed Air Corp.	26,053
820	Smurfit Kappa Group plc	24,809
600	Toyo Seikan Kaisha, Ltd.	11,935
841	WestRock Co.	30,671

		391,766

Distributors (0.1%):
510	Genuine Parts Co.	52,825
400	Jardine Cycle & Carriage, Ltd.	10,733
1,183	LKQ Corp.*	31,480

		95,038

Diversified Consumer Services (0.0%†):
400	Benesse Holdings, Inc.	9,323
633	H&R Block, Inc.	18,547

		27,870

Diversified Financial Services (0.9%):
11,633	AMP, Ltd.	17,338
856	AXA Equitable Holdings, Inc.	17,890
4,429	Berkshire Hathaway, Inc., Class B*	944,130
200	Century Tokyo Leasing Corp.	8,465
2,251	Challenger, Ltd.	10,516
159	Eurazeo Se	11,101
446	EXOR NV	31,160
262	Groupe Bruxelles Lambert SA	25,700
681	Industrivarden AB, Class C	15,100
1,402	Investor AB, Class B	67,387
844	Jefferies Financial Group, Inc.	16,230
827	Kinnevik AB	21,539
342	L E Lundbergforetagen AB	12,808
1,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	6,914
317	Onex Corp.	19,123
4,600	ORIX Corp.	68,773
88	Pargesa Holding SA	6,788
7,483	Standard Life Aberdeen plc	28,021
495	Voya Financial, Inc.	27,374
105	Wendel	14,337

		1,370,694

Diversified Telecommunication Services (2.0%):
25,049	AT&T, Inc.	839,392
597	BCE, Inc.	27,165
582	Belgacom SA	17,173
28,671	BT Group plc	71,652
669	Cellnex Telecom SAU	24,759
3,542	CenturyLink, Inc.	41,654
11,126	Deutsche Telekom AG, Registered Shares	192,491
563	Elisa OYJ	27,461
6,807	France Telecom SA	107,292
14,000	HKT Trust & HKT, Ltd.	22,229
103	Iliad SA^	11,590
10,691	Koninklijke KPN NV	32,820
2,200	Nippon Telegraph & Telephone Corp.	102,541
3,000	PCCW, Ltd.	1,733

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
27,900	Singapore Telecommunications, Ltd.	$72,319
88	Swisscom AG, Registered Shares^	44,200
6,633	Telecom Corp. of New Zealand, Ltd.	17,825
28,598	Telecom Italia SpA*	15,612
21,887	Telecom Italia SpA^	11,348
3,135	Telefonica Deutschland Holding AG	8,761
16,429	Telefonica SA	134,875
2,495	Telenor ASA	53,043
10,107	Telia Co AB	44,925
14,817	Telstra Corp., Ltd.	40,073
752	TELUS Corp.	27,802
838	TPG Telecom, Ltd.	3,791
475	United Internet AG, Registered Shares	15,638
14,179	Verizon Communications, Inc.	810,046
709	Zayo Group Holdings, Inc.*	23,333

		2,843,543

Electric Utilities (2.1%):
765	Alliant Energy Corp.	37,546
1,640	American Electric Power Co., Inc.	144,336
6,654	AusNet Services	8,766
2,200	Chubu Electric Power Co., Inc.	30,900
1,100	Chugoku Electric Power Co., Inc. (The)	13,885
2,000	CK Infrastructure Holdings, Ltd.	16,295
6,000	CLP Holdings, Ltd.	66,110
2,406	Duke Energy Corp.	212,305
1,181	Edison International	79,611
9,354	EDP – Energias de Portugal SA	35,574
2,156	Electricite de France	27,185
225	Emera, Inc.	9,195
1,138	Endesa SA^	29,268
27,193	Enel SpA	189,955
637	Entergy Corp.	65,566
875	Evergy, Inc.	52,631
1,025	Eversource Energy	77,654
3,369	Exelon Corp.	161,510
1,742	FirstEnergy Corp.	74,575
1,522	Fortis, Inc.	60,106
1,472	Fortum OYJ	32,524
7,500	HK Electric Investments, Ltd.	7,681
4,500	Hongkong Electric Holdings, Ltd.	32,355
1,223	Hydro One, Ltd.	21,333
20,120	Iberdrola SA	200,642
2,500	Kansai Electric Power Co., Inc. (The)	28,680
1,100	Kyushu Electric Power Co., Inc.	10,790
1,640	NextEra Energy, Inc.	335,971
776	OGE Energy Corp.	33,027
680	Orsted A/S	58,869
367	Pinnacle West Capital Corp.	34,531
2,382	PPL Corp.	73,866
1,396	Red Electrica Corporacion SA^	29,056
3,655	Scottish & Southern Energy plc	52,125
3,593	Southern Co. (The)	198,621
5,043	Terna SpA	32,122
1,200	Tohoku Electric Power Co., Inc.	12,156
5,700	Tokyo Electric Power Co., Inc. (The)*	29,785
244	Verbund AG, Class A	12,754
1,789	Xcel Energy, Inc.	106,428

		2,736,289

See accompanying notes to the financial statements.

6

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.8%):
6,365	ABB, Ltd.	$127,867
124	Acuity Brands, Inc.	17,101
730	AMETEK, Inc.	66,313
1,450	Eaton Corp. plc	120,756
2,178	Emerson Electric Co.	145,317
400	Fuji Electric Holdings Co., Ltd.	13,842
901	Legrand SA	66,005
17,934	Melrose Industries plc	41,269
6,500	Mitsubishi Electric Corp.	85,930
800	Nidec Corp.	109,793
907	Prysmian SpA	18,714
409	Rockwell Automation, Inc.	67,006
1,873	Schneider Electric SA	169,851
524	Sensata Technologies Holding plc*	25,676
973	Siemens Gamesa Renewable Energy	16,174
586	Vestas Wind Systems A/S	50,706

		1,142,320

Electronic Equipment, Instruments & Components (0.9%):
700	ALPS Electric Co., Ltd.	11,779
997	Amphenol Corp., Class A	95,652
272	Arrow Electronics, Inc.*	19,385
509	CDW Corp.	56,499
658	Cognex Corp.	31,571
2,778	Corning, Inc.	92,313
2,085	Flextronics International, Ltd.*	19,953
420	FLIR Systems, Inc.	22,722
1,307	Halma plc	33,597
500	Hamamatsu Photonics KK	19,516
890	Hexagon AB, Class B	49,444
205	Hirose Electric Co., Ltd.	22,940
300	Hitachi High-Technologies Corp.	15,441
3,400	Hitachi, Ltd.	124,974
218	Ingenico Group^	19,277
143	IPG Photonics Corp.*	22,058
300	Keyence Corp.	184,387
683	Keysight Technologies, Inc.*	61,340
1,000	Kyocera Corp.	65,452
1,800	Murata Manufacturing Co., Ltd.	81,189
400	Nippon Electric Glass Co., Ltd.	10,160
700	Omron Corp.	36,682
700	Shimadzu Corp.	17,222
400	TDK Corp.	31,105
1,169	TE Connectivity, Ltd.	111,967
896	Trimble Navigation, Ltd.*	40,419
1,000	Venture Corp., Ltd.	12,050
700	Yaskawa Electric Corp.	23,934
900	Yokogawa Electric Corp.	17,694
186	Zebra Technologies Corp., Class A*	38,965

		1,389,687

Energy Equipment & Services (0.2%):
1,805	Baker Hughes, a GE Co.	44,457
2,980	Halliburton Co.	67,765
427	Helmerich & Payne, Inc.	21,615
2,567	John Wood Group plc	14,826
1,360	National-Oilwell Varco, Inc.	30,233
4,687	Schlumberger, Ltd.	186,261

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
1,519	Technipfmc plc	$39,403
1,213	Tenaris SA	15,955
1,151	WorleyParsons, Ltd.	11,946

		432,461

Entertainment (1.5%):
2,550	Activision Blizzard, Inc.	120,360
1,003	Electronic Arts, Inc.*	101,564
300	Konami Corp.	14,080
765	Liberty Media Group, Class C*	28,619
548	Live Nation, Inc.*	36,305
1,496	Netflix, Inc.*	549,511
1,400	Nexon Co., Ltd.*	20,328
400	Nintendo Co., Ltd.	147,073
402	Take-Two Interactive Software, Inc.*	45,639
400	Toho Co., Ltd.	17,031
274	UbiSoft Entertainment SA*	21,476
1,259	Viacom, Inc., Class B	37,606
3,148	Vivendi Universal SA	86,742
6,188	Walt Disney Co. (The)	864,092

		2,090,426

Equity Real Estate Investment Trusts (2.5%):
373	Alexandria Real Estate Equities, Inc.	52,627
1,490	American Tower Corp.	304,630
9,400	Ascendas Real Estate Investment Trust	21,688
493	AvalonBay Communities, Inc.	100,168
553	Boston Properties, Inc.	71,337
2,984	British Land Co. plc	20,418
349	Camden Property Trust	36,432
10,600	CapitaLand Commercial Trust	17,008
10,000	CapitaMall Trust	19,469
1,397	Crown Castle International Corp.	182,099
5	Daiwahouse Residential Investment Corp.	12,068
2,724	Dexus Property Group	24,856
710	Digital Realty Trust, Inc.	83,631
1,337	Duke Realty Corp.	42,263
272	Equinix, Inc.	137,167
294	Equity Lifestyle Properties, Inc.	35,674
1,317	Equity Residential Property Trust	99,987
221	Essex Property Trust, Inc.	64,517
424	Extra Space Storage, Inc.	44,986
237	Federal Realty Investment Trust	30,516
126	Fonciere des Regions SA	13,185
158	Gecina SA	23,639
5,600	GPT Group	24,215
290	H&R Real Estate Investment Trust	5,059
1,580	HCP, Inc.	50,528
2,539	Host Hotels & Resorts, Inc.	46,261
90	ICADE^	8,255
1,183	Invitation Homes, Inc.	31,622
957	Iron Mountain, Inc.	29,954
2	Japan Prime Realty Investment Corp.	8,665
5	Japan Real Estate Investment Corp.	30,432
7	Japan Retail Fund Investment Corp.	14,154
1,638	Kimco Realty Corp.	30,270
640	Klepierre	21,449
2,886	Land Securities Group plc	30,563

See accompanying notes to the financial statements.

7

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
566	Liberty Property Trust	$28,323
7,500	Link REIT (The)	92,253
365	Macerich Co. (The)	12,224
5,806	Macquarie Goodman Group	61,348
370	Mid-America Apartment Communities, Inc.	43,571
14,289	Mirvac Group	31,449
493	National Retail Properties, Inc.	26,134
5	Nippon Building Fund, Inc.	34,239
6	Nippon Prologis REIT, Inc.	13,851
15	Nomura Real Estate Master Fund, Inc.	23,067
2,185	ProLogis, Inc.	175,019
557	Public Storage, Inc.	132,661
1,040	Realty Income Corp.	71,729
566	Regency Centers Corp.	37,775
626	RioCan REIT	12,425
397	SBA Communications Corp.*	89,261
17,626	Scentre Group	47,589
3,901	SERGO plc	36,177
1,045	Simon Property Group, Inc.	166,949
320	SL Green Realty Corp.	25,718
240	Smart Real Estate Investment Trust^	6,087
8,725	Stockland Trust Group	25,561
297	Sun Communities, Inc.	38,072
8,200	Suntec REIT	11,768
891	UDR, Inc.	39,997
491	Unibail-Rodamco-Westfield	73,542
11	United Urban Investment Corp.	18,426
1,261	Ventas, Inc.	86,189
2,998	VEREIT, Inc.	27,012
7,208	Vicinity Centres	12,415
592	Vornado Realty Trust	37,947
1,216	Welltower, Inc.	99,140
2,695	Weyerhaeuser Co.	70,986
576	WP Carey, Inc.	46,760

		3,525,456

Food & Staples Retailing (1.5%):
2,100	AEON Co., Ltd.	36,132
1,395	Alimentation Couche-Tard, Inc.	87,798
2,139	Carrefour SA	41,292
240	Casino Guichard-Perrachon SA^	8,186
4,032	Coles Group, Ltd.*	37,829
214	Colruyt SA	12,416
1,502	Costco Wholesale Corp.	396,919
1,200	Dairy Farm International Holdings, Ltd.	8,580
460	Empire Co., Ltd., Class A	11,586
800	FamilyMart Co., Ltd.	19,070
182	ICA Gruppen AB	7,831
6,388	J Sainsbury plc	15,893
1,005	Jeronimo Martins SGPS SA	16,180
4,080	Koninklijke Ahold Delhaize NV	91,738
2,807	Kroger Co. (The)	60,940
200	LAWSON, Inc.	9,599
685	Loblaw Cos., Ltd.	35,077
706	METRO AG	12,905
776	Metro, Inc.	29,122
2,700	Seven & I Holdings Co., Ltd.	91,531
200	Sundrug Co., Ltd.	5,420

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,723	Sysco Corp.	$121,851
34,175	Tesco plc	98,577
100	Tsuruha Holdings, Inc.	9,257
2,705	Walgreens Boots Alliance, Inc.	147,882
4,976	Wal-Mart Stores, Inc.	549,798
200	Welcia Holdings Co., Ltd.	8,162
3,611	Wesfarmers, Ltd.	91,827
178	Weston (George), Ltd.	13,508
8,734	William Morrison Supermarkets plc	22,336
4,614	Woolworths, Ltd.	107,791

		2,207,033

Food Products (1.9%):
2,687	A2 Milk Co., Ltd.*	26,528
1,500	Ajinomoto Co., Inc.	26,052
1,952	Archer-Daniels-Midland Co.	79,642
1,195	Associated British Foods plc	37,449
8	Barry Callebaut AG, Registered Shares	16,054
553	Bunge, Ltd.	30,808
300	Calbee, Inc.	8,085
531	Campbell Soup Co.^	21,277
1,740	Conagra Brands, Inc.	46,145
2,088	Danone SA	177,038
1,990	General Mills, Inc.	104,515
17,600	Golden Agri-Resources, Ltd.	3,774
477	Hershey Co. (The)	63,932
1,046	Hormel Foods Corp.	42,405
220	Ingredion, Inc.	18,148
374	JM Smucker Co. (The)	43,081
921	Kellogg Co.	49,338
533	Kerry Group plc, Class A	63,625
500	Kikkoman Corp.	21,808
2,157	Kraft Heinz Co. (The)	66,953
525	Lamb Weston Holdings, Inc.	33,264
4	Lindt & Spruengli AG	29,115
1,474	Marine Harvest	34,485
410	McCormick & Co.	63,554
400	Meiji Holdings Co., Ltd.	28,606
4,923	Mondelez International, Inc., Class A	265,350
10,511	Nestle SA, Registered Shares	1,088,636
300	Nippon Meat Packers, Inc.	12,873
800	Nisshin Seifun Group, Inc.	18,240
200	Nissin Foods Holdings Co., Ltd.	12,873
3,107	Orkla ASA, Class A	27,609
790	Saputo, Inc.	23,651
300	Toyo Suisan Kaisha, Ltd.	12,332
953	Tyson Foods, Inc., Class A	76,945
31,500	WH Group, Ltd.	32,070
3,700	Wilmar International, Ltd.	10,144
400	Yakult Honsha Co., Ltd.	23,551
500	Yamazaki Baking Co., Ltd.	7,569

		2,747,524

Gas Utilities (0.2%):
963	AltaGas, Ltd.^	14,569
3,678	APA Group	27,928
417	Atmos Energy Corp.	44,018
1,000	Gas Natural SDG SA	27,536

See accompanying notes to the financial statements.

8

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
35,574	Hong Kong & China Gas Co., Ltd.	$78,924
1,300	Osaka Gas Co., Ltd.	22,679
300	Toho Gas Co., Ltd.	11,057
1,400	Tokyo Gas Co., Ltd.	32,944
558	UGI Corp.	29,803

		289,458

Health Care Equipment & Supplies (2.6%):
6,003	Abbott Laboratories	504,852
153	ABIOMED, Inc.*	39,855
1,538	Alcon, Inc.*	95,162
245	Align Technology, Inc.*	67,057
600	Asahi Intecc Co., Ltd.	14,837
1,677	Baxter International, Inc.	137,346
926	Becton, Dickinson & Co.	233,361
159	BioMerieux	13,169
4,769	Boston Scientific Corp.*	204,972
212	Cochlear, Ltd.	30,832
397	Coloplast A/S, Class B	44,976
163	Cooper Cos., Inc. (The)	54,913
2,153	Danaher Corp.	307,707
721	Dentsply Sirona, Inc.	42,078
317	DexCom, Inc.*	47,499
687	Edwards Lifesciences Corp.*	126,916
959	EssilorLuxottica SA	125,326
2,111	Fisher & Paykel Healthcare Corp., Ltd.	21,943
974	Hologic, Inc.*	46,771
1,300	HOYA Corp.	99,871
288	IDEXX Laboratories, Inc.*	79,295
385	Intuitive Surgical, Inc.*	201,952
3,253	Koninklijke Philips Electronics NV	141,261
4,626	Medtronic plc	450,526
3,400	Olympus Co., Ltd.	37,906
482	ResMed, Inc.	58,818
129	Sartorius AG	26,440
556	Siemens Healthineers AG	23,456
2,931	Smith & Nephew plc	63,590
211	Sonova Holding AG, Registered Shares	48,049
291	Steris plc	43,324
39	Straumann Holding AG, Registered Shares	34,431
1,110	Stryker Corp.	228,194
600	Sysmex Corp.	39,200
170	Teleflex, Inc.	56,296
2,000	Terumo Corp.	59,729
318	Varian Medical Systems, Inc.*	43,289
379	William Demant Holding A/S*	11,791
739	Zimmer Holdings, Inc.	87,010

		3,994,000

Health Care Providers & Services (1.7%):
700	Alfresa Holdings Corp.	17,323
588	AmerisourceBergen Corp.	50,133
882	Anthem, Inc.	248,909
1,001	Cardinal Health, Inc.	47,147
1,365	Centene Corp.*	71,581
1,277	Cigna Corp.	201,191
4,409	CVS Health Corp.	240,246

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
479	DaVita, Inc.*	$26,949
746	Fresenius Medical Care AG & Co., KGaA	58,508
1,485	Fresenius SE & Co. KGaA	80,431
928	HCA Healthcare, Inc.	125,438
559	Henry Schein, Inc.*	39,074
479	Humana, Inc.	127,079
324	Laboratory Corp. of America Holdings*	56,020
639	McKesson Corp.	85,875
400	Medipal Holdings Corp.	8,849
378	NMC Health plc^	11,534
496	Quest Diagnostics, Inc.	50,498
548	Ramsay Health Care, Ltd.	27,836
947	Ryman Healthcare, Ltd.	7,479
1,491	Sonic Healthcare, Ltd.	28,409
300	Suzuken Co., Ltd.	17,635
3,301	UnitedHealth Group, Inc.	805,476
292	Universal Health Services, Inc., Class B	38,074
179	WellCare Health Plans, Inc.*	51,028

		2,522,722

Health Care Technology (0.1%):
1,083	Cerner Corp.	79,384
1,400	M3, Inc.	25,658
435	Veeva Systems, Inc., Class A*	70,518

		175,560

Hotels, Restaurants & Leisure (1.8%):
683	Accor SA	29,313
929	Aramark Holdings Corp.	33,500
2,102	Aristocrat Leisure, Ltd.	45,439
1,369	Carnival Corp., Class A	63,727
602	Carnival plc	26,794
74	Chipotle Mexican Grill, Inc.*	54,233
5,600	Compass Group plc	134,178
1,460	Crown, Ltd.	12,769
413	Darden Restaurants, Inc.	50,274
255	Domino’s Pizza Enterprises, Ltd.	6,747
131	Domino’s Pizza, Inc.	36,455
207	Flight Centre, Ltd.	6,045
6,000	Galaxy Entertainment Group, Ltd.	40,535
21,700	Genting Singapore, Ltd.	14,767
1,984	GVC Holdings plc	16,421
955	Hilton Worldwide Holdings, Inc.	93,342
545	InterContinental Hotels Group plc	35,862
1,201	Las Vegas Sands Corp.	70,967
1,017	Marriott International, Inc., Class A	142,675
2,645	McDonald’s Corp.	549,261
200	McDonald’s Holdings Co., Ltd.	8,822
763	Melco Resorts & Entertainment, Ltd., ADR	16,572
2,822	Merlin Entertainments plc	16,093
2,400	MGM China Holdings, Ltd.	4,088
1,831	MGM Resorts International	52,312
784	Norwegian Cruise Line Holdings, Ltd.*	42,046
700	Oriental Land Co., Ltd.	86,800
308	Paddy Power plc	23,192
873	Restaurant Brands International, Inc.	60,718
578	Royal Caribbean Cruises, Ltd.	70,059
8,000	Sands China, Ltd.	38,350

See accompanying notes to the financial statements.

9

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,000	Shangri-La Asia, Ltd.	$5,047
10,000	SJM Holdings, Ltd.	11,395
301	Sodexo SA	35,179
4,283	Starbucks Corp.	359,044
634	Stars Group, Inc. (The)*	10,822
5,762	Tabcorp Holdings, Ltd.	18,024
1,739	TUI AG	17,056
136	Vail Resorts, Inc.	30,352
593	Whitbread plc^	34,875
5,200	Wynn Macau, Ltd.	11,683
369	Wynn Resorts, Ltd.	45,752
1,084	Yum! Brands, Inc.	119,966

		2,581,551

Household Durables (0.6%):
3,899	Barratt Developments plc	28,381
503	Berkeley Group Holdings plc (The)	23,851
900	Casio Computer Co., Ltd.	11,201
1,209	D.R. Horton, Inc.	52,145
862	Electrolux AB, Series B, Class B	22,040
343	Garmin, Ltd.	27,371
1,713	Husqvarna AB, Class B	16,031
600	Iida Group Holdings Co., Ltd.	9,707
538	Leggett & Platt, Inc.	20,643
1,070	Lennar Corp., Class A	51,852
220	Mohawk Industries, Inc.*	32,443
1,786	Newell Brands, Inc.	27,540
1,300	Nikon Corp.	18,432
11	NVR, Inc.*	37,073
7,100	Panasonic Corp.	59,292
1,137	Persimmon plc	28,832
948	PulteGroup, Inc.	29,976
100	Rinnai Corp.	6,372
92	SEB SA	16,538
1,200	Sekisui Chemical Co., Ltd.	18,066
1,900	Sekisui House, Ltd.	31,360
800	Sharp Corp.	8,813
4,200	Sony Corp.	219,476
10,282	Taylor Wimpey plc	20,596
4,000	Techtronic Industries Co., Ltd.	30,676
202	Whirlpool Corp.	28,757

		877,464

Household Products (1.2%):
869	Church & Dwight Co., Inc.	63,489
440	Clorox Co. (The)	67,368
2,805	Colgate-Palmolive Co.	201,034
2,044	Essity AB, Class B	62,852
336	Henkel AG & Co. KGaA	30,844
1,167	Kimberly-Clark Corp.	155,538
1,000	Lion Corp.	18,661
400	Pigeon Corp.	16,138
8,523	Procter & Gamble Co. (The)	934,548
2,436	Reckitt Benckiser Group plc	192,472
1,300	Unicharm Corp.	39,230

		1,782,174

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.1%):
2,498	AES Corp. (The)	$41,867
500	Electric Power Development Co., Ltd.	11,346
3,164	Meridian Energy, Ltd.	10,107
1,087	NRG Energy, Inc.	38,175
462	Uniper SE	13,992
1,185	Vistra Energy Corp.*	26,828

		142,315

Industrial Conglomerates (1.4%):
1,956	3M Co., Class C	339,053
9,500	CK Hutchison Holdings, Ltd.	93,471
329	DCC plc	29,408
29,682	General Electric Co.	311,661
2,503	Honeywell International, Inc.	436,999
800	Jardine Matheson Holdings, Ltd.	50,421
600	Jardine Strategic Holdings, Ltd.	22,894
400	Keihan Electric Railway Co., Ltd.	17,459
4,300	Keppel Corp., Ltd.	21,240
5,370	NWS Holdings, Ltd.	11,050
361	Roper Industries, Inc.	132,220
700	Seibu Holdings, Inc.	11,696
3,000	SembCorp Industries, Ltd.	5,361
2,657	Siemens AG, Registered Shares	315,741
1,528	Smiths Group plc	30,412
1,900	Toshiba Corp.	59,201

		1,888,287

Insurance (4.4%):
586	Admiral Group plc	16,461
6,113	AEGON NV	30,429
2,538	Aflac, Inc.	139,108
624	Ageas NV	32,445
41,600	AIA Group, Ltd.	449,740
47	Alleghany Corp.*	32,012
1,455	Allianz SE, Registered Shares+	350,587
1,181	Allstate Corp. (The)	120,096
235	American Financial Group, Inc.	24,080
2,994	American International Group, Inc.	159,520
843	Aon plc	162,682
1,311	Arch Capital Group, Ltd.*	48,611
626	Arthur J. Gallagher & Co.	54,831
3,772	Assicurazioni Generali SpA	70,921
174	Assurant, Inc.	18,510
572	Athene Holding, Ltd.*	24,630
13,387	Aviva plc	70,990
6,730	AXA SA	176,752
160	Baloise Holding AG, Registered Shares	28,360
327	Brighthouse Financial, Inc.*	11,998
1,563	Chubb, Ltd.	230,215
539	Cincinnati Financial Corp.	55,878
697	CNP Assurances SA	15,822
3,700	Dai-ichi Life Insurance Co., Ltd.	55,986
5,556	Direct Line Insurance Group plc	23,409
87	Erie Indemnity Co., Class A	22,122
130	Everest Re Group, Ltd.	32,133
91	Fairfax Financial Holdings, Ltd.	44,670
928	FNF Group	37,398

See accompanying notes to the financial statements.

10

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
727	Gjensidige Forsikring ASA	$14,646
1,141	Great-West Lifeco, Inc.	26,272
228	Hannover Rueck SE	36,853
1,259	Hartford Financial Services Group, Inc. (The)	70,151
396	IA Financial Corp., Inc.	16,132
8,236	Insurance Australia Group, Ltd.	47,844
462	Intact Financial Corp.	42,700
5,500	Japan Post Holdings Co., Ltd.	62,323
20,216	Legal & General Group plc	69,184
739	Lincoln National Corp.	47,629
993	Loews Corp.	54,287
6,859	Manulife Financial Corp.	124,670
3,957	MAPFRE SA^	11,581
47	Markel Corp.*	51,211
1,714	Marsh & McLennan Cos., Inc.	170,973
10,769	Medibank Private, Ltd.	26,415
2,810	MetLife, Inc.	139,573
1,600	MS&AD Insurance Group Holdings, Inc.	50,881
523	Muenchener Rueckversicherungs-Gesellschaft AG	131,225
900	NKSJ Holdings, Inc.	34,836
1,129	NN Group NV	45,440
1,409	Poste Italiane SpA^	14,840
842	Power Corp. of Canada	18,140
922	Power Financial Corp.	21,209
968	Principal Financial Group, Inc.	56,067
2,056	Progressive Corp. (The)	164,337
1,390	Prudential Financial, Inc.	140,390
8,994	Prudential plc	195,856
4,484	QBE Insurance Group, Ltd.	37,308
228	Reinsurance Group of America, Inc.	35,575
160	RenaissanceRe Holdings, Ltd.	28,482
4,071	RSA Insurance Group plc	29,886
1,525	Sampo OYJ, Class A	71,950
535	SCOR SA	23,473
500	Sony Financial Holdings, Inc.	12,039
2,000	Sun Life Financial, Inc.	82,832
4,547	Suncorp-Metway, Ltd.	43,034
107	Swiss Life Holding AG, Registered Shares	53,054
1,048	Swiss Re AG	106,592
1,800	T&D Holdings, Inc.	19,635
2,200	Tokio Marine Holdings, Inc.	110,423
389	Torchmark Corp.	34,800
872	Travelers Cos., Inc. (The)	130,381
433	Tryg A/S	14,079
730	UnumProvident Corp.	24,492
537	W.R. Berkley Corp.	35,404
443	Willis Towers Watson plc	84,852
519	Zurich Insurance Group AG	180,796

		5,585,148

Interactive Media & Services (2.9%):
1,024	Alphabet, Inc., Class A*	1,108,787
1,078	Alphabet, Inc., Class C*	1,165,221
2,399	Auto Trader Group plc	16,716
8,179	Facebook, Inc., Class A*	1,578,547
281	IAC/InterActiveCorp.*	61,126
700	Kakaku.com, Inc.	13,551
200	Line Corp.*	5,603

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
117	REA Group, Ltd.^	$7,901
2,338	Snap, Inc., Class A*	33,433
342	TripAdvisor, Inc.*	15,831
2,462	Twitter, Inc.*	85,924
10,200	Yahoo! Japan Corp.	29,985
443	Zillow Group, Inc., Class C*^	20,551

		4,143,176

Internet & Direct Marketing Retail (2.4%):
1,432	Amazon.com, Inc.*	2,711,677
151	Booking Holdings, Inc.*	283,081
335	Delivery Hero AG*	15,191
3,050	eBay, Inc.	120,475
419	Expedia, Inc.	55,740
324	GrubHub, Inc.*^	25,269
151	MercadoLibre, Inc.*	92,377
1,565	Ocado Group plc*	23,192
1,663	Qurate Retail, Inc.*	20,605
3,100	Rakuten, Inc.	36,974
700	Start Today Co., Ltd.	13,139
203	Wayfair, Inc., Class A*	29,638
340	Zalando SE*^	15,082

		3,442,440

IT Services (4.0%):
2,197	Accenture plc, Class C	405,941
26	Adyen NV*	20,071
597	Akamai Technologies, Inc.*	47,844
169	Alliance Data Systems Corp.	23,682
1,573	Amadeus IT Holding SA	124,449
346	Atos Origin SA	28,922
1,498	Automatic Data Processing, Inc.	247,664
403	Broadridge Financial Solutions, Inc.	51,455
475	Capgemini SA	59,087
903	CGI, Inc.*	69,432
1,917	Cognizant Technology Solutions Corp., Class A	121,519
1,800	Computershare, Ltd.	20,513
1,004	DXC Technology Co.	55,371
187	Epam Systems, Inc.*	32,370
1,083	Fidelity National Information Services, Inc.	132,862
1,734	First Data Corp., Class A*	46,939
1,311	Fiserv, Inc.*	119,511
295	FleetCor Technologies, Inc.*	82,851
700	Fujitsu, Ltd.	48,736
324	Gartner, Inc.*	52,145
543	Global Payments, Inc.	86,951
543	GoDaddy, Inc., Class A*	38,091
3,061	International Business Machines Corp.	422,112
261	Jack Henry & Associates, Inc.	34,953
478	Leidos Holdings, Inc.	38,168
3,136	MasterCard, Inc., Class A	829,566
109	MongoDB, Inc.*	16,578
1,320	Nomura Research Institute, Ltd.	21,213
1,800	NTT Data Corp.	24,028
200	OBIC Co., Ltd.	22,710
349	Okta, Inc.*	43,105
400	Otsuka Corp.	16,122
1,047	Paychex, Inc.	86,158

See accompanying notes to the financial statements.

11

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,838	PayPal Holdings, Inc.*	$439,297
986	Sabre Corp.	21,889
300	Shopify, Inc., Class A*	90,045
1,081	Square, Inc., Class A*	78,405
563	Total System Services, Inc.	72,216
323	Twilio, Inc., Series A*	44,041
359	VeriSign, Inc.*	75,088
6,023	Visa, Inc., Class A	1,045,291
1,477	Western Union Co.	29,378
411	Wirecard AG	69,137
155	Wix.com, Ltd.*	22,026
326	Worldline SA*	23,722
1,023	Worldpay, Inc., Class A*	125,369

		5,607,023

Leisure Products (0.1%):
443	Hasbro, Inc.	46,816
700	Namco Bandai Holdings, Inc.	34,043
239	Polaris Industries, Inc.	21,804
200	Sankyo Co., Ltd.	7,248
800	Sega Sammy Holdings, Inc.	9,742
200	Shimano, Inc.	29,721
500	Yamaha Corp.	23,810

		173,184

Life Sciences Tools & Services (0.7%):
1,082	Agilent Technologies, Inc.	80,793
44	Eurofins Scientific SE^	19,460
508	Illumina, Inc.*	187,020
581	IQVIA Holdings, Inc.*	93,483
245	Lonza Group AG, Registered Shares	82,715
83	Mettler-Toledo International, Inc.*	69,720
382	PerkinElmer, Inc.	36,802
839	Qiagen NV*	34,075
99	Sartorius Stedim Biotech	15,610
1,362	Thermo Fisher Scientific, Inc.	399,992
242	Waters Corp.*	52,088

		1,071,758

Machinery (1.8%):
1,121	Alfa Laval AB	24,471
607	Alstom SA	28,156
1,300	Amada Holdings Co., Ltd.	14,788
291	Andritz AG	10,966
1,444	Atlas Copco AB	41,449
2,205	Atlas Copco AB, Class A	70,518
1,969	Caterpillar, Inc.	268,355
3,515	CNH Industrial NV	35,945
528	Cummins, Inc.	90,468
400	Daifuku Co., Ltd.	22,575
1,030	Deere & Co.	170,681
526	Dover Corp.	52,705
1,444	Epiroc AB	14,311
2,458	Epiroc AB, Class A	25,605
600	FANUC Corp.	111,397
458	Flowserve Corp.	24,132
1,055	Fortive Corp.	86,004
524	GEA Group AG	14,883
1,200	Hino Motors, Ltd.	10,121

Shares		Fair Value
Common Stocks, continued
Machinery, continued
200	Hitachi Construction Machinery Co., Ltd.	$5,222
200	Hoshizaki Electric Co., Ltd.	14,874
258	IDEX Corp.	44,412
600	IHI Corp.	14,511
1,130	Illinois Tool Works, Inc.	170,415
797	Ingersoll-Rand plc	100,956
800	JTEKT Corp.	9,736
500	Kawasaki Heavy Industries, Ltd.	11,861
282	Kion Group AG	17,773
167	Knorr-Bremse AG	18,594
3,300	Komatsu, Ltd.	79,981
1,245	Kone OYJ, Class B	73,462
2,900	Kubota Corp.	48,360
200	Kurita Water Industries, Ltd.	4,984
800	Makita Corp.	27,261
270	Metso Corp. OYJ	10,606
210	Middleby Corp. (The)*	28,497
1,400	Minebea Co., Ltd.	23,816
1,000	Misumi Group, Inc.	25,201
1,100	Mitsubishi Heavy Industries, Ltd.	47,958
400	Nabtesco Corp.	11,177
1,000	NGK Insulators, Ltd.	14,621
1,100	NSK, Ltd.	9,886
1,190	PACCAR, Inc.	85,275
468	Parker Hannifin Corp.	79,565
503	Pentair plc	18,712
4,018	Sandvik AB	73,858
141	Schindler Holding AG	31,403
74	Schindler Holding AG, Registered Shares	16,170
1,203	SKF AB, Class B	22,134
200	SMC Corp.	74,890
190	Snap-On, Inc.	31,472
253	Spirax-Sarco Engineering plc	29,508
529	Stanley Black & Decker, Inc.	76,499
400	Sumitomo Heavy Industries, Ltd.	13,801
400	THK Co., Ltd.	9,618
5,294	Volvo AB, Class B	84,055
157	WABCO Holdings, Inc.*	20,818
504	Wabtec Corp.^	36,167
1,402	Wartsila Corp. OYJ, Class B	20,331
830	Weir Group plc (The)	16,301
611	Xylem, Inc.	51,104
8,500	Yangzijiang Shipbuilding Holdings, Ltd.	9,639

		2,733,014

Marine (0.0%†):
11	A.P. Moeller – Maersk A/S, Class A	12,779
22	A.P. Moeller – Maersk A/S, Class B	27,311
180	Kuehne & Nagel International AG, Registered Shares	26,732
500	Mitsui O.S.K. Lines, Ltd.	12,010
600	Nippon Yusen Kabushiki Kaisha	9,659

		88,491

Media (1.0%):
510	Altice USA, Inc.*	12,419
179	Axel Springer AG^	12,616
1,084	CBS Corp., Class B	54,092
543	Charter Communications, Inc., Class A*	214,583

See accompanying notes to the financial statements.

12

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
15,483	Comcast Corp., Class A	$654,620
400	Cyberagent, Inc.	14,540
800	Dentsu, Inc.	28,008
447	Discovery Communications, Inc., Class A*^	13,723
1,175	Discovery Communications, Inc., Class C*	33,429
676	DISH Network Corp., Class A*	25,965
678	Eutelsat Communications SA	12,678
1,233	Fox Corp., Class A	45,177
514	Fox Corp., Class B	18,776
600	Hakuhodo DY Holdings, Inc.	10,132
4,548	Informa plc	48,273
1,246	Interpublic Group of Cos., Inc. (The)	28,147
13,978	ITV plc	19,170
176	JCDecaux SA	5,330
341	Liberty Broadband Corp., Class C*	35,539
1,619	Liberty Global plc, Series C*	42,952
692	Liberty Global plc, Class A*	18,677
369	Liberty SiriusXM Group, Class A*	13,952
619	Liberty SiriusXM Group, Class C*	23,510
1,432	News Corp., Class A	19,318
804	Omnicom Group, Inc.	65,888
2,536	Pearson plc	26,419
762	Publicis Groupe SA	40,224
615	Quebecor, Inc., Class B	14,649
170	RTL Group^	8,722
351	Schibsted ASA, Class B	9,174
1,102	SES Global, Class A	17,251
1,640	Shaw Communications, Inc., Class B	33,467
1,500	Singapore Press Holdings, Ltd.	2,712
5,788	Sirius XM Holdings, Inc.^	32,297
227	Telenet Group Holding NV	12,657
4,388	WPP plc	55,334

		1,724,420

Metals & Mining (1.6%):
732	Agnico Eagle Mines, Ltd.	37,534
10,099	Alumina, Ltd.	16,545
3,486	Anglo American plc	99,694
1,249	Antofagasta plc	14,784
2,245	ArcelorMittal	40,194
6,266	Barrick Gold Corp.	98,914
10,094	BHP Billiton, Ltd.	292,347
7,334	BHP Group plc	187,143
1,801	BlueScope Steel, Ltd.	15,285
1,073	Boliden AB	27,454
2,679	First Quantum Minerals, Ltd.	25,452
4,086	Fortescue Metals Group, Ltd.	26,004
667	Franco-Nevada Corp.	56,619
4,401	Freeport-McMoRan Copper & Gold, Inc.	51,096
837	Fresnillo plc	9,262
37,908	Glencore International plc	131,883
1,100	Hitachi Metals, Ltd.	12,462
1,600	JFE Holdings, Inc.	23,557
4,800	Kinross Gold Corp.*	18,549
688	Kirkland Lake Gold, Ltd.^	29,645
1,500	Kobe Steel, Ltd.	9,842
1,942	Lundin Mining Corp.	10,693
100	Maruichi Steel Tube, Ltd.	2,782

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
400	Mitsubishi Materials Corp.	$11,405
2,735	Newcrest Mining, Ltd.	61,458
2,804	Newmont Mining Corp.	107,869
2,700	Nippon Steel Corp.	46,442
3,743	Norsk Hydro ASA	13,440
1,109	Nucor Corp.	61,106
3,893	Rio Tinto plc	240,131
1,254	Rio Tinto, Ltd.	91,484
18,228	South32, Ltd.	40,729
839	Steel Dynamics, Inc.	25,338
700	Sumitomo Metal & Mining Co., Ltd.	20,988
1,869	Teck Cominco, Ltd., Class B	43,135
1,419	ThyssenKrupp AG^	20,747
415	Voestalpine AG^	12,820
1,407	Wheaton Precious Metals Corp.	34,031

		2,068,863

Mortgage Real Estate Investment Trusts (0.1%):
1,856	AGNC Investment Corp.	31,218
4,415	Annaly Capital Management, Inc.	40,309

		71,527

Multiline Retail (0.4%):
218	Canadian Tire Corp., Class A	23,755
884	Dollar General Corp.	119,481
839	Dollar Tree, Inc.*	90,100
888	Dollarama, Inc.	31,243
400	Don Quijote Co., Ltd.	25,429
2,114	Harvey Norman Holdings, Ltd.	6,052
1,300	Isetan Mitsukoshi Holdings, Ltd.	10,531
900	J. Front Retailing Co., Ltd.	10,342
602	Kohl’s Corp.	28,625
1,005	Macy’s, Inc.	21,567
7,460	Marks & Spencer Group plc	20,007
700	MARUI Group Co., Ltd.	14,272
458	Next plc	32,138
372	Nordstrom, Inc.^	11,852
100	Ryohin Keikaku Co., Ltd.	18,096
1,721	Target Corp.	149,057

		612,547

Multi-Utilities (0.9%):
2,174	AGL Energy, Ltd.	30,554
854	Ameren Corp.	64,144
348	Atco, Ltd.	11,731
463	Canadian Utilities, Ltd., Class A	13,069
1,764	CenterPoint Energy, Inc.	50,503
19,614	Centrica plc	21,862
983	CMS Energy Corp.	56,926
1,130	Consolidated Edison, Inc.	99,078
2,752	Dominion Energy, Inc.	212,785
615	DTE Energy Co.	78,646
7,903	E.ON SE	85,809
6,347	Engie Group	96,359
423	Innogy SE	18,105
12,089	National Grid plc	128,447
1,299	NiSource, Inc.	37,411
1,666	Public Service Enterprise Group, Inc.	97,994
1,664	RWE AG	41,010

See accompanying notes to the financial statements.

13

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
897	Sempra Energy	$123,284
1,255	Suez Environnement Co.	18,106
1,961	Veolia Environnement SA	47,798
1,085	WEC Energy Group, Inc.	90,456

		1,424,077

Oil, Gas & Consumable Fuels (5.7%):
398	Aker BP ASA	11,480
1,676	Anadarko Petroleum Corp.	118,259
1,421	Apache Corp.	41,166
68,823	BP plc	480,867
1,501	Cabot Oil & Gas Corp.	34,463
1,032	Caltex Australia, Ltd.	17,945
1,442	Cameco Corp.	15,462
4,227	Canadian Natural Resources, Ltd.	113,987
3,747	Cenovus Energy, Inc.	33,052
783	Cheniere Energy, Inc.*	53,596
6,535	Chevron Corp.	813,216
378	Cimarex Energy Co.	22,427
646	Concho Resources, Inc.	66,654
3,913	ConocoPhillips Co.	238,694
370	Continental Resources, Inc.	15,573
1,460	Devon Energy Corp.	41,639
556	Diamondback Energy, Inc.	60,587
595	Enagas SA^	15,893
6,855	Enbridge, Inc.	247,625
5,469	EnCana Corp.	28,068
9,030	ENI SpA	149,537
1,940	EOG Resources, Inc.	180,730
14,492	Exxon Mobil Corp.	1,110,523
1,927	Galp Energia SGPS SA	29,699
888	Hess Corp.	56,450
540	HollyFrontier Corp.	24,991
1,272	Husky Energy, Inc.	12,056
582	Idemitsu Kosan Co., Ltd.	17,697
940	Imperial Oil, Ltd.	26,031
3,800	INPEX Corp.	34,642
1,260	Inter Pipeline, Ltd.^	19,602
10,850	JX Holdings, Inc.	54,228
705	Keyera Corp.^	18,145
6,985	Kinder Morgan, Inc.	145,847
290	Koninklijke Vopak NV	13,397
539	Lundin Petroleum AB	16,782
2,940	Marathon Oil Corp.	41,777
2,290	Marathon Petroleum Corp.	127,965
1,299	Neste Oil OYJ	44,146
1,657	Noble Energy, Inc.	37,117
2,616	Occidental Petroleum Corp.	131,532
4,153	Oil Search, Ltd.	20,680
488	OMV AG	23,774
1,461	ONEOK, Inc.	100,531
5,394	Origin Energy, Ltd.	27,734
929	Parsley Energy, Inc., Class A*	17,660
1,600	Pembina Pipelines Corp.^	59,569
1,528	Phillips 66	142,929
593	Pioneer Natural Resources Co.	91,239
369	Plains GP Holdings, LP, Class A	9,214
775	Prairiesky Royalty, Ltd.^	10,890

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,568	Repsol SA	$71,592
15,243	Royal Dutch Shell plc, Class A	499,028
12,887	Royal Dutch Shell plc, Class B	420,272
6,196	Santos, Ltd.	30,871
8,691	Snam SpA	43,228
3,449	Statoil ASA	68,359
5,376	Suncor Energy, Inc.	167,717
749	Targa Resources Corp.	29,406
3,279	TC Energy Corp.	162,572
8,152	Total SA	455,994
813	Tourmaline Oil Corp.^	10,357
1,455	Valero Energy Corp.	124,563
444	Vermilion Energy, Inc.^	9,647
386	Washington H. Soul Pattinson & Co., Ltd.	5,965
4,258	Williams Cos., Inc. (The)	119,394
3,349	Woodside Petroleum, Ltd.	85,710

		7,572,442

Paper & Forest Products (0.1%):
1,393	Mondi plc	31,761
3,000	OYI Paper Co., Ltd.	17,382
2,017	Stora Enso OYJ, Registered Shares	23,701
1,815	UPM-Kymmene OYJ	48,225
230	West Fraser Timber Co., Ltd.	10,486

		131,555

Personal Products (0.9%):
347	Beiersdorf AG	41,641
566	Coty, Inc., Class A	7,584
757	Estee Lauder Co., Inc. (The), Class A	138,615
1,700	Kao Corp.	129,711
200	Kobayashi Pharmaceutical Co., Ltd.	14,343
100	Kose Corp.	16,822
891	L’Oreal SA	253,731
400	Pola Orbis Holdings, Inc.	11,201
1,200	Shiseido Co., Ltd.	90,646
5,018	Unilever NV	305,587
3,747	Unilever plc	232,634

		1,242,515

Pharmaceuticals (5.8%):
1,122	Allergan plc	187,856
6,700	Astellas Pharma, Inc.	95,677
4,367	AstraZeneca plc	356,426
2,375	Aurora Cannabis, Inc.*^	18,610
1,169	Bausch Health Cos., Inc.*	29,497
3,158	Bayer AG, Registered Shares	219,295
5,526	Bristol-Myers Squibb Co.	250,604
722	Canopy Growth Corp.*^	29,153
700	Chugai Pharmaceutical Co., Ltd.	45,794
647	Cronos Group, Inc.*	10,381
2,000	Daiichi Sankyo Co., Ltd.	104,440
500	Dainippon Sumitomo Pharma Co., Ltd.	9,502
900	Eisai Co., Ltd.	50,788
974	Elanco Animal Health, Inc.*	32,921
3,069	Eli Lilly & Co.	340,015
17,000	GlaxoSmithKline plc	340,231
268	H. Lundbeck A/S	10,601
200	Hisamitsu Pharmaceutical Co., Inc.	7,923

See accompanying notes to the financial statements.

14

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
101	Ipsen SA	$13,779
194	Jazz Pharmaceuticals plc*	27,656
9,131	Johnson & Johnson Co.	1,271,767
1,000	Kyowa Hakko Kogyo Co., Ltd.	18,025
8,866	Merck & Co., Inc.	743,414
442	Merck KGaA	46,236
900	Mitsubishi Tanabe Pharma Corp.	10,064
1,895	Mylan NV*	36,081
586	Nektar Therapeutics*	20,850
7,439	Novartis AG, Registered Shares	680,701
5,927	Novo Nordisk A/S, Class B	302,426
1,300	Ono Pharmaceutical Co., Ltd.	23,349
411	Orion OYJ, Class B	15,065
1,400	Otsuka Holdings Co., Ltd.	45,762
493	Perrigo Co. plc	23,477
18,954	Pfizer, Inc.	821,087
427	Recordati SpA	17,795
2,411	Roche Holding AG	678,652
3,850	Sanofi-Aventis SA	332,972
1,400	Santen Pharmaceutical Co., Ltd.	23,247
1,000	Shionogi & Co., Ltd.	57,750
100	Taisho Pharmaceutical Holdings Co., Ltd.	7,700
5,150	Takeda Pharmacuetical Co., Ltd.	183,081
2,824	Teva Pharmaceutical Industries, Ltd., ADR*	26,066
420	UCB SA	34,819
160	Vifor Pharma AG	23,131
1,670	Zoetis, Inc.	189,528

		7,814,194

Professional Services (0.8%):
535	Adecco SA, Registered Shares	32,166
996	Bureau Veritas SA	24,595
129	CoStar Group, Inc.*	71,474
425	Equifax, Inc.	57,477
2,927	Experian plc	88,839
1,288	IHS Markit, Ltd.*	82,071
578	Intertek Group plc	40,485
191	ManpowerGroup, Inc.	18,451
1,114	Nielsen Holdings plc	25,176
400	Persol Holdings Co., Ltd.	9,426
465	Randstad Holding NV	25,536
3,900	Recruit Holdings Co., Ltd.	130,399
6,780	Reed Elsevier plc	164,750
411	Robert Half International, Inc.	23,431
1,229	Seek, Ltd.	18,285
17	SGS SA, Registered Shares	43,332
177	Teleperformance	35,458
724	Thomson Reuters Corp.	46,711
690	TransUnion	50,722
497	Verisk Analytics, Inc.	72,790
955	Wolters Kluwer NV	69,508

		1,131,082

Real Estate Management & Development (0.7%):
400	AEON Mall Co., Ltd.	6,029
2,771	Aroundtown SA	22,825
165	Azrieli Group	11,074
7,500	CapitaLand, Ltd.	19,579

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,177	CBRE Group, Inc., Class A*	$60,380
900	City Developments, Ltd.	6,320
8,500	CK Asset Holdings, Ltd.	66,356
200	Daito Trust Construction Co., Ltd.	25,463
2,000	Daiwa House Industry Co., Ltd.	58,417
1,209	Deutsche Wohnen AG	44,335
760	First Capital Realty, Inc.^	12,688
8,000	Hang Lung Properties, Ltd.	19,048
5,324	Henderson Land Development Co., Ltd.	29,378
4,000	Hongkong Land Holdings, Ltd.	25,802
1,400	Hulic Co., Ltd.	11,273
2,000	Hysan Development Co., Ltd.	10,337
178	Jones Lang LaSalle, Inc.	25,043
2,500	Kerry Properties, Ltd.	10,505
2,148	Lend Lease Group	19,616
4,300	Mitsubishi Estate Co., Ltd.	80,227
2,800	Mitsui Fudosan Co., Ltd.	67,997
22,308	New World Development Co., Ltd.	34,764
400	Nomura Real Estate Holdings, Inc.	8,613
12,117	Sino Land Co., Ltd.	20,264
1,300	Sumitomo Realty & Development Co., Ltd.	46,491
5,500	Sun Hung Kai Properties, Ltd.	93,407
2,000	Swire Pacific, Ltd., Class A	24,609
4,800	Swire Properties, Ltd.	19,402
272	Swiss Prime Site AG	23,758
2,200	Tokyu Fudosan Holdings Corp.	12,169
1,769	UOL Group, Ltd.	9,877
1,727	Vonovia SE	82,457
5,000	Wharf Holdings, Ltd. (The)	13,221
4,000	Wharf Real Estate Investment Co., Ltd.	28,102
3,000	Wheelock & Co., Ltd.	21,543

		1,071,369

Road & Rail (1.3%):
39	AMERCO, Inc.	14,763
7,133	Aurizon Holdings, Ltd.	27,086
2,466	Canadian National Railway Co.	228,257
482	Canadian Pacific Railway, Ltd., Class 1	113,535
500	Central Japan Railway Co.	100,307
8,000	ComfortDelGro Corp., Ltd.	15,735
2,699	CSX Corp.	208,822
652	DSV A/S	64,032
1,000	East Japan Railway Co.	93,663
900	Hankyu Hanshin Holdings, Inc.	32,310
302	J.B. Hunt Transport Services, Inc.	27,606
358	Kansas City Southern	43,612
1,000	Keihin Electric Express Railway Co., Ltd.	17,243
400	Keio Corp.	26,349
500	Keisei Electric Railway Co., Ltd.	18,245
600	Kintetsu Corp.	28,763
346	Knight-Swift Transportation Holdings, Inc.	11,363
400	Kyushu Railway Co.	11,684
5,500	MTR Corp., Ltd.	37,046
600	Nagoya Railroad Co., Ltd.	16,620
300	Nippon Express Co., Ltd.	15,992
913	Norfolk Southern Corp.	181,988
1,100	Odakyu Electric Railway Co., Ltd.	26,956
235	Old Dominion Freight Line, Inc.	35,076

See accompanying notes to the financial statements.

15

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
600	Tobu Railway Co., Ltd.	$17,516
1,600	Tokyu Corp.	28,352
636	Uber Technologies, Inc.*	29,498
2,489	Union Pacific Corp.	420,914
600	West Japan Railway Co.	48,681

		1,942,014

Semiconductors & Semiconductor Equipment (2.7%):
3,346	Advanced Micro Devices, Inc.*	101,618
700	Advantest Corp.	19,369
1,240	Analog Devices, Inc.	139,959
3,283	Applied Materials, Inc.	147,440
1,300	ASM Pacific Technology, Ltd.	13,329
1,414	ASML Holding NV	295,544
1,364	Broadcom, Inc.	392,640
100	Disco Corp.	16,498
3,972	Infineon Technologies AG	70,175
15,484	Intel Corp.	741,218
552	KLA-Tencor Corp.	65,246
531	Lam Research Corp.	99,743
2,226	Marvell Technology Group, Ltd.	53,135
990	Maxim Integrated Products, Inc.	59,222
768	Microchip Technology, Inc.	66,586
3,920	Micron Technology, Inc.*	151,273
1,982	NVIDIA Corp.	325,504
1,017	NXP Semiconductors NV	99,269
1,556	ON Semiconductor Corp.*	31,447
393	Qorvo, Inc.*	26,178
4,140	QUALCOMM, Inc.	314,930
3,100	Renesas Electronics Corp.*	15,447
300	ROHM Co., Ltd.	20,257
591	Skyworks Solutions, Inc.	45,667
2,267	STMicroelectronics NV	40,213
900	SUMCO Corp.^	10,777
3,231	Texas Instruments, Inc.	370,789
500	Tokyo Electron, Ltd.	70,312
866	Xilinx, Inc.	102,119

		3,905,904

Software (4.8%):
1,667	Adobe Systems, Inc.*	491,182
309	ANSYS, Inc.*	63,289
762	Autodesk, Inc.*	124,130
1,801	BlackBerry, Ltd.*	13,424
993	Cadence Design Systems, Inc.*	70,314
398	CDK Global, Inc.	19,677
440	Check Point Software Technologies, Ltd.*	50,868
445	Citrix Systems, Inc.	43,672
67	Constellation Software, Inc.	63,155
128	CyberArk Software, Ltd.*	16,364
410	Dassault Systemes SA	65,487
351	DocuSign, Inc.*	17,448
656	Dropbox, Inc., Class A*	16,433
481	Fortinet, Inc.*	36,955
861	Intuit, Inc.	225,005
1,152	Micro Focus International plc	30,247
24,989	Microsoft Corp.	3,347,527
187	NICE Systems, Ltd.*	25,615

Shares		Fair Value
Common Stocks, continued
Software, continued
946	Open Text Corp.	$39,042
100	Oracle Corp.	7,330
8,650	Oracle Corp.	492,791
171	Paycom Software, Inc.*	38,769
401	PTC, Inc.*	35,994
578	Red Hat, Inc.*	108,525
3,033	Sage Group plc	30,940
2,610	Salesforce.com, Inc.*	396,015
3,410	SAP AG	468,620
611	ServiceNow, Inc.*	167,762
515	Splunk, Inc.*	64,761
803	SS&C Technologies Holdings, Inc.	46,261
2,098	Symantec Corp.	45,652
523	Synopsys, Inc.*	67,305
255	Tableau Software, Inc., Class A*	42,335
219	Temenos Group AG	39,231
400	Trend Micro, Inc.	17,871
271	VMware, Inc., Class A	45,314
523	Workday, Inc., Class A*	107,518

		6,982,828

Specialty Retail (1.7%):
100	ABC-Mart, Inc.	6,527
245	Advance Auto Parts, Inc.	37,764
88	AutoZone, Inc.*	96,753
775	Best Buy Co., Inc.	54,041
242	Burlington Stores, Inc.*	41,176
633	CarMax, Inc.*	54,963
133	Dufry AG, Registered Shares	11,271
200	Fast Retailing Co., Ltd.	121,108
935	Gap, Inc. (The)	16,802
2,995	Hennes & Mauritz AB, Class B	53,177
100	Hikari Tsushin, Inc.	21,837
3,862	Home Depot, Inc. (The)	803,181
3,805	Industria de Diseno Textil SA	114,292
6,987	Kingfisher plc	19,084
844	L Brands, Inc.	22,028
2,745	Lowe’s Cos., Inc.	276,998
300	Nitori Co., Ltd.	39,810
262	O’Reilly Automotive, Inc.*	96,762
1,282	Ross Stores, Inc.	127,072
100	Shimamura Co., Ltd.	7,484
407	Tiffany & Co.	38,111
4,240	TJX Cos., Inc. (The)	224,211
427	Tractor Supply Co.	46,458
204	Ulta Salon, Cosmetics & Fragrance, Inc.*	70,766
800	USS Co., Ltd.	15,792
2,400	Yamada Denki Co., Ltd.	10,626

		2,428,094

Technology Hardware, Storage & Peripherals (2.7%):
16,167	Apple, Inc.	3,199,772
900	Brother Industries, Ltd.	17,050
3,400	Canon, Inc.^	99,594
471	Dell Technologies, Inc., Class C*	23,927
1,200	Fujifilm Holdings Corp.	60,973
4,918	Hewlett Packard Enterprise Co.	73,524
5,158	HP, Inc.	107,235

See accompanying notes to the financial statements.

16

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,800	Konica Minolta Holdings, Inc.	$17,545
1,000	NEC Corp.	39,412
887	NetApp, Inc.	54,728
2,600	Ricoh Co., Ltd.	26,027
892	Seagate Technology plc	42,031
1,100	Seiko Epson Corp.	17,449
1,045	Western Digital Corp.	49,690
592	Xerox Corp.	20,963

		3,849,920

Textiles, Apparel & Luxury Goods (1.3%):
587	Adidas AG	181,174
1,443	Burberry Group plc	34,228
583	Capri Holdings, Ltd.*	20,218
1,836	Compagnie Financiere Richemont SA	155,892
658	Gildan Activewear, Inc.	25,468
899	Hanesbrands, Inc.	15,481
113	Hermes International SA	81,479
162	Hugo Boss AG	10,794
264	Kering	156,127
356	Lululemon Athletica, Inc.*	64,154
944	LVMH Moet Hennessy Louis Vuitton SA	401,747
651	Moncler SpA	27,826
4,340	Nike, Inc., Class B	364,343
370	Pandora A/S	13,169
360	Puma SE	24,001
273	PVH Corp.	25,837
168	Ralph Lauren Corp.	19,083
103	Swatch Group AG (The), Class B	29,585
210	Swatch Group AG (The), Registered Shares	11,376
1,086	Tapestry, Inc.	34,459
731	Under Armour, Inc., Class A*	18,531
702	Under Armour, Inc., Class C*	15,584
1,161	VF Corp.	101,413
3,000	Yue Yuen Industrial Holdings, Ltd.	8,206

		1,840,175

Tobacco (0.8%):
6,430	Altria Group, Inc.	304,461
7,644	British American Tobacco plc	266,753
3,330	Imperial Tobacco Group plc, Class A	78,174
3,900	Japan Tobacco, Inc.	86,199
5,374	Philip Morris International, Inc.	422,020
583	Swedish Match AB, Class B	24,651

		1,182,258

Trading Companies & Distributors (0.5%):
373	AerCap Holdings NV*	19,400
1,738	Ashtead Group plc	49,838
473	Brenntag AG	23,288
1,071	Bunzl plc	28,292
1,998	Fastenal Co.	65,114
788	Ferguson plc	56,157
649	HD Supply Holdings, Inc.*	26,142
4,700	Itochu Corp.	89,984
5,400	Marubeni Corp.	35,833
4,500	Mitsubishi Corp.	118,812
5,400	Mitsui & Co., Ltd.	88,089
400	MonotaRo Co., Ltd.	9,787

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
4,100	Sumitomo Corp.	$62,244
800	Toyota Tsushu Corp.	24,312
283	United Rentals, Inc.*	37,534
172	W.W. Grainger, Inc.	46,136

		780,962

Transportation Infrastructure (0.1%):
222	Aena SA	43,992
107	Aeroports de Paris	18,878
1,608	Atlantia SpA	41,825
3,464	Auckland International Airport, Ltd.	22,942
182	Fraport AG	15,642
1,333	Groupe Eurotunnel SA	21,353
100	Japan Airport Terminal Co., Ltd.	4,288
500	Kamigumi Co., Ltd.	11,855
3,000	SATS, Ltd.	11,596
4,299	Sydney Airport	24,284
9,510	Transurban Group	98,511

		315,166

Water Utilities (0.1%):
618	American Water Works Co., Inc.	71,688
930	Severn Trent plc	24,195
2,680	United Utilities Group plc	26,660

		122,543

Wireless Telecommunication Services (0.6%):
111	Drillisch AG	3,692
6,300	KDDI Corp.	160,525
285	Millicom International Cellular SA, SDR	16,044
4,800	NTT DoCoMo, Inc.	112,041
1,284	Rogers Communications, Inc.	68,740
5,900	Softbank Corp.	76,591
5,400	SoftBank Group Corp.	260,255
3,079	Sprint Corp.*	20,229
1,800	Tele2 AB	26,300
1,158	T-Mobile US, Inc.*	85,854
89,681	Vodafone Group plc	147,076

		977,347

Total Common Stocks (Cost $110,224,701)		141,332,409

Preferred Stocks (0.1%):
Automobiles (0.1%):
150	Bayerische Motoren Werke AG (BMW), 6.52%, 5/8/20	9,310
513	Porsche Automobil Holding SE, 3.41%, 6/26/20	33,322
634	Volkswagen AG, 2.85%, 5/7/20	106,817

		149,449

Household Products (0.0%†):
656	Henkel AG & Co. KGaA, 1.89%, 4/3/20	64,188

Total Preferred Stocks (Cost $203,982)		213,637

Rights (0.0%†):
Aerospace & Defense (0.0%†):
423,870	Rolls-Royce Holdings plc, Expires on 7/01/19(a)	538

Construction & Engineering (0.0%†):
844	ACS Actividades de Construccion y Servicios SA, Expires on 7/09/19*^	1,324

See accompanying notes to the financial statements.

17

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Rights, continued
Oil, Gas & Consumable Fuels (0.0%†):
4,568	Repsol SA, Expires on 7/05/19*	$2,533

Total Rights (Cost $4,528)		4,395

Securities Held as Collateral for Securities on Loan (1.0%):
$1,446,499	BlackRock Liquidity FedFund, Institutional Class(b)	1,446,499

Total Securities Held as Collateral for Securities on Loan (Cost $1,446,499)		1,446,499

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Money Markets (0.1%):
$169,262	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	$169,262

Total Money Markets (Cost $169,262)		169,262

Total Investment Securities (Cost $112,048,972) — 100.5%(d)		143,166,202
Net other assets (liabilities) — (0.5)%		(713,215)

Net Assets — 100.0%		$142,452,987

Percentages indicated are based on net assets as of June 30, 2019.

ADR—American Depositary Receipt

SDR—Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019, was $1,365,364.
+	Affiliated Securities
†	Represents less than 0.05%
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.
(c)	The rate represents the effective yield at June 30, 2019.
(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2019:

Country	Percentage

Argentina	0.1%

Australia	2.5%

Austria	0.1%

Belgium	0.3%

Bermuda	0.3%

Canada	3.5%

China	— %#

Denmark	0.6%

Finland	0.4%

France	3.6%

Germany	2.9%

Hong Kong	1.3%

Ireland (Republic of)	0.9%

Isle of Man	— %#

Israel	0.2%

Italy	0.7%

Country	Percentage

Japan	7.9%

Liberia	— %#

Luxembourg	0.1%

Netherlands	1.7%

New Zealand	0.1%

Norway	0.2%

Panama	— %#

Portugal	0.1%

Singapore	0.5%

Spain	1.0%

Sweden	0.8%

Switzerland	3.4%

United Arab Emirates	— %#

United Kingdom	5.7%

United States	61.1%

100.0%

#	Represents less than 0.05%.

See accompanying notes to the financial statements.

18

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Futures Contracts

Cash of $41,605 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 September Futures (Euro)	9/20/19	4	$157,606	$2,393
FTSE 100 Index September Futures (British Pounds)	9/20/19	1	93,564	1,140
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	3	441,630	7,392
SGX Nikkei 225 Index July Futures (Japanese Yen)	7/11/19	1	98,678	16

				$10,941

See accompanying notes to the financial statements.

19

AZL MSCI Global Equity Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$111,683,844
Investments in affiliates, at cost	365,128

Investment securities, at value(a)	$142,623,202
Investments in affiliates, at value	543,000
Cash	137
Segregated cash for collateral for futures contracts	41,605
Interest and dividends receivable	174,776
Foreign currency, at value (cost $434,758)	439,566
Receivable for capital shares issued	600
Receivable for investments sold	9,502
Receivable for variation margin on futures contracts	5,521
Reclaims receivable	213,162
Prepaid expenses	1,077

Total Assets	144,052,148

Liabilities:
Payable for capital shares redeemed	51,409
Payable for collateral received on loaned securities	1,446,499
Manager fees payable	35,668
Administration fees payable	4,501
Distribution fees payable	28,765
Custodian fees payable	4,261
Administrative and compliance services fees payable	223
Transfer agent fees payable	702
Trustee fees payable	139
Other accrued liabilities	26,994

Total Liabilities	1,599,161

Net Assets	$142,452,987

Net Assets Consist of:
Paid in capital	$116,988,027
Total distributable earnings	25,464,960

Net Assets	$142,452,987

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,155,932
Net Asset Value (offering and redemption price per share)	$11.72

(a)	Includes securities on loan of $1,365,364.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from non-affiliates	$2,136,155
Dividends from affiliates	17,451
Income from securities lending	13,249
Foreign withholding tax	(123,467)

Total Investment Income	2,043,388

Expenses:
Manager fees	484,501
Administration fees	37,080
Distribution fees	173,035
Custodian fees	15,269
Administrative and compliance services fees	1,204
Transfer agent fees	2,642
Trustee fees	3,772
Professional fees	3,453
Shareholder reports	959
Dividends on securities sold short	44
Other expenses	39,238

Total expenses before reductions	761,197
Less expenses voluntarily waived/reimbursed by the Manager	(269,935)

Net expenses	491,262

Net Investment Income/(Loss)	1,552,126

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	1,240,364
Net realized gains/(losses) on affiliated securities	3,081
Net realized gains/(losses) on futures contracts	99,787
Change in net unrealized appreciation/depreciation on securities	18,354,064
Change in net unrealized appreciation/depreciation on affiliated securities	90,438
Change in net unrealized appreciation/depreciation on futures contracts	58,289

Net realized and Change in net unrealized gains/losses on investments	19,846,023

Change in Net Assets Resulting From Operations	$21,398,149

See accompanying notes to the financial statements.

20

AZL MSCI Global Equity Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$1,552,126	$2,474,901
Net realized gains/(losses) on investments	1,343,232	3,468,483
Change in unrealized appreciation/depreciation on investments	18,502,791	(18,181,855)

Change in net assets resulting from operations	21,398,149	(12,238,471)

Distributions to Shareholders:
Distributions	—	(2,612,915)

Change in net assets resulting from distributions to shareholders	—	(2,612,915)

Capital Transactions:
Proceeds from shares issued	559,987	4,803,640
Proceeds from dividends reinvested	—	2,612,915
Value of shares redeemed	(7,365,262)	(18,562,321)

Change in net assets resulting from capital transactions	(6,805,275)	(11,145,766)

Change in net assets	14,592,874	(25,997,152)
Net Assets:
Beginning of period	127,860,113	153,857,265

End of period	$142,452,987	$127,860,113

Share Transactions:
Shares issued	50,107	427,508
Dividends reinvested	—	236,677
Shares redeemed	(645,224)	(1,626,064)

Change in shares	(595,117)	(961,879)

See accompanying notes to the financial statements.

21

AZL MSCI Global Equity Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$10.03		$11.22	$9.36	$9.71		$11.51	$12.88

Investment Activities:
Net Investment Income/(Loss)	0.12	(a)	0.21	0.20	0.20		0.23	0.28
Net Realized and Unrealized Gains/(Losses) on Investments	1.57		(1.19)	1.86	(0.30)		(1.66)	(0.89)

Total from Investment Activities	1.69		(0.98)	2.06	(0.10)		(1.43)	(0.61)

Distributions to Shareholders From:
Net Investment Income	—		(0.21)	(0.20)	(0.25)		(0.31)	(0.25)
Net Realized Gains	—		—	—	—		(0.06)	(0.51)

Total Dividends	—		(0.21)	(0.20)	(0.25)		(0.37)	(0.76)

Net Asset Value, End of Period	$11.72		$10.03	$11.22	$9.36		$9.71	$11.51

Total Return(b)	16.85	%(c)	(8.94)%	22.18%	(0.93)%		(12.57)%	(5.26)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$142,453		$127,860	$153,857	$147,265		$117,211	$147,054
Net Investment Income/(Loss)(d)	2.24%		1.67%	1.62%	2.75%		1.80%	2.35%
Expenses Before Reductions(d)(e)	1.10%		1.14%	1.16%	1.20%		1.24%	1.24%
Expenses Net of Reductions(d)	0.71%		0.75%	0.77%	1.10%		1.24%	1.24%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	0.71%		0.75%	0.77%	1.10%		1.24%	1.24	%(f)
Portfolio Turnover Rate	2	%(c)	4%	4%	135	%(g)	50%	20%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which is used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

(g)

Effective October 14, 2016, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2016 as compared to prior years.

See accompanying notes to the financial statements.

22

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global Equity Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).

23

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,319 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,365,364 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $1.5 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$10,941	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$99,787	$58,289

24

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL MSCI Global Equity Index Fund	0.70%	0.80%

*	The Manager voluntarily reduced the management fee to 0.31% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

At June 30, 2019, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income

Allianz SE, Registered Shares	$309,184	$—	$(20,127)	$1,572	$59,958	$350,587	1,455	$14,689
BlackRock Inc., Class A	167,734	—	(7,310)	1,509	30,480	192,413	410	2,762

	$476,918	$—	$(27,437)	$3,081	$90,438	$543,000	1,865	$17,451

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $608 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

25

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks+	$93,841,014	$47,491,395	$—	$141,332,409
Preferred Stocks	—	213,637	—	213,637
Rights	—	4,395	—	4,395
Securities Held as Collateral for Securities on Loan	—	—	1,446,499	1,446,499
Money Markets	169,262	—	—	169,262

Total Investment Securities	94,010,276	47,709,427	1,446,499	143,166,202

Other Financial Instruments:*
Futures Contracts	10,941	—	—	10,941

Total Investments	$94,021,217	$47,709,427	$1,446,499	$143,177,143

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL MSCI Global Equity Index Fund	$2,765,218	$7,103,693

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives

26

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $112,470,398. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$36,609,209
Unrealized (depreciation)	(5,913,405)

Net unrealized appreciation/(depreciation)	$30,695,804

As of the end of its latest tax year ended December 31, 2018, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

During the latest tax year ended December 31, 2018, the Fund utilized $3,458,424 in CLCFs to offset capital gains.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

AZL MSCI Global Equity Index Fund	$8,552,864	$1,989,391	$10,542,255

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL MSCI Global Equity Index Fund	$2,612,915	$—	$2,612,915

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

27

AZL MSCI Global Equity Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL MSCI Global Equity Index Fund	$2,347,800	$—	$(10,542,255)	$12,261,266	$4,066,811

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership of 95% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

28

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

29

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Russell 1000 Growth Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Growth Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,212.50	$2.41	0.44%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,211.40	$3.78	0.69%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Russell 1000 Growth Index Fund, Class 1	$1,000.00	$1,022.61	$2.21	0.44%

AZL Russell 1000 Growth Index Fund, Class 2	$1,000.00	$1,021.37	$3.46	0.69%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	37.1%

Consumer Discretionary	14.3

Health Care	14.5

Communication Services	11.1

Industrials	9.7

Consumer Staples	4.7

Financials	3.2

Real Estate	2.4

Materials	1.4

Energy	0.4

Total Common Stocks and Preferred Stocks	98.8

Securities Held as Collateral for Securities on Loan	5.2

Money Markets	0.9

Total Investment Securities	104.9

Net other assets (liabilities)	(4.9)

Net Assets	100.0%

1

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (3.2%):
34,309	Boeing Co. (The)	$12,488,820
4,573	BWX Technologies, Inc.^	238,253
1,107	General Dynamics Corp.	201,275
7,195	Harris Corp.^	1,360,790
2,521	HEICO Corp.^	337,335
4,979	HEICO Corp., Class A	514,679
5,261	Hexcel Corp.	425,510
2,088	Huntington Ingalls Industries, Inc.	469,257
16,028	Lockheed Martin Corp.	5,826,819
10,256	Northrop Grumman Corp.	3,313,816
11,238	Raytheon Co.	1,954,063
5,993	Spirit AeroSystems Holdings, Inc., Class A	487,650
2,586	TransDigm Group, Inc.*	1,251,107

		28,869,374

Air Freight & Logistics (0.7%):
6,667	C.H. Robinson Worldwide, Inc.^	562,361
7,901	Expeditors International of Washington, Inc.	599,370
45,262	United Parcel Service, Inc., Class B	4,674,207
3,444	XPO Logistics, Inc.*^	199,098

		6,035,036

Airlines (0.2%):
3,521	Alaska Air Group, Inc.	225,027
2,565	American Airlines Group, Inc.	83,645
7,587	Delta Air Lines, Inc.	430,562
1,683	JetBlue Airways Corp.*	31,119
18,805	Southwest Airlines Co.	954,917
3,376	United Continental Holdings, Inc.*	295,569

		2,020,839

Auto Components (0.0%†):
1,117	Aptiv plc^	90,287

Automobiles (0.2%):
9,106	Tesla Motors, Inc.*^	2,034,827

Banks (0.1%):
502	CIT Group, Inc.	26,375
810	Comerica, Inc.	58,838
1,917	First Republic Bank	187,195
1,721	Signature Bank	207,966
249	SVB Financial Group*	55,923
730	Synovus Financial Corp.	25,550
663	Western Alliance Bancorp*	29,649

		591,496

Beverages (2.3%):
3,057	Brown-Forman Corp., Class A	168,135
10,391	Brown-Forman Corp., Class B^	575,973
169,478	Coca-Cola Co. (The)	8,629,820
25,018	Monster Beverage Corp.*	1,596,899
76,272	PepsiCo, Inc.	10,001,547

		20,972,374

Biotechnology (3.4%):
95,857	AbbVie, Inc.	6,970,720
357	Agios Pharmaceuticals, Inc.*^	17,807
10,577	Alexion Pharmaceuticals, Inc.*	1,385,375
5,693	Alnylam Pharmaceuticals, Inc.*	413,084
36,367	Amgen, Inc.	6,701,711
4,299	Biogen Idec, Inc.*	1,005,407

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
11,572	BioMarin Pharmaceutical, Inc.*	$991,142
45,563	Celgene Corp.*	4,211,844
8,299	Exact Sciences Corp.*	979,614
7,899	Exelixis, Inc.*	168,802
11,905	Gilead Sciences, Inc.	804,302
11,578	Incyte Corp.*	983,667
8,246	Ionis Pharmaceuticals, Inc.*^	529,970
1,451	Moderna, Inc.*^	21,243
5,784	Neurocrine Biosciences, Inc.*	488,343
1,091	Regeneron Pharmaceuticals, Inc.*	341,483
3,211	Sage Therapeutics, Inc.*^	587,902
4,523	Sarepta Therapeutics, Inc.*	687,270
7,100	Seattle Genetics, Inc.*	491,391
16,613	Vertex Pharmaceuticals, Inc.*	3,046,492

		30,827,569

Building Products (0.2%):
1,469	A.O. Smith Corp.^	69,278
4,580	Allegion plc	506,319
3,116	Armstrong World Industries, Inc.	302,875
2,878	Fortune Brands Home & Security, Inc.	164,420
2,105	Lennox International, Inc.^	578,875

		1,621,767

Capital Markets (1.6%):
1,195	Ameriprise Financial, Inc.	173,466
1,770	CBOE Holdings, Inc.	183,425
46,431	Charles Schwab Corp. (The)	1,866,061
2,916	E*TRADE Financial Corp.	130,054
939	Evercore Partners, Inc., Class A	83,167
2,453	FactSet Research Systems, Inc.	702,932
1,273	Interactive Brokers Group, Inc., Class A^	68,997
14,345	Intercontinental Exchange, Inc.	1,232,809
2,583	Lazard, Ltd., Class A^	88,829
5,280	LPL Financial Holdings, Inc.	430,690
2,366	MarketAxess Holdings, Inc.^	760,480
10,644	Moody’s Corp.	2,078,879
1,340	Morningstar, Inc.	193,818
5,326	MSCI, Inc., Class A	1,271,796
1,901	Raymond James Financial, Inc.	160,730
15,941	S&P Global, Inc.	3,631,199
3,976	SEI Investments Co.	223,054
4,300	T. Rowe Price Group, Inc.	471,753
15,386	TD Ameritrade Holding Corp.	768,069
1,309	Virtu Financial, Inc.^	28,510

		14,548,718

Chemicals (0.9%):
1,993	Air Products & Chemicals, Inc.	451,155
4,112	Axalta Coating Systems, Ltd.*	122,414
1,392	CF Industries Holdings, Inc.	65,020
16,336	Ecolab, Inc.	3,225,379
5,597	Element Solutions, Inc.*	57,873
404	NewMarket Corp.^	161,980
5,042	PPG Industries, Inc.	588,452
1,296	RPM International, Inc.	79,199
2,514	Scotts Miracle-Gro Co. (The)^	247,629
5,386	Sherwin Williams Co.	2,468,350
3,878	W.R. Grace & Co.	295,155

		7,762,606

See accompanying notes to the financial statements.

2

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (0.6%):
5,582	Cintas Corp.	$1,324,553
12,785	Copart, Inc.*^	955,551
8,261	IAA, Inc.*	320,362
8,261	KAR Auction Services, Inc.	206,525
871	Republic Services, Inc., Class A	75,463
9,162	Rollins, Inc.^	328,641
21,525	Waste Management, Inc.	2,483,339

		5,694,434

Communications Equipment (2.2%):
3,850	Arista Networks, Inc.*	999,537
285,592	Cisco Systems, Inc.	15,630,450
3,581	F5 Networks, Inc.*	521,501
7,877	Motorola Solutions, Inc.	1,313,332
5,964	Palo Alto Networks, Inc.*	1,215,225
955	Ubiquiti Networks, Inc.	125,583

		19,805,628

Construction & Engineering (0.0%†):
2,095	Quanta Services, Inc.	80,008

Construction Materials (0.2%):
2,359	Eagle Materials, Inc., Class A	218,679
1,240	Martin Marietta Materials, Inc.^	285,336
7,815	Vulcan Materials Co.	1,073,078

		1,577,093

Consumer Finance (0.5%):
24,741	American Express Co.	3,054,029
598	Credit Acceptance Corp.*	289,330
7,345	Discover Financial Services	569,899
12,083	Synchrony Financial	418,918

		4,332,176

Containers & Packaging (0.3%):
1,613	AptarGroup, Inc.	200,560
5,097	Avery Dennison Corp.	589,621
21,390	Ball Corp.	1,497,085
3,274	Berry Global Group, Inc.*	172,180
4,858	Crown Holdings, Inc.*	296,824
734	Sealed Air Corp.	31,401

		2,787,671

Distributors (0.1%):
2,783	LKQ Corp.*	74,056
2,491	Pool Corp.^	475,781

		549,837

Diversified Consumer Services (0.1%):
3,659	Bright Horizons Family Solutions, Inc.*	552,033
285	Grand Canyon Education, Inc.*	33,351
1,799	H&R Block, Inc.	52,711
4,129	Service Corp. International^	193,155
1,393	ServiceMaster Global Holdings, Inc.*^	72,561

		903,811

Diversified Financial Services (0.0%†):
672	Voya Financial, Inc.	37,162

Diversified Telecommunication Services (0.1%):
14,803	Zayo Group Holdings, Inc.*	487,167

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.3%):
665	Acuity Brands, Inc.	$91,710
9,457	AMETEK, Inc.	859,074
3,452	Emerson Electric Co.	230,317
1,934	Hubbell, Inc.	252,194
7,627	Rockwell Automation, Inc.	1,249,531
4,330	Sensata Technologies Holding plc*	212,170

		2,894,996

Electronic Equipment, Instruments & Components (0.7%):
18,880	Amphenol Corp., Class A	1,811,347
9,435	CDW Corp.	1,047,285
10,715	Cognex Corp.^	514,106
15,552	Corning, Inc.	516,793
532	Dolby Laboratories, Inc., Class A	34,367
988	FLIR Systems, Inc.	53,451
163	IPG Photonics Corp.*^	25,143
2,038	Jabil, Inc.	64,401
12,153	Keysight Technologies, Inc.*	1,091,461
463	National Instruments Corp.	19,441
2,738	Trimble Navigation, Ltd.*	123,511
3,502	Zebra Technologies Corp., Class A*	733,634

		6,034,940

Entertainment (1.5%):
2,651	Activision Blizzard, Inc.	125,127
17,253	Electronic Arts, Inc.*	1,747,039
8,348	Live Nation, Inc.*	553,055
109	Madison Square Garden Co. (The), Class A*	30,513
27,302	Netflix, Inc.*	10,028,572
7,643	Spotify Technology SA*	1,117,559
3,363	Take-Two Interactive Software, Inc.*	381,801
2,768	World Wrestling Entertainment, Inc., Class A	199,877
11,768	Zynga, Inc.*	72,138

		14,255,681

Equity Real Estate Investment Trusts (2.3%):
7,020	American Homes 4 Rent, Class A	170,656
28,469	American Tower Corp.	5,820,487
12,193	Americold Realty Trust	395,297
5,997	Brookfield Property REIT, Inc., Class A	113,283
3,331	Colony Capital, Inc.	16,655
1,850	Coresite Realty Corp.	213,065
26,867	Crown Castle International Corp.	3,502,113
5,430	Equinix, Inc.	2,738,295
5,510	Equity Lifestyle Properties, Inc.	668,583
6,479	Extra Space Storage, Inc.	687,422
2,032	Iron Mountain, Inc.	63,602
5,639	Lamar Advertising Co., Class A	455,124
1,392	Outfront Media, Inc.	35,900
7,257	Public Storage, Inc.	1,728,400
7,306	SBA Communications Corp.*	1,642,681
17,638	Simon Property Group, Inc.	2,817,847
1,291	Sun Communities, Inc.	165,493
942	UDR, Inc.	42,286

		21,277,189

Food & Staples Retailing (1.1%):
587	Casey’s General Stores, Inc.	91,566
28,482	Costco Wholesale Corp.	7,526,653

See accompanying notes to the financial statements.

3

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,588	Sprouts Farmers Market, Inc.*^	$67,777
30,887	Sysco Corp.	2,184,329

		9,870,325

Food Products (0.3%):
6,148	Campbell Soup Co.^	246,350
8,097	Hershey Co. (The)	1,085,241
6,103	Kellogg Co.^	326,938
2,411	Lamb Weston Holdings, Inc.	152,761
5,178	McCormick & Co.^	802,642
1,200	Pilgrim’s Pride Corp.*	30,468
1,886	Post Holdings, Inc.*^	196,087
597	TreeHouse Foods, Inc.*	32,298

		2,872,785

Health Care Equipment & Supplies (3.4%):
48,335	Abbott Laboratories	4,064,974
2,886	ABIOMED, Inc.*	751,774
5,120	Align Technology, Inc.*	1,401,344
14,689	Baxter International, Inc.	1,203,029
1,440	Becton, Dickinson & Co.	362,894
89,975	Boston Scientific Corp.*	3,867,126
1,359	Cantel Medical Corp.^	109,590
428	Cooper Cos., Inc. (The)	144,189
2,152	Danaher Corp.	307,564
5,895	DexCom, Inc.*	883,307
13,446	Edwards Lifesciences Corp.*	2,484,014
2,235	Hill-Rom Holdings, Inc.	233,826
14,018	Hologic, Inc.*	673,144
379	ICU Medical, Inc.*^	95,474
5,481	IDEXX Laboratories, Inc.*	1,509,084
3,796	Insulet Corp.*^	453,166
7,424	Intuitive Surgical, Inc.*	3,894,259
3,016	Masimo Corp.*	448,841
2,090	Penumbra, Inc.*^	334,400
9,214	ResMed, Inc.	1,124,384
310	Steris plc	46,153
22,229	Stryker Corp.	4,569,838
2,995	Teleflex, Inc.	991,794
5,843	Varian Medical Systems, Inc.*	795,408
3,674	West Pharmaceutical Services, Inc.	459,801

		31,209,377

Health Care Providers & Services (2.7%):
9,824	AmerisourceBergen Corp.	837,594
4,869	Anthem, Inc.	1,374,080
22,139	Centene Corp.*	1,160,969
1,017	Chemed Corp.	366,974
7,384	Cigna Corp.	1,163,349
3,205	Encompass Health Corp.	203,069
2,182	Guardant Health, Inc.*	188,372
10,436	HCA Healthcare, Inc.	1,410,634
1,222	Henry Schein, Inc.*	85,418
3,750	Humana, Inc.	994,875
382	Laboratory Corp. of America Holdings*	66,048
1,366	McKesson Corp.	183,577
3,137	Molina Healthcare, Inc.*	449,030
61,268	UnitedHealth Group, Inc.	14,950,006

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,963	WellCare Health Plans, Inc.*	$844,662

		24,278,657

Health Care Technology (0.4%):
20,957	Cerner Corp.	1,536,148
3,835	Medidata Solutions, Inc.*	347,106
8,279	Veeva Systems, Inc., Class A*	1,342,109

		3,225,363

Hotels, Restaurants & Leisure (2.4%):
1,655	Chipotle Mexican Grill, Inc.*	1,212,916
939	Choice Hotels International, Inc.^	81,702
7,990	Darden Restaurants, Inc.	972,623
2,652	Domino’s Pizza, Inc.	737,999
4,989	Dunkin’ Brands Group, Inc.	397,424
809	Hilton Grand Vacations, Inc.*^	25,742
18,602	Hilton Worldwide Holdings, Inc.	1,818,159
10,563	Las Vegas Sands Corp.	624,168
17,971	Marriott International, Inc., Class A	2,521,152
8,008	McDonald’s Corp.	1,662,941
2,984	MGM Resorts International	85,253
2,775	Norwegian Cruise Line Holdings, Ltd.*	148,823
5,393	Planet Fitness, Inc.*	390,669
478	Six Flags Entertainment Corp.	23,747
78,491	Starbucks Corp.	6,579,900
2,321	Vail Resorts, Inc.	518,001
11,676	Wendy’s Co. (The)^	228,616
1,839	Wyndham Hotels & Resorts, Inc.	102,506
5,241	Wynn Resorts, Ltd.	649,832
19,002	Yum China Holdings, Inc.	877,892
17,628	Yum! Brands, Inc.	1,950,891

		21,610,956

Household Durables (0.2%):
7,510	Lennar Corp., Class A	363,935
551	Lennar Corp., Class B	21,219
204	NVR, Inc.*	687,530
5,294	Roku, Inc.*	479,531
2,976	Tempur Sealy International, Inc.*	218,349

		1,770,564

Household Products (0.4%):
15,928	Church & Dwight Co., Inc.	1,163,700
6,729	Clorox Co. (The)^	1,030,277
9,311	Procter & Gamble Co. (The)	1,020,951

		3,214,928

Industrial Conglomerates (1.1%):
27,742	3M Co., Class C	4,808,798
3,097	Carlisle Cos., Inc.	434,850
23,007	Honeywell International, Inc.	4,016,792
1,028	Roper Industries, Inc.	376,515

		9,636,955

Insurance (1.0%):
105	Alleghany Corp.*	71,517
15,464	Aon plc	2,984,242
3,373	Arch Capital Group, Ltd.*	125,071
2,483	Arthur J. Gallagher & Co.	217,486
3,943	Athene Holding, Ltd.*	169,786

See accompanying notes to the financial statements.

4

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
385	Axis Capital Holdings, Ltd.	$22,965
970	Brown & Brown, Inc.	32,495
1,056	Erie Indemnity Co., Class A^	268,520
790	Everest Re Group, Ltd.	195,272
736	Kemper Corp.	63,509
76	Markel Corp.*	82,810
28,841	Marsh & McLennan Cos., Inc.	2,876,889
1,936	Primerica, Inc.	232,223
12,349	Progressive Corp. (The)	987,056
1,060	RenaissanceRe Holdings, Ltd.	188,691
2,746	Travelers Cos., Inc. (The)	410,582

		8,929,114

Interactive Media & Services (8.1%):
19,410	Alphabet, Inc., Class A*	21,017,148
19,698	Alphabet, Inc., Class C*	21,291,765
154,923	Facebook, Inc., Class A*	29,900,139
2,795	IAC/InterActiveCorp.*	607,996
3,561	Match Group, Inc.^	239,548
6,151	TripAdvisor, Inc.*	284,730
48,753	Twitter, Inc.*	1,701,480

		75,042,806

Internet & Direct Marketing Retail (6.5%):
26,811	Amazon.com, Inc.*	50,770,113
2,800	Booking Holdings, Inc.*	5,249,188
53,443	eBay, Inc.	2,110,999
7,896	Etsy, Inc.*	484,578
7,714	Expedia, Inc.	1,026,193
5,844	GrubHub, Inc.*^	455,774
4,039	Wayfair, Inc., Class A*	589,694

		60,686,539

IT Services (9.3%):
41,315	Accenture plc, Class C	7,633,772
9,595	Akamai Technologies, Inc.*	768,943
308	Alliance Data Systems Corp.	43,160
28,189	Automatic Data Processing, Inc.	4,660,487
9,366	Black Knight, Inc.*	563,365
8,957	Booz Allen Hamilton Holding Corp.	593,043
7,566	Broadridge Financial Solutions, Inc.	966,027
2,866	Cognizant Technology Solutions Corp., Class A	181,676
291	CoreLogic, Inc.*	12,173
3,344	Epam Systems, Inc.*	578,846
3,182	Euronet Worldwide, Inc.*	535,340
11,530	Fidelity National Information Services, Inc.^	1,414,500
36,973	First Data Corp., Class A*	1,000,859
25,368	Fiserv, Inc.*^	2,312,547
5,497	FleetCor Technologies, Inc.*	1,543,832
5,684	Gartner, Inc.*	914,783
8,708	Genpact, Ltd.	331,688
10,129	Global Payments, Inc.	1,621,957
11,460	GoDaddy, Inc., Class A*	803,919
34,784	International Business Machines Corp.	4,796,714
4,388	Jack Henry & Associates, Inc.^	587,641
58,188	MasterCard, Inc., Class A	15,392,472
1,523	MongoDB, Inc.*	231,633
6,652	Okta, Inc.*^	821,589
20,908	Paychex, Inc.	1,720,519

Shares		Fair Value
Common Stocks, continued
IT Services, continued
76,158	PayPal Holdings, Inc.*	$8,717,045
3,112	Sabre Corp.	69,086
21,552	Square, Inc., Class A*	1,563,167
3,937	Switch, Inc., Class A^	51,535
7,421	Teradata Corp.*^	266,043
11,320	Total System Services, Inc.	1,452,016
7,484	Twilio, Inc., Series A*^	1,020,443
4,680	VeriSign, Inc.*	978,869
112,775	Visa, Inc., Class A^	19,572,101
6,099	Western Union Co.	121,309
2,739	WEX, Inc.*	569,986
13,640	Worldpay, Inc., Class A*	1,671,582

		86,084,667

Leisure Products (0.1%):
7,561	Hasbro, Inc.^	799,046
15,060	Mattel, Inc.*^	168,823
3,333	Polaris Industries, Inc.^	304,070

		1,271,939

Life Sciences Tools & Services (1.4%):
1,943	Agilent Technologies, Inc.	145,084
2,427	Bio-Techne Corp.	506,005
6,593	Bruker Corp.	329,320
3,067	Charles River Laboratories International, Inc.*	435,207
9,523	Illumina, Inc.*	3,505,893
5,001	IQVIA Holdings, Inc.*	804,661
1,586	Mettler-Toledo International, Inc.*^	1,332,240
1,545	PerkinElmer, Inc.	148,845
3,743	PRA Health Sciences, Inc.*	371,118
13,594	Thermo Fisher Scientific, Inc.	3,992,287
4,488	Waters Corp.*	965,997

		12,536,657

Machinery (1.3%):
7,488	Allison Transmission Holdings, Inc.	347,069
2,804	Caterpillar, Inc.	382,157
2,268	Deere & Co.	375,830
8,487	Donaldson Co., Inc.^	431,649
4,225	Dover Corp.	423,345
1,803	Flowserve Corp.	95,000
4,283	Fortive Corp.	349,150
10,741	Graco, Inc.^	538,983
2,445	IDEX Corp.	420,882
21,024	Illinois Tool Works, Inc.	3,170,630
14,670	Ingersoll-Rand plc	1,858,249
3,675	Lincoln Electric Holdings, Inc.	302,526
3,527	Middleby Corp. (The)*	478,614
3,372	Nordson Corp.^	476,497
6,732	Toro Co.	450,371
2,771	WABCO Holdings, Inc.*	367,435
2,826	Wabtec Corp.^	202,794
2,870	Woodward, Inc.	324,769
11,627	Xylem, Inc.	972,482

		11,968,432

Media (1.3%):
20,940	Altice USA, Inc.*	509,889
2,859	AMC Networks, Inc., Class A*^	155,787

See accompanying notes to the financial statements.

5

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
283	Cable One, Inc.	$331,390
19,291	CBS Corp., Class B	962,621
6,082	Charter Communications, Inc., Class A*	2,403,485
137,222	Comcast Corp., Class A	5,801,745
2,168	Fox Corp., Class A	79,436
1,007	Fox Corp., Class B	36,786
2,400	Interpublic Group of Cos., Inc. (The)^	54,216
1,938	New York Times Co. (The), Class A	63,218
2,205	Nexstar Broadcasting Group, Inc., Class A	222,705
7,514	Omnicom Group, Inc.^	615,772
3,594	Sinclair Broadcast Group, Inc., Class A	192,746
91,690	Sirius XM Holdings, Inc.^	511,630

		11,941,426

Metals & Mining (0.0%†):
1,339	Royal Gold, Inc.	137,234
3,856	Southern Copper Corp.^	149,806

		287,040

Multiline Retail (0.4%):
15,791	Dollar General Corp.	2,134,311
8,306	Dollar Tree, Inc.*	891,981
6,742	Nordstrom, Inc.^	214,800
3,350	Ollie’s Bargain Outlet Holdings, Inc.*	291,819
1,685	Target Corp.	145,938

		3,678,849

Oil, Gas & Consumable Fuels (0.4%):
8,518	Anadarko Petroleum Corp.	601,030
16,912	Cabot Oil & Gas Corp.	388,300
8,665	Cheniere Energy, Inc.*	593,119
2,177	Diamondback Energy, Inc.	237,228
1,324	Equitrans Midstream Corp.	26,096
8,493	ONEOK, Inc.	584,403
9,950	Parsley Energy, Inc., Class A*	189,150
4,618	Pioneer Natural Resources Co.	710,525

		3,329,851

Personal Products (0.3%):
13,925	Estee Lauder Co., Inc. (The), Class A	2,549,807
888	Herbalife, Ltd.*	37,971

		2,587,778

Pharmaceuticals (3.2%):
43,471	Bristol-Myers Squibb Co.	1,971,410
55,750	Eli Lilly & Co.	6,176,543
1,344	Horizon Therapeutics plc*	32,337
3,181	Jazz Pharmaceuticals plc*	453,483
26,003	Johnson & Johnson Co.	3,621,698
158,294	Merck & Co., Inc.	13,272,952
1,661	Nektar Therapeutics*^	59,098
31,033	Zoetis, Inc.	3,521,935

		29,109,456

Professional Services (0.7%):
2,342	CoStar Group, Inc.*	1,297,609
6,630	Equifax, Inc.	896,641
16,157	IHS Markit, Ltd.*	1,029,524
2,830	Nielsen Holdings plc	63,958
7,494	Robert Half International, Inc.	427,233

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
12,224	TransUnion	$898,586
10,298	Verisk Analytics, Inc.^	1,508,245

		6,121,796

Real Estate Management & Development (0.1%):
7,993	CBRE Group, Inc., Class A*	410,041
808	Howard Hughes Corp. (The)*	100,063

		510,104

Road & Rail (1.1%):
17,994	CSX Corp.	1,392,196
574	Genesee & Wyoming, Inc., Class A*	57,400
1,717	J.B. Hunt Transport Services, Inc.	156,951
2,265	Landstar System, Inc.^	244,597
278	Lyft, Inc., Class A	18,267
2,273	Norfolk Southern Corp.	453,077
1,797	Old Dominion Freight Line, Inc.^	268,220
1,242	Uber Technologies, Inc.*	57,604
45,898	Union Pacific Corp.	7,761,812

		10,410,124

Semiconductors & Semiconductor Equipment (4.1%):
64,881	Advanced Micro Devices, Inc.*^	1,970,436
3,216	Analog Devices, Inc.	362,990
32,917	Applied Materials, Inc.	1,478,302
25,037	Broadcom, Inc.	7,207,150
509	Cree, Inc.*	28,596
8,569	Entegris, Inc.	319,795
10,468	KLA-Tencor Corp.	1,237,318
8,514	Lam Research Corp.	1,599,270
6,604	Maxim Integrated Products, Inc.	395,051
4,229	Microchip Technology, Inc.	366,654
2,661	Monolithic Power Systems, Inc.	361,311
37,822	NVIDIA Corp.	6,211,507
78,823	QUALCOMM, Inc.	5,996,066
558	Skyworks Solutions, Inc.	43,117
10,878	Teradyne, Inc.	521,165
60,773	Texas Instruments, Inc.	6,974,308
2,743	Universal Display Corp.	515,849
7,053	Versum Materials, Inc.	363,794
16,456	Xilinx, Inc.	1,940,492

		37,893,171

Software (13.6%):
1,331	2u, Inc.*^	50,099
31,566	Adobe Systems, Inc.*	9,300,921
2,894	Alteryx, Inc.*	315,793
5,221	Anaplan, Inc.*	263,504
5,438	ANSYS, Inc.*	1,113,811
4,390	Aspen Technology, Inc.*	545,589
6,779	Atlassian Corp. plc, Class A*^	886,965
11,016	Autodesk, Inc.*	1,794,506
2,713	Avalara, Inc.*	195,879
18,031	Cadence Design Systems, Inc.*	1,276,775
7,899	CDK Global, Inc.	390,527
3,202	Ceridian HCM Holding, Inc.*^	160,740
7,227	Citrix Systems, Inc.	709,258
4,045	Coupa Software, Inc.*	512,137
10,087	DocuSign, Inc.*^	501,425

See accompanying notes to the financial statements.

6

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
13,470	Dropbox, Inc., Class A*	$337,424
2,375	Elastic NV*	177,318
1,831	Fair Isaac Corp.*	574,971
12,690	FireEye, Inc.*	187,939
9,304	Fortinet, Inc.*	714,826
5,355	Guidewire Software, Inc.*^	542,890
2,640	HubSpot, Inc.*	450,173
16,130	Intuit, Inc.	4,215,253
4,169	Manhattan Associates, Inc.*^	289,037
490,325	Microsoft Corp.	65,683,936
2,980	New Relic, Inc.*	257,800
9,055	Nutanix, Inc., Class A*	234,887
148,897	Oracle Corp.	8,482,662
639	Pagerduty, Inc.	30,065
3,239	Paycom Software, Inc.*	734,346
2,064	Paylocity Holding Corp.*	193,644
2,510	Pegasystems, Inc.	178,737
3,963	Pluralsight, Inc., Class A*^	120,158
3,496	Proofpoint, Inc.*	420,394
6,725	PTC, Inc.*^	603,636
5,054	RealPage, Inc.*^	297,428
11,442	Red Hat, Inc.*	2,148,350
4,492	Ringcentral, Inc.*	516,221
47,713	Salesforce.com, Inc.*	7,239,493
11,894	ServiceNow, Inc.*	3,265,736
5,422	Smartsheet, Inc.*	262,425
728	SolarWinds Corp.*	13,352
9,729	Splunk, Inc.*	1,223,422
12,814	SS&C Technologies Holdings, Inc.	738,215
7,427	Synopsys, Inc.*	955,781
4,944	Tableau Software, Inc., Class A*	820,803
2,413	The Trade Desk, Inc.*	549,633
2,431	Tyler Technologies, Inc.*	525,145
5,054	VMware, Inc., Class A	845,079
10,330	Workday, Inc., Class A*	2,123,641
7,081	Zendesk, Inc.*	630,421
3,912	Zscaler, Inc.*	299,816

		124,902,986

Specialty Retail (3.1%):
1,061	Advance Auto Parts, Inc.	163,543
1,604	AutoZone, Inc.*	1,763,550
3,040	Best Buy Co., Inc.	211,979
4,249	Burlington Stores, Inc.*	722,967
5,082	CarMax, Inc.*^	441,270
2,521	Carvana Co.*	157,789
3,484	Five Below, Inc.*	418,150
4,463	Floor & Decor Holdings, Inc., Class A*^	187,000
40,725	Home Depot, Inc. (The)	8,469,578
2,133	L Brands, Inc.^	55,671
51,661	Lowe’s Cos., Inc.	5,213,112
5,006	O’Reilly Automotive, Inc.*	1,848,816
23,296	Ross Stores, Inc.	2,309,100
78,686	TJX Cos., Inc. (The)	4,160,916
7,813	Tractor Supply Co.	850,054
3,651	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,266,495
930	Williams-Sonoma, Inc.^	60,450

		28,300,440

Technology Hardware, Storage & Peripherals (6.6%):
298,416	Apple, Inc.	59,062,494

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
6,992	Dell Technologies, Inc., Class C*^	$355,194
5,007	HP, Inc.	104,096
7,634	NCR Corp.*^	237,417
15,998	NetApp, Inc.	987,076
14,554	Pure Storage, Inc., Class A*	222,240

		60,968,517

Textiles, Apparel & Luxury Goods (1.2%):
3,821	Capri Holdings, Ltd.*	132,512
1,287	Carter’s, Inc.^	125,534
1,243	Columbia Sportswear Co.	124,499
18,046	Hanesbrands, Inc.^	310,752
7,640	Lululemon Athletica, Inc.*	1,376,804
79,977	Nike, Inc., Class C	6,714,070
3,078	Skechers U.S.A., Inc., Class A*^	96,926
8,312	Under Armour, Inc., Class A*	210,709
8,245	Under Armour, Inc., Class C*^	183,039
19,920	VF Corp.	1,740,012

		11,014,857

Thrifts & Mortgage Finance (0.0%†):
491	LendingTree, Inc.*	206,235

Tobacco (0.3%):
59,182	Altria Group, Inc.	2,802,268

Trading Companies & Distributors (0.3%):
280	Air Lease Corp.^	11,575
33,494	Fastenal Co.^	1,091,569
3,604	United Rentals, Inc.*	477,999
2,909	W.W. Grainger, Inc.	780,281

		2,361,424

Wireless Telecommunication Services (0.1%):
10,578	T-Mobile US, Inc.*	784,253

Total Common Stocks (Cost $571,275,487)		897,513,325

Preferred Stock (0.6%):
Software (0.6%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	5,477,638

Total Preferred Stock (Cost $5,157,898)		5,477,638

Securities Held as Collateral for Securities on Loan (5.2%):
$47,261,846	BlackRock Liquidity FedFund, Institutional Class (c)	47,261,846

Total Securities Held as Collateral for Securities on Loan (Cost $47,261,846)		47,261,846

Money Markets (0.9%):
7,924,100	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(d)	7,924,100

Total Money Markets (Cost $7,924,100)		7,924,100

Total Investment Securities (Cost $631,619,331) — 104.9%(e)		958,176,909
Net other assets (liabilities) — (4.9)%		(45,182,894)

Net Assets — 100.0%		$912,994,015

See accompanying notes to the financial statements.

7

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Percentages indicated are based on net assets as of June 30, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019, was $43,025,279.
†	Represents less than 0.05%
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2019, these securities represent 0.60% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.60% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.
(d)	The rate represents the effective yield at June 30, 2019.
(e)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $403,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Nasdaq 100 E-Mini September Futures (U.S. Dollar)	9/20/19	26	$4,000,750	$92,567
S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	32	4,710,720	75,941

				$168,508

See accompanying notes to the financial statements.

8

AZL Russell 1000 Growth Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in securities, at cost	$631,619,331

Investments in securities, at value(a)	$958,176,909
Segregated cash for collateral for futures contracts	403,200
Interest and dividends receivable	486,452
Receivable for investments sold	120,959,647
Receivable for variation margin on futures contracts	23,349
Reclaims receivable	33,824
Prepaid expenses	6,796

Total Assets	1,080,090,177

Liabilities:
Cash overdraft	25
Payable for investments purchased	118,776,440
Payable for capital shares redeemed	465,049
Payable for collateral received on loaned securities	47,261,846
Manager fees payable	266,781
Administration fees payable	10,654
Distribution fees payable	174,132
Custodian fees payable	5,365
Administrative and compliance services fees payable	1,772
Transfer agent fees payable	1,926
Trustee fees payable	1,123
Other accrued liabilities	131,049

Total Liabilities	167,096,162

Net Assets	$912,994,015

Net Assets Consist of:
Paid in capital	$450,886,224
Total distributable earnings	462,107,791

Net Assets	$912,994,015

Class 1
Net Assets	$55,114,060
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,492,158
Net Asset Value (offering and redemption price per share)	$12.27

Class 2
Net Assets	$857,879,955
Shares of beneficial interest (unlimited number of shares authorized, no par value)	52,350,344
Net Asset Value (offering and redemption price per share)	$16.39

(a)	Includes securities on loan of $43,025,279.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$5,996,866
Interest	7,633
Income from securities lending	119,023
Foreign withholding tax	(94)

Total Investment Income	6,123,428

Expenses:
Manager fees	1,974,039
Administration fees	132,505
Distribution fees—Class 2	1,055,147
Custodian fees	16,437
Administrative and compliance services fees	8,156
Transfer agent fees	6,050
Trustee fees	25,614
Professional fees	23,343
Shareholder reports	16,727
Other expenses	113,250

Total expenses before reductions	3,371,268
Less expenses voluntarily waived/reimbursed by the Manager	(358,919)

Net expenses	3,012,349

Net Investment Income/(Loss)	3,111,079

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	24,559,697
Net realized gains/(losses) on futures contracts	3,315,083
Change in net unrealized appreciation/depreciation on securities	139,604,554
Change in net unrealized appreciation/depreciation on futures contracts	83,279

Net realized and Change in net unrealized gains/losses on investments	167,562,613

Change in Net Assets Resulting From Operations	$170,673,692

See accompanying notes to the financial statements.

9

AZL Russell 1000 Growth Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$3,111,079	$7,258,773
Net realized gains/(losses) on investments	27,874,780	101,140,025
Change in unrealized appreciation/depreciation on investments	139,687,833	(103,967,431)

Change in net assets resulting from operations	170,673,692	4,431,367

Distributions to Shareholders:
Class 1	—	(6,742,081)
Class 2	—	(80,249,124)

Change in net assets resulting from distributions to shareholders	—	(86,991,205)

Capital Transactions:
Class 1
Proceeds from shares issued	140,847	20,832
Proceeds from dividends reinvested	—	6,742,081
Value of shares redeemed	(3,802,177)	(6,120,493)

Total Class 1 Shares	(3,661,330)	642,420

Class 2
Proceeds from shares issued	7,029,578	45,892,002
Proceeds from dividends reinvested	—	80,249,124
Value of shares redeemed	(85,334,647)	(321,402,155)

Total Class 2 Shares	(78,305,069)	(195,261,029)

Change in net assets resulting from capital transactions	(81,966,399)	(194,618,609)

Change in net assets	88,707,293	(277,178,447)
Net Assets:
Beginning of period	824,286,722	1,101,465,169

End of period	$912,994,015	$824,286,722

Share Transactions:
Class 1
Shares issued	11,582	1,674
Dividends reinvested	—	601,435
Shares redeemed	(328,259)	(505,673)

Total Class 1 Shares	(316,677)	97,436

Class 2
Shares issued	474,720	3,002,476
Dividends reinvested	—	5,349,942
Shares redeemed	(5,434,645)	(19,834,691)

Total Class 2 Shares	(4,959,925)	(11,482,273)

Change in shares	(5,276,602)	(11,384,837)

See accompanying notes to the financial statements.

10

AZL Russell 1000 Growth Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016*		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$10.12		$11.74	$10.28	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.13	0.14	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	2.10		(0.20)	2.73	0.25

Total from Investment Activities	2.15		(0.07)	2.87	0.28

Distributions to Shareholders From:
Net Investment Income	—		(0.20)	(0.05)	—
Net Realized Gains	—		(1.35)	(1.36)	—

Total Dividends	—		(1.55)	(1.41)	—

Net Asset Value, End of Period	$12.27		$10.12	$11.74	$10.28

Total Return(b)	21.25	%(c)	(1.86)%	29.19%	2.80	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$55,114		$48,665	$55,307	$49,297
Net Investment Income/(Loss)(d)	0.93%		0.96%	1.04%	1.26%
Expenses Before Reductions(d)(e)	0.52%		0.50%	0.50%	0.50%
Expenses Net of Reductions(d)	0.44%		0.43%	0.45%	0.45%
Portfolio Turnover Rate(f)	14%		17%	12%	158	%(g)

Class 2

Net Asset Value, Beginning of Period	$13.53		$15.21	$12.99	$15.32		$17.11	$16.55

Investment Activities:
Net Investment Income/(Loss)	0.05	(a)	0.15	0.13	0.04		0.19	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	2.81		(0.33)	3.49	0.84		0.54	1.80

Total from Investment Activities	2.86		(0.18)	3.62	0.88		0.73	1.97

Distributions to Shareholders From:
Net Investment Income	—		(0.15)	(0.04)	(0.16)		(0.19)	(0.17)
Net Realized Gains	—		(1.35)	(1.36)	(3.05)		(2.33)	(1.24)

Total Dividends	—		(1.50)	(1.40)	(3.21)		(2.52)	(1.41)

Net Asset Value, End of Period	$16.39		$13.53	$15.21	$12.99		$15.32	$17.11

Total Return(b)	21.14	%(c)	(2.14)%	28.89%	6.43%		4.86%	12.21%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$857,880		$775,621	$1,046,158	$1,065,322		$101,530	$130,259
Net Investment Income/(Loss)(d)	0.68%		0.71%	0.79%	0.99%		0.86%	0.83%
Expenses Before Reductions(d)(e)	0.77%		0.75%	0.75%	0.77%		0.78%	0.78%
Expenses Net of Reductions(d)	0.69%		0.68%	0.70%	0.72%		0.78%	0.78%
Portfolio Turnover Rate(f)	14%		17%	12%	158	%(g)	14%	13%

*	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 158%.

See accompanying notes to the financial statements.

11

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Growth Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

12

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $11,644 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $43,025,279 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $15.9 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$168,508	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

13

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$3,315,083	$83,279

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Russell 1000 Growth Index Fund Class 1	0.44%	0.59%

AZL Russell 1000 Growth Index Fund Class 2	0.44%	0.84%

*	The Manager voluntarily reduced the management fee to 0.36% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $3,954 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert

14

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Other^	Total

Common Stocks+	$896,395,766	$1,117,559	$—	$—	$897,513,325
Preferred Stocks	—	—	5,477,638	—	5,477,638
Securities Held as Collateral for Securities on Loan	—	—	—	47,261,846	47,261,846
Money Markets	7,924,100	—	—	—	7,924,100

Total Investment Securities	904,319,866	1,117,559	5,477,638	47,261,846	958,176,909

Other Financial Instruments:*
Futures Contracts	168,508	—	—	—	168,508

Total Investments	$904,488,374	$1,117,559	$5,477,638	$47,261,846	$958,345,417

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at variation margin.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Growth Index Fund	$119,429,289	$183,164,950

15

AZL Russell 1000 Growth Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2019 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,899	841,419	$5,477,638	0.60%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

8. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $634,558,638. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$329,494,319
Unrealized (depreciation)	(5,876,048)

Net unrealized appreciation/(depreciation)	$323,618,271

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Growth Index Fund	$18,689,900	$68,301,305	$86,991,205

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Russell 1000 Growth Index Fund	$10,438,843	$97,602,812	$—	$183,392,444	$291,434,099

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund.

10. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Russell 1000 Value Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 11

Statement of Operations Page 11

Statements of Changes in Net Assets Page 12

Financial Highlights Page 13

Notes to the Financial Statements Page 14

Other Information Page 19

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Russell 1000 Value Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,161.40	$2.36	0.44%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,159.50	$3.70	0.69%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Russell 1000 Value Index Fund, Class 1	$1,000.00	$1,022.61	$2.21	0.44%

AZL Russell 1000 Value Index Fund, Class 2	$1,000.00	$1,021.37	$3.46	0.69%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Financials	23.3%

Health Care	12.8

Industrials	9.7

Energy	9.3

Consumer Staples	8.6

Communication Services	7.8

Utilities	6.4

Information Technology	5.8

Consumer Discretionary	5.8

Real Estate	5.0

Materials	4.4

Total Common Stocks	98.9

Securities Held as Collateral for Securities on Loan	5.0

Money Markets	1.3

Total Investment Securities	105.2

Net other assets (liabilities)	(5.2)

Net Assets	100.0%

1

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (1.7%):
30,699	Arconic, Inc.	$792,648
1,691	BWX Technologies, Inc.	88,101
2,875	Curtiss-Wright Corp.	365,499
16,556	General Dynamics Corp.	3,010,212
467	Harris Corp.	88,324
395	Hexcel Corp.	31,948
463	Huntington Ingalls Industries, Inc.	104,055
5,409	L3 Technologies, Inc.	1,326,125
7,401	Raytheon Co.	1,286,886
715	Spirit AeroSystems Holdings, Inc., Class A	58,180
2,505	Teledyne Technologies, Inc.*	686,044
16,194	Textron, Inc.	858,930
643	TransDigm Group, Inc.*	311,083
56,526	United Technologies Corp.	7,359,684

		16,367,719

Air Freight & Logistics (0.4%):
2,200	C.H. Robinson Worldwide, Inc.	185,570
3,434	Expeditors International of Washington, Inc.	260,503
16,784	FedEx Corp.	2,755,765
2,668	XPO Logistics, Inc.*	154,237

		3,356,075

Airlines (0.6%):
4,549	Alaska Air Group, Inc.	290,727
24,923	American Airlines Group, Inc.^	812,739
2,272	Copa Holdings SA, Class A	221,679
33,406	Delta Air Lines, Inc.	1,895,791
21,611	JetBlue Airways Corp.*	399,587
13,753	Southwest Airlines Co.	698,377
13,064	United Continental Holdings, Inc.*	1,143,753

		5,462,653

Auto Components (0.3%):
14,226	Aptiv plc	1,149,888
2,479	Aptiv plc^	200,378
14,840	BorgWarner, Inc.	622,984
17,787	Gentex Corp.	437,738
16,524	Goodyear Tire & Rubber Co.	252,817
3,953	Lear Corp.	550,534

		3,214,339

Automobiles (0.7%):
270,717	Ford Motor Co.	2,769,435
86,386	General Motors Co.	3,328,453
11,562	Harley-Davidson, Inc.^	414,266
3,678	Thor Industries, Inc.^	214,979

		6,727,133

Banks (10.6%):
11,644	Associated Banc-Corp.	246,154
599,107	Bank of America Corp.	17,374,102
2,920	Bank of Hawaii Corp.^	242,097
8,590	Bank OZK^	258,473
7,167	BankUnited, Inc.	241,815
53,709	BB&T Corp.	2,638,723
1,907	BOK Financial Corp.	143,940
7,118	CIT Group, Inc.	373,980
160,983	Citigroup, Inc.	11,273,639
31,673	Citizens Financial Group, Inc.	1,119,957

Shares		Fair Value
Common Stocks, continued
Banks, continued
10,204	Comerica, Inc.	$741,219
7,068	Commerce Bancshares, Inc.^	421,677
4,054	Cullen/Frost Bankers, Inc.^	379,698
9,473	East West Bancorp, Inc.	443,052
22,900	F.N.B. Corp.^	269,533
52,647	Fifth Third Bancorp	1,468,851
561	First Citizens BancShares, Inc., Class A	252,601
9,016	First Hawaiian, Inc.	233,244
22,978	First Horizon National Corp.^	343,062
9,466	First Republic Bank	924,355
70,330	Huntington Bancshares, Inc.^	971,961
224,647	JPMorgan Chase & Co.	25,115,534
69,172	KeyCorp	1,227,803
9,528	M&T Bank Corp.	1,620,427
8,632	PacWest Bancorp	335,181
25,475	People’s United Financial, Inc.^	427,471
5,207	Pinnacle Financial Partners, Inc.^	299,298
31,878	PNC Financial Services Group, Inc.	4,376,212
7,012	Popular, Inc.	380,331
4,719	Prosperity Bancshares, Inc.^	311,690
69,974	Regions Financial Corp.	1,045,412
1,902	Signature Bank	229,838
13,742	Sterling Bancorp	292,430
31,132	SunTrust Banks, Inc.	1,956,646
3,344	SVB Financial Group*	751,029
9,672	Synovus Financial Corp.	338,520
9,640	TCF Financial Corp.	200,416
3,486	Texas Capital Bancshares, Inc.*	213,936
100,661	U.S. Bancorp	5,274,636
15,549	Umpqua Holdings Corp.	257,958
6,482	Webster Financial Corp.	309,645
282,054	Wells Fargo & Co.	13,346,794
6,009	Western Alliance Bancorp*	268,722
3,955	Wintrust Financial Corp.	289,348
13,125	Zions Bancorp^	603,488

		99,834,898

Beverages (1.0%):
84,904	Coca-Cola Co. (The)	4,323,312
11,030	Constellation Brands, Inc., Class C	2,172,248
14,188	Keurig Dr Pepper, Inc.	410,033
12,231	Molson Coors Brewing Co., Class B	684,936
15,609	PepsiCo, Inc.	2,046,808

		9,637,337

Biotechnology (1.1%):
3,201	Agios Pharmaceuticals, Inc.*^	159,666
3,648	Alexion Pharmaceuticals, Inc.*	477,815
10,836	Alkermes plc	244,243
721	Alnylam Pharmaceuticals, Inc.*	52,316
3,398	Amgen, Inc.	626,183
8,848	Biogen Idec, Inc.*	2,069,282
3,827	Bluebird Bio, Inc.*^	486,794
12,263	Exelixis, Inc.*	262,060
76,037	Gilead Sciences, Inc.	5,137,060
4,518	Regeneron Pharmaceuticals, Inc.*	1,414,134
3,046	United Therapeutics Corp.*	237,771

		11,167,324

See accompanying notes to the financial statements.

2

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products (0.5%):
8,048	A.O. Smith Corp.	$379,544
1,202	Allegion plc	132,881
5,890	Fortune Brands Home & Security, Inc.^	336,496
63,310	Johnson Controls International plc	2,615,336
167	Lennox International, Inc.^	45,925
20,342	Masco Corp.	798,220
7,677	Owens Corning, Inc.	446,801
8,547	Resideo Technologies, Inc.*	187,350

		4,942,553

Capital Markets (3.6%):
3,800	Affiliated Managers Group, Inc.	350,132
7,943	Ameriprise Financial, Inc.	1,153,006
59,292	Bank of New York Mellon Corp. (The)	2,617,742
19,529	BGC Partners, Inc., Class A	102,137
8,437	BlackRock, Inc., Class A+	3,959,484
5,799	CBOE Holdings, Inc.	600,950
33,396	Charles Schwab Corp. (The)	1,342,185
24,652	CME Group, Inc.	4,785,201
13,600	E*TRADE Financial Corp.	606,560
7,762	Eaton Vance Corp.	334,775
1,818	Evercore Partners, Inc., Class A	161,020
21,343	Franklin Resources, Inc.^	742,736
22,919	Goldman Sachs Group, Inc. (The)	4,689,227
3,699	Interactive Brokers Group, Inc., Class A^	200,486
23,313	Intercontinental Exchange, Inc.	2,003,519
28,783	Invesco, Ltd.	588,900
6,518	Janus Henderson Group plc	139,485
4,665	Lazard, Ltd., Class A^	160,429
6,226	Legg Mason, Inc.	238,331
84,385	Morgan Stanley	3,696,907
8,203	NASDAQ OMX Group, Inc. (The)^	788,883
13,919	Northern Trust Corp.	1,252,710
6,338	Raymond James Financial, Inc.	535,878
4,703	SEI Investments Co.	263,838
25,913	State Street Corp.	1,452,683
11,422	T. Rowe Price Group, Inc.	1,253,108
2,448	TD Ameritrade Holding Corp.	122,204

		34,142,516

Chemicals (3.1%):
13,143	Air Products & Chemicals, Inc.	2,975,181
7,497	Albemarle Corp.^	527,864
4,421	Ashland Global Holdings, Inc.	353,547
9,012	Axalta Coating Systems, Ltd.*	268,287
4,201	Cabot Corp.	200,430
8,778	Celanese Corp., Series A	946,268
13,831	CF Industries Holdings, Inc.	646,046
11,354	Chemours Co. (The)	272,496
52,669	Corteva, Inc.	1,557,422
52,593	Dow, Inc.	2,593,361
52,669	DuPont de Nemours, Inc.	3,953,863
9,142	Eastman Chemical Co.	711,522
8,646	Element Solutions, Inc.*	89,400
9,134	FMC Corp.	757,665
15,476	Huntsman Corp.	316,329
7,423	International Flavor & Fragrances, Inc.^	1,077,003
37,793	Linde plc	7,588,835

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
20,440	LyondellBasell Industries NV, Class A	$1,760,497
23,927	Mosaic Co. (The)	598,893
29	NewMarket Corp.^	11,627
11,836	Olin Corp.	259,327
11,079	PPG Industries, Inc.	1,293,030
6,962	RPM International, Inc.	425,448
13,533	Valvoline, Inc.	264,299
2,454	Westlake Chemical Corp.	170,455

		29,619,095

Commercial Services & Supplies (0.3%):
8,460	ADT, Inc.^	51,775
3,652	Clean Harbors, Inc.*	259,657
682	IAA, Inc.*	26,448
682	KAR Auction Services, Inc.	17,050
14,066	Republic Services, Inc., Class A	1,218,678
5,878	Stericycle, Inc.*^	280,675
6,447	Waste Management, Inc.	743,790

		2,598,073

Communications Equipment (0.2%):
10,766	Ciena Corp.*	442,806
13,465	CommScope Holding Co., Inc.*	211,804
3,606	EchoStar Corp., Class A*	159,818
24,177	Juniper Networks, Inc.	643,834
2,989	Motorola Solutions, Inc.	498,356
3,866	ViaSat, Inc.*	312,450

		2,269,068

Construction & Engineering (0.2%):
11,044	Aecom Technology Corp.*^	418,015
9,951	Fluor Corp.	335,249
8,591	Jacobs Engineering Group, Inc.	724,995
7,349	Quanta Services, Inc.	280,658
1,533	Valmont Industries, Inc.	194,400

		1,953,317

Construction Materials (0.1%):
470	Eagle Materials, Inc., Class A	43,569
3,008	Martin Marietta Materials, Inc.	692,171
554	Vulcan Materials Co.	76,070

		811,810

Consumer Finance (1.0%):
27,527	Ally Financial, Inc.	853,062
21,056	American Express Co.	2,599,153
32,532	Capital One Financial Corp.	2,951,953
69	Credit Acceptance Corp.*	33,384
14,591	Discover Financial Services	1,132,116
16,968	Navient Corp.	231,613
5,292	Onemain Holdings, Inc.	178,923
7,264	Santander Consumer USA Holdings, Inc.	174,045
30,866	SLM Corp.	300,018
34,924	Synchrony Financial	1,210,815

		9,665,082

Containers & Packaging (0.5%):
2,629	AptarGroup, Inc.^	326,890
1,027	Ardagh Group SA	17,973
4,661	Berry Global Group, Inc.*	245,122
3,826	Crown Holdings, Inc.*	233,769

See accompanying notes to the financial statements.

3

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
18,211	Graphic Packaging Holding Co.^	$254,590
27,629	International Paper Co.	1,196,887
11,614	Owens-Illinois, Inc.	200,574
6,506	Packaging Corp. of America	620,152
10,012	Sealed Air Corp.	428,313
3,758	Silgan Holdings, Inc.	114,995
6,975	Sonoco Products Co.^	455,747
17,776	WestRock Co.	648,291

		4,743,303

Distributors (0.2%):
9,806	Genuine Parts Co.	1,015,706
17,581	LKQ Corp.*	467,830

		1,483,536

Diversified Consumer Services (0.2%):
5,898	Frontdoor, Inc.*	256,858
268	Graham Holdings Co., Class B	184,928
2,992	Grand Canyon Education, Inc.*	350,124
11,946	H&R Block, Inc.	350,018
7,887	Service Corp. International^	368,954
7,978	ServiceMaster Global Holdings, Inc.*	415,573

		1,926,455

Diversified Financial Services (3.2%):
19,372	AXA Equitable Holdings, Inc.	404,875
136,246	Berkshire Hathaway, Inc., Class B*	29,043,560
19,687	Jefferies Financial Group, Inc.	378,581
9,960	Voya Financial, Inc.	550,788

		30,377,804

Diversified Telecommunication Services (3.6%):
508,494	AT&T, Inc.	17,039,635
75,733	CenturyLink, Inc.^	890,620
288,496	Verizon Communications, Inc.	16,481,776

		34,412,031

Electric Utilities (3.8%):
16,504	Alliant Energy Corp.	810,016
34,909	American Electric Power Co., Inc.	3,072,341
3,980	Avangrid, Inc.^	200,990
50,719	Duke Energy Corp.	4,475,445
22,079	Edison International	1,488,345
13,207	Entergy Corp.	1,359,397
18,133	Evergy, Inc.	1,090,700
21,915	Eversource Energy	1,660,280
67,921	Exelon Corp.	3,256,133
36,955	FirstEnergy Corp.^	1,582,044
7,678	Hawaiian Electric Industries, Inc.^	334,377
3,494	IDA Corp., Inc.	350,902
33,552	NextEra Energy, Inc.	6,873,463
14,150	OGE Energy Corp.	602,224
36,703	PG&E Corp.*	841,233
7,449	Pinnacle West Capital Corp.	700,876
49,959	PPL Corp.	1,549,229
72,148	Southern Co. (The)	3,988,341
35,658	Xcel Energy, Inc.	2,121,294

		36,357,630

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.8%):
2,025	Acuity Brands, Inc.^	$279,268
3,240	AMETEK, Inc.	294,322
30,259	Eaton Corp. plc	2,519,969
38,922	Emerson Electric Co.	2,596,876
4,490	GrafTech International, Ltd.^	51,635
1,298	Hubbell, Inc.	169,259
11,413	nVent Electric plc	282,928
3,065	Regal-Beloit Corp.	250,441
6,399	Sensata Technologies Holding plc*	313,551

		6,758,249

Electronic Equipment, Instruments & Components (0.5%):
5,934	Arrow Electronics, Inc.*	422,916
7,066	Avnet, Inc.	319,878
1,668	Coherent, Inc.*^	227,465
36,746	Corning, Inc.	1,221,070
3,624	Dolby Laboratories, Inc., Class A	234,110
8,680	FLIR Systems, Inc.	469,588
2,291	IPG Photonics Corp.*	353,387
10,549	Jabil, Inc.	333,348
1,663	Littlelfuse, Inc.^	294,201
8,540	National Instruments Corp.	358,595
2,869	SYNNEX Corp.	282,310
14,490	Trimble Navigation, Ltd.*^	653,644

		5,170,512

Energy Equipment & Services (0.8%):
5,618	Apergy Corp.*	188,428
36,383	Baker Hughes, a GE Co.^	896,113
60,559	Halliburton Co.	1,377,111
7,530	Helmerich & Payne, Inc.	381,169
25,722	National-Oilwell Varco, Inc.	571,800
15,200	Patterson-UTI Energy, Inc.	174,952
96,045	Schlumberger, Ltd.	3,816,828
37,211	Transocean, Ltd.*^	238,523

		7,644,924

Entertainment (2.3%):
49,893	Activision Blizzard, Inc.	2,354,950
7,587	Cinemark Holdings, Inc.^	273,891
1,991	Electronic Arts, Inc.*	201,609
1,716	Liberty Media Group, Class A*	61,536
14,000	Liberty Media Group, Class C*	523,740
3,570	Lions Gate Entertainment Corp., Class A	43,733
6,558	Lions Gate Entertainment Corp., Class B	76,138
1,176	Madison Square Garden Co. (The), Class A*	329,209
4,191	Take-Two Interactive Software, Inc.*	475,804
871	Viacom, Inc., Class A	29,701
24,925	Viacom, Inc., Class B	744,510
121,599	Walt Disney Co. (The)	16,980,084
55,879	Zynga, Inc.*	342,538

		22,437,443

Equity Real Estate Investment Trusts (4.9%):
7,761	Alexandria Real Estate Equities, Inc.^	1,094,999
9,662	American Campus Communities, Inc.	445,998
10,200	American Homes 4 Rent, Class A	247,962
9,967	Apartment Investment & Management Co.	499,546
15,365	Apple Hospitality REIT, Inc.	243,689

See accompanying notes to the financial statements.

4

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
9,592	AvalonBay Communities, Inc.	$1,948,903
10,656	Boston Properties, Inc.	1,374,624
12,456	Brandywine Realty Trust	178,370
21,397	Brixmor Property Group, Inc.	382,578
6,298	Camden Property Trust	657,448
32,260	Colony Capital, Inc.	161,300
8,391	Columbia Property Trust, Inc.	174,029
560	Coresite Realty Corp.	64,495
7,444	Corporate Office Properties Trust	196,298
10,117	Cousins Properties, Inc.	365,932
13,151	CubeSmart	439,769
7,424	Cyrusone, Inc.	428,513
14,279	Digital Realty Trust, Inc.^	1,681,923
11,392	Douglas Emmett, Inc.	453,857
24,109	Duke Realty Corp.	762,085
10,249	Empire State Realty Trust, Inc., Class A	151,788
5,230	EPR Properties	390,106
8,328	Equity Commonwealth^	270,827
25,070	Equity Residential Property Trust	1,903,314
4,532	Essex Property Trust, Inc.	1,323,027
1,417	Extra Space Storage, Inc.	150,344
5,168	Federal Realty Investment Trust	665,432
14,060	Gaming & Leisure Properties, Inc.	548,059
32,872	HCP, Inc.	1,051,247
14,630	Healthcare Trust of America, Inc., Class A	401,301
7,210	Highwoods Properties, Inc.	297,773
11,544	Hospitality Properties Trust	288,600
50,536	Host Hotels & Resorts, Inc.	920,766
9,588	Hudson Pacific Properties, Inc.	318,993
29,370	Invitation Homes, Inc.	785,060
20,151	Iron Mountain, Inc.^	630,726
7,420	JBG SMITH Properties	291,903
7,007	Kilroy Realty Corp.^	517,187
28,845	Kimco Realty Corp.	533,056
10,461	Liberty Property Trust	523,468
3,069	Life Storage, Inc.^	291,801
9,648	Macerich Co. (The)	323,112
25,739	Medical Properties Trust, Inc.	448,888
7,672	Mid-America Apartment Communities, Inc.	903,455
10,634	National Retail Properties, Inc.	563,708
14,847	Omega Healthcare Investors, Inc.	545,627
10,201	Outfront Media, Inc.	263,084
14,506	Paramount Group, Inc.	203,229
14,257	Parks Hotels & Resorts, Inc.	392,923
43,710	ProLogis, Inc.	3,501,170
2,503	Public Storage, Inc.	596,140
9,138	Rayonier, Inc.^	276,881
21,901	Realty Income Corp.^	1,510,512
11,559	Regency Centers Corp.	771,448
15,257	Retail Properties of America, Inc., Class A	179,422
2,438	Simon Property Group, Inc.	389,495
10,825	SITE Centers Corp.^	143,323
5,840	SL Green Realty Corp.	469,361
5,447	Spirit Realty Capital, Inc.^	232,369
13,797	STORE Capital Corp.	457,922
4,463	Sun Communities, Inc.	572,112
4,058	Taubman Centers, Inc.	165,688

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
18,320	UDR, Inc.	$822,385
24,753	Ventas, Inc.	1,691,868
68,800	VEREIT, Inc.	619,888
28,747	VICI Properties, Inc.^	633,584
11,631	Vornado Realty Trust	745,547
8,754	Weingarten Realty Investors	240,035
28,190	Welltower, Inc.^	2,298,330
51,440	Weyerhaeuser Co.	1,354,930
11,751	WP Carey, Inc.^	953,946

		46,327,478

Food & Staples Retailing (1.7%):
1,902	Casey’s General Stores, Inc.	296,693
55,106	Kroger Co. (The)^	1,196,351
4,312	Sprouts Farmers Market, Inc.*	81,454
14,380	US Foods Holding Corp.*	514,229
53,735	Walgreens Boots Alliance, Inc.	2,937,692
98,094	Wal-Mart Stores, Inc.	10,838,406

		15,864,825

Food Products (2.0%):
38,588	Archer-Daniels-Midland Co.	1,574,390
671	Beyond Meat, Inc.	107,816
9,989	Bunge, Ltd.	556,487
4,043	Campbell Soup Co.^	162,003
33,298	Conagra Brands, Inc.	883,063
12,720	Flowers Foods, Inc.^	295,994
41,701	General Mills, Inc.	2,190,138
6,490	Hain Celestial Group, Inc.*^	142,131
962	Hershey Co. (The)	128,937
18,593	Hormel Foods Corp.^	753,760
4,759	Ingredion, Inc.	392,570
7,570	JM Smucker Co. (The)	871,988
10,564	Kellogg Co.^	565,913
41,804	Kraft Heinz Co. (The)	1,297,596
7,530	Lamb Weston Holdings, Inc.	477,101
3,013	McCormick & Co.^	467,045
99,463	Mondelez International, Inc., Class A	5,361,057
3,789	Pilgrim’s Pride Corp.*	96,203
2,486	Post Holdings, Inc.*	258,469
18	Seaboard Corp.^	74,461
3,863	TreeHouse Foods, Inc.*^	208,988
20,152	Tyson Foods, Inc., Class A	1,627,072

		18,493,182

Gas Utilities (0.2%):
7,604	Atmos Energy Corp.	802,678
5,760	National Fuel Gas Co.^	303,840
12,183	UGI Corp.	650,694

		1,757,212

Health Care Equipment & Supplies (3.4%):
68,004	Abbott Laboratories	5,719,136
17,797	Baxter International, Inc.	1,457,574
17,058	Becton, Dickinson & Co.	4,298,787
1,111	Cantel Medical Corp.	89,591
2,924	Cooper Cos., Inc. (The)	985,066
41,978	Danaher Corp.	5,999,496
15,120	Dentsply Sirona, Inc.	882,403

See accompanying notes to the financial statements.

5

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,244	Hill-Rom Holdings, Inc.	$234,767
3,630	Hologic, Inc.*	174,313
928	ICU Medical, Inc.*	233,772
4,924	Integra LifeSciences Holdings Corp.*	275,005
93,468	Medtronic plc	9,102,850
5,687	Steris plc	846,681
1,236	West Pharmaceutical Services, Inc.	154,685
14,104	Zimmer Holdings, Inc.	1,660,605

		32,114,731

Health Care Providers & Services (2.3%):
6,137	Acadia Healthcare Co., Inc.*^	214,488
12,686	Anthem, Inc.	3,580,116
20,436	Cardinal Health, Inc.	962,536
4,666	Centene Corp.*	244,685
18,571	Cigna Corp.	2,925,861
6,734	Covetrus, Inc.*^	164,714
90,399	CVS Health Corp.	4,925,841
8,838	DaVita, Inc.*	497,226
3,362	Encompass Health Corp.	213,016
7,537	HCA Healthcare, Inc.	1,018,776
8,898	Henry Schein, Inc.*	621,970
5,362	Humana, Inc.	1,422,539
6,521	Laboratory Corp. of America Holdings*	1,127,481
11,545	McKesson Corp.	1,551,533
6,204	MEDNAX, Inc.*	156,527
701	Molina Healthcare, Inc.*	100,341
2,584	Premier, Inc., Class A*^	101,060
9,347	Quest Diagnostics, Inc.	951,618
5,708	Universal Health Services, Inc., Class B	744,266
259	WellCare Health Plans, Inc.*	73,833

		21,598,427

Hotels, Restaurants & Leisure (1.9%):
17,338	Aramark Holdings Corp.	625,208
40,417	Caesars Entertainment Corp.*	477,729
27,836	Carnival Corp., Class A^	1,295,766
1,321	Choice Hotels International, Inc.	114,940
13,044	Extended Stay America, Inc.	220,313
5,426	Hilton Grand Vacations, Inc.*	172,655
2,563	Hyatt Hotels Corp., Class A	195,121
6,892	International Game Technology plc^	89,389
12,345	Las Vegas Sands Corp.	729,466
44,839	McDonald’s Corp.	9,311,267
33,119	MGM Resorts International	946,210
11,893	Norwegian Cruise Line Holdings, Ltd.*	637,822
11,573	Royal Caribbean Cruises, Ltd.	1,402,763
5,012	Six Flags Entertainment Corp.	248,996
299	Vail Resorts, Inc.	66,731
4,677	Wyndham Hotels & Resorts, Inc.	260,696
6,422	Wyndham Worldwide Corp.	281,926
1,170	Wynn Resorts, Ltd.	145,068
4,860	Yum China Holdings, Inc.	224,532
2,365	Yum! Brands, Inc.	261,735

		17,708,333

Household Durables (0.6%):
23,652	D.R. Horton, Inc.	1,020,110
2,008	Garmin, Ltd.	160,238

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
8,079	Garmin, Ltd.	$644,704
9,294	Leggett & Platt, Inc.^	356,611
11,469	Lennar Corp., Class A	555,788
523	Lennar Corp., Class B	20,141
4,416	Mohawk Industries, Inc.*	651,227
31,111	Newell Brands, Inc.^	479,732
17,914	PulteGroup, Inc.	566,441
9,356	Toll Brothers, Inc.	342,617
4,173	Whirlpool Corp.^	594,068

		5,391,677

Household Products (2.7%):
1,641	Clorox Co. (The)^	251,254
58,530	Colgate-Palmolive Co.	4,194,845
4,423	Energizer Holdings, Inc.^	170,905
23,766	Kimberly-Clark Corp.	3,167,532
162,176	Procter & Gamble Co. (The)	17,782,598
1,682	Spectrum Brands Holdings, Inc.^	90,441

		25,657,575

Independent Power and Renewable Electricity Producers (0.2%):
46,863	AES Corp. (The)	785,424
20,553	NRG Energy, Inc.	721,821
28,051	Vistra Energy Corp.*	635,075

		2,142,320

Industrial Conglomerates (1.5%):
9,156	3M Co., Class C	1,587,101
523	Carlisle Cos., Inc.	73,434
601,150	General Electric Co.	6,312,076
25,935	Honeywell International, Inc.	4,527,992
6,021	Roper Industries, Inc.	2,205,251

		14,705,854

Insurance (4.5%):
52,445	Aflac, Inc.	2,874,510
856	Alleghany Corp.*	583,030
23,152	Allstate Corp. (The)	2,354,327
5,095	American Financial Group, Inc.	522,085
60,585	American International Group, Inc.	3,227,968
545	American National Insurance Co.	63,476
23,109	Arch Capital Group, Ltd.*	856,883
10,074	Arthur J. Gallagher & Co.	882,382
4,265	Assurant, Inc.	453,711
7,363	Assured Guaranty, Ltd.^	309,835
6,456	Athene Holding, Ltd.*	277,995
5,194	Axis Capital Holdings, Ltd.	309,822
8,521	Brighthouse Financial, Inc.*	312,635
15,531	Brown & Brown, Inc.	520,289
32,108	Chubb, Ltd.	4,729,187
10,637	Cincinnati Financial Corp.	1,102,738
2,066	CNA Financial Corp.	97,247
414	Erie Indemnity Co., Class A^	105,272
1,945	Everest Re Group, Ltd.	480,765
7,697	First American Financial Corp.	413,329
18,738	FNF Group	755,141
3,006	Hanover Insurance Group, Inc. (The)	385,670
24,854	Hartford Financial Services Group, Inc. (The)	1,384,865
3,468	Kemper Corp.	299,254

See accompanying notes to the financial statements.

6

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
14,498	Lincoln National Corp.	$934,396
18,903	Loews Corp.	1,033,427
846	Markel Corp.*	921,802
4,306	Marsh & McLennan Cos., Inc.	429,524
1,950	Mercury General Corp.	121,875
56,913	MetLife, Inc.	2,826,869
20,091	Old Republic International Corp.	449,637
814	Primerica, Inc.	97,639
19,126	Principal Financial Group, Inc.^	1,107,778
27,307	Progressive Corp. (The)	2,182,649
28,899	Prudential Financial, Inc.	2,918,798
4,262	Reinsurance Group of America, Inc.	665,000
1,873	RenaissanceRe Holdings, Ltd.	333,413
7,346	Torchmark Corp.^	657,173
14,947	Travelers Cos., Inc. (The)	2,234,875
13,699	UnumProvident Corp.	459,601
10,110	W.R. Berkley Corp.^	666,552
218	White Mountains Insurance Group, Ltd.^	222,678
9,009	Willis Towers Watson plc	1,725,584

		43,291,686

Interactive Media & Services (0.1%):
2,165	IAC/InterActiveCorp.*	470,952
3,917	Zillow Group, Inc., Class A*	179,242
8,582	Zillow Group, Inc., Class C*^	398,119

		1,048,313

Internet & Direct Marketing Retail (0.0%†):
29,444	Qurate Retail, Inc.*^	364,811

IT Services (1.4%):
741	Akamai Technologies, Inc.*	59,384
2,765	Alliance Data Systems Corp.	387,459
9,799	Amdocs, Ltd.	608,420
1,708	CACI International, Inc., Class A*	349,440
36,401	Cognizant Technology Solutions Corp., Class A	2,307,459
5,275	CoreLogic, Inc.*	220,653
18,435	DXC Technology Co.	1,016,690
10,095	Fidelity National Information Services, Inc.	1,238,455
24,400	International Business Machines Corp.	3,364,760
625	Jack Henry & Associates, Inc.	83,700
10,014	Leidos Holdings, Inc.	799,618
15,763	Sabre Corp.	349,939
2,280	VeriSign, Inc.*	476,885
22,980	Western Union Co.^	457,072
6,865	Worldpay, Inc., Class A*	841,306

		12,561,240

Leisure Products (0.0%†):
5,554	Brunswick Corp.	254,873
7,420	Mattel, Inc.*^	83,178

		338,051

Life Sciences Tools & Services (0.8%):
19,972	Agilent Technologies, Inc.	1,491,309
1,500	Bio-Rad Laboratories, Inc., Class A*	468,885
7,157	IQVIA Holdings, Inc.*	1,151,561
5,980	PerkinElmer, Inc.^	576,113
15,727	Qiagen NV*	637,730

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
8,858	Thermo Fisher Scientific, Inc.	$2,601,418

		6,927,016

Machinery (2.3%):
4,649	AGCO Corp.^	360,623
35,609	Caterpillar, Inc.	4,853,150
6,001	Colfax Corp.*^	168,208
3,546	Crane Co.	295,878
10,697	Cummins, Inc.	1,832,824
19,715	Deere & Co.	3,266,972
5,663	Dover Corp.	567,433
7,143	Flowserve Corp.	376,365
15,941	Fortive Corp.	1,299,510
9,058	Gardner Denver Holdings, Inc.*	313,407
3,502	Gates Industrial Corp. plc*	39,958
2,627	IDEX Corp.	452,212
988	Ingersoll-Rand plc	125,150
6,198	ITT, Inc.	405,845
311	Nordson Corp.^	43,947
4,921	OshKosh Corp.	410,854
23,339	PACCAR, Inc.	1,672,473
8,903	Parker Hannifin Corp.	1,513,599
11,203	Pentair plc	416,752
3,760	Snap-On, Inc.^	622,806
10,437	Stanley Black & Decker, Inc.	1,509,295
4,864	Timken Co.	249,718
10,323	Trinity Industries, Inc.^	214,202
575	WABCO Holdings, Inc.*	76,245
7,972	Wabtec Corp.^	572,071
692	Woodward, Inc.	78,307

		21,737,804

Marine (0.0%†):
4,183	Kirby Corp.*^	330,457

Media (1.7%):
2,277	CBS Corp., Class B	113,622
4,579	Charter Communications, Inc., Class A*	1,809,529
166,256	Comcast Corp., Class A	7,029,304
10,914	Discovery Communications, Inc., Class A*^	335,060
24,350	Discovery Communications, Inc., Class C*	692,758
15,753	DISH Network Corp., Class A*	605,073
23,991	Fox Corp., Class A	879,030
11,100	Fox Corp., Class B	405,483
7,150	GCI Liberty, Inc., Class A*	439,439
24,475	Interpublic Group of Cos., Inc. (The)^	552,890
3,133	John Wiley & Sons, Inc., Class A	143,679
1,810	Liberty Broadband Corp., Class A*	186,140
7,338	Liberty Broadband Corp., Class C*	764,766
5,978	Liberty SiriusXM Group, Class A*	226,028
11,569	Liberty SiriusXM Group, Class C*	439,391
9,138	New York Times Co. (The), Class A	298,082
27,104	News Corp., Class A	365,633
8,694	News Corp., Class B	121,368
703	Nexstar Broadcasting Group, Inc., Class A	71,003
7,102	Omnicom Group, Inc.^	582,009
6,212	Tribune Media Co., Class A	287,119

		16,347,406

See accompanying notes to the financial statements.

7

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.7%):
13,257	Alcoa Corp.*	$310,346
99,484	Freeport-McMoRan Copper & Gold, Inc.	1,155,009
56,834	Newmont Mining Corp.	2,186,403
20,657	Nucor Corp.	1,138,201
4,846	Reliance Steel & Aluminum Co.	458,529
2,718	Royal Gold, Inc.^	278,568
1,587	Southern Copper Corp.	61,655
13,228	Steel Dynamics, Inc.	399,486
12,941	United States Steel Corp.^	198,127

		6,186,324

Mortgage Real Estate Investment Trusts (0.3%):
35,839	AGNC Investment Corp.	602,812
101,181	Annaly Capital Management, Inc.	923,782
13,184	Chimera Investment Corp.^	248,782
31,690	MFA Financial, Inc.	227,534
28,609	New Residential Investment Corp.	440,293
19,113	Starwood Property Trust, Inc.	434,247
17,949	Two Harbors Investment Corp.	227,414

		3,104,864

Multiline Retail (0.5%):
1,083	Dollar General Corp.	146,378
7,510	Dollar Tree, Inc.*	806,499
11,238	Kohl’s Corp.^	534,367
21,766	Macy’s, Inc.^	467,098
32,863	Target Corp.	2,846,265

		4,800,607

Multi-Utilities (2.0%):
16,699	Ameren Corp.	1,254,262
34,500	CenterPoint Energy, Inc.	987,735
18,862	CMS Energy Corp.	1,092,298
22,801	Consolidated Edison, Inc.	1,999,192
55,793	Dominion Energy, Inc.	4,313,915
12,641	DTE Energy Co.	1,616,531
13,762	MDU Resources Group, Inc.	355,060
25,274	NiSource, Inc.^	727,891
35,281	Public Service Enterprise Group, Inc.	2,075,228
19,039	Sempra Energy^	2,616,720
22,071	WEC Energy Group, Inc.^	1,840,059

		18,878,891

Oil, Gas & Consumable Fuels (8.5%):
25,779	Anadarko Petroleum Corp.	1,818,966
15,671	Antero Midstream Corp.	179,590
18,347	Antero Resources Corp.*	101,459
24,462	Apache Corp.^	708,664
10,810	Cabot Oil & Gas Corp.	248,198
13,812	Centennial Resource Development, Inc., Class A*^	104,833
6,881	Cheniere Energy, Inc.*	471,004
65,416	Chesapeake Energy Corp.*^	127,561
133,092	Chevron Corp.	16,561,969
6,059	Cimarex Energy Co.	359,480
13,829	Concho Resources, Inc.	1,426,876
79,640	ConocoPhillips Co.	4,858,040
6,038	Continental Resources, Inc.	254,139
28,785	Devon Energy Corp.	820,948
9,040	Diamondback Energy, Inc.	985,089

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
40,395	EOG Resources, Inc.	$3,763,198
18,015	EQT Corp.^	284,817
15,039	Equitrans Midstream Corp.^	296,419
295,915	Exxon Mobil Corp.	22,675,967
18,052	Hess Corp.^	1,147,566
11,278	HollyFrontier Corp.	521,946
135,446	Kinder Morgan, Inc.	2,828,112
25,143	Kosmos Energy, Ltd.	157,647
56,373	Marathon Oil Corp.	801,060
46,578	Marathon Petroleum Corp.	2,602,779
11,638	Murphy Oil Corp.^	286,877
32,739	Noble Energy, Inc.^	733,354
52,730	Occidental Petroleum Corp.	2,651,264
19,480	ONEOK, Inc.	1,340,419
5,833	Parsley Energy, Inc., Class A*	110,885
8,448	PBF Energy, Inc., Class A	264,422
31,579	Phillips 66	2,953,900
6,686	Pioneer Natural Resources Co.	1,028,708
14,958	Range Resources Corp.^	104,407
15,165	Targa Resources Corp.	595,378
29,484	Valero Energy Corp.	2,524,125
84,424	Williams Cos., Inc. (The)	2,367,249
28,159	WPX Energy, Inc.*	324,110

		79,391,425

Paper & Forest Products (0.0%†):
4,428	Domtar Corp.	197,179

Personal Products (0.0%†):
21,556	Coty, Inc., Class A	288,850
6,308	Herbalife, Ltd.*	269,730
2,780	Nu Skin Enterprises, Inc., Class A	137,110

		695,690

Pharmaceuticals (5.2%):
22,836	Allergan plc	3,823,431
67,212	Bristol-Myers Squibb Co.	3,048,064
10,078	Catalent, Inc.*^	546,328
25,487	Elanco Animal Health, Inc.*	861,461
11,289	Horizon Therapeutics plc*	271,613
387	Jazz Pharmaceuticals plc*	55,171
157,084	Johnson & Johnson Co.	21,878,660
9,329	Merck & Co., Inc.	782,237
35,035	Mylan NV*	667,066
9,879	Nektar Therapeutics*	351,495
8,981	Perrigo Co. plc^	427,675
387,490	Pfizer, Inc.	16,786,067

		49,499,268

Professional Services (0.2%):
1,280	Equifax, Inc.	173,107
10,217	IHS Markit, Ltd.*	651,027
4,374	ManpowerGroup, Inc.	422,528
25,303	Nielsen Holdings plc	571,848

		1,818,510

Real Estate Management & Development (0.1%):
14,686	CBRE Group, Inc., Class A*	753,391
1,638	Howard Hughes Corp. (The)*	202,850
3,217	Jones Lang LaSalle, Inc.^	452,600

		1,408,841

See accompanying notes to the financial statements.

8

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail (1.0%):
519	AMERCO, Inc.	$196,467
34,369	CSX Corp.	2,659,130
3,291	Genesee & Wyoming, Inc., Class A*	329,100
4,184	J.B. Hunt Transport Services, Inc.	382,459
7,112	Kansas City Southern	866,384
8,948	Knight-Swift Transportation Holdings, Inc.^	293,852
2,021	Lyft, Inc., Class A	132,800
16,035	Norfolk Southern Corp.	3,196,257
2,633	Old Dominion Freight Line, Inc.	393,002
3,797	Ryder System, Inc.	221,365
3,160	Schneider National, Inc.	57,638
11,194	Uber Technologies, Inc.*	519,178

		9,247,632

Semiconductors & Semiconductor Equipment (3.0%):
22,139	Analog Devices, Inc.	2,498,829
30,616	Applied Materials, Inc.	1,374,965
6,754	Cree, Inc.*	379,440
25,339	Cypress Semiconductor Corp.	563,539
5,518	First Solar, Inc.*^	362,422
312,066	Intel Corp.	14,938,600
1,271	Lam Research Corp.	238,745
45,589	Marvell Technology Group, Ltd.	1,088,209
11,776	Maxim Integrated Products, Inc.	704,440
11,626	Microchip Technology, Inc.	1,007,974
77,005	Micron Technology, Inc.*	2,971,623
3,753	MKS Instruments, Inc.	292,321
28,347	ON Semiconductor Corp.*	572,893
8,427	Qorvo, Inc.*	561,322
11,392	Skyworks Solutions, Inc.	880,260

		28,435,582

Software (0.2%):
2,445	2u, Inc.*	92,030
3,496	Autodesk, Inc.*	569,498
960	Citrix Systems, Inc.	94,214
3,409	LogMeIn, Inc.	251,175
20,248	Nuance Communications, Inc.*	323,361
1,033	SS&C Technologies Holdings, Inc.	59,511
43,907	Symantec Corp.	955,417

		2,345,206

Specialty Retail (1.2%):
3,451	Advance Auto Parts, Inc.	531,937
3,878	AutoNation, Inc.*^	162,643
12,666	Best Buy Co., Inc.	883,200
6,084	CarMax, Inc.*^	528,274
5,265	Dick’s Sporting Goods, Inc.^	182,327
7,614	Foot Locker, Inc.^	319,179
14,377	Gap, Inc. (The)^	258,355
33,009	Home Depot, Inc. (The)	6,864,881
13,190	L Brands, Inc.	344,259
2,509	Penske Automotive Group, Inc.^	118,676
8,395	Tiffany & Co.^	786,108
5,066	Urban Outfitters, Inc.*	115,252
4,390	Williams-Sonoma, Inc.^	285,350

		11,380,441

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.5%):
2,910	Dell Technologies, Inc., Class C*^	$147,828
96,515	Hewlett Packard Enterprise Co.	1,442,899
101,705	HP, Inc.	2,114,448
19,957	Western Digital Corp.^	948,955
14,217	Xerox Corp.	503,424

		5,157,554

Textiles, Apparel & Luxury Goods (0.2%):
4,599	Capri Holdings, Ltd.*	159,493
1,710	Carter’s, Inc.	166,793
721	Columbia Sportswear Co.	72,215
5,597	Hanesbrands, Inc.	96,380
4,989	PVH Corp.	472,160
3,687	Ralph Lauren Corp.^	418,806
5,046	Skechers U.S.A., Inc., Class A*^	158,899
20,200	Tapestry, Inc.	640,947
3,175	Under Armour, Inc., Class A*^	80,486
3,247	Under Armour, Inc., Class C*^	72,083

		2,338,262

Thrifts & Mortgage Finance (0.1%):
24,617	MGIC Investment Corp.*	323,468
31,050	New York Community Bancorp, Inc.^	309,879
3,447	TFS Financial Corp.^	62,287

		695,634

Tobacco (1.2%):
66,713	Altria Group, Inc.	3,158,861
108,339	Philip Morris International, Inc.	8,507,861

		11,666,722

Trading Companies & Distributors (0.2%):
6,575	Air Lease Corp.^	271,811
3,778	Fastenal Co.	123,125
11,858	HD Supply Holdings, Inc.*	477,639
3,034	MSC Industrial Direct Co., Inc., Class A	225,305
1,589	United Rentals, Inc.*	210,749
10,965	Univar, Inc.*^	241,669
2,227	Watsco, Inc.	364,181
3,330	WESCO International, Inc.*	168,665

		2,083,144

Transportation Infrastructure (0.0%†):
5,640	Macquarie Infrastructure Corp.	228,646

Water Utilities (0.2%):
12,380	American Water Works Co., Inc.	1,436,080
14,950	Aqua America, Inc.	618,482

		2,054,562

Wireless Telecommunication Services (0.1%):
46,450	Sprint Corp.*^	305,177
7,095	Telephone & Data Systems, Inc.	215,688
10,407	T-Mobile US, Inc.*	771,574
870	United States Cellular Corp.*	38,863

		1,331,302

Total Common Stocks (Cost $807,474,799)		940,735,563

See accompanying notes to the financial statements.

9

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.0%):
$47,531,806	BlackRock Liquidity FedFund, Institutional Class(a)	$47,531,806

Total Securities Held as Collateral for Securities on Loan (Cost $47,531,806)		47,531,806

Money Markets (1.3%):
12,051,434	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(b)	12,051,434

Total Money Markets (Cost $12,051,434)		12,051,434

Total Investment Securities (Cost $867,058,039) — 105.2%(c)		1,000,318,803
Net other assets (liabilities) — (5.2)%		(49,725,115)

Net Assets — 100.0%		$950,593,688

Percentages indicated are based on net assets as of June 30, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019, was $45,185,977.
+	Affiliated Securities
†	Represents less than 0.05%
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.
(b)	The rate represents the effective yield at June 30, 2019.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $439,200 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	69	$10,157,490	$169,666

				$169,666

See accompanying notes to the financial statements.

10

AZL Russell 1000 Value Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$864,313,387
Investments in affiliates, at cost	2,744,652

Investments in non-affiliates, at value(a)	$996,359,319
Investments in affiliates, at value	3,959,484
Cash	2,657
Segregated cash for collateral for futures contracts	439,200
Interest and dividends receivable	1,179,799
Receivable for investments sold	122,894,766
Receivable for variation margin on futures contracts	62,646
Reclaims receivable	190,417
Prepaid expenses	6,971

Total Assets	1,125,095,259

Liabilities:
Payable for investments purchased	126,216,376
Payable for capital shares redeemed	154,657
Payable for collateral received on loaned securities	47,531,806
Manager fees payable	276,704
Administration fees payable	15,169
Distribution fees payable	159,400
Custodian fees payable	5,436
Administrative and compliance services fees payable	1,930
Transfer agent fees payable	1,971
Trustee fees payable	1,202
Other accrued liabilities	136,920

Total Liabilities	174,501,571

Net Assets	$950,593,688

Net Assets Consist of:
Paid in capital	$709,819,079
Total distributable earnings	240,774,609

Net Assets	$950,593,688

Class 1
Net Assets	$162,197,988
Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,342,647
Net Asset Value (offering and redemption price per share)	$9.92

Class 2
Net Assets	$788,395,700
Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,591,457
Net Asset Value (offering and redemption price per share)	$13.01

(a)	Includes securities on loan of $45,185,977.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from non-affiliates	$12,501,131
Dividends from affiliates	57,166
Interest	6,003
Income from securities lending	113,488
Foreign withholding tax	(2,180)

Total Investment Income	12,675,608

Expenses:
Manager fees	2,048,761
Administration fees	137,877
Distribution fees — Class 2	965,865
Custodian fees	16,552
Administrative and compliance services fees	8,598
Transfer agent fees	6,138
Trustee fees	27,070
Professional fees	24,681
Shareholder reports	16,084
Other expenses	118,398

Total expenses before reductions	3,370,024
Less expenses voluntarily waived/reimbursed by the Manager	(372,505)

Net expenses	2,997,519

Net Investment Income/(Loss)	9,678,089

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	34,399,882
Net realized gains/(losses) on affiliated securities	(63,788)
Net realized gains/(losses) on futures contracts	2,115,498
Change in net unrealized appreciation/depreciation on securities	89,778,148
Change in net unrealized appreciation/depreciation on affiliated securities	731,315
Change in net unrealized appreciation/depreciation on futures contracts	273,856

Net realized and Change in net unrealized gains/losses on investments	127,234,911

Change in Net Assets Resulting From Operations	$136,913,000

See accompanying notes to the financial statements.

11

AZL Russell 1000 Value Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)

Change In Net Assets:
Operations:
Net investment income/(loss)	$9,678,089	$20,052,675
Net realized gains/(losses) on investments	36,451,592	48,302,278
Change in unrealized appreciation/depreciation on investments	90,783,319	(152,587,636)

Change in net assets resulting from operations	136,913,000	(84,232,683)

Distributions to Shareholders:
Class 1	—	(20,762,804)
Class 2	—	(77,533,827)

Change in net assets resulting from distributions to shareholders	—	(98,296,631)

Capital Transactions:
Class 1
Proceeds from shares issued	41,843	55,192
Proceeds from dividends reinvested	—	20,762,804
Value of shares redeemed	(10,084,654)	(23,297,110)

Total Class 1 Shares	(10,042,811)	(2,479,114)

Class 2
Proceeds from shares issued	6,296,809	121,859,508
Proceeds from dividends reinvested	—	77,533,827
Value of shares redeemed	(51,734,183)	(224,526,648)

Total Class 2 Shares	(45,437,374)	(25,133,313)

Change in net assets resulting from capital transactions	(55,480,185)	(27,612,427)

Change in net assets	81,432,815	(210,141,741)
Net Assets:
Beginning of period	869,160,873	1,079,302,614

End of period	$950,593,688	$869,160,873

Share Transactions:
Class 1
Shares issued	4,308	5,211
Dividends reinvested	—	2,194,799
Shares redeemed	(1,063,595)	(2,254,717)

Total Class 1 Shares	(1,059,287)	(54,707)

Class 2
Shares issued	516,623	8,832,225
Dividends reinvested	—	6,237,637
Shares redeemed	(4,107,195)	(16,752,274)

Total Class 2 Shares	(3,590,572)	(1,682,412)

Change in shares	(4,649,859)	(1,737,119)

See accompanying notes to the financial statements.

12

AZL Russell 1000 Value Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$8.55		$10.65	$10.79	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11	(a)	0.24	0.27	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	1.26		(1.02)	1.08	0.71

Total from Investment Activities	1.37		(0.78)	1.35	0.79

Distributions to Shareholders From:
Net Investment Income	—		(0.30)	(0.10)	—
Net Realized Gains	—		(1.02)	(1.39)	—

Total Dividends	—		(1.32)	(1.49)	—

Net Asset Value, End of Period	$9.92		$8.55	$10.65	$10.79

Total Return(b)	16.14	%(c)	(8.50)%	13.38%	7.90	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$162,198		$148,796	$185,903	$187,248
Net Investment Income/(Loss)(d)	2.28%		2.10%	2.07%	2.11%
Expenses Before Reductions(d)(e)	0.52%		0.50%	0.50%	0.51%
Expenses Net of Reductions(d)	0.44%		0.43%	0.45%	0.46%
Portfolio Turnover Rate(f)	14%		22%	12%	131	%(g)

Class 2

Net Asset Value, Beginning of Period	$11.22		$13.56	$13.39	$12.91		$14.82	$14.70

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.28	0.24	0.11		0.22	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	1.66		(1.34)	1.42	1.85		(0.92)	1.55

Total from Investment Activities	1.79		(1.06)	1.66	1.96		(0.70)	1.79

Distributions to Shareholders From:
Net Investment Income	—		(0.26)	(0.10)	(0.25)		(0.23)	(0.23)
Net Realized Gains	—		(1.02)	(1.39)	(1.23)		(0.98)	(1.44)

Total Dividends	—		(1.28)	(1.49)	(1.48)		(1.21)	(1.67)

Net Asset Value, End of Period	$13.01		$11.22	$13.56	$13.39		$12.91	$14.82

Total Return(b)	15.95	%(c)	(8.72)%	13.02%	16.15%		(4.42)%	12.59%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$788,396		$720,365	$893,400	$991,296		$193,094	$219,158
Net Investment Income/(Loss)(d)	2.03%		1.85%	1.81%	2.05%		1.54%	1.60%
Expenses Before Reductions(d)(e)	0.77%		0.75%	0.75%	0.77%		0.77%	0.76%
Expenses Net of Reductions(d)	0.69%		0.68%	0.70%	0.72%		0.77%	0.76%
Portfolio Turnover Rate(f)	14%		22%	12%	131	%(g)	16%	16%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 131%.

See accompanying notes to the financial statements.

13

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000 Value Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

14

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $11,068 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $45,185,977 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $13.0 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$169,666	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

15

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/depreciation on futures contracts	$2,115,498	$273,856

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Russell 1000 Value Index Fund Class 1	0.44%	0.59%

AZL Russell 1000 Value Index Fund Class 2	0.44%	0.84%

*	The Manager voluntarily reduced the management fee to 0.36% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

At June 30, 2019, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income

BlackRock Inc., Class A	$3,490,599	$—	$(198,642)	$(63,788)	$731,315	$3,959,484	8,437	$57,166

	$3,490,599	$—	$(198,642)	$(63,788)	$731,315	$3,959,484	8,437	$57,166

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

16

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $4,105 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks+	$940,735,563	$—	$—	$940,735,563
Securities Held as Collateral for Securities on Loan	—	—	47,531,806	47,531,806
Money Markets	12,051,434	—	—	12,051,434

Total Investment Securities	952,786,997	—	47,531,806	1,000,318,803

Other Financial Instruments:*
Futures Contracts	169,666	—	—	169,666

Total Investments	$952,956,663	$—	$47,531,806	$1,000,488,469

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

17

AZL Russell 1000 Value Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Russell 1000 Value Index Fund	$131,313,970	$171,854,149

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $873,741,771. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$175,606,333
Unrealized (depreciation)	(49,029,301)

Net unrealized appreciation/(depreciation)	$126,577,032

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Russell 1000 Value Index Fund	$37,419,832	$60,876,799	$98,296,631

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Russell 1000 Value Index Fund	$24,493,121	$43,282,393	$—	$36,086,095	$103,861,609

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

18

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® S&P 500 Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 9

Statement of Operations Page 9

Statements of Changes in Net Assets Page 10

Financial Highlights Page 11

Notes to the Financial Statements Page 12

Other Information Page 17

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,184.80	$1.30	0.24%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,182.80	$2.65	0.49%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL S&P 500 Index Fund, Class 1	$1,000.00	$1,023.60	$1.20	0.24%

AZL S&P 500 Index Fund, Class 2	$1,000.00	$1,022.37	$2.46	0.49%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Information Technology	21.5%

Health Care	14.1

Financials	13.1

Consumer Discretionary	10.1

Communication Services	10.1

Industrials	9.3

Consumer Staples	7.2

Energy	5.0

Utilities	3.3

Real Estate	3.0

Materials	2.8

Total Common Stocks	99.5

Securities Held as Collateral for Securities on Loan	2.8

Money Markets	0.5

Total Investment Securities	102.8

Net other assets (liabilities)	(2.8)

Net Assets	100.0%

1

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Aerospace & Defense (2.5%):
44,269	Arconic, Inc.	$1,143,026
57,911	Boeing Co. (The)	21,080,183
30,053	General Dynamics Corp.	5,464,236
13,097	Harris Corp.^	2,477,036
4,599	Huntington Ingalls Industries, Inc.	1,033,579
8,734	L3 Technologies, Inc.	2,141,315
27,206	Lockheed Martin Corp.	9,890,469
18,794	Northrop Grumman Corp.	6,072,529
30,828	Raytheon Co.	5,360,373
25,871	Textron, Inc.	1,372,198
5,415	TransDigm Group, Inc.*	2,619,777
89,774	United Technologies Corp.	11,688,575

		70,343,296

Air Freight & Logistics (0.6%):
15,213	C.H. Robinson Worldwide, Inc.^	1,283,217
19,124	Expeditors International of Washington, Inc.^	1,450,747
26,469	FedEx Corp.	4,345,945
77,201	United Parcel Service, Inc., Class B	7,972,547

		15,052,456

Airlines (0.4%):
13,789	Alaska Air Group, Inc.	881,255
44,241	American Airlines Group, Inc.^	1,442,699
65,934	Delta Air Lines, Inc.	3,741,754
54,095	Southwest Airlines Co.	2,746,944
24,745	United Continental Holdings, Inc.*	2,166,425

		10,979,077

Auto Components (0.1%):
28,761	Aptiv plc^	2,324,752
22,793	BorgWarner, Inc.	956,850

		3,281,602

Automobiles (0.4%):
433,712	Ford Motor Co.	4,436,874
145,996	General Motors Co.	5,625,226
17,927	Harley-Davidson, Inc.^	642,324

		10,704,424

Banks (5.5%):
978,683	Bank of America Corp.	28,381,807
84,770	BB&T Corp.	4,164,750
255,939	Citigroup, Inc.	17,923,408
50,684	Citizens Financial Group, Inc.	1,792,186
17,062	Comerica, Inc.	1,239,384
80,480	Fifth Third Bancorp	2,245,392
18,276	First Republic Bank^	1,784,651
115,966	Huntington Bancshares, Inc.^	1,602,650
359,036	JPMorgan Chase & Co.	40,140,224
110,642	KeyCorp	1,963,896
15,225	M&T Bank Corp.	2,589,316
43,371	People’s United Financial, Inc.^	727,765
49,996	PNC Financial Services Group, Inc.	6,863,451
111,587	Regions Financial Corp.	1,667,110
49,122	SunTrust Banks, Inc.	3,087,318
5,806	SVB Financial Group*	1,303,970
165,828	U.S. Bancorp	8,689,387
447,682	Wells Fargo & Co.	21,184,312
20,762	Zions Bancorp^	954,637

		148,305,614

Shares		Fair Value
Common Stocks, continued
Beverages (1.8%):
18,202	Brown-Forman Corp., Class B^	$1,008,937
424,948	Coca-Cola Co. (The)	21,638,351
18,506	Constellation Brands, Inc., Class C	3,644,572
20,964	Molson Coors Brewing Co., Class B	1,173,984
43,333	Monster Beverage Corp.*	2,765,945
155,151	PepsiCo, Inc.	20,344,951

		50,576,740

Biotechnology (2.2%):
163,619	AbbVie, Inc.	11,898,374
24,818	Alexion Pharmaceuticals, Inc.*	3,250,662
67,506	Amgen, Inc.	12,440,005
21,460	Biogen Idec, Inc.*	5,018,850
78,057	Celgene Corp.*	7,215,589
140,581	Gilead Sciences, Inc.	9,497,652
19,729	Incyte Corp.*	1,676,176
8,681	Regeneron Pharmaceuticals, Inc.*	2,717,153
28,347	Vertex Pharmaceuticals, Inc.*	5,198,273

		58,912,734

Building Products (0.3%):
15,444	A.O. Smith Corp.^	728,339
10,433	Allegion plc	1,153,368
15,346	Fortune Brands Home & Security, Inc.	876,717
88,075	Johnson Controls International plc	3,638,378
32,403	Masco Corp.	1,271,494

		7,668,296

Capital Markets (2.7%):
5,619	Affiliated Managers Group, Inc.	517,735
14,934	Ameriprise Financial, Inc.	2,167,819
97,498	Bank of New York Mellon Corp. (The)	4,304,537
13,169	BlackRock, Inc., Class A+	6,180,212
12,348	CBOE Holdings, Inc.	1,279,623
131,503	Charles Schwab Corp. (The)	5,285,106
39,620	CME Group, Inc.	7,690,638
27,137	E*TRADE Financial Corp.	1,210,310
32,581	Franklin Resources, Inc.^	1,133,819
37,748	Goldman Sachs Group, Inc. (The)	7,723,241
62,657	Intercontinental Exchange, Inc.	5,384,743
44,220	Invesco, Ltd.	904,741
4,170	MarketAxess Holdings, Inc.	1,340,321
18,314	Moody’s Corp.	3,576,907
141,501	Morgan Stanley	6,199,159
9,409	MSCI, Inc., Class A	2,246,775
12,738	NASDAQ OMX Group, Inc. (The)^	1,225,013
23,950	Northern Trust Corp.	2,155,500
14,123	Raymond James Financial, Inc.	1,194,100
27,236	S&P Global, Inc.	6,204,088
41,570	State Street Corp.	2,330,414
26,236	T. Rowe Price Group, Inc.	2,878,352

		73,133,153

Chemicals (2.0%):
24,364	Air Products & Chemicals, Inc.	5,515,279
11,508	Albemarle Corp.^	810,278
14,177	Celanese Corp., Series A	1,528,281
24,350	CF Industries Holdings, Inc.	1,137,389
82,409	Corteva, Inc.	2,436,834
82,836	Dow, Inc.	4,084,643

See accompanying notes to the financial statements.

2

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
82,836	DuPont de Nemours, Inc.	$6,218,498
15,518	Eastman Chemical Co.	1,207,766
28,074	Ecolab, Inc.	5,542,930
14,872	FMC Corp.	1,233,632
11,177	International Flavor & Fragrances, Inc.^	1,621,671
60,072	Linde plc	12,062,457
33,659	LyondellBasell Industries NV, Class A	2,899,050
39,422	Mosaic Co. (The)	986,733
26,000	PPG Industries, Inc.	3,034,460
8,993	Sherwin Williams Co.	4,121,402

		54,441,303

Commercial Services & Supplies (0.4%):
9,329	Cintas Corp.	2,213,678
22,418	Copart, Inc.*	1,675,521
23,935	Republic Services, Inc., Class A	2,073,728
16,464	Rollins, Inc.^	590,564
43,243	Waste Management, Inc.	4,988,946

		11,542,437

Communications Equipment (1.2%):
5,822	Arista Networks, Inc.*	1,511,508
473,782	Cisco Systems, Inc.	25,930,088
6,580	F5 Networks, Inc.*	958,245
38,458	Juniper Networks, Inc.	1,024,137
18,238	Motorola Solutions, Inc.	3,040,822

		32,464,800

Construction & Engineering (0.1%):
12,901	Jacobs Engineering Group, Inc.	1,088,716
15,365	Quanta Services, Inc.	586,789

		1,675,505

Construction Materials (0.1%):
6,887	Martin Marietta Materials, Inc.	1,584,768
14,610	Vulcan Materials Co.	2,006,099

		3,590,867

Consumer Finance (0.7%):
75,788	American Express Co.	9,355,270
51,974	Capital One Financial Corp.	4,716,121
36,124	Discover Financial Services	2,802,861
70,189	Synchrony Financial	2,433,453

		19,307,705

Containers & Packaging (0.4%):
180,183	Amcor plc*	2,070,303
9,310	Avery Dennison Corp.	1,076,981
37,094	Ball Corp.	2,596,209
44,339	International Paper Co.	1,920,765
10,540	Packaging Corp. of America	1,004,673
17,095	Sealed Air Corp.	731,324
28,325	WestRock Co.	1,033,013

		10,433,268

Distributors (0.1%):
16,193	Genuine Parts Co.^	1,677,271
34,301	LKQ Corp.*	912,750

		2,590,021

Diversified Consumer Services (0.0%†):
22,509	H&R Block, Inc.	659,514

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (1.7%):
214,472	Berkshire Hathaway, Inc., Class B*	$45,718,997
28,949	Jefferies Financial Group, Inc.	556,689

		46,275,686

Diversified Telecommunication Services (2.0%):
807,727	AT&T, Inc.	27,066,932
106,396	CenturyLink, Inc.^	1,251,217
457,731	Verizon Communications, Inc.	26,150,172

		54,468,321

Electric Utilities (1.9%):
26,159	Alliant Energy Corp.	1,283,884
54,667	American Electric Power Co., Inc.	4,811,243
80,579	Duke Energy Corp.	7,110,291
35,871	Edison International	2,418,064
20,895	Entergy Corp.	2,150,722
27,016	Evergy, Inc.	1,625,012
35,539	Eversource Energy^	2,692,435
107,463	Exelon Corp.	5,151,776
55,719	FirstEnergy Corp.^	2,385,330
53,007	NextEra Energy, Inc.	10,859,013
12,441	Pinnacle West Capital Corp.	1,170,574
80,079	PPL Corp.	2,483,250
115,197	Southern Co. (The)	6,368,090
57,027	Xcel Energy, Inc.	3,392,536

		53,902,220

Electrical Equipment (0.5%):
25,033	AMETEK, Inc.	2,273,998
46,687	Eaton Corp. plc	3,888,093
67,741	Emerson Electric Co.	4,519,679
13,225	Rockwell Automation, Inc.	2,166,652

		12,848,422

Electronic Equipment, Instruments & Components (0.5%):
33,084	Amphenol Corp., Class A	3,174,079
86,713	Corning, Inc.	2,881,473
15,137	FLIR Systems, Inc.	818,912
3,883	IPG Photonics Corp.*^	598,953
20,692	Keysight Technologies, Inc.*	1,858,349
37,312	TE Connectivity, Ltd.	3,573,742

		12,905,508

Energy Equipment & Services (0.5%):
57,123	Baker Hughes, a GE Co.^	1,406,939
96,862	Halliburton Co.	2,202,642
12,341	Helmerich & Payne, Inc.^	624,701
42,136	National-Oilwell Varco, Inc.	936,683
153,481	Schlumberger, Ltd.	6,099,336
47,537	Technipfmc plc^	1,233,110

		12,503,411

Entertainment (2.0%):
84,780	Activision Blizzard, Inc.	4,001,616
32,913	Electronic Arts, Inc.*	3,332,770
48,391	Netflix, Inc.*	17,774,982
12,480	Take-Two Interactive Software, Inc.*	1,416,854
38,758	Viacom, Inc., Class B	1,157,701
193,211	Walt Disney Co. (The)	26,979,985

		54,663,908

See accompanying notes to the financial statements.

3

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts (2.9%):
12,554	Alexandria Real Estate Equities, Inc.^	$1,771,244
48,922	American Tower Corp.	10,002,102
16,472	Apartment Investment & Management Co.	825,577
15,463	AvalonBay Communities, Inc.	3,141,772
17,026	Boston Properties, Inc.	2,196,354
46,013	Crown Castle International Corp.	5,997,794
23,076	Digital Realty Trust, Inc.^	2,718,122
39,978	Duke Realty Corp.	1,263,705
9,305	Equinix, Inc.	4,692,418
40,970	Equity Residential Property Trust	3,110,442
7,240	Essex Property Trust, Inc.	2,113,573
14,064	Extra Space Storage, Inc.	1,492,190
8,340	Federal Realty Investment Trust	1,073,858
52,444	HCP, Inc.	1,677,159
81,518	Host Hotels & Resorts, Inc.	1,485,258
31,282	Iron Mountain, Inc.^	979,127
46,654	Kimco Realty Corp.^	862,166
11,503	Macerich Co. (The)^	385,235
12,622	Mid-America Apartment Communities, Inc.	1,486,367
69,815	ProLogis, Inc.	5,592,182
16,540	Public Storage, Inc.	3,939,332
34,843	Realty Income Corp.	2,403,122
18,572	Regency Centers Corp.	1,239,495
12,534	SBA Communications Corp.*	2,818,145
34,214	Simon Property Group, Inc.	5,466,029
9,394	SL Green Realty Corp.	754,996
31,188	UDR, Inc.	1,400,029
40,886	Ventas, Inc.	2,794,558
19,229	Vornado Realty Trust	1,232,579
44,818	Welltower, Inc.^	3,654,012
82,114	Weyerhaeuser Co.	2,162,883

		80,731,825

Food & Staples Retailing (1.5%):
48,675	Costco Wholesale Corp.	12,862,856
89,282	Kroger Co. (The)	1,938,312
52,439	Sysco Corp.	3,708,486
86,014	Walgreens Boots Alliance, Inc.	4,702,385
154,818	Wal-Mart Stores, Inc.	17,105,841

		40,317,880

Food Products (1.1%):
61,730	Archer-Daniels-Midland Co.	2,518,584
21,525	Campbell Soup Co.^	862,507
53,886	Conagra Brands, Inc.^	1,429,057
66,273	General Mills, Inc.	3,480,658
15,441	Hershey Co. (The)	2,069,557
30,308	Hormel Foods Corp.^	1,228,686
12,642	JM Smucker Co. (The)	1,456,232
27,481	Kellogg Co.^	1,472,157
68,544	Kraft Heinz Co. (The)	2,127,606
16,000	Lamb Weston Holdings, Inc.	1,013,760
13,513	McCormick & Co.^	2,094,650
159,170	Mondelez International, Inc., Class A	8,579,263
32,542	Tyson Foods, Inc., Class A	2,627,441

		30,960,158

Gas Utilities (0.1%):
12,885	Atmos Energy Corp.	1,360,141

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (3.5%):
195,256	Abbott Laboratories	$16,421,029
4,937	ABIOMED, Inc.*	1,286,039
8,020	Align Technology, Inc.*	2,195,074
52,535	Baxter International, Inc.	4,302,617
29,853	Becton, Dickinson & Co.	7,523,254
153,914	Boston Scientific Corp.*	6,615,224
5,482	Cooper Cos., Inc. (The)	1,846,831
69,729	Danaher Corp.	9,965,668
25,896	Dentsply Sirona, Inc.	1,511,291
23,077	Edwards Lifesciences Corp.*	4,263,245
29,737	Hologic, Inc.*	1,427,971
9,551	IDEXX Laboratories, Inc.*	2,629,677
12,778	Intuitive Surgical, Inc.*	6,702,700
148,386	Medtronic plc	14,451,312
15,766	ResMed, Inc.	1,923,925
34,274	Stryker Corp.	7,046,049
5,098	Teleflex, Inc.	1,688,203
10,067	Varian Medical Systems, Inc.*	1,370,421
22,532	Zimmer Holdings, Inc.	2,652,918

		95,823,448

Health Care Providers & Services (2.7%):
17,337	AmerisourceBergen Corp.	1,478,153
28,466	Anthem, Inc.	8,033,389
33,142	Cardinal Health, Inc.	1,560,988
45,872	Centene Corp.*	2,405,528
41,888	Cigna Corp.	6,599,454
143,781	CVS Health Corp.	7,834,627
13,953	DaVita, Inc.*	784,996
29,433	HCA Healthcare, Inc.	3,978,459
16,770	Henry Schein, Inc.*^	1,172,223
14,942	Humana, Inc.	3,964,113
10,867	Laboratory Corp. of America Holdings*	1,878,904
21,102	McKesson Corp.	2,835,898
14,825	Quest Diagnostics, Inc.	1,509,333
105,182	UnitedHealth Group, Inc.	25,665,459
9,281	Universal Health Services, Inc., Class B	1,210,150
5,542	WellCare Health Plans, Inc.*	1,579,858

		72,491,532

Health Care Technology (0.1%):
36,031	Cerner Corp.	2,641,072

Hotels, Restaurants & Leisure (1.9%):
44,477	Carnival Corp., Class A^	2,070,404
2,700	Chipotle Mexican Grill, Inc.*	1,978,776
13,738	Darden Restaurants, Inc.	1,672,327
32,276	Hilton Worldwide Holdings, Inc.	3,154,656
30,589	Marriott International, Inc., Class A	4,291,331
84,509	McDonald’s Corp.	17,549,140
56,376	MGM Resorts International	1,610,662
23,828	Norwegian Cruise Line Holdings, Ltd.*	1,277,896
18,906	Royal Caribbean Cruises, Ltd.	2,291,596
134,053	Starbucks Corp.	11,237,663
10,770	Wynn Resorts, Ltd.	1,335,372
33,772	Yum! Brands, Inc.	3,737,547

		52,207,370

See accompanying notes to the financial statements.

4

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables (0.3%):
37,782	D.R. Horton, Inc.	$1,629,537
13,441	Garmin, Ltd.	1,072,592
14,855	Leggett & Platt, Inc.^	569,986
31,487	Lennar Corp., Class A	1,525,860
6,736	Mohawk Industries, Inc.*	993,358
42,672	Newell Brands, Inc.^	658,002
28,038	PulteGroup, Inc.	886,562
7,007	Whirlpool Corp.	997,517

		8,333,414

Household Products (1.7%):
27,153	Church & Dwight Co., Inc.	1,983,798
14,107	Clorox Co. (The)	2,159,923
94,970	Colgate-Palmolive Co.	6,806,500
37,962	Kimberly-Clark Corp.	5,059,575
277,616	Procter & Gamble Co. (The)	30,440,595

		46,450,391

Independent Power and Renewable Electricity Producers (0.1%):
73,106	AES Corp. (The)	1,225,257
29,568	NRG Energy, Inc.	1,038,428

		2,263,685

Industrial Conglomerates (1.5%):
63,798	3M Co., Class C	11,058,745
965,200	General Electric Co.	10,134,600
80,545	Honeywell International, Inc.	14,062,352
11,493	Roper Industries, Inc.	4,209,426

		39,465,123

Insurance (2.5%):
82,698	Aflac, Inc.	4,532,677
36,868	Allstate Corp. (The)	3,749,107
96,334	American International Group, Inc.	5,132,676
26,620	Aon plc	5,137,128
20,354	Arthur J. Gallagher & Co.	1,782,807
6,804	Assurant, Inc.	723,810
50,703	Chubb, Ltd.	7,468,044
16,855	Cincinnati Financial Corp.	1,747,358
4,443	Everest Re Group, Ltd.	1,098,221
39,778	Hartford Financial Services Group, Inc. (The)	2,216,430
22,592	Lincoln National Corp.	1,456,054
30,090	Loews Corp.	1,645,020
56,594	Marsh & McLennan Cos., Inc.	5,645,252
105,506	MetLife, Inc.	5,240,483
28,454	Principal Financial Group, Inc.^	1,648,056
64,684	Progressive Corp. (The)	5,170,192
45,078	Prudential Financial, Inc.	4,552,878
11,313	Torchmark Corp.	1,012,061
29,030	Travelers Cos., Inc. (The)	4,340,566
23,655	UnumProvident Corp.	793,625
14,197	Willis Towers Watson plc	2,719,293

		67,811,738

Interactive Media & Services (4.7%):
33,141	Alphabet, Inc., Class A*	35,885,075
33,920	Alphabet, Inc., Class C*	36,664,467
265,908	Facebook, Inc., Class A*	51,320,244
11,289	TripAdvisor, Inc.*^	522,568

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
81,022	Twitter, Inc.*	$2,827,668

		127,220,022

Internet & Direct Marketing Retail (3.8%):
45,772	Amazon.com, Inc.*	86,675,231
4,791	Booking Holdings, Inc.*	8,981,735
90,671	eBay, Inc.	3,581,505
13,096	Expedia, Inc.	1,742,161

		100,980,632

IT Services (5.4%):
70,594	Accenture plc, Class C	13,043,653
18,006	Akamai Technologies, Inc.*	1,443,001
4,945	Alliance Data Systems Corp.	692,943
48,173	Automatic Data Processing, Inc.	7,964,442
12,750	Broadridge Financial Solutions, Inc.^	1,627,920
63,385	Cognizant Technology Solutions Corp., Class A	4,017,975
29,403	DXC Technology Co.	1,621,575
35,842	Fidelity National Information Services, Inc.	4,397,097
43,460	Fiserv, Inc.*^	3,961,814
9,503	FleetCor Technologies, Inc.*^	2,668,918
9,945	Gartner, Inc.*	1,600,548
17,334	Global Payments, Inc.	2,775,693
98,077	International Business Machines Corp.	13,524,818
8,443	Jack Henry & Associates, Inc.^	1,130,687
99,488	MasterCard, Inc., Class A	26,317,560
35,448	Paychex, Inc.	2,917,016
130,039	PayPal Holdings, Inc.*	14,884,264
18,077	Total System Services, Inc.	2,318,737
11,563	VeriSign, Inc.*	2,418,517
192,467	Visa, Inc., Class A	33,402,647
48,686	Western Union Co.	968,365

		143,698,190

Leisure Products (0.0%†):
12,701	Hasbro, Inc.	1,342,242

Life Sciences Tools & Services (1.1%):
35,006	Agilent Technologies, Inc.	2,613,898
16,280	Illumina, Inc.*	5,993,482
17,439	IQVIA Holdings, Inc.*	2,805,935
2,745	Mettler-Toledo International, Inc.*^	2,305,800
12,184	PerkinElmer, Inc.	1,173,807
44,269	Thermo Fisher Scientific, Inc.	13,000,920
7,689	Waters Corp.*^	1,654,980

		29,548,822

Machinery (1.5%):
63,434	Caterpillar, Inc.	8,645,419
16,074	Cummins, Inc.	2,754,119
35,103	Deere & Co.	5,816,917
16,043	Dover Corp.	1,607,509
14,458	Flowserve Corp.	761,792
32,456	Fortive Corp.	2,645,813
33,270	Illinois Tool Works, Inc.	5,017,449
26,608	Ingersoll-Rand plc	3,370,435
38,413	PACCAR, Inc.	2,752,676
14,324	Parker Hannifin Corp.	2,435,223
17,093	Pentair plc	635,860
6,178	Snap-On, Inc.^	1,023,324

See accompanying notes to the financial statements.

5

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
16,806	Stanley Black & Decker, Inc.	$2,430,316
17,906	Wabtec Corp.^	1,284,935
19,706	Xylem, Inc.	1,648,210

		42,829,997

Media (1.4%):
38,953	CBS Corp., Class B	1,943,755
19,039	Charter Communications, Inc., Class A*	7,523,832
501,298	Comcast Corp., Class A	21,194,880
17,669	Discovery Communications, Inc., Class A*^	542,438
40,163	Discovery Communications, Inc., Class C*	1,142,637
25,401	DISH Network Corp., Class A*	975,652
39,180	Fox Corp., Class A	1,435,555
17,834	Fox Corp., Class B	651,476
42,696	Interpublic Group of Cos., Inc. (The)^	964,503
41,629	News Corp., Class A^	561,575
13,127	News Corp., Class B	183,253
24,627	Omnicom Group, Inc.^	2,018,183

		39,137,739

Metals & Mining (0.3%):
159,682	Freeport-McMoRan Copper & Gold, Inc.	1,853,908
90,384	Newmont Mining Corp.	3,477,073
33,552	Nucor Corp.	1,848,715

		7,179,696

Multiline Retail (0.5%):
28,591	Dollar General Corp.	3,864,360
26,340	Dollar Tree, Inc.*	2,828,653
18,279	Kohl’s Corp.^	869,166
34,331	Macy’s, Inc.^	736,743
12,097	Nordstrom, Inc.^	385,410
56,704	Target Corp.	4,911,134

		13,595,466

Multi-Utilities (1.1%):
27,053	Ameren Corp.	2,031,951
55,844	CenterPoint Energy, Inc.	1,598,814
31,227	CMS Energy Corp.	1,808,356
36,203	Consolidated Edison, Inc.	3,174,279
88,804	Dominion Energy, Inc.	6,866,324
20,278	DTE Energy Co.	2,593,151
40,824	NiSource, Inc.^	1,175,731
56,001	Public Service Enterprise Group, Inc.	3,293,979
30,399	Sempra Energy^	4,178,039
34,716	WEC Energy Group, Inc.^	2,894,273

		29,614,897

Oil, Gas & Consumable Fuels (4.5%):
55,573	Anadarko Petroleum Corp.	3,921,231
41,739	Apache Corp.^	1,209,179
47,080	Cabot Oil & Gas Corp.	1,080,957
210,831	Chevron Corp.	26,235,809
11,254	Cimarex Energy Co.	667,700
22,109	Concho Resources, Inc.	2,281,207
125,029	ConocoPhillips Co.	7,626,769
46,114	Devon Energy Corp.	1,315,171
17,212	Diamondback Energy, Inc.	1,875,592
64,235	EOG Resources, Inc.	5,984,133
468,288	Exxon Mobil Corp.	35,884,908

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
28,268	Hess Corp.	$1,796,997
17,260	HollyFrontier Corp.	798,793
215,850	Kinder Morgan, Inc.	4,506,948
90,526	Marathon Oil Corp.	1,286,374
73,337	Marathon Petroleum Corp.	4,098,072
53,422	Noble Energy, Inc.^	1,196,653
82,611	Occidental Petroleum Corp.	4,153,681
45,706	ONEOK, Inc.	3,145,030
46,238	Phillips 66	4,325,103
18,627	Pioneer Natural Resources Co.	2,865,950
46,027	Valero Energy Corp.	3,940,371
133,469	Williams Cos., Inc. (The)	3,742,471

		123,939,099

Personal Products (0.2%):
33,120	Coty, Inc., Class A^	443,808
24,269	Estee Lauder Co., Inc. (The), Class A	4,443,897

		4,887,705

Pharmaceuticals (4.5%):
34,104	Allergan plc	5,710,033
181,038	Bristol-Myers Squibb Co.	8,210,073
95,630	Eli Lilly & Co.	10,594,848
293,856	Johnson & Johnson Co.	40,928,265
284,956	Merck & Co., Inc.	23,893,561
56,835	Mylan NV*	1,082,138
19,530	Nektar Therapeutics*^	694,877
13,705	Perrigo Co. plc	652,632
614,462	Pfizer, Inc.	26,618,494
53,005	Zoetis, Inc.	6,015,537

		124,400,458

Professional Services (0.3%):
13,252	Equifax, Inc.	1,792,200
40,200	IHS Markit, Ltd.*	2,561,544
39,700	Nielsen Holdings plc^	897,220
13,315	Robert Half International, Inc.	759,088
18,110	Verisk Analytics, Inc.	2,652,391

		8,662,443

Real Estate Management & Development (0.1%):
34,419	CBRE Group, Inc., Class A*	1,765,695

Road & Rail (1.0%):
85,400	CSX Corp.	6,607,398
9,612	J.B. Hunt Transport Services, Inc.	878,633
11,158	Kansas City Southern	1,359,268
29,478	Norfolk Southern Corp.	5,875,850
78,342	Union Pacific Corp.	13,248,415

		27,969,564

Semiconductors & Semiconductor Equipment (3.7%):
98,162	Advanced Micro Devices, Inc.*^	2,981,180
40,924	Analog Devices, Inc.	4,619,092
103,606	Applied Materials, Inc.	4,652,945
43,811	Broadcom, Inc.	12,611,434
495,638	Intel Corp.	23,726,190
17,888	KLA-Tencor Corp.	2,114,362
16,594	Lam Research Corp.	3,117,017
29,935	Maxim Integrated Products, Inc.	1,790,712
26,333	Microchip Technology, Inc.^	2,283,071

See accompanying notes to the financial statements.

6

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
122,486	Micron Technology, Inc.*	$4,726,735
67,403	NVIDIA Corp.	11,069,595
13,187	Qorvo, Inc.*	878,386
134,551	QUALCOMM, Inc.	10,235,295
19,109	Skyworks Solutions, Inc.	1,476,552
103,839	Texas Instruments, Inc.	11,916,564
28,103	Xilinx, Inc.	3,313,906

		101,513,036

Software (6.8%):
54,005	Adobe Systems, Inc.*	15,912,573
9,233	ANSYS, Inc.*	1,891,103
24,307	Autodesk, Inc.*	3,959,610
30,903	Cadence Design Systems, Inc.*	2,188,241
13,678	Citrix Systems, Inc.^	1,342,359
15,918	Fortinet, Inc.*	1,222,980
28,692	Intuit, Inc.	7,498,080
848,104	Microsoft Corp.	113,612,013
268,563	Oracle Corp.	15,300,034
19,674	Red Hat, Inc.*	3,693,990
85,946	Salesforce.com, Inc.*	13,040,587
68,420	Symantec Corp.	1,488,819
16,483	Synopsys, Inc.*	2,121,197

		183,271,586

Specialty Retail (2.3%):
7,988	Advance Auto Parts, Inc.	1,231,270
2,715	AutoZone, Inc.*	2,985,061
25,749	Best Buy Co., Inc.	1,795,478
18,662	CarMax, Inc.*^	1,620,421
12,579	Foot Locker, Inc.^	527,312
23,587	Gap, Inc. (The)^	423,858
121,777	Home Depot, Inc. (The)	25,325,963
24,908	L Brands, Inc.^	650,099
86,651	Lowe’s Cos., Inc.	8,743,952
8,628	O’Reilly Automotive, Inc.*	3,186,493
40,845	Ross Stores, Inc.	4,048,556
11,954	Tiffany & Co.^	1,119,373
134,215	TJX Cos., Inc. (The)	7,097,289
13,319	Tractor Supply Co.	1,449,107
6,202	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,151,412

		62,355,644

Technology Hardware, Storage & Peripherals (3.9%):
483,775	Apple, Inc.	95,748,749
148,214	Hewlett Packard Enterprise Co.	2,215,799
166,713	HP, Inc.	3,465,963
27,110	NetApp, Inc.	1,672,687

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
27,883	Seagate Technology plc^	$1,313,847
32,248	Western Digital Corp.^	1,533,392
21,887	Xerox Corp.	775,019

		106,725,456

Textiles, Apparel & Luxury Goods (0.7%):
16,717	Capri Holdings, Ltd.*	579,746
40,220	Hanesbrands, Inc.^	692,588
139,092	Nike, Inc., Class B	11,676,774
8,409	PVH Corp.	795,828
5,882	Ralph Lauren Corp.^	668,136
31,588	Tapestry, Inc.	1,002,287
21,264	Under Armour, Inc., Class A*^	539,042
20,935	Under Armour, Inc., Class C*	464,757
36,044	VF Corp.^	3,148,444

		19,567,602

Tobacco (0.9%):
207,126	Altria Group, Inc.	9,807,416
172,193	Philip Morris International, Inc.	13,522,316

		23,329,732

Trading Companies & Distributors (0.2%):
62,905	Fastenal Co.^	2,050,074
8,774	United Rentals, Inc.*^	1,163,696
4,935	W.W. Grainger, Inc.	1,323,715

		4,537,485

Water Utilities (0.1%):
19,847	American Water Works Co., Inc.	2,302,252

Total Common Stocks (Cost $1,453,006,093)		2,704,463,525

Securities Held as Collateral for Securities on Loan (2.8%):
$76,464,392	BlackRock Liquidity FedFund, Institutional Class(a)	76,464,392

Total Securities Held as Collateral for Securities on Loan (Cost $76,464,392)		76,464,392

Money Markets (0.5%):
12,223,595	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(b)	12,223,595

Total Money Markets (Cost $12,223,595)		12,223,595

Total Investment Securities (Cost $1,541,694,080) — 102.8%(c)		2,793,151,512
Net other assets (liabilities) — (2.8)%		(76,953,840)

Net Assets — 100.0%		$2,716,197,672

Percentages indicated are based on net assets as of June 30, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019, was $74,975,873.
+	Affiliated Securities
†	Represents less than 0.05%
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.
(b)	The rate represents the effective yield at June 30, 2019.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

7

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Futures Contracts

Cash of $567,000 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini September Futures (U.S. Dollar)	9/20/19	89	$13,101,690	$218,919

				$218,919

See accompanying notes to the financial statements.

8

AZL S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,538,856,880
Investments in affiliates, at cost	2,837,200

Investments in non-affiliates, at value(a)	$2,786,971,300
Investments in affiliates, at value	6,180,212
Cash	5,733
Segregated cash for collateral for futures contracts	567,000
Interest and dividends receivable	2,253,295
Receivable for capital shares issued	2,655
Receivable for investments sold	102,000
Receivable for variation margin on futures contracts	68,433
Reclaims receivable	15,778
Prepaid expenses	14,809

Total Assets	2,796,181,215

Liabilities:
Payable for investments purchased	1,346,124
Payable for capital shares redeemed	950,393
Payable for collateral received on loaned securities	76,464,392
Manager fees payable	373,916
Administration fees payable	35,931
Distribution fees payable	535,971
Custodian fees payable	15,519
Administrative and compliance services fees payable	5,897
Transfer agent fees payable	2,574
Trustee fees payable	3,672
Other accrued liabilities	249,154

Total Liabilities	79,983,543

Net Assets	$2,716,197,672

Net Assets Consist of:
Paid in capital	$1,312,352,545
Total distributable earnings	1,403,845,127

Net Assets	$2,716,197,672

Class 1
Net Assets	$68,690,485
Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,939,451
Net Asset Value (offering and redemption price per share)	$17.44

Class 2
Net Assets	$2,647,507,187
Shares of beneficial interest (unlimited number of shares authorized, no par value)	153,239,532
Net Asset Value (offering and redemption price per share)	$17.28

(a)	Includes securities on loan of $74,975,873.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends from non-affiliates	$27,260,940
Dividends from affiliates	90,268
Interest	9,336
Income from securities lending	283,836
Foreign withholding tax	(56)

Total Investment Income	27,644,324

Expenses:
Manager fees	2,247,223
Administration fees	367,859
Distribution fees — Class 2	3,220,867
Custodian fees	41,413
Administrative and compliance services fees	22,948
Transfer agent fees	7,052
Trustee fees	72,004
Professional fees	65,871
Shareholder reports	25,212
Other expenses	323,645

Total expenses	6,394,094

Net Investment Income/(Loss)	21,250,230

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	28,768,889
Net realized gains/(losses) on affiliated securities	67,184
Net realized gains/(losses) on futures contracts	3,582,193
Change in net unrealized appreciation/depreciation on securities	385,515,888
Change in net unrealized appreciation/depreciation on affiliated securities	989,066
Change in net unrealized appreciation/depreciation on futures contracts	164,917

Net realized and Change in net unrealized gains/losses on investments	419,088,137

Change in Net Assets Resulting From Operations	$440,338,367

See accompanying notes to the financial statements.

9

AZL S&P 500 Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$21,250,230	$41,761,267
Net realized gains/(losses) on investments	32,418,266	82,741,138
Change in unrealized appreciation/depreciation on investments	386,669,871	(234,835,380)

Change in net assets resulting from operations	440,338,367	(110,332,975)

Distributions to Shareholders:
Class 1	—	(3,603,867)
Class 2	—	(128,336,323)

Change in net assets resulting from distributions to shareholders	—	(131,940,190)

Capital Transactions:
Class 1
Proceeds from shares issued	563,397	21,167
Proceeds from dividends reinvested	—	3,603,867
Value of shares redeemed	(5,737,978)	(10,821,638)

Total Class 1 Shares	(5,174,581)	(7,196,604)

Class 2
Proceeds from shares issued	23,462,985	34,574,035
Proceeds from dividends reinvested	—	128,336,323
Value of shares redeemed	(175,575,118)	(344,688,784)

Total Class 2 Shares	(152,112,133)	(181,778,426)

Change in net assets resulting from capital transactions	(157,286,714)	(188,975,030)

Change in net assets	283,051,653	(431,248,195)
Net Assets:
Beginning of period	2,433,146,019	2,864,394,214

End of period	$2,716,197,672	$2,433,146,019

Share Transactions:
Class 1
Shares issued	33,237	1,308
Dividends reinvested	—	221,232
Shares redeemed	(345,197)	(651,499)

Total Class 1 Shares	(311,960)	(428,959)

Class 2
Shares issued	1,487,184	2,171,613
Dividends reinvested	—	7,936,693
Shares redeemed	(10,529,199)	(20,741,869)

Total Class 2 Shares	(9,042,015)	(10,633,563)

Change in shares	(9,353,975)	(11,062,522)

See accompanying notes to the financial statements.

10

AZL S&P 500 Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$14.72		$16.25	$14.15	$14.31	$14.50	$12.96

Investment Activities:
Net Investment Income/(Loss)	0.15	(a)	0.29 (a)	0.28	0.28	0.27	0.24
Net Realized and Unrealized Gains/(Losses) on Investments	2.57		(0.96)	2.71	1.30	(0.12)	1.49

Total from Investment Activities	2.72		(0.67)	2.99	1.58	0.15	1.73

Distributions to Shareholders From:
Net Investment Income	—		(0.31)	(0.17)	(0.31)	(0.34)	(0.19)
Net Realized Gains	—		(0.55)	(0.72)	(1.43)	—	—

Total Dividends	—		(0.86)	(0.89)	(1.74)	(0.34)	(0.19)

Net Asset Value, End of Period	$17.44		$14.72	$16.25	$14.15	$14.31	$14.50

Total Return(b)	18.48	%(c)	(4.63)%	21.60%	11.79%	1.16%	13.41%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$68,690		$62,599	$76,049	$72,604	$20,022	$21,304
Net Investment Income/(Loss)(d)	1.85%		1.74%	1.83%	1.98%	1.86%	1.76%
Expenses Before Reductions(d)(e)	0.24%		0.23%	0.23%	0.24%	0.24%	0.24%
Expenses Net of Reductions(d)	0.24%		0.23%	0.23%	0.24%	0.24%	0.24%
Portfolio Turnover Rate(f)	1%		4%	2%	23%	8%	3%

Class 2

Net Asset Value, Beginning of Period	$14.61		$16.13	$14.06	$14.23	$14.40	$12.88

Investment Activities:
Net Investment Income/(Loss)	0.13	(a)	0.25 (a)	0.24	0.24	0.23	0.20
Net Realized and Unrealized Gains/(Losses) on Investments	2.54		(0.95)	2.70	1.29	(0.11)	1.48

Total from Investment Activities	2.67		(0.70)	2.94	1.53	0.12	1.68

Distributions to Shareholders From:
Net Investment Income	—		(0.27)	(0.15)	(0.27)	(0.29)	(0.16)
Net Realized Gains	—		(0.55)	(0.72)	(1.43)	—	—

Total Dividends	—		(0.82)	(0.87)	(1.70)	(0.29)	(0.16)

Net Asset Value, End of Period	$17.28		$14.61	$16.13	$14.06	$14.23	$14.40

Total Return(b)	18.28	%(c)	(4.84)%	21.36%	11.45%	0.95%	13.12%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,647,508		$2,370,547	$2,788,345	$2,562,218	$1,223,566	$1,743,919
Net Investment Income/(Loss)(d)	1.60%		1.49%	1.58%	1.75%	1.58%	1.51%
Expenses Before Reductions(d)(e)	0.49%		0.48%	0.48%	0.49%	0.49%	0.49%
Expenses Net of Reductions(d)	0.49%		0.48%	0.48%	0.49%	0.49%	0.49%
Portfolio Turnover Rate(f)	1%		4%	2%	23%	8%	3%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

See accompanying notes to the financial statements.

11

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

12

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $27,866 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $74,975,873 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $22.3 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$218,919	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

13

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized
Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$3,582,193	$164,917

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL S&P 500 Index Fund Class 1	0.17%	0.46%
AZL S&P 500 Index Fund Class 2	0.17%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

At June 30, 2019, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 6/30/2019	Shares as of 6/30/2019	Dividend Income

BlackRock Inc., Class A	$5,481,410	$45,957	$(403,405)	$67,184	$989,066	$6,180,212	13,169	$90,268

	$5,481,410	$45,957	$(403,405)	$67,184	$989,066	$6,180,212	13,169	$90,268

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

14

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $11,625 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.
4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other ^	Total

Common Stocks+	$2,702,393,222	$2,070,303	$—	$2,704,463,525
Securities Held as Collateral for Securities on Loan	—	—	76,464,392	76,464,392
Money Markets	12,223,595	—	—	12,223,595

Total Investment Securities	2,714,616,817	2,070,303	76,464,392	2,793,151,512

Other Financial Instruments:*
Futures Contracts	218,919	—	—	218,919

Total Investments	$2,714,835,736	$2,070,303	$76,464,392	$2,793,370,431

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL S&P 500 Index Fund	$14,155,829	$150,863,409

15

AZL S&P 500 Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $1,565,171,736. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,272,737,551
Unrealized (depreciation)	(44,757,775)

Net unrealized appreciation/(depreciation)	$1,227,979,776

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL S&P 500 Index Fund	$46,594,080	$85,346,110	$131,940,190

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL S&P 500 Index Fund	$41,286,028	$80,967,443	$—	$841,253,289	$963,506,760

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 30% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

16

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® Small Cap Stock Index Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 18

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,135.00	$1.80	0.34%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,134.80	$3.12	0.59%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL Small Cap Stock Index Fund, Class 1	$1,000.00	$1,023.11	$1.71	0.34%

AZL Small Cap Stock Index Fund, Class 2	$1,000.00	$1,021.87	$2.96	0.59%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Industrials	18.8%

Financials	17.8

Information Technology	14.4

Consumer Discretionary	13.5

Health Care	11.6

Real Estate	6.9

Materials	4.3

Energy	3.6

Consumer Staples	3.4

Utilities	2.2

Communication Services	1.9

Total Common Stocks	98.4

Rights	— †

Securities Held as Collateral for Securities on Loan	20.0

Money Markets	1.3

Total Investment Securities	119.7

Net other assets (liabilities)	(19.7)

Net Assets	100.0%

†	Represents less than 0.05%

1

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (2.1%):
35,999	AAR Corp.	$1,324,403
79,954	Aerojet Rocketdyne Holdings, Inc.*^	3,579,541
23,519	AeroVironment, Inc.*^	1,335,174
31,658	Cubic Corp.^	2,041,308
61,144	Mercury Computer Systems, Inc.*	4,301,481
35,881	Moog, Inc., Class A^	3,358,820
5,639	National Presto Industries, Inc.^	526,062
54,928	Triumph Group, Inc.^	1,257,851

		17,724,640

Air Freight & Logistics (0.6%):
28,604	Atlas Air Worldwide Holdings, Inc.*^	1,276,883
31,032	Echo Global Logistics, Inc.*^	647,638
31,796	Forward Air Corp.	1,880,733
37,500	Hub Group, Inc., Class A*	1,574,250

		5,379,504

Airlines (0.8%):
14,206	Allegiant Travel Co.	2,038,561
53,009	Hawaiian Holdings, Inc.^	1,454,037
56,576	SkyWest, Inc.	3,432,466

		6,925,064

Auto Components (2.1%):
124,621	American Axle & Manufacturing Holdings, Inc.*^	1,590,164
55,271	Cooper Tire & Rubber Co.^	1,743,800
18,052	Cooper-Standard Holding, Inc.*^	827,143
31,999	Dorman Products, Inc.*^	2,788,392
42,158	Fox Factory Holding Corp.*^	3,478,456
82,563	Garrett Motion, Inc.*^	1,267,342
37,002	Gentherm, Inc.*	1,547,794
27,598	LCI Industries^	2,483,820
21,253	Motorcar Parts of America, Inc.*^	455,027
22,112	Standard Motor Products, Inc.	1,002,558
26,941	Superior Industries International, Inc.^	93,216

		17,277,712

Automobiles (0.1%):
32,002	Winnebago Industries, Inc.^	1,236,877

Banks (8.8%):
44,151	Ameris Bancorp^	1,730,278
47,546	Banc of California, Inc.	664,218
34,579	Banner Corp.^	1,872,453
50,308	Berkshire Hills Bancorp, Inc.	1,579,168
93,402	Boston Private Financial Holdings, Inc.	1,127,362
87,989	Brookline Bancorp, Inc.	1,353,271
31,815	Central Pacific Financial Corp.	953,177
18,300	City Holding Co.^	1,395,558
82,027	Columbia Banking System, Inc.	2,967,737
57,457	Community Bank System, Inc.^	3,782,968
31,815	Customers Bancorp, Inc.*	668,115
112,740	CVB Financial Corp.	2,370,922
35,085	Eagle Bancorp, Inc.	1,899,151
24,702	Fidelity Southern Corp.	765,021
240,360	First Bancorp	2,653,574
108,812	First Commonwealth Financial Corp.	1,465,698
109,258	First Financial Bancorp^	2,646,229
121,483	First Midwest Bancorp, Inc.^	2,486,757
13,666	Franklin Financial Network, Inc.^	380,735

Shares		Fair Value
Common Stocks, continued
Banks, continued
93,537	Glacier Bancorp, Inc.^	$3,792,924
62,964	Great Western Bancorp, Inc.^	2,249,074
34,435	Hanmi Financial Corp.	766,867
36,707	Heritage Financial Corp.^	1,084,325
133,025	Hope BanCorp, Inc.^	1,833,085
37,921	Independent Bank Corp.	2,887,684
49,905	LegacyTexas Financial Group, Inc.	2,031,633
28,806	National Bank Holdings Corp.	1,045,658
48,707	NBT Bancorp, Inc.^	1,827,000
48,475	OFG Bancorp	1,152,251
165,621	Old National Bancorp^	2,747,652
23,606	Opus Bank	498,323
49,798	Pacific Premier Bancorp, Inc.^	1,537,762
15,552	Preferred Bank Los Angeles^	734,832
38,047	S & T Bancorp, Inc.^	1,426,002
56,624	Seacoast Banking Corp.*^	1,440,515
50,854	ServisFirst Bancshares, Inc.^	1,742,258
105,709	Simmons First National Corp., Class A^	2,458,791
35,145	Southside Bancshares, Inc.^	1,137,995
13,726	Tompkins Financial Corp.^	1,120,042
27,408	Triumph BanCorp, Inc.*^	796,202
85,080	United Community Banks, Inc.	2,429,885
50,368	Veritex Holdings, Inc.	1,307,050
29,891	Westamerica Bancorp^	1,841,585

		72,651,787

Beverages (0.3%):
5,127	Coca-Cola Bottling Co. Consolidated	1,534,255
14,166	MGP Ingredients, Inc.^	939,347

		2,473,602

Biotechnology (2.5%):
43,578	Acorda Therapeutics, Inc.*^	334,243
36,500	AMAG Pharmaceuticals, Inc.*	364,635
104,542	Arrowhead Pharmaceuticals, Inc.*^	2,770,363
63,791	Cytokinetics, Inc.*^	717,649
11,250	Eagle Pharmaceuticals, Inc.*	626,400
49,853	Emergent Biosolutions, Inc.*	2,408,398
17,608	Enanta Pharmaceuticals, Inc.*^	1,485,763
108,748	Momenta Pharmaceuticals, Inc.*	1,353,913
81,119	Myriad Genetics, Inc.*^	2,253,486
95,229	Progenics Pharmaceuticals, Inc.*^	587,563
33,856	Regenxbio, Inc.*	1,739,183
46,453	Repligen Corp.*^	3,992,635
117,717	Spectrum Pharmaceuticals, Inc.*	1,013,543
58,313	Vanda Pharmaceuticals, Inc.*	821,630

		20,469,404

Building Products (1.9%):
44,939	AAON, Inc.^	2,255,039
16,553	American Woodmark Corp.*	1,400,715
29,371	Apogee Enterprises, Inc.	1,275,876
35,512	Gibraltar Industries, Inc.*^	1,433,264
38,632	Griffon Corp.^	653,653
20,492	Insteel Industries, Inc.^	426,643
25,002	Patrick Industries, Inc.*^	1,229,848
64,486	PGT, Inc.*	1,078,206
36,236	Quanex Building Products Corp.^	684,498
44,428	Simpson Manufacturing Co., Inc.^	2,952,686

See accompanying notes to the financial statements.

2

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
67,849	Universal Forest Products, Inc.	$2,582,333

		15,972,761

Capital Markets (0.9%):
53,420	Blucora, Inc.*	1,622,365
37,800	Donnelley Financial Solutions, Inc.*^	504,252
19,539	Greenhill & Co., Inc.^	265,535
17,962	INTL FCStone, Inc.*^	711,116
15,717	Piper Jaffray Cos., Inc.^	1,167,302
7,687	Virtus Investment Partners, Inc.	825,584
82,954	Waddell & Reed Financial, Inc., Class A^	1,382,843
129,324	WisdomTree Investments, Inc.^	797,929

		7,276,926

Chemicals (2.6%):
31,303	AdvanSix, Inc.*	764,732
29,523	American Vanguard Corp.	454,949
35,730	Balchem Corp.	3,571,928
90,477	Ferro Corp.*^	1,429,537
28,343	Futurefuel Corp.	331,330
56,190	H.B. Fuller Co.^	2,607,216
10,497	Hawkins, Inc.	455,675
21,661	Innophos Holdings, Inc.	630,552
27,077	Innospec, Inc.	2,470,505
22,960	Koppers Holdings, Inc.*	674,106
35,633	Kraton Performance Polymers, Inc.*^	1,107,117
160,599	Livent Corp.*	1,111,345
21,268	LSB Industries, Inc.*^	82,945
14,740	Quaker Chemical Corp.^	2,990,451
54,736	Rayonier Advanced Materials, Inc.^	355,237
22,463	Stepan Co.	2,064,574
27,950	Tredegar Corp.^	464,529

		21,566,728

Commercial Services & Supplies (2.7%):
73,319	ABM Industries, Inc.^	2,932,760
54,470	Brady Corp., Class A^	2,686,460
66,391	Interface, Inc.	1,017,774
38,183	LSC Communications, Inc.^	140,132
34,964	Matthews International Corp., Class A^	1,218,495
49,429	Mobile Mini, Inc.	1,504,124
15,448	Multi-Color Corp.	771,937
199,014	Pitney Bowes, Inc.^	851,780
77,790	RR Donnelley & Sons Co.^	153,246
33,646	Team, Inc.*^	515,457
60,630	Tetra Tech, Inc.	4,762,487
16,958	UniFirst Corp.	3,197,770
24,305	US Ecology, Inc.	1,447,120
22,372	Viad Corp.	1,481,921

		22,681,463

Communications Equipment (1.3%):
52,421	ADTRAN, Inc.	799,420
21,220	Applied Optoelectronics, Inc.*^	218,142
37,781	CalAmp Corp.*	441,282
26,820	Comtech Telecommunications Corp.^	753,910
30,714	Digi International, Inc.*	389,454
130,388	Extreme Networks, Inc.*	843,610
130,202	Finisar Corp.*	2,977,720
97,183	Harmonic, Inc.*^	539,366

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
35,098	NETGEAR, Inc.*^	$887,628
252,600	Viavi Solutions, Inc.*	3,357,054

		11,207,586

Construction & Engineering (0.6%):
34,340	Aegion Corp.*^	631,856
53,436	Arcosa, Inc.	2,010,797
40,797	Comfort Systems USA, Inc.	2,080,238
18,253	MYR Group, Inc.*	681,750

		5,404,641

Construction Materials (0.1%):
17,336	U.S. Concrete, Inc.*^	861,426

Consumer Finance (1.2%):
28,596	Encore Capital Group, Inc.*^	968,547
37,279	Enova International, Inc.*	859,281
57,988	EZCORP, Inc., Class A*^	549,146
47,668	Firstcash, Inc.	4,767,753
49,954	PRA Group, Inc.*^	1,405,706
7,001	World Acceptance Corp.*	1,148,934

		9,699,367

Containers & Packaging (0.1%):
38,913	Myers Industries, Inc.	749,854

Distributors (0.2%):
50,682	Core Markt Holdngs Co., Inc.^	2,013,089

Diversified Consumer Services (0.8%):
18,370	American Public Education, Inc.*	543,385
77,825	Career Education Corp.*^	1,484,123
32,617	Regis Corp.*	541,442
24,233	Strategic Education, Inc.	4,313,474

		6,882,424

Diversified Telecommunication Services (1.2%):
12,097	ATN International, Inc.	698,360
57,097	Cincinnati Bell, Inc.*^	282,630
46,028	Cogent Communications Group, Inc.	2,732,222
78,924	Consolidated Communications Holdings, Inc.^	389,095
119,852	Frontier Communications Corp.*^	209,741
106,127	Iridium Communications, Inc.*	2,468,514
246,003	Vonage Holdings Corp.*	2,787,214

		9,567,776

Electric Utilities (0.4%):
44,897	El Paso Electric Co.	2,936,264

Electrical Equipment (0.4%):
28,828	AZZ, Inc.	1,326,665
23,087	Encore Wire Corp.	1,352,436
9,915	Powell Industries, Inc.	376,770
18,177	Vicor Corp.*	564,396

		3,620,267

Electronic Equipment, Instruments & Components (4.4%):
32,116	Anixter International, Inc.*	1,917,646
82,334	Arlo Technologies, Inc.*	330,159
32,186	Badger Meter, Inc.^	1,921,182
11,269	Bel Fuse, Inc., Class B	193,489
42,537	Benchmark Electronics, Inc.^	1,068,529
29,526	Control4 Corp.*	701,243
36,113	CTS Corp.	995,997

See accompanying notes to the financial statements.

3

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
43,644	Daktronics, Inc.^	$269,283
15,010	ePlus, Inc.*	1,034,789
40,645	Fabrinet*	2,018,837
19,181	FARO Technologies, Inc.*^	1,008,537
65,891	II-VI, Inc.*^	2,408,975
39,422	Insight Enterprises, Inc.*^	2,294,360
36,940	Itron, Inc.*	2,311,336
63,965	KEMET Corp.	1,203,182
100,906	Knowles Corp.*^	1,847,589
3,938	Mesa Labs, Inc.	962,211
40,710	Methode Electronics, Inc., Class A^	1,163,085
19,820	MTS Systems Corp.	1,160,065
18,607	OSI Systems, Inc.*^	2,095,706
21,555	Park Electrochemical Corp.	359,753
33,220	Plexus Corp.*^	1,939,051
20,484	Rogers Corp.*^	3,535,129
76,242	Sanmina Corp.*^	2,308,608
28,401	ScanSource, Inc.*	924,737
103,307	TTM Technologies, Inc.*	1,053,731

		37,027,209

Energy Equipment & Services (2.0%):
143,766	Archrock, Inc.^	1,523,920
67,459	C&J Energy Services, Inc.*	794,667
71,871	Diamond Offshore Drilling, Inc.*^	637,496
40,098	Dril-Quip, Inc.*^	1,924,703
22,978	Era Group, Inc.*	191,637
34,367	Exterran Corp.*	488,699
14,748	Geospace Technologies Corp.*	222,842
14,593	Gulf Island Fabrication, Inc.*^	103,610
154,311	Helix Energy Solutions Group, Inc.*^	1,331,704
25,568	KLX Energy Services Holdings, Inc.*	522,354
29,672	Matrix Service Co.*	601,155
363,829	Nabors Industries, Ltd.^	1,055,104
101,283	Newpark Resources, Inc.*^	751,520
279,178	Noble Corp. plc*^	522,063
66,836	Oil States International, Inc.*^	1,223,099
82,240	Propetro Holding Corp.*^	1,702,368
19,375	SEACOR Holdings, Inc.*^	920,506
174,707	Superior Energy Services, Inc.*^	227,119
137,298	TETRA Technologies, Inc.*	223,796
81,667	U.S. Silica Holdings, Inc.^	1,044,521
60,520	Unit Corp.*^	538,023

		16,550,906

Entertainment (0.1%):
24,127	Marcus Corp.^	795,226

Equity Real Estate Investment Trusts (6.4%):
91,378	Acadia Realty Trust^	2,501,016
42,501	Agree Realty Corp.^	2,722,190
52,015	American Assets Trust, Inc.	2,450,947
57,961	Armada Hoffler Properties, Inc.	959,255
105,861	CareTrust REIT, Inc.	2,517,375
185,044	CBL & Associates Properties, Inc.^	192,446
93,794	Cedar Shopping Centers, Inc.	248,554
51,437	Chatham Lodging Trust^	970,616
67,096	Chesapeake Lodging Trust	1,906,868
19,897	Community Healthcare Trust, Inc.	784,141

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
222,351	DiamondRock Hospitality Co.^	$2,299,109
74,991	Easterly Government Properties, Inc.^	1,358,087
75,637	Four Corners Property Trust, Inc.	2,067,159
118,522	Franklin Street Properties Corp.	874,692
37,675	Getty Realty Corp.	1,158,883
92,607	Global Net Lease, Inc.^	1,816,949
39,733	Hersha Hospitality Trust^	657,184
99,732	Independence Realty Trust, Inc.	1,153,899
10,842	Innovative Industrial Properties, Inc.^	1,339,638
71,506	iStar, Inc.^	888,105
92,608	Kite Realty Group Trust	1,401,159
231,297	Lexington Realty Trust	2,176,505
43,955	LTC Properties, Inc.^	2,006,985
62,843	National Storage Affiliates	1,818,676
55,601	Northstar Realty Europe Corp.	913,524
53,021	Office Properties Income Trust^	1,392,862
65,625	Pennsylvania Real Estate Investment Trust^	426,563
126,099	Retail Opportunity Investments Corp.^	2,160,076
88,762	RPT Realty^	1,074,908
12,859	Saul Centers, Inc.	721,776
115,952	Summit Hotel Properties, Inc.^	1,329,969
13,995	Universal Health Realty Income Trust^	1,188,595
33,092	Urstadt Biddle Properties, Inc., Class A	694,932
205,565	Washington Prime Group, Inc.^	785,258
88,340	Washington Real Estate^	2,361,328
44,040	Whitestone REIT	558,868
124,394	Xenia Hotels & Resorts, Inc.^	2,593,615

		52,472,712

Food & Staples Retailing (0.3%):
40,022	SpartanNash Co.	467,057
29,343	The Andersons, Inc.	799,303
25,558	The Chefs’ Warehouse, Inc.*^	896,319
58,599	United Natural Foods, Inc.*^	525,633

		2,688,312

Food Products (1.4%):
72,101	B&G Foods, Inc.^	1,499,701
17,292	Calavo Growers, Inc.^	1,672,828
33,387	Cal-Maine Foods, Inc.^	1,392,906
181,775	Darling International, Inc.*	3,615,504
103,903	Dean Foods Co.^	95,986
16,618	J & J Snack Foods Corp.^	2,674,667
9,662	John B Sanfilippo And Son, Inc.^	769,965
7,330	Seneca Foods Corp., Class A*^	203,994

		11,925,551

Gas Utilities (0.7%):
33,611	Northwest Natural Holding Co.^	2,335,965
102,038	South Jersey Industries, Inc.	3,441,741

		5,777,706

Health Care Equipment & Supplies (3.1%):
40,982	AngioDynamics, Inc.*	806,936
15,834	Anika Therapeutics, Inc.*^	643,177
38,439	Cardiovascular Systems, Inc.*^	1,650,186
28,766	CONMED Corp.^	2,461,507
37,644	CryoLife, Inc.*	1,126,685
15,122	Cutera, Inc.*	314,235
7,730	Heska Corp.*^	658,364

See accompanying notes to the financial statements.

4

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
33,167	Integer Holdings Corp.*	$2,783,375
38,214	Invacare Corp.^	198,331
42,708	Lantheus Holdings, Inc.*	1,208,636
17,565	LeMaitre Vascular, Inc.^	491,469
47,229	Meridian Bioscience, Inc.^	561,081
60,804	Merit Medical Systems, Inc.*^	3,621,485
37,603	Natus Medical, Inc.*^	966,021
57,583	Neogen Corp.*^	3,576,480
68,792	OraSure Technologies, Inc.*	638,390
21,196	Orthofix Medical, Inc.*	1,120,844
14,943	Surmodics, Inc.*	645,089
18,829	Tactile Systems Technology, Inc.*^	1,071,747
42,174	Varex Imaging Corp.*	1,292,633

		25,836,671

Health Care Providers & Services (2.6%):
11,193	Addus HomeCare Corp.*^	838,915
51,475	AMN Healthcare Services, Inc.*^	2,792,519
37,425	BioTelemetry, Inc.*^	1,802,014
130,204	Community Health Systems, Inc.*^	347,645
10,019	CorVel Corp.*	871,753
40,344	Cross Country Healthcare, Inc.*^	378,427
64,021	Diplomat Pharmacy, Inc.*^	389,888
55,032	Ensign Group, Inc. (The)	3,132,421
32,332	LHC Group, Inc.*^	3,866,260
26,478	Magellan Health Services, Inc.*^	1,965,462
70,457	Owens & Minor, Inc.^	225,462
12,308	Providence Service Corp.*	705,741
119,225	Select Medical Holdings Corp.*	1,892,101
53,150	Tivity Health, Inc.*^	873,786
14,162	U.S. Physical Therapy, Inc.^	1,735,836

		21,818,230

Health Care Technology (1.2%):
13,629	Computer Programs & Systems, Inc.^	378,750
28,229	HealthStream, Inc.*^	730,002
96,130	HMS Holdings Corp.*^	3,113,651
53,011	NextGen Healthcare, Inc.*	1,054,919
45,595	Omnicell, Inc.*^	3,922,537
20,150	Tabula Rasa Healthcare, Inc.*^	1,006,090

		10,205,949

Hotels, Restaurants & Leisure (1.7%):
22,872	BJ’s Restaurants, Inc.^	1,004,996
101,293	Bloomin’ Brands, Inc.	1,915,451
18,767	Chuy’s Holdings, Inc.*^	430,140
40,194	Dave & Buster’s Entertainment, Inc.^	1,626,651
19,375	DineEquity, Inc.^	1,849,731
24,433	El Pollo Loco Holdings, Inc.*^	260,456
25,575	Fiesta Restaurant Group, Inc.*	336,056
13,250	Monarch Casino & Resort, Inc.*	566,305
14,460	Red Robin Gourmet Burgers*	442,042
31,100	Ruth’s Hospitality Group, Inc.	706,281
28,851	Shake Shack, Inc., Class A*^	2,083,042
32,496	Wingstop, Inc.^	3,078,995

		14,300,146

Household Durables (2.3%):
9,408	Cavco Industries, Inc.*	1,482,136
30,237	Century Communities, Inc.*^	803,699

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
27,575	Ethan Allen Interiors, Inc.^	$580,730
23,094	Installed Building Products, Inc.*	1,367,627
31,026	iRobot Corp.*^	2,843,223
51,473	La-Z-Boy, Inc.	1,578,162
20,864	LGI Homes, Inc.*^	1,490,316
54,287	M.D.C. Holdings, Inc.^	1,779,528
30,482	M/I Homes, Inc.*	869,956
39,767	Meritage Corp.*^	2,041,638
38,030	TopBuild Corp.*	3,147,363
15,224	Universal Electronics, Inc.*^	624,488
36,732	William Lyon Homes, Class A*^	669,624

		19,278,490

Household Products (0.5%):
10,820	Central Garden & Pet Co.*^	291,599
46,441	Central Garden & Pet Co., Class A*	1,144,306
15,233	WD-40 Co.^	2,422,657

		3,858,562

Industrial Conglomerates (0.2%):
39,998	Raven Industries, Inc.	1,435,128

Insurance (3.5%):
50,570	AMBAC Financial Group, Inc.*	852,105
100,404	American Equity Investment Life Holding Co.	2,726,973
21,311	Amerisafe, Inc.	1,359,002
21,024	eHealth, Inc.*^	1,810,166
35,446	Employers Holdings, Inc.^	1,498,302
7,421	HCI Group, Inc.^	300,328
45,638	Horace Mann Educators Corp.	1,838,755
33,606	James River Group Holdings	1,576,121
59,355	ProAssurance Corp.	2,143,309
43,346	RLI Corp.^	3,715,186
16,170	Safety Insurance Group, Inc.	1,538,252
65,939	Selective Insurance Group, Inc.	4,938,173
26,209	Stewart Information Services Corp.	1,061,202
82,908	Third Point Reinsurance, Ltd.*	855,611
23,507	United Fire Group, Inc.	1,139,149
23,870	United Insurance Holdings Co.^	340,386
35,109	Universal Insurance Holdings, Inc.^	979,541

		28,672,561

Interactive Media & Services (0.1%):
29,804	Care.com, Inc.*^	327,248
43,205	QuinStreet, Inc.*^	684,799

		1,012,047

Internet & Direct Marketing Retail (0.5%):
30,173	Liquidity Services, Inc.*	183,754
22,098	PetMed Express, Inc.^	346,276
38,004	Shutterfly, Inc.*^	1,921,101
20,469	Shutterstock, Inc.^	802,180
17,951	Stamps.com, Inc.*^	812,642

		4,065,953

IT Services (1.9%):
41,292	Cardtronics plc*^	1,128,097
36,708	CSG Systems International, Inc.^	1,792,452
66,241	Evertec, Inc.	2,166,081
37,931	Exlservice Holdings, Inc.*	2,508,378
29,538	ManTech International Corp., Class A	1,945,077

See accompanying notes to the financial statements.

5

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
73,484	NIC, Inc.^	$1,178,683
36,425	Perficient, Inc.*^	1,250,106
43,577	Sykes Enterprises, Inc.*^	1,196,624
15,259	TTEC Holdings, Inc.	710,917
56,865	Unisys Corp.*^	552,728
30,736	Virtusa Corp.*^	1,365,600

		15,794,743

Leisure Products (0.4%):
97,521	Callaway Golf Co.^	1,673,460
33,896	Nautilus Group, Inc.*^	74,910
19,368	Sturm, Ruger & Co., Inc.^	1,055,169
63,857	Vista Outdoor, Inc.*	567,050

		3,370,589

Life Sciences Tools & Services (0.8%):
37,206	Cambrex Corp.*^	1,741,613
46,282	Luminex Corp.^	955,260
28,765	Medpace Holdings, Inc.*^	1,881,806
112,972	Neogenomics, Inc.*^	2,478,606

		7,057,285

Machinery (6.0%):
67,820	Actuant Corp., Class A^	1,682,614
10,620	Alamo Group, Inc.	1,061,257
33,653	Albany International Corp., Class A	2,790,170
24,846	Astec Industries, Inc.^	808,986
52,229	Barnes Group, Inc.	2,942,582
46,018	Briggs & Stratton Corp.^	471,224
39,501	Chart Industries, Inc.*^	3,036,837
22,091	CIRCOR International, Inc.*^	1,016,186
15,632	DMC Global, Inc.^	990,287
22,900	EnPro Industries, Inc.	1,461,936
28,727	ESCO Technologies, Inc.	2,373,425
66,631	Federal Signal Corp.	1,782,379
42,576	Franklin Electric Co., Inc.	2,022,360
35,923	Greenbrier Cos, Inc.^	1,092,059
88,788	Harsco Corp.*	2,436,343
69,184	Hillenbrand, Inc.	2,737,611
34,948	John Bean Technologies Corp.^	4,233,250
11,837	Lindsay Corp.^	973,120
19,373	Lydall, Inc.*	391,335
62,561	Mueller Industries, Inc.	1,831,160
29,653	Proto Labs, Inc.*^	3,440,341
48,608	SPX Corp.*	1,605,036
46,971	SPX FLOW, Inc.*	1,966,206
13,935	Standex International Corp.^	1,019,206
20,033	Tennant Co.^	1,226,020
55,998	Titan International, Inc.^	273,830
61,339	Wabash National Corp.	997,986
30,660	Watts Water Technologies, Inc., Class A^	2,856,899

		49,520,645

Marine (0.2%):
47,225	Matson, Inc.	1,834,691

Media (0.5%):
62,053	E.W. Scripps Co. (The), Class A	948,790
127,452	Gannett Co., Inc.^	1,040,008
60,683	New Media Investment Group, Inc.	572,848

Shares		Fair Value
Common Stocks, continued
Media, continued
30,982	Scholastic Corp.^	$1,029,842
23,929	TechTarget, Inc.*^	508,491

		4,099,979

Metals & Mining (0.8%):
352,105	AK Steel Holding Corp.*^	834,489
54,791	Century Aluminum Co.*^	378,606
13,969	Haynes International, Inc.	444,354
17,795	Kaiser Aluminum Corp.	1,736,969
22,486	Materion Corp.	1,524,776
9,334	Olympic Steel, Inc.^	127,409
99,270	SunCoke Energy, Inc.*	881,518
42,676	TimkenSteel Corp.*^	346,956

		6,275,077

Mortgage Real Estate Investment Trusts (1.6%):
151,910	Apollo Commercial Real Estate Finance, Inc.	2,793,625
57,828	Armour Residential REIT, Inc.^	1,077,914
94,682	Capstead Mortgage Corp.^	790,595
59,065	Granite Point Mortgage Trust, Inc.	1,133,457
142,389	Invesco Mortgage Capital, Inc.	2,295,311
230,206	New York Mortgage Trust, Inc.^	1,427,277
84,233	PennyMac Mortgage Investment Trust^	1,838,806
107,058	Redwood Trust, Inc.	1,769,669

		13,126,654

Multiline Retail (0.2%):
44,016	Big Lots, Inc.^	1,259,298
351,944	J.C. Penney Co., Inc.*^	401,216

		1,660,514

Multi-Utilities (0.4%):
72,629	Avista Corp.^	3,239,253

Oil, Gas & Consumable Fuels (1.6%):
20,351	Bonanza Creek Energy, Inc.*	424,929
94,839	Carrizo Oil & Gas, Inc.*^	950,287
30,634	CONSOL Energy, Inc.*^	815,171
511,401	Denbury Resources, Inc.*^	634,137
43,101	Green Plains Renewable Energy, Inc.^	464,629
160,680	Gulfport Energy Corp.*^	788,939
124,869	HighPoint Resources Corp.*^	227,262
166,774	Laredo Petroleum Holdings, Inc.*^	483,645
32,942	PAR Pacific Holdings, Inc.*	675,970
73,337	PDC Energy, Inc.*^	2,644,531
14,619	Penn Virginia Corp.*	448,511
41,337	Renewable Energy Group, Inc.*^	655,605
6,175	REX American Resources Corp.*	450,158
66,821	Ring Energy, Inc.*^	217,168
267,289	SRC Energy, Inc.*^	1,325,753
100,713	Whiting Petroleum Corp.*^	1,881,318

		13,088,013

Paper & Forest Products (0.7%):
43,309	Boise Cascade Co.	1,217,416
18,248	Clearwater Paper Corp.*^	337,406
47,767	Mercer International, Inc.^	738,955
18,610	Neenah Paper, Inc.	1,257,105
48,708	P.H. Glatfelter Co.^	822,191
34,115	Schweitzer-Mauduit International, Inc.^	1,131,936

		5,505,009

See accompanying notes to the financial statements.

6

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products (0.7%):
489,673	Avon Products, Inc.*	$1,899,931
19,099	Inter Parfums, Inc.	1,269,893
13,138	Medifast, Inc.^	1,685,605
14,740	Usana Health Sciences, Inc.*	1,170,798

		6,026,227

Pharmaceuticals (1.4%):
102,866	Akorn, Inc.*	529,760
38,611	Amphastar Pharmaceuticals, Inc.*^	815,078
9,278	ANI Pharmaceuticals, Inc.*^	762,652
73,104	Assertio Therapeutics, Inc.*^	252,209
115,064	Corcept Therapeutics, Inc.*^	1,282,964
222,793	Endo International plc*	917,907
75,403	Innoviva, Inc.*^	1,097,868
37,954	Lannett Co., Inc.*^	230,001
77,071	Medicines Co. (The)*^	2,810,778
22,157	Phibro Animal Health Corp., Class A^	703,928
57,907	Supernus Pharmaceuticals, Inc.*^	1,916,143

		11,319,288

Professional Services (2.0%):
57,373	Exponent, Inc.	3,358,615
11,493	Forrester Research, Inc.	540,516
42,006	FTI Consulting, Inc.*	3,521,782
21,279	Heidrick & Struggles International, Inc.	637,732
34,225	Kelly Services, Inc., Class A	896,353
62,308	Korn/Ferry International^	2,496,682
43,474	Navigant Consulting, Inc.	1,008,162
33,232	Resources Connection, Inc.^	532,044
44,410	Trueblue, Inc.*	979,685
44,158	Wageworks, Inc.*	2,242,785

		16,214,356

Real Estate Management & Development (0.5%):
43,877	HFF, Inc., Class A	1,995,526
23,695	Marcus & Millichap, Inc.*	730,991
19,564	RE/MAX Holdings, Inc., Class A^	601,789
126,860	Realogy Holdings Corp.^	918,466

		4,246,772

Road & Rail (0.5%):
28,424	ArcBest Corp.^	798,999
52,199	Heartland Express, Inc.^	943,236
42,996	Marten Transport, Ltd.^	780,377
28,545	Saia, Inc.*^	1,846,005

		4,368,617

Semiconductors & Semiconductor Equipment (3.7%):
42,195	Advanced Energy Industries, Inc.*^	2,374,313
36,001	Axcelis Technologies, Inc.*^	541,815
79,663	Brooks Automation, Inc.^	3,086,941
32,070	Cabot Microelectronics Corp.	3,530,265
24,440	CEVA, Inc.*	595,114
45,781	Cohu, Inc.	706,401
44,129	Diodes, Inc.*^	1,604,972
21,520	DSP Group, Inc.*	309,027
82,939	FormFactor, Inc.*^	1,299,654
24,691	Ichor Holdings, Ltd.*^	583,695
78,181	Kopin Corp.*^	85,217
71,767	Kulicke & Soffa Industries, Inc.	1,618,346

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
70,982	MaxLinear, Inc., Class A*^	$1,663,818
26,945	Nanometrics, Inc.*^	935,261
30,758	PDF Solutions, Inc.*^	403,545
74,220	Photronics, Inc.*^	608,604
32,401	Power Integrations, Inc.^	2,597,912
121,041	Rambus, Inc.*^	1,457,334
34,540	Rudolph Technologies, Inc.*	954,340
14,090	SMART Global Holdings, Inc.*^	323,929
49,235	Solaredge Technologies, Inc.*^	3,075,218
43,617	Ultra Clean Holdings, Inc.*^	607,149
53,706	Veeco Instruments, Inc.*	656,287
54,323	Xperi Corp.^	1,118,511

		30,737,668

Software (2.5%):
106,145	8x8, Inc.*^	2,558,095
19,781	Agilysys, Inc.*	424,698
39,129	Alarm.com Holding, Inc.*^	2,093,402
41,903	Bottomline Technologies, Inc.*^	1,853,789
24,440	Ebix, Inc.	1,227,377
66,037	LivePerson, Inc.*	1,851,677
9,046	MicroStrategy, Inc., Class A*^	1,296,382
45,432	Monotype Imaging Holdings, Inc.	765,075
34,973	OneSpan, Inc.*^	495,567
49,145	Progress Software Corp.	2,143,705
37,191	Qualys, Inc.*^	3,238,591
19,737	SPS Commerce, Inc.*	2,017,319
139,061	TiVo Corp.	1,024,880

		20,990,557

Specialty Retail (3.6%):
73,575	Abercrombie & Fitch Co., Class A^	1,180,143
21,537	Asbury Automotive Group, Inc.*^	1,816,431
196,287	Ascena Retail Group, Inc.*^	119,735
39,564	Barnes & Noble Education, Inc.*	132,935
62,116	Barnes & Noble, Inc.^	415,556
31,314	Boot Barn Holdings, Inc.*	1,116,031
46,502	Caleres, Inc.^	926,320
25,014	Cato Corp., Class A^	308,172
129,847	Chico’s FAS, Inc.^	437,584
17,485	Children’s Place Retail Stores, Inc. (The)^	1,667,719
26,723	Conn’s, Inc.*	476,204
63,257	Designer Brands, Inc., Class A^	1,212,637
76,121	Express, Inc.*	207,810
113,387	GameStop Corp., Class A^	620,227
19,140	Genesco, Inc.*^	809,431
19,506	Group 1 Automotive, Inc.^	1,597,346
55,037	Guess, Inc.^	888,848
20,718	Haverty Furniture Cos., Inc.^	352,828
20,518	Hibbett Sports, Inc.*^	373,428
16,457	Kirkland’s, Inc.*^	37,193
24,684	Lithia Motors, Inc., Class A^	2,931,966
31,533	Lumber Liquidators Holdings, Inc.*^	364,206
25,472	MarineMax, Inc.*^	418,760
36,647	Monro Muffler Brake, Inc.	3,125,988
604,260	Office Depot, Inc.	1,244,776
49,748	Rent-A-Center, Inc.*	1,324,789
17,842	Restoration Hardware, Inc.*^	2,062,535

See accompanying notes to the financial statements.

7

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
10,597	Shoe Carnival, Inc.^	$292,477
33,370	Sleep Number Corp.*^	1,347,814
26,446	Sonic Automotive, Inc., Class A^	617,514
56,045	Tailored Brands, Inc.^	323,380
31,375	The Buckle, Inc.^	543,101
43,901	The Tile Shop Holdings, Inc.^	175,604
18,015	Vitamin Shoppe, Inc.*^	70,979
21,297	Zumiez, Inc.*^	555,852

		30,096,319

Technology Hardware, Storage & Peripherals (0.6%):
129,417	3D Systems Corp.*^	1,177,695
45,394	Cray, Inc.*	1,580,619
85,075	Diebold, Inc.*^	779,287
47,790	Electronics for Imaging, Inc.*	1,763,929

		5,301,530

Textiles, Apparel & Luxury Goods (1.6%):
72,193	Crocs, Inc.*^	1,425,812
50,368	Fossil Group, Inc.*^	579,232
45,882	G-III Apparel Group, Ltd.*^	1,349,848
51,564	Kontoor Brands, Inc.*	1,444,823
18,325	Movado Group, Inc.^	494,775
18,735	Oxford Industries, Inc.^	1,420,113
86,199	Steven Madden, Ltd.	2,926,456
15,927	Unifi, Inc.*	289,394
23,055	Vera Bradley, Inc.*	276,660
97,947	Wolverine World Wide, Inc.^	2,697,460

		12,904,573

Thrifts & Mortgage Finance (1.8%):
59,449	Axos Financial, Inc.*^	1,619,985
34,240	Dime Community Bancshares	650,218
31,721	Flagstar Bancorp, Inc.	1,051,234
29,703	HomeStreet, Inc.*	880,397
30,364	Meta Financial Group, Inc.	851,710
74,387	NMI Holdings, Inc., Class A*^	2,111,847
52,817	Northfield Bancorp, Inc.	824,473
117,089	Northwest Bancshares, Inc.^	2,061,937
42,417	Oritani Financial Corp.^	752,478
67,766	Provident Financial Services, Inc.^	1,643,326
107,289	TrustCo Bank Corp.	849,729
31,148	Wawlker & Dunlop, Inc.	1,657,385

		14,954,719

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Tobacco (0.2%):
27,601	Universal Corp.	$1,677,313

Trading Companies & Distributors (0.8%):
42,597	Applied Industrial Technologies, Inc.	2,620,993
17,821	DXP Enterprises, Inc.*	675,238
35,591	GMS, Inc.*	783,002
30,887	Kaman Corp., Class A^	1,967,193
14,087	Veritiv Corp.*	273,570

		6,319,996

Water Utilities (0.7%):
40,753	American States Water Co.	3,066,256
53,242	California Water Service Group^	2,695,642

		5,761,898

Wireless Telecommunication Services (0.0%):†
19,901	Spok Holdings, Inc.^	299,311

Total Common Stocks (Cost $691,267,434)		818,092,117

Rights (0.0%):†
Chemicals (0.0%):†
34,578	Schulman, Inc. CVR, Expires on 12/31/49*(a)	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (20.0%):
$166,073,430	BlackRock Liquidity FedFund, Institutional Class (b)	166,073,430

Total Securities Held as Collateral for Securities on Loan (Cost $166,073,430)		166,073,430

Money Markets (1.3%):
11,185,361	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	11,185,361

Total Money Markets (Cost $11,185,361)		11,185,361

Total Investment Securities (Cost $868,526,225) — 119.7%(d)		995,350,908
Net other assets (liabilities) — (19.7)%		(163,848,306)

Net Assets — 100.0%		$831,502,602

Percentages indicated are based on net assets as of June 30, 2019.

CVR—Contingency	Valued Rights

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019, was $163,084,980.

+	Affiliated Securities

†	Represents less than 0.05%

(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.

(c)	The rate represents the effective yield at June 30, 2019.

(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Amounts	shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the financial statements.

8

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Futures Contracts

Cash of $635,600 has been segregated to cover margin requirements for the following open contracts as of June 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index September Futures (U.S. Dollar)	9/20/19	177	$13,868,835	$163,572

				$163,572

See accompanying notes to the financial statements.

9

AZL Small Cap Stock Index Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$868,526,225

Investment securities, at value(a)	$995,350,908
Segregated cash for collateral for futures contracts	635,600
Interest and dividends receivable	963,044
Receivable for capital shares issued	37,937
Receivable for investments sold	4,193,848
Receivable for variation margin on futures contracts	137,946
Reclaims receivable	5
Prepaid expenses	6,472

Total Assets	1,001,325,760

Liabilities:
Cash overdraft	57,415
Payable for investments purchased	3,168,078
Payable for capital shares redeemed	88,486
Payable for collateral received on loaned securities	166,073,430
Manager fees payable	172,443
Administration fees payable	12,411
Distribution fees payable	157,060
Custodian fees payable	5,280
Administrative and compliance services fees payable	1,751
Transfer agent fees payable	2,136
Trustee fees payable	1,123
Other accrued liabilities	83,545

Total Liabilities	169,823,158

Net Assets	$831,502,602

Net Assets Consist of:
Paid in capital	$598,520,686
Total distributable earnings	232,981,916

Net Assets	$831,502,602

Class 1
Net Assets	$43,753,826
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,162,534
Net Asset Value (offering and redemption price per share)	$10.51

Class 2
Net Assets	$787,748,776
Shares of beneficial interest (unlimited number of shares authorized, no par value)	57,054,644
Net Asset Value (offering and redemption price per share)	$13.81

(a)	Includes securities on loan of $163,084,980.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$6,607,386
Interest	4,196
Income from securities lending	338,790
Foreign withholding tax	(2,143)

Total Investment Income	6,948,229

Expenses:
Manager fees	1,072,292
Administration fees	123,108
Distribution fees — Class 2	975,927
Custodian fees	14,427
Administrative and compliance services fees	7,357
Transfer agent fees	5,942
Trustee fees	23,134
Professional fees	21,026
Shareholder reports	15,997
Other expenses	110,140

Total expenses	2,369,350

Net Investment Income/(Loss)	4,578,879

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	19,099,241
Net realized gains/(losses) on futures contracts	(64,544)
Change in net unrealized appreciation/depreciation on securities	77,544,761
Change in net unrealized appreciation/depreciation on futures contracts	182,297

Net realized and Change in net unrealized gains/losses on investments	96,761,755

Change in Net Assets Resulting From Operations	$101,340,634

See accompanying notes to the financial statements.

10

AZL Small Cap Stock Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,578,879	$8,604,923
Net realized gains/(losses) on investments	19,034,697	79,905,096
Change in unrealized appreciation/depreciation on investments	77,727,058	(159,942,782)

Change in net assets resulting from operations	101,340,634	(71,432,763)

Distributions to Shareholders:
Class 1	—	(6,592,781)
Class 2	—	(86,898,788)

Change in net assets resulting from distributions to shareholders	—	(93,491,569)

Capital Transactions:
Class 1
Proceeds from shares issued	268,472	20,593
Proceeds from dividends reinvested	—	6,592,781
Value of shares redeemed	(3,346,457)	(8,576,640)

Total Class 1 Shares	(3,077,985)	(1,963,266)

Class 2
Proceeds from shares issued	9,633,593	55,470,879
Proceeds from dividends reinvested	—	86,898,788
Value of shares redeemed	(30,936,622)	(144,028,495)

Total Class 2 Shares	(21,303,029)	(1,658,828)

Change in net assets resulting from capital transactions	(24,381,014)	(3,622,094)

Change in net assets	76,959,620	(168,546,426)
Net Assets:
Beginning of period	754,542,982	923,089,408

End of period	$831,502,602	$754,542,982

Share Transactions:
Class 1
Shares issued	25,307	1,696
Dividends reinvested	—	611,575
Shares redeemed	(323,152)	(716,338)

Total Class 1 Shares	(297,845)	(103,067)

Class 2
Shares issued	723,901	3,377,911
Dividends reinvested	—	6,123,946
Shares redeemed	(2,262,441)	(9,375,471)

Total Class 2 Shares	(1,538,540)	126,386

Change in shares	(1,836,385)	23,319

See accompanying notes to the financial statements.

11

AZL Small Cap Stock Index Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016^		Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$9.26		$11.68	$11.38	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07	(a)	0.16	0.16	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.18		(0.93)	1.24	1.32

Total from Investment Activities	1.25		(0.77)	1.40	1.38

Distributions to Shareholders From:
Net Investment Income	—		(0.18)	(0.08)	—
Net Realized Gains	—		(1.47)	(1.02)	—

Total Dividends	—		(1.65)	(1.10)	—

Net Asset Value, End of Period	$10.51		$9.26	$11.68	$11.38

Total Return(b)	13.50	%(c)	(8.59)%	12.94%	13.80	%(c)

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$43,754		$41,285	$53,319	$54,672
Net Investment Income/(Loss)(d)	1.34%		1.17%	1.21%	1.46%
Expenses Before Reductions(d)(e)	0.34%		0.33%	0.32%	0.32%
Expenses Net of Reductions(d)	0.34%		0.33%	0.32%	0.32%
Portfolio Turnover Rate(f)	6%		19%	16%	86	%(g)

Class 2

Net Asset Value, Beginning of Period	$12.17		$14.88	$14.23	$13.49		$15.43	$15.65

Investment Activities:
Net Investment Income/(Loss)	0.07	(a)	0.15	0.15	0.07		0.19	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.57		(1.25)	1.59	3.06		(0.58)	0.65

Total from Investment Activities	1.64		(1.10)	1.74	3.13		(0.39)	0.77

Distributions to Shareholders From:
Net Investment Income	—		(0.14)	(0.07)	(0.16)		(0.17)	(0.09)
Net Realized Gains	—		(1.47)	(1.02)	(2.23)		(1.38)	(0.90)

Total Dividends	—		(1.61)	(1.09)	(2.39)		(1.55)	(0.99)

Net Asset Value, End of Period	$13.81		$12.17	$14.88	$14.23		$13.49	$15.43

Total Return(b)	13.48	%(c)	(8.93)%	12.75%	25.71%		(2.49)%	5.23%

Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$787,749		$713,258	$869,770	$909,979		$276,006	$381,585
Net Investment Income/(Loss)(d)	1.10%		0.93%	0.96%	1.19%		0.96%	0.81%
Expenses Before Reductions(d)(e)	0.59%		0.58%	0.57%	0.58%		0.59%	0.59%
Expenses Net of Reductions(d)	0.59%		0.58%	0.57%	0.58%		0.59%	0.59%
Portfolio Turnover Rate(f)	6%		19%	16%	86	%(g)	16%	14%

^	Class 1 activity is for the period October 17, 2016 (commencement of operations) to December 31, 2016.

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

(g)

Cost of purchases and proceeds from sales of portfolio securities incurred to realign the Fund’s portfolio after the fund merger are excluded from the portfolio turnover rate. If such amounts had not been excluded, the portfolio turnover rate would have been 86%.

See accompanying notes to the financial statements.

12

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock Index Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears

13

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Class Allocation

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $33,323 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $163,084,980 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund did not engage in any Rule 17a-7 transactions under the Rule.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Futures Contracts

During the period ended June 30, 2019, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts was $10.8 million for the period ended June 30, 2019. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk

Equity Contracts	Receivable for variation margin on futures contracts	$163,572	Payable for variation margin on futures contracts	$—

*

For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

14

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/depreciation on futures contracts	$(64,544)	$182,297
3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit

AZL Small Cap Stock Index Fund Class 1	0.26%	0.46%
AZL Small Cap Stock Index Fund Class 2	0.26%	0.71%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2019, there were no voluntary waivers.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable of Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $3,664 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

15

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3		Other^	Total

Common Stocks+	$818,092,117	$—	$—		$—	$818,092,117
Rights	—	—	—	#	—	—
Securities Held as Collateral for Securities on Loan	—	—	—		166,073,430	166,073,430
Money Markets	11,185,361	—	—		—	11,185,361

Total Investment Securities	829,277,478	—	—		166,073,430	995,350,908

Other Financial Instruments:*
Futures Contracts	163,572	—	—		—	163,572

Total Investments	$829,441,050	$—	$—		$166,073,430	$995,514,480

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

#	Represents the interest in securities that were determined to have a value of zero at June 30, 2019.

*

Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL Small Cap Stock Index Fund	$46,433,453	$75,525,093

16

AZL Small Cap Stock Index Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $873,757,431. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$206,190,614
Unrealized (depreciation)	(84,597,137)

Net unrealized appreciation/(depreciation)	$121,593,477

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL Small Cap Stock Index Fund	$35,593,192	$57,898,377	$93,491,569

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the tax year end, December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL Small Cap Stock Index Fund	$9,691,796	$78,750,033	$—	$43,199,453	$131,641,282

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

17

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

AZL® T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2019

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 10

Statement of Operations Page 10

Statements of Changes in Net Assets Page 11

Financial Highlights Page 12

Notes to the Financial Statements Page 13

Other Information Page 20

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,172.50	$5.39	1.00%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19 - 6/30/19*	Annualized Expense Ratio During Period 1/1/19 - 6/30/19

AZL T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets

Common Stocks	60.8%

Corporate Bonds	18.3

Securities Held as Collateral for Securities on Loan	7.6

Bank Loans	6.8

Money Markets	4.6

U.S. Treasury Obligations	3.2

Preferred Stocks	3.2

Convertible Preferred Stocks	2.5

Yankee Dollars	1.0

Asset Backed Securities	0.3

Purchased Options	— †

Total Investment Securities	108.3

Net other assets (liabilities)	(8.3)

Net Assets	100.0%

†	Represents less than 0.05%.

1

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (60.8%):
Auto Components (0.9%):
136,489	Aptiv plc^	$11,032,406

Banks (1.4%):
120,245	PNC Financial Services Group, Inc.	16,507,234

Beverages (0.4%):
167,561	Keurig Dr Pepper, Inc.^	4,842,513

Capital Markets (3.0%):
154,127	Intercontinental Exchange, Inc.	13,245,674
101,947	S&P Global, Inc.	23,222,508

		36,468,182

Chemicals (0.2%):
31,115	DuPont de Nemours, Inc.	2,335,803

Commercial Services & Supplies (1.9%):
86,370	Republic Services, Inc., Class A	7,483,097
168,508	Waste Connections, Inc.^	16,105,995

		23,589,092

Electric Utilities (4.2%):
180,024	American Electric Power Co., Inc.	15,843,912
151,188	Eversource Energy^	11,454,003
41,548	NextEra Energy, Inc.	8,511,523
248,275	Xcel Energy, Inc.	14,769,880

		50,579,318

Electronic Equipment, Instruments & Components (1.8%):
224,294	TE Connectivity, Ltd.	21,482,878

Equity Real Estate Investment Trusts (0.5%):
32,200	American Tower Corp.	6,583,290

Health Care Equipment & Supplies (6.7%):
252,924	Alcon, Inc.*	15,649,321
113,381	Becton, Dickinson & Co.	28,573,146
257,698	Danaher Corp.	36,830,198

		81,052,665

Health Care Providers & Services (1.9%):
29,800	Anthem, Inc.	8,409,858
59,600	UnitedHealth Group, Inc.	14,542,996

		22,952,854

Hotels, Restaurants & Leisure (2.1%):
80,131	Hilton Worldwide Holdings, Inc.	7,832,004
37,778	McDonald’s Corp.	7,844,979
90,350	Yum! Brands, Inc.	9,999,035

		25,676,018

Industrial Conglomerates (4.3%):
2,768,802	General Electric Co.	29,072,421
63,871	Roper Industries, Inc.	23,393,392

		52,465,813

Insurance (2.5%):
308,305	Marsh & McLennan Cos., Inc.	30,753,424

Interactive Media & Services (3.6%):
1,923	Alphabet, Inc., Class A*	2,082,224
22,988	Alphabet, Inc., Class C*	24,847,959
84,200	Facebook, Inc., Class A*	16,250,600

		43,180,783

Internet & Direct Marketing Retail (2.2%):
13,934	Amazon.com, Inc.*	26,385,840

Shares		Fair Value
Common Stocks, continued
IT Services (6.2%):
380,876	Fiserv, Inc.*^	$34,720,655
57,800	Global Payments, Inc.	9,255,514
183,756	Visa, Inc., Class A	31,890,854

		75,867,023

Life Sciences Tools & Services (5.5%):
171,661	Avantor, Inc.*	3,277,008
390,608	PerkinElmer, Inc.^	37,631,175
90,798	Thermo Fisher Scientific, Inc.	26,665,557

		67,573,740

Machinery (2.1%):
317,034	Fortive Corp.	25,844,612

Multi-Utilities (1.0%):
423,508	NiSource, Inc.^	12,197,030

Oil, Gas & Consumable Fuels (0.4%):
41,100	Concho Resources, Inc.	4,240,698

Professional Services (0.3%):
27,995	Equifax, Inc.	3,786,044

Semiconductors & Semiconductor Equipment (3.6%):
267,483	Maxim Integrated Products, Inc.	16,000,833
238,129	Texas Instruments, Inc.	27,327,684

		43,328,517

Software (3.5%):
316,800	Microsoft Corp.	42,438,528

Water Utilities (0.7%):
71,435	American Water Works Co., Inc.	8,286,460

Total Common Stocks (Cost $552,850,020)		739,450,765

Preferred Stocks (3.2%):
Banks (0.4%):
100,000	JPMorgan Chase & Co., Series D, 5.34%^	2,692,000
75,000	U.S. Bancorp, Series K, 4.87%^	1,945,500
7,099	U.S. Bancorp, Series F, 6.06%^	190,253

		4,827,753

Capital Markets (0.1%):
55,900	Charles Schwab Corp. (The), Series C, 5.76%^	1,456,754
3,600	Charles Schwab Corp. (The), Series D, 5.65%^	94,860
3,456	State Street Corp., Series E, 5.92%^	87,610

		1,639,224

Electric Utilities (0.6%):
30,000	Alabama Power Co., Series A	766,200
100,000	Duke Energy Corp., 3.92%, 9/15/78^	2,672,000
2,130	SCE Trust II, 5.65%, 12/31/49, Perpetual Bond, Callable 8/6/19 @ 25^	48,032
23,272	SCE Trust III, Series H, 5.88%, 12/31/49, Perpetual Bond, Callable 3/15/24 @ 25^	569,000
107,700	SCE Trust IV, Series J, 5.54%, 12/31/49, Callable 9/15/25 @ 25^	2,611,725
18,000	SCE Trust V, Series K, 5.63%, Callable 3/15/26 @ 25^	435,960
25,000	SCE Trust VI, 5.56%, Callable 6/26/22 @ 25^	562,250

		7,665,167

Health Care Equipment & Supplies (0.8%):
160,708	Becton Dickinson & Co., Series A^	9,949,432

See accompanying notes to the financial statements.

2

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Multi-Utilities (1.2%):
200,000	CMS Energy Corp., 1.55%, 3/1/79	$5,306,000
150,000	CMS Energy Corp., 4.42%, 10/15/78	3,997,500
100,000	DTE Energy Co., Series E, 5.12%, 12/1/77^	2,566,000
100,000	NiSource, Inc., Series B, 3.28%^	2,625,000

		14,494,500

Total Preferred Stocks (Cost $35,569,507)		38,576,076

Convertible Preferred Stocks (2.5%):
Banks (1.2%):
10,313	Wells Fargo & Co., Series L, Class A, 5.50%	14,068,995

Electric Utilities (0.1%):
31,261	American Electric Power Co., Inc., 5.01%, 3/15/22	1,672,776

Life Sciences Tools & Services (0.9%):
168,367	Avantor, Inc., Series A, 6.25%	11,134,110

Machinery (0.3%):
3,209	Fortive Corp., Series A, 409058.00%, 7/1/21	3,288,936

Total Convertible Preferred Stocks (Cost $26,230,241)		30,164,817

Asset Backed Securities (0.3%):
$1,376,100	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,415,837
1,450,170	Domino’s Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,514,800
918,020	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48, Callable 3/15/22 @ 100(a)	923,896

Total Asset Backed Securities (Cost $3,707,625)		3,854,533

Bank Loans (6.8%):
Airlines (0.1%):
1,250,000	Delta 2 Lux Sarl, 0.00%, 2/1/24	1,219,375

Chemicals (0.9%):
629,948	H.B. Fuller Co. Term Loan B-1, 4.58%, 10/20/24, Callable 8/4/19 @ 100	618,496
10,773,281	Kronos, Inc./ M.A. Term Loan B-1, 5.35%, 11/1/23, Callable 8/4/19 @ 100	10,745,055

		11,363,551

Containers & Packaging (0.0%†):
414,627	Berry Global, Inc., 4.27%, 2/8/20, Callable 8/4/19 @ 100	414,034

Diversified Telecommunication Services (0.2%):
694,670	Zayo Group LLC Term Loan B1-1, 4.34%, 1/19/21, Callable 8/4/19 @ 100	693,913
1,250,000	Zayo Group LLC Term Loan B2-1, 4.34%, 1/19/24, Callable 8/4/19 @ 100	1,248,575

		1,942,488

Health Care Providers & Services (0.1%):
971,617	NVA Holdings, Inc. Term Loan B3-1, 5.29%, 2/2/25, Callable 8/4/19 @ 100	969,994

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Health Care Technology (0.2%):
$2,523,013	Change Healthcare Holdings LLC Term Loan B-1, 5.25%, 3/1/24, Callable 8/4/19 @ 100	$2,501,895

Insurance (0.8%):
9,789,713	HUB International, Ltd., 5.58%, 4/25/25, Callable 8/4/19 @ 100	9,537,138

IT Services (3.9%):
4,361,338	First Data Corp., 4.40%, 7/10/22, Callable 8/4/19 @ 100	4,355,930
11,515,826	First Data Corp., 4.08%, 10/26/23	11,490,606
20,537,185	First Data Corp., 4.53%, 4/26/24, Callable 8/4/19 @ 100	20,511,718
255,925	Gartner, Inc., 4.34%, 3/20/22	255,925
7,584,638	Refinitiv US Holdings, Inc. Term Loan B-1, 6.08%, 10/1/25, Callable 8/4/19 @ 100	7,349,969
866,572	Worldpay LLC, 4.10%, 1/16/23	865,021
1,892,319	Worldpay LLC, 4.10%, 8/20/24, Callable 8/4/19 @ 100	1,890,275

		46,719,444

Pharmaceuticals (0.0%†):
73,289	Prestige Brands, Inc. Term Loan B5-1, 4.35%, 1/26/24, Callable 8/4/19 @ 100	72,886

Professional Services (0.3%):
1,692,900	Trans Union LLC Term Loan A2-1, 0.00%, 6/19/25	1,687,398
2,376,879	Trans Union LLC Term Loan B-4, 4.10%, 8/9/22	2,368,703

		4,056,101

Software (0.3%):
3,318,773	CCC Information Services, Inc. Term Loan B-1, 5.33%, 4/29/24, Callable 8/4/19 @ 100	3,269,821
505,000	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 4/8/26	505,631

		3,775,452

Total Bank Loans (Cost $83,123,698)		82,572,358

Corporate Bonds (18.3%):
Aerospace & Defense (0.1%):
50,000	Moog, Inc., 5.25%, 12/1/22, Callable 8/5/19 @ 102.63(a)	50,750
1,730,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100	1,738,856

		1,789,606

Airlines (0.0%†):
259,170	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	281,786

Banks (0.3%):
2,145,000	PNC Financial Services, Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100^	2,177,175
875,000	US BanCorp, 5.30% (US0003M+291 bps), Callable 4/15/27 @ 100	912,188

		3,089,363

See accompanying notes to the financial statements.

3

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Building Products (0.0%†):
$280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	$281,025

Capital Markets (0.5%):
1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95% (US0003M+342 bps), Callable 6/20/20 @ 100	1,885,981
1,060,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	1,053,375
1,355,000	State Street Corp., Series F, 5.25% (US0003M+360 bps), Callable 9/15/20 @ 100	1,371,938
2,118,000	State Street Corp., Series H, 5.62% (US0003M+254 bps), 12/31/99, Callable 12/15/23 @ 100	2,147,122

		6,458,416

Commercial Services & Supplies (0.2%):
1,775,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(a)	1,806,062
685,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5^(a)	703,838

		2,509,900

Containers & Packaging (0.7%):
4,807,743	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 8/5/19 @ 100	4,819,762
826,491	Beverage Packaging Holdings Luxemberg, 6.87%, 2/15/21, Callable 8/5/19 @ 100	827,525
1,560,000	Reynolds Group Issuer, Inc., 6.10% (US0003M+350 bps), 7/15/21, Callable 8/5/19 @ 100(a)	1,561,950
1,230,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 8/5/19 @ 102.56(a)	1,251,525

		8,460,762

Diversified Consumer Services (0.1%):
1,075,000	Service Corp. International, 5.38%, 5/15/24, Callable 8/5/19 @ 102.69^	1,104,563

Diversified Financial Services (0.1%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 8/5/19 @ 101.34	973,638

Diversified Telecommunication Services (0.5%):
1,225,000	Verizon Communications, 3.13%, 3/16/22	1,253,103
1,225,000	Verizon Communications, 3.41% (US0003M+100 bps), 3/16/22	1,243,619
3,589,000	Zayo Group LLC /Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88^(a)	3,651,807

		6,148,529

Electric Utilities (0.3%):
230,000	American Electric Power Co., Inc., Series I, 3.65%, 12/1/21	237,146
460,000	Edison International, 2.13%, 4/15/20^	457,120
750,000	Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	759,008
365,000	Eversource Energy, Series N, 3.80%, 12/1/23, Callable 11/1/23 @ 100	384,347

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$455,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	$461,637
690,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22	700,850
600,000	Wisconsin Public Service Corp., 3.35%, 11/21/21	615,187

		3,615,295

Electronic Equipment, Instruments & Components (0.1%):
750,000	Amphenol Corp., 2.20%, 4/1/20	748,324

Entertainment (2.6%):
805,000	Netflix, Inc., 5.38%, 2/1/21	835,188
590,000	Netflix, Inc., 5.50%, 2/15/22	621,713
1,690,000	Netflix, Inc., 5.88%, 2/15/25^	1,863,225
4,685,000	Netflix, Inc., 4.38%, 11/15/26^	4,784,556
8,498,000	Netflix, Inc., 4.88%, 4/15/28^	8,784,807
8,400,000	Netflix, Inc., 5.88%, 11/15/28^	9,260,999
4,980,000	Netflix, Inc., 6.38%, 5/15/29(a)	5,646,075

		31,796,563

Equity Real Estate Investment Trusts (1.0%):
595,000	American Tower Corp., Series J, 3.30%, 2/15/21, Callable 1/15/21 @ 100	602,313
1,530,000	Crown Castle International Corp., 4.88%, 4/15/22	1,623,099
3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	4,229,630
385,000	Equinix, Inc., 5.38%, 1/1/22, Callable 8/5/19 @ 102.69	394,625
270,000	Equinix, Inc., 5.38%, 4/1/23, Callable 8/5/19 @ 101.79	275,063
2,495,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 8/5/19 @ 101.22	2,519,950
1,557,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 10/1/19 @ 102	1,576,463
891,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 9/1/19 @ 103.66	915,503

		12,136,646

Food Products (0.7%):
645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 8/5/19 @ 100^	645,000
510,000	Conagra Brands, Inc., 3.34% (US0003M+75 bps), 10/22/20, Callable 10/22/19 @ 100	510,001
2,925,000	Conagra Brands, Inc., 3.80%, 10/22/21	3,006,148
4,220,000	Nestle Holdings, Inc., 3.10%, 9/24/21, Callable 8/24/21 @ 100^(a)	4,304,400

		8,465,549

Health Care Equipment & Supplies (0.8%):
1,156,000	Becton Dickinson & Co., 2.68%, 12/15/19	1,156,403
2,455,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	2,489,208
1,080,000	Becton Dickinson & Co., 3.50% (US0003M+103 bps), 6/6/22	1,088,235
1,690,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	1,745,348

See accompanying notes to the financial statements.

4

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$1,340,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19^(a)	$1,358,425
1,260,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	1,307,250
1,085,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	1,110,769

		10,255,638

Health Care Providers & Services (0.6%):
375,000	Centene Corp., 5.63%, 2/15/21, Callable 8/5/19 @ 101.41	380,625
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(a)	318,344
530,000	HCA Holdings, Inc., 6.25%, 2/15/21	555,175
1,185,000	HCA, Inc., 4.25%, 10/15/19	1,189,444
4,790,000	HCA, Inc., 6.50%, 2/15/20	4,903,762

		7,347,350

Hotels, Restaurants & Leisure (1.9%):
1,401,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 6/1/24, Callable 8/5/19 @ 102.69	1,439,528
1,718,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	1,782,425
690,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 9/1/19 @ 102.13	700,350
1,675,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.00%, 6/1/24, Callable 8/5/19 @ 103.75(a)	1,731,531
1,440,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	1,510,200
5,178,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38^(a)	5,307,449
415,000	Marriott International, Inc., 3.10% (US0003M+65 bps), 3/8/21	417,143
525,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 8/5/19 @ 103.66^(a)	532,875
190,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75^(a)	195,700
540,000	Yum! Brands, Inc., 5.30%, 9/15/19	542,025
1,585,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100	1,592,925
3,569,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100^	3,600,228
1,672,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100	1,697,080
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,096,705
1,299,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,162,605

		23,308,769

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.4%):
$2,700,000	General Electric Co., Series D, 5.00% (US0003M+333 bps), Callable 1/21/21 @ 100^	$2,605,126
1,220,000	Roper Technologies, Inc., 3.65%, 9/15/23, Callable 8/15/23 @ 100	1,270,865
1,100,000	Roper Technologies, Inc., 4.20%, 9/15/28, Callable 6/15/28 @ 100	1,175,078

		5,051,069

Insurance (0.1%):
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	529,837
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21 @ 100	533,865
200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	205,825

		1,269,527

Internet & Direct Marketing Retail (0.1%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	1,801,273

IT Services (0.5%):
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,192,987
730,000	Fiserv, Inc., 3.80%, 10/1/23, Callable 9/1/23 @ 100	766,004
1,645,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13^(a)	1,694,350
2,185,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13^(a)	2,250,550

		5,903,891

Life Sciences Tools & Services (1.0%):
1,905,000	Avantor, Inc., 6.00%, 10/1/24, Callable 10/1/20 @ 104.5(a)	2,024,063
8,712,000	Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75(a)	9,692,100

		11,716,163

Machinery (0.2%):
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	694,422
915,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 8/5/19 @ 107.13	988,200
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	201,905

		1,884,527

Media (2.7%):
345,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 8/5/19 @ 100	345,863
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 8/5/19 @ 101.75	2,065,525
770,000	CCO Holdings LLC, 5.13%, 2/15/23, Callable 8/5/19 @ 101.71	783,475
1,180,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 11/1/19 @ 102^(a)	1,184,366
2,220,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 8/5/19 @ 102.56(a)	2,269,949

See accompanying notes to the financial statements.

5

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 8/5/19 @ 101.92	$989,400
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 8/5/19 @ 101.92	892,500
880,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 8/5/19 @ 104.41(a)	919,600
5,149,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	5,329,214
7,521,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5^(a)	7,680,820
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	726,494
2,045,000	Comcast Corp., 3.30%, 10/1/20	2,072,176
1,010,000	Comcast Corp., 2.92% (US0003M+33 bps), 10/1/20	1,011,411
935,000	Comcast Corp., 3.45%, 10/1/21	962,149
795,000	Comcast Corp., 3.03% (US0003M+44 bps), 10/1/21	797,920
1,411,000	Sirius XM Radio, Inc., 3.88%, 8/1/22, Callable 8/1/20 @ 101.94(a)	1,414,528
1,190,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 8/5/19 @ 101.54(a)	1,206,363
1,405,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 7/18/19 @ 103(a)	1,448,555

		32,100,308

Multiline Retail (0.0%†):
380,000	Dollar Tree, Inc., 3.29% (US0003M+70 bps), 4/17/20, Callable 7/22/19 @ 100	379,949

Multi-Utilities (0.5%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	1,019,641
150,000	Dominion Resources, Inc., 2.96%, 7/1/19	150,000
615,000	DTE Energy Co., Series D, 3.70%, 8/1/23, Callable 7/1/23 @ 100	642,914
2,060,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	2,126,706
945,000	NiSource Finance Corp., 4.38%, 5/15/47, Callable 11/15/46 @ 100	1,001,500
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100	1,666,924

		6,607,685

Oil, Gas & Consumable Fuels (0.1%):
1,020,000	Enterprise Products Operating LLC, 3.50%, 2/1/22	1,046,984
715,000	Nustar Logistics, LP, 4.80%, 9/1/20	725,725

		1,772,709

Personal Products (0.1%):
685,000	Unilever Capital Corp., 3.00%, 3/7/22	700,680

Pharmaceuticals (0.7%):
1,910,000	Bristol-Myers Squibb Co., 2.72% (US0003M+20 bps), 11/16/20(a)	1,912,042
2,925,000	Bristol-Myers Squibb Co., 2.55%, 5/14/21(a)	2,945,720
1,239,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	1,268,549
500,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	525,950

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$1,195,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	$1,326,647

		7,978,908

Software (0.7%):
7,705,000	Solera LLC, 10.50%, 3/1/24, Callable 8/5/19 @ 107.88(a)	8,350,294

Specialty Retail (0.2%):
540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	541,358
715,000	Home Depot, Inc., 2.83% (US0003M+31 bps), 3/1/22	714,827
600,000	Home Depot, Inc., 3.25%, 3/1/22	618,758

		1,874,943

Technology Hardware, Storage & Peripherals (0.3%):
3,180,000	Apple, Inc., 1.50%, 9/12/19	3,173,990

Tobacco (0.2%):
1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20	997,896
660,000	Philip Morris International, Inc., 2.94% (US0003M+42 bps), 2/21/20	661,368
1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	1,239,635

		2,898,899

Wireless Telecommunication Services (0.0%†):
515,000	T-Mobile USA, Inc., 6.00%, 3/1/23, Callable 7/16/19 @ 103	525,944

Total Corporate Bonds (Cost $216,556,792)		222,762,481

Yankee Dollars (1.0%):
Auto Components (0.0%†):
230,000	Aptiv plc, 4.35%, 3/15/29, Callable 12/15/28 @ 100	241,754

Diversified Financial Services (0.1%):
970,000	1011778 BC ULC New Red Finance, Inc., 4.63%, 1/15/22, Callable 8/6/19 @ 101.16(a)	972,425
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/21	418,000

		1,390,425

Electrical Equipment (0.3%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	775,731
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	280,150
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	964,313
975,000	Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26, Callable 2/15/21 @ 103.13(a)	1,034,719

		3,054,913

Household Products (0.2%):
2,150,000	Reckitt Benckiser Treasury Services plc, 2.38%, 6/24/22, Callable 4/24/22 @ 100(a)	2,142,758
1,450,000	Reckitt Benckiser Treasury Services plc, 2.90% (US0003M+56 bps), 6/24/22(a)	1,444,226

		3,586,984

See accompanying notes to the financial statements.

6

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Insurance (0.1%):
$735,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	$779,600

Media (0.2%):
1,765,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103.06(a)	1,840,013

Oil, Gas & Consumable Fuels (0.1%):
1,650,000	Shell International Finance BV, 2.99% (US0003M+45 bps), 5/11/20	1,655,932

Total Yankee Dollars (Cost $12,342,288)		12,549,621

U.S. Treasury Obligations (3.2%):
U.S. Treasury Notes (3.2%)
3,571,800	2.63%, 12/31/23	3,706,301
27,752,300	2.50%, 1/31/24	28,662,922
6,600,000	2.38%, 2/29/24	6,785,625

		39,154,848

Total U.S. Treasury Obligations (Cost $37,897,945)		39,154,848

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Option (0.0%†):
Total Purchased Options (Cost $102,392)		$230,712

Securities Held as Collateral for Securities on Loan (7.6%):
$92,257,663	BlackRock Liquidity FedFund, Institutional Class (b)	92,257,663

Total Securities Held as Collateral for Securities on Loan (Cost $92,257,663)		92,257,663

Money Markets (4.6%):
55,715,638	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 2.10%(c)	55,715,638

Total Money Markets (Cost $55,715,638)		55,715,638

Total Investment Securities (Cost $1,116,353,809) — 108.3%(d)		1,317,289,512
Net other assets (liabilities) — (8.3)%		(100,664,033)

Net Assets — 100.0%		$1,216,625,479

Percentages indicated are based on net assets as of June 30, 2019.

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

US0003M—3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $90,331,976.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2019.
(c)	The rate represents the effective yield at June 30, 2019.
(d)	See Federal Tax Information listed in the Notes to the Financial Statements.

Option Contracts

At June 30, 2019, the Fund’s over-the-counter options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Conagra Brands, Inc.	Citigroup	Call	25.00 USD	1/17/20	731	$18,275	$230,712

Total (Cost $102,392)							$230,712

At June 30, 2019, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Alphabet, Inc.	Goldman Sachs	Call	1270.00 USD	1/17/20	7	$8,890	$(12,903)
Alphabet, Inc.	Goldman Sachs	Call	1300.00 USD	1/17/20	6	7,800	(8,341)
Alphabet, Inc.	Citigroup	Call	1300.00 USD	1/17/20	58	75,400	(76,591)
Alphabet, Inc.	Citigroup	Call	1340.00 USD	1/17/20	14	18,760	(12,452)
Alphabet, Inc.	Goldman Sachs	Call	1350.00 USD	1/17/20	6	8,100	(5,110)
Alphabet, Inc.	Citigroup	Call	1350.00 USD	1/17/20	18	24,300	(14,475)
Alphabet, Inc.	Citigroup	Call	1365.00 USD	1/17/20	52	70,980	(35,906)
Alphabet, Inc.	Citigroup	Call	1400.00 USD	1/17/20	14	19,600	(6,745)

See accompanying notes to the financial statements.

7

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Alphabet, Inc.	Citigroup	Call	1500.00 USD	1/17/20	14	$21,000	$(2,406)
Amazon.com, Inc.	Citigroup	Call	1800.00 USD	1/17/20	11	19,800	(239,089)
Amazon.com, Inc.	Citigroup	Call	2000.00 USD	1/17/20	4	8,000	(45,445)
Amazon.com, Inc.	Citigroup	Call	2025.00 USD	1/17/20	4	8,100	(41,485)
Amazon.com, Inc.	Citigroup	Call	2100.00 USD	1/17/20	4	8,400	(31,199)
Amazon.com, Inc.	Citigroup	Call	2300.00 USD	1/17/20	17	39,100	(58,302)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2500.00 USD	1/17/20	7	17,500	(10,069)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2600.00 USD	1/17/20	7	18,200	(6,500)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2700.00 USD	1/17/20	7	18,900	(4,221)
American Electric Power Co., Inc.	Credit Suisse First Boston	Call	82.50 USD	1/17/20	10	825	(7,726)
American Electric Power Co., Inc.	Citigroup	Call	82.50 USD	1/17/20	96	7,920	(74,166)
American Electric Power Co., Inc.	Citigroup	Call	85.00 USD	1/17/20	469	39,865	(281,672)
American Electric Power Co., Inc.	Credit Suisse First Boston	Call	85.00 USD	1/17/20	10	850	(6,006)
American Electric Power Co., Inc.	Citigroup	Call	95.00 USD	1/17/20	335	31,825	(51,525)
American Tower Corp.	Credit Suisse First Boston	Call	170.00 USD	1/17/20	84	14,280	(318,370)
American Tower Corp.	Credit Suisse First Boston	Call	175.00 USD	1/17/20	162	28,350	(544,465)
American Tower Corp.	Citigroup	Call	175.00 USD	1/17/20	76	13,300	(255,428)
Anthem, Inc.	Citigroup	Call	300.00 USD	1/17/20	41	12,300	(58,825)
Anthem, Inc.	Citigroup	Call	310.00 USD	1/17/20	41	12,710	(44,516)
Anthem, Inc.	Citigroup	Call	330.00 USD	1/17/20	81	26,730	(48,529)
Danaher Corp.	Citigroup	Call	150.00 USD	1/17/20	57	8,550	(32,778)
Facebook, Inc.	Jefferies	Call	200.00 USD	1/17/20	166	33,200	(256,542)
Facebook, Inc.	JPMorgan Chase	Call	220.00 USD	1/17/20	283	62,260	(234,715)
Fiserv, Inc.	Credit Suisse First Boston	Call	95.00 USD	12/20/19	139	13,205	(64,482)
Hilton Worldwide Holdings, Inc.	Citigroup	Call	95.00 USD	1/17/20	136	12,920	(113,101)
Hilton Worldwide Holdings, Inc.	Citigroup	Call	97.50 USD	1/17/20	136	13,260	(93,092)
McDonald’s Corp.	Credit Suisse First Boston	Call	195.00 USD	1/17/20	70	13,650	(130,459)
McDonald’s Corp.	Citigroup	Call	195.00 USD	1/17/20	38	7,410	(70,821)
McDonald’s Corp.	Credit Suisse First Boston	Call	200.00 USD	1/17/20	70	14,000	(105,859)
McDonald’s Corp.	Citigroup	Call	200.00 USD	1/17/20	38	7,600	(57,466)
Microsoft Corp.	Citigroup	Call	120.00 USD	1/17/20	157	18,840	(286,950)
Microsoft Corp.	Citigroup	Call	125.00 USD	1/17/20	278	34,750	(407,994)
Microsoft Corp.	Credit Suisse First Boston	Call	125.00 USD	1/17/20	340	42,500	(498,986)
Microsoft Corp.	Citigroup	Call	130.00 USD	1/17/20	278	36,140	(318,079)
Microsoft Corp.	Credit Suisse First Boston	Call	130.00 USD	1/17/20	78	10,140	(89,245)
Microsoft Corp.	Royal Bank of Canada	Call	130.00 USD	1/17/20	264	34,320	(302,060)
Microsoft Corp.	Citigroup	Call	135.00 USD	1/17/20	284	38,340	(245,293)
Microsoft Corp.	Citigroup	Call	140.00 USD	1/17/20	394	55,160	(248,613)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	195.00 USD	1/17/20	54	10,530	(88,679)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	200.00 USD	1/17/20	361	72,200	(470,690)
S&P Global, Inc.	Citigroup	Call	220.00 USD	1/17/20	116	25,520	(220,715)
S&P Global, Inc.	Citigroup	Call	230.00 USD	1/17/20	115	26,450	(148,143)
Texas Instruments, Inc.	Jefferies	Call	120.00 USD	1/17/20	118	14,160	(73,458)
Texas Instruments, Inc.	Royal Bank of Canada	Call	125.00 USD	1/17/20	544	68,000	(237,939)
Texas Instruments, Inc.	Goldman Sachs	Call	130.00 USD	1/17/20	24	3,120	(7,175)
Texas Instruments, Inc.	JPMorgan Chase	Call	130.00 USD	1/17/20	125	16,250	(37,369)
Texas Instruments, Inc.	Jefferies	Call	130.00 USD	1/17/20	132	17,160	(39,462)
UnitedHealth Group, Inc.	Citigroup	Call	270.00 USD	1/17/20	47	12,690	(31,443)
UnitedHealth Group, Inc.	Goldman Sachs	Call	270.00 USD	1/17/20	73	19,710	(48,837)
UnitedHealth Group, Inc.	Citigroup	Call	280.00 USD	1/17/20	47	13,160	(20,891)
UnitedHealth Group, Inc.	Goldman Sachs	Call	290.00 USD	1/17/20	28	8,120	(8,157)
UnitedHealth Group, Inc.	Citigroup	Call	290.00 USD	1/17/20	56	16,240	(16,314)
UnitedHealth Group, Inc.	Citigroup	Call	300.00 USD	1/17/20	83	24,900	(15,774)
UnitedHealth Group, Inc.	JPMorgan Chase	Call	310.00 USD	1/17/20	52	16,120	(6,467)
UnitedHealth Group, Inc.	Goldman Sachs	Call	310.00 USD	1/17/20	6	1,860	(746)
UnitedHealth Group, Inc.	Jefferies	Call	310.00 USD	1/17/20	156	48,360	(19,402)
Visa, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/17/20	98	14,700	(274,005)
Visa, Inc.	Credit Suisse First Boston	Call	155.00 USD	1/17/20	99	15,345	(236,431)

See accompanying notes to the financial statements.

8

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Visa, Inc.	Credit Suisse First Boston	Call	160.00 USD	1/17/20	160	$25,600	$(320,219)
Visa, Inc.	Credit Suisse First Boston	Call	165.00 USD	1/17/20	136	22,440	(223,055)
Visa, Inc.	Credit Suisse First Boston	Call	170.00 USD	1/17/20	133	22,610	(174,250)
Visa, Inc.	Goldman Sachs	Call	170.00 USD	1/17/20	134	22,780	(175,560)
Visa, Inc.	Credit Suisse First Boston	Call	175.00 USD	1/17/20	133	23,275	(135,324)
Visa, Inc.	Goldman Sachs	Call	175.00 USD	1/17/20	321	56,175	(326,608)
Visa, Inc.	Goldman Sachs	Call	180.00 USD	1/17/20	107	19,260	(76,505)
Yum! Brands, Inc.	Citigroup	Call	100.00 USD	1/17/20	152	15,200	(202,887)
Yum! Brands, Inc.	Citigroup	Call	105.00 USD	1/17/20	458	48,090	(437,436)
Yum! Brands, Inc.	Bank of America	Call	105.00 USD	1/17/20	136	14,280	(129,894)
Yum! Brands, Inc.	Citigroup	Call	120.00 USD	1/17/20	78	9,360	(16,656)
Yum! Brands, Inc.	Citigroup	Call	125.00 USD	1/17/20	79	9,875	(9,323)

Total (Premiums $6,183,355)							$(10,088,816)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statement of Assets and Liabilities for Options Written

Value

Options Written	$(10,088,816)

See accompanying notes to the financial statements.

9

AZL T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2019

(Unaudited)

Assets:
Investment securities, at cost	$1,116,353,809

Investment securities, at value(a)	$1,317,289,512
Cash	631,186
Interest and dividends receivable	3,549,369
Receivable for investments sold	2,868,070
Reclaims receivable	5,986
Prepaid expenses	7,466

Total Assets	1,324,351,589

Liabilities:
Cash received as collateral for written options	280,000
Payable for investments purchased	3,560,390
Payable for capital shares redeemed	519,013
Payable for collateral received on loaned securities	92,257,663
Written Options (Premiums received $6,183,355)	10,088,816
Manager fees payable	690,110
Administration fees payable	20,529
Distribution fees payable	246,468
Custodian fees payable	8,528
Administrative and compliance services fees payable	2,722
Transfer agent fees payable	1,209
Trustee fees payable	2,132
Other accrued liabilities	48,530

Total Liabilities	107,726,110

Net Assets	$1,216,625,479

Net Assets Consist of:
Paid in capital	$883,215,937
Total distributable earnings	333,409,542

Net Assets	$1,216,625,479

Shares of beneficial interest (unlimited number of shares authorized, no par value)	61,276,870
Net Asset Value (offering and redemption price per share)	$19.85

(a)	Includes securities on loan of $90,331,976.

Statement of Operations

For the Six Months Ended June 30, 2019

(Unaudited)

Investment Income:
Dividends	$7,396,925
Interest	7,073,698
Income from securities lending	168,846
Foreign withholding tax	(10,107)

Total Investment Income	14,629,362

Expenses:
Manager fees	4,350,466
Administration fees	172,528
Distribution fees	1,450,155
Custodian fees	24,314
Administrative and compliance services fees	10,574
Transfer agent fees	3,519
Trustee fees	33,063
Professional fees	30,558
Shareholder reports	14,347
Other expenses	22,498

Total expenses before reductions	6,112,022
Less expenses voluntarily waived/reimbursed by the Manager	(290,039)

Net expenses	5,821,983

Net Investment Income/(Loss)	8,807,379

Net realized and Change in net unrealized gains/losses on investments:
Net realized gains/(losses) on securities	48,787,338
Net realized gains/(losses) on written options contracts	2,472,530
Change in net unrealized appreciation/depreciation on securities	130,597,727
Change in net unrealized appreciation/depreciation on written options contracts	(6,804,952)

Net realized and Change in net unrealized gains/losses on investments	175,052,643

Change in Net Assets Resulting From Operations	$183,860,022

See accompanying notes to the financial statements.

10

AZL T. Rowe Price Capital Appreciation Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$8,807,379	$25,857,530
Net realized gains/(losses) on investments	51,259,868	54,942,451
Change in unrealized appreciation/depreciation on investments	123,792,775	(75,497,531)

Change in net assets resulting from operations	183,860,022	5,302,450

Distributions to Shareholders:
Distributions	—	(73,943,574)

Change in net assets resulting from distributions to shareholders	—	(73,943,574)

Capital Transactions:
Proceeds from shares issued	8,669,662	32,612,882
Proceeds from dividends reinvested	—	73,943,574
Value of shares redeemed	(55,511,531)	(105,282,159)

Change in net assets resulting from capital transactions	(46,841,869)	1,274,297

Change in net assets	137,018,153	(67,366,827)
Net Assets:
Beginning of period	1,079,607,326	1,146,974,153

End of period	$1,216,625,479	$1,079,607,326

Share Transactions:
Shares issued	460,661	1,759,202
Dividends reinvested	—	4,227,763
Shares redeemed	(2,959,497)	(5,838,367)

Change in shares	(2,498,836)	148,598

See accompanying notes to the financial statements.

11

AZL T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
	(Unaudited)

Net Asset Value, Beginning of Period	$16.93		$18.03	$16.48	$16.04	$15.90	$15.84

Investment Activities:
Net Investment Income/(Loss)	0.14	(a)	0.41	0.17	0.21	0.11	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	2.78		(0.31)	2.28	1.03	0.68	1.69

Total from Investment Activities	2.92		0.10	2.45	1.24	0.79	1.80

Distributions to Shareholders From:
Net Investment Income	—		(0.17)	(0.24)	(0.12)	(0.10)	(0.06)
Net Realized Gains	—		(1.03)	(0.66)	(0.68)	(0.55)	(1.68)

Total Dividends	—		(1.20)	(0.90)	(0.80)	(0.65)	(1.74)

Net Asset Value, End of Period	$19.85		$16.93	$18.03	$16.48	$16.04	$15.90

Total Return(b)	17.25	%(c)	0.38%	15.04%	7.84%	5.07%	11.77%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,216,625		$1,079,607	$1,146,974	$997,346	$1,150,906	$787,570
Net Investment Income/(Loss)(d)	1.52%		2.25%	0.97%	1.10%	0.98%	0.93%
Expenses Before Reductions(d)(e)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Expenses Net of Reductions(d)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00	%(f)
Portfolio Turnover Rate	25	%(c)	70%	65%	89%	73%	72%

(a)	Calculated using the average shares method.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)

Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remitted a portion of the brokerage commission which is used to pay certain Fund expenses. The Fund ceased participation in the program in June 2014.

See accompanying notes to the financial statements.

12

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” The Trust consists of 22 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price Capital Appreciation Fund (the “Fund”), and 21 are presented in separate reports.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income received by the Fund from sources within foreign countries may be subject to withholding or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Foreign Currency Translation and Withholding Taxes

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies. Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

13

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Bank Loans

The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio of Investments. All or a portion of any bank loans may be unfunded. The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2019 are presented on the Fund’s Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $16,613 during the period ended June 30, 2019. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $90,331,976 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2019. At June 30, 2019, there were no master netting provisions in the securities lending agreement.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act (the “Rule”), the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2019, the Fund participated in following cross-trade transactions:

	Purchases	Sales	Realized Gains/(Losses)

AZL T.Rowe Price Capital Appreciation Fund	$—	$341,236	$(27,134)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2019, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

14

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended June 30, 2019, the monthly average notional amount for written options contracts was $6.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value	Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk

Equity Contracts		$—	Written Options contracts	$10,088,816

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized	Realized Gains/(Losses) on Derivatives Recognized	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized

Equity Risk

Equity Contracts	Net realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts	$2,472,530	$(6,804,952)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2019. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019.

As of June 30, 2019, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Written Option contracts	$—	$10,088,816

Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	10,088,816
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	(388,864)

Total assets and liabilities subject to a MNA	$—	$9,699,952

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2019:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities

Bank of America	$129,894	$—	$—	$—	$129,894
Citigroup	4,372,525	—	—	(280,000)	4,092,525
Credit Suisse First Boston	3,709,041	—	—	—	3,709,041
Goldman Sachs	669,942	—	—	—	669,942
JPMorgan Chase	278,551	—	—	—	278,551
Royal Bank of Canada	539,999	—	—	—	539,999

Total	$9,699,952	$—	$—	$(280,000)	$9,419,952

*

The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

15

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

Recent Accounting Pronouncements

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Fund has adopted ASU 2017-08 on a modified retrospective basis as of January 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of January 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3. Fees and Transactions with Affiliates and Other Parties

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with T. Rowe Price Associates, Inc. (“T. Rowe Price”), T. Rowe Price provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2021.

For the period ended June 30, 2019, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit

AZL T. Rowe Price Capital Appreciation Fund	0.75%	1.20%

*	The Manager voluntarily reduced the management fee to 0.70% on all assets. The manager reserves the right to increase the management fee to the amount shown in the table at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2019, there were no contractual reimbursements subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets on the first $4 billion, 0.04% of daily average net assets on the next $2 billion, 0.02% of daily average net assets on the next $2 billion and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2019, $5,068 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $182,500 annual Board retainer, the Lead Director receives an additional $45,625 annually, the Chair of the Audit Committee and Financial Expert receives an additional $10,000 annually and the Chair of the Nominating and Corporate Governance Committee receives an additional $10,000 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2019, actual Trustee compensation was $671,563 in total for both trusts.

16

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

During the period ended June 30, 2019, the Fund paid approximately $X to affiliated broker/dealers of the Subadvisor on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. The Fund generally values index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded and are typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Other^	Total

Common Stocks+	$723,801,444	$15,649,321	$—	$739,450,765
Preferred Stocks	38,576,076	—	—	38,576,076
Convertible Preferred Stocks	12,806,886	17,357,931	—	30,164,817
Asset Backed Securities	—	3,854,533	—	3,854,533
Bank Loans	—	82,572,358	—	82,572,358
Corporate Bonds+	—	222,762,481	—	222,762,481
Yankee Dollars+	—	12,549,621	—	12,549,621
U.S. Treasury Obligations	—	39,154,848	—	39,154,848
Purchased Options	—	230,712	—	230,712
Securities Held as Collateral for Securities on Loan	—	—	92,257,663	92,257,663
Money Markets	55,715,638	—	—	55,715,638

Total Investment Securities	830,900,044	394,131,805	92,257,663	1,317,289,512

Other Financial Instruments:*
Written Options	(76,505)	(10,012,311)	—	(10,088,816)

Total Investments	$830,823,539	$384,119,494	$92,257,663	$1,307,200,696

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as written options.

^

Investments categorized as Securities Held as Collateral for Securities on Loan in the Schedule of Portfolio Investments, are measured at fair value using the NAV per share practical expedient. These investments are not classified within the fair value hierarchy, and are reflected as “Other” in the above table. Although there can be no assurance, in general, the fair value of investments measured using the NAV per share practical expedient represents the amount the owner of such investments might reasonably expect to receive in an orderly sale.

17

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2019, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales

AZL T. Rowe Price Capital Appreciation Fund	$282,749,598	$355,756,251

For the period ended June 30, 2019, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales

AZL T. Rowe Price Capital Appreciation Fund	$39,425,218	$25,817,611

6. Investment Risks

Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

7. Federal Tax Information

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at June 30, 2019 is $1,114,717,419. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$209,922,089
Unrealized (depreciation)	(17,438,812)

Net unrealized appreciation/(depreciation)	$192,483,277

18

AZL T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2019 (Unaudited)

As of the latest tax year end, December 31, 2018, the tax character of dividends paid to shareholders was as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)

AZL T. Rowe Price Capital Appreciation Fund	$26,818,851	$47,124,723	$73,943,574

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

At December 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation(a)	Total Accumulated Earnings/ (Deficit)

AZL T. Rowe Price Capital Appreciation Fund	$25,828,337	$54,523,504	$—	$69,996,382	$150,348,223

(a)	The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

8. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2019, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.

9. Subsequent Events

Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

19

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0619 08/19

Item 2.	Code of Ethics.

Not applicable __ only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable __ only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date     August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date    August 27, 2019

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date    August 27, 2019